Jason L. Bradshaw

Senior Variable Compliance Consultant

North American Companies

for Life and Health Insurance

525 West Van Buren • Chicago, Illinois 60607

Phone:  800.800.3656, Ext. 27878 • Fax: 312.648.7778

E-Mail:  jbradshaw@sfgmembers.com

April 26, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

 RE: Midland National Life Separate Account C

        File Number 333-176870 – LiveWell Variable Annuity

Commissioners:

Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 12 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b)(4) of that Rule, we certify the amendment does not contain disclosure that would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Eversheds-Sutherland (US) LLP at 202-383-0126 or FredBellamy@eversheds-sutherland.com.

Sincerely,

/s/ Jason L Bradshaw

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Eversheds-Sutherland (US) LLP

As filed with the Securities and Exchange Commission on April 26, 2018
Registration Nos. 333-176870
811-07772

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o
Pre-Effective Amendment No.	o
Post-Effective Amendment No. 12	x
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	o
ACT OF 1940
Amendment No. 134	x

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(605) 335-5700

Name and Address of Agent for Service:	Copy to:

Brian Hansen	Frederick R. Bellamy, Esq.
Senior Vice President, General Counsel & Secretary	Eversheds-Sutherland (US) LLP
Midland National Life Insurance Company	700 Sixth Street, NW, Suite 700
Sammons Financial Group	Washington, DC 20001-3980
4350 Westown Parkway
West Des Moines, IA 50266

It is proposed that this filing will become effective:
o	Immediately upon filing pursuant to paragraph (b) of Rule 485
x	On May 1, 2018	pursuant to paragraph (b) of Rule 485
o	60 days after filing pursuant to paragraph (a) of Rule 485
o	On	pursuant to paragraph (a) of Rule 485

Title of securities being registered:
LiveWell Variable Annuity
Individual Flexible Premium Variable Annuity Contracts.

LiveWell Variable Annuity Prospectus

May 1, 2018

An Individual Flexible Premium Deferred Variable Annuity

issued by: Midland National Life Insurance Company

through the Midland National Life Separate Account C

This prospectus describes what you should know before purchasing the LiveWell Variable Annuity Contract.  Please read this prospectus carefully and keep it for future reference.

The LiveWell Variable Annuity (the “Contract”) is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs.  The minimum initial premium for a Contract is $10,000.

The investment options available under your Contract are listed on the following pages.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of each investment option.

Replacing an existing annuity with the Contract may not be of financial benefit to you.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

We pay compensation to broker/dealers whose registered representatives sell the Contract.  See “Distribution of the Contracts” for additional information about the compensation we pay.

A Statement of Additional Information (“SAI”) about the Contract and the Midland National Life Separate Account C, dated May 1, 2018 has been filed with the Securities and Exchange Commission (“SEC”).  The SAI is available free of charge by accessing the SEC’s Internet website (www.sec.gov) or upon request, free of charge, by writing to us at our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547 or by calling our Customer Service Center toll-free (866) 747-3421.  The table of contents of the SAI is included at the end of this prospectus and is incorporated herein by reference.  The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate your premiums to the Separate Account investment options (see Definitions) that invest in a specified mutual fund (“portfolio”).  The investment options invest in the following series funds or trusts:

• The Alger Portfolios	• Ivy Variable Insurance Portfolios
• AB Variable Products Series Fund, Inc.	• Janus Aspen Series
• ALPS Variable Investment Trust	• John Hancock Variable Insurance Trust
• American Century Variable Portfolios, Inc.	• Lazard Retirement Series, Inc.
• American Funds Insurance Series®	• Legg Mason Partners Variable Equity Trust
• BlackRock Variable Series Funds, Inc.	• Legg Mason Partners Variable Income Trust
• Calvert Variable Products, Inc.	• Lord Abbett Series Fund, Inc.
• Calvert Variable Series, Inc.	• MFS Variable Insurance Trust
• Columbia Funds Variable Insurance Trust	• MFS Variable Insurance Trust II
• Columbia Funds Variable Series Trust II	• Northern Lights Variable Trust
• Deutsche Variable Insurance Portfolios	• Oppenheimer Variable Account Funds
• Eaton Vance Variable Trust	• PIMCO Variable Insurance Trust
• Fidelity® Variable Insurance Products	• Pioneer Variable Contracts Trust
• First Investors Life Series Funds	• Royce Capital Fund
• Franklin Templeton Variable Insurance Products Trust	• T. Rowe Price
• Guggenheim Variable Insurance Funds	• VanEck VIP Trust

Your accumulation value in the investment options will increase or decrease based on investment performance of the mutual fund portfolios.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACT DESCRIBED IN THIS PROSPECTUS IS NOT A BANK DEPOSIT, NOT AN OBLIGATION OF A BANK, AND IS NOT GUARANTEED BY A BANK.  THIS CONTRACT IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE CONTRACT INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

The Separate Account investment options (the “subaccounts”) currently available under your Contract are:

1. AB VPS Dynamic Asset Allocation Portfolio B	41. Columbia Variable Portfolio - Select Large-Cap Value Fund Class 2
2. AB VPS Real Estate Investment Portfolio B	42. Columbia Variable Portfolio - Seligman Global Tech Fund Class 2
3. AB VPS Small/Mid Cap Value Portfolio B	43. Columbia Variable Portfolio - US Government Mortgage Fund Class 2
4. Alger Capital Appreciation Portfolio Class S	44. Deutsche Alternative Asset Allocation VIP-B
5. ALPS | Alerian Energy Infrastructure Portfolio Class III	45. Deutsche Equity 500 Index VIP-B
6. ALPS | Red Rocks Listed Private Equity Class III	46. Deutsche Small Cap Index VIP-B
7. American Century VP Inflation Protection Fund II	47. Deutsche Small Mid Cap Value VIP-B
8. American Century VP Mid Cap Value Fund II	48. Eaton Vance VT Floating-Rate Income Fund
9. American Century VP Ultra Fund II	49. Fidelity® VIP Contrafund® Portfolio Service Class 2
10. American Century VP Value Fund II	50. Fidelity® VIP Emerging Markets Portfolio Service Class 2
11. American Funds IS Asset Allocation Fund Class 4	51. Fidelity® VIP FundsManager 50% Portfolio Service Class 2
12. American Funds IS Blue Chip Income and Growth Fund Class 4	52. Fidelity® VIP FundsManager 70% Portfolio Service Class 2
13. American Funds IS Capital Income Builder® Class 4	53. Fidelity® VIP FundsManager 85% Portfolio Service Class 2
14. American Funds IS Global Growth and Income Fund Class 4	54. Fidelity® VIP High Income Portfolio Service Class 2
15. American Funds IS Global Growth Fund Class 4	55. Fidelity® VIP Mid Cap Portfolio Service Class 2
16. American Funds IS Global Small Capitalization Fund Class 4	56. Fidelity® VIP Real Estate Portfolio Service Class 2
17. American Funds IS Growth Fund Class 4	57. Fidelity® VIP Strategic Income Portfolio Service Class 2
18. American Funds IS Growth-Income Fund Class 4	58. Fidelity® VIP Value Strategies Portfolio Service Class 2
19. American Funds IS International Fund Class 4	59. First Investors Life Series Covered Call Strategy
20. American Funds IS International Growth and Income Fund Class 4	60. First Investors Life Series International Fund
21. American Funds IS New World Fund® Class 4	61. First Investors Life Series Opportunity Fund
22. American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	62. First Investors Life Series Total Return Fund
23. American Funds IS Ultra-Short Bond Fund Class 4	63. Franklin Income VIP Fund Class 2
24. BlackRock Basic Value V.I. Fund Class III	64. Franklin Mutual Global Discovery VIP Fund Class 2
25. BlackRock Equity Dividend V.I. Fund Class III	65. Franklin Mutual Shares VIP Fund Class 2
26. BlackRock Global Allocation V.I. Fund Class III	66. Franklin Rising Dividends VIP Fund Class 2
27. BlackRock iShares® Alternative Strategies V.I. Fund Class III	67. Guggenheim VIF Global Managed Futures Strategy Fund
28. BlackRock iShares® Dynamic Allocation V.I. Fund Class III	68. Guggenheim VIF Long Short Equity Fund
29. BlackRock Large Cap Focus Growth V.I. Fund Class III	69. Guggenheim VIF Multi-Hedge Strategies Fund
30. Calvert VP SRI Balanced Portfolio	70. Guggenheim VIF Small Cap Value Fund Series Q
31. Calvert VP SRI Mid Cap Portfolio	71. Ivy VIP Energy
32. ClearBridge Variable Aggressive Growth Class II	72. Ivy VIP Global Bond
33. ClearBridge Variable Dividend Strategy Portfolio Class II	73. Ivy VIP Growth
34. ClearBridge Variable Large Cap Growth II	74. Ivy VIP High Income
35. ClearBridge Variable Mid Cap Portfolio Class II	75. Ivy VIP International Core Equity
36. ClearBridge Variable Small Cap Growth Portfolio Class II	76. Ivy VIP Mid Cap Growth
37. Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	77. Ivy VIP Natural Resources
38. Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	78. Ivy VIP Science and Technology
39. Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	79. Ivy VIP Small Cap Core
40. Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	80. Ivy VIP Small Cap Growth

Separate Account investment options continued on next page.

81. Janus Henderson Balanced Portfolio Service Shares	111. Oppenheimer Total Return Bond Fund/VA Service Class
82. Janus Henderson Enterprise Portfolio Service Shares	112. PIMCO All Asset Portfolio Advisor Class
83. Janus Henderson Flexible Bond Portfolio Service Shares	113. PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class
84. Janus Henderson Global Research Portfolio Service Shares	114. PIMCO Emerging Markets Bond Portfolio Advisor Class
85. Janus Henderson Global Technology Portfolio Service Shares	115. PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class
86. Janus Henderson Global Unconstrained Bond Portfolio Service Shares	116. PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class
87. Janus Henderson Mid Cap Value Portfolio Service Shares	117. PIMCO High Yield Portfolio Advisor Class
88. Lazard Retirement Global-Dynamic Multi Asset Portfolio Service Shares	118. PIMCO Income Portfolio Advisor Class
89. John Hancock VIT Financial Industries Trust Series II	119. PIMCO Low Duration Portfolio Advisor Class
90. John Hancock VIT Fundamental All Cap Core Trust Series II	120. PIMCO Real Return Portfolio Advisor Class
91. John Hancock VIT Select Bond Trust Series II	121. PIMCO Short-Term Portfolio Advisor Class
92. John Hancock VIT Strategic Income Opportunities Trust Series II	122. PIMCO Total Return Portfolio Advisor Class
93. Lazard Retirement International Equity Portfolio Service Shares	123. PIMCO Unconstrained Bond Portfolio Advisor Class
94. Lord Abbett Series Fund Bond Debenture Portfolio VC	124. Pioneer Bond VCT Portfolio Class II
95. Lord Abbett Series Fund Developing Growth Portfolio VC	125. Pioneer Equity Income VCT Portfolio Class II
96. Lord Abbett Series Fund Fundamental Equity Portfolio VC	126. Pioneer Strategic Income VCT Portfolio Class II
97. Lord Abbett Series Fund Short Duration Income Portfolio VC	127. Power Dividend Index VIT Fund Class 1
98. MFS VIT II Blended Research Core Equity Portfolio Service Class	128. Royce Capital Fund - Small-Cap Portfolio Service Class
99. MFS VIT II Corporate Bond Portfolio Service Class	129. Rydex VIF Biotechnology Fund
100. MFS VIT II Emerging Markets Equity Portfolio Service Class	130. Rydex VIF S&P 500 Pure Growth Fund
101. MFS VIT II Global Tactical Allocation Portfolio Service Class	131. Rydex VIF S&P MidCap 400 Pure Growth Fund
102. MFS VIT II Technology Portfolio Service Class	132. T. Rowe Price Blue Chip Growth Portfolio-II
103. MFS VIT New Discovery Series Service Class	133. T. Rowe Price Health Sciences Portfolio-II
104. MFS VIT Utilities Series Service Class	134. Templeton Developing Markets VIP Fund Class 2
105. Oppenheimer Discovery Mid Cap Growth/VA Service Class	135. Templeton Foreign VIP Fund Class 2
106. Oppenheimer Global Fund/VA Service Class	136. Templeton Global Bond VIP Fund Class 2
107. Oppenheimer Global Multi-Alternatives Fund/VA Service Class	137. VanEck VIP Global Hard Assets Fund S
108. Oppenheimer International Growth Fund/VA Service Class	138. Western Asset Core Bond Plus VIT Portfolio Class II
109. Oppenheimer Main Street Fund/VA Service Class	139. Western Asset Variable Global High Yield Bond Portfolio Class II
110. Oppenheimer Main Street Small Cap Fund/VA Service Class

These investment options are open to new premiums and investment transfers.  More information, including information regarding “closed” investment options, can be found in the appendices. “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” highlights each subaccount’s investment objectives and adviser.

If you have received a summary prospectus for any of the investment options available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information, shown on the front of the portfolio’s summary prospectus.

DEFINITIONS

SUMMARY

Features of LiveWell Variable Annuity

Your “Free Look” Right

Your Accumulation Value

Flexible Premium Payments

Investment Choices

Transfers

Frequent or Disruptive Transfers

Optional Value Endorsement

Surrenders and Partial Withdrawals

Administrative Procedures

Risk of Increases in Fees and Charges

Death Benefit

Fees and Expenses

Contract Owner Transaction Expenses

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

Expense Examples

Financial Information

Charges and Fees

Sales Charges

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Third-Party Registered Investment Adviser Fee

State Premium Taxes

Optional Value Endorsement Fee Reduction

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Other Products

Inquiries and Correspondence

Electronic Account Information

State Variations

Our Separate Account C and Its Investment Options

Amounts in Our Separate Account

We Own the Assets of Our Separate Account

Our Right to Change How We Operate Our Separate Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

Premium Payments

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

Your Accumulation Value

Transfers of Accumulation Value

Transfer Limitations

Surrenders and Partial Withdrawals

Systematic Withdrawals

Dollar Cost Averaging

Portfolio Rebalancing

Death Benefit

Optional Value Endorsement

Free Withdrawal Amount

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Transfer Charge

Charges in the Portfolios

State Premium Taxes

Other Taxes

Optional Value Endorsement

Surrender Charges for the Optional Value Endorsement

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Non-Qualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Diversification and Distribution Requirements

Surrenders and Partial Withdrawals

Multiple Contracts

Withholding

Annuity Payments

Partial Annuitization

Medicare Tax

Definition of Spouse under Federal Law

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death Benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Annuity Purchases by Residents of Puerto Rico

Foreign Tax Credits

Maturity Date

Electing an Annuity Payment Option

Fixed Payment Options

Payment Options

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Portfolio Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants in Other Companies

Our Reports to Owners

Contract Periods, Anniversaries

Dividends

Change of Address Notification

Modification to Your Contract

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds from This Contract

Distribution of the Contracts

Regulation

Cybersecurity Risks

Legal Proceedings

STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

Investment Policies of the Portfolios

Availability of the Portfolios

APPENDIX B – STATE VARIATIONS

APPENDIX C – CONDENSED FINANCIAL INFORMATION

DEFINITIONS

For your convenience, below is a glossary of the special terms we use in this prospectus.  These terms are generally in bold face type throughout this document.

Accumulation Unit means the units credited to each investment option in the Separate Account before the maturity date.

Accumulation value means the sum of the amounts you have in the investment option(s) of our Separate Account under your in force Contract. This may also be referred to as account value.

Annuitant means the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The annuitant may not be changed during the annuitant’s lifetime.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from your Contract under one of the annuity payment options.  An election to annuitize your Contract may be irrevocable.  If you elect to annuitize your Contract, you will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.

Base Contract means the Contract without an Optional Value Endorsement (or any other optional endorsements) included.

Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of the owner.

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.

Contract Anniversary means the same date in each Contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.  For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; subsequent Contract months will begin on the first day of each month (March 1, March 31, May 1, May 31, etc.).

Contract Quarter means a three-month period that starts on the same date as the issue date in each three-month period.  For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).

Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter.

Customer Service Center means where you must send correspondence, service or transaction requests, and inquiries to P.O. Box 758547 Topeka, Kansas, 66675-8547 or via fax (866) 511-7038. The toll free telephone number is (866) 747-3421. Please note: Premium payments must be sent to P.O. Box 758546, Topeka, Kansas, 66675-8546. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001. This should only be used for mail delivered via a courier.

Death Benefit means the amount that we will pay to the beneficiary in the event of the death of the owner if the Contract is still in force.  The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net premiums paid on the business day that our Customer Service Center receives the required documentation in good order.

Gain means the difference, if any, between your accumulation value and the total premiums received less any reduction for partial withdrawals on a dollar for dollar basis.

Good Order means all of the information necessary to process a transaction, as we determine in our discretion.  Transaction requests will generally be processed on the business day they are received at the Customer Service Center as long as the request is in good order. For more detailed information see “Administrative Procedures” on page 10.

Gross Premium means (1) if you do not elect an Optional Value Endorsement, your premium payment(s) before any partial withdrawals; and (2) if you do elect an Optional Value Endorsement, this means your premium payments before any partial withdrawals and any surrender charges.

Investment Option means an option or division of our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Issue Age means the age of the owner on the last birthday before the issue date.

Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined.

Maturity Date means the date, specified in your Contract, on which income payments will begin.  The earliest possible maturity date is the 1st Contract anniversary at which time you may annuitize your full accumulation value.  The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.

Net Premium means (1) if you do not elect an Optional Value Endorsement, total premiums received less any reductions for partial withdrawals on a pro-rata basis; and (2) if you do elect an Optional Value Endorsement, this means total premiums received less any reductions for partial withdrawals and less applicable surrender charges on a pro-rata basis.

Owner means the person(s) or entity that is named in the application or on the latest change filed with us who is entitled to exercise all rights and privileges provided in the Contract.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity date, the owner will be the payee.  The beneficiary is the payee of the proceeds at the death of the Owner, if the date of death is prior to the maturity date.

Principal Office means Midland National Life Insurance Company’s principal place of business located at 4350 Westown Parkway, West Des Moines, IA  50266.  Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to our Customer Service Center.

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to us.

Remaining Premium means if you elect the Optional Value Endorsement, the premium payments made less the partial withdrawals taken and less any surrender charges on a dollar for dollar basis.

Separate Account means the Midland National Life Separate Account C which receives and invests your premiums under the Contract.  Our Separate Account is divided into subaccounts.

Subaccount means an option or division of our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Surrender Value means (1) if you do not elect an Optional Value Endorsement, the Separate Account accumulation value on the date of surrender less the quarterly Contract maintenance fee and any state premium tax, if applicable; and (2) if you do elect an Optional Value Endorsement, this means the Separate Account accumulation value on the date of surrender less any applicable surrender charge,   quarterly Contract maintenance fee and any state premium tax, if applicable. This may also be referred to as cash surrender value.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.  Midland National reserves the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

Written Notice means a notice or request submitted in a written form satisfactory to us, that is signed by the owner and received by us at our Customer Service Center in good order at P.O. Box 758547, Topeka, Kansas 66675-8547 or via fax (866) 511-7038. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

SUMMARY

In this prospectus “we,” “our,” “us,” “Midland National,” and “Company” mean Midland National Life Insurance Company.  “you” and “your” mean the owner of the Contract.  We refer to the person who is covered by the Contract as the “annuitant,” because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the Contract. The detailed information appearing later in this prospectus further explains the following summary.  Please read this entire prospectus, your Contract and the SAI for more detailed information.  The prospectus discloses all material features and benefits of the Contract. Unless otherwise indicated, the description of the Contract in this prospectus assumes that the Contract is in force.

Features of LiveWell Variable Annuity

The LiveWell Variable Annuity, a flexible premium deferred variable annuity, described in this prospectus provides for accumulation of assets (the “accumulation value”) and payment of annuity payments.  The Contract is designed to aid individuals in long-term planning for retirement or other long-term purposes.

The Contract is available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (“Non-Qualified Contract”) and for retirement plans which do qualify for those tax advantages (“Qualified Contract”).  This Contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contract” on page 15 for more detailed information.

Replacing an existing annuity with the Contract may not be of financial benefit to you.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of your existing annuity with those of the Contract described in this prospectus before replacing an existing annuity.

This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  You should not buy this Contract:

•         if you are looking for a short-term investment; or

•         if you cannot risk getting back less money than you put in.

Your “Free Look” Right

You can examine the Contract and return it to us for any reason within ten (10) days after you receive it for a refund of the accumulation value (which may be more or less than the premium payments you paid), or if greater and required by your state, the original amount of your premium payment.  Longer free look periods apply in some states and in certain situations.  See “Free Look” on page 19 for more details.

Your Accumulation Value

Your accumulation value depends on:

•         the amount and frequency of premium payments,

•         the selected subaccounts’ investment experience,

•         partial withdrawals, and

•         charges and deductions.

You bear the investment risk under the Contract.  There is no minimum guaranteed accumulation value and you could lose accumulation value invested in this Contract.

Flexible Premium Payments

You may pay premiums whenever you want, prior to annuitization, and in whatever amount you want, within certain limits and subject to our ability to refuse any premiums.  The minimum initial premium for a Contract is $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, we will also accept additional payments via automatic bank draft in amounts of $100 or more per month.

Unless you receive approval from us, the maximum amount of premium you can pay into this Contract prior to the maturity date is $2,000,000.  Also, an initial or additional premium that would cause the contract value of all annuities that you maintain with Midland National to exceed $5,000,000 requires our prior approval.  This limit is calculated for each annuitant or owner and is based on all active annuity contracts.

Investment Choices

You allocate your accumulation value to the investment options of our Separate Account available under this Contract.  Currently, we do not limit the maximum number of investment options. However, we reserve the right to limit the maximum number of investment options invested in at any one time.

For a full description of the investment options, see the portfolios’ prospectuses or summary prospectuses, which accompany this prospectus.  See “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” on page 44 for more information.

Each investment option pays a different investment management or advisory fee and has different operating expenses.  More detail concerning each investment options’ fees and expenses is contained in the prospectus provided by the fund company.

We allocate your premiums and investment allocations to the investment options you choose.  The value of your Contract will fluctuate daily during the accumulation period depending on the investment options you have chosen; you bear the investment risk.

Transfers

We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active dollar cost averaging (“DCA”) or automatic rebalancing programs. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law or pursuant to our agreements with the underlying portfolios.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner we deem appropriate for some, all, or specific Contract owners.  See “Transfer Limitations” on page 21 for more information. Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment options can cause risks with adverse effects for other Contract owners (and beneficiaries and portfolios).  These risks and harmful effects include:

•         dilution of the interests of long-term investors in an investment option if transfers into the option are made at unit values that are priced below the true value or transfers out of the investment option are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

•         an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and

•         increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment options of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the Contract.

Optional Value Endorsement

If you elect the Optional 5-, 6- or 7-Year Value Endorsement, then you will be subject to a 5-, 6- or 7-year declining surrender charge for each premium payment, but in exchange we will reduce the Separate Account annual expenses by -0.10%, 0.15% or -0.20%, respectively, which is a percentage of the average daily accumulation value.  This reduces the total daily charge of the LiveWell Variable Annuity Contract when you elect the Optional Value Endorsement; see “Fees and Expenses” below.  Electing this endorsement will benefit Contract owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.  The Optional Value Endorsement may only be elected at issue (i.e., when you first purchase the Contract). The maximum issue age for the Optional Value Endorsement is 85 (the owner’s age). For detailed information regarding this endorsement see “Optional Value Endorsement” on page 27.

Surrenders and Partial Withdrawals

You may generally withdraw all or part of your surrender value at any time, before annuity payments begin.  Withdrawals, also known as partial withdrawals, will reduce your net premium and accumulation value which will affect the death benefit on this Contract.  See “Surrenders and Partial Withdrawals” on page 23 for more information.  The amount you request (plus any surrender charge, if applicable) will be deducted from your accumulation value. We will also deduct a quarterly Contract maintenance fee, as applicable.  You may take a surrender in a lump sum or choose to elect an income through annuitization that will continue as long as you live or for some other period you elect.  See “Free Withdrawal Amount” on page 28 for more information.

If you elect the Optional Value Endorsement, then we will deduct  surrender charges for partial withdrawals or full surrenders (including annuitizations). Partial withdrawals will reduce your net premium, remaining premium and accumulation value as well as the death benefit on this Contract.  See “Surrenders and Partial Withdrawals” on page 23 for more information. We will impose applicable surrender charges on any surrender or partial withdrawal in excess of the free withdrawal amount available under the Optional Value Endorsement, (including surrenders to begin annuity payments).

If you do not elect the Optional Value Endorsement and have only the base contract, then we will not deduct surrender charges for partial withdrawals, full surrenders and annuitizations.

You may also elect a systematic withdrawal option.  See “Systematic Withdrawals” on page 24.

A partial withdrawal or surrender (including withdrawals to pay third-party investment advisers) may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 ½.  Under Non-Qualified Contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  See “FEDERAL TAX STATUS” on page 32, and “Electing an Annuity Payment Option” on page 36.  Surrenders from Contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means at our Customer Service Center, subject to our administrative procedures, which vary depending on the type of service requested and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process your request at the accumulation unit value next determined after you have met all administrative requirements in good order.

Good order means that all of the information necessary to process a transaction is provided. This includes any required forms are accurately filled out and that we have all the signatures and other information we require, including written notice and proper notification, as we determine in our discretion. To the extent applicable, this information and documentation generally includes your completed application or service form, the Contract number, the transaction amount (in dollars or percentages as applicable), the full names of and allocations to and/or from the investment options affected by the requested transaction, the signatures of all Contract owners, exactly as registered on the Contract, social security number or taxpayer I.D. and any other information or supporting documentation that we may require.  Please sign and date all of your requests. With respect to purchase requests, good order also generally includes receipt of sufficient funds by us to effect the purchase.  We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

For transactions submitted by telephone, facsimile or internet, the transaction must be completed in good order prior to the close of regular trading of the New York Stock Exchange, generally 3:00 p.m. Central Time.

Risk of Increases in Fees and Charges

Certain fees and charges assessed against the Contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels for newly issued contracts. Fees and changes may not be changed after a contract has been issued. Note:  The fees and charges assessed under your Contract are set at the current levels in effect on the issue date and may not be changed for the life of your Contract.

Death Benefit

The LiveWell Variable Annuity Contract pays a death benefit when the owner dies before the maturity date, if the Contract is still in force.

If the owner dies on or after the maturity date, then any remaining guaranteed amounts, other than the amount payable to, or for the benefit of, the owner’s surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death.  Other rules relating to distributions at death apply to Qualified Contracts.  State premium taxes may also be deducted from all death benefit proceeds. See “Death Benefit” on page 26 for more information.

Fees and Expenses

The following tables list the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses

The first set of tables list the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer accumulation value between investment options.  State premium taxes may also be deducted.

Base Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	None
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$0 - $15

Contract Owner Transaction Expenses with Optional Value Endorsement	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	0% to 8.0%[3]
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$0 - $15

1State premium tax is based on current resident state and varies by state.  If applicable in your state, it is generally payable upon full surrender, death, maturity or annuitization.

2We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year.

3The maximum surrender charge will vary depending on the Optional Value Endorsement you choose at the time of application.

Periodic Charges Other Than Portfolio Expenses

The next tables list the fees and expenses that you may pay periodically during the time that you own the Contract, not including portfolio company fees and expenses. Please note that the first  table is for the base contract only (without  the Optional Value Endorsement) and the other tables are for the Contract with an Optional Value Endorsement.

Base Contract (without Optional Value Endorsement)
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Total Separate Account Annual Expenses for Base Contract	2.25%	1.35%

Contract with Optional 5-Year Value Endorsement
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)	0.00%	-0.10%

Total Separate Account Annual Expenses with Optional 5-Year Value Endorsement	2.25%	1.25%

Contract with Optional 6-Year Value Endorsement
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)[3]	0.00%	-0.15%

Total Separate Account Annual Expenses with Optional 6-Year Value Endorsement	2.25%	1.20%

Contract with Optional 7-Year Value Endorsement
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)	0.00%	-0.20%

Total Separate Account Annual Expenses with Optional 7-Year Value Endorsement	2.25%	1.15%

Note: Once we issue your Contract, current rates for periodic charges (including the Optional Value Endorsement Annual Expense Reduction) are guaranteed for the life of the Contract.

1Currently the annual amount is $40 and may not exceed $60. The quarterly fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender. We reserve the right to change this fee, however, it will not exceed $60 annually.  If your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or full surrender, no Contract maintenance fee is charged.

The quarterly Contract maintenance fee is reflected in the examples below by a method intended to show the impact of the quarterly Contract maintenance fee that is currently assessed for Contracts with an accumulation value of less than $50,000. In the examples, the quarterly Contract maintenance fee is approximated for an “average” Contract with an initial premium of $100,000 as an annual asset charge of 0.06% (based on the maximum $60 charge) or 0.04% (based on the current $40 charge).

2This charge is a percentage of the accumulation value in each investment option.  This annual charge is deducted daily.

3The expense reduction for the 6-Year Value Endorsement is -0.20% for Contracts purchased before May 1, 2017.

For information concerning compensation paid for the sale of Contracts, see “Distribution of the Contracts” on page 41.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolios for the year ended December 31, 2017 (expenses that are deducted from portfolios assets, including management fees, distribution, and/or service (12b-1) fees and other expenses).  Expenses may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolios.

Total Annual Portfolio Operating Expenses	Lowest	Highest
Range of total annual operating expenses before waivers and expense reimbursements	0.69%	5.01%
Range of total annual operating expenses after waivers and expense reimbursements	0.67%	2.30%

1The portfolio expenses used to prepare this table were provided to us by the fund company(ies). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2017. Current or future expenses may be higher or lower than those shown.

Expense Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract owner transaction expenses, quarterly Contract maintenance fees, Separate Account annual expenses, and portfolio operating expenses (for the year ended December 31, 2017).

All 4 examples assume that you invest $10,000 in the Contract for the time periods indicated.  The Examples also assume that your investment has a 5% return each year.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: This example assumes that the highest charges that can be imposed once the contract is issued (i.e., 1.35% separate account annual expenses and $10 quarterly contract maintenance fee), and the highest level of portfolio expenses (without waiver of fees or expenses), without the Optional Value Endorsement.

(1) If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$636	$1,880	$3,090	$5,970

(2) If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$636	$1,880	$3,090	$5,970

Example 2: The highest charges that can be imposed once the contract is issued (i.e., 1.25% separate account annual expenses and $10 quarterly contract maintenance fee); highest portfolio expenses (without waivers of fees or expenses), with the Optional 5-Year Value Endorsement.

(1)    If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,256	$2,304	$3,320	$5,906

(2)    If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$626	$1,854	$3,050	$5,906

Example 3: Current charge levels; lowest portfolio expenses (without waivers of fees or expenses), without the Optional Value Endorsement.

(1)    If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$212	$652	$1,119	$2,411

(2)    If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$212	$652	$1,119	$2,411

Example 4: Current charge levels; lowest portfolio expenses (without waivers of fees or expenses), with the Optional 5-Year Value Endorsement.

(1)    If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$831	$1,072	$1,338	$2,307

(2)    If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$201	$622	$1,068	$2,307

The examples do not reflect state premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements and financial statements for the Separate Account are in the SAI.  You may obtain a free copy of the SAI by checking the appropriate box on the application form, calling us toll-free at (866) 747-3421, faxing us at (866) 511-7038, or writing us at our Customer Service Center, Midland National Life Insurance Company,  P.O. Box 758547, Topeka, Kansas 66675-8547.

Condensed Financial Information for the investment options is in “APPENDIX C – CONDENSED FINANCIAL INFORMATION” on page 59 to this prospectus.

Charges and Fees

Sales Charges

Sales charges are not deducted from premium payments, and there are no surrender charges unless you elect the Optional Value Endorsement.  If you elect the Optional Value Endorsement, then a surrender charge of up to 8% will be assessed against those premium payments subject to a surrender charge when they are withdrawn, including surrenders and partial withdrawals to effect an annuity and systematic withdrawals. The amount of any applicable surrender charge depends on the Optional Value Endorsement you choose, and the number of Contract years between the premium payment and the withdrawal.  See “Surrender Charges for the Optional Value Endorsement” on page 29.

Mortality and Expense Risk Charge

We deduct a 1.00% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks and other risks under the Contract.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum. (See “Mortality and Expense Risk Charge” on page 28.)

Asset Based Administration Charge

We currently deduct an asset based administration charge of 0.35% per annum against all accumulation values held in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  (See “CHARGES, FEES AND DEDUCTIONS” on page 28.)

Quarterly Contract Maintenance Fee

In addition, we currently deduct a quarterly Contract maintenance fee of $10 from each Contract.  This fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender.  We reserve the right to increase this charge; however, it will not exceed $60 per Contract year or $15 per Contract quarter.  If your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary date or at the time of a full surrender, no quarterly Contract maintenance fee is charged.  If your accumulation value ever becomes insufficient to pay this charge, then your Contract will terminate without value. (See “CHARGES, FEES AND DEDUCTIONS” on page 28.)

Third-Party Registered Investment Adviser Fee

You may elect to have a third-party registered investment adviser, in connection with allocations among the investment options. Midland National does not endorse any advisers, nor do we provide investment advice. You can request that we take withdrawals from your Contract to pay the advisory fees provided we have received documentation from you and your adviser.  Any such withdrawal may be taxable, and prior to age 59 ½ may be subject to a 10% penalty tax.  You should consult a tax adviser.  Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

State Premium Taxes

We reserve the right to deduct the amount of any state premium taxes levied by a state or any government entity from your surrender value at surrender and from your accumulation value at death, maturity or annuitization.  (See “State Premium Taxes” on page 29).

Optional Value Endorsement Fee Reduction

When you elect the Optional 5-, 6- or 7-Year Value Endorsement, you will be subject to a 5-, 6- or 7-year declining surrender charge, but in exchange we will reduce your LiveWell Variable Annuity Separate Account annual expenses by 0.10% (from 1.35% to 1.25%), 0.15% (from 1.35% to 1.20%) or 0.20% (from 1.35% to 1.15%), respectively. See “Fees and Expenses” on page 11. This reduction will lower the total fees deducted from your Separate Account accumulation value. For more detailed information see “Optional Value Endorsement” on page 27.

We reserve the right to lower the amount of this fee reduction, but in no event will the amount of the fee reduction be less than 0.00%. The amount of the fee reduction is set at the time the endorsement is elected—i.e., at Contract issue, and will remain in effect until the Contract is terminated. We will not change the amount of the fee reduction for in force Contracts.

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Because of the fees and expenses and possible loss of principal, the Contracts are not appropriate for short-term investment (especially if you elect an Optional Value Endorsement due to the surrender charge schedule).  In addition, Non-Qualified Contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans.  The tax-deferred feature of the Contract is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments make the Contract appropriate for their purposes.  Before purchasing a Contract for use in a qualified plan, you should obtain competent tax advice both as to the tax treatment of the Contract and the suitability of the investment for your particular situation.

This Contract is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.  By purchasing this Contract, you represent and warrant that you are not purchasing or intending to use this Contract, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Other Products

We may offer other variable annuity contracts through our Separate Account that also invest in some of the same portfolios.  These annuity contracts may have different charges and may offer different benefits.  We encourage you to carefully consider the costs and benefits of the Contract to ensure that it is consistent with your personal investment goals and needs.  To obtain more information about these annuity contracts, contact your registered representative, or call us at (866) 747-3421.

Inquiries and Correspondence

If you have any questions about your Contract or need to make changes, then contact the registered representative who sold you the Contract, or contact us at our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone : (866) 747-3421 (toll-free)

Fax : (866) 511-7038 (toll-free)

You currently may send correspondence and transaction requests to us at the above Customer Service Center address or by facsimile or telephone at the numbers listed above. Our service representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Friday  (Central Standard Time), excluding holidays and any day the New York Stock Exchange is not open.  Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at our Customer Service Center and will not receive that day’s price.  The procedures we follow for facsimile requests include a written confirmation sent directly to you following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  We may revoke facsimile, internet and telephone transaction privileges at any time for some or all Contract owners.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

The procedures we follow for transactions initiated by telephone may include requirements that callers identify themselves and the Contract owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information.  We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet or telephone requests that we believe to be genuine.  We may record all telephone requests.  There are risks associated with requests made by facsimile (possible falsification of faxed documents by others), internet or telephone (possible falsification of Contract owner identity) when the original signed request is not sent to our Customer Service Center.  You bear those risks.

Facsimile, internet, and telephone correspondence and transaction requests may not always be available.  Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay our receipt of your request.  If you are experiencing problems, you should mail your correspondence and transaction request to our Customer Service Center.

Electronic Account Information

You may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may elect to discontinue e-Delivery at any time and may also request paper copies of any documents by contacting our Customer Service Center. You may obtain more information and assistance at www.srslivewell.com or by writing us at our mailing address P.O. Box 758547, Topeka, Kansas 66675-8547 or by telephone at (866) 747-3421.

State Variations

Certain provisions of the Contracts may be different than the general description in this prospectus, and certain options may not be available, because of legal restrictions in your state.  See your Contract for specific variations since any such variations will be included in your Contract or endorsements attached to your Contract.  See your registered representative or contact our Customer Service Center for additional information that may be applicable to your state. For more information see “APPENDIX B – STATE VARIATIONS” on page 57. All material state variations are disclosed in Appendix B to this prospectus.

Our Separate Account C and Its Investment Options

The Separate Account is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment contracts.  The Separate Account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund.  You may allocate part or all of your premiums to any of the investment options of our Separate Account available under this Contract (some restrictions may apply).

You will find information about the portfolios currently available under your Contract in “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS”.  Appendix A includes information about investment objectives and advisers. Appendix A also includes information about “closed” investment options.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge).  More detailed information about the portfolios and their investment objectives, policies, risks, charges, expenses and other aspects of their operations, appear in their prospectuses and in each portfolio’s Statement of Additional Information.  You should read the portfolios’ prospectuses carefully before investing, allocating or transferring money to any portfolio.  You can receive a current copy of a prospectus (or summary prospectus) for each of the portfolios by contacting your registered representative or by calling our Customer Service Center at (866) 747-3421 or writing to our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547.

The portfolios, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the fees disclosed in the portfolios’ prospectuses including investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each portfolio.  Contract owners, through their indirect investment in the portfolios, bear the costs of these fees.  The amount of these payments may be substantial, may vary between portfolios, and generally are based on a percentage of the assets in the portfolios that are attributable to the Contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, issuing, marketing, and administering the Contracts, and, that we incur in our role as intermediary, in promoting and marketing the portfolios.  Midland National and its affiliates may profit from these payments.

Amounts in Our Separate Account

The amount you have in each investment option is represented by the value of the accumulation units.  The value you have in an investment option is the accumulation unit value times the number of accumulation units credited to you.  Amounts allocated, transferred or added to the investment options are used to purchase accumulation units.  Accumulation units of an investment option are purchased when you allocate premiums or transfer amounts to that option.  Accumulation units are sold or redeemed when you make a surrender, partial withdrawal or transfer amounts from an investment option, and to pay the death benefit when the owner dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment option by dividing the dollar amount of the transaction by the investment option’s accumulation unit value at the end of that day, if it is a business day. If it is not a business day, we will use the unit value on the next business day.  The number of accumulation units credited to you will not vary because of changes in accumulation unit values.

The accumulation units of each investment option have different accumulation unit values.  We determine accumulation unit values for the investment options at the end of each business day.  The accumulation unit value for each investment option is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios.  Accumulation unit values reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the portfolios’ expenses.  The accumulation unit values also reflect the daily asset charges we deduct from our Separate Account currently at an effective annual rate of 1.35% or (1.15% (7-year), 1.20% (6-year) or 1.25% (5-year) when the Optional Value Endorsement is elected) of the accumulation value in the Separate Account.  Additional information about the accumulation unit values is contained in the SAI.

We Own the Assets of Our Separate Account

We own the assets of our Separate Account and use them to support your Contract and other variable annuity contracts.  We may permit charges owed to us to stay in the Separate Account.  Thus, we may also participate proportionately in the Separate Account.  These accumulated amounts belong to us and we may transfer them from the Separate Account to our general account.  The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of our other business.  The obligations under the Contracts are our obligations.  The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses.  Under certain unlikely circumstances, one investment option of the Separate Account may be liable for claims relating to the operations of another investment option.

Our Right to Change How We Operate Our Separate Account

We have the right to modify how we operate the Separate Account.  In making any changes, we may not seek approval of Contract owners (unless approval is required by law).  We have the right to:

•         add investment options to, or remove investment options from our Separate Account;

•         combine two or more investment options within our Separate Account;

•         withdraw assets relating to our variable annuities from one investment option and put them into another;

•         eliminate a portfolio’s shares and substitute shares of another portfolio or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in our judgment, further investment in the portfolio is inappropriate in view of the Separate Account’s purposes.  However, if required, we would first seek approval from the Securities and Exchange Commission and the insurance regulator where the Contract is delivered;

•         end the registration of our Separate Account under the Investment Company Act of 1940;

•         operate our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and

•         operate our Separate Account or one or more of the investment options in any other form the law allows, including a form that allows us to  make direct investments.  In addition, we may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change to any investment option, then you will be notified.  We may, for example, cause the investment option to invest in another mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from your bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment option that is removed or no longer available, and if you do not give us other instructions, then any amounts that would have gone into the removed or closed investment option will be allocated to a Money Market  Fund  investment option.

If you are enrolled in a dollar cost averaging, automatic rebalancing, automatic premiums, or a comparable program while an underlying investment option merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your accumulation value invested in such investment option will be transferred automatically to the designated surviving investment option in the case of mergers, the replacement investment option in the case of substitutions, and an available Money Market Fund in the case of investment option liquidations. your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving investment option, the replacement investment option or a Money Market Fund for any continued and future transfers or premium payments.

You may want to transfer the amount in that investment option as a result of changes we have made.  If you do wish to transfer the amount you have in that investment option to another investment option of our Separate Account, then you may do so, without charge, by writing to our Customer Service Center.  At the same time, you may also change how your premiums are allocated.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000.  The sale must take place through a representative who is licensed, registered and authorized to sell the Contract.  The maximum issue age for the Contract is 90 (the owner’s age).

If your application is complete and in good order (see “Administrative Procedures” on page 10), then we will accept or reject it within two business days of receipt.  If the application is incomplete, then we will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some other reason), then we will inform you of the reason for the delay and the premium payment will be returned immediately unless you let us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until your Contract is issued or your premium is refunded.  While your premium is in that account, your premium is not protected from claims of our general creditors.

We will allocate your initial premium payment according to your instructions if we receive it or accept your application (whichever is later) at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time).  We will then price the accumulation units purchased with your premium payment at the unit value determined at the close of that valuation period.  If we receive your initial premium payment or accept your application (whichever is later) after the close of regular trading on the New York Stock Exchange, we will credit accumulation units at the unit value determined at the close of the next valuation period.

There may be delays in our receipt of applications that are outside of our control because of the failure of the selling registered representative to forward the application to us promptly, or because of delays in their broker dealer determining that the Contract is suitable for you.  Any such delays will affect when your Contract can be issued and when your premium payment is allocated among investment options of our Separate Account.

We may offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other contracts also have different charges that would affect your investment performance and accumulation value.  To obtain more information about these other contracts, contact our Customer Service Center.

Free Look

You may cancel your Contract within your ten (10) day Free Look period.  We deem the Free Look period to expire 10 days after you have received your Contract.  Some states and situations may require a longer Free Look period.  To cancel your Contract, you need to return your Contract and any other documentation that we may require, in good order, to the registered representative who sold it to you or to our Customer Service Center.  If you cancel your Contract, then we will return:

•         The accumulation value (which may be more or less than the premium payments you paid), or

•         If greater and required by your state, your premiums minus any partial withdrawals.

Tax-Free “Section 1035” Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, you should compare both annuities carefully.  Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, there may be a surrender charge on this Contract,  and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you purchase the Contract in exchange for an existing annuity contract from another company, we may not receive your premium payment from the other company for a substantial period of time after you sign the application and send it to us, and we cannot credit your premium to the Contract until we receive it. You should consult with and rely upon a tax adviser if you are considering a contract exchange.

Premium Payments

You can make additional premium payments at any time prior to annuitization and in whatever amount you want, within certain limits and subject to our right to refuse any premiums. Your initial investment must be at least $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, we will also accept additional payments via automatic bank draft in amounts of $100 or more per month.  Unless you receive approval from us, the maximum amount of premium you can pay into this Contract prior to the maturity date is $2,000,000.  In addition, an initial or additional premium that would cause the accumulation value or total value of all annuities that you maintain with Midland National to exceed $5,000,000 requires our prior approval.  This limit is calculated for each annuitant or owner and is based on all active annuity contracts.

Premium payments will be credited as of the end of the valuation period in which they are received by us, in good order. Investments after the initial premium payment may be made at any time up to the maturity date. We may refuse to accept certain forms of premium payments (e.g., third party checks, traveler’s checks, money orders).  We reserve the right to accept or reject any premium payment or form of payment. If we exercise our right to reject and/or place limitations on the acceptance and allocation of additional premiums, you may be unable or limited in your ability to increase your accumulation value through additional premiums, which, in turn, will affect the amounts that may be applied to an annuity payout option or toward any death benefit paid.

The mailing address to send premium payments to us is: Midland National Life Insurance Company, P.O. Box 758546, Topeka, Kansas 66675-8546.

Allocation of Premium Payments

You will specify your desired premium allocation on the Contract’s application form.  Your instructions in your application will dictate how to allocate your premiums.  Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in your application will apply to all other premiums you pay, unless you change subsequent premium allocations by providing us with written instructions.  We reserve the right to limit the number of investment options in which you can allocate your premiums or accumulation value.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of your premiums by writing to our Customer Service Center and telling us what changes you wish to make.  We may offer other means to make this type of request with proper authorization and verification. These changes will affect transactions as of the date we receive your request at our Customer Service Center.  Changing your allocation instructions will not change the way your existing accumulation value is allocated among the investment options. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless you specify otherwise.  (See “Dollar Cost Averaging” on page 25).

Your Accumulation Value

Your accumulation value is the sum of your amounts in the various investment options.  Your accumulation value will vary daily to reflect the investment performance of the investment option(s) you select, any premium payments, partial withdrawals, surrenders, and charges assessed in connection with the Contract.   Transaction charges are made on the effective date of the transaction.  Charges against our Separate Account are reflected daily.

There is no guaranteed minimum accumulation value for amounts allocated to the investment options of our Separate Account.  You bear the investment risk.  An investment option’s performance will cause your accumulation value to go up or down each valuation period.

Transfers of Accumulation Value

You generally may transfer amounts among the investment options prior to maturity date, unless otherwise noted.  The minimum transfer amount is $100 or 100% of the investment option if less than $100.  The minimum amount does not have to come from or be transferred to just one investment option.  The only requirement is that the total amount transferred that day equals the transfer minimum.

Completed transfer requests received at our Customer Service Center in good order before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that valuation period.  If we receive your completed transfer request in good order after the close of a valuation period, we will process the transfer request at the unit value determined at the close of the next valuation period.

For information regarding telephone or facsimile requests, see “Inquiries and Correspondence” on page 16.  Transfers may be delayed under certain circumstances.  See “When We Pay Proceeds from This Contract” on page 40. We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner we deem appropriate for some, all or specific Contract owners.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment options, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by Contract owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect our Contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing and excessive trading policies and procedures (the “Market Timing Procedures”).  Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment options of the Separate Account that may adversely affect other Contract owners or portfolio shareholders.

More specifically, currently our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for excessive trading.  We currently define excessive trading as:

•         More than one purchase and sale of the same investment option within a 60-calendar day period, commonly referred to as a “round trip”.  Two or more “round trips” involving the same investment option within a 60-calendar day period is considered excessive trading.

•         Six round-trips involving the same investment option within a twelve month period.

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  We will review those transfers (and other transfers in the same Contract) to determine if, in our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if we believe that the activity is potentially harmful, we will suspend that Contract’s transfer privileges and we will not accept another transfer request telephonically or electronically (fax, internet, etc.) for 14 business days.  We will attempt to inform the Contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their telephone and electronic transfer privilege is suspended for 14 days.  If we do not succeed in reaching the Contract owner or registered representative by phone, we will send a letter by first class mail to the Contract owner’s address of record.

We reserve the right to apply our market timing procedures to all of the investment options available under the Contracts, including those investment options that invest in portfolios that affirmatively permit frequent and short-term trading in other variable annuity contracts offered by us or other insurance companies.  Therefore, if you allocate premiums or your accumulation value to this type of investment option, you may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.  For a complete description of each portfolios’ trading policies, review each portfolios’ prospectus.

In addition to our own market timing procedures, managers of the investment portfolios might contact us if they believe or suspect that there is market timing or other potentially harmful trading, and if so we will take appropriate action to protect others.  In particular, we may, and we reserve the right to, reverse a potentially harmful transfer.  If so, we will inform the Contract owner and/or registered representative. You will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, we will attempt to contact you by telephone for further instructions.  If we are unable to contact you within 5 business days after We have been advised that your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment option.  You should also be aware that as required by Rule 22c-2 under the 1940 Act, We have entered into information sharing agreements with each of the fund companies whose portfolios are offered through the Contract.  Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor portfolio trading and may include personal contract information, including names and social security numbers or other tax identification numbers.  As a result of this information sharing, a fund company may direct us to restrict a Contract owner’s transactions if the fund company determines that the Contract owner has violated the portfolio’s excessive/frequent trading policy.  This could include the fund company directing us to reject any allocations of premium or Contract value to the portfolio or all portfolios within the fund family.  We are contractually obligated to comply with all restrictions imposed by the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other Contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).  We may change our parameters to monitor for a different number of transfers with different time periods, and we may include other factors such as the size of transfers made by Contract owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment options for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity.  We may aggregate transfers made in two or more Contracts that We believe are connected (for example, two Contracts with the same owner, or owned by spouses, or owned by different partnerships, trusts, or corporations that are under common control, etc.).

We do not include transfers made pursuant to the DCA program and portfolio rebalancing program in these limitations. We may vary our market timing procedures from investment option to investment option, and may be more restrictive with regard to certain investment options than others.  We may not always apply these detection methods to investment options investing in portfolios that, in our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.  Currently, We do not intend to apply these frequent trading detection methods or restrictions to portfolios that are open for frequent transfers, indicated by an “*” in the list shown on page 2 of this prospectus.

We reserve the right to place restrictions on the methods of implementing transfers for all Contract owners that we believe might otherwise engage in trading activity that is harmful to others.  For example, we might only accept transfers by original “wet” Contract owner signature conveyed through the U.S. mail (that is, we can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit our ability to restrict or deter harmful transfers.  Furthermore, the identification of Contract owners determined to be engaged in transfer activity that may adversely affect other Contract owners or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect every potential market timer. Some market timers may get through our controls undetected and may cause dilution in unit value to others. We apply our Market Timing Procedures consistently to all Contract owners without special arrangement, waiver, or exception.  We may vary our Market Timing Procedures among our other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, we cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment options of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Surrenders and Partial Withdrawals

You may withdraw all or part of your surrender value by sending us a written request at our Customer Service Center in good order.  The surrender value is the Separate Account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if you elect one of the Optional Value Endorsements. In some states a state premium tax charge may also be deducted.  Surrenders may be restricted by a retirement plan under which you are covered.  Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce your accumulation value to less than $500.  If a partial withdrawal results in your accumulation value becoming less than $500, then the entire surrender value must be withdrawn.  A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, you must send in your Contract with your surrender request or sign a lost contract statement.

You may request partial withdrawals up to $25,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by our Customer Service Center. You will be required to verify personally identifiable information at the time you request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.

Telephone authorization will remain in effect until we receive written notification from you to terminate this authorization. If the Contract has joint owners, both owners are required to sign the written notification to terminate telephone authorization. We, at our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call our Customer Service Center with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.

Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid.  In addition, upon full surrender a quarterly Contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.

Completed surrender or partial withdrawal requests received in good order at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If we receive your completed surrender or partial withdrawal request in good order after the close of a valuation period, we will process the surrender request at the unit value determined at the close of the next valuation period.

We will generally pay the surrender or partial withdrawal amount from the Separate Account within seven days after we receive a properly completed surrender or partial withdrawal request in good order.  See “Administrative Procedures” on page 10. We may defer payment for more than seven days when:

•         trading on the New York Stock Exchange is restricted as defined by the SEC;

•         the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•         an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option;

•         for such other periods as the SEC may by order permit for the protection of owners; or

•         your premium check has not cleared your bank.

See “When We Pay Proceeds from This Contract” on page 40.

If we defer payment for 30 or more days, then during the period of deferment, we will pay interest at the rate required by the jurisdiction in which this Contract is delivered.

Unless you specify otherwise, your partial withdrawal will be deducted from all investment options in the same proportion as your accumulation value bears to each investment option.

Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” on page 32.

Systematic Withdrawals

The systematic withdrawal feature allows you to have a portion of the accumulation value withdrawn automatically.  These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period.  You may elect this option by sending a properly completed service form to our Customer Service Center.  You may designate the systematic withdrawal amount and the period for systematic withdrawal payments.  You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.

If you have elected the Optional 5-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 28 for more information.

If you have elected the Optional 6-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. The surrender charge is assessed in the first 6 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 28 for more information.

If you have elected the Optional 7-Year Value Endorsement, then a surrender charge of up to 8% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 8 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 28 for more information.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the unit value determined at the close of the next valuation period.  The deduction caused by the systematic withdrawal will be allocated proportionately to your accumulation value in the investment options.

You can stop or modify the systematic withdrawals by sending us a written notice.  A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100.  Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis.  We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100.  Upon payment, we reduce your accumulation value by an amount equal to the payment proceeds.  In no event will the payment of a systematic withdrawal exceed the surrender value.  The Contract will automatically terminate if a systematic withdrawal causes the Contract’s surrender value to equal zero.

To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the Contract owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 ½.  Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. your accumulation value must be at least $10,000 to initiate the DCA program.  The minimum monthly amount to be transferred using DCA is $100.

This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time.  This plan of investing does not insure a profit or protect against a loss in declining markets.

Only one active DCA program is allowed at a time.  You must complete the proper request form and send it (in good order) to our Customer Service Center, and there must be a sufficient amount in the DCA source account.  The  source account must have a minimum of $1200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.   The DCA request form will specify:

•         the DCA source account from which transfers will be made,

•         the total monthly amount to be transferred to the other investment options, and

•         how that monthly amount is to be allocated among the investment options.

Once you elect DCA, additional premiums can be allocated to the DCA source account by sending them in with a DCA request form or written instructions.  Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise.  All amounts in the DCA source account will be available for transfer under the DCA program.

If it is requested when the Contract is issued, then DCA will start on the Contract anniversary of the second Contract month.  If it is requested after issue, then DCA will start on the Contract anniversary of the next Contract month after the request is received.  DCA will not begin until the end of the free look period.

You may stop the DCA program at any time by sending us written notice.  We reserve the right to end the DCA program by sending you one month’s notice.  You may not elect a DCA program with the Portfolio Rebalancing option.

We do not charge any specific fees for you to participate in a DCA program.

Portfolio Rebalancing

The Portfolio Rebalancing program allows Contract owners to have us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.  The Portfolio Rebalancing program is not available when there is an active DCA program on the Contract. If you elect this option, then on the Contract anniversary date, we will transfer the amounts needed to “rebalance” the accumulation value to your specified percentages.  Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.

Portfolio rebalancing will remain in effect until we receive your written termination request.  We reserve the right to end the portfolio rebalancing program by sending you one month’s notice.  Contact us at our Customer Service Center to elect the portfolio rebalancing program.

There is no charge for portfolio rebalancing transfers.

Death Benefit

If the owner dies before the maturity date and while the Contract is still in force, we will pay the death benefit to the beneficiary once we receive (at our Customer Service Center) satisfactory proof of the owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order.  Once you choose a Death Benefit, you cannot change it.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.

Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s death, and (2) is the sole primary beneficiary. A surviving  spouse may choose to treat the Contract as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.

If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net premiums paid on the business day that our Customer Service Center receives a complete death benefit claim, which includes all of the following in good order: (a) proof of death acceptable to us, (b) an election of how the death benefit is to be paid, and (c) any other documents or forms that we require. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date we receive an election of how that beneficiary’s portion of the death benefit  is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law.

After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary has the option of transferring the accumulation value to a money market investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries then they all must join in such a transfer request.

If the owner dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.

If any owner is a non-natural person, the death benefit is paid upon the death of an annuitant.

If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult your registered representative if you have questions.  State premium taxes may be deducted from the death benefit proceeds.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile.  This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation.  To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.  Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.

Optional Value Endorsement

If you elect the Optional 5-, 6- or 7-Year Value Endorsement on your application, you elect to add a 5-, 6- or 7-year surrender charge period (the number of years the surrender charge remains in effect as applied to each premium payment).  In exchange for a 5-, 6- or 7-year declining surrender charge for each premium payment, we will reduce the Separate Account annual expenses by 0.10% (5-year), 0.15% (6-year) or 0.20% (7-year) which is a percentage of the average daily accumulation value. See “Fees and Expenses” on page 11. This reduction will lower the total fees deducted from your Separate Account accumulation value. Electing this endorsement will benefit Contract owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.

We reserve the right to lower the amount of this fee reduction, but in no event will the amount of the fee reduction be less than 0.00%. The amount of the fee reduction is set at the time the endorsement is elected—i.e., at Contract issue, and will remain in effect until the Contract is terminated. We will not change the amount of the fee reduction for in force Contracts.

You can only elect this endorsement when you purchase the Contract, (on your application). Once the endorsement is elected you cannot terminate the endorsement. The maximum issue age for the Optional Value Endorsement is 85 (the owner’s age).

The surrender charge schedules for the Optional Value Endorsement are as follows:

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal  less than or equal to the free withdrawal amount.

Free Withdrawal Amount

Even if you elect an Optional Value Endorsement you may withdraw up to 10% of your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each Contract year without incurring a surrender charge. We will allow the free withdrawal amount to be taken in multiple withdrawals each Contract year.  The free withdrawal amount is determined at the beginning of each Contract year on the Contract anniversary. If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the Contract year will not be carried over to subsequent years. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. See “FEDERAL TAX STATUS” on page 32.

Please note: Contract owners who have the base contract only (without an Optional Value Endorsement) can make withdrawals at any time in any amount without imposition of a surrender charge.

Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

If the total withdrawals exceed the free withdrawal amount, then surrender charges are applied on the withdrawal amount in excess of the free withdrawal amount. Before taking a withdrawal, you should consult a tax advisor to consider the tax consequences of a withdrawal on your variable annuity contract. See “FEDERAL TAX STATUS” on page 32.

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks currently at an effective annual rate to 1.00% of the accumulation value in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum.  The investment option’s accumulation unit values reflect this charge.  We expect to profit from this charge.  We may use the profit for any purpose including paying distribution expenses.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

The mortality risk we bear arises, in part, from our obligation to make monthly annuity payments regardless of how long the annuitant or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in your Contract.  This assures you that neither the longevity of the annuitant , nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the Contract.  Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses we incur.

Asset Based Administration Charge

We currently deduct a daily charge for asset based administration expenses at an effective annual rate of 0.35% of the accumulation values in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  We deduct this charge proportionally from each investment option.  This charge is for our record keeping and other expenses incurred in maintaining the Contracts.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

Quarterly Contract Maintenance Fee

We deduct a quarterly Contract maintenance fee of $10.  This fee is collected on each Contract quarter anniversary on or before the maturity date, and on surrender.  We reserve the right to increase this charge; however, it will not exceed $15 per Contract quarter.  If your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or at full surrender, no quarterly Contract maintenance fee is charged.  If your accumulation value ever becomes insufficient to pay this charge, then your Contract will terminate without value.

Transfer Charge

We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. By current company practice we do not assess this charge. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

Charges in the Portfolios

The fund companies charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary. See the prospectus provided by the fund company for more information.

In addition, certain investment options may impose liquidity fees and redemption fees on certain transactions (pursuant to SEC rules 2a-7 and 22c-2 under the Investment Company Act of 1940). Any such fees will be passed through and charged to the applicable Contract Owners.

State Premium Taxes

Midland National reserves the right to deduct premium taxes from your surrender value at full surrender, death, maturity or annuitization a charge for any state premium taxes levied by a state or any other government entity.  State premium taxes currently levied by certain jurisdictions vary from 0% to 3.5% and is based on your current residence state.  This range is subject to change.  The states currently participating in this premium tax practice are California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, we do not make any charges to the Separate Account for any federal, state, or local taxes (other than state premium taxes) that we incur which may be attributable to such Separate Account or to the Contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

Optional Value Endorsement

If you elect the Optional 5-, 6- or 7-Year Value Endorsement,  we will reduce your LiveWell Variable Annuity Separate Account annual expenses by 0.10% (5-year from 1.35% per year to 1.25%), 0.15% (6-year from 1.35% per year to 1.20%) or 0.20% (7-year from 1.35% per year to 1.15%) in exchange for a 5-, 6- or 7-year declining surrender charge.  See “Fees and Expenses” on page  11. This reduction will lower the total fees deducted from your total Separate Account accumulation value. For more detailed information see “Optional Value Endorsement” on page 27.

We reserve the right to lower the amount of this fee reduction, but in no event will the amount of the fee reduction be less than 0.00%. The amount of the fee reduction is set at the time the endorsement is elected—i.e., at Contract issue, and will remain in effect until the Contract is terminated. We will not change the amount of the fee reduction for in force Contracts.

Surrender Charges for the Optional Value Endorsement

If you elect the Optional Value Endorsement, we will deduct applicable surrender charges from any surrender or partial withdrawal of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free withdrawal amount.  This charge partially reimburses us for the costs of selling and distributing this Contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from our surplus that may be, in part, derived from mortality and expense risk charges (described above).

The surrender charge will be based on the length of time between premium payments and partial withdrawals or surrender.  When determining the applicable surrender charge, the amount subject to a surrender charge will be deducted from premium payments on a First-In, First-Out (FIFO) basis. When calculating surrender charges, earnings are defined as the excess of the accumulation value over the sum of remaining premiums. Any withdrawals will be allocated to remaining premiums first on a FIFO basis and second to earnings, if any.  In determining what the surrender charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For purposes of calculating surrender charges, we assume that surrenders and partial withdrawals are made in the following order:

1)      First from premium payments no longer subject to a surrender charge;

2)      Then from the free withdrawal amount on a FIFO basis;

3)      Then from premium payments subject to a surrender charge on a FIFO basis; and

4)      Earnings, if any.

The length of time between each premium payment and surrender or withdrawal determines the amount of the surrender charge applied to that respective premium payment.  Premium payments are considered withdrawn in the order that they were received.

The surrender charge schedule for the Optional Value Endorsements are as follows:

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal less than or equal to the free withdrawal amount.

The surrender value cannot be greater than the accumulation value, but in no event will it be less than the minimum required by the laws of the state in which this Contract is delivered. At the time of withdrawal, if your accumulation value is less than your remaining premium, the surrender charge will still be assessed (measured by) against the full remaining premium  amount.

Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

The following examples are provided to help you better understand how the surrender charges are assessed to premium payments with the Optional Value Endorsement.

Example 1: A Contract with the Optional Value Endorsement with a single premium of $100,000, no additional premium payments and there are no partial withdrawals taken. In this example, the $10,000 shown in the calculations below is the free withdrawal amount.  The surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column)  is given in the second column of the table below.

Length of Time From Premium Payment to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5+	($100,000 - $10,000) * 0% = $0

Length of Time From Premium Payment to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5 – 6	($100,000 - $10,000) * 2% = $1,800
6 +	($100,000 - $10,000) * 0% = $0

Length of Time From Premium Payment to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $10,000) * 5% = $4,500
4 – 5	($100,000 - $10,000) * 4% = $3,600
5 – 6	($100,000 - $10,000) * 3% = $2,700
6 – 7	($100,000 - $10,000) * 2% = $1,800
7 +	($100,000 - $10,000) * 0% = $0

Please note that these surrender charges apply even if the accumulation value has declined to less than premium of $100,000 due to poor investment performance (and fees and expenses), since the charge is a percentage of the premium deemed withdrawn, not a percentage of the accumulation value withdrawn.

Example 2: A Contract with the Optional Value Endorsement with an initial premium of $100,000.  An additional premium of $50,000 is made on the 3nd Contract anniversary.  If there are no additional premiums beyond the two premiums stated, and there are no partial withdrawals taken, then the surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column), is given in the second column of the table below.

Length of Time From Contract Issue to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000) * 0% + ($50,000 - $5,000) * 5% = $2,250
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $2,000
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,500
8+	($100,000) * 0% + ($50,000) * 0% = $0

Length of Time From Contract Issue to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
9+	($100,000) * 0% + ($50,000) * 0% = $0

Length of Time From Contract Issue to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $15,000) * 5% + ($50,000 - $0) * 8% = $8,250
4 – 5	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
5 – 6	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
6 – 7	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
9 - 10	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
10+	($100,000) * 0% + ($50,000) * 0% = $0

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Contract.  You should consult your own tax advisor about your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the gain, if any, on the money held in your annuity contract until you take the money out.  This is referred to as tax deferral.  There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your Contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the Contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Non-Qualified Contracts

If you invest in a variable annuity as part of an individual retirement plan, your annuity is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the SAI.

•         Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the annuity.  Distributions from an IRA are generally subject to tax and, if made before age 59½, may be subject to a 10% penalty tax.

•         Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Distributions that are rolled over to another IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit.  This limit does not apply to direct trustee-to-trustee transfers or conversions of an IRA to a Roth IRA.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If you are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon your tax advisor before electing this option.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland National may modify the contract to attempt to maintain favorable tax treatment.

Surrenders and Partial Withdrawals

If you make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from your premium payments.  When you make a partial withdrawal, you are taxed on the amount of the surrender that is gain.  If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceed the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Withdrawals from Non-Qualified Contracts to pay third party registered investment advisor fees are treated as taxable withdrawals.  Different rules apply for annuity payments and under Qualified Contracts.  See “Annuity Payments” below.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan.  The “investment in the contract” generally equals the amount of your non-deductible premium payments.  In many cases, the “investment in the contract” under a Qualified Contract can be zero.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  In general, in the case of a distribution from a Non-Qualified Contract, this includes any amount:

•         paid on or after the taxpayer reaches age 59½;

•         paid after an owner dies;

•         paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•         paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•         paid under an immediate maturity; or

•         which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Withholding

Distributions from Qualified and Non-Qualified Contracts are generally subject to withholding for your federal income tax liability.  The withholding rate varies according to the type of distribution and your tax status except with respect to eligible rollover distributions, as described above. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If, after annuitization , annuity payments stop because an annuitant  has died, the excess (if any) of the “investment in the contract” as of the annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Partial Annuitization

If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.  None of the payment options under the Contract are intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Medicare Tax

Distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the Medicare tax on investment income.  Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts.   Please consult a tax advisor for more information.

Definition of Spouse under Federal Law

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit.  All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages  recognized under state law will be recognized for federal law purposes.  Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.  Consult a tax advisor for more information on this subject.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons.  Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, such distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of the annuitant (only if the owner is a non-natural person) or an owner. Generally, such amounts should be includable in the income of the recipient:

•         if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•         if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a Contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion.  An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Transfers of Non-Qualified Contracts for less than full and adequate consideration to the Contract owner at the time of such transfer, will trigger taxable income on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract owner’s income.  This provision does not apply to transfers between spouses or transfers incident to a divorce.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the Contract.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner.  Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

Maturity Date

The maturity date is the date on which income payments will begin under the annuity option you have selected.  The earliest possible maturity date under the Contract is the 1st Contract anniversary at which time you may annuitize your full accumulation value (less any state premium taxes).  The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.  You may change the maturity date to an earlier Contract anniversary by sending written notice to our Customer Service Center.  We must receive your written notice at least 30 days prior to the original maturity date. The selection of a maturity date at the annuitant’s advanced age could have tax consequences so you should consult a tax adviser.

If you have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date you may:

1.       take the accumulation value, less any state premium tax and any surrender charge, in one lump sum, or

2.       convert the accumulation value, less any state premium tax and any surrender charge,  into an annuity payable to the payee under one of the payment options as described below.

Electing an Annuity Payment Option

You may apply the proceeds of a surrender to affect an annuity payment option.  Unless you choose otherwise, on the maturity date your accumulation value (less any state premium taxes and any surrender charge) will be applied to a 10 year certain and life fixed annuity payment option.  The first monthly annuity payment will be made within one month after the maturity date.

Only fixed payment options are available. Variable payment options are not available under this Contract. Fixed payment options are obligations of the insurer’s general account and are subject to the insurer’s claims-paying ability.

Currently, the payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240.  We reserve the right to change the payment frequency so that payments are at least $100.

The annuitant’s actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number.  For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that we would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to our rules at the time of selection.  We must approve any arrangements that involve a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to our rules at the time the arrangements take effect.  This includes:

•         rules on the minimum amount we will pay under an option;

•         minimum amounts for installment payments, surrender or commutation rights (your rights to receive payments over time, for which we may offer you a lump sum payment);

•         the naming of people who are entitled to receive payment and their beneficiaries; and

•         the ways of proving age, gender, and survival.

You must elect the payment option at least 30 days before the maturity date.

If your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules.  Consult a tax advisor before electing such an option.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment option.  The accumulation value (less any state premium taxes and any surrender charge) as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 1.00% a year.  We may also credit interest under the fixed payment options at a rate that is above the 1.00% guaranteed rate (this is at our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Payment Options

The following four payout options are available:

1.       Income for Specified Period: We pay installments for a specified period of 5 to 20 years.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at our discretion). This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract. However, by current company practice we may offer other options.

2.       Income for a Specified Amount: We pay income of the specified amount until the principal and interest are exhausted.  The specified amount is subject to the limitation that principal and interest must be payable for at least 5 years and must be exhausted at the end of 20 years.

3.       Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

a.       Life Annuity: We will pay monthly income for life.  With a life annuity payment option, payments will only be made as long as the annuitant is alive.  Therefore, if the annuitant dies after the first payment, then only one payment will be made.

b.       Life Annuity With Certain Period: We will pay equal monthly payments for either 120 or 240 guaranteed payments, and then for as long as the annuitant is living thereafter. The period certain options are 10 and 20 years. However, by current company practice we may offer other options.

4.       Joint and Survivor Income: We will make monthly payments until the last surviving payee’s death.  Therefore, if both payees die after the first payment, then only one payment will be made.  The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old at the time of the first monthly payment.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.  Our Principal Office address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Please note all inquiries, correspondence and premium payments should be sent to our Customer Service Center.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of our general account to our Contract owners.  We monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if our General Account assets cannot be readily converted into cash to meet obligations to our Contract owners or to provide collateral necessary to finance our business operations.

We encourage both existing and prospective Contract owners to read and understand our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to us at our Customer Service Center, calling us at (866) 747-3421, or faxing us at (866) 511-7038.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

Portfolio Voting Rights

We invest the assets of our Separate Account investment options in shares of the portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, we may vote:

•         to elect the Funds’ or Trust’s Board of Directors/Trustees,

•         to ratify the selection of independent auditors for the portfolios,

•         on any other matters described in the portfolios’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•         in some cases, to change the investment objectives and contracts.

Even though we own the shares, we may give you the opportunity to tell us how to vote the number of shares that are allocated to your Contract.

The funds companies will determine if and how often shareholder meetings are held.  As we receive notice of these meetings, we will ask for your voting instructions.  The portfolios are not required to and generally do not hold a meeting in any given year.

If we do not receive instructions in time from all Contract owners, then we currently intend to vote those shares in the same proportion as we vote shares for which we have received instructions in that portfolio.  We currently intend to vote any portfolio shares that we alone are entitled to vote in the same proportions that Contract owners vote. The effect of this proportional voting is that a small number of Contract owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the portfolio in our own right or to restrict owner voting, then we may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the portfolios in which your accumulation value has been invested.  We determine your voting shares in each investment option by dividing the amount of your accumulation value allocated to that investment option by the net asset value of one share of the corresponding portfolio. This is determined as of the record date set by the Fund’s/Trust’s Board of Directors/Trustees for the shareholders meeting.

If you have a voting interest, then we will provide you proxy material and a form for giving us voting instructions.  In certain cases, we may disregard instructions relating to changes in the portfolio’s adviser or the investment adviser contracts of the portfolios.

Voting Privileges of Participants in Other Companies

Other insurance companies own shares in the portfolios to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each Fund’s/Trust’s Board of Directors/Trustees will monitor events to identify conflicts that may arise and determine appropriate action.  If we disagree with any portfolio action, then we will see that appropriate action is taken to protect our Contract owners.  If we ever believe that any of the portfolios are so large as to materially impair its investment performance, then we will examine other investment options.

Our Reports to Owners

We send you a quarterly report within 31 days after the end of each calendar quarter showing the Contract accumulation value, surrender value, and the death benefit as of the end of the calendar quarter.  The report will also show the allocation of your accumulation value and reflects amounts deducted from or added to the accumulation value since the last report.

Confirmation notices will be sent to you for premiums, partial withdrawals, surrenders, transfers of amounts between investment options and certain other financial transactions within 5 business days of processing.

You have 30 days to notify our Customer Service Center of any errors or discrepancies. You must notify us of any errors within 30 days of the reporting. We will review and potentially correct any errors. In the absence of such notice, you shall be deemed to have accepted the reported transaction(s) and relieved us of any related claim or liability.

We also currently intend to send you semi-annual reports with financial information on the portfolios.

Contract Periods, Anniversaries

We measure Contract years, Contract months, Contract quarters, and Contract anniversaries from the issue date shown on your Contract’s information page.  Each Contract month, Contract quarter and Contract year begins on the same day in each month, quarter and year respectively.  For this purpose, if that date is not a calendar date in every month, then we look forward to the first day of the next calendar month.

Dividends

We do not pay any dividends on the variable annuity Contract described in this prospectus.

Change of Address Notification

To protect you from fraud and theft, we may verify any changes in address you request by sending a confirmation of the change to both your old and new addresses.  We may also call you to verify the change of address.

Modification to Your Contract

Upon notice to you, we may modify your Contract to:

(a)    permit the Contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

(b)    assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

(c)    reflect a change in the operation of the Separate Account; or

(d)    provide additional investment options.

In the event of such modifications, we will make an appropriate endorsement to the Contract.

Your Beneficiary

You name your beneficiary in your Contract application.  The beneficiary is entitled to the death benefit of the Contract.  A beneficiary is revocable unless otherwise stated in the beneficiary designation.  You may change a revocable beneficiary during the owner’s lifetime.  We must receive written notice (signed and dated) informing us of the change.  Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the written notice is recorded by us.  We will not be liable for any payment made before we receive and accept the written notice.  If no primary beneficiary is living when the owner dies, the death benefit will be paid to the contingent beneficiary, if any.  If no beneficiary is living when the owner dies, then we will pay the death benefit to the owner’s estate.

If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.

Assigning Your Contract

You may assign your rights in a Non-Qualified Contract.  You must send a copy of the assignment to our Customer Service Center.  The assignment does not take effect until we accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment we make or any action we take before we record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

This Contract is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.

When We Pay Proceeds from This Contract

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required form(s) in good order at our Customer Service Center.

We may delay payment or transfers for one or more of the following reasons:

•         We cannot determine the amount of the payment,

•         the New York Stock Exchange is closed,

•         trading in securities has been restricted by the SEC,

•         an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option,

•         The SEC by order permits us to delay payment to protect our Contract owners, or

•         Your premium check(s) have not cleared your bank.

If, pursuant to SEC rules, any portfolio suspends payment of redemption proceeds including, in the case of a money market fund investment option, in connection with liquidation of the underlying portfolio or as a result of portfolio liquidity levels then we will delay payment of any transfer (including a transfer under a DCA program), partial withdrawal, surrender, or death benefit from the corresponding investment option until the suspension of redemptions is lifted or the portfolio pays redemption proceeds.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a Contract owner’s account.  If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments.  If a Contract or investment option is frozen, the applicable accumulation value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator.  We may also be required to provide information about you and your Contract to the government agencies and departments.

Distribution of the Contracts

We have entered into a distribution agreement with our affiliate, Sammons Financial Network, LLC (“Sammons Financial Network”) for the distribution and sale of the Contracts.  Sammons Financial Network is a Delaware limited liability company and its principal office is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the Contracts.  We pay commissions to Sammons Financial Network for sales of the Contracts.

Sales commissions may vary, but the maximum commission payable in the first year for contract sales with the optional value endorsement is up to 6.50%.  If you do not elect an Optional Value Endorsement we will pay up to 1.00% of premium payments and a 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation value. Where lower commissions may be  paid on premium payments, we may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.

We also pay for Sammons Financial Network’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Financial Network’s management team; advertising expenses; and all other expenses of distributing the Contracts.

Sammons Financial Network pays selling firms all or a portion of the commissions received for their sales of  the Contract.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with Sammons Financial Network.

Non-cash items that we and Sammons Financial Network may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

In addition to ordinary commissions, Sammons Financial Network operating and other expenses and non-cash items, we provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as your registered investment advisor providing advice with respect to portfolio allocations in the Contract.  Please be certain to review your registered investment advisor’s Form ADV Part 2A and 2B carefully for disclosure about their compensation and conflicts of interest in connection with the Contracts.   Also note that your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold you the Contract; in that case, they would also receive commissions and other compensation for selling you the Contract, in addition to any investment advisory fees that you pay to your registered investment advisor (either directly or through partial withdrawals  of your accumulation value in the Contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the Contract: (a) the mortality and expense risks charge; (b) asset based administration charges, and (c) payments, if any, received from the investment options, their distributors, service providers and/or managers.  Commissions and other incentives or payments described above are not charged directly to you or the Separate Account but they are reflected in the fees and charges that you do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where we sell insurance and annuity contracts.  The provisions of this Contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on our operations and finances to insurance officials in all the jurisdictions where we sell insurance and annuity contracts.  The officials are responsible for reviewing our reports to be sure that we are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Cybersecurity Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities.  Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyberattacks.  These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized release of confidential customer information.  Such systems failures and cyberattacks affecting us, Sammons Financial Network, LLC, the underlying portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your accumulation value.  For instance, cyberattacks may:  interfere with our processing of Contract transactions, including the processing internet transactions or with the underlying portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage.  Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying portfolios or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future.

Legal Proceedings

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Financial Network, LLC to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the Contract.

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus.  You can get this SAI by checking the appropriate box on the application form, by writing our Customer Service Center, or by calling our Customer Service Center’s Toll Free number at 1-866-747-3421.  The following is the Table of Contents for the SAI:

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

The Separate Account has a number of investment options, each of which invests in the shares of a corresponding portfolio. More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations appear in the portfolio prospectuses.

Certain portfolios may invest substantially all of their assets in other mutual funds.  As a result, you will pay fees and expenses at both portfolio levels.  This will reduce your investment return.  These arrangements are referred to as "funds of funds" or "master-feeder funds."  Funds of funds or master-feeder structures may have higher expenses than portfolios that invest directly in debt or equity securities.

Certain portfolios invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies.

Certain portfolios may employ volatility management strategies to provide for downside protection during sharp downward movements in equity markets.  The cost of these hedging strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.  There is no guarantee that a portfolio using a volatility management strategy can achieve or maintain its optimal risk targets, and the portfolio may not perform as expected.

You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Investment Policies of the Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective.  A portfolio’s objectives and policies affect its returns and risks.  Each investment option’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the underlying portfolios you have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are as follows:

Portfolio	Investment Objective	Investment Adviser
AB Variable Product Series Fund, Inc.
AB VPS Dynamic Asset Allocation Portfolio B	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Real Estate Investment Portfolio B	Seeks long-term growth of capital and income.	AllianceBernstein L.P.
AB VPS Small Cap Growth Portfolio[1]	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Small/Mid Cap Value Portfolio B	Seeks long-term growth of capital.	AllianceBernstein L.P.
The Alger Portfolios
Alger Capital Appreciation Portfolio Class S	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
ALPS Variable Investment Trust
ALPS | Alerian Energy Infrastructure Portfolio Class III	Seeks investment results that correspond generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
ALPS | Red Rocks Listed Private Equity Class III	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS Advisors, Inc.; Red Rocks Capital LLC serves as sub-adviser
American Century Variable Portfolios, Inc.
American Century VP Inflation Protection Fund II	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP Mid Cap Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra Fund II	Seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Funds Insurance Series®
American Funds IS Asset Allocation Fund Class 4	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds IS Blue Chip Income and Growth Fund Class 4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management CompanySM
American Funds IS Capital Income Builder® Class 4

The fund has two primary investment objectives.  It seeks (1) to provide a level of current income that exceeds the average yield on US stocks generally and (2) to provide a growing stream of income over the years.  The fund’s secondary objective is to provide growth of capital.

Capital Research and Management CompanySM
American Funds IS Global Growth Fund Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Global Growth and Income Fund Class 4	Seeks to provide long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS Global Small Capitalization Fund Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth Fund Class 4	Seeks to provide growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth-Income Fund Class 4	Seeks to achieve long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds IS International Fund Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS International Growth and Income Fund Class 4	Seeks to provide long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS New World Fund® Class 4	Seeks long-term capital appreciation.	Capital Research and Management CompanySM
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	Seeks to provide a high level of current income consistent with preservation of capital.	Capital Research and Management CompanySM
American Funds IS Ultra-Short Bond Fund Class 4	Seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.	Capital Research and Management CompanySM
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund[4] Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I. Fund Class III	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock iShares® Alternative Strategies V.I. Fund Class III	Seek to achieve long term growth of capital and risk adjusted returns.	BlackRock Advisors, LLC
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Equity Appreciation V.I. Fund Class III	Seeks to provide growth of capital.	BlackRock Advisors, LLC
BlackRock Large Cap Focus Growth V.I. Fund Class III	Seeks long-term capital growth.	BlackRock Advisors, LLC
Calvert Variable Products, Inc.
Calvert VP S&P 500 Index Portfolio[2]	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.	Calvert Research and Management; Ameritas Investment Partners, Inc. serves as sub-adviser
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.	Calvert Research and Management
Calvert VP SRI Mid Cap Portfolio	Seeks to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.	Calvert Research and Management
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio Contrarian Core Fund Class 2	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio Dividend Opportunity Fund Class 2	Seeks to provide shareholders with a high level of current income and, as a secondary objective, growth of income and capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio Emerging Markets Bond Fund Class 2	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio High Yield Bond Fund Class 2	Seeks to provide shareholders with a high level of current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio Seligman Global Tech Fund Class 2	Seeks to provide long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio US Government Mortgage Fund Class 2	Seeks to provide current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Deutsche Variable Insurance Portfolios
Deutsche Alternative Asset Allocation VIP-B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc.; RREEF America L.L.C serves as sub-adviser
Deutsche CROCI® U.S. [4] VIP-B	Seeks to achieve a high rate of total return.	Deutsche Investment Management Americas Inc.
Deutsche Equity 500 Index VIP-B

Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500® Index"), which emphasizes stocks of large US companies.

Deutsche Investment Management Americas Inc.; Northern Trust Investments, Inc. serves as sub-adviser
Deutsche Global Small Cap[5] VIP-B	Seeks above-average capital appreciation over the long term.	Deutsche Investment Management Americas Inc.
Deutsche Small Cap Index VIP-B	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	Deutsche Investment Management Americas Inc.; Northern Trust Investments, Inc. serves as sub-adviser
Deutsche Small Mid Cap Value VIP-B	Seeks long-term capital appreciation.	Deutsche Investment Management Americas Inc.
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund	Seeks to provide a high level of current income.	Eaton Vance Management
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Emerging Markets Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Government Money Market Portfolio*,3 Service Class 2	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM) and other affiliates serve as sub-advisers
Fidelity® VIP High Income Portfolio Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Overseas Portfolio[5] Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Real Estate Portfolio Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC (SelectCo); Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.

Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers

Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
First Investors Life Series Funds
First Investors Life Series Covered Call Strategy	Seeks long-term capital appreciation.	Foresters Investment Management Company, Inc.; Ziegler Capital Management, LLC serves as the sub-adviser
First Investors Life Series International Fund	Seeks long-term capital growth.	First Investors Management Company, Inc.; Vontobel Asset Management, Inc. serves as the sub-adviser
First Investors Life Series Opportunity Fund	Seeks long-term capital growth.	First Investors Management Company, Inc.
First Investors Life Series Total Return Fund	Seeks high, long-term total investment return consistent with moderate investment risk.	First Investors Management Company, Inc.
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund Class 2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund Class 2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund Class 2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Templeton Developing Markets VIP Fund Class 2	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund Class 2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Guggenheim Variable Insurance Funds
Guggenheim VIF Global Managed Futures Strategy Fund	Seeks to generate positive total returns over time.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Long Short Equity Fund	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Multi-Hedge Strategies Fund	Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Small Cap Value Fund Series Q	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Rydex VIF Biotechnology Fund

Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P 500 Pure Growth Fund

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P MidCap 400 Pure Growth Fund

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The fund's current benchmark is the S&P MidCap 400 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy[5]	Seeks to provide total return.	Ivy Investment Management Company
Ivy VIP Balanced[7]	Seeks to provide total return through a combination of capital appreciation and current income.	Ivy Investment Management Company
Ivy VIP Energy	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Global Bond	Seeks to provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Management Company
Ivy VIP Global Equity Income[5] (Formerly Ivy VIP Dividend Opportunities)	Seeks to provide total return.	Ivy Investment Management Company
Ivy VIP Global Growth[5]	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP High Income	Seeks to provide total return through a combination of high current income and capital appreciation	Ivy Investment Management Company
Ivy VIP International Core Equity	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Mid Cap Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Natural Resources	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Science and Technology	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Small Cap Core	Seeks to provide capital appreciation.	Ivy Investment Management Company
Ivy VIP Small Cap Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Janus Aspen Series
Janus Henderson Balanced Portfolio Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Henderson Enterprise Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Flexible Bond Portfolio Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Henderson Global Research Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Global Technology Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	Seeks to maximize total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Henderson Mid Cap Value Portfolio Service Shares	Seeks capital appreciation.	Janus Capital Management LLC; Perkins Investment Management LLC serves as sub-adviser
Janus Henderson Overseas Portfolio[7] Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Research Portfolio[5] Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
John Hancock Variable Insurance Trust
John Hancock VIT Financial Industries Trust Series II	Seeks growth of capital.	John Hancock Investment Management Services, LLC; John Hancock Asset Management a division of Manulife Asset Management (US) LLC serves as sub-adviser
John Hancock VIT Fundamental All Cap Core Trust Series II	Seeks long-term growth of capital.	John Hancock Investment Management Services, LLC; John Hancock Asset Management a division of Manulife Asset Management (US) LLC serves as sub-adviser
John Hancock VIT Select Bond Trust Series II	Seeks income and capital appreciation.	John Hancock Investment Management Services, LLC; John Hancock Asset Management a division of Manulife Asset Management (US) LLC serves as sub-adviser
John Hancock VIT Strategic Income Opportunities Trust Series II	Seeks a high level of current income.	John Hancock Investment Management Services, LLC; John Hancock Asset Management a division of Manulife Asset Management (US) LLC serves as sub-adviser
Lazard Retirement Series, Inc.
Lazard Retirement Global-Dynamic Multi Asset Portfolio Service Shares	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Class II	Seeks capital appreciation.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Dividend Strategy Portfolio Class II	Seeks dividend income, growth of dividend income and long-term capital appreciation.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Large Cap Growth II	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.
ClearBridge Variable Mid Cap Portfolio Class II	Seeks long-term growth of capital.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Small Cap Growth Portfolio Class II	Seeks long-term growth of capital.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

Legg Mason Partners Variable Income Trust
Western Asset Core Bond Plus VIT Portfolio Class II

Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration within 30% of the average duration of the domestic bond market as a whole.

Legg Mason Partners Fund Advisor, LLC, investment manager; Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd. and Western Asset Management Company Pte Ltd., sub-advisers

Western Asset Variable Global High Yield Bond Portfolio Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC, investment manager; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Company Pte. Ltd., sub-advisers
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[5] Class II

Seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The portfolio will seek to reduce volatility as a secondary objective.

Legg Mason Partners Fund Advisor, LLC, investment manager; QS Investors, LLC, Western Asset Management Company, sub-advisers
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Developing Growth Portfolio VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Fundamental Equity Portfolio VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Short Duration Income Portfolio VC	Seeks a high level of income consistent with preservation of capital.	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Utilities Series Service Class	Seeks total return.	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II
MFS Blended Research Core Equity Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Corporate Bond Portfolio Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS Emerging Markets Equity Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Global Tactical Allocation Portfolio Service Class	Seeks total return.	Massachusetts Financial Services Company
MFS International Value Portfolio[6] Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Technology Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
Northern Lights Trust
Power Income VIT Fund[5] Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., LLC
Power Dividend Index VIT Fund Class 1	Seeks total return from income and capital appreciation. Capital preservation is a secondary objective.	W.E. Donoghue & Co., LLC
Oppenheimer Variable Account Funds
Oppenheimer Discovery Mid Cap Growth/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Global Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	Seeks total return.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc., Cornerstone Real Estate Advisors LLC and OFI SteelPath, Inc. serves as sub-advisers
Oppenheimer International Growth Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Main Street Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Main Street Small Cap Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Total Return Bond Fund/VA Service Class	Seeks total return.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc., Cornerstone Real Estate Advisors LLC and SteelPath, Inc. serve as sub-advisers
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Emerging Markets Bond Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)[4] Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC
PIMCO High Yield Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Income Portfolio Advisor Class	Seeks maximum current income with long-term capital appreciation as a secondary objective.	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Short-Term Portfolio Advisor Class	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Unconstrained Bond Portfolio Advisor Class	Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Bond VCT Portfolio Class II

Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio.

Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio Class II	Seeks reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT[5] Portfolio Class II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio Class II	Seeks a high level of current income.	Pioneer Investment Management, Inc.
The Prudential Series Fund
Prudential Series Fund Jennison 20/20 Focus Portfolio[3] Class II	Seeks long-term growth of capital.	PGIM Investments LLC
Prudential Series Fund Natural Resources Portfolio[7] Class II	Seeks long-term growth of capital.	PGIM Investments LLC
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio[7] Class II	Seeks long-term capital appreciation.	PGIM Investments LLC
Royce Capital Fund
Royce Capital Fund - Micro-Cap Portfolio[5] Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Royce Capital Fund - Small-Cap Portfolio Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
T. Rowe Price
T. Rowe Price Blue Chip Growth Portfolio-II	Seeks to provide long-term capital growth; income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio-II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
VanEck VIP Trust
VanEck VIP Global Hard Assets Fund S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

*During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.

1This Investment Option was closed to new investors as of January 1, 2013. If you had money invested in this Investment Option as of the close of business on December 31, 2012, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

2This Investment Option was closed to new investors as of May 1, 2014. If you had money invested in this Investment Option as of the close of business on April 30, 2014, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

3This Investment Option was closed to new investors as of August 1, 2014. If you had money invested in this Investment Option as of the close of business on July 31, 2014, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

4This Investment Option was closed to new investors as of August 3, 2015. If you had money invested in this Investment Option as of the close of business on July 31, 2015, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

5This Investment Option was closed to new investors as of August 1, 2017. If you had money invested in this Investment Option as of the close of business on July 31, 2017, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

6This Investment Option was closed to new investors as of October 16, 2017. If you had money invested in this Investment Option as of the close of business on October 16, 2017, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

7This Investment Option was closed to new investors as of April 30, 2018. If you had money invested in this Investment Option as of the close of business on April 30, 2018, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

The portfolios may make a material change in their investment policies.  In that case, we will send you notice of the change.  Within 60 days after you receive the notice, or within 60 days after the effective date of the change, if later, you may transfer any amount that you have in that investment option to another investment option.  (See “Transfers of Accumulation Value” on page 21).

The portfolios sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to our Contract owners arising from this use of the portfolios for this type of mixed and shared funding.  The funds companies will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, we and/or the applicable fund companies may take appropriate action to protect your interests.

The portfolios available under the Contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual funds that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the portfolios that are available under the Contracts may be lower, or higher, than the investment results of such other (publicly available) mutual funds.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The portfolios offered through the Contract are selected by Midland National based on several criteria, including asset class coverage, the alignment of investment objectives of a portfolio with our hedging strategy, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Of course, we also consider whether the portfolio’s adviser is an affiliate of ours. We also consider whether the portfolio, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for the sale of the policies. Another factor that we consider during the selection process is whether the portfolio or one of its service providers (e.g., the investment adviser or sub-advisers) will make payments to us or our affiliates in connection with certain administrative, marketing and support services, and the amount of any such payments, or whether affiliates of the funds can provide marketing and distribution support for sales of the Contracts.

You are responsible for choosing the investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and by your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

Other portfolios (or available classes) may have lower fees and better overall investment performance.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that are available to you, including each portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund company’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a portfolio. You should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the entire risk for the allocation of your premiums and accumulation value among the investment options whether or not you use the service of an adviser.  We are not responsible for any investment or other advice or services that you may receive.

You bear the risk of any decline in the accumulation value of your Contract resulting from the performance of the investment options you have chosen.

We do not recommend or endorse any particular portfolio or portfolios and we do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the Contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

APPENDIX B – STATE VARIATIONS

Certain contract features described in this Prospectus may vary or may not be available in your state. The state in which your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under your Contract. These variations are reflected in your Contract and in riders or endorsements to your Contract.

This Appendix B contains an overview of state specific variations.

For Contracts issued in the state of Arizona, the following variations apply:

On written request we are required to provide within reasonable time, reasonable factual information regarding the benefits and provisions of your annuity.

If for any reason you are not satisfied with the annuity, you may return the annuity within 10 days or within 30 days if you are 65 years of age or older on the date of the application and receive a refund of the full Accumulation Value plus any fees or charges deducted from the Contract as of the date the returned Contract is received by the insurer or its insurance producer, or if greater and required by state law, premiums paid as of the date the returned Contract is received by the insured or insurance producer.

For Contracts issued in the state of California, the following variations apply:

For Owners in the state of California 60 years or older – the Free Look period is a 30-day period beginning on the day you receive your Contact. Your money will be placed in a fixed account or money market fund, unless you direct that premium to be invested in an underlying stock or bond fund portfolio during that 30-day period. If you do not direct that premium be invested in a stock or bond portfolio and you return the Contract within the 30-day period, you will be entitled to a refund of the premium and Contract fees. If you do direct that the premium be invested in a stock or bond portfolio during the 30-day period and you return the Contract during that period, you will be entitled to a refund of the Contract’s account value on the day the Contract is received by the insurance company or agent who sold you this Contract which could be less that the premium you paid for the Contract, plus any Contract fee paid. A return of the Contract after 30 days may result in a substantial penalty, known as a surrender charge, if you elect the Optional Value Endorsement.

For Contracts issued in the state of Connecticut, the following variations apply:

During the right to examine period if cancellation is made prior to delivery of the Contract we will refund all premiums paid.

Also, we currently define excessive/frequent trading as:  (a) two or more “round trips” involving the same investment option within a 60-calendar day period; or (b) six or more “round trips” involving the same investment option within a twelve month period.  “Round trip” means more than one purchase and sale of the same investment option within a 60-calendar day period. We reserve the right to revise our market timing procedures as we deem necessary or appropriate to more effectively detect and prevent market timing. Any exercise of our right to delay, restrict or reject trading activity will be applied equally and in a non-discriminatory manner to all Contract owners.

For Contracts issued in the state of Florida, the following variations apply:

The cover page of the Contract contains a clear statement that death benefit and accumulation values will reflect the investment experience of our separate account, which may cause them to increase or decrease and are not guaranteed as to the fixed dollar amount.  To obtain additional Contract information and/or to receive assistance in resolving complaints, our 800 number is listed in a bold face type. We have omitted the right to limit investment options in which premiums are invested.

For Contracts issued in the state of Illinois, the following variations apply:

The cover page of the Contract includes contact information to contact us or the Illinois Department of Insurance should you have any complaints arise regarding your annuity.

Illinois Department of Insurance Consumer Division or Public Service Section Springfield, Illinois 62767	Midland National Life Insurance Company Annuity Division P.O. Box 79907 Des Moines, Iowa 50325-0985 Toll Free Telephone: 1-877-586-0244

For Contracts issued in the state of Montana, the following variations apply:

Death proceeds will be paid within 60 days of receiving due proof of the Owner’s death. If payment is made after the first 30 days, we agree to pay interest on the death proceeds from the 30th day until the date of payment. The interest will be at an annual interest rate determined by us not to be less than the rate required by the state of Montana.

Gender will not play a role in determining payout rates; any reference to gender has been removed.

The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which you live on or after the Contract Effective Date.

APPENDIX C – CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment option for the period since the investment option started operation.  An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount.  The tables below show two sets of accumulation unit values that reflect the current level of Separate Account annual expenses available under the Contract. One set of tables reflects the lowest Annual Asset Charge of 1.15% (for the 7-Year Optional Value Endorsement) and the other set reflects the highest Annual Asset Charge of 1.35% (for the base contract with no endorsement). Tables reflecting the other Annual Asset Charges are included in the SAI.

Table 1 - Base Contract with 7-Year Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2016)	Accumulation Unit Value at End of Period (12/31/2017)	Number of Accumulation Units at End of Period
2017
AB VPS Dynamic Asset Allocation Portfolio B	$11.51	$13.01	15,794.48
AB VPS Real Estate Investment Portfolio B	$13.90	$14.62	82,773.61
AB VPS Small Cap Growth Portfolio B	$13.89	$18.37	711.00
AB VPS Small/Mid Cap Value Portfolio B	$17.68	$19.72	36,071.28
Alger Capital Appreciation Portfolio Class S	$15.95	$20.62	139,096.96
ALPS | Alerian Energy Infrastructure Portfolio Class III	$8.16	$8.00	98,901.80
ALPS | Red Rocks Listed Private Equity Class III	$9.73	$12.02	9,197.22
American Century VP Inflation Protection Fund II	$9.20	$9.43	39,792.97
American Century VP Mid Cap Value Fund II	$17.87	$19.69	228,438.90
American Century VP Ultra Fund II	$15.41	$20.11	31,036.01
American Century VP Value Fund II	$16.36	$17.56	1,287,866.74
American Funds IS Asset Allocation Fund Class 4	$10.94	$12.54	313,099.31
American Funds IS Blue Chip Income and Growth Fund Class 4	$11.82	$13.63	396,754.02
American Funds IS Capital Income Builder® Class 4	$9.74	$10.85	264,316.55
American Funds IS Global Growth Fund Class 4	$10.40	$13.48	51,219.19
American Funds IS Global Growth and Income Fund Class 4	$10.20	$12.69	110,387.16
American Funds IS Global Small Capitalization Fund Class 4	$9.69	$12.04	44,702.02
American Funds IS Growth Fund Class 4	$11.68	$14.78	53,780.12
American Funds IS Growth-Income Fund Class 4	$11.25	$13.58	115,294.83
American Funds IS International Fund Class 4	$9.01	$11.74	89,593.51
American Funds IS International Growth and Income Fund Class 4	$8.56	$10.56	45,722.22
American Funds IS New World Fund® Class 4	$8.65	$11.03	315,514.91
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.08	$10.09	377,354.15
American Funds IS Ultra-Short Bond Fund Class 4	$9.59	$9.49	302,871.27
BlackRock Advantage Large Cap Core V.I. Fund Class III	$15.62	$18.83	11,412.39
BlackRock Basic Value V.I. Fund Class III	$16.17	$17.26	80,584.93
BlackRock Equity Dividend V.I. Fund Class III	$15.48	$17.83	162,765.22
BlackRock Global Allocation V.I. Fund Class III	$11.48	$12.91	238,473.76
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$10.17	$11.30	46,644.62
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.80	$11.12	7,212.60
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.56	$11.48	19,582.46
BlackRock Large Cap Focus Growth V.I. Fund Class III	$15.97	$20.40	42,351.30
Calvert VP S&P 500 Index Portfolio	$15.90	$19.09	1,172.66
Calvert VP SRI Mid Cap Portfolio	$14.23	$15.71	17,410.38
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.24	$10.59	3,981.59
ClearBridge Variable Dividend Strategy Portfolio Class II	$14.82	$17.44	147,538.51
ClearBridge Variable Large Cap Growth[1] II	$10.00	$10.93	32,105.72
ClearBridge Variable Mid Cap Portfolio Class II	$16.09	$17.91	67,607.97
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.52	$17.79	11,631.96
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$13.17	$15.81	32,281.64
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$12.31	$13.89	45,287.49
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.64	$11.75	251,291.25
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$11.25	$11.81	167,105.58
Columbia Variable Portfolio Select Large-Cap Value Fund[1] Class 2	$10.00	$11.18	3,742.10
Columbia Variable Portfolio Seligman Global Tech Fund[1] Class 2	$10.00	$10.82	4,125.70
Columbia Variable Portfolio US Government Mortgage Fund[1] Class 2	$10.00	$9.97	112.64
Deutsche Alternative Asset Allocation VIP-B	$9.98	$10.56	44,919.82
Deutsche CROCI® U.S. VIP-B	$12.22	$14.79	4,129.92
Deutsche Equity 500 Index VIP-B	$15.74	$18.84	394,568.32
Deutsche Global Small Cap VIP-B	$12.73	$15.06	6,784.52
Deutsche Small Cap Index VIP-B	$15.97	$18.00	63,443.75
Deutsche Small Mid Cap Value VIP-B	$15.40	$16.77	76,153.49
Eaton Vance VT Floating-Rate Income Fund	$11.13	$11.38	319,213.03
Fidelity® VIP Contrafund® Portfolio Service Class 2	$15.63	$18.79	94,088.88
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.20	$13.38	70,354.11
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.97	$13.52	120,519.73
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.89	$15.15	84,388.67
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.59	$16.52	27,427.53
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.42	$9.35	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$11.94	$12.62	116,884.89
Fidelity® VIP Mid Cap Portfolio Service Class 2	$15.21	$18.13	97,372.96
Fidelity® VIP Overseas Portfolio Service Class 2	$11.58	$14.88	14,092.45
Fidelity® VIP Real Estate Portfolio Service Class 2	$15.07	$15.46	221,016.80
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.99	$11.69	141,720.94
Fidelity® VIP Value Strategies Portfolio Service Class 2	$15.35	$18.07	75,318.45
First Investors Life Series Covered Call Strategy Fund[1]	$10.00	$10.48	0.00
First Investors Life Series International Fund	$9.91	$13.02	6,056.88
First Investors Life Series Opportunity Fund	$10.69	$12.58	309,560.11
First Investors Life Series Total Return Fund	$11.26	$12.44	867.82
Franklin Income VIP Fund Class 2	$12.20	$13.22	280,701.56
Franklin Mutual Global Discovery VIP Fund Class 2	$14.00	$15.03	73,193.58
Franklin Mutual Shares VIP Fund Class 2	$15.18	$16.25	72,893.01
Franklin Rising Dividends VIP Fund Class 2	$15.88	$18.92	122,540.16
Guggenheim VIF Global Managed Futures Strategy Fund	$8.35	$8.97	4,634.53
Guggenheim VIF Long Short Equity Fund	$11.50	$13.06	12,191.38
Guggenheim VIF Multi-Hedge Strategies Fund	$10.27	$10.52	30,086.62
Guggenheim VIF Small Cap Value Series Q	$15.52	$15.91	10,954.71
Ivy VIP Asset Strategy	$10.45	$12.22	102,224.39
Ivy VIP Balanced	$12.81	$14.11	221,578.14
Ivy VIP Energy	$10.16	$8.77	65,690.83
Ivy VIP Global Bond	$10.18	$10.49	73,080.50
Ivy VIP Global Equity Income[2]	$14.59	$16.66	48,062.85
Ivy VIP Global Growth	$12.10	$14.90	27,957.11
Ivy VIP Growth	$16.08	$20.56	65,108.87
Ivy VIP High Income	$11.08	$11.69	887,165.26
Ivy VIP International Core Equity	$12.14	$14.78	139,351.91
Ivy VIP Mid Cap Growth	$10.45	$16.80	132,439.05
Ivy VIP Natural Resources	$7.60	$7.74	14,920.33
Ivy VIP Science and Technology	$16.34	$21.34	71,248.20
Ivy VIP Small Cap Core	$17.43	$19.60	159,131.99
Ivy VIP Small Cap Growth	$13.10	$15.94	70,117.49
Janus Henderson Balanced Portfolio Service Shares	$13.40	$15.65	78,576.13
Janus Henderson Enterprise Portfolio Service Shares	$13.73	$17.25	39,489.38
Janus Henderson Flexible Bond Portfolio Service Shares	$10.59	$10.82	66,117.35
Janus Henderson Global Research Portfolio Service Shares	$13.42	$16.80	4,942.08
Janus Henderson Global Technology Portfolio Service Shares	$17.10	$24.50	66,145.16
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$10.01	$10.07	11,968.31
Janus Henderson Mid Cap Value Portfolio Service Shares	$14.86	$16.70	56,999.96
Janus Henderson Overseas Portfolio Service Shares	$7.37	$9.53	3,715.25
Janus Henderson Research Portfolio Service Shares	$15.20	$19.17	5,380.35
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$12.04	$14.34	43,363.71
Lazard Retirement International Equity Portfolio Service Shares	$11.27	$13.63	2,560.99
Lord Abbett Series Fund Bond Debenture Portfolio VC	$12.09	$13.05	394,335.93
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.16	$16.91	18,830.03
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$15.61	$17.37	37,561.28
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.11	$10.22	111,835.92
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.30	$12.26	5,863.35
MFS VIT II Corporate Bond Portfolio Service Class	$10.65	$11.17	78,403.83
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.33	$11.34	24,356.49
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.61	$12.69	39,342.01
MFS VIT II International Value Portfolio Service Class	$14.59	$18.29	124,291.79
MFS VIT II Technology Portfolio Service Class	$16.54	$22.67	45,649.10
MFS VIT New Discovery Portfolio Service Class	$13.55	$16.92	21,526.91
MFS VIT Utilities Portfolio Service Class	$13.15	$14.89	87,046.29
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.12	$14.12	3,460.51
Oppenheimer Global Fund/VA Service Class	$9.91	$13.36	19,872.62
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.50	$9.41	5,933.47
Oppenheimer International Growth Fund/VA Service Class	$9.07	$11.34	430,769.02
Oppenheimer Main Street Fund/VA Service Class	$11.57	$13.26	64,238.56
Oppenheimer Main Street Small Cap Fund/VA Service Class	$11.78	$13.34	31,627.41
Oppenheimer Total Return Bond Fund4/VA Service Class	$10.28	$10.60	60,771.60
PIMCO All Asset Portfolio Advisor Class	$10.47	$11.74	71,902.98
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$5.40	$5.44	270,234.20
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.00	$11.94	31,448.81
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$10.49	$10.65	11,469.36
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.29	$9.97	11,244.93
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.57	$10.79	1,106.41
PIMCO High Yield Portfolio Advisor Class	$12.34	$12.99	84,747.07
PIMCO Income Portfolio[1] Advisor Class	$10.00	$10.13	40,574.76
PIMCO Low Duration Portfolio Advisor Class	$10.01	$10.02	426,271.21
PIMCO Real Return Portfolio Advisor Class	$9.52	$9.74	405,376.01
PIMCO Short-Term Portfolio Advisor Class	$9.99	$10.11	1,166,785.81
PIMCO Total Return Portfolio Advisor Class	$10.56	$10.94	348,900.72
PIMCO Unconstrained Bond Portfolio Advisor Class	$10.03	$10.40	63,442.51
Pioneer Bond VCT Portfolio Class II	$11.08	$11.35	1,029,646.81
Pioneer Equity Income VCT Portfolio Class II	$17.00	$19.35	62,429.67
Pioneer Fund VCT Portfolio Class II	$15.36	$18.43	9,733.36
Pioneer High Yield VCT Portfolio Class II	$12.28	$13.00	36,900.26
Pioneer Strategic Income VCT Portfolio Class II	$11.14	$11.54	250,204.51
Power Dividend Index VIT Fund[1] Class 1	$10.00	$10.69	14,194.53
Power Income VIT Fund Class 2	$9.98	$10.08	1,397.29
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.64	$17.49	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$6.24	$6.13	8,938.50
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.73	$16.55	10,597.77
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.34	$12.76	5,738.71
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.74	$11.15	16,742.54
Royce Capital Fund - Small-Cap Portfolio Service Class	$14.21	$14.77	383,622.12
Rydex VIF Biotechnology Fund	$16.21	$20.74	29,187.36
Rydex VIF S&P 500 Pure Growth Fund	$15.92	$19.58	21,375.19
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.20	$15.50	12,086.17
T. Rowe Price Blue Chip Growth Portfolio-II	$9.83	$13.20	138,723.33
T. Rowe Price Health Sciences Portfolio-II	$8.02	$10.09	50,836.05
Templeton Developing Markets Fund Class 2	$8.06	$11.19	31,792.16
Templeton Foreign VIP Fund Class 2	$10.98	$12.67	640,110.66
Templeton Global Bond VIP Fund Class 2	$10.35	$10.42	422,174.74
VanEck VIP Global Hard Assets Fund S	$7.98	$7.73	54,300.38
Western Asset Core Bond Plus Portfolio Class II	$10.14	$10.59	1,610,769.98
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.84	$12.69	23,767.24

1Investment option added 8/1/17

2Formerly Ivy VIP Dividend Opportunities

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2016)	Accumulation Unit Value at End of Period (12/31/2017)	Number of Accumulation Units at End of Period
2017
AB VPS Dynamic Asset Allocation Portfolio B	$11.45	$12.92	36,461.85
AB VPS Real Estate Investment Portfolio B	$13.84	$14.52	190,700.57
AB VPS Small Cap Growth Portfolio B	$13.82	$18.24	1,140.78
AB VPS Small/Mid Cap Value Portfolio B	$17.59	$19.59	64,868.61
Alger Capital Appreciation Portfolio Class S	$15.87	$20.48	319,678.83
ALPS | Alerian Energy Infrastructure Portfolio Class III	$8.12	$7.94	113,639.73
ALPS | Red Rocks Listed Private Equity Class III	$9.70	$11.96	107,001.47
American Century VP Inflation Protection Fund II	$9.15	$9.36	93,611.57
American Century VP Mid Cap Value Fund II	$17.78	$19.55	584,826.20
American Century VP Ultra Fund II	$15.34	$19.98	51,383.52
American Century VP Value Fund II	$16.28	$17.44	2,588,290.28
American Funds IS Asset Allocation Fund Class 4	$10.89	$12.46	1,164,307.50
American Funds IS Blue Chip Income and Growth Fund Class 4	$11.76	$13.54	1,016,215.27
American Funds IS Capital Income Builder® Class 4	$9.69	$10.77	930,362.96
American Funds IS Global Growth Fund Class 4	$10.35	$13.39	117,429.63
American Funds IS Global Growth and Income Fund Class 4	$10.15	$12.61	326,138.64
American Funds IS Global Small Capitalization Fund Class 4	$9.65	$11.96	46,694.34
American Funds IS Growth Fund Class 4	$11.63	$14.68	138,201.06
American Funds IS Growth-Income Fund Class 4	$11.19	$13.48	250,247.72
American Funds IS International Fund Class 4	$8.96	$11.66	125,208.21
American Funds IS International Growth and Income Fund Class 4	$8.52	$10.48	154,211.49
American Funds IS New World Fund® Class 4	$8.60	$10.96	496,469.80
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.03	$10.02	285,803.63
American Funds IS Ultra-Short Bond Fund Class 4	$9.54	$9.43	831,771.09
BlackRock Advantage Large Cap Core V.I. Fund Class III	$15.54	$18.70	17,815.72
BlackRock Basic Value V.I. Fund Class III	$16.09	$17.15	154,039.74
BlackRock Equity Dividend V.I. Fund Class III	$15.41	$17.71	646,311.84
BlackRock Global Allocation V.I. Fund Class III	$11.42	$12.82	870,819.03
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$10.12	$11.23	63,328.18
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.75	$11.04	52,949.06
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.51	$11.41	14,677.51
BlackRock Large Cap Focus Growth V.I. Fund Class III	$15.89	$20.26	118,939.76
Calvert VP S&P 500 Index Portfolio	$15.82	$18.96	4,945.74
Calvert VP SRI Mid Cap Portfolio	$14.16	$15.60	21,659.60
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.21	$10.54	15,403.22
ClearBridge Variable Dividend Strategy Portfolio Class II	$14.75	$17.32	412,641.82
ClearBridge Variable Large Cap Growth[1] II	$10.00	$10.92	102,818.87
ClearBridge Variable Mid Cap Portfolio Class II	$16.01	$17.78	184,383.51
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.45	$17.67	71,236.18
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$13.10	$15.71	107,161.46
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$12.26	$13.80	93,478.33
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.59	$11.67	656,054.40
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$11.20	$11.73	518,060.73
Columbia Variable Portfolio Select Large-Cap Value Fund[1] Class 2	$10.00	$11.18	7,124.36
Columbia Variable Portfolio Seligman Global Tech Fund[1] Class 2	$10.00	$10.82	25,912.59
Columbia Variable Portfolio US Government Mortgage Fund[1] Class 2	$10.00	$9.96	2,658.11
Deutsche Alternative Asset Allocation VIP-B	$9.94	$10.49	115,040.78
Deutsche CROCI® U.S. VIP-B	$12.16	$14.69	14,869.94
Deutsche Equity 500 Index VIP-B	$15.66	$18.71	530,400.83
Deutsche Global Small Cap VIP-B	$12.67	$14.95	35,858.50
Deutsche Small Cap Index VIP-B	$15.89	$17.88	143,155.00
Deutsche Small Mid Cap Value VIP-B	$15.33	$16.66	202,477.31
Eaton Vance VT Floating-Rate Income Fund	$11.07	$11.30	1,928,506.46
Fidelity® VIP Contrafund® Portfolio Service Class 2	$15.56	$18.66	307,943.44
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.16	$13.29	211,539.52
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.91	$13.42	76,039.00
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.82	$15.05	64,539.52
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.53	$16.40	37,270.16
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.37	$9.29	1,903,208.05
Fidelity® VIP High Income Portfolio Service Class 2	$11.88	$12.53	576,251.67
Fidelity® VIP Mid Cap Portfolio Service Class 2	$15.14	$18.00	196,806.94
Fidelity® VIP Overseas Portfolio Service Class 2	$11.53	$14.78	38,914.81
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.99	$15.35	555,873.07
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.94	$11.61	564,925.20
Fidelity® VIP Value Strategies Portfolio Service Class 2	$15.28	$17.95	182,306.15
First Investors Life Series Covered Call Strategy Fund[1]	$10.00	$10.48	0.00
First Investors Life Series International Fund	$9.86	$12.94	36,177.35
First Investors Life Series Opportunity Fund	$10.64	$12.50	429,282.68
First Investors Life Series Total Return Fund	$11.20	$12.35	30,805.25
Franklin Income VIP Fund Class 2	$12.14	$13.13	1,013,195.28
Franklin Mutual Global Discovery VIP Fund Class 2	$13.93	$14.93	268,577.10
Franklin Mutual Shares VIP Fund Class 2	$15.10	$16.14	276,919.40
Franklin Rising Dividends VIP Fund Class 2	$15.80	$18.80	443,104.93
Guggenheim VIF Global Managed Futures Strategy Fund	$8.31	$8.91	18,322.06
Guggenheim VIF Long Short Equity Fund	$11.44	$12.97	21,174.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.22	$10.45	90,444.25
Guggenheim VIF Small Cap Value Series Q	$15.45	$15.80	44,461.45
Ivy VIP Asset Strategy	$10.40	$12.13	465,094.37
Ivy VIP Balanced	$12.75	$14.01	804,806.49
Ivy VIP Energy	$10.11	$8.71	169,595.09
Ivy VIP Global Bond	$10.13	$10.42	90,551.93
Ivy VIP Global Equity Income[2]	$14.52	$16.55	105,566.58
Ivy VIP Global Growth	$12.04	$14.80	48,829.26
Ivy VIP Growth	$16.00	$20.42	154,263.99
Ivy VIP High Income	$11.03	$11.61	3,043,954.60
Ivy VIP International Core Equity	$12.08	$14.68	209,156.19
Ivy VIP Mid Cap Growth	$13.32	$16.68	131,610.93
Ivy VIP Natural Resources	$7.57	$7.69	179,951.11
Ivy VIP Science and Technology	$16.26	$21.19	143,766.43
Ivy VIP Small Cap Core	$17.35	$19.46	401,941.73
Ivy VIP Small Cap Growth	$13.04	$15.84	193,442.72
Janus Henderson Balanced Portfolio Service Shares	$13.34	$15.55	334,914.56
Janus Henderson Enterprise Portfolio Service Shares	$13.66	$17.13	125,840.55
Janus Henderson Flexible Bond Portfolio Service Shares	$10.54	$10.75	265,808.35
Janus Henderson Global Research Portfolio Service Shares	$13.35	$16.69	9,577.83
Janus Henderson Global Technology Portfolio Service Shares	$17.02	$24.33	147,847.25
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$9.99	$10.02	84,972.95
Janus Henderson Mid Cap Value Portfolio Service Shares	$14.79	$16.58	118,940.35
Janus Henderson Overseas Portfolio Service Shares	$7.34	$9.47	13,076.03
Janus Henderson Research Portfolio Service Shares	$15.13	$19.04	11,415.68
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.98	$14.24	95,342.40
Lazard Retirement International Equity Portfolio Service Shares	$11.22	$13.54	76,900.22
Lord Abbett Series Fund Bond Debenture Portfolio VC	$12.03	$12.96	1,040,571.59
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.10	$16.79	39,671.54
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$15.53	$17.25	42,542.92
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.08	$10.17	626,688.72
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.27	$12.20	29,955.41
MFS VIT II Corporate Bond Portfolio Service Class	$10.60	$11.10	232,785.17
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.29	$11.26	67,600.16
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.55	$12.60	55,537.37
MFS VIT II International Value Portfolio Service Class	$14.52	$18.16	273,141.13
MFS VIT II Technology Portfolio Service Class	$16.46	$22.52	86,067.10
MFS VIT New Discovery Portfolio Service Class	$13.48	$16.80	51,538.60
MFS VIT Utilities Portfolio Service Class	$13.09	$14.79	170,736.80
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.07	$14.03	8,950.36
Oppenheimer Global Fund/VA Service Class	$9.86	$13.27	68,404.04
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.45	$9.34	3,327.06
Oppenheimer International Growth Fund/VA Service Class	$9.03	$11.27	795,940.95
Oppenheimer Main Street Fund/VA Service Class	$11.51	$13.17	72,516.90
Oppenheimer Main Street Small Cap Fund/VA Service Class	$11.72	$13.25	87,827.00
Oppenheimer Total Return Bond Fund4/VA Service Class	$10.23	$10.53	130,709.49
PIMCO All Asset Portfolio Advisor Class	$10.42	$11.66	344,843.06
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$5.37	$5.41	666,306.28
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.95	$11.86	60,709.72
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$10.46	$10.60	58,879.49
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.24	$9.90	20,230.71
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.53	$10.72	34,060.10
PIMCO High Yield Portfolio Advisor Class	$12.28	$12.90	442,235.48
PIMCO Income Portfolio[1] Advisor Class	$10.00	$10.12	513,952.99
PIMCO Low Duration Portfolio Advisor Class	$9.96	$9.95	1,476,787.61
PIMCO Real Return Portfolio Advisor Class	$9.47	$9.68	1,219,061.45
PIMCO Short-Term Portfolio Advisor Class	$9.95	$10.04	3,177,219.40
PIMCO Total Return Portfolio Advisor Class	$10.51	$10.87	2,422,965.77
PIMCO Unconstrained Bond Portfolio Advisor Class	$10.00	$10.35	151,328.16
Pioneer Bond VCT Portfolio Class II	$11.03	$11.28	2,284,291.20
Pioneer Equity Income VCT Portfolio Class II	$16.91	$19.22	191,140.79
Pioneer Fund VCT Portfolio Class II	$15.28	$18.30	30,076.03
Pioneer High Yield VCT Portfolio Class II	$12.23	$12.91	117,163.33
Pioneer Strategic Income VCT Portfolio Class II	$11.09	$11.46	909,982.45
Power Dividend Index VIT Fund[1] Class 1	$10.00	$10.68	174,238.16
Power Income VIT Fund Class 2	$9.93	$10.01	118,591.62
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.57	$17.37	12,883.81
Prudential Series Fund Natural Resources Portfolio Class II	$6.21	$6.09	21,442.83
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.66	$16.44	20,104.92
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.28	$12.67	29,619.31
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.68	$11.07	33,238.29
Royce Capital Fund - Small-Cap Portfolio Service Class	$14.14	$14.67	783,548.24
Rydex VIF Biotechnology Fund	$16.13	$20.60	43,318.61
Rydex VIF S&P 500 Pure Growth Fund	$15.84	$19.44	42,089.94
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.14	$15.40	19,329.89
T. Rowe Price Blue Chip Growth Portfolio-II	$9.80	$13.14	371,282.85
T. Rowe Price Health Sciences Portfolio-II	$8.00	$10.05	118,079.04
Templeton Developing Markets Fund Class 2	$8.02	$11.11	388,301.58
Templeton Foreign VIP Fund Class 2	$10.93	$12.58	1,695,400.10
Templeton Global Bond VIP Fund Class 2	$10.30	$10.35	1,245,351.00
VanEck VIP Global Hard Assets Fund S	$7.94	$7.68	35,520.27
Western Asset Core Bond Plus Portfolio Class II	$10.11	$10.54	5,099,262.45
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.78	$12.60	76,664.96

1Investment option added 8/1/17

2Formerly Ivy VIP Dividend Opportunities

Table 1 - Base Contract with 7-Year Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2015)	Accumulation Unit Value at End of Period (12/31/2016)	Number of Accumulation Units at End of Period
2016
AB VPS Dynamic Asset Allocation Portfolio B	$11.26	$11.51	71,017.52
AB VPS Real Estate Investment Portfolio B	$13.10	$13.90	216,735.92
AB VPS Small Cap Growth Portfolio B	$13.23	$13.89	2,802.74
AB VPS Small/Mid Cap Value Portfolio B	$14.33	$17.68	101,490.85
Alger Capital Appreciation Portfolio Class S	$16.10	$15.95	433,058.35
ALPS | Alerian Energy Infrastructure Portfolio Class III	$5.86	$8.16	177,793.16
ALPS | Red Rocks Listed Private Equity Class III	$9.12	$9.73	27,269.40
American Century VP Inflation Protection Fund II	$8.91	$9.20	112,090.13
American Century VP Mid Cap Value Fund II	$14.73	$17.87	679,885.26
American Century VP Ultra Fund II	$14.94	$15.41	41,537.34
American Century VP Value Fund II	$13.76	$16.36	3,187,501.41
American Funds IS Asset Allocation Fund Class 4	$10.14	$10.94	894,211.21
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.09	$11.82	1,047,861.29
American Funds IS Capital Income Builder® Class 4	$9.49	$9.74	831,361.54
American Funds IS Global Growth Fund Class 4	$10.48	$10.40	114,621.71
American Funds IS Global Growth and Income Fund Class 4	$9.64	$10.20	321,313.86
American Funds IS Global Small Capitalization Fund Class 4	$9.63	$9.69	68,063.17
American Funds IS Growth Fund Class 4	$10.82	$11.68	105,786.20
American Funds IS Growth-Income Fund Class 4	$10.23	$11.25	233,967.95
American Funds IS International Fund Class 4	$8.83	$9.01	128,803.00
American Funds IS International Growth and Income Fund Class 4	$8.56	$8.56	132,671.41
American Funds IS New World Fund® Class 4	$8.33	$8.65	611,343.83
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.09	$10.08	646,373.93
American Funds IS Ultra-Short Bond Fund Class 4	$9.74	$9.59	1,153,454.34
BlackRock Advantage Large Cap Core V.I. Fund[8] Class III	$14.33	$15.62	27,020.52
BlackRock Basic Value V.I. Fund Class III	$13.89	$16.17	202,448.69
BlackRock Capital Appreciation V.I. Fund Class III	$14.98	$14.79	87,035.44
BlackRock Equity Dividend V.I. Fund Class III	$13.50	$15.48	571,275.46
BlackRock Global Allocation V.I. Fund Class III	$11.19	$11.48	1,064,997.60
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.68	$10.17	75,052.84
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.34	$9.80	36,689.26
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$9.76	$9.97	52,764.92
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$8.86	$9.56	30,156.95
BlackRock Large Cap Focus Growth V.I. Fund Class III	$15.02	$15.97	113,299.22
Calvert VP S&P 500 Index Portfolio	$14.41	$15.90	5,784.65
Calvert VP SRI Mid Cap Portfolio	$13.42	$14.23	35,818.43
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.26	$9.24	22,530.43
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.06	$14.82	307,592.01
ClearBridge Variable Mid Cap Portfolio Class II	$14.92	$16.09	152,973.11
ClearBridge Variable Small Cap Growth Portfolio Class II	$13.92	$14.52	59,371.29
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$12.29	$13.17	84,745.02
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.98	$12.31	136,316.66
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$9.69	$10.64	754,283.30
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.19	$11.25	637,739.72
Deutsche Alternative Asset Allocation VIP-B	$9.62	$9.98	166,368.45
Deutsche CROCI® U.S.[1] VIP-B	$12.96	$12.22	20,968.70
Deutsche Equity 500 Index VIP-B	$14.30	$15.74	692,357.95
Deutsche Global Small Cap VIP-B	$12.71	$12.73	38,933.76
Deutsche Small Cap Index VIP-B	$13.38	$15.97	164,075.76
Deutsche Small Mid Cap Value VIP-B	$13.38	$15.40	135,165.30
Eaton Vance VT Floating-Rate Income Fund	$10.33	$11.13	2,034,620.43
Fidelity® VIP Contrafund® Portfolio Service Class 2	$14.68	$15.63	304,222.69
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.04	$9.20	161,066.39
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.63	$11.97	201,874.19
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.43	$12.89	138,498.09
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.04	$13.59	50,976.41
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.52	$9.42	2,229,175.19
Fidelity® VIP High Income Portfolio Service Class 2	$10.58	$11.94	764,551.40
Fidelity® VIP Mid Cap Portfolio Service Class 2	$13.75	$15.21	259,909.45
Fidelity® VIP Overseas Portfolio Service Class 2	$12.37	$11.58	53,274.95
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.45	$15.07	730,177.98
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.30	$10.99	532,420.97
Fidelity® VIP Value Strategies Portfolio Service Class 2	$14.21	$15.35	179,350.94
First Investors Life Series International Fund	$10.46	$9.91	11,278.31
First Investors Life Series Opportunity Fund	$9.99	$10.69	689,988.03
First Investors Life Series Total Return Fund	$10.68	$11.26	30,745.23
Franklin Income VIP Fund Class 2	$10.82	$12.20	1,014,188.34
Franklin Mutual Global Discovery VIP Fund Class 2	$12.63	$14.00	278,124.66
Franklin Mutual Shares VIP Fund Class 2	$13.23	$15.18	306,576.84
Franklin Rising Dividends VIP Fund Class 2	$13.84	$15.88	509,811.47
Guggenheim VIF Global Managed Futures Strategy Fund	$9.91	$8.35	29,517.75
Guggenheim VIF Long Short Equity Fund	$11.56	$11.50	29,492.25
Guggenheim VIF Multi-Hedge Strategies Fund	$10.44	$10.27	145,477.59
Guggenheim VIF Small Cap Value Series Q	$12.40	$15.52	68,234.01
Ivy VIP Asset Strategy	$10.85	$10.45	651,754.08
Ivy VIP Balanced	$12.70	$12.81	1,082,981.51
Ivy VIP Dividend Opportunities	$13.80	$14.59	153,539.48
Ivy VIP Energy	$7.64	$10.16	262,781.47
Ivy VIP Global Bond	$9.62	$10.18	148,447.72
Ivy VIP Global Growth	$12.63	$12.10	82,161.38
Ivy VIP Growth	$16.07	$16.08	208,144.63
Ivy VIP High Income	$9.65	$11.08	3,724,951.54
Ivy VIP International Core Equity	$12.15	$12.14	305,269.28
Ivy VIP Mid Cap Growth	$12.76	$10.45	651,754.08
Ivy VIP Natural Resources[6]	$6.21	$7.60	116,104.57
Ivy VIP Science and Technology	$16.28	$16.34	201,779.46
Ivy VIP Small Cap Core[2]	$13.68	$17.43	457,605.41
Ivy VIP Small Cap Growth	$12.88	$13.10	242,548.87
Janus Henderson Balanced Portfolio[5] Service Shares	$13.00	$13.40	323,233.52
Janus Henderson Enterprise Portfolio[5] Service Shares	$12.39	$13.73	86,226.11
Janus Henderson Flexible Bond Portfolio[5] Service Shares	$10.48	$10.59	341,644.12
Janus Henderson Global Research Portfolio[5] Service Shares	$13.33	$13.42	14,375.93
Janus Henderson Global Technology Portfolio[5] Service Shares	$15.19	$17.10	134,518.36
Janus Henderson Global Unconstrained Bond Portfolio[5] Service Shares	$9.68	$10.01	95,007.44
Janus Henderson Mid Cap Value Portfolio[5,7] Service Shares	$12.66	$14.86	158,314.46
Janus Henderson Overseas Portfolio[5] Service Shares	$7.99	$7.37	16,159.85
Janus Henderson Research Portfolio3, [5] Service Shares	$15.33	$15.20	16,444.76
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.79	$12.04	152,840.54
Lazard Retirement International Equity Portfolio Service Shares	$11.91	$11.27	43,048.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.91	$12.09	998,594.66
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.67	$13.16	59,623.45
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.64	$15.61	77,791.10
Lord Abbett Series Fund Short Duration Income Portfolio VC	$9.89	$10.11	462,842.74
MFS VIT II Blended Research Core Equity Portfolio Service Class	$9.63	$10.30	10,605.16
MFS VIT II Corporate Bond Portfolio Service Class	$10.17	$10.65	227,632.33
MFS VIT II Emerging Markets Equity Portfolio Service Class	$7.73	$8.33	31,359.40
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.08	$11.61	66,251.48
MFS VIT II International Value Portfolio Service Class	$14.21	$14.59	289,643.08
MFS VIT II Technology Portfolio Service Class	$15.44	$16.54	141,621.65
MFS VIT New Discovery Portfolio Service Class	$12.60	$13.55	67,729.55
MFS VIT Utilities Portfolio Service Class	$11.96	$13.15	230,892.25
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.02	$11.12	11,019.18
Oppenheimer Global Fund/VA Service Class	$10.04	$9.91	29,063.95
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.28	$9.50	24,807.19
Oppenheimer International Growth Fund/VA Service Class	$9.44	$9.07	534,562.84
Oppenheimer Main Street Fund/VA Service Class	$10.52	$11.57	71,255.72
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.13	$11.78	100,137.48
Oppenheimer Total Return Bond Fund4/VA Service Class	$10.09	$10.28	248,780.54
PIMCO All Asset Portfolio Advisor Class	$9.38	$10.47	430,127.24
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$4.75	$5.40	896,054.79
PIMCO Emerging Markets Bond Portfolio Advisor Class	$9.83	$11.00	73,183.97
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$9.98	$10.49	39,542.15
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.04	$9.29	32,869.63
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.32	$9.57	29,561.30
PIMCO High Yield Portfolio Advisor Class	$11.11	$12.34	412,742.24
PIMCO Low Duration Portfolio Advisor Class	$9.99	$10.01	1,762,411.55
PIMCO Real Return Portfolio Advisor Class	$9.16	$9.52	1,506,019.84
PIMCO Short-Term Portfolio Advisor Class	$9.89	$9.99	4,353,489.27
PIMCO Total Return Portfolio Advisor Class	$10.41	$10.56	2,589,129.38
PIMCO Unconstrained Bond Portfolio Advisor Class	$9.70	$10.03	181,032.16
Pioneer Bond VCT Portfolio Class II	$10.78	$11.08	2,652,195.79
Pioneer Equity Income VCT Portfolio Class II	$14.38	$17.00	139,701.32
Pioneer Fund VCT Portfolio Class II	$14.17	$15.36	25,308.08
Pioneer High Yield VCT Portfolio Class II	$10.92	$12.28	159,677.64
Pioneer Strategic Income VCT Portfolio Class II	$10.50	$11.14	917,803.49
Power Income VIT Fund Class 2	$9.67	$9.98	121,564.52
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.63	$13.64	18,431.40
Prudential Series Fund Natural Resources Portfolio Class II	$5.05	$6.24	29,560.53
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.38	$13.73	33,602.99
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.52	$11.34	40,798.36
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.10	$10.74	43,874.06
Royce Capital Fund - Small-Cap Portfolio Service Class	$11.93	$14.21	1,172,492.54
Rydex VIF Biotechnology Fund	$20.41	$16.21	76,029.36
Rydex VIF S&P 500 Pure Growth Fund	$15.70	$15.92	47,037.39
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.00	$13.20	26,076.72
T. Rowe Price Blue Chip Growth Portfolio-II	$9.89	$9.83	242,555.62
T. Rowe Price Health Sciences Portfolio-II	$9.09	$8.02	91,339.88
Templeton Developing Markets Fund Class 2	$6.94	$8.06	471,459.96
Templeton Foreign VIP Fund Class 2	$10.36	$10.98	2,031,836.62
Templeton Global Bond VIP Fund Class 2	$10.17	$10.35	1,558,314.12
VanEck VIP Global Hard Assets Fund S	$5.63	$7.98	100,112.65
Western Asset Core Bond Plus Portfolio Class II	$9.84	$10.14	3,345,131.71
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.38	$11.84	43,169.23

1Forerly Deutsche Large Cap Value VIP-B

2Formerly Ivy VIP Small Cap Value

3Formerly Janus Aspen Janus Portfolio Service Shares

4Formerly Oppenheimer Core Bond Fund

5Janus Aspen Changed to Janus Henderson effective 5/31/17

6Formerly Ivy VIP Global Natural Resources

7Formerly Janus Aspen Perkins Mid Cap Value Portfolio Service Shares

8Formerly BlackRock Large Cap Core V.I. Fund Class III

9Formerly BlackRock Large Cap Growth V.I. Fund Class III

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2015)	Accumulation Unit Value at End of Period (12/31/2016)	Number of Accumulation Units at End of Period
2016
AB VPS Dynamic Asset Allocation Portfolio B	$11.23	$11.45	71,017.52
AB VPS Real Estate Investment Portfolio B	$13.06	$13.84	216,735.92
AB VPS Small Cap Growth Portfolio B	$13.19	$13.82	2,802.74
AB VPS Small/Mid Cap Value Portfolio B	$14.29	$17.59	101,490.85
Alger Capital Appreciation Portfolio Class S	$16.05	$15.87	433,058.35
ALPS | Alerian Energy Infrastructure Portfolio Class III	$5.84	$8.12	177,793.16
ALPS | Red Rocks Listed Private Equity Class III	$9.11	$9.70	27,269.40
American Century VP Inflation Protection Fund II	$8.89	$9.15	112,090.13
American Century VP Mid Cap Value Fund II	$14.69	$17.78	679,885.26
American Century VP Ultra Fund II	$14.90	$15.34	41,537.34
American Century VP Value Fund II	$13.72	$16.28	3,187,501.41
American Funds IS Asset Allocation Fund Class 4	$10.11	$10.89	894,211.21
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.06	$11.76	1,047,861.29
American Funds IS Capital Income Builder® Class 4	$9.47	$9.69	831,361.54
American Funds IS Global Growth Fund Class 4	$10.45	$10.35	114,621.71
American Funds IS Global Growth and Income Fund Class 4	$9.62	$10.15	321,313.86
American Funds IS Global Small Capitalization Fund Class 4	$9.60	$9.65	68,063.17
American Funds IS Growth Fund Class 4	$10.79	$11.63	105,786.20
American Funds IS Growth-Income Fund Class 4	$10.20	$11.19	233,967.95
American Funds IS International Fund Class 4	$8.80	$8.96	128,803.00
American Funds IS International Growth and Income Fund Class 4	$8.53	$8.52	132,671.41
American Funds IS New World Fund® Class 4	$8.30	$8.60	611,343.83
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.06	$10.03	646,373.93
American Funds IS Ultra-Short Bond Fund Class 4	$9.71	$9.54	1,153,454.34
BlackRock Advantage Large Cap Core V.I. Fund[8] Class III	$14.29	$15.54	27,020.52
BlackRock Basic Value V.I. Fund Class III	$13.85	$16.09	202,448.69
BlackRock Capital Appreciation V.I. Fund Class III	$14.94	$14.72	87,035.44
BlackRock Equity Dividend V.I. Fund Class III	$13.46	$15.41	571,275.46
BlackRock Global Allocation V.I. Fund Class III	$11.16	$11.42	1,064,997.60
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.66	$10.12	75,052.84
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.31	$9.75	36,689.26
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$9.74	$9.92	52,764.92
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$8.84	$9.51	30,156.95
BlackRock Large Cap Focus Growth V.I. Fund[9] Class III	$14.98	$15.89	113,299.22
Calvert VP S&P 500 Index Portfolio	$14.37	$15.82	5,784.65
Calvert VP SRI Mid Cap Portfolio	$13.38	$14.16	35,818.43
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.25	$9.21	22,530.43
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.03	$14.75	307,592.01
ClearBridge Variable Mid Cap Portfolio Class II	$14.88	$16.01	152,973.11
ClearBridge Variable Small Cap Growth Portfolio Class II	$13.88	$14.45	59,371.29
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$12.25	$13.10	84,745.02
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.95	$12.26	136,316.66
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$9.66	$10.59	754,283.30
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.16	$11.20	637,739.72
Deutsche Alternative Asset Allocation VIP-B	$9.59	$9.94	166,368.45
Deutsche CROCI® U.S.[1] VIP-B	$12.92	$12.16	20,968.70
Deutsche Equity 500 Index VIP-B	$14.26	$15.66	692,357.95
Deutsche Global Small Cap VIP-B	$12.68	$12.67	38,933.76
Deutsche Small Cap Index VIP-B	$13.35	$15.89	164,075.76
Deutsche Small Mid Cap Value VIP-B	$13.34	$15.33	135,165.30
Eaton Vance VT Floating-Rate Income Fund	$10.30	$11.07	2,034,620.43
Fidelity® VIP Contrafund® Portfolio Service Class 2	$14.64	$15.56	304,222.69
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.02	$9.16	161,066.39
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.60	$11.91	201,874.19
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.40	$12.82	138,498.09
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.00	$13.53	50,976.41
Fidelity® VIP Government Money Market Portfolio[4] Service Class 2	$9.50	$9.37	2,229,175.19
Fidelity® VIP High Income Portfolio Service Class 2	$10.55	$11.88	764,551.40
Fidelity® VIP Mid Cap Portfolio Service Class 2	$13.71	$15.14	259,909.45
Fidelity® VIP Overseas Portfolio Service Class 2	$12.33	$11.53	53,274.95
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.41	$14.99	730,177.98
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.27	$10.94	532,420.97
Fidelity® VIP Value Strategies Portfolio Service Class 2	$14.17	$15.28	179,350.94
First Investors Life Series International Fund	$10.43	$9.86	11,278.31
First Investors Life Series Opportunity Fund	$9.96	$10.64	689,988.03
First Investors Life Series Total Return Fund	$10.65	$11.20	30,745.23
Franklin Income VIP Fund Class 2	$10.79	$12.14	1,014,188.34
Franklin Mutual Global Discovery VIP Fund Class 2	$12.59	$13.93	278,124.66
Franklin Mutual Shares VIP Fund Class 2	$13.19	$15.10	306,576.84
Franklin Rising Dividends VIP Fund Class 2	$13.80	$15.80	509,811.47
Guggenheim VIF Global Managed Futures Strategy Fund	$9.88	$8.31	29,517.75
Guggenheim VIF Long Short Equity Fund	$11.52	$11.44	29,492.25
Guggenheim VIF Multi-Hedge Strategies Fund	$10.41	$10.22	145,477.59
Guggenheim VIF Small Cap Value Series Q	$12.37	$15.45	68,234.01
Ivy VIP Asset Strategy	$10.82	$10.40	651,754.08
Ivy VIP Balanced	$12.67	$12.75	1,082,981.51
Ivy VIP Dividend Opportunities	$13.76	$14.52	153,539.48
Ivy VIP Energy	$7.62	$10.11	262,781.47
Ivy VIP Global Bond	$9.59	$10.13	148,447.72
Ivy VIP Global Growth	$12.59	$12.04	82,161.38
Ivy VIP Growth	$16.02	$16.00	208,144.63
Ivy VIP High Income	$9.62	$11.03	3,724,951.54
Ivy VIP International Core Equity	$12.12	$12.08	305,269.28
Ivy VIP Mid Cap Growth	$12.73	$13.32	266,102.04
Ivy VIP Natural Resources[6]	$6.20	$7.57	116,104.57
Ivy VIP Science and Technology	$16.23	$16.26	201,779.46
Ivy VIP Small Cap Core[2]	$13.64	$17.35	457,605.41
Ivy VIP Small Cap Growth	$12.84	$13.04	242,548.87
Janus Henderson Balanced Portfolio[5] Service Shares	$12.96	$13.34	323,233.52
Janus Henderson Enterprise Portfolio[5] Service Shares	$12.35	$13.66	86,226.11
Janus Henderson Flexible Bond Portfolio[5] Service Shares	$10.45	$10.54	341,644.12
Janus Henderson Global Research Portfolio[5] Service Shares	$13.29	$13.35	14,375.93
Janus Henderson Global Technology Portfolio[5] Service Shares	$15.15	$17.02	134,518.36
Janus Henderson Global Unconstrained Bond Portfolio[5] Service Shares	$9.68	$9.99	95,007.44
Janus Henderson Mid Cap Value Portfolio[5,7] Service Shares	$12.62	$14.79	158,314.46
Janus Henderson Overseas Portfolio[5] Service Shares	$7.97	$7.34	16,159.85
Janus Henderson Research Portfolio3, [5] Service Shares	$15.29	$15.13	16,444.76
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.75	$11.98	152,840.54
Lazard Retirement International Equity Portfolio Service Shares	$11.88	$11.22	43,048.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.87	$12.03	998,594.66
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.63	$13.10	59,623.45
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.60	$15.53	77,791.10
Lord Abbett Series Fund Short Duration Income Portfolio VC	$9.88	$10.08	462,842.74
MFS VIT II Blended Research Core Equity Portfolio Service Class	$9.62	$10.27	10,605.16
MFS VIT II Corporate Bond Portfolio Service Class	$10.14	$10.60	227,632.33
MFS VIT II Emerging Markets Equity Portfolio Service Class	$7.71	$8.29	31,359.40
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.05	$11.55	66,251.48
MFS VIT II International Value Portfolio Service Class	$14.17	$14.52	289,643.08
MFS VIT II Technology Portfolio Service Class	$15.39	$16.46	141,621.65
MFS VIT New Discovery Portfolio Service Class	$12.56	$13.48	67,729.55
MFS VIT Utilities Portfolio Service Class	$11.93	$13.09	230,892.25
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.99	$11.07	11,019.18
Oppenheimer Global Fund/VA Service Class	$10.01	$9.86	29,063.95
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.26	$9.45	24,807.19
Oppenheimer International Growth Fund/VA Service Class	$9.41	$9.03	534,562.84
Oppenheimer Main Street Fund/VA Service Class	$10.49	$11.51	71,255.72
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.10	$11.72	100,137.48
Oppenheimer Total Return Bond Fund4/VA Service Class	$10.06	$10.23	248,780.54
PIMCO All Asset Portfolio Advisor Class	$9.36	$10.42	430,127.24
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$4.74	$5.37	896,054.79
PIMCO Emerging Markets Bond Portfolio Advisor Class	$9.80	$10.95	73,183.97
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$9.97	$10.46	39,542.15
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.01	$9.24	32,869.63
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.29	$9.53	29,561.30
PIMCO High Yield Portfolio Advisor Class	$11.08	$12.28	412,742.24
PIMCO Low Duration Portfolio Advisor Class	$9.96	$9.96	1,762,411.55
PIMCO Real Return Portfolio Advisor Class	$9.14	$9.47	1,506,019.84
PIMCO Short-Term Portfolio Advisor Class	$9.86	$9.95	4,353,489.27
PIMCO Total Return Portfolio Advisor Class	$10.38	$10.51	2,589,129.38
PIMCO Unconstrained Bond Portfolio Advisor Class	$9.69	$10.00	181,032.16
Pioneer Bond VCT Portfolio Class II	$10.75	$11.03	2,652,195.79
Pioneer Equity Income VCT Portfolio Class II	$14.34	$16.91	139,701.32
Pioneer Fund VCT Portfolio Class II	$14.13	$15.28	25,308.08
Pioneer High Yield VCT Portfolio Class II	$10.89	$12.23	159,677.64
Pioneer Strategic Income VCT Portfolio Class II	$10.47	$11.09	917,803.49
Power Income VIT Fund Class 2	$9.65	$9.93	121,564.52
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.59	$13.57	18,431.40
Prudential Series Fund Natural Resources Portfolio Class II	$5.04	$6.21	29,560.53
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.34	$13.66	33,602.99
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.49	$11.28	40,798.36
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.07	$10.68	43,874.06
Royce Capital Fund - Small-Cap Portfolio Service Class	$11.89	$14.14	1,172,492.54
Rydex VIF Biotechnology Fund	$20.35	$16.13	76,029.36
Rydex VIF S&P 500 Pure Growth Fund	$15.65	$15.84	47,037.39
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.97	$13.14	26,076.72
T. Rowe Price Blue Chip Growth Portfolio-II	$9.88	$9.80	242,555.62
T. Rowe Price Health Sciences Portfolio-II	$9.08	$8.00	91,339.88
Templeton Developing Markets Fund Class 2	$6.92	$8.02	471,459.96
Templeton Foreign VIP Fund Class 2	$10.34	$10.93	2,031,836.62
Templeton Global Bond VIP Fund Class 2	$10.14	$10.30	1,558,314.12
VanEck VIP Global Hard Assets Fund S	$5.61	$7.94	100,112.65
Western Asset Core Bond Plus Portfolio Class II	$9.83	$10.11	3,345,131.71
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.35	$11.78	43,169.23

1Forerly Deutsche Large Cap Value VIP-B

2Formerly Ivy VIP Small Cap Value

3Formerly Janus Aspen Janus Portfolio Service Shares

4Formerly Oppenheimer Core Bond Fund

5Janus Aspen Changed to Janus Henderson effective 5/31/17

6Formerly Ivy VIP Global Natural Resources

7Formerly Janus Aspen Perkins Mid Cap Value Portfolio Service Shares

8Formerly BlackRock Large Cap Core V.I. Fund Class III

9Formerly BlackRock Large Cap Growth V.I. Fund Class III

Table 1 - Base Contract with Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2014)	Accumulation Unit Value at End of Period (12/31/2015)	Number of Accumulation Units at End of Period
2015
AB VPS Dynamic Asset Allocation Portfolio B	$11.54	$11.26	49,355.62
AB VPS Real Estate Investment Portfolio B	$13.16	$13.10	126,808.13
AB VPS Small Cap Growth Portfolio B	$13.59	$13.23	1,473.61
AB VPS Small/Mid Cap Value Portfolio B	$15.37	$14.33	74,260.49
Alger Capital Appreciation Portfolio Class S	$15.38	$16.10	396,770.01
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.55	$5.86	116,145.08
ALPS | Red Rocks Listed Private Equity Class III	$10.00	$9.12	15,583.00
American Century VP Inflation Protection Fund II	$9.24	$8.91	107,969.63
American Century VP Mid Cap Value Fund II	$15.14	$14.73	434,337.03
American Century VP Ultra Fund II	$14.25	$14.94	34,321.48
American Century VP Value Fund II	$14.50	$13.76	2,554,682.97
American Funds IS Asset Allocation FundSM Class 4	$10.14	$10.14	400,904.79
American Funds IS Blue Chip Income and Growth FundSM Class 4	$10.54	$10.09	453,676.43
American Funds IS Capital Income BuilderSM Class 4	$9.78	$9.49	508,015.10
American Funds IS Global Growth FundSM Class 4	$9.94	$10.48	87,426.92
American Funds IS Global Growth and Income Fund SM Class 4	$9.91	$9.64	197,881.42
American Funds IS Global Small Capitalization FundSM Class 4	$9.74	$9.63	90,684.81
American Funds IS Growth FundSM Class 4	$10.27	$10.82	64,791.69
American Funds IS Growth-Income FundSM Class 4	$10.22	$10.23	106,873.27
American Funds IS International FundSM Class 4	$9.37	$8.83	86,771.68
American Funds IS International Growth and Income FundSM Class 4	$9.19	$8.56	85,294.42
American Funds IS New World Fund® Class 4	$8.72	$8.33	471,355.98
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	$10.08	$10.09	432,170.20
American Funds IS Ultra-Short Bond FundSM2 Class 4	$9.93	$9.74	1,414,395.97
BlackRock Basic Value V.I. Fund Class III	$14.97	$13.89	185,904.75
BlackRock Capital Appreciation V.I. Fund Class III	$14.21	$14.98	99,756.71
BlackRock Equity Dividend V.I. Fund Class III	$13.76	$13.50	524,988.27
BlackRock Global Allocation V.I. Fund Class III	$11.43	$11.19	984,724.55
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.92	$9.68	61,289.39
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.84	$9.34	18,904.42
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$10.02	$9.76	27,296.47
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.61	$8.86	25,830.74
BlackRock Large Cap Core V.I. Fund Class III	$14.46	$14.33	31,229.54
BlackRock Large Cap Growth V.I. Fund Class III	$14.82	$15.02	101,547.99
Calvert VP S&P 500 Index Portfolio	$14.44	$14.41	3,500.71
Calvert VP SRI Mid Cap Portfolio	$14.04	$13.42	55,232.22
ClearBridge Variable Aggressive Growth Portfolio[1] Class II	$10.00	$9.26	3,348.47
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.83	$13.06	124,543.53
ClearBridge Variable Mid Cap Portfolio[3] Class II	$14.80	$14.92	82,761.55
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.76	$13.92	48,970.32
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$12.10	$12.29	49,802.06
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.44	$10.98	113,004.60
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.93	$9.69	661,087.49
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.46	$10.19	378,658.61
Deutsche Alternative Asset Allocation VIP-B	$10.41	$9.62	142,667.24
Deutsche Equity 500 Index VIP-B	$14.34	$14.30	402,397.63
Deutsche Global Small Cap VIP-B	$12.75	$12.71	36,003.20
Deutsche Large Cap Value VIP-B	$14.12	$12.96	19,896.17
Deutsche Small Cap Index VIP-B	$14.23	$13.38	65,262.08
Deutsche Small Mid Cap Value VIP-B	$13.84	$13.38	40,410.96
Eaton Vance VT Bond Fund[1] Initial Class	$10.00	$8.84	2,846.97
Eaton Vance VT Floating-Rate Income Fund	$15.18	$10.33	1,670,904.20
Eaton Vance VT Large-Cap Value Fund	$15.18	$14.82	78,046.75
Fidelity VIP Contrafund Portfolio Service Class 2	$14.79	$14.68	274,710.68
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.20	$9.04	109,436.55
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.77	$11.63	170,128.81
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.54	$12.43	111,797.21
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.14	$13.04	41,056.82
Fidelity VIP Government Money Market Portfolio[4] Service Class 2	$9.63	$9.52	3,063,196.07
Fidelity VIP High Income Portfolio Service Class 2	$11.13	$10.58	282,996.68
Fidelity VIP Mid Cap Portfolio Service Class 2	$14.14	$13.75	237,991.82
Fidelity VIP Overseas Portfolio Service Class 2	$12.11	$12.37	103,181.96
Fidelity VIP Real Estate Portfolio Service Class 2	$14.12	$14.45	753,838.87
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.62	$10.30	430,042.46
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.85	$14.21	143,873.56
First Investors Life Series International Fund	$10.23	$10.46	6,503.99
First Investors Life Series Opportunity Fund	$10.19	$9.99	507,260.31
First Investors Life Series Total Return Fund	$10.98	$10.68	21,791.57
Franklin Income VIP Fund Class 2	$11.78	$10.82	937,949.65
Franklin Mutual Global Discovery VIP Fund Class 2	$13.26	$12.63	251,348.29
Franklin Mutual Shares VIP Fund Class 2	$14.07	$13.23	278,242.20
Franklin Rising Dividends VIP Fund Class 2	$14.53	$13.84	411,812.80
Guggenheim VIF Global Managed Futures Strategy Fund	$10.18	$9.91	35,268.38
Guggenheim VIF Long Short Equity Fund	$11.55	$11.56	36,354.62
Guggenheim VIF Multi-Hedge Strategies Fund	$10.37	$10.44	131,097.55
Guggenheim VIF Small Cap Value Series Q	$13.43	$12.40	50,604.90
Ivy Funds VIP Asset Strategy	$11.97	$10.85	810,169.44
Ivy Funds VIP Balanced	$12.89	$12.70	711,195.78
Ivy Funds VIP Dividend Opportunities	$14.25	$13.80	138,371.67
Ivy Funds VIP Energy	$9.92	$7.64	169,362.47
Ivy Funds VIP Global Bond	$10.00	$9.62	129,441.36
Ivy Funds VIP Global Growth	$12.35	$12.63	77,428.95
Ivy Funds VIP Global Natural Resources	$8.10	$6.21	88,030.28
Ivy Funds VIP Growth	$15.17	$16.07	205,066.25
Ivy Funds VIP High Income	$10.44	$9.65	3,362,682.86
Ivy Funds VIP International Core Equity	$12.41	$12.15	279,171.98
Ivy Funds VIP Mid Cap Growth	$13.70	$12.76	240,132.34
Ivy Funds VIP Science and Technology	$16.95	$16.28	201,246.74
Ivy Funds VIP Small Cap Growth	$12.78	$12.88	322,279.02
Ivy Funds VIP Small Cap Value	$14.66	$13.68	383,316.34
Janus Aspen Balanced Portfolio Service Shares	$13.09	$13.00	262,692.37
Janus Aspen Enterprise Portfolio Service Shares	$12.07	$12.39	40,317.84
Janus Aspen Flexible Bond Portfolio Service Shares	$10.61	$10.48	259,294.06
Janus Aspen Global Research Portfolio Service Shares	$13.83	$13.33	17,270.36
Janus Aspen Global Technology Portfolio Service Shares	$14.69	$15.19	66,228.33
Janus Aspen Global Unconstrained Bond Portfolio[1] Service Shares	$10.00	$9.68	41,673.75
Janus Aspen Janus Portfolio Service Shares	$14.76	$15.33	13,402.53
Janus Aspen Overseas Portfolio Service Shares	$8.87	$7.99	15,128.01
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.30	$12.66	138,561.16
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.98	$11.79	136,097.83
Lazard Retirement International Equity Portfolio Service Shares	$11.85	$11.91	36,585.98
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.20	$10.91	772,107.65
Lord Abbett Series Fund Developing Growth Portfolio VC	$15.07	$13.67	83,035.18
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$14.29	$13.64	75,981.80
Lord Abbett Series Fund Short Duration Income Portfolio[1] VC	$10.00	$9.89	118,520.50
MFS VIT II Blended Research Core Equity Portfolio[1] Service Class	$10.00	$9.63	5,585.84
MFS VIT II Corporate Bond Portfolio Service Class	$10.34	$10.17	122,760.24
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.99	$7.73	30,390.43
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.49	$11.08	60,954.68
MFS VIT II International Value Portfolio Service Class	$13.52	$14.21	225,374.34
MFS VIT II Technology Portfolio Service Class	$14.13	$15.44	145,560.68
MFS VIT New Discovery Portfolio Service Class	$13.02	$12.60	63,276.02
MFS VIT Utilities Portfolio Service Class	$14.19	$11.96	209,927.10
Oppenheimer Core Bond Fund/VA Service Class	$10.13	$10.09	167,193.33
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.48	$11.02	12,932.44
Oppenheimer Global Fund/VA Service Class	$9.80	$10.04	26,685.72
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.75	$9.28	17,491.25
Oppenheimer International Growth Fund/VA Service Class	$9.26	$9.44	519,223.80
Oppenheimer Main Street Fund/VA Service Class	$10.91	$10.52	30,065.17
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.32	$10.13	66,454.27
PIMCO All Asset Portfolio Advisor Class	$10.45	$9.38	405,246.47
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$6.47	$4.75	884,393.54
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.18	$9.83	71,726.30
PIMCO Foreign Bond (USD-Hedged) Portfolio[1] Advisor Class	$10.00	$9.98	12,663.92
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.54	$9.04	39,757.71
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.45	$9.32	29,252.54
PIMCO High Yield Portfolio Advisor Class	$11.44	$11.11	308,838.53
PIMCO Low Duration Portfolio Advisor Class	$10.09	$9.99	1,193,155.24
PIMCO Real Return Portfolio Advisor Class	$9.53	$9.16	1,397,334.09
PIMCO Short-Term Portfolio Advisor Class	$9.90	$9.89	4,769,035.19
PIMCO Total Return Portfolio Advisor Class	$10.50	$10.41	2,871,785.43
PIMCO Unconstrained Bond Portfolio[1] Advisor Class	$10.00	$9.70	78,440.17
Pioneer Bond VCT Portfolio Class II	$10.90	$10.78	2,319,211.48
Pioneer Equity Income VCT Portfolio Class II	$14.52	$14.38	86,956.50
Pioneer Fund VCT Portfolio Class II	$14.39	$14.17	18,672.10
Pioneer High Yield VCT Portfolio Class II	$11.54	$10.92	142,413.43
Pioneer Strategic Income VCT Portfolio Class II	$10.79	$10.50	839,147.18
Power Income VIT Fund Class 2	$13.02	$9.67	185,533.66
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$14.52	$13.63	14,490.04
Prudential Series Fund Natural Resources Portfolio Class II	$7.19	$5.05	19,054.00
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.91	$13.38	40,472.55
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$12.33	$11.52	42,783.83
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.53	$9.10	45,398.30
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.71	$11.93	895,461.37
Rydex VIF Biotechnology Fund	$19.03	$20.41	109,138.50
Rydex VIF S&P 500 Pure Growth Fund	$15.71	$15.70	79,222.81
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.98	$13.00	47,354.03
T. Rowe Price Blue Chip Growth Portfolio[1]-II	$10.00	$9.89	89,460.08
T. Rowe Price Health Sciences Portfolio[1]-II	$10.00	$9.09	46,491.02
Templeton Developing Markets Fund Class 2	$8.73	$6.94	549,561.84
Templeton Foreign VIP Fund Class 2	$11.21	$10.36	1,746,130.81
Templeton Global Bond VIP Fund Class 2	$10.75	$10.17	1,383,118.66
Transparent Value Directional Allocation VI Portfolio Class II	$9.66	$9.28	16,501.83
VanEck VIP Global Hard Assets Fund S	$8.57	$5.63	63,072.98
Western Asset Variable Core Bond Plus Portfolio[1] Class II	$10.00	$9.84	1,097,807.50
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.18	$10.38	46,406.80

1Investment Option added July 31, 2015.

2Formerly American Funds IS Cash Management Fund

3Formerly ClearBridge Variable Mid Cap Core Portfolio

4Formerly Fidelity VIP Money Market Portfolio

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2014)	Accumulation Unit Value at End of Period (12/31/2015)	Number of Accumulation Units at End of Period
2015
AB VPS Dynamic Asset Allocation Portfolio B	$11.54	$11.23	49,355.62
AB VPS Real Estate Investment Portfolio B	$13.15	$13.06	126,808.13
AB VPS Small Cap Growth Portfolio B	$13.58	$13.19	1,473.61
AB VPS Small/Mid Cap Value Portfolio B	$15.36	$14.29	74,260.49
Alger Capital Appreciation Portfolio Class S	$15.36	$16.05	396,770.01
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.54	$5.84	116,145.08
ALPS | Red Rocks Listed Private Equity Class III	$10.00	$9.11	15,583.00
American Century VP Inflation Protection Fund II	$9.24	$8.89	107,969.63
American Century VP Mid Cap Value Fund II	$15.12	$14.69	434,337.03
American Century VP Ultra Fund II	$14.24	$14.90	34,321.48
American Century VP Value Fund II	$14.49	$13.72	2,554,682.97
American Funds IS Asset Allocation FundSM Class 4	$10.13	$10.11	400,904.79
American Funds IS Blue Chip Income and Growth FundSM Class 4	$10.53	$10.06	453,676.43
American Funds IS Capital Income BuilderSM Class 4	$9.77	$9.47	508,015.10
American Funds IS Global Growth FundSM Class 4	$9.93	$10.45	87,426.92
American Funds IS Global Growth and Income Fund SM Class 4	$9.90	$9.62	197,881.42
American Funds IS Global Small Capitalization FundSM Class 4	$9.73	$9.60	90,684.81
American Funds IS Growth FundSM Class 4	$10.26	$10.79	64,791.69
American Funds IS Growth-Income FundSM Class 4	$10.21	$10.20	106,873.27
American Funds IS International FundSM Class 4	$9.37	$8.80	86,771.68
American Funds IS International Growth and Income FundSM Class 4	$9.19	$8.53	85,294.42
American Funds IS New World Fund® Class 4	$8.71	$8.30	471,355.98
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	$10.07	$10.06	432,170.20
American Funds IS Ultra-Short Bond FundSM2 Class 4	$9.92	$9.71	1,414,395.97
BlackRock Basic Value V.I. Fund Class III	$14.96	$13.85	185,904.75
BlackRock Capital Appreciation V.I. Fund Class III	$14.20	$14.94	99,756.71
BlackRock Equity Dividend V.I. Fund Class III	$13.75	$13.46	524,988.27
BlackRock Global Allocation V.I. Fund Class III	$11.42	$11.16	984,724.55
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.91	$9.66	61,289.39
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.83	$9.31	18,904.42
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$10.02	$9.74	27,296.47
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.60	$8.84	25,830.74
BlackRock Large Cap Core V.I. Fund Class III	$14.45	$14.29	31,229.54
BlackRock Large Cap Growth V.I. Fund Class III	$14.81	$14.98	101,547.99
Calvert VP S&P 500 Index Portfolio	$14.43	$14.37	3,500.71
Calvert VP SRI Mid Cap Portfolio	$14.03	$13.38	55,232.22
ClearBridge Variable Aggressive Growth Portfolio[1] Class II	$10.00	$9.25	3,348.47
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.82	$13.03	124,543.53
ClearBridge Variable Mid Cap Portfolio[3] Class II	$14.79	$14.88	82,761.55
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.75	$13.88	48,970.32
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$12.09	$12.25	49,802.06
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.43	$10.95	113,004.60
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.93	$9.66	661,087.49
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.45	$10.16	378,658.61
Deutsche Alternative Asset Allocation VIP-B	$10.40	$9.59	142,667.24
Deutsche Equity 500 Index VIP-B	$14.33	$14.26	402,397.63
Deutsche Global Small Cap VIP-B	$12.74	$12.68	36,003.20
Deutsche Large Cap Value VIP-B	$14.11	$12.92	19,896.17
Deutsche Small Cap Index VIP-B	$14.22	$13.35	65,262.08
Deutsche Small Mid Cap Value VIP-B	$13.83	$13.34	40,410.96
Eaton Vance VT Bond Fund[1] Initial Class	$10.00	$8.83	2,846.97
Eaton Vance VT Floating-Rate Income Fund	$10.55	$10.30	1,670,904.20
Eaton Vance VT Large-Cap Value Fund	$15.17	$14.78	78,046.75
Fidelity VIP Contrafund Portfolio Service Class 2	$14.78	$14.64	274,710.68
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.19	$9.02	109,436.55
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.76	$11.60	170,128.81
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.53	$12.40	111,797.21
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.13	$13.00	41,056.82
Fidelity VIP Government Money Market Portfolio[4] Service Class 2	$9.63	$9.50	3,063,196.07
Fidelity VIP High Income Portfolio Service Class 2	$11.12	$10.55	282,996.68
Fidelity VIP Mid Cap Portfolio Service Class 2	$14.13	$13.71	237,991.82
Fidelity VIP Overseas Portfolio Service Class 2	$12.10	$12.33	103,181.96
Fidelity VIP Real Estate Portfolio Service Class 2	$14.11	$14.41	753,838.87
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.61	$10.27	430,042.46
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.84	$14.17	143,873.56
First Investors Life Series International Fund	$10.22	$10.43	6,503.99
First Investors Life Series Opportunity Fund	$10.18	$9.96	507,260.31
First Investors Life Series Total Return Fund	$10.97	$10.65	21,791.57
Franklin Income VIP Fund Class 2	$11.77	$10.79	937,949.65
Franklin Mutual Global Discovery VIP Fund Class 2	$13.24	$12.59	251,348.29
Franklin Mutual Shares VIP Fund Class 2	$14.06	$13.19	278,242.20
Franklin Rising Dividends VIP Fund Class 2	$14.52	$13.80	411,812.80
Guggenheim VIF Global Managed Futures Strategy Fund	$10.17	$9.88	35,268.38
Guggenheim VIF Long Short Equity Fund	$11.54	$11.52	36,354.62
Guggenheim VIF Multi-Hedge Strategies Fund	$10.36	$10.41	131,097.55
Guggenheim VIF Small Cap Value Series Q	$13.42	$12.37	50,604.90
Ivy Funds VIP Asset Strategy	$11.96	$10.82	810,169.44
Ivy Funds VIP Balanced	$12.88	$12.67	711,195.78
Ivy Funds VIP Dividend Opportunities	$14.24	$13.76	138,371.67
Ivy Funds VIP Energy	$9.92	$7.62	169,362.47
Ivy Funds VIP Global Bond	$9.99	$9.59	129,441.36
Ivy Funds VIP Global Growth	$12.34	$12.59	77,428.95
Ivy Funds VIP Global Natural Resources	$8.09	$6.20	88,030.28
Ivy Funds VIP Growth	$15.15	$16.02	205,066.25
Ivy Funds VIP High Income	$10.43	$9.62	3,362,682.86
Ivy Funds VIP International Core Equity	$12.40	$12.12	279,171.98
Ivy Funds VIP Mid Cap Growth	$13.69	$12.73	240,132.34
Ivy Funds VIP Science and Technology	$16.94	$16.23	201,246.74
Ivy Funds VIP Small Cap Growth	$12.77	$12.84	322,279.02
Ivy Funds VIP Small Cap Value	$14.65	$13.64	383,316.34
Janus Aspen Balanced Portfolio Service Shares	$13.08	$12.96	262,692.37
Janus Aspen Enterprise Portfolio Service Shares	$12.06	$12.35	40,317.84
Janus Aspen Flexible Bond Portfolio Service Shares	$10.60	$10.45	259,294.06
Janus Aspen Global Research Portfolio Service Shares	$13.82	$13.29	17,270.36
Janus Aspen Global Technology Portfolio Service Shares	$14.68	$15.15	66,228.33
Janus Aspen Global Unconstrained Bond Portfolio[1] Service Shares	$10.00	$9.68	41,673.75
Janus Aspen Janus Portfolio Service Shares	$14.75	$15.29	13,402.53
Janus Aspen Overseas Portfolio Service Shares	$8.86	$7.97	15,128.01
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.29	$12.62	138,561.16
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.97	$11.75	136,097.83
Lazard Retirement International Equity Portfolio Service Shares	$11.84	$11.88	36,585.98
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.19	$10.87	772,107.65
Lord Abbett Series Fund Developing Growth Portfolio VC	$15.05	$13.63	83,035.18
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$14.28	$13.60	75,981.80
Lord Abbett Series Fund Short Duration Income Portfolio[1] VC	$10.00	$9.88	118,520.50
MFS VIT II Blended Research Core Equity Portfolio[1] Service Class	$10.00	$9.62	5,585.84
MFS VIT II Corporate Bond Portfolio Service Class	$10.34	$10.14	122,760.24
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.99	$7.71	30,390.43
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.48	$11.05	60,954.68
MFS VIT II International Value Portfolio Service Class	$13.51	$14.17	225,374.34
MFS VIT II Technology Portfolio Service Class	$14.12	$15.39	145,560.68
MFS VIT New Discovery Portfolio Service Class	$13.01	$12.56	63,276.02
MFS VIT Utilities Portfolio Service Class	$14.18	$11.93	209,927.10
Oppenheimer Core Bond Fund/VA Service Class	$10.12	$10.06	167,193.33
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.48	$10.99	12,932.44
Oppenheimer Global Fund/VA Service Class	$9.79	$10.01	26,685.72
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.74	$9.26	17,491.25
Oppenheimer International Growth Fund/VA Service Class	$9.25	$9.41	519,223.80
Oppenheimer Main Street Fund/VA Service Class	$10.90	$10.49	30,065.17
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.31	$10.10	66,454.27
PIMCO All Asset Portfolio Advisor Class	$10.44	$9.36	405,246.47
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$6.46	$4.74	884,393.54
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.18	$9.80	71,726.30
PIMCO Foreign Bond (USD-Hedged) Portfolio[1] Advisor Class	$10.00	$9.97	12,663.92
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.53	$9.01	39,757.71
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.44	$9.29	29,252.54
PIMCO High Yield Portfolio Advisor Class	$11.43	$11.08	308,838.53
PIMCO Low Duration Portfolio Advisor Class	$10.08	$9.96	1,193,155.24
PIMCO Real Return Portfolio Advisor Class	$9.53	$9.14	1,397,334.09
PIMCO Short-Term Portfolio Advisor Class	$9.89	$9.86	4,769,035.19
PIMCO Total Return Portfolio Advisor Class	$10.49	$10.38	2,871,785.43
PIMCO Unconstrained Bond Portfolio[1] Advisor Class	$10.00	$9.69	78,440.17
Pioneer Bond VCT Portfolio Class II	$10.89	$10.75	2,319,211.48
Pioneer Equity Income VCT Portfolio Class II	$14.51	$14.34	86,956.50
Pioneer Fund VCT Portfolio Class II	$14.38	$14.13	18,672.10
Pioneer High Yield VCT Portfolio Class II	$11.53	$10.89	142,413.43
Pioneer Strategic Income VCT Portfolio Class II	$10.78	$10.47	839,147.18
Power Income VIT Fund Class 2	$10.03	$9.65	185,533.66
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.01	$13.59	14,490.04
Prudential Series Fund Natural Resources Portfolio Class II	$7.18	$5.04	19,054.00
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.90	$13.34	40,472.55
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[3] Class II	$12.32	$11.49	42,783.83
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.52	$9.07	45,398.30
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.69	$11.89	895,461.37
Rydex VIF Biotechnology Fund	$19.01	$20.35	109,138.50
Rydex VIF S&P 500 Pure Growth Fund	$15.70	$15.65	79,222.81
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.97	$12.97	47,354.03
T. Rowe Price Blue Chip Growth Portfolio[1]-II	$10.00	$9.88	89,460.08
T. Rowe Price Health Sciences Portfolio[1]-II	$10.00	$9.08	46,491.02
Templeton Developing Markets Fund Class 2	$8.73	$6.92	549,561.84
Templeton Foreign VIP Fund Class 2	$11.20	$10.34	1,746,130.81
Templeton Global Bond VIP Fund Class 2	$10.74	$10.14	1,383,118.66
Transparent Value Directional Allocation VI Portfolio Class II	$9.65	$9.26	16,501.83
VanEck VIP Global Hard Assets Fund S	$8.57	$5.61	63,072.98
Western Asset Variable Core Bond Plus Portfolio[1] Class II	$10.00	$9.83	1,097,807.50
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.17	$10.35	46,406.80

1Investment Option added July 31, 2015.

2Formerly American Funds IS Cash Management Fund

3Formerly ClearBridge Variable Mid Cap Core Portfolio

4Formerly Fidelity VIP Money Market Portfolio

Table 1 - Base Contract with Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (07/30/2014)	Accumulation Unit Value at End of Period (12/31/2014)	Number of Accumulation Units at End of Period
2014
Alger Capital Appreciation Portfolio Class S	$14.70	$15.38	198,215.83
AB VPS Dynamic Asset Allocation Portfolio B	$11.55	$11.54	38,218.77
AB VPS Real Estate Investment Portfolio B	$12.18	$13.16	55,848.37
AB VPS Small Cap Growth Portfolio B	$13.62	$13.59	802.54
AB VPS Small/Mid Cap Value Portfolio B	$14.95	$15.37	55,483.31
ALPS | Alerian Energy Infrastructure Portfolio[1] Class III	$10.00	$9.55	33,579.01
American Century VP Inflation Protection Fund II	$9.48	$9.24	74,311.92
American Century VP Mid Cap Value Fund II	$14.30	$15.14	290,008.09
American Century VP Ultra Fund II	$13.64	$14.25	21,972.53
American Century VP Value Fund II	$14.04	$14.50	1,231,859.16
American Funds IS Asset Allocation FundSM1 Class 4	$10.00	$10.14	29,175.33
American Funds IS Blue Chip Income and Growth FundSM1 Class 4	$10.00	$10.54	145,289.71
American Funds IS Cash Management FundSM1 Class 4	$10.00	$9.93	641,895.10
American Funds IS Capital Income BuilderSM Class 4	$10.00	$9.78	62,807.02
American Funds IS Global Growth FundSM1 Class 4	$10.00	$9.94	9,370.58
American Funds IS Global Growth and Income Fund SM1 Class 4	$10.00	$9.91	11,931.72
American Funds IS Global Small Capitalization FundSM1 Class 4	$10.00	$9.74	3,518.97
American Funds IS Growth FundSM1 Class 4	$10.00	$10.27	10,808.65
American Funds IS Growth-Income FundSM1 Class 4	$10.00	$10.22	20,264.37
American Funds IS International FundSM1 Class 4	$10.00	$9.37	14,186.91
American Funds IS International Growth and Income FundSM1 Class 4	$10.00	$9.19	5,683.71
American Funds IS New World Fund®[1] Class 4	$10.00	$8.72	102,276.04
American Funds IS U.S. Government/AAA-Rated Securities FundSM1 Class 4	$10.00	$10.08	33,685.74
BlackRock Basic Value V.I. Fund Class III	$14.80	$14.97	108,625.87
BlackRock Capital Appreciation V.I. Fund Class III	$13.38	$14.21	46,009.41
BlackRock Equity Dividend V.I. Fund Class III	$13.22	$13.76	315,919.77
BlackRock Global Allocation V.I. Fund Class III	$11.68	$11.43	514,994.78
BlackRock iShares® Alternative Strategies V.I. Fund[1] Class III	$10.00	$9.92	31,772.37
BlackRock iShares® Dynamic Allocation V.I. Fund[1] Class III	$10.00	$9.84	1,014.18
BlackRock iShares® Dynamic Fixed Income V.I. Fund[1] Class III	$10.00	$10.02	6,742.77
BlackRock iShares® Equity Appreciation V.I. Fund[1] Class III	$10.00	$9.61	1,249.91
BlackRock Large Cap Core V.I. Fund Class III	$13.79	$14.46	21,283.77
BlackRock Large Cap Growth V.I. Fund Class III	$14.00	$14.82	95,813.59
Calvert VP S&P 500 Index Portfolio	$13.78	$14.44	1,179.12
Calvert VP SRI Mid Cap Portfolio	$13.42	$14.04	8,965.81
ClearBridge Variable Dividend Strategy Portfolio[2] Class II	$13.12	$13.83	30,267.19
ClearBridge Variable Mid Cap Core Portfolio Class II	$14.32	$14.80	40,492.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$13.85	$14.76	25,304.37
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$11.56	$12.10	15,255.47
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.27	$11.44	61,828.33
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$10.72	$9.93	338,548.00
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.55	$10.46	118,885.82
Deutsche Alternative Asset Allocation VIP-B	$10.68	$10.41	72,577.44
Deutsche Equity 500 Index VIP-B	$13.69	$14.34	111,798.12
Deutsche Global Small Cap VIP-B	$13.34	$12.75	34,976.64
Deutsche Large Cap Value VIP-B	$13.87	$14.12	16,036.93
Deutsche Small Cap Index VIP-B	$13.54	$14.23	39,502.38
Deutsche Small Mid Cap Value VIP-B	$13.62	$13.84	22,419.19
Eaton Vance VT Floating-Rate Income Fund	$10.69	$15.18	39,486.29
Eaton Vance VT Large-Cap Value Fund	$14.88	$15.18	39,486.29
Fidelity VIP Contrafund Portfolio Service Class 2	$14.19	$14.79	154,497.37
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.97	$10.20	62,755.96
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.69	$11.77	75,093.65
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.49	$12.54	12,026.96
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.10	$13.14	16,886.34
Fidelity VIP High Income Portfolio Service Class 2	$11.53	$11.13	141,548.20
Fidelity VIP Mid Cap Portfolio Service Class 2	$13.92	$14.14	134,014.99
Fidelity VIP Money Market Portfolio Service Class 2	$9.68	$9.63	5,157,828.26
Fidelity VIP Overseas Portfolio Service Class 2	$13.04	$12.11	29,652.88
Fidelity VIP Real Estate Portfolio Service Class 2	$13.10	$14.12	504,394.71
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.85	$10.62	303,412.25
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.81	$14.85	75,533.00
First Investors Life Series International Fund	$10.81	$10.23	5,097.27
First Investors Life Series Opportunity Fund[1]	$10.00	$10.19	117,034.38
First Investors Life Series Total Return Fund	$10.86	$10.98	15,266.20
Franklin Income VIP Fund Class 2	$12.29	$11.78	659,806.01
Franklin Mutual Global Discovery VIP Fund Class 2	$13.42	$13.26	133,532.64
Franklin Mutual Shares VIP Fund Class 2	$14.19	$14.07	190,490.20
Franklin Rising Dividends VIP Fund Class 2	$13.83	$14.53	267,051.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.24	$10.18	10,740.77
Guggenheim VIF Long Short Equity Fund	$11.04	$11.55	9,272.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.11	$10.37	50,830.82
Guggenheim VIF Small Cap Value Series Q	$13.59	$13.43	36,129.65
Ivy Funds VIP Asset Strategy	$12.60	$11.97	533,290.83
Ivy Funds VIP Balanced	$12.52	$12.89	444,064.23
Ivy Funds VIP Dividend Opportunities	$13.78	$14.25	66,030.07
Ivy Funds VIP Energy	$12.95	$9.92	98,942.69
Ivy Funds VIP Global Bond	$10.38	$10.00	70,926.78
Ivy Funds VIP Global Growth	$12.92	$12.35	37,314.51
Ivy Funds VIP Global Natural Resources	$10.56	$8.10	34,481.16
Ivy Funds VIP Growth	$14.58	$15.17	59,688.65
Ivy Funds VIP High Income	$10.76	$10.44	1,936,974.88
Ivy Funds VIP International Core Equity	$13.23	$12.41	118,173.53
Ivy Funds VIP Mid Cap Growth	$13.00	$13.70	113,647.61
Ivy Funds VIP Science and Technology	$17.13	$16.95	121,906.88
Ivy Funds VIP Small Cap Growth	$12.54	$12.78	68,859.66
Ivy Funds VIP Small Cap Value	$14.19	$14.66	223,992.93
Janus Aspen Balanced Portfolio Service Shares	$12.75	$13.09	162,839.08
Janus Aspen Enterprise Portfolio Service Shares	$11.26	$12.07	15,114.98
Janus Aspen Flexible Bond Portfolio Service Shares	$10.56	$10.61	132,149.87
Janus Aspen Global Research Portfolio Service Shares	$13.71	$13.83	8,235.85
Janus Aspen Global Technology Portfolio Service Shares	$14.22	$14.69	11,190.52
Janus Aspen Janus Portfolio Service Shares	$13.81	$14.76	7,439.54
Janus Aspen Overseas Portfolio Service Shares	$10.50	$8.87	4,615.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.02	$13.30	98,327.97
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$12.15	$11.98	47,001.79
Lazard Retirement International Equity Portfolio Service Shares	$12.72	$11.85	26,168.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.29	$11.20	314,677.57
Lord Abbett Series Fund Developing Growth Portfolio VC	$14.34	$15.07	34,856.77
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.85	$14.29	33,045.96
MFS VIT II Corporate Bond Portfolio[4] Service Class	$10.29	$10.34	78,627.68
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.33	$8.99	16,079.86
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.60	$11.49	39,364.55
MFS VIT II International Value Portfolio Service Class	$14.04	$13.52	90,225.07
MFS VIT II Technology Portfolio Service Class	$13.60	$14.13	12,841.83
MFS VIT New Discovery Portfolio Service Class	$13.27	$13.02	29,198.16
MFS VIT Utilities Portfolio Service Class	$14.41	$14.19	124,306.51
Oppenheimer Core Bond Fund1/VA Service Class	$10.00	$10.13	37,255.43
Oppenheimer Discovery Mid Cap Growth Fund1/VA Service Class	$10.00	$10.48	331.31
Oppenheimer Global Fund1/VA Service Class	$10.00	$9.80	1,405.85
Oppenheimer Global Multi-Alternatives Fund1,3/VA Service Class	$10.00	$9.75	10,422.89
Oppenheimer International Growth Fund1/VA Service Class	$10.00	$9.26	91,686.24
Oppenheimer Main Street Fund1/VA Service Class	$10.00	$10.91	22,933.35
Oppenheimer Main Street Small Cap Fund1/VA Service Class	$10.00	$10.32	419.84
PIMCO All Asset Portfolio Advisor Class	$11.14	$10.45	284,949.11
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.35	$6.47	893,408.48
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.88	$10.18	46,746.80
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.92	$9.54	23,210.11
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.65	$9.45	25,207.70
PIMCO High Yield Portfolio Advisor Class	$11.56	$11.44	284,359.84
PIMCO Low Duration Portfolio Advisor Class	$10.31	$10.09	510,356.66
PIMCO Real Return Portfolio Advisor Class	$9.91	$9.53	839,549.00
PIMCO Short-Term Portfolio Advisor Class	$9.95	$9.90	2,799,179.12
PIMCO Total Return Portfolio Advisor Class	$10.38	$10.50	3,059,182.21
Pioneer Bond VCT Portfolio Class II	$10.81	$10.90	634,858.98
Pioneer Equity Income VCT Portfolio Class II	$13.65	$14.52	39,709.30
Pioneer Fund VCT Portfolio Class II	$13.84	$14.39	8,697.93
Pioneer High Yield VCT Portfolio Class II	$12.17	$11.54	119,935.17
Pioneer Strategic Income VCT Portfolio Class II	$10.94	$10.79	478,058.90
Power Income VIT Fund Class 2	$10.40	$13.02	14,709.20
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.04	$14.52	39,709.30
Prudential Series Fund Natural Resources Portfolio Class II	$10.36	$7.19	12,171.95
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.10	$13.91	42,681.44
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.67	$10.53	23,031.73
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.17	$13.71	392,454.09
Rydex VIF Biotechnology Fund	$16.47	$19.03	42,958.39
Rydex VIF S&P 500 Pure Growth Fund	$15.52	$15.71	42,583.98
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.15	$12.98	13,975.03
Templeton Developing Markets Fund Class 2	$9.85	$8.73	449,080.01
Templeton Foreign VIP Fund Class 2	$12.99	$11.21	978,804.88
Templeton Global Bond VIP Fund Class 2	$10.97	$10.75	766,071.62
Transparent Value Directional Allocation VI Portfolio[1] Class II	$10.00	$9.66	12,031.93
Van Eck VIP Global Hard Assets Fund S	$12.03	$8.57	12,741.31
Western Asset Variable Global High Yield Bond Portfolio Class II	$12.02	$11.18	43,352.87
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[5] Class II	$12.30	$12.33	23,031.73

1Investment Option added July 30, 2014.

2Formerly ClearBridge Variable Equity Income Portfolio

3Formerly Oppenheimer Diversified Alternatives Fund

4Formerly MFS VIT II Bond Portfolio

5Formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2013)	Accumulation Unit Value at End of Period (12/31/2014)	Number of Accumulation Units at End of Period
2014
Alger Capital Appreciation Portfolio Class S	$13.73	$15.36	198,215.83
AB VPS Dynamic Asset Allocation Portfolio B	$11.22	$11.54	38,218.78
AB VPS Real Estate Investment Portfolio B	$10.67	$13.15	55,848.37
AB VPS Small Cap Growth Portfolio B	$14.05	$13.58	802.55
AB VPS Small/Mid Cap Value Portfolio B	$14.29	$15.36	55,483.32
ALPS | Alerian Energy Infrastructure Portfolio[1] Class III	$10.00	$9.54	33,579.02
American Century VP Inflation Protection Fund II	$9.06	$9.24	74,311.92
American Century VP Mid Cap Value Fund II	$13.19	$15.12	290,008.10
American Century VP Ultra Fund II	$13.14	$14.24	21,972.54
American Century VP Value Fund II	$13.01	$14.49	1,231,859.17
American Funds IS Asset Allocation FundSM1 Class 4	$10.00	$10.13	29,175.33
American Funds IS Blue Chip Income and Growth FundSM1 Class 4	$10.00	$10.53	145,289.71
American Funds IS Cash Management FundSM1 Class 4	$10.00	$9.92	641,895.10
American Funds IS Capital Income BuilderSM Class 4	$10.00	$9.77	62,807.02
American Funds IS Global Growth FundSM1 Class 4	$10.00	$9.93	9,370.58
American Funds IS Global Growth and Income Fund SM1 Class 4	$10.00	$9.90	11,931.72
American Funds IS Global Small Capitalization FundSM1 Class 4	$10.00	$9.73	3,518.97
American Funds IS Growth FundSM1 Class 4	$10.00	$10.26	10,808.65
American Funds IS Growth-Income FundSM1 Class 4	$10.00	$10.21	20,264.37
American Funds IS International FundSM1 Class 4	$10.00	$9.37	14,186.91
American Funds IS International Growth and Income FundSM1 Class 4	$10.00	$9.19	5,683.71
American Funds IS New World Fund®[1] Class 4	$10.00	$8.71	102,276.04
American Funds IS U.S. Government/AAA-Rated Securities FundSM1 Class 4	$10.00	$10.07	33,685.74
BlackRock Basic Value V.I. Fund Class III	$13.83	$14.96	108,625.87
BlackRock Capital Appreciation V.I. Fund Class III	$13.26	$14.20	46,009.41
BlackRock Equity Dividend V.I. Fund Class III	$12.78	$13.75	315,919.77
BlackRock Global Allocation V.I. Fund Class III	$11.36	$11.42	514,994.78
BlackRock iShares® Alternative Strategies V.I. Fund[1] Class III	$10.00	$9.91	31,772.37
BlackRock iShares® Dynamic Allocation V.I. Fund[1] Class III	$10.00	$9.83	1,014.18
BlackRock iShares® Dynamic Fixed Income V.I. Fund[1] Class III	$10.00	$10.02	6,742.77
BlackRock iShares® Equity Appreciation V.I. Fund[1] Class III	$10.00	$9.60	1,249.91
BlackRock Large Cap Core V.I. Fund Class III	$13.07	$14.45	21,283.77
BlackRock Large Cap Growth V.I. Fund Class III	$13.17	$14.81	95,813.59
Calvert VP S&P 500 Index Portfolio	$13.30	$14.43	1,179.12
Calvert VP SRI Mid Cap Portfolio	$13.15	$14.03	8,965.81
ClearBridge Variable Dividend Strategy Portfolio[2] Class II	$12.34	$13.82	30,267.19
ClearBridge Variable Mid Cap Core Portfolio Class II	$13.90	$14.79	40,492.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.40	$14.75	25,304.37
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$10.86	$12.09	15,255.47
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$10.55	$11.43	61,828.33
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.92	$9.93	338,548.00
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.23	$10.45	118,885.82
Deutsche Alternative Asset Allocation VIP-B	$10.21	$10.40	72,577.44
Deutsche Equity 500 Index VIP-B	$12.84	$14.33	111,798.12
Deutsche Global Small Cap VIP-B	$13.50	$12.74	34,976.64
Deutsche Large Cap Value VIP-B	$12.96	$14.11	16,036.93
Deutsche Small Cap Index VIP-B	$13.79	$14.22	39,502.38
Deutsche Small Mid Cap Value VIP-B	$13.34	$13.83	22,419.19
Eaton Vance VT Floating-Rate Income Fund	$10.63	$10.55	1,155,623.21
Eaton Vance VT Large-Cap Value Fund	$13.43	$15.17	39,486.29
Fidelity VIP Contrafund Portfolio Service Class 2	$13.41	$14.78	154,497.37
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.21	$10.19	62,755.96
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.36	$11.76	75,093.65
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.08	$12.53	12,026.96
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$12.67	$13.13	16,886.34
Fidelity VIP High Income Portfolio Service Class 2	$11.17	$11.12	141,548.20
Fidelity VIP Mid Cap Portfolio Service Class 2	$13.50	$14.13	134,014.99
Fidelity VIP Money Market Portfolio Service Class 2	$9.76	$9.63	5,157,828.26
Fidelity VIP Overseas Portfolio Service Class 2	$13.37	$12.10	29,652.88
Fidelity VIP Real Estate Portfolio Service Class 2	$11.02	$14.11	504,394.71
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.40	$10.61	303,412.25
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.12	$14.84	75,533.00
First Investors Life Series International Fund	$10.12	$10.22	5,097.27
First Investors Life Series Opportunity Fund[1]	$10.00	$10.18	117,034.38
First Investors Life Series Total Return Fund	$10.49	$10.97	15,266.20
Franklin Income VIP Fund Class 2	$11.40	$11.77	659,806.01
Franklin Mutual Global Discovery VIP Fund Class 2	$12.70	$13.24	133,532.64
Franklin Mutual Shares VIP Fund Class 2	$13.31	$14.06	190,490.20
Franklin Rising Dividends VIP Fund Class 2	$13.54	$14.52	267,051.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.20	$10.17	10,740.77
Guggenheim VIF Long Short Equity Fund	$11.38	$11.54	9,272.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.03	$10.36	50,830.82
Guggenheim VIF Small Cap Value Series Q	$13.80	$13.42	36,129.65
Ivy Funds VIP Asset Strategy	$12.80	$11.96	533,290.83
Ivy Funds VIP Balanced	$12.14	$12.88	444,064.23
Ivy Funds VIP Dividend Opportunities	$13.14	$14.24	66,030.07
Ivy Funds VIP Energy	$11.24	$9.92	98,942.69
Ivy Funds VIP Global Bond	$10.10	$9.99	70,926.78
Ivy Funds VIP Global Growth	$9.43	$12.34	37,314.51
Ivy Funds VIP Global Natural Resources	$13.74	$8.09	34,481.16
Ivy Funds VIP Growth	$10.38	$15.15	59,688.65
Ivy Funds VIP High Income	$12.39	$10.43	1,936,974.88
Ivy Funds VIP International Core Equity	$12.39	$12.40	118,173.53
Ivy Funds VIP Mid Cap Growth	$12.87	$13.69	113,647.61
Ivy Funds VIP Science and Technology	$16.68	$16.94	121,906.88
Ivy Funds VIP Small Cap Growth	$12.74	$12.77	68,859.66
Ivy Funds VIP Small Cap Value	$13.87	$14.65	223,992.93
Janus Aspen Balanced Portfolio Service Shares	$12.25	$13.08	162,839.08
Janus Aspen Enterprise Portfolio Service Shares	$10.89	$12.06	15,114.98
Janus Aspen Flexible Bond Portfolio Service Shares	$10.26	$10.60	132,149.87
Janus Aspen Global Research Portfolio Service Shares	$13.07	$13.82	8,235.85
Janus Aspen Global Technology Portfolio Service Shares	$13.60	$14.68	11,190.52
Janus Aspen Janus Portfolio Service Shares	$13.26	$14.75	7,439.54
Janus Aspen Overseas Portfolio Service Shares	$10.22	$8.86	4,615.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$12.42	$13.29	98,327.97
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.81	$11.97	47,001.79
Lazard Retirement International Equity Portfolio Service Shares	$12.52	$11.84	26,168.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.87	$11.19	314,677.57
Lord Abbett Series Fund Developing Growth Portfolio VC	$14.71	$15.05	34,856.77
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.51	$14.28	33,045.96
MFS VIT II Corporate Bond Portfolio[4] Service Class	$9.92	$10.34	78,627.68
MFS VIT II Emerging Markets Equity Portfolio Service Class	$9.79	$8.99	16,079.86
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.16	$11.48	39,364.55
MFS VIT II International Value Portfolio Service Class	$13.54	$13.51	90,225.07
MFS VIT II Technology Portfolio Service Class	$14.25	$14.12	12,841.83
MFS VIT New Discovery Portfolio Service Class	$12.96	$13.01	29,198.16
MFS VIT Utilities Portfolio Service Class	$12.76	$14.18	124,306.51
Oppenheimer Core Bond Fund1/VA Service Class	$10.00	$10.12	37,255.43
Oppenheimer Discovery Mid Cap Growth Fund1/VA Service Class	$10.00	$10.48	331.31
Oppenheimer Global Fund1/VA Service Class	$10.00	$9.79	1,405.85
Oppenheimer Global Multi-Alternatives Fund1,3/VA Service Class	$10.00	$9.74	10,422.89
Oppenheimer International Growth Fund1/VA Service Class	$10.00	$9.25	91,686.24
Oppenheimer Main Street Fund1/VA Service Class	$10.00	$10.90	22,933.35
Oppenheimer Main Street Small Cap Fund1/VA Service Class	$10.00	$10.31	419.84
PIMCO All Asset Portfolio Advisor Class	$10.54	$10.44	284,949.11
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.05	$6.46	893,408.48
PIMCO Emerging Markets Bond Portfolio Advisor Class	$8.05	$10.18	46,746.80
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.17	$9.53	23,210.11
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.46	$9.44	25,207.70
PIMCO High Yield Portfolio Advisor Class	$9.15	$11.43	284,359.84
PIMCO Low Duration Portfolio Advisor Class	$10.14	$10.08	510,356.66
PIMCO Real Return Portfolio Advisor Class	$9.38	$9.53	839,549.00
PIMCO Short-Term Portfolio Advisor Class	$9.97	$9.89	2,799,179.12
PIMCO Total Return Portfolio Advisor Class	$10.20	$10.49	3,059,182.21
Pioneer Bond VCT Portfolio Class II	$10.44	$10.89	634,858.98
Pioneer Equity Income VCT Portfolio Class II	$13.04	$14.51	39,709.30
Pioneer Fund VCT Portfolio Class II	$13.16	$14.38	8,697.93
Pioneer High Yield VCT Portfolio Class II	$11.72	$11.53	119,935.17
Pioneer Strategic Income VCT Portfolio Class II	$10.54	$10.78	478,058.90
Power Income VIT Fund Class 2	$10.28	$10.03	221,762.89
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$12.36	$13.01	14,709.20
Prudential Series Fund Natural Resources Portfolio Class II	$9.07	$7.18	12,171.95
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$12.91	$13.90	42,681.44
Royce Capital Fund - Micro-Cap Portfolio Service Class	$11.09	$10.52	35,915.66
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.49	$13.69	392,454.09
Rydex VIF Biotechnology Fund	$14.52	$19.01	42,958.39
Rydex VIF S&P 500 Pure Growth Fund	$14.15	$15.70	42,583.98
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.36	$12.97	13,975.03
Templeton Developing Markets Fund Class 2	$9.65	$8.73	449,080.01
Templeton Foreign VIP Fund Class 2	$12.78	$11.20	978,804.88
Templeton Global Bond VIP Fund Class 2	$10.69	$10.74	766,071.62
Transparent Value Directional Allocation VI Portfolio[1] Class II	$10.00	$9.65	12,031.93
Van Eck VIP Global Hard Assets Fund S	$10.77	$8.57	12,741.31
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.49	$11.17	43,352.87
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[5] Class II	$11.74	$12.32	23,031.73

1Investment Option added July 30, 2014.

2Formerly ClearBridge Variable Equity Income Portfolio

3Formerly Oppenheimer Diversified Alternatives Fund

4Formerly MFS VIT II Bond Portfolio

5Formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2012)	Accumulation Unit Value at End of Period (12/31/2013)	Number of Accumulation Units at End of Period
2013
Alger Capital Appreciation Portfolio Class S	$10.32	$13.73	78,132.55
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.16	$11.22	25,913.09
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.40	$10.67	32,192.79
AllianceBernstein VPS Small Cap Growth Portfolio B	$9.80	$14.05	1,153.61
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.52	$14.29	32,765.78
American Century VP Inflation Protection Fund II	$10.04	$9.06	39,801.04
American Century VP Mid Cap Value Fund II	$10.92	$13.19	80,457.67
American Century VP Ultra Fund II	$9.73	$13.14	8,947.53
American Century VP Value Fund II	$10.03	$13.01	303,731.43
BlackRock Basic Value V.I. Fund Class III	$10.19	$13.83	25,092.36
BlackRock Capital Appreciation V.I. Fund Class III	$10.08	$13.26	12,026.83
BlackRock Equity Dividend V.I. Fund Class III	$10.44	$12.78	167,038.11
BlackRock Global Allocation V.I. Fund Class III	$10.06	$11.36	214,205.86
BlackRock Large Cap Core V.I. Fund Class III	$9.94	$13.07	4,028.08
BlackRock Large Cap Growth V.I. Fund Class III	$9.99	$13.17	7,863.16
Calvert VP S&P 500 Index Portfolio	$10.28	$13.30	10,069.78
Calvert VP SRI Mid Cap Portfolio	$10.26	$13.15	5,235.81
ClearBridge Variable Equity Income Portfolio Class II	$9.95	$12.34	7,680.37
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.28	$13.90	7,257.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$9.95	$14.40	12,285.58
Columbia Variable Portfolio - Contrarian Core Fund Share[1] Class 2	$10.00	$10.86	1,656.87
Columbia Variable Portfolio - Dividend Opportunity Fund[1] Share Class 2	$10.00	$10.55	4,711.55
Columbia Variable Portfolio - Emerging Markets Bond Fund[1] Share Class 2	$10.00	$9.92	63,423.83
Columbia Variable Portfolio - High Yield Bond Fund[1] Share Class 2	$10.00	$10.23	7,939.85
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.28	$10.21	25,006.94
DWS Equity 500 Index VIP Class B	$9.89	$12.84	18,947.60
DWS Global Small Cap VIP[2] Class B	$10.08	$13.50	10,178.97
DWS Large Cap Value VIP Class B	$10.06	$12.96	3,873.17
DWS Small Cap Index VIP Class B	$10.11	$13.79	21,139.01
DWS Small Mid Cap Value VIP Class B	$10.03	$13.34	17,235.17
Eaton Vance VT Floating-Rate Income Fund	$10.37	$10.63	626,174.78
Eaton Vance VT Large-Cap Value Fund	$10.58	$13.43	12,965.18
Fidelity VIP Contrafund Portfolio Service Class 2	$10.38	$13.41	77,772.58
Fidelity VIP Emerging Markets Portfolio Service Class 2	$9.98	$10.21	29,483.30
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.04	$11.36	24,624.03
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.08	$12.08	2,226.08
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.07	$12.67	9,337.73
Fidelity VIP High Income Portfolio Service Class 2	$10.71	$11.17	81,745.70
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.07	$13.50	52,187.19
Fidelity VIP Money Market Portfolio Service Class 2	$9.89	$9.76	8,842,912.66
Fidelity VIP Overseas Portfolio Service Class 2	$10.41	$13.37	4,321.72
Fidelity VIP Real Estate Portfolio Service Class 2	$10.99	$11.02	213,544.46
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.54	$10.40	158,102.60
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.99	$14.12	40,139.50
First Investors Life Series International Fund[1]	$10.00	$10.12	431.99
First Investors Life Series Total Return Fund[1]	$10.00	$10.49	0.00
Franklin Income VIP Fund[3] Class 2	$10.14	$11.40	301,184.19
Franklin Mutual Global Discovery VIP Fund[4] Class 2	$10.09	$12.70	55,038.64
Franklin Mutual Shares VIP Fund[5] Class 2	$10.52	$13.31	165,839.35
Franklin Rising Dividends VIP Fund[6] Class 2	$10.58	$13.54	149,702.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.09	$9.20	6,274.16
Guggenheim VIF Long Short Equity Fund[7]	$9.82	$11.38	6,649.09
Guggenheim VIF Multi-Hedge Strategies Fund	$10.00	$10.03	15,877.07
Guggenheim VIF Small Cap Value Series Q	$10.22	$13.80	22,649.17
Ivy Funds VIP Asset Strategy	$10.37	$12.80	296,837.70
Ivy Funds VIP Balanced	$9.95	$12.14	178,500.62
Ivy Funds VIP Dividend Opportunities	$10.27	$13.14	28,494.93
Ivy Funds VIP Energy	$8.92	$11.24	56,906.22
Ivy Funds VIP Global Bond	$10.07	$10.10	21,638.89
Ivy Funds VIP Global Natural Resources	$8.87	$9.43	22,921.79
Ivy Funds VIP Growth	$10.20	$13.74	16,395.08
Ivy Funds VIP High Income[1]	$10.00	$10.38	363,842.93
Ivy Funds VIP International Core Equity	$10.05	$12.39	44,585.61
Ivy Funds VIP International Growth	$10.54	$12.39	10,087.44
Ivy Funds VIP Mid Cap Growth	$10.04	$12.87	62,342.17
Ivy Funds VIP Science and Technology	$10.81	$16.68	52,641.45
Ivy Funds VIP Small Cap Growth	$9.01	$12.74	38,880.75
Ivy Funds VIP Small Cap Value	$10.53	$13.87	70,120.53
Janus Aspen Balanced Portfolio Service Shares	$10.36	$12.25	46,826.33
Janus Aspen Enterprise Portfolio Service Shares	$10.00	$10.89	1,582.82
Janus Aspen Flexible Bond Portfolio Service Shares	$10.43	$10.26	44,641.81
Janus Aspen Global Research Portfolio Service Shares	$10.35	$13.07	2,590.50
Janus Aspen Global Technology Portfolio Service Shares	$10.18	$13.60	6,261.74
Janus Aspen Janus Portfolio Service Shares	$10.34	$13.26	784.68
Janus Aspen Overseas Portfolio Service Shares	$9.06	$10.22	1,544.21
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$12.42	92,821.58
Lazard Retirement Global Dynamic Multi Asset Portfolio[8] Service Shares	$10.02	$11.81	2,354.11
Lazard Retirement International Equity Portfolio Service Shares	$10.51	$12.52	1,285.32
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.07	$11.74	1,844.76
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.19	$10.87	93,107.71
Lord Abbett Series Fund Developing Growth Portfolio VC	$9.52	$14.71	18,846.32
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.08	$13.51	13,937.17
MFS VIT II Bond Portfolio Service Class	$10.11	$9.92	21,233.65
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.49	$9.79	18,960.39
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.42	$11.16	30,029.88
MFS VIT II International Value Portfolio Service Class	$10.75	$13.54	63,761.98
MFS VIT II New Discovery Portfolio Service Class	$10.24	$14.25	23,491.16
MFS VIT II Technology Portfolio Service Class	$9.75	$12.96	2,909.42
MFS VIT II Utilities Portfolio Service Class	$10.75	$12.76	69,986.22
PIMCO All Asset Portfolio Advisor Class	$10.67	$10.54	156,058.20
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$9.56	$8.05	377,536.11
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.09	$8.05	377,536.11
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.48	$10.17	24,504.69
PIMCO Global Multi-Asset Managed Allocation Portfolio[9] Advisor Class	$10.07	$9.46	12,865.03
PIMCO High Yield Portfolio Advisor Class	$10.77	$9.15	23,302.62
PIMCO Low Duration Portfolio Advisor Class	$10.30	$10.14	278,778.90
PIMCO Real Return Portfolio Advisor Class	$10.48	$9.38	452,411.25
PIMCO Short-Term Portfolio Advisor Class	$10.06	$9.97	1,217,939.58
PIMCO Total Return Portfolio Advisor Class	$10.56	$10.20	1,368,745.14
Pioneer Bond VCT Portfolio Class II	$10.49	$10.44	322,757.48
Pioneer Equity Income VCT Portfolio Class II	$10.26	$13.04	18,029.46
Pioneer Fund VCT Portfolio Class II	$10.03	$13.16	5,335.68
Pioneer High Yield VCT Portfolio Class II	$10.63	$11.72	337,788.19
Pioneer Strategic Income VCT Portfolio Class II	$10.58	$10.54	184,126.42
Power Income VIT Fund Class 2	$9.96	$10.28	136,933.88
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$9.68	$12.36	11,214.08
Prudential Series Fund Natural Resources Portfolio Class II	$8.38	$9.07	3,623.89
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.23	$12.91	28,875.37
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.32	$11.09	13,740.27
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.17	$13.49	115,234.47
Rydex VIF Biotechnology Fund	$9.55	$14.52	10,195.11
Rydex VIF S&P 500 Pure Growth Fund	$10.15	$14.15	9,725.23
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.10	$13.36	5,824.90
Templeton Developing Markets Fund[10] Class 2	$9.88	$9.65	261,210.15
Templeton Foreign VIP Fund[11] Class 2	$10.53	$12.78	403,491.25
Templeton Global Bond VIP Fund[12] Class 2	$10.66	$10.69	344,287.80
Van Eck VIP Global Hard Assets Fund S	$9.89	$10.77	4,560.36
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.99	$11.49	64,865.31

1Investment Option added August 1, 2013.

2Formerly DWS Global Small Cap Growth VIP Class B

3Formerly Franklin Income Securities Fund Class 2

4Formerly Mutual Global Discovery Securities Fund Class 2

5Formerly Mutual Shares Securities Fund Class 2

6Formerly Franklin Rising Dividends Securities Fund Class 2

7Formerly Guggenheim U.S. VT Long Short Momentum Fund

8Formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares

9Formerly PIMCO Global Multi-Asset Portfolio Advisor Class

10Formerly Templeton Developing Markets Securities Fund Class 2

11Formerly Templeton Foreign Securities Fund Class 2

12Formerly Templeton Global Bond Securities Fund Class 2

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2011)	Accumulation Unit Value at End of Period (12/31/2012)	Number of Accumulation Units at End of Period
2012
Alger Capital Appreciation Portfolio Class S	$10.00	$10.32	5,393.27
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.00	$10.16	612.13
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.00	$10.40	1,939.92
AllianceBernstein VPS Small Cap Growth Portfolio B	$10.00	$9.80	0.00
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.00	$10.52	550.28
American Century VP Inflation Protection Fund II	$10.00	$10.04	6,908.04
American Century VP Mid Cap Value Fund II	$10.00	$10.92	63.31
American Century VP Ultra Fund II	$10.00	$9.73	0.00
American Century VP Value Fund II	$10.00	$10.03	70.38
BlackRock Basic Value V.I. Fund Class III	$10.00	$10.19	4,963.09
BlackRock Capital Appreciation V.I. Fund Class III	$10.00	$10.08	1,061.04
BlackRock Equity Dividend V.I. Fund Class III	$10.00	$10.44	23,742.31
BlackRock Global Allocation V.I. Fund Class III	$10.00	$10.06	34,229.43
BlackRock Large Cap Core V.I. Fund Class III	$10.00	$9.94	449.08
BlackRock Large Cap Growth V.I. Fund Class III	$10.00	$9.99	537.74
Calvert VP SRI Equity Portfolio	$10.00	$10.28	22.40
Calvert VP SRI Mid Cap Portfolio	$10.00	$10.26	233.93
ClearBridge Variable Equity Income Portfolio Class II	$10.00	$9.95	0.00
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.00	$10.28	173.09
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	$9.95	0.00
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.00	$10.28	4,221.71
DWS Equity 500 Index VIP Class B	$10.00	$9.89	30.55
DWS Global Small Cap Growth VIP Class B	$10.00	$10.08	30.55
DWS Large Cap Value VIP Class B	$10.00	$10.06	0.00
DWS Small Cap Index VIP Class B	$10.00	$10.11	0.00
DWS Small Mid Cap Value VIP Class B	$10.00	$10.03	2,460.47
Eaton Vance VT Floating-Rate Income Fund	$10.00	$10.37	61,693.81
Eaton Vance VT Large-Cap Value Fund	$10.00	$10.58	2,236.10
Fidelity VIP Contrafund Portfolio Service Class 2	$10.00	$10.38	7,412.56
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.00	$9.98	688.58
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.00	$10.04	2,419.66
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.00	$10.08	0.00
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.00	$10.07	0.00
Fidelity VIP High Income Portfolio Service Class 2	$10.00	$10.71	32,974.12
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.00	$10.07	3,565.08
Fidelity VIP Money Market Portfolio Service Class 2	$10.00	$9.89	1,130,153.67
Fidelity VIP Overseas Portfolio Service Class 2	$10.00	$10.41	0.00
Fidelity VIP Real Estate Portfolio Service Class 2	$10.00	$10.99	23,206.41
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.00	$10.54	33,104.21
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.00	$10.99	5,139.01
Franklin Income Securities Fund Class 2	$10.00	$10.14	4,813.68
Franklin Rising Dividends Securities Fund Class 2	$10.00	$10.58	28,330.93
Guggenheim VT Global Managed Futures Strategy Fund	$10.00	$9.09	2,809.45
Guggenheim VT Multi-Hedge Strategies Fund	$10.00	$10.00	2,962.95
Guggenheim VT Small Cap Value Series Q	$10.00	$10.22	159.90
Guggenheim VT U.S. Long Short Momentum Fund	$10.00	$9.82	785.59
Ivy Funds VIP Asset Strategy	$10.00	$10.37	52,294.76
Ivy Funds VIP Balanced	$10.00	$9.95	0.00
Ivy Funds VIP Dividend Opportunities	$10.00	$10.27	3,041.83
Ivy Funds VIP Energy	$10.00	$8.92	703.78
Ivy Funds VIP Global Bond	$10.00	$10.07	928.37
Ivy Funds VIP Global Natural Resources	$10.00	$8.87	14,336.96
Ivy Funds VIP Growth	$10.00	$10.20	2,268.01
Ivy Funds VIP International Core Equity	$10.00	$10.05	2,268.01
Ivy Funds VIP International Growth	$10.00	$10.54	2,247.83
Ivy Funds VIP Mid Cap Growth	$10.00	$10.04	5,981.47
Ivy Funds VIP Science and Technology	$10.00	$10.81	2,487.54
Ivy Funds VIP Small Cap Growth	$10.00	$9.01	1,881.55
Ivy Funds VIP Small Cap Value	$10.00	$10.53	4,875.49
Janus Aspen Balanced Portfolio Service Shares	$10.00	$10.36	6,185.43
Janus Aspen Flexible Bond Portfolio Service Shares	$10.00	$10.43	10,667.75
Janus Aspen Global Research Portfolio Service Shares	$10.00	$10.35	58.35
Janus Aspen Global Technology Portfolio Service Shares	$10.00	$10.18	1,356.37
Janus Aspen Janus Portfolio Service Shares	$10.00	$10.34	0.00
Janus Aspen Overseas Portfolio Service Shares	$10.00	$9.06	0.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$10.00	9,068.14
Lazard Retirement International Equity Portfolio Service Shares	$10.00	$10.51	0.00
Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares	$10.00	$10.02	0.00
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	$10.07	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	$10.19	1,673.55
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	$9.52	0.00
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	$10.08	0.00
MFS VIT II Bond Portfolio Service Class	$10.00	$10.11	802.58
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	$10.49	0.00
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	$10.42	9,499.38
MFS VIT II International Value Portfolio Service Class	$10.00	$10.75	5,023.58
MFS VIT II New Discovery Portfolio Service Class	$10.00	$10.24	396.20
MFS VIT II Technology Portfolio Service Class	$10.00	$9.75	197.49
MFS VIT II Utilities Portfolio Service Class	$10.00	$10.75	3,689.65
Mutual Global Discovery Securities Fund Class 2	$10.00	$10.09	99.95
Mutual Shares Securities Fund Class 2	$10.00	$10.52	20,164.58
PIMCO All Asset Portfolio Advisor Class	$10.00	$10.67	40,103.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.00	$9.56	31,144.36
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	$11.09	16,560.86
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	$10.48	13,407.39
PIMCO Global Multi-Asset Portfolio Advisor Class	$10.00	$10.07	5,796.98
PIMCO High Yield Portfolio Advisor Class	$10.00	$10.77	36,306.28
PIMCO Low Duration Portfolio Advisor Class	$10.00	$10.30	233,787.54
PIMCO Real Return Portfolio Advisor Class	$10.00	$10.48	75,875.06
PIMCO Short-Term Portfolio Advisor Class	$10.00	$10.06	105,820.26
PIMCO Total Return Portfolio Advisor Class	$10.00	$10.56	154,839.82
Pioneer Bond VCT Portfolio Class II	$10.00	$10.49	38,735.04
Pioneer Equity Income VCT Portfolio Class II	$10.00	$10.26	3,589.00
Pioneer Fund VCT Portfolio Class II	$10.00	$10.03	995.26
Pioneer High Yield VCT Portfolio Class II	$10.00	$10.63	59,480.24
Pioneer Strategic Income VCT Portfolio Class II	$10.00	$10.58	71,305.52
Power Income VIT Fund Class 2	$10.00	$9.96	10,738.99
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	$9.68	988.14
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	$8.38	1,250.30
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	$10.23	5,399.33
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	$9.32	4,585.70
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	$10.17	9,991.62
Rydex VT Biotechnology Fund	$10.00	$9.55	38.71
Rydex VT S&P 500 Pure Growth Fund	$10.00	$10.15	27.44
Rydex VT S&P MidCap 400 Pure Growth Fund	$10.00	$10.10	407.55
Templeton Developing Markets Securities Fund Class 2	$10.00	$9.88	20,748.43
Templeton Foreign Securities Fund Class 2	$10.00	$10.53	29,049.14
Templeton Global Bond Securities Fund Class 2	$10.00	$10.66	41,085.87
Van Eck VIP Global Hard Assets Fund S	$10.00	$9.89	407.55
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	$10.99	18,856.69

The Statement of Additional Information (SAI) can provide you with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting your registered representative or by contacting our Customer Service Center at:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421

Facsimile: (866) 511-7038

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC  20549-0102.

SEC File No. 811-07772

STATEMENT OF ADDITIONAL INFORMATION FOR THE
LiveWell VARIABLE ANNUITY CONTRACT

Flexible Premium Deferred Variable Annuity Contract

Issued by

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)

Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421 (toll-free)

Fax: (866) 511-7038 (toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the LiveWell Variable Annuity (“contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2018, by contacting Us at Our Customer Service Center using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the portfolios currently available in the contract.

Dated  May 1, 2018

 THE CONTRACT

Entire Contract

Changes to the Contract

Incontestability

Misstatement of Age or Sex

Non-participating

Claims of Creditors

Minimum Benefits

Ownership

Assignment

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Option Yield Calculation

Other Investment Option Yield Calculations

Standard Total Return Calculations

Cumulative Total Returns

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACTS

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

FINANCIAL MATTERS

OTHER INFORMATION

CONDENSED FINANCIALS

FINANCIAL STATEMENTS

THE CONTRACT

Entire Contract

The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

Changes to the Contract

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.

Incontestability

We will not contest the contract.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by Us will be paid to the payee.  Any overpayments made by Us will be charged against benefits falling due after adjustment.  All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

Non-participating

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

Claims of Creditors

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

Minimum Benefits

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

Ownership

The contract belongs to You.  You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)      Any assignee of record with Us;

2)      Any irrevocable beneficiary; and

3)      Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation.  Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed.  However, We are not liable for payments made by Us before We record the written notice.    A change of owner may have adverse tax consequences.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

Accumulation Unit Value

We determine accumulation unit values for each investment option of Our Separate Account at the end of each valuation period. The accumulation unit value for each investment division was initially set at $10.00.  The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment option every valuation period by taking a) divided by b) minus c) where:

a)      Is the total of:

1)        The net asset value per share at the end of the current Valuation Period; plus

2)        Any dividend or capital gains per share reinvested during the current Valuation Period; plus

3)        Total accrued, but not yet reinvested, capital gains per share as of the current Valuation Period.

b)     Is the net asset value plus the total accrued but not yet reinvested capital gains per share as of the preceding Valuation Period.

c)     Is the Mortality and Expense Risk Charge plus the Asset Based Administration Charge for each day in the current Valuation Period.

We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the portfolios, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment options.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Option Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Government Money Market Fund  investment option (called “the money market investment option” for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment option or on their respective portfolio securities. This current annualized yield is computed for each money market investment option by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market investment option at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, administration charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment option of the Separate Account will be lower than the yield for the respective money market investment option or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment option for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment option’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment option or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment option or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

Other Investment Option Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment options (except the money market investment option) for 30-day periods. The annualized yield of an investment option refers to income generated by the investment option over a specified 30-day period. Because the yield is annualized, the yield generated by an investment option during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a – b + 1)6 – 1 ]

     cd

Where:  a =   net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment option.

              b =  expenses accrued for the period (net of reimbursements).

              c =   the average daily number of units outstanding during the period.

              d =  the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts.

Because of the charges and deductions imposed by the Separate Account the yield of the investment option will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment options normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment option’s actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

Midland National may from time to time also disclose average annual total returns for one or more of the investment options for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:       P =        a hypothetical initial payment of $1,000

                   T =        average annual total return

                   n =        number of years

      ERV =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40  maintenance fee. This additional amount is based on an “average” Contract with an initial premium of $100,000 so it is calculated as $40, or 0.04%, annually. The standard average annual total return calculations assume the contract is surrendered.

Midland National may disclose average annual total returns in various ways, depicting whether the contract is surrendered or maintained in force.  Accordingly, Midland National may disclose the following types of average annual total return:

1.      The contract is surrendered and

2.      The contract is not surrendered.

Cumulative Total Returns

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

CTR = [ERV/P] – 1

Where:     CTR = the cumulative total return net of investment option recurring charges for the period.

ERV = ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

                 P      =  an assumed initial payment of $1,000.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment option for periods before the investment option commenced operations, based on the assumption that the investment option was in existence before it actually was, and that the investment option had been invested in a particular portfolio that was in existence prior to the investment option’s commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment option will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40 maintenance fee. This additional amount is based on an  average accumulation value of $20,000 so it is calculated as $40, or 0.20% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment option. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment option is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis.  Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code (“Code”).

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “rollover” into an IRA. The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner’s death, or (2) as Annuity payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner’s “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner’s designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

Non-Natural Person owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

Diversification Requirements

The Code requires that the investments of each investment option of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment option, through the fund company in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract.  Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Financial Network, LLC (“Sammons Financial Network”) serves as principal underwriter for the contracts.  Sammons Financial Network is a Delaware limited liability company and its principal office is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Financial Network offers the contracts through its registered representatives.  Sammons Financial Network also may enter into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.  Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.

A  distribution allowance is paid to Sammons Financial Network of 1.00% of total premiums received on LiveWell Variable Annuity. The distribution allowance is as follows:

Fiscal Year	Aggregate Amount of Distribution Allowance Paid to Sammons Financial Network *
2015	$3,681,608.31
2016	$2,153,422.51
2017	$3,131,061.83

*Represents an underwriting fee paid to Sammons Financial Network for  LiveWell Variable Annuity  under Separate Account C.

Sammons Financial Network, LLC or its affiliates via expense sharing agreements will pay the advertising and sales expenses related to the distribution of the contracts.

We and/or Sammons Financial Network may pay certain selling firms additional amounts for:

•         participation in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the contracts;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We may pay flat dollar amounts to certain selling firms. Our sales and marketing personnel may be permitted to attend selling firm’s annual, sales, and other conferences and/or may be given booth time, speaking time, or access to lists of the selling firm’s registered representatives.

We and/or Sammons Financial Network may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of portfolio shares held by each of the investment options.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Eversheds-Sutherland (US) LLP, Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C at December 31, 2017, and for the periods disclosed in those financial statements, and the financial statements and schedules of Midland National Life Insurance Company at December 31, 2017 and 2016, and for the three years in the period ended December 31, 2017, appearing herein have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.  The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

PricewaterhouseCoopers LLP

699 Walnut Street, Suite 1300

Des Moines, IA 50309

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

CONDENSED FINANCIALS

The following tables of condensed financial information show accumulation unit values for each investment option for the period since the investment option started operation.  An accumulation unit value is the unit we use to calculate the value of your interest in an investment option.  The tables showing the highest and lowest levels of Separate Account annual expenses available under the contract are located in the prospectus.  The information for all other accumulation unit values are shown below.

Table 1 - Base Contract with 6-Year Optional Value Endorsement – 1.20% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (5/1/2017)	Accumulation Unit Value at End of Period (12/31/2017)	Number of Accumulation Units at End of Period
2017
AB VPS Dynamic Asset Allocation Portfolio B	$10.00	10.73	1,307.71
AB VPS Real Estate Investment Portfolio B	$10.00	10.30	0.00
AB VPS Small Cap Growth Portfolio B	$10.00	11.71	0.00
AB VPS Small/Mid Cap Value Portfolio B	$10.00	11.01	526.60
Alger Capital Appreciation Portfolio Class S	$10.00	11.31	3,077.82
ALPS | Alerian Energy Infrastructure Portfolio Class III	$10.00	9.75	0.00
ALPS | Red Rocks Listed Private Equity Class III	$10.00	11.09	295.33
American Century VP Inflation Protection Fund II	$10.00	10.14	726.63
American Century VP Mid Cap Value Fund II	$10.00	10.72	5,672.97
American Century VP Ultra Fund II	$10.00	11.56	1,655.47
American Century VP Value Fund II	$10.00	10.65	26,361.67
American Funds IS Asset Allocation Fund Class 4	$10.00	10.81	9,332.17
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.00	11.13	22,175.52
American Funds IS Capital Income Builder® Class 4	$10.00	10.64	1,926.53
American Funds IS Global Growth Fund Class 4	$10.00	11.39	527.39
American Funds IS Global Growth and Income Fund Class 4	$10.00	11.36	2,572.94
American Funds IS Global Small Capitalization Fund Class 4	$10.00	11.31	2,259.00
American Funds IS Growth Fund Class 4	$10.00	11.30	4,400.03
American Funds IS Growth-Income Fund Class 4	$10.00	11.23	7,399.22
American Funds IS International Fund Class 4	$10.00	11.51	2,714.77
American Funds IS International Growth and Income Fund Class 4	$10.00	11.18	3,435.37
American Funds IS New World Fund® Class 4	$10.00	11.32	7,144.52
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.00	9.92	49,500.61
American Funds IS Ultra-Short Bond Fund Class 4	$10.00	9.94	0.00
BlackRock Advantage Large Cap Core V.I. Fund Class III	$10.00	11.12	0.00
BlackRock Basic Value V.I. Fund Class III	$10.00	10.82	1,320.61
BlackRock Equity Dividend V.I. Fund Class III	$10.00	11.14	3,554.83
BlackRock Global Allocation V.I. Fund Class III	$10.00	10.66	233.61
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$10.00	10.55	0.00
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$10.00	10.81	0.00
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$10.00	11.23	0.00
BlackRock Large Cap Focus Growth V.I. Fund Class III	$10.00	11.39	276.15
Calvert VP S&P 500 Index Portfolio	$10.00	11.24	0.00
Calvert VP SRI Mid Cap Portfolio	$10.00	10.71	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.00	10.49	0.00
ClearBridge Variable Dividend Strategy Portfolio Class II	$10.00	11.15	6,221.48
ClearBridge Variable Large Cap Growth[1] II	$10.00	10.93	4,270.84
ClearBridge Variable Mid Cap Portfolio Class II	$10.00	10.70	6,377.15
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	11.40	3,002.25
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$10.00	11.12	1,093.62
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.00	10.94	632.80
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.00	10.42	4,293.53
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.00	10.21	0.00
Columbia Variable Portfolio Select Large-Cap Value Fund[1] Class 2	$10.00	11.18	0.00
Columbia Variable Portfolio Seligman Global Tech Fund[1] Class 2	$10.00	10.82	0.00
Columbia Variable Portfolio US Government Mortgage Fund[1] Class 2	$10.00	9.97	0.00
Deutsche Alternative Asset Allocation VIP-B	$10.00	10.35	0.00
Deutsche CROCI® U.S. VIP-B	$10.00	11.20	0.00
Deutsche Equity 500 Index VIP-B	$10.00	11.21	9,029.90
Deutsche Global Small Cap VIP-B	$10.00	11.13	0.00
Deutsche Small Cap Index VIP-B	$10.00	10.89	0.00
Deutsche Small Mid Cap Value VIP-B	$10.00	10.64	2,785.63
Eaton Vance VT Floating-Rate Income Fund	$10.00	10.12	4,849.18
Fidelity® VIP Contrafund® Portfolio Service Class 2	$10.00	11.03	2,728.78
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$10.00	12.32	3,158.17
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.00	10.71	0.00
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$10.00	10.95	0.00
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$10.00	11.15	0.00
Fidelity® VIP Government Money Market Portfolio Service Class 2	$10.00	9.96	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$10.00	10.21	0.00
Fidelity® VIP Mid Cap Portfolio Service Class 2	$10.00	11.21	204.59
Fidelity® VIP Overseas Portfolio Service Class 2	$10.00	11.30	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$10.00	10.21	818.52
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.00	10.31	950.98
Fidelity® VIP Value Strategies Portfolio Service Class 2	$10.00	11.01	3,882.39
First Investors Life Series Covered Call Strategy Fund[1]	$10.00	10.48	2,663.52
First Investors Life Series International Fund	$10.00	11.28	0.00
First Investors Life Series Opportunity Fund	$10.00	11.08	2,498.22
First Investors Life Series Total Return Fund	$10.00	10.69	0.00
Franklin Income VIP Fund Class 2	$10.00	10.52	5,349.41
Franklin Mutual Global Discovery VIP Fund Class 2	$10.00	10.27	4,134.91
Franklin Mutual Shares VIP Fund Class 2	$10.00	10.26	3,880.89
Franklin Rising Dividends VIP Fund Class 2	$10.00	11.19	5,723.99
Guggenheim VIF Global Managed Futures Strategy Fund	$10.00	10.48	354.76
Guggenheim VIF Long Short Equity Fund	$10.00	11.29	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$10.00	10.21	0.00
Guggenheim VIF Small Cap Value Series Q	$10.00	10.25	92.17
Ivy VIP Asset Strategy	$10.00	11.00	0.00
Ivy VIP Balanced	$10.00	10.51	0.00
Ivy VIP Energy	$10.00	10.12	3,100.70
Ivy VIP Global Bond	$10.00	10.14	0.00
Ivy VIP Global Equity Income[2]	$10.00	10.98	0.00
Ivy VIP Global Growth	$10.00	11.20	1,422.82
Ivy VIP Growth	$10.00	11.45	0.00
Ivy VIP High Income	$10.00	10.23	4,374.83
Ivy VIP International Core Equity	$10.00	11.03	1,237.19
Ivy VIP Mid Cap Growth	$10.00	11.52	696.70
Ivy VIP Natural Resources	$10.00	10.87	0.00
Ivy VIP Science and Technology	$10.00	11.49	696.35
Ivy VIP Small Cap Core	$10.00	10.88	2,785.77
Ivy VIP Small Cap Growth	$10.00	11.27	346.72
Janus Henderson Balanced Portfolio Service Shares	$10.00	11.03	1,719.14
Janus Henderson Enterprise Portfolio Service Shares	$10.00	11.51	3,993.76
Janus Henderson Flexible Bond Portfolio Service Shares	$10.00	10.09	1,220.51
Janus Henderson Global Research Portfolio Service Shares	$10.00	11.30	0.00
Janus Henderson Global Technology Portfolio Service Shares	$10.00	12.00	2,129.60
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$10.00	9.98	0.00
Janus Henderson Mid Cap Value Portfolio Service Shares	$10.00	10.91	1,355.40
Janus Henderson Overseas Portfolio Service Shares	$10.00	11.34	0.00
Janus Henderson Research Portfolio Service Shares	$10.00	11.18	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$10.00	11.12	297.34
Lazard Retirement International Equity Portfolio Service Shares	$10.00	11.17	2,338.49
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	10.44	11,483.76
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	11.71	488.55
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	10.96	0.00
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.00	10.03	5,975.47
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.00	11.20	0.00
MFS VIT II Corporate Bond Portfolio Service Class	$10.00	10.30	745.31
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	11.77	307.70
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	10.50	54.69
MFS VIT II International Value Portfolio Service Class	$10.00	11.36	3,056.31
MFS VIT II Technology Portfolio Service Class	$10.00	11.64	1,174.74
MFS VIT New Discovery Portfolio Service Class	$10.00	11.40	3,301.01
MFS VIT Utilities Portfolio Service Class	$10.00	10.62	1,835.53
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.00	11.47	102.53
Oppenheimer Global Fund/VA Service Class	$10.00	11.71	318.75
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$10.00	9.87	0.00
Oppenheimer International Growth Fund/VA Service Class	$10.00	11.15	10,104.07
Oppenheimer Main Street Fund/VA Service Class	$10.00	10.62	1,130.57
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.00	10.78	5,399.25
Oppenheimer Total Return Bond Fund4/VA Service Class	$10.00	10.18	814.58
PIMCO All Asset Portfolio Advisor Class	$10.00	10.68	0.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.00	10.45	75.04
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	10.30	622.30
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$10.00	10.11	356.94
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	10.41	0.00
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.00	10.70	0.00
PIMCO High Yield Portfolio Advisor Class	$10.00	10.23	1,490.65
PIMCO Income Portfolio[1] Advisor Class	$10.00	10.13	29,454.31
PIMCO Low Duration Portfolio Advisor Class	$10.00	10.00	9,500.28
PIMCO Real Return Portfolio Advisor Class	$10.00	10.08	9,552.57
PIMCO Short-Term Portfolio Advisor Class	$10.00	10.07	8,454.07
PIMCO Total Return Portfolio Advisor Class	$10.00	10.19	3,490.19
PIMCO Unconstrained Bond Portfolio Advisor Class	$10.00	10.17	1,714.17
Pioneer Bond VCT Portfolio Class II	$10.00	10.15	22,139.04
Pioneer Equity Income VCT Portfolio Class II	$10.00	11.08	5,371.75
Pioneer Fund VCT Portfolio Class II	$10.00	11.25	0.00
Pioneer High Yield VCT Portfolio Class II	$10.00	10.22	0.00
Pioneer Strategic Income VCT Portfolio Class II	$10.00	10.18	16,825.08
Power Dividend Index VIT Fund[1] Class 1	$10.00	10.68	9,527.80
Power Income VIT Fund Class 2	$10.00	9.99	0.00
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	11.60	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	10.79	243.35
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	10.98	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	10.74	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	10.44	86.64
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	10.66	0.00
Rydex VIF Biotechnology Fund	$10.00	11.08	212.75
Rydex VIF S&P 500 Pure Growth Fund	$10.00	11.27	0.00
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.00	10.96	23.16
T. Rowe Price Blue Chip Growth Portfolio-II	$10.00	11.71	8,582.60
T. Rowe Price Health Sciences Portfolio-II	$10.00	11.05	2,513.14
Templeton Developing Markets Fund Class 2	$10.00	11.95	1,567.58
Templeton Foreign VIP Fund Class 2	$10.00	10.80	14,636.27
Templeton Global Bond VIP Fund Class 2	$10.00	9.72	4,181.77
VanEck VIP Global Hard Assets Fund S	$10.00	10.71	188.60
Western Asset Core Bond Plus Portfolio Class II	$10.00	10.27	121,230.99
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	10.28	0.00

1Investment option added 8/1/17

2Formerly Ivy VIP Dividend Opportunities

Table 2 - Base Contract with 5-Year Optional Value Endorsement – 1.25% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (5/1/2017)	Accumulation Unit Value at End of Period (12/31/2017)	Number of Accumulation Units at End of Period
2017
AB VPS Dynamic Asset Allocation Portfolio B	$10.00	$10.73	0.00
AB VPS Real Estate Investment Portfolio B	$10.00	$10.29	0.00
AB VPS Small Cap Growth Portfolio B	$10.00	$11.70	0.00
AB VPS Small/Mid Cap Value Portfolio B	$10.00	$11.01	0.00
Alger Capital Appreciation Portfolio Class S	$10.00	$11.31	2,043.54
ALPS | Alerian Energy Infrastructure Portfolio Class III	$10.00	$9.74	1,087.52
ALPS | Red Rocks Listed Private Equity Class III	$10.00	$11.09	868.87
American Century VP Inflation Protection Fund II	$10.00	$10.14	0.00
American Century VP Mid Cap Value Fund II	$10.00	$10.72	3,912.88
American Century VP Ultra Fund II	$10.00	$11.55	0.00
American Century VP Value Fund II	$10.00	$10.65	40,254.72
American Funds IS Asset Allocation Fund Class 4	$10.00	$10.81	28,902.69
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.00	$11.13	37,090.18
American Funds IS Capital Income Builder® Class 4	$10.00	$10.64	24,449.67
American Funds IS Global Growth Fund Class 4	$10.00	$11.39	8,450.05
American Funds IS Global Growth and Income Fund Class 4	$10.00	$11.35	17,777.95
American Funds IS Global Small Capitalization Fund Class 4	$10.00	$11.31	6,614.40
American Funds IS Growth Fund Class 4	$10.00	$11.29	10,906.10
American Funds IS Growth-Income Fund Class 4	$10.00	$11.22	13,676.51
American Funds IS International Fund Class 4	$10.00	$11.51	10,320.05
American Funds IS International Growth and Income Fund Class 4	$10.00	$11.17	8,412.94
American Funds IS New World Fund® Class 4	$10.00	$11.31	17,809.21
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.00	$9.92	14,346.91
American Funds IS Ultra-Short Bond Fund Class 4	$10.00	$9.93	9,740.63
BlackRock Advantage Large Cap Core V.I. Fund Class III	$10.00	$11.12	0.00
BlackRock Basic Value V.I. Fund Class III	$10.00	$10.82	2,398.60
BlackRock Equity Dividend V.I. Fund Class III	$10.00	$11.54	0.00
BlackRock Global Allocation V.I. Fund Class III	$10.00	$11.13	8,513.06
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$10.00	$10.66	4,072.99
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$10.00	$10.55	246.59
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$10.00	$11.23	1,301.04
BlackRock Large Cap Focus Growth V.I. Fund Class III	$10.00	$11.39	7,523.65
Calvert VP S&P 500 Index Portfolio	$10.00	$11.23	0.00
Calvert VP SRI Mid Cap Portfolio	$10.00	$10.70	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.00	$10.49	914.03
ClearBridge Variable Dividend Strategy Portfolio Class II	$10.00	$11.15	2,723.36
ClearBridge Variable Large Cap Growth[1] II	$10.00	$10.93	8,260.73
ClearBridge Variable Mid Cap Portfolio Class II	$10.00	$10.69	8,947.27
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	$11.39	4,894.49
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$10.00	$11.11	1,260.10
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.00	$10.94	0.00
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.00	$10.41	3,369.72
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.00	$10.21	0.00
Columbia Variable Portfolio Select Large-Cap Value Fund[1] Class 2	$10.00	$11.18	0.00
Columbia Variable Portfolio Seligman Global Tech Fund[1] Class 2	$10.00	$10.82	0.00
Columbia Variable Portfolio US Government Mortgage Fund[1] Class 2	$10.00	$9.96	0.00
Deutsche Alternative Asset Allocation VIP-B	$10.00	$10.34	0.00
Deutsche CROCI® U.S. VIP-B	$10.00	$11.19	0.00
Deutsche Equity 500 Index VIP-B	$10.00	$11.21	6,409.30
Deutsche Global Small Cap VIP-B	$10.00	$11.12	0.00
Deutsche Small Cap Index VIP-B	$10.00	$10.88	972.20
Deutsche Small Mid Cap Value VIP-B	$10.00	$10.63	6,934.12
Eaton Vance VT Floating-Rate Income Fund	$10.00	$10.12	10,228.96
Fidelity® VIP Contrafund® Portfolio Service Class 2	$10.00	$11.03	3,214.79
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$10.00	$12.32	12,006.57
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.00	$10.70	1,500.97
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$10.00	$10.95	2,945.90
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$10.00	$11.14	8,056.69
Fidelity® VIP Government Money Market Portfolio Service Class 2	$10.00	$9.95	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$10.00	$10.21	201.75
Fidelity® VIP Mid Cap Portfolio Service Class 2	$10.00	$11.21	3,292.44
Fidelity® VIP Overseas Portfolio Service Class 2	$10.00	$11.29	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$10.00	$10.20	3,568.32
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.00	$10.31	14,618.60
Fidelity® VIP Value Strategies Portfolio Service Class 2	$10.00	$11.01	2,388.52
First Investors Life Series Covered Call Strategy Fund[1]	$10.00	$10.48	0.00
First Investors Life Series International Fund	$10.00	$11.28	0.00
First Investors Life Series Opportunity Fund	$10.00	$11.07	1,659.04
First Investors Life Series Total Return Fund	$10.00	$10.68	0.00
Franklin Income VIP Fund Class 2	$10.00	$10.52	7,057.94
Franklin Mutual Global Discovery VIP Fund Class 2	$10.00	$10.27	3,152.54
Franklin Mutual Shares VIP Fund Class 2	$10.00	$10.26	4,372.24
Franklin Rising Dividends VIP Fund Class 2	$10.00	$11.19	7,791.60
Guggenheim VIF Global Managed Futures Strategy Fund	$10.00	$10.47	1,086.63
Guggenheim VIF Long Short Equity Fund	$10.00	$11.29	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$10.00	$10.21	0.00
Guggenheim VIF Small Cap Value Series Q	$10.00	$10.24	238.21
Ivy VIP Asset Strategy	$10.00	$11.00	3,599.46
Ivy VIP Balanced	$10.00	$10.51	0.00
Ivy VIP Energy	$10.00	$10.11	1,968.12
Ivy VIP Global Bond	$10.00	$10.14	0.00
Ivy VIP Global Equity Income[2]	$10.00	$10.98	0.00
Ivy VIP Global Growth	$10.00	$11.20	729.39
Ivy VIP Growth	$10.00	$11.45	0.00
Ivy VIP High Income	$10.00	$10.23	15,952.70
Ivy VIP International Core Equity	$10.00	$11.03	1,842.49
Ivy VIP Mid Cap Growth	$10.00	$11.52	322.34
Ivy VIP Natural Resources	$10.00	$10.87	1,574.93
Ivy VIP Science and Technology	$10.00	$11.49	2,523.99
Ivy VIP Small Cap Core	$10.00	$10.88	5,983.78
Ivy VIP Small Cap Growth	$10.00	$11.27	535.86
Janus Henderson Balanced Portfolio Service Shares	$10.00	$11.03	0.00
Janus Henderson Enterprise Portfolio Service Shares	$10.00	$11.51	3,756.80
Janus Henderson Flexible Bond Portfolio Service Shares	$10.00	$10.09	1,179.45
Janus Henderson Global Research Portfolio Service Shares	$10.00	$11.29	201.00
Janus Henderson Global Technology Portfolio Service Shares	$10.00	$12.00	3,436.66
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$10.00	$9.97	0.00
Janus Henderson Mid Cap Value Portfolio Service Shares	$10.00	$10.90	3,092.52
Janus Henderson Overseas Portfolio Service Shares	$10.00	$11.34	873.65
Janus Henderson Research Portfolio Service Shares	$10.00	$11.18	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$10.00	$11.12	0.00
Lazard Retirement International Equity Portfolio Service Shares	$10.00	$11.17	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	$10.44	11,719.65
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	$11.70	0.00
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	$10.96	0.00
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.00	$10.02	37,689.45
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.00	$11.20	0.00
MFS VIT II Corporate Bond Portfolio Service Class	$10.00	$10.29	13,652.22
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	$11.77	1,079.95
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	$10.50	2,019.69
MFS VIT II International Value Portfolio Service Class	$10.00	$11.36	6,695.80
MFS VIT II Technology Portfolio Service Class	$10.00	$11.64	4,641.07
MFS VIT New Discovery Portfolio Service Class	$10.00	$11.40	5,550.77
MFS VIT Utilities Portfolio Service Class	$10.00	$10.62	2,030.58
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.00	$11.47	1,031.00
Oppenheimer Global Fund/VA Service Class	$10.00	$11.70	325.13
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$10.00	$9.87	0.00
Oppenheimer International Growth Fund/VA Service Class	$10.00	$11.15	104,621.85
Oppenheimer Main Street Fund/VA Service Class	$10.00	$10.62	3,400.03
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.00	$10.78	263.42
Oppenheimer Total Return Bond Fund4/VA Service Class	$10.00	$10.18	393.76
PIMCO All Asset Portfolio Advisor Class	$10.00	$10.68	0.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.00	$10.45	760.04
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	$10.29	8,783.44
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$10.00	$10.10	1,680.09
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	$10.41	0.00
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.00	$10.70	0.00
PIMCO High Yield Portfolio Advisor Class	$10.00	$10.22	838.87
PIMCO Income Portfolio[1] Advisor Class	$10.00	$10.13	10,644.04
PIMCO Low Duration Portfolio Advisor Class	$10.00	$9.99	11,906.40
PIMCO Real Return Portfolio Advisor Class	$10.00	$10.08	7,064.05
PIMCO Short-Term Portfolio Advisor Class	$10.00	$10.07	10,517.98
PIMCO Total Return Portfolio Advisor Class	$10.00	$10.19	6,312.96
PIMCO Unconstrained Bond Portfolio Advisor Class	$10.00	$10.16	3,887.12
Pioneer Bond VCT Portfolio Class II	$10.00	$10.15	32,788.64
Pioneer Equity Income VCT Portfolio Class II	$10.00	$11.08	2,889.12
Pioneer Fund VCT Portfolio Class II	$10.00	$11.24	0.00
Pioneer High Yield VCT Portfolio Class II	$10.00	$10.22	0.00
Pioneer Strategic Income VCT Portfolio Class II	$10.00	$10.18	488.67
Power Dividend Index VIT Fund[1] Class 1	$10.00	$10.68	973.12
Power Income VIT Fund Class 2	$10.00	$9.98	3,110.09
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	$11.59	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	$10.79	514.67
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	$10.98	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	$10.74	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	$10.43	0.00
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	$10.66	0.00
Rydex VIF Biotechnology Fund	$10.00	$11.07	500.67
Rydex VIF S&P 500 Pure Growth Fund	$10.00	$11.27	3,310.16
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.00	$10.95	1,369.24
T. Rowe Price Blue Chip Growth Portfolio-II	$10.00	$11.70	18,209.72
T. Rowe Price Health Sciences Portfolio-II	$10.00	$11.04	4,579.19
Templeton Developing Markets Fund Class 2	$10.00	$11.94	45.34
Templeton Foreign VIP Fund Class 2	$10.00	$10.80	17,778.81
Templeton Global Bond VIP Fund Class 2	$10.00	$9.72	9,794.29
VanEck VIP Global Hard Assets Fund S	$10.00	$10.71	467.78
Western Asset Core Bond Plus Portfolio Class II	$10.00	$10.27	107,785.37
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	$10.27	0.00

1Investment option added 8/1/17

2Formerly Ivy VIP Dividend Opportunities

FINANCIAL STATEMENTS

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 and 2015

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)

------------------------------------------------------------------------------------------

Report of Independent Auditors                                                          1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2017 and 2016                       2

     Consolidated Statements of Income for the years ended
       December 31, 2017, 2016, and 2015                                                3

     Consolidated Statements of Comprehensive Income for the years ended
       December 31, 2017, 2016, and 2015                                                4

     Consolidated Statements of Stockholder's Equity for the years ended
       December 31, 2017, 2016, and 2015                                                5

     Consolidated Statements of Cash Flows for the years ended
       December 31, 2017, 2016, and 2015                                                6

     Notes to Consolidated Financial Statements                                         8

               Report of Independent Auditors

               To the Board of Directors of Midland National Life Insurance Company
               and Subsidiaries:

               We have audited the accompanying consolidated financial statements of
               Midland National Life Insurance Company and its subsidiaries (the
               "Company"), which comprise the consolidated balance sheets as of
               December 31, 2017 and December 31, 2016, and the related consolidated statements of income, of comprehensive income, of stockholder's equity and of cash flows for each of the three years in the period ended
               December 31, 2017.

               Management's Responsibility for the Consolidated Financial
               Statements

               Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

               Auditors' Responsibility

               Our responsibility is to express an opinion on the consolidated financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of
               America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

               An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements.
               The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error.  In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control.  Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

               Opinion

               In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of
               Midland National Life Insurance Company and its subsidiaries as of
               December 31, 2017 and December 31, 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in accordance with accounting principles generally accepted in the United States of America.

               PricewaterhouseCoopers LLP

               March 29, 2018

PricewaterhouseCoopers LLP, 699 Walnut, Suite 1300, Des Moines, IA 50309
T: (515) 246-3800, F: (515) 246 3811, www.pwc.com/us

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
(Amounts in Thousands, except share amounts)
------------------------------------------------------------------------------------------
                                                                                                       December 31,
                                                                                          --------------------------------------
                                                                                                2017                2016
                                                                                          ------------------  ------------------
ASSETS
Investments
    Fixed maturities, available-for-sale, at fair value                                       $  48,400,031       $  42,823,366
    Equity securities, available-for-sale, at fair value                                            408,463             409,220
    Mortgage loans                                                                                4,427,220           4,563,756
    Policy loans                                                                                    357,626             356,356
    Short-term investments                                                                          231,459             313,957
    Derivative instruments                                                                          859,530             554,374
    Other invested assets                                                                           905,661             827,759
                                                                                          ------------------  ------------------
       Total investments                                                                         55,589,990          49,848,788

Cash                                                                                                712,226             295,062
Accrued investment income                                                                           388,237             357,018
Deferred policy acquisition costs and present                                                     2,192,162           2,054,278
value of future profits of acquired businesses
Deferred sales inducements                                                                          568,736             588,989
Other receivables, other assets and property, plant and equipment                                 1,269,932             769,739
Reinsurance receivables                                                                           1,549,551           1,771,520
Separate account assets                                                                           1,925,879           1,572,457
                                                                                          ------------------  ------------------
       Total assets                                                                           $  64,196,713       $  57,257,851
                                                                                          ==================  ==================

LIABILITIES
Policyholder account balances                                                                 $  45,324,064       $  41,782,958
Policy benefit reserves                                                                           1,983,941           1,780,044
Policy claims and benefits payable                                                                  217,581             230,796
Notes payable                                                                                       993,716             499,828
Repurchase agreements, other borrowings and collateral on
    derivative instruments                                                                        6,429,868           5,554,394
Deferred income tax                                                                                 557,390             587,243
Other liabilities                                                                                 1,216,922             685,719
Separate account liabilities                                                                      1,925,879           1,572,457
                                                                                          ------------------  ------------------
       Total liabilities                                                                         58,649,361          52,693,439
                                                                                          ------------------  ------------------

STOCKHOLDER'S EQUITY
Common stock, $1 par value, 1,000 shares authorized,
  issued and outstanding                                                                              2,549               2,549
Additional paid-in capital                                                                          534,875             513,550
Retained earnings                                                                                 3,489,665           3,407,282
Accumulated other comprehensive income                                                            1,520,973             641,391
                                                                                          ------------------  ------------------
    Total Midland National Life stockholder's equity                                              5,548,062           4,564,772
Noncontrolling interest                                                                                (710)               (360)
                                                                                          ------------------  ------------------
       Total stockholder's equity                                                                 5,547,352           4,564,412
                                                                                          ------------------  ------------------
          Total liabilities and stockholder's equity                                          $  64,196,713       $  57,257,851
                                                                                          ==================  ==================

  The accompanying notes are an integral part of the consolidated financial statements.

                                            2

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
(Amounts in Thousands)
------------------------------------------------------------------------------------------

                                                                                          Year ended December 31,
                                                                             --------------------------------------------------
                                                                                  2017             2016              2015
                                                                             ---------------  ---------------   ---------------

REVENUES
Premiums                                                                         $  236,850       $  239,271        $  236,434
Charges on interest sensitive and investment-type products                          557,891          553,899           468,696
Net investment income                                                             2,228,539        1,706,442         1,575,899
Net gains on derivatives and derivative instruments                                 102,698           36,344           282,414
Net realized investment gains                                                        44,220          192,309           123,442

Net impairment loss recognized in earnings                                          (12,740)         (83,433)         (120,462)

Other income (loss)                                                                  15,261           (7,265)             (796)
                                                                             ---------------  ---------------   ---------------
       Total revenue                                                              3,172,719        2,637,567         2,565,627
                                                                             ---------------  ---------------   ---------------

BENEFITS AND EXPENSES
Index credits and interest credited to policyholder account balances              1,491,456          692,026           896,087
Benefits incurred                                                                   699,295          644,525           481,481
Amortization of deferred sales inducements                                           45,144           57,818            93,541
                                                                             ---------------  ---------------   ---------------
       Total benefits                                                             2,235,895        1,394,369         1,471,109

Operating and other expenses (net of commissions and other
    expenses deferred)                                                              349,783          298,690           258,013
Amortization of deferred policy acquisition costs and
    present value of future profits of acquired businesses                           85,022          179,898           197,343
                                                                             ---------------  ---------------   ---------------
    Total benefits and expenses                                                   2,670,700        1,872,957         1,926,465
                                                                             ---------------  ---------------   ---------------

    Income before income taxes                                                      502,019          764,610           639,162

Income tax provision                                                               (228,593)         230,851           172,276
                                                                             ---------------  ---------------   ---------------
       Net income                                                                   730,612          533,759           466,886
                                                                             ---------------  ---------------   ---------------

       Plus: Net (income) loss attributable to noncontrolling interest                  350              461            (4,665)
                                                                             ---------------  ---------------   ---------------

Net income attributable to Midland National Life                                  $ 730,962        $ 534,220         $ 462,221
                                                                             ===============  ===============   ===============

  The accompanying notes are an integral part of the consolidated financial statements.

                                            3

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(Amounts in Thousands)
------------------------------------------------------------------------------------------

                                                                                 Year ended December 31,
                                                                 ----------------------------------------------------------
                                                                       2017                2016                2015
                                                                 -----------------   -----------------   ------------------

Net income                                                           $    730,612        $    533,759         $    466,886
                                                                 -----------------   -----------------   ------------------
Other comprehensive income (loss):
     Net unrealized gain (loss) on available-for-sale
       investments, non-credit portion of OTTI                            619,234            (201,835)            (509,922)
     Change in post-retirement liability                                   (1,108)                162                1,433
     Reclassification of taxes                                            261,456                   -                    -
                                                                 -----------------   -----------------   ------------------
           Total other comprehensive income (loss)                        879,582            (201,674)            (508,489)
                                                                 -----------------   -----------------   ------------------
Comprehensive income (loss)                                             1,610,194             332,085              (41,603)
Plus: Comprehensive income (loss) attributable to
        noncontrolling interest                                               350                 461               (4,665)
                                                                 -----------------   -----------------   ------------------
     Comprehensive income (loss) attributable to
        Midland National Life                                         $ 1,610,544           $ 332,546            $ (46,268)
                                                                 =================   =================   ==================

  The accompanying notes are an integral part of the consolidated financial statements.

                                            4

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(Amounts in Thousands)
------------------------------------------------------------------------------------------

                                     Midland National Life Insurance Co. Stockholder's Equity
                                   ---------------------------------------------------------------
                                                                                   Accumulated
                                                 Additional                           Other                Non-              Total
                                    Common        Paid-in          Retained       Comprehensive        Controlling       Stockholder's
                                     Stock        Capital          Earnings           Income             Interest           Equity
                                   -----------  -------------   ---------------  -----------------   -----------------  ----------------
Balance at December 31, 2014          $ 2,549      $ 476,573       $ 2,737,239        $ 1,351,554             $ 1,545       $ 4,569,460
Total comprehensive income (loss)           -              -           462,221           (508,489)              4,665           (41,603)
Employee stock ownership plan               -         17,320                 -                  -                   -            17,320
Equity transaction with
  noncontrolling interest                   -              -                 -                  -               8,030             8,030
Dividends paid on common stock              -              -          (123,880)                 -                   -          (123,880)
                                   -----------  -------------   ---------------  -----------------   -----------------  ----------------
Balance at December 31, 2015            2,549        493,893         3,075,580            843,065              14,240         4,429,327
Total comprehensive income (loss)           -              -           534,220           (201,674)               (461)          332,085
Capital contribution                        -         18,623                 -                  -                   -            18,623
Employee stock ownership plan               -          1,034                 -                  -                   -             1,034
Equity transaction with
  noncontrolling interest                   -              -                 -                  -             (14,139)          (14,139)
Dividends paid on common stock              -              -          (202,518)                 -                   -          (202,518)
                                   -----------  -------------   ---------------  -----------------   -----------------  ----------------
Balance at December 31, 2016            2,549        513,550         3,407,282            641,391                (360)        4,564,412
Total comprehensive income (loss)           -              -           730,962            618,126                (350)        1,348,738
Capital contribution                        -         21,325                 -                  -                   -            21,325
Employee stock ownership plan               -              -                 -                  -                   -                 -
Equity transaction with
  noncontrolling interest                   -              -                 -                  -                   -                 -
Dividends paid on common stock              -              -          (387,123)                 -                   -          (387,123)
Reclassification of taxes                   -              -          (261,456)           261,456                   -                 -
                                   -----------  -------------   ---------------  -----------------   -----------------  ----------------
Balance at December 31, 2017          $ 2,549      $ 534,875       $ 3,489,665        $ 1,520,973              $ (710)      $ 5,547,352
                                   ===========  =============   ===============  =================   =================  ================

  The accompanying notes are an integral part of the consolidated financial statements.

                                            5

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(Amounts in Thousands)
------------------------------------------------------------------------------------------

                                                                                Year ended December 31,
                                                                ------------------------------------------------------
                                                                     2017               2016               2015
                                                                ----------------   ----------------  -----------------

OPERATING ACTIVITIES
Net income                                                          $   730,612        $   533,759        $   466,886
Adjustments to reconcile net income to net cash
    provided by operating activities
    Amortization of deferred policy acquisition costs,
        deferred sales inducements and present value
        of future profits of acquired businesses                        130,166            237,716            290,884
    Net amortization of premiums and discounts
        on investments                                                 (108,195)          (132,849)          (147,613)
    Amortization of index options                                       519,793            297,169            327,674
    Employee stock ownership plan                                             -              1,034             17,320
    Policy acquisition costs deferred                                  (328,359)          (389,265)          (349,561)
    Sales inducements deferred                                          (55,310)           (94,747)          (116,128)
    Net realized investment (gains) and net
        impairment losses recognized in earnings                        (31,480)          (108,876)            (2,980)
    Net (gains) on derivatives and derivative
        instruments                                                    (102,698)           (36,344)          (282,414)
    Provision (benefit) for deferred income taxes                      (350,254)            38,465             34,488
    Net index credits, interest credited and product charges on
        interest sensitive and investment-type products               1,351,157            471,429            771,376
    Changes in other assets and liabilities
       Net receivables                                                 (224,128)          (180,378)          (277,572)
       Net payables                                                      29,852            (77,170)            15,816
       Policy benefits and reserves                                     354,693            443,547            180,068
       Other, net                                                       (27,125)            63,732             73,375
                                                                ----------------   ----------------  -----------------
        Net cash provided by operating activities                   $ 1,888,724        $ 1,067,222        $ 1,001,619
                                                                ----------------   ----------------  -----------------

                                       (continued)
  The accompanying notes are in integral part of the consolidated financial statements.

                                            6

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS (continued)
FOR THE YEARS ENDED DECEMBER 31, 2016, 2015, and 2014
(Amounts in Thousands)
------------------------------------------------------------------------------------------

                                                                                Year ended December 31,
                                                                ------------------------------------------------------
                                                                     2017               2016               2015
                                                                ----------------   ----------------  -----------------

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
    Fixed maturities                                               $  8,161,851       $  8,417,266       $  6,056,586
    Equity securities                                                    58,410            156,643            153,572
    Mortgage loans                                                      637,287            417,589            196,255
    Other invested assets                                               224,786            197,605             79,143
Cost of investments acquired
    Fixed maturities                                                (12,423,736)       (14,867,896)        (8,192,704)
    Equity securities                                                   (43,699)           (92,982)           (51,664)
    Mortgage loans                                                     (500,488)          (593,178)        (1,661,568)
    Derivative instruments                                             (106,770)          (174,632)          (234,002)
    Other invested assets                                              (235,994)          (180,434)           (34,949)
Net change in policy loans                                               (1,270)             1,449              4,376
Net change in short-term investments                                     82,498            488,340           (120,945)
Net change in collateral on derivatives                                  82,349            145,630           (102,798)
Net change in amounts due to/from brokers                                65,175           (206,361)             2,648
                                                                ----------------   ----------------  -----------------
    Net cash used in investing activities                            (3,999,601)        (6,290,961)        (3,906,050)
                                                                ----------------   ----------------  -----------------

FINANCING ACTIVITIES
Receipts from universal life and investment products                  4,569,678          6,915,383          5,128,084
Benefits paid on universal life and investment products              (2,950,587)        (2,607,978)        (2,646,427)
Net change in repurchase agreements and other borrowings                793,125          1,142,070            319,775
Net change in notes payable                                             481,623                  -                  -
Capital contributions received                                           21,325             18,623                  -
Capital contributions received from noncontrolling interest                   -            102,249              8,031
Dividends paid on common stock                                         (387,123)          (202,518)          (123,880)
                                                                ----------------   ----------------  -----------------
    Net cash provided by financing activities                         2,528,041          5,367,829          2,685,583
                                                                ----------------   ----------------  -----------------

Net change in cash                                                      417,164            144,090           (218,848)

Cash at beginning of year                                               295,062            150,972            369,820
                                                                ----------------   ----------------  -----------------

Cash at end of year                                                 $   712,226        $   295,062        $   150,972
                                                                ================   ================  =================

SUPPLEMENTAL INFORMATION
    Cash paid during the year for
    Income taxes                                                    $   164,075        $   262,191        $   200,000
    Interest on other borrowings                                         40,199             14,943              7,259

  The accompanying notes are in integral part of the consolidated financial statements.

                                            7

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
------------------------------------------------------------------------------------------

                                            20

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland  National Life  Insurance  Company and  Subsidiaries  ("Midland  National"
        or the  "Company")  is a wholly  owned  subsidiary  of  Sammons  Financial  Group,
        Inc.   ("SFG").   SFG  is  an  indirect   wholly  owned   subsidiary   of  Sammons
        Enterprises,   Inc.   ("SEI").   Midland   National   has   three   wholly   owned
        subsidiaries.   MNL  Reinsurance   Company  ("MNL  Re")  and  Solberg  Reinsurance
        Company  ("Solberg  Re") are  captive  reinsurance  companies  domiciled  in Iowa.
        Midland  National  Services  Corporation,  LLC  ("MNSC")  is  a  Delaware  Limited
        Liability  Company  created as a wholly owned  subsidiary  of Midland  National to hold agreed  amounts for  payment of facility  fees and other  amounts due under a credit  facility  agreement  that governs a letter of credit  arrangement  between several  SFG  entities  and a  large  commercial  bank.  Midland  National  offers individual  life and annuity  products in 49 states and the  District of Columbia.
        The  Company  is  affiliated   through   common   ownership  with  North  American
        Company   for  Life  and  Health   Insurance   ("North   American")   and  Sammons
        Institutional Group, Inc. ("SIG").

        Basis of presentation

        The  consolidated  financial  statements  have been  prepared in  conformity  with
        accounting   principles  generally  accepted  in  the  United  States  of  America
        ("GAAP")  and  reflect the  consolidation  of the  Company  with its wholly  owned subsidiaries  and  all  entities  for  which  it  holds  a  controlling  financial interest.  Intercompany transactions have been eliminated in consolidation.

        The Company has a financial  interest in several  entities where it is required to determine  whether the entity should be  consolidated  in the Company's  financial statements.  For each  financial  interest,  the  Company  performs an analysis to determine  whether it has a controlling  financial  interest in an entity by first evaluating  whether the entity is a voting interest entity or a variable  interest entity ("VIE").  The analysis requires the evaluation of several  characteristics, including the  determination of whether an entity has sufficient equity at risk to allow it to adequately  finance its activities,  the  determination of whether the party with the power to direct the activities of the entity has equity  investment at risk in the  entity,  and  whether  the  equity  investment  at risk  lacks the obligation to absorb  expected  losses or the right to receive  expected  residual returns.

        Voting  interest  entities are entities in which the total  equity  investment  at risk is  sufficient to enable the entity to finance its  activities  independently and the equity holders have the obligation to absorb losses,  the right to receive residual returns,  and the right to make decisions about the entity's  activities.
        The  usual  condition  for  a  controlling  financial  interest  in an  entity  is ownership of a majority voting  interest.  Accordingly,  the Company  consolidates voting interest entities in which it has a majority voting interest.

        If an entity is  determined  to be a VIE, the next step is the  identification  of the  primary  beneficiary  of the VIE. An  enterprise  is deemed to be the primary beneficiary  of a VIE if it has both (i) the power to direct the activities of the entity that most significantly  impact the VIE's economic success and (ii) has the obligation  to  absorb  losses or  receive  benefits  that  could  potentially  be significant  to  the  VIE.  The  Company  determines  whether  it is  the  primary beneficiary  of a VIE by performing an analysis that  principally  considers:  (i)
        the VIE's  purpose and design,  including the risks the VIE was designed to create and  pass  through  to its  variable  interest  holders,  (ii) the  VIE's  capital structure,  (iii) the terms between the VIE and its variable  interest holders and other parties  involved with the VIE, (iv) which  variable  interest  holders have the power to direct the activities of the VIE that most  significantly  impact the
        VIE's  economic  performance,   (v)  which  variable  interest  holders  have  the
        obligation  to absorb  losses or the right to receive  benefits  from the VIE that
        could   potentially   be   significant   to  the  VIE  and  (vi)   related   party
        relationships.  The  party  that  is  the  primary  beneficiary  consolidates  the
        financial   results  of  the  VIE.  The  Company  will   continue  to  assess  its
        investments  on  an  ongoing  basis  as   circumstances   may  change  whereby  an
        entity  could be  determined  to be a VIE.  The  Company  could  become a  primary beneficiary in such a VIE, or an entity's  characteristics could change whereby it
        is  no  longer  a  VIE.  All  of  these  situations   could   potentially  have  a
        corresponding  impact  on  the  Company's   consolidated   financial   statements.
        When the Company does not have a controlling  financial  interest in an entity but exerts  significant  influence over the entity's  operating and financial policies
        (generally  defined  as  owning  a  voting  interest  of 20% to  50%)  and  has an
        investment   in  common  stock  or   in-substance   common   stock,   the  Company
        primarily  accounts for its investment using the equity method of accounting.  For certain  limited  partnerships,  the threshold for the equity method of accounting is 5%.

        See Note 7 for  further  discussion  related  to the  Company's  involvement  with
        VIEs.

        Use of estimates

        The  preparation  of  financial   statements  in  conformity  with  GAAP  requires
        management   to  make   estimates  and   assumptions   that  affect  the  reported
        amount  of  assets  and  liabilities  and  disclosure  of  contingent  assets  and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual  results could differ significantly from those estimates.

        The  most  significant  areas  which  require  the use of  management's  estimates
        relate  to  the   determination  of  the  fair  values  of  financial  assets  and liabilities,  derivatives  and derivative  instruments,  impairment of securities, income taxes,  deferred policy acquisition costs ("DAC"),  present value of future profits of acquired  businesses  ("PVFP"),  deferred  sales  inducements  ("DSI"), reinsurance receivables and policy benefit reserves.

        Interest rate risk

        The  Company  is  subject to the risk that  interest  rates will  change and cause
        changes   in   investment   prepayments   and   changes   in  the   value  of  its
        investments.  Policyholder  persistency  is also  affected  by changes in interest rates.  The Company  manages its interest  rate risk by  monitoring  its asset and liability  durations  within a predetermined  range. It will mitigate this risk by rebalancing  assets  when  it  approaches  the  boundaries  of the  pre-determined range.  To the extent that  fluctuations  in  interest  rates cause the cash flows
        and  duration  of  assets  and   liabilities   to  differ  from  product   pricing
        assumptions,  the  Company  may have to sell assets  prior to their  maturity  and realize a loss.

        Liquidity risk

        Market  conditions for fixed income  securities  could be such that illiquidity in the markets  could make it difficult  for the Company to sell  certain  securities and generate cash to meet  policyholder  obligations.  Management  believes it has adequate liquidity in its investment  portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty risk

        The  Company  enters  into  derivative  and  repurchase  agreements  with  various financial institution  counterparties.  The Company is at risk that any particular counterparty will fail to fulfill its obligations  under  outstanding  agreements.
        The  Company  generally  limits  this  risk  by  selecting   counterparties   with
        long-standing  performance  records and with credit  ratings of "A" or above.  The amount of exposure to each  counterparty is essentially  the net replacement  cost or fair value for such agreements with each counterparty,  as well as any interest due the Company from the last interest  payment period less any collateral  posted by the counterparty.

        Fair value of financial assets, financial liabilities, and financial instruments

        The Company can elect an option to record at fair value certain  financial  assets and financial  liabilities.  The election is  irrevocable  and is made contract by contract.  The Company  has  elected to utilize the fair value  option for certain fixed maturity investments designated as hybrid instruments.

        Fair  value  estimates  are  significantly   affected  by  the  assumptions  used,
        including  discount rates and estimates of future cash flows.  Although fair value
        estimates  are  calculated  using   assumptions   that  management   believes  are
        appropriate,   changes  in  assumptions   could  cause  these  estimates  to  vary
        materially.   In  that  regard,   the  derived  fair  value  estimates  cannot  be
        substantiated  by  comparison  to  independent  markets and, in some cases,  could not be realized in the immediate settlement of the instruments.  Accordingly,  the
        aggregate  fair  value  amounts   presented  in  Note  3  may  not  represent  the
        underlying value to the Company.

        The Company uses the following  methods and  assumptions  in  estimating  the fair value of its financial instruments:

        Available-for-sale securities

        Fair value for fixed  maturity and equity  securities is obtained  primarily  from independent  pricing  sources,  broker  quotes and fair  value/cash  flow  models.
        Fair value is based on quoted market prices,  where available.  For securities not actively  traded,  fair value is estimated using values obtained from  independent pricing  services or broker  quotes.  When values are not  available  from pricing services  or  broker  quotes,  such  as  private  placements  including  corporate securities,  asset-backed securities,  commercial  mortgage-backed and residential
        mortgage-backed   securities,   fair  value  may  be  estimated   by   discounting
        expected  future cash flows using a current  market rate  applicable to the yield, credit quality and maturity of the investments.

        Mortgage loans

        Fair value for  mortgage  loans is  estimated  using a  duration-adjusted  pricing methodology  that  reflects  changes  in market  interest  rates and the  specific interest-rate  sensitivity  of each  mortgage.  Price  changes  derived  from  the
        monthly   duration-adjustments  are  applied  to  the  mortgage  portfolio.   Each
        mortgage  modeled is assigned a spread  corresponding  to its risk profile.  These spreads are adjusted for current  market  conditions.  Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term investments

        The fair value amounts for  short-term  investments,  which  primarily  consist of money  market  funds,  direct  reverse  repurchase  agreements,  certain  interest bearing deposits held by various  commercial banks,  certificates of deposit,  and
        fixed  income   securities   acquired   with  less  than  one  year  to  maturity,
        approximates carrying value due to their short-term nature.

        Derivative instruments

        Fair  value for  options is based on  internal  financial  models or  counterparty
        quoted   prices.   Variation   margin   accounts,   consisting  of  cash  balances
        applicable to open futures  contracts,  held by counterparties are reported at the cash balances,  which is equal to fair value.  Fair value for interest rate swaps, interest rate floors,  interest  rate caps,  foreign  currency  forwards and other derivatives  is based on  exchange  prices,  broker  quoted  prices or fair values provided by the counterparties.

        Other invested assets

        Other  invested  assets  consist  primarily of limited  partnerships.  The Company measures  the fair  value of  limited  partnerships  on the basis of the net asset value per share of the  investment  (or its  equivalent) if the net asset value of the investment (or its  equivalent) is calculated in a manner  consistent with the
        measurement   guidance  issued  by  the  Financial   Accounting   Standards  Board
        ("FASB") for investment companies as of the reporting entity's measurement date.

        Reinsurance receivables - embedded derivatives from reinsurance ceded

        Fair value for embedded  derivatives  related to  coinsurance  with funds withheld treaties  for  indexed  annuities  is  determined  based  on  fair  values  of the financial  instruments in the funds withheld  portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Fair value for the embedded  derivative  related to a modified  coinsurance treaty for multi-year  guaranteed  annuities is based on the difference  between the fair value and the cost basis of the financial instruments  applicable to the Company's modified coinsurance agreement.

        Separate account assets

        Separate  account  assets are reported at fair value in the  consolidated  balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder account balances

        Fair value for the Company's  liabilities for investment-type  insurance contracts is estimated using two methods.  For those contracts  without a defined  maturity, the fair value is  estimated  as the  amount  payable  on demand  (cash  surrender value).  For those contracts with known maturities,  fair value is estimated using discounted  cash flow  calculations  using interest rates  currently being offered for  similar  contracts  with  maturities  consistent  with  the  contracts  being
        valued.   The  reported   value  of  the   Company's   investment-type   insurance
        contracts   includes  the  fair  value  of  indexed  life  and  annuity   embedded
        derivatives  which are calculated using discounted cash flow valuation  techniques based on current interest rates adjusted to reflect credit risk and risk margin.

        Notes payable

        The fair value of the Company's  notes  payable is derived from a discounted  cash flow model using current market rates applicable to the yield,  credit quality and maturity of the notes.

        Repurchase   agreements,   other   borrowings   and   collateral   on   derivative
        instruments

        The fair value of the  Company's  repurchase  agreements is tied to the fair value of the  underlying  collateral  securities.  The fair  value  of other  borrowings which  consists  of  borrowings  from the  Federal  Home Loan  Bank of Des  Moines
        ("FHLB"),  approximates  its reported  value due to its short  maturity.  The fair value of collateral on derivative instruments  approximates the carrying value due to the short-term nature of the investment.  These  investments  primarily consist of cash and fixed income securities.

        Investments and investment income

        Available-for-sale securities

        The  Company is required to classify  its fixed  maturity  investments  (bonds and
        redeemable    preferred    stocks)    and   equity    securities    (common    and
        non-redeemable  preferred  stocks)  into  three  categories:  securities  that the
        Company  has  the  positive  intent  and the  ability  to  hold  to  maturity  are classified as "held-to-maturity;"  securities that are held for current resale are
        classified   as  "trading   securities;"   and   securities   not   classified  as
        held-to-maturity     or    as    trading     securities    are    classified    as
        "available-for-sale."  Investments  classified  as trading  or  available-for-sale are  required  to be reported at fair value in the  consolidated  balance  sheets.
        The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale  securities  are  carried  at fair  value  with the  unrealized holding gains  (losses) and non-credit  related  impairment  losses  included as a component  of  other  comprehensive  income  (loss)  ("OCI")  in the  consolidated
        statements   of   comprehensive   income.   OCI  is   reported   net  of   related
        adjustments to intangibles  (primarily DAC, DSI,  unearned  revenue  liability and future policy  benefits),  deferred income taxes,  and the accumulated  unrealized holding  gains  (losses)  on  securities  sold which are  released  into income as realized investment gains (losses).

        For   collateralized    mortgage    obligations   ("CMOs")   and   mortgage-backed
        securities,  the  Company  recognizes  income  using a  constant  effective  yield
        based  on  anticipated   prepayments  and  the  estimated  economic  life  of  the
        securities.  When actual  prepayments  differ from  anticipated  prepayments,  the
        effective   yield  is   recalculated  to  reflect  actual  payments  to  date  and anticipated  future  payments.  The net  investment in the security is adjusted to the amount  that would  have  existed  had the new  effective  yield been  applied since  the  acquisition  of the  security.  This  adjustment  is  included  in net
        investment   income.   Included  in  this  category  is  approximately   $209,861,
        $178,756  and  $168,153 of  mortgage-backed  securities  that are all or partially collateralized  by  sub-prime  mortgages  at  December  31,  2017,  2016 and 2015, respectively.  A  sub-prime  mortgage  is defined  as a mortgage  with one or more of the following  attributes:  weak credit score, high debt-to-income  ratio, high loan-to-value  ratio or  undocumented  income.  At  December  31,  2017,  2016 and
        2015,  100%,  99%  and  98%,   respectively  of  the  Company's   securities  with
        sub-prime exposure were rated as investment grade.

        Mortgage loans

        Mortgage loans consist  principally  of commercial  mortgage loans and are carried at the  adjusted  unpaid  balances.  The  Company's  lending  policies  allow  for primarily  first-lien  mortgages  that  generally  do not  exceed  77% of the fair market value of the property  allowing for sufficient  excess collateral to absorb losses  should the Company be required to  foreclose  and take  possession  of the collateral.  The  mortgage  portfolio  invests  primarily  in larger  metropolitan areas  across  the U.S.  and is  diversified  by type of  property.  Property  and casualty  insurance  is required on all  properties  covered by mortgage  loans at least  equal to the  excess  of the loan  over the  maximum  loan  which  would be
        permitted  by  law  on  the  land  without  the  buildings.   Interest  income  on
        non-performing loans is generally recognized on a cash basis.

        Policy loans

        Policy loans are carried at unpaid principal  balances,  which are approximates of fair value.

        Short-term investments

        Short-term  investments  primarily  consist of money market funds,  direct reverse
        repurchase   agreements,   certain  interest  bearing  deposits  held  by  various
        commercial banks, certificates of deposit, and fixed income securities,  stated at amortized cost, acquired with less than one year to maturity.

        Derivative instruments

        Derivative  instruments  consist  of  options,   futures,  interest  rate  floors,
        interest  rate  caps,   foreign   currency   forwards  and  interest  rate  swaps.
        Derivative instruments are reported at fair value.

        Other invested assets

        Other invested assets are primarily comprised of limited  partnerships and certain investments  held by VIE's in  situations  where the Company  has been  determined to be the primary  beneficiary.  Limited  partnerships are reported on the cost or equity  method of accounting  depending on the  respective  ownership  percentage, ability to control or  election  to apply fair value  accounting.  In most  cases, the carrying  amounts  represent  the Company's  share of the entity's  underlying equity reported in its balance sheet.

        Other-than-temporary impairment losses

        The  Company  reviews  its  investments  to  determine  if  declines  in value are other-than-temporary.  If the fair  value  of a fixed  maturity  is less  than its amortized  cost basis or an equity  security is less than its original  cost basis at the balance  sheet date,  the Company  must assess  whether the  impairment  is other-than-temporary.

        The  Company  evaluates  factors in its  assessment  of whether a decline in value is  other-than-temporary.  Some of the  factors  evaluated  include  the  issuer's ability  to pay  the  amounts  due  according  to  the  contractual  terms  of the investment,  the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions  specifically related to the security,  changes to the  rating of the  security  by a rating  agency,  changes  in the  quality of underlying  credit  enhancements  and  changes in the fair  value of the  security subsequent to the balance sheet date.

        For fixed income  securities,  when an  other-than-temporary  impairment  ("OTTI")
        has  occurred,  the amount of the  impairment  charged  against  earnings  depends on whether the Company  intends to sell the  security or more likely than not will be required to sell the security  before  recovery of its amortized cost basis. If the Company  intends to sell the security or more likely than not will be required to sell the  security  before  recovery of its  amortized  cost basis,  the entire impairment  is  recognized  as a charge  against  earnings.  If the  Company  does not  intend to sell the  security  and it is not more  likely  than not it will be required to sell the security  before  recovery of its amortized  cost basis,  the impairment  is  bifurcated  into a credit  related loss and a  non-credit  related loss. The credit  related loss is measured as the  difference  between the present value of cash flows  expected to be collected  from the debt security and the debt security's  amortized  cost.  The amount of the credit  related loss is recognized as a charge against  earnings.  The difference  between the unrealized loss on the impaired debt  security and the credit  related loss charged  against  earnings is the non-credit related loss that is recognized in OCI.

        The  Company  uses a single  best  estimate  of cash flows  approach  and uses the effective  yield prior to the date of impairment to calculate the present value of
        cash  flows.   The   Company's   assumptions   for   residential   mortgage-backed
        securities,    commercial   mortgage-backed    securities,    other   asset-backed
        securities  and  collateralized   debt  obligations  include  collateral  pledged,
        scheduled  interest payments,  default levels,  delinquency rates and the level of nonperforming  assets for the remainder of the  investments'  expected  term.  The
        Company's  assumptions for corporate and other fixed maturity  securities  include scheduled  interest  payments and an estimated  recovery  value,  generally  based on a percentage return of the current market value.

        After  an  other-than-temporary  impairment,  the  new  cost  basis  is the  prior amortized  cost less the credit  loss.  The adjusted  cost basis is generally  not adjusted for  subsequent  recoveries  in fair value.  However,  if the Company can reasonably  estimate  future cash flows after an  other-than-temporary  impairment and the expected cash flows  indicate some or all of the credit  related loss will be  recovered,  the discount or reduced  premium  recorded is  amortized  over the remaining  life of the security.  Amortization  in this instance is computed using the  prospective  method and is  determined  based on the current  estimate of the amount and timing of future cash flows.

        For equity securities,  an  other-than-temporary  impairment has occurred when the
        Company  determines  that it does not  have  the  ability  or  intent  to hold the security until a recovery of the original cost or the Company  determines that the security  will not recover to original  cost within a  reasonable  amount of time.
        The  Company  determines  what  constitutes  a  reasonable  amount  of  time  on a security by security basis by  considering  all available  evidence  including the length of time and  magnitude by which the fair value of the security is less than original cost.

        During  2017,  2016  and  2015,  the  Company   recorded   $12,740,   $83,433  and
        $120,462,  respectively,  of realized losses as a result of OTTI. These losses are included  in net  impairment  loss  recognized  in  earnings  in the  consolidated statements of income.

        Investment income

        Investment  income is recorded  when earned and includes  interest  and  dividends
        received  and  accrued,   amortization  of  purchased  premium  and  discounts  on
        securities,  certain  proceeds from  derivatives  and equity earnings from limited
        partnerships.   Dividends  are  recorded  on  the  ex-dividend  date.   Investment
        expenses are reported as a reduction in investment income.

        Net realized investment gains (losses)

        Net realized  investment  gains  (losses) are  determined on the basis of specific identification of the investments.

        See Note 4 for further  discussion of the  Company's  investments  and  investment income.

        Cash

        Cash  consists of deposits  held by various  commercial  and  custodial  banks and represent short term, highly liquid investments,  which are readily convertible to cash.  The  Company  treats  certain  accounts  held by various  commercial  banks
        and  money   market   accounts  as   short-term   investments.   The  Company  has
        deposits  with  certain  financial  institutions  which exceed  federally  insured
        limits.  The  Company  has  reviewed  the   creditworthiness  of  these  financial
        institutions and believes there is minimal risk of material loss.

        Derivatives and derivative instruments

        The Company uses  derivative  instruments  to manage its fixed  indexed and policy obligation  interest  guarantees and interest rate and credit risks  applicable to its  investments.  To mitigate these risks,  the Company enters into interest rate agreements,  interest  rate floors,  interest  rate caps,  futures  contracts  and equity  indexed  call and put  options.  To  qualify  for  hedge  accounting,  the
        Company  is  required  to  formally  document  the  hedging  relationship  at  the
        inception  of  each  derivative  transaction.   This  documentation  includes  the
        specific  derivative  instrument,  risk management  objective,  hedging  strategy,
        identification   of  the  hedged  item,   specific   risk  being  hedged  and  how
        effectiveness  will  be  assessed.  To  be  considered  an  effective  hedge,  the derivative  must be highly  effective in offsetting  the  variability  of the cash flows  or  the  changes  in  fair  value  of the  hedged  item.  Effectiveness  is evaluated  on a  retrospective  and  prospective  basis.  As of December 31, 2016, the Company had no  derivatives  that  qualify as  effective  hedges.  The Company
        also  uses  foreign   currency   forwards  to  protect  itself  against   currency
        fluctuations between trade and settlement dates on foreign financial instruments.

        Derivative  instruments are carried at fair value, with changes in derivative fair value  related  to  non-hedge  derivatives  reflected  as net  gains  (losses)  on derivatives and derivative instruments in the consolidated statements of income.

        The  Company   has  certain   reinsurance   arrangements   and  fixed   maturities
        containing embedded  derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor.

        The  agreements  between the Company and its  derivatives  counterparties  require the posting of  collateral  when the market  value of the  derivative  instruments exceeds  the cost of the  instruments.  Under  guidelines  implemented  under  the
        Dodd-Frank  Wall  Street  Reform  and  Consumer  Protection  Act,  the  Company or
        its  counterparties  are required to post initial and variation margin  collateral for certain swap  derivatives  entered into on or after June 10, 2013.  Collateral posted by  counterparties  is reported in the consolidated  balance sheets in cash and fixed income securities with a corresponding  liability reported in repurchase agreements, other borrowings and collateral on derivative instruments.

        See Note 5 for further  discussion of the  Company's  derivatives  and  derivative instruments.

        Accrued investment income

        Accrued  investment  income  consists  of  amounts  due  on  invested  assets.  It excludes amounts the Company does not expect to receive.

        Deferred  policy  acquisition  costs  and  present  value  of  future  profits  of acquired businesses

        Policy  acquisition  costs  that vary  with,  and are  related  to the  successful acquisition  of new and renewal  insurance  contracts  are  deferred to the extent that such costs are deemed  recoverable  from  future  profits.  The costs  result directly  from and are  essential to the contract  transaction  and would not have been  incurred by the Company had the  contract  transaction  not  occurred.  Such costs include  commissions,  policy issuance,  underwriting and medical inspection fees.  For  traditional  insurance  policies,  such costs are  amortized  over the estimated  premium  paying  period of the related  policies in  proportion  to the ratio of the annual premium revenues to the total  anticipated  premium  revenues.
        For interest sensitive  policies,  these costs are amortized over the lives of the policies in relation to the present value of actual and estimated  gross  profits.
        Recoverability  of DAC is evaluated  on an annual  basis by comparing  the current estimate of future profits to the unamortized asset balance.

        The PVFP  represents  the portion of the  purchase  price of blocks of  businesses that was allocated to the future  profits  attributable  to the insurance in force at the dates of  acquisition.  The PVFP is amortized in relationship to the actual and expected  emergence of such future  profits.  Based on current  conditions and assumptions as to future  events,  the Company  expects to amortize  ($3),  ($15),
        ($1),  $18 and $53 of the existing  PVFP over the next five years.  Recoverability of the PVFP is evaluated  periodically by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 9 for further discussion of the Company's DAC and PVFP.

        Deferred sales inducements

        The  Company   defers   certain  sales   inducement   costs.   Sales   inducements
        consist  of  premium  bonuses  and  bonus  interest  on  the  Company's  life  and
        annuity   products.   The  Company   accounts   and  reports  for  certain   sales
        inducements   whereby   capitalized   costs  are   reported   separately   in  the
        consolidated  balance  sheets  and  the  amortization  of  the  capitalized  sales inducements  is  reported as a separate  component  of  insurance  benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 9 for further discussion of the Company's DSI.

        Adjustments  of  DAC,  DSI,  and  PVFP  are  made  periodically  upon  changes  to
        current  or  estimates  of  future  gross   profits  on  interest   sensitive  and
        investment-type products to be realized from a group of policies.

        To the extent that  unrealized  investment  gains or losses on  available-for-sale securities would result in an adjustment to the amortization  pattern of DAC, DSI, and PVFP had those gains or losses  actually been realized,  the  adjustments  are recorded  directly  to  stockholders'  equity  through  OCI  as an  offset  to the unrealized investment gains or losses on available-for-sale securities.

        Reinsurance receivables

        Liabilities ceded to reinsurance  companies and receivables related to obligations
        due  from  those   reinsurers   to  the  Company  are   reported  as   reinsurance
        receivables.  Funds withheld liabilities and embedded derivatives  associated with certain annuity  coinsurance  with funds withheld  agreements are also reported as reinsurance  receivables  in the  consolidated  balance  sheets.  The Company uses reinsurance  for risk  mitigation  on life and  annuity  products  and, in certain cases,  capital  relief.  The  Company  generally  reinsures  the  excess  of each individual  risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company  remains  contingently  liable for the  liabilities  ceded in the  event  the  reinsurers  are  unable  to  meet  their  obligations  under  the reinsurance  agreements.  To limit the  possibility  of such  losses,  the Company
        evaluates   the   financial   condition  of  its   reinsurers   and  monitors  its
        concentration  of credit risk.  The Company  generally  reinsures  with  companies rated "A" or  better by A.M.  Best.  The  Company  monitors  these  ratings  on an on-going  basis  as it is at risk  that a  reinsurer  may be  downgraded  after an agreement has been entered.

        Separate account assets and liabilities

        The  separate  accounts  held  by  the  Company  are  funds  on  which  investment income and gains or losses accrue  directly to certain  policyholders.  The assets of these  accounts  are legally  separated  and are not subject to the claims that may arise out of any other  business  of the  Company.  The  Company  reports  its separate  account  assets  at fair  value.  The  underlying  investment  risks are assumed by the  policyholders.  The Company  records the  related  liabilities  at amounts equal to the fair value of the  underlying  assets.  The Company  reflects these assets and  liabilities in separate  account  assets and  liabilities in the
        consolidated   balance   sheets.   The   Company   reports  the  fees  earned  for
        administrative  and policyholder  services  performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policyholder liabilities

       Policyholder account balances

        Policyholder  account  balances for  annuity,  universal  life and other  interest sensitive life insurance and investment  contracts,  reported in the  consolidated
        balance   sheets   as   policyholder   account   balances   of   $45,324,064   and
        $41,782,958  at December 31, 2017 and 2016,  respectively,  are  determined  using the  retrospective  deposit method.  Policyholder  account balances consist of the
        policyholder   deposits  and  credited  interest  and  fixed  index  credits  less surrender  charges  as well as charges  for  mortality  and policy  administrative expenses.  Interest  crediting  rates ranged  primarily from 0.5% to 6.45% in 2017 and 2016.  For annuity and life  contracts  with returns  linked to performance of an underlying  market index,  policyholder  reserves equal the combined fair value of the embedded derivative and the guaranteed component of the contract.

       Policy benefit reserves

        Policy benefit  reserves for traditional life insurance  policies  reported in the
        consolidated   balance  sheets  of  $1,983,941  and  $1,780,044  at  December  31,
        2017 and 2016,  respectively,  generally  are  computed  by the net level  premium method  based on estimated  future  investment  yield,  mortality,  morbidity  and withdrawals  that  were  appropriate  at the  time the  policies  were  issued  or acquired.  Interest  rate  assumptions  ranged  from  5.50%  to  9.00% in 2017 and
        5.70% to 9.00% in 2016.

        Included  in  the  Company's   policyholder   account  value  and  policy  benefit
        reserves are additional  reserves held for certain long duration  contracts  where benefit  features result in gains in early years followed by losses in later years as well as  additional  reserves for  annuities  with certain  guaranteed  minimum withdrawal or guaranteed minimum death benefits.

        Policy claims and benefits

        The liability  for policy  claims and benefits  payable  includes  provisions  for reported claims and estimates for claims  incurred but not reported,  based on the terms  of the  related  policies  and  contracts  and on prior  experience.  Claim liabilities  are based on  estimates  and are  subject to future  changes in claim severity and  frequency.  Estimates  are  periodically  reviewed  and  adjustments are reflected in benefits incurred in the consolidated statements of income.

        Recognition of traditional life insurance revenue and policy benefits

        Traditional  life  insurance  products  include  those  products  with  fixed  and guaranteed  premiums and  benefits.  Life  insurance  premiums are  recognized  as premium  income  when due.  Benefits  and  expenses  are  associated  with  earned premiums  so as to  result  in  recognition  of  profits  over  the  life  of  the contracts.  This  association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Recognition   of  revenue  and  policy   benefits  for  interest   sensitive  life
        insurance products and investment contracts ("interest sensitive policies")

        Interest  sensitive  policies are issued on a periodic and single  premium  basis.
        Amounts  collected  are  credited  to  policyholder  account  balances.   Revenues
        from interest sensitive policies consist of charges assessed against  policyholder account balances for the cost of insurance,  policy administration,  and surrender charges.  Revenues  also  include  investment  income  related to the  investments that support the policyholder  account  balances.  Policy benefits and claims that are  charged  to  expense  include  benefits  incurred  in the period in excess of related  policyholder  account balances.  Benefits also include interest and fixed index amounts credited to the account balances.

        Repurchase agreements

        As  part  of  its  investment   strategy,   the  Company  enters  into  repurchase
        agreements   to   increase   the   Company's   investment   return.   The  Company
        accounts  for  these  transactions  as  secured   borrowings,   where  the  amount
        borrowed  is tied to the  fair  value  of the  underlying  collateral  securities.
        Repurchase   agreements   involve  a  sale  of  securities  and  an  agreement  to
        repurchase  the same  securities at a later date at an  agreed-upon  price.  As of
        December   31,   2017  and   2016,   there   were   $3,830,038   and   $3,549,703,
        respectively,   of  such   agreements   outstanding.   The  collateral  for  these
        agreements is reported in fixed maturities in the consolidated balance sheets.

        Income taxes

        Midland  National  files  a  consolidated  Federal  income  tax  return  with  its
        wholly-owned  subsidiaries,   MNL  Re  and  Solberg  Re.  The  Company  recognizes
        deferred  income tax assets and  liabilities  for the expected  future tax effects attributable  to temporary  differences  between the  financial  statement and tax return  bases of assets and  liabilities,  based on enacted tax rates  expected to apply to  taxable  income  in the  periods  in which  the  deferred  tax  asset or liability  is expected  to be  realized or settled.  The effect of a change in tax laws or rates on deferred tax assets and  liabilities  is  recognized in income in the period in which such  change is  enacted.  Deferred  tax assets are reduced by a valuation  allowance  if it is more likely than not that all or some  portion of the deferred tax assets will not be realized.

        If applicable,  the Company's liability for income taxes would include a liability for  unrecognized  tax benefits,  interest and penalties which relate to tax years still  subject to review by the IRS or other  taxing  jurisdictions.  The  Company recognizes tax benefits only on tax positions  where it is more likely than not to prevail if reviewed by the IRS or another taxing authority.

        Comprehensive income

        Comprehensive   income  for  the  Company  includes  net  income  and  OCI,  which
        includes  changes  in  pension  liability  and  post-retirement   liability,   net
        unrealized  investment  gains  (losses)  on  available-for-sale   securities,  and
        non-credit portion of OTTI losses.

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently adopted authoritative guidance

        Simplifying the Presentation of Debt Issuance Costs

        In April 2015,  the FASB issued  guidance  requiring  changes to the balance sheet presentation  of debt  issuance  costs.  The change  requires  that debt  issuance costs be presented in the balance  sheet as a direct  deduction  from the carrying amount of the related debt liability.  The new guidance became  effective  January
        1, 2016 and  retrospective  application  is required.  The guidance did not have a material impact on the Company's financial statements.

        Consolidation

        In  February  2015,  the FASB  issued  an  update  to the  consolidation  guidance
        regarding  VIEs.  The  updated  guidance   changed  the  evaluation   process  and
        criteria in determining  whether an identified VIE is required to be  consolidated in the  Company's  consolidated  financial  statements  and  disclosures.  The new guidance  was  effective  beginning  January  1, 2016.  Implementation  of the new guidance  did not result in any changes to the  consolidation  conclusions  on any
        VIEs.

        Disclosures  for  Investments  in Certain  Entities that Calculate Net Asset Value per Share

        In  May  2015,  the  FASB  issued   guidance  which  removes  the  requirement  to
        categorize  within the fair value  hierarchy all  investments for which fair value is  measured  using the net asset  value per share  practical  expedient.  The new guidance  was  effective  beginning  January 1, 2016.  The guidance did not have a material impact on the Company's financial statements.

        Reclassification  of Certain  Tax Effects  from  Accumulated  Other  Comprehensive
        Income

        In  February  2018,  the  FASB  issued  updated  guidance  which  permits  for the reclassification  of stranded tax effects resulting from the Tax Cuts and Jobs Act
        ("TCJA").   The  TCJA  was  enacted  on  December   22,  2017  and   provides  for
        significant  changes to U.S.  tax law,  including  a  reduction  of the  corporate income  tax rate from 35% to 21%,  effective  in 2018.  The  effect of a change in income  tax rates on  deferred  tax  assets  and  liabilities  is  required  to be recognized  in  income  on the date of  enactment,  even if the  deferred  tax was originally  recorded in  accumulated  other  comprehensive  income  ("AOCI").  The update allows an entity to  reclassify  the stranded tax effects  attributable  to the  difference  between  historical  and  enacted tax rates from AOCI to retained earnings.  The update is  required  to be  adopted no later than  January 1, 2019, and early  adoption  is  permitted  for any  interim  or annual  period  for which financial  statements  have not yet been  filed.  We elected  to early  adopt this update for the year ending December 31, 2017;  accordingly,  we have  reclassified
        $261,456 of deferred income tax expense from AOCI to retained earnings.

        Recently issued authoritative guidance

        Recognition and Measurement of Financial Assets and Financial Liabilities

        In January 2016, the FASB issued  updated  guidance  regarding the  recognition of
        financial  assets  and   liabilities.    The  updated  guidance   requires  equity
        investments  (except  those  accounted  for under the equity  method of accounting or those that result in  consolidation)  to be measured at fair value with changes
        in fair  value  recognized  in net  income.   The  guidance  also  eliminates  the
        requirement to disclose fair value of financial  instruments measured at amortized cost as well as  requires  the  separate  presentation  of  financial  assets  and liabilities  by  measurement  category and form of financial  asset on the balance sheet.  The new  guidance  will be  effective  beginning  January 1, 2018 and will
        require a  cumulative  effect  adjustment  to retained  earnings.   The Company is
        currently  assessing the impact of the new guidance on its consolidated  financial statements.

        Lease Accounting

        In February 2016,  the FASB issued  guidance that will require  recognizing  lease assets and  liabilities  on the balance sheet as well as enhanced  disclosures  on leasing  arrangements.  The  guidance  is  effective  beginning  January  1, 2019.
        The  Company  is  currently  assessing  the  impact  of the  new  guidance  on its consolidated financial statements.

        Measurement of Credit Losses on Financial Instruments

        In June 2016,  the FASB issued  guidance  that  changes the  impairment  model for loans,  available-for-sale  securities  as well as  reinsurance  receivables.  The model for loans and other  receivables  is moving from an  incurred  loss model to an expected loss model.  The  impairment  model for available for sale  securities is similar  to  current  GAAP,  however  credit  losses  will be  presented  as an allowance  that  can be  reversed  if  credit  improves.  The  new  guidance  also eliminates  the use of the length of time an available  for sale security has been in an  unrealized  loss  position in order to avoid  recording a credit loss.  The new  guidance  will be  effective  January  1,  2020.  The  Company  is  currently
        assessing  the  impact  of  the  new  guidance  on  its   consolidated   financial
        statements.

        Statement of Cash Flows

        In August  2016,  the FASB issued  guidance  that  provides  clarification  on the classification  of certain cash  receipts  and  payments in the  statement of cash flows.  The  guidance  will be  effective  January 1, 2018.  The Company  does not expect the adoption of this update to have a material  impact on its  consolidated financial statements.

        Statement of Cash Flows - Restricted Cash

        In November  2016, the FASB issued  guidance  requiring  restricted  cash and cash
        equivalents  be  included  with  cash  and  cash   equivalents   when  reconciling
        beginning  and  ending  cash in the  consolidated  statement  of cash  flows.  The guidance  will be  effective  January 1,  2018.  The  Company  does not expect the adoption of this update to have a material  impact on its  consolidated  financial statements.

        Receivables - Nonrefundable Fees and Other Costs

        In March  2017,  the FASB issued  guidance  requiring  amortization  of premium on certain  callable  securities  to the earliest  call date.  The  guidance  will be effective  January 1, 2019.  The Company is currently  assessing the impact of the new guidance on its consolidated financial statements.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

       The carrying  value and fair value of the Company's  financial  instruments  are as follows:

                                                                      December 31,
                                               ---------------------------------------------------------
                                                            2017                         2016
                                               ----------------------------  ---------------------------
                                                 Carrying                     Carrying
                                                  Value        Fair Value       Value       Fair Value
                                               -------------  -------------  ------------  -------------
Financial assets:
   Available-for-sale:
   Fixed maturities                            $ 48,400,031   $ 48,400,031  $ 42,823,366   $ 42,823,366
   Equity securities                                408,463        408,463       409,220        409,220
   Mortgage loans                                 4,427,220      4,390,128     4,563,756      4,499,348
   Short-term investments                           231,459        231,459       313,957        313,957
   Derivative instruments                           859,530        859,530       554,374        554,374
   Other invested assets                            905,661        908,242       827,759        833,610
   Reinsurance receivables:
   Investment-type insurance contracts ceded        727,068        684,875       967,647        885,207
   Separate account assets                        1,925,879      1,925,879     1,572,457      1,572,457

Financial liabilities:
   Policyholder account balances:
   Investment-type insurance contracts           35,900,742     32,522,734    33,737,182     30,865,842
   Repurchase agreements, other borrowings
     and collateral on derivative instruments     6,429,868      6,429,868     5,554,394      5,554,394
   Notes payable                                    993,716      1,048,869       499,828        369,093
   Other liabilities - derivative instruments       148,925        148,925        21,364         21,364

        Fair value measurements

        Fair value is based on an exit  price,  which is the price that would be  received to sell an  asset  or paid to  transfer  a  liability  in an  orderly  transaction between  market  participants  at the  measurement  date.  The fair value guidance also establishes a hierarchical  disclosure  framework which prioritizes and ranks the level of market price  observability used in measuring  financial  instruments at fair  value.  Market  price  observability  is affected by a number of factors, including  the  type  of  instrument  and  the  characteristics  specific  to  the instrument.  Financial  instruments with readily available active quoted prices or for which fair value can be measured from actively  quoted prices  generally  will have a  higher  degree  of  market  price  observability  and a lesser  degree  of judgment used in measuring fair value.

        The  Company  determines  the fair  value of its  investments,  in the  absence of observable  market  prices,  using the  valuation  methodologies  described  below applied on a  consistent  basis.  For some  investments,  market  activity  may be minimal  or  nonexistent  and  management's  determination  of fair  value is then
        based  on  the  best   information   available  in  the   circumstances   and  may
        incorporate  management's  own  assumptions,  which involves a significant  degree of judgment.

        Investments  for which market  prices are not  observable  are  generally  private investments,  securities valued using non-binding broker quotes or securities with very little trading  activity.  Fair values of private  investments are determined
        by  reference  to  public  market  or  private   transactions  or  valuations  for
        comparable  companies  or assets in the  relevant  asset  class when such  amounts are available.  If these are not available,  a discounted cash flow analysis using interest spreads adjusted for the  maturity/average  life differences may be used.
        Spread  adjustments  are intended to reflect an illiquidity  premium and take into account a variety of factors  including but not limited to senior unsecured versus secured,  par amount  outstanding,  number of  holders,  maturity,  average  life, composition of lending group, debt rating,  credit default spreads,  default rates
        and  credit  spreads   applicable  to  the  security   sector.   These   valuation
        methodologies involve a significant degree of judgment.

        Financial  instruments  measured  and  reported at fair value are  classified  and disclosed in one of the following categories.

        Level 1 - Quoted  prices are  available  in active  markets  that the  Company has the ability to access for  identical  financial  instruments  as of the  reporting date. The types of financial  instruments included in Level 1 are listed equities, mutual funds,  money market funds,  non-interest  bearing  cash,  exchange  traded futures and options,  and separate  account assets.  As required by the fair value
        measurements   guidance,  the  Company  does  not  adjust  the  quoted  price  for these financial  instruments,  even in situations  where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair  values  are  based  on  quoted  prices  for  identical  assets  or
        liabilities  in  active  and  inactive  markets.   Inactive  markets  involve  few
        transactions  for identical  assets or liabilities  and the prices are not current or price  quotations vary  substantially  over time or among market makers,  which would  include  some  broker  quotes.  Level 2 inputs  also  include  corroborated market data such as interest rate spreads, yield curves, volatilities,  prepayment speeds,  credit risks and default rates.  Financial instruments that are generally included  in this  category  include  corporate  bonds,  asset-backed  securities,
        CMOs,  short-term  securities,  less liquid and restricted  equity  securities and over-the-counter derivatives.

        Level 3 -  Pricing  inputs  are  unobservable  for the  financial  instrument  and include  situations  where  there  is  little,  if any,  market  activity  for the financial  instrument.  These  inputs may reflect the  Company's  estimates of the
        assumptions  that  market   participants   would  use  in  valuing  the  financial
        instruments.  Financial  instruments that are included in this category  generally include private corporate securities,  collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain  cases,  the inputs used to measure fair value may fall into  different levels of the fair value hierarchy.  In such cases, a financial instrument's level within the fair  value  hierarchy  is based on the  lowest  level of input that is significant to the fair value  measurement.  The assessment of the significance of a  particular  input  to the  fair  value  measurement  in its  entirety  requires judgment and considers  factors  specific to the financial  instrument.  From time to time  there may be  movements  between  levels as  inputs  become  more or less observable,  which may depend on several  factors  including  the  activity of the market  for  the  specific  security,  the  activity  of the  market  for  similar securities,  the level of risk  spreads  and the  source of the  information  from which the Company  obtains the  information.  Transfers in or out of any level are measured as of the beginning of the period.

        The  Company  relies  on third  party  pricing  services  and  independent  broker quotes to value fixed  maturity  and equity  securities.  The third party  pricing services  use  discounted  cash flow  models or the market  approach  to value the securities  when the  securities  are not  traded on an  exchange.  The  following characteristics  are  considered  in  the  valuation  process:  benchmark  yields,
        reported  trades,   issuer  spreads,   bids,  offers,   benchmark  and  comparable
        securities, estimated cash flows and prepayment speeds.

        The Company  performs both  quantitative  and qualitative  analysis of the prices.
        The  review  includes  initial  and  ongoing  review  of the third  party  pricing methodologies,  back testing of recent  trades,  and review of pricing  trends and statistics.

       The  following   tables   summarize  the  valuation  of  the  Company's   financial
       instruments  carried at fair value in the  consolidated  balance sheets by the fair
       value  hierarchy   levels  defined  in  the  fair  value   measurements   guidance.
       Methods  and  assumptions  used to  determine  the fair  values  are  described  in
       Note 1:

                                                                       December 31, 2017
                                              ---------------------------------------------------------------
                                              Quoted Prices
                                                in Active      Significant
                                               Markets for        Other        Significant
                                                Identical      Observable     Unobservable
                                               Instruments       Inputs          Inputs
                                                (Level 1)       (Level 2)       (Level 3)         Total
                                              --------------  --------------  --------------  ---------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                            $ -     $ 7,176,997         $ 6,190      $ 7,183,187
Municipal securities                                      -       5,959,130           5,885        5,965,015
Corporate securities                                      -      15,687,666       1,150,493       16,838,159
Residential mortgage-backed securities                    -       4,301,774          49,393        4,351,167
Commercial mortgage-backed securities                     -       2,318,426          18,448        2,336,874
Asset-backed securities                                   -       8,766,188       2,798,228       11,564,416
Other debt obligations                                    -               -         161,213          161,213
                                              --------------  --------------  --------------  ---------------
Total fixed maturities                                    -      44,210,181       4,189,850       48,400,031
Equity securities:
Financial services                                    7,898 -       193,905 -            96          201,899
Other                                                    25         195,252          11,287          206,564
                                              --------------  --------------  --------------  ---------------
Total equity securities                               7,923         389,157          11,383          408,463
Derivative instruments:
Options                                                   -         685,126               -          685,126
Interest rate swaps, interest rate floors
and interest rate caps                                    -          19,275               -           19,275
Foreign exchange derivatives                              -              35               -               35
Futures                                             155,094               -               -          155,094
                                              --------------  --------------  --------------  ---------------
Total derivative instruments                        155,094         704,436               -          859,530
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                            -               -         816,522          816,522
Annuity funds withheld and modco                          -               -         251,956          251,956
                                              --------------  --------------  --------------  ---------------
Total reinsurance receivables                             -               -       1,068,478        1,068,478
Separate account assets                           1,925,879               -               -        1,925,879

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
  life and annuity embedded derivatives                 $ -             $ -     $ 4,878,398      $ 4,878,398
Other liabilites - derivative instruments:
Written options                                           -         148,159               -          148,159
Foreign exchange derivatives                              -             766               -              766

                                                                    December 31, 2016
                                              ---------------------------------------------------------------
                                              Quoted Prices
                                                in Active      Significant
                                               Markets for        Other        Significant
                                                Identical      Observable     Unobservable
                                               Instruments       Inputs          Inputs
                                                (Level 1)       (Level 2)       (Level 3)         Total
                                              --------------  --------------  --------------  ---------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                            $ -     $ 3,990,016             $ -      $ 3,990,016
Municipal securities                                      -       5,445,581          41,660        5,487,241
Corporate securities                                      -      14,714,151       1,028,210       15,742,361
Residential mortgage-backed securities                    -       3,679,282               -        3,679,282
Commercial mortgage-backed securities                     -       2,259,397          47,669        2,307,066
Asset-backed securities                                   -       8,340,567       3,091,756       11,432,323
Other debt obligations                                    -           1,753         183,324          185,077
                                              --------------  --------------  --------------  ---------------
Total fixed maturities                                    -      38,430,747       4,392,619       42,823,366
Equity securities:
Financial services                                   13,201 0       209,057 0             -          222,258
Other                                                 5,691         178,084           3,187          186,962
                                              --------------  --------------  --------------  ---------------
Total equity securities                              18,892         387,141           3,187          409,220
Derivative instruments:
Options                                                   -         353,273               -          353,273
Interest rate swaps, interest rate floors
and interest rate caps                                    -          54,278               -           54,278
Foreign exchange derivatives                              -             691               -              691
Futures                                             146,132               -               -          146,132
                                              --------------  --------------  --------------  ---------------
Total derivative instruments                        146,132         408,242               -          554,374
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                            -               -         724,830          724,830
Annuity funds withheld and modco                          -               -         453,455          453,455
                                              --------------  --------------  --------------  ---------------
Total reinsurance receivables                             -               -       1,178,285        1,178,285
Separate account assets                           1,572,457               -               -        1,572,457

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
  life and annuity embedded derivatives                 $ -             $ -     $ 3,921,846      $ 3,921,846
Other liabilites - derivative instruments:
Foreign exchange derivatives                              -              21               -               21

       The  following  tables  summarize  certain  financial  instruments  categorized  as
       Level 3 by valuation methodology:

                                                          December 31, 2017
                                             ----------------------------------------------
                                              Third-party       Priced
                                                Source        Internally         Total
                                             --------------  --------------  --------------

Fixed maturities:
U.S. government and agencies                     $       -     $     6,190     $     6,190
Municipal securities                                     -           5,885           5,885
Corporate securities                                     -       1,150,493       1,150,493
Residential mortgage-backed securities                   -          49,393          49,393
Commercial mortgage-backed securities                    -          18,448          18,448
Asset-backed securities                                  -       2,798,228       2,798,228
Other debt obligations                                   -         161,213         161,213
                                             --------------  --------------  --------------
Total fixed maturities                                   -       4,189,850       4,189,850

Equity securities:
Financial services                                       -              96              96
Other                                                    -          11,287          11,287
                                             --------------  --------------  --------------
Total equity securities                                  -          11,383          11,383

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                           -         816,522         816,522
Annuity funds withheld and modco                         -         251,956         251,956
                                             --------------  --------------  --------------
Total reinsurance receivables                            -       1,068,478       1,068,478

Policyholder account balances - indexed
life and annuity embedded derivatives            $       -   $   4,878,398   $   4,878,398

                                                          December 31, 2016
                                             ----------------------------------------------
                                              Third-party       Priced
                                                Source        Internally         Total
                                             --------------  --------------  --------------

Fixed maturities:
Municipal securities                             $       -     $    41,660     $    41,660
Corporate securities                                     -       1,028,210       1,028,210
Commercial mortgage-backed securities                    -          47,669          47,669
Asset-backed securities                                  -       3,091,756       3,091,756
Other debt obligations                                   -         183,324         183,324
                                             --------------  --------------  --------------
Total fixed maturities                                   -       4,392,619       4,392,619

Equity securities:
Other                                                    -           3,187           3,187
                                             --------------  --------------  --------------
Total equity securities                                  -           3,187           3,187

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                           -         724,830         724,830
Annuity funds withheld and modco                         -         453,455         453,455
                                             --------------  --------------  --------------
Total reinsurance receivables                            -       1,178,285       1,178,285

Policyholder account balances - indexed
life and annuity embedded derivatives                    -       3,921,846       3,921,846

       Included  in  the  December  31,  2017  Level  3  fixed   maturities   are  private
       asset-backed securities,  categorized as asset-backed securities,  with unique fair value  considerations.  The private asset-backed  securities consist of twenty-four securities  with a par value of  $1,275,824  and fair  value of  $1,279,436.  These
       securities  were  structured  by  the  Company's   investment   advisor  Guggenheim
       Partners  Investment   Management   ("GPIM"),   an  affiliate,   between  2006  and
       2009.  The market for these  securities is very limited and, as a result,  there is a lack of observable  market  inputs.  These  securities  are supported by invested assets  held in trusts.  The  invested  assets  typically  consist of a zero coupon
       U.S.  Government  or Government  Agency  security that has a par value and maturity equal to the par value and maturity of the applicable  asset-backed  security.  The interest  obligation  applicable to these  securities is supported by the remaining assets held in the trust.  As a note holder in these  trusts,  the Company does not have  access  to  detailed  information  about  the  underlying  collateral  in the
       trusts.   As  such,   the  Company   makes   certain   assumptions   regarding  the
       underlying collateral in order to determine a fair value for these securities.

       The Company has  developed  internal  pricing  models to determine  the fair values of  the  private  asset-backed  securities.  The  internal  models  use  cash  flow projections  with input  assumptions  consistent with market  estimates for AA+/Aaa structured  finance  securities.  The models assume  limited  liquidity and include assumptions  regarding the collateral  underlying the interest  obligations  due to the Company's limited access to information on the collateral.

        Quantitative Information Regarding Level 3 Assets and Liabilities

        The following table summarized significant Level 3 Assets and Liabilities:

                                                                                 December 31, 2017
                                               -------------------------------------------------------------------------------------
                                                Fair Value    Valuation Techniques   Unobservable Input    Range (Weighted Average)
                                               -------------  ---------------------  --------------------  -------------------------

Financial assets:
Fixed maturities:
     Asset backed securities                    $ 2,798,228    Discounted cash flow   Spread over swaps     1.98% - 7.65% (3.38%)
                                                                                      Discount rate         1.70% - 15.00% (8.27%)
                                                                                      Spread over LIBOR     0.75% - 3.62% (1.68%)

                                                               Matrix Model           Yield Analysis        3.90% - 5.89% (4.70%)

                                                               Broker Quote           Bid/Mid/Ask Price     98.69 - 98.69 (98.69)

     Corporate securities                         1,150,493    Discounted cash flow   Spread over treasury  1.67% - 6.21% (2.96%)
                                                                                      Discount rate         8.50% - 17.50% (10.11%)

                                                               Matrix model           Yield Analysis        6.19% - 17.19% (8.57%)
                                                                                      EBITDA multiple       7.6 - 7.6 (7.6)
                                                                                      BCF multiple          6.9 - 6.9 (6.9)

                                                               Broker Quote           Bid/Mid/Ask Price     95.00 - 95.00 (95.00)

     Reinsurance receivables- embedded
     derivatives from reinsurance ceded:
          Annuity funds withheld and modco          251,956    Total return swap      Mortality             1% - 9% (3%)
                                                                                      Surrender             2% - 13% (8%)
                                                                                      Withdrawal            4% - 135% (6%)
                                                                                      Credited rate         2% - 3% (2%)
                                                                                      Own credit            .89%

      Indexed annuity products ceded                816,522    Discounted cash flow   Lapse                 50%
                                                                                      Withdrawal            20%
                                                                                      Credit risk           0.89%

Financial liabilities:
Policyholder account balances
     Indexed life and annuity embedded
     derivatives                                  4,878,398    Discounted cash flow   Mortality             -10% - +20% (2%)
                                                                                      Lapse                 -10% - +50% (47%)
                                                                                      Withdrawal            0% - 20% (18%)
                                                                                      Credit risk           0.89% - 0.98% (0.90%)

                                                                                  December 31, 2016
                                               -------------------------------------------------------------------------------------
                                                Fair Value    Valuation Techniques   Unobservable Input    Range (Weighted Average)
                                               -------------  ---------------------  --------------------  -------------------------

Financial assets:
Fixed maturities:
     Asset backed securities                    $ 3,091,756    Discounted cash flow   Spread over swaps     2.13% - 9.25% (4.03%)
                                                                                      Discount rate         2.50% - 15.00% (8.37%)

                                                               Broker Quote           Bid/Mid/Ask Price     84.25 - 101.25 (98.43)

                                                               Recent Trade           Recent trade price    98.81 - 100.00 (99.94)

                                                               Matrix Model           Yield Analysis        3.78% - 8.01% (5.57)

     Corporate securities                         1,028,210    Discounted cash flow   Spread over LIBOR     2.58% - 7.16% (3.53%)
                                                                                      Discount rate         6.75% - 7.75% (7.24%)
                                                                                      Spread over treasury  3.25% - 3.25% (3.25%)

                                                               Matrix model           Yield Analysis        6.34% - 21.70% (9.21)

                                                               Broker Quote           Bid/Mid/Ask Price     84.75 - 115.25 (91.98)

                                                               Matrix model           EBITDA multiple       6.71 - 14.2 (13.22)
                                                                                      EFCF multiple         15.1 - 15.1 (15.1)

                                                               Recent trade           Recent trade price    100.00 - 100.00 (100.00)

                                                               Distressed Pricing     Expected Recovery     2.00 - 46.50 (33.55)

     Reinsurance receivables- embedded
     derivatives from reinsurance ceded:

        Annuity funds withheld and modco            453,455    Total return swap      Mortality             1% - 10% (2%)
                                                                                      Surrender             1% - 23% (9%)
                                                                                      Withdrawal            0% - 71% (5%)
                                                                                      Credited rate         2% - 3% (3%)
                                                                                      Own credit            1.53%

     Indexed annuity products ceded                 724,830    Discounted cash flow   Lapse              #  50%
                                                                                      Withdrawal         #  20%
                                                                                      Credit risk        #  1.09%

Financial liabilities:
Policyholder account balances
     Indexed life and annuity
      embedded derivatives                        3,921,846   Discounted cash flow   Mortality             -10% - +20% (2%)
                                                                                     Lapse                 -10% - +50% (47%)
                                                                                     Withdrawal            0% - 20% (18%)
                                                                                     Credit risk           1.09% - 1.26% (1.10%)

The following tables summarize the changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value:

                                                                              Year ended December 31, 2017
                                         -------------------------------------------------------------------------------------------------------------
                                                            Realized and
                                                      Unrealized Gains (Losses)                                              Transfers in
                                                      -------------------------
                                          Beginning   Included in  Included in                                Issuances and  and/or out of   Ending
                                           Balance    Net Income       OCI        Purchases        Sales      Settlements    Level 3 (A)    Balance
                                         ------------ ------------ ------------ --------------  ------------  -------------  ------------  -----------

Financial assets (carried at fair value):
Fixed maturities:
U.S. government
and agencies                                     $ -          $ -         $ (2)       $ 6,192           $ -            $ -           $ -      $ 6,190
Municipal securities                          41,660            -        7,344          5,802       (48,921)             -             -        5,885
Corporate securities                       1,028,210        9,749       43,255        265,715      (175,753)             -       (20,683)   1,150,493
Residential mortgage-backed securities             -            -           45         11,855            (1)             -        37,494       49,393
Commercial mortgage-backed securities         47,669            -        4,576              -          (703)             -       (33,094)      18,448
Asset-backed securities                    3,091,756      (31,145)     120,475        690,585      (910,408)             -      (163,035)   2,798,228
Other debt obligations                       183,324            -          163          5,311       (29,042)             -         1,457      161,213
                                         ------------ ------------ ------------ --------------  ------------  -------------  ------------  -----------
Total fixed maturities                     4,392,619      (21,396)     175,856        985,460    (1,164,828)             -      (177,861)   4,189,850

Equity securities:
Financial services                                 -          (30)          30             96             -              -             -           96
Other                                          3,187        1,432        1,265          8,664        (3,261)             -             -       11,287
                                         ------------ ------------ ------------ --------------  ------------  -------------  ------------  -----------
Total equity securities                        3,187        1,402        1,295          8,760        (3,261)             -             -       11,383

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded               724,830       32,112            -              -             -         59,580             -      816,522
Annuity funds withheld and modco             453,455     (201,499)           -              -             -              -             -      251,956
                                         ------------ ------------ ------------ --------------  ------------  -------------  ------------  -----------
Total reinsurance receivables              1,178,285     (169,387)           -              -             -         59,580             -    1,068,478

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)  3,921,846     (376,928)           -              -             -       (579,624)            -    4,878,398

(A) Included in the transfers in and/or out column above is $74,137 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2017 and $251,998 of securities priced using unobservable data at December 31, 2016 that were valued by a pricing service using observable market data at December 31, 2017.

(B) Excludes host accretion and the timing of crediting index credits to policyholder, which are included in interest credited to policyholder account balances in the consolidated statements of income.

                                                                                    Year ended December 31, 2016
                                         -------------------------------------------------------------------------------------------------------------
                                                            Realized and
                                                      Unrealized Gains (Losses)                                              Transfers in
                                                      -------------------------
                                          Beginning   Included in  Included in                                Issuances and  and/or out of   Ending
                                           Balance    Net Income       OCI        Purchases        Sales      Settlements    Level 3 (A)    Balance
                                         ------------ ------------ ------------ --------------  ------------  -------------  ------------  -----------

Financial assets (carried at fair value):
Fixed maturities:
Municipal securities                         $     -      $     -      $     -       $      -      $      -       $      -     $  41,660     $ 41,660
Corporate securities                         932,756      (31,836)     131,682        290,944      (258,448)             -       (36,888)   1,028,210
Residential mortgage-backed securities        85,676            -          887              -       (19,513)             -       (67,050)           -
Commercial mortgage-backed securities         12,099            -      (12,013)         2,348          (113)             -        45,348       47,669
Asset-backed securities                    2,608,425      (17,131)      36,734        595,016      (189,565)             -        58,277    3,091,756
Other debt obligations                       160,854            7       (1,891)        40,980       (25,970)             -         9,344      183,324
                                         ------------ ------------ ------------ --------------  ------------  -------------  ------------  -----------
Total fixed maturities                     3,799,810      (48,960)     155,399        929,288      (493,609)             -        50,691    4,392,619

Equity securities:
Financial survives                             4,171        4,666            -              -        (8,837)             -             -            -
Other                                         15,510      (20,115)       7,263            529             -              -             -        3,187
                                         ------------ ------------ ------------ --------------  ------------  -------------  ------------  -----------
Total equity securities                       19,681      (15,449)       7,263            529        (8,837)             -             -        3,187

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded               765,194       32,264            -              -             -        (72,628)            -      724,830
Annuity funds withheld and modco             361,718       91,737            -              -             -              -             -      453,455
                                         ------------ ------------ ------------ --------------  ------------  -------------  ------------  -----------
Total reinsurance receivables              1,126,912      124,001            -              -             -        (72,628)            -    1,178,285

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)  3,652,206     (398,045)           -              -             -        128,405             -    3,921,846

(A) Included in the transfers in and/or out column above is $253,370 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2016 and $202,679 of securities priced using unobservable data at December 31, 2015 that were valued by a pricing service using observable market data at December 31, 2016.

(B) Excludes host accretion and the timing of crediting index credits to policyholder, which are included in interest credited to policyholder account balances in the consolidated statements of income.

        The  following  table  summarizes  the total gains  (losses)  included in earnings related to financial instruments categorized at Level 3 still held:

                                                                  Year ended December 31,
                                                              --------------------------------
                                                                   2017             2016
                                                              ---------------  ---------------
Financial assets (carried at fair value):
Fixed maturities:
Corporate securities                                              $    9,749       $  (31,836)
Asset-backed securities                                              (31,145)         (17,131)
Other debt obligations                                                     -                7
                                                              ---------------  ---------------
Total fixed maturities                                               (21,396)         (48,960)
                                                              ---------------  ---------------

Equity securities
Financial services                                                       (30)           4,666
Other                                                                  1,432          (20,115)
                                                              ---------------  ---------------
Total equity securities                                                1,402          (15,449)
                                                              ---------------  ---------------

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                        32,112           32,264
Annuity funds withheld and modco                                    (201,499)          91,737
                                                              ---------------  ---------------
Total reinsurance receivables                                       (169,387)         124,001

Financial liabilities (carried at fair value):
Policy account balances - indexed life and
annuity embedded derivatives                                        (376,928)        (398,045)

        The following  table shows the  investments  which are included in other  invested assets  (primarily  limited  partnerships  and private equity  investments) in the consolidated balance sheets:

                                                                       December 31,
                                       ------------------------------------------------------------------------------
                                             2017                                    2016
                                       --------------------------------------  --------------------------------------
                                             Fair              Unfunded              Fair              Unfunded
                                             Value            Commitments            Value            Commitments
                                       ------------------  ------------------  ------------------  ------------------
Fixed income                                   $ 522,181            $ 60,558           $ 586,829            $ 57,623
Private equity                                   248,074             199,963             186,414             265,883
Real estate                                       65,390              80,025              37,050              25,033
Other                                             72,597              49,287              23,317                   -
                                       ------------------  ------------------  ------------------  ------------------

                                               $ 908,242           $ 389,833           $ 833,610           $ 348,539
                                       ==================  ==================  ==================  ==================

       Limited  partnership  interests are not  redeemable  at specific time periods.  The
       Company   receives   periodic    distributions   from   these   investments   while
       maintaining the investment for the long-term.

4.      INVESTMENTS AND NET INVESTMENT INCOME

        Available-for-sale securities

        The  amortized  cost,  gross  unrealized   gains,   gross  unrealized  losses  and
        estimated  fair value of fixed  maturities  and equity  securities  classified  as available-for-sale are as follows:

                                                                     Year ended December 31, 2017
                                                   ----------------------------------------------------------------------
                                                                          Gross             Gross           Estimated
                                                      Amortized        Unrealized        Unrealized           Fair
                                                        Cost              Gains            Losses             Value
                                                   ----------------  ----------------  ----------------  ----------------
Fixed maturities
    U.S. government
    and agencies                                        $7,014,614         $ 211,295         $  42,722        $7,183,187
    Municipal securities                                 5,319,305           664,869            19,159         5,965,015
    Corporate securities                                15,808,929         1,079,845            50,615        16,838,159
    Residential mortgage-
    backed securities                                    4,089,346           281,023            19,202         4,351,167
    Commercial mortgage-
    backed securities                                    2,329,127            37,163            29,416         2,336,874
    Asset-backed securities                             11,358,993           248,565            43,142        11,564,416
    Other debt obligations                                 149,362            12,048               197           161,213
                                                   ----------------  ----------------  ----------------  ----------------
    Total fixed maturities                              46,069,676         2,534,808           204,453        48,400,031

Equity securities
    Financial services                                     187,710            14,720               531           201,899
    Other                                                  196,855            10,028               319           206,564
                                                   ----------------  ----------------  ----------------  ----------------
    Total equity securities                                384,565            24,748               850           408,463
                                                   ----------------  ----------------  ----------------  ----------------

    Total available-for-sale                           $46,454,241        $2,559,556         $ 205,303       $48,808,494
                                                   ================  ================  ================  ================

                                                                      Year ended December 31, 2016
                                                   ----------------------------------------------------------------------
                                                                          Gross             Gross           Estimated
                                                      Amortized        Unrealized        Unrealized           Fair
                                                        Cost              Gains            Losses             Value
                                                   ----------------  ----------------  ----------------  ----------------
Fixed maturities
    U.S. government
    and agencies                                        $3,954,246         $ 137,008         $ 101,238        $3,990,016
    Municipal securities                                 5,096,928           497,917           107,604         5,487,241
    Corporate securities                                15,176,050           768,623           202,312        15,742,361
    Residential mortgage-
    backed securities                                    3,477,395           238,861            36,974         3,679,282
    Commercial mortgage-
    backed securities                                    2,328,129            21,531            42,594         2,307,066
    Asset-backed securities                             11,453,114           162,992           183,783        11,432,323
    Other debt obligations                                 173,503            11,916               342           185,077
                                                   ----------------  ----------------  ----------------  ----------------
    Total fixed maturities                              41,659,365         1,838,848           674,847        42,823,366

Equity securities
    Financial services                                     219,539             6,031             3,312           222,258
    Other                                                  177,002            10,115               155           186,962
                                                   ----------------  ----------------  ----------------  ----------------
    Total equity securities                                396,541            16,146             3,467           409,220
                                                   ----------------  ----------------  ----------------  ----------------

    Total available-for-sale                           $42,055,906        $1,854,994         $ 678,314       $43,232,586
                                                   ================  ================  ================  ================

        The  following   table   summarizes   the   amortized   cost  and  fair  value  of
        available-for-sale   fixed   maturities,   by   contractual   maturity.   Expected
        maturities  may differ from  contractual  maturities  because  borrowers  may have the  right  to call or  prepay  obligations  with or  without  call or  prepayment penalties:

                                                           December 31, 2017
                                                    ----------------------------------
                                                       Amortized         Estimated
                                                         Cost           Fair Value
                                                    ----------------  ----------------
Due in one year or less                                 $   203,320       $   206,757
Due after one year through five years                     3,886,745         4,076,375
Due after five years through ten years                    7,206,547         7,658,231
Due after ten years                                      17,099,857        18,395,277
Securities not due at a single maturity date
  (primarily mortgage-backed securities)                 17,673,207        18,063,391
                                                    ----------------  ----------------

Total fixed maturities                                 $ 46,069,676      $ 48,400,031
                                                    ================  ================

        Gross unrealized losses

        The Company's  gross  unrealized  losses and fair value on its  available-for-sale securities,  aggregated by investment  category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                 December 31, 2017
                              -------------------------------------------------------------------------------------------
                                   Less than 12 months            12 months or more                    Total
                              ------------------------------ -----------------------------  -----------------------------
                                                  Gross                         Gross                           Gross
                                   Fair         Unrealized       Fair         Unrealized         Fair        Unrealized
                                  Value           Losses         Value          Losses          Value          Losses
                              ---------------  ------------- --------------  -------------  ---------------  ------------
Fixed maturities:
U.S. government
and agencies                   $   2,274,143     $   19,055   $    731,658     $   23,667    $   3,005,801    $   42,722
Municipal securities                  68,369          1,313        506,257         17,846          574,626        19,159
Corporate securities                 537,928          9,464      1,280,556         41,151        1,818,484        50,615
Residential mortgage-
backed securities                    462,219          3,126        607,357         16,076        1,069,576        19,202
Commercial mortgage-
backed securities                    472,331          8,105        640,527         21,311        1,112,858        29,416
Asset-backed securities            1,478,874          8,850      1,850,496         34,292        3,329,370        43,142
Other debt obligations                11,355             58         12,300            139           23,655           197
                              ---------------  ------------- --------------  -------------  ---------------  ------------
Total fixed maturities             5,305,219         49,971      5,629,151        154,482       10,934,370       204,453

Equity securities:
Financial services                         -              -         16,758            531           16,758           531
Other                                  6,828            104          4,702            215           11,530           319
                              ---------------  ------------- --------------  -------------  ---------------  ------------
Total equity securities                6,828            104         21,460            746           28,288           850
                              ---------------  ------------- --------------  -------------  ---------------  ------------

Total available-for-sale       $   5,312,047     $   50,075  $   5,650,611     $  155,228   $   10,962,658    $  205,303
                              ===============  ============= ==============  =============  ===============  ============

                                                                         December 31, 2016
                              -------------------------------------------------------------------------------------------
                                   Less than 12 months            12 months or more                    Total
                              ------------------------------ -----------------------------  -----------------------------
                                                  Gross                         Gross                           Gross
                                   Fair         Unrealized       Fair         Unrealized         Fair        Unrealized
                                  Value           Losses         Value          Losses          Value          Losses
                              ---------------  ------------- --------------  -------------  ---------------  ------------
Fixed maturities:
U.S. government
and agencies                   $   1,576,756     $   94,553   $    368,417     $    6,685    $   1,945,173    $  101,238
Municipal securities                 933,128        103,043        141,657          4,561        1,074,785       107,604
Corporate securities               2,630,177        121,697      2,189,772         80,615        4,819,949       202,312
Residential mortgage-
backed securities                    661,005         18,379        372,976         18,595        1,033,981        36,974
Commercial mortgage-
backed securities                    880,275         30,101        479,309         12,493        1,359,584        42,594
Asset-backed securities            2,511,983         33,801      3,978,311        149,982        6,490,294       183,783
Other debt obligations                41,487             53         11,614            289           53,101           342
                              ---------------  ------------- --------------  -------------  ---------------  ------------
Total fixed maturities             9,234,811        401,627      7,542,056        273,220       16,776,867       674,847

Equity securities:
Financial services                    14,958            216         37,601          3,096           52,559         3,312
Other                                  6,218            155              -              -            6,218           155
                              ---------------  ------------- --------------  -------------  ---------------  ------------
Total equity services                 21,176            371         37,601          3,096           58,777         3,467
                              ---------------  ------------- --------------  -------------  ---------------  ------------

Total available-for-sale       $   9,255,987     $  401,998  $   7,579,657     $  276,316   $   16,835,644    $  678,314
                              ===============  ============= ==============  =============  ===============  ============

        At December  31,  2017,  the Company  held 10,772  positions  in fixed  income and equity  securities.  The above table includes  1,019  securities of 663 issuers as of December  31,  2017.  At December 31,  2017,  93% of the  unrealized  losses on
        fixed  maturities  were  securities  rated  investment  grade.   Investment  grade
        securities  are  defined as those  securities  rated AAA through BBB - by Standard
        & Poor's.  At December 31, 2017, 7% of the unrealized  losses on fixed  maturities were on securities rated below investment  grade.  Equity  securities in the above table consist primarily of non-redeemable  preferred stocks.  These securities are reviewed  for  impairment  in the same manner as the fixed income  securities.  At
        December  31, 2017,  fixed  income and equity  securities  in an  unrealized  loss position had fair value equal to approximately 98% of amortized cost.

        The  following  summarizes  the  unrealized  losses by  investment  category as of
        December 31, 2017.

        U.S. Government and agencies

        The U.S.  government  and  agencies  represents  21% of the  unrealized  losses at
        December  31,  2017.   The  total   unrealized   losses  in  this   category  have
        decreased   at  December   31,  2017   compared  to   December   31,   2016.   The
        unrealized  losses are applicable to securities  with yields lower than the market yields  available on similar  securities  at December  31,  2017.  The table above indicates 45% of the  unrealized  losses have been in an unrealized  loss position for twelve  months or less.  U.S.  treasury  rates  declined  during 2017  causing
        increases  in  the  fair  value  of  U.S.   government  and  agencies  bonds  held
        compared  to  2016.  Significant  purchases  were  made  in this  category  during
        2017 which resulted in a larger amount of securities  with  unrealized  losses but lower  total  unrealized  losses as of  December  31,  2017  compared  to December
        31,  2016.  At this time the Company  believes  these  impairments  are  temporary and the  Company  does not  intend or believe  it will be  required  to sell these securities before recovery of its amortized cost.

        Municipal securities

        The  municipal  category,  which  represents  10%  of  the  unrealized  losses  at
        December  31,  2017,  includes  bonds  issued by state and local  governments  and school  district tax credit bonds.  The total  unrealized  losses in this category have  decreased  significantly  at  December  31, 2017  compared  to December  31,
        2016.  Yields  on  municipal  securities  declined  during  2017  resulting  in an increase  in fair value of  municipals  held.  The  Company  recognized  municipal securities  impairment  losses  of  $1,211,  $0 and  $7,224  for the  years  ended
        December  31,  2017,  2016 and 2015,  respectively.  The  impairment  losses  were
        taken  on  certain   securities  backed  by  sales  tax  revenues  issued  by  the
        Commonwealth  of Puerto Rico.  The  securities  were  originally  impaired  during
        2015  and   additional   impairments   were  taken  during  2017  due  to  further
        deterioration  of the fair  values.  The impaired  securities  were not in default but the  Company  recognized  the  impairment  losses due to  concerns  related to the length of time  anticipated to resolve the rights of the various  creditors of
        the   Commonwealth.   Subsequent  to  taking  the  additional   impairments,   the
        Company  ultimately  sold the  securities  during  2017.  The Company has reviewed the other unrealized  losses in the municipal  securities  sector and believes the impairments  are  temporary  and the Company does not intend to sell or believe it will be  required to sell these  securities  before  recovery  of each  security's amortized cost.

        Corporate securities

        Corporate  securities  represent  25% of  unrealized  losses at December 31, 2017.
        The total  unrealized  losses in this  category  have  decreased  at December  31,
        2017  compared  to December  31,  2016.  Due to the  decline in interest  rates at
        December  31,  2017  compared  to  December  31,  2016  a  large  portion  of  the corporate  securities  that were previously in an unrealized loss position are now in an  unrealized  gain  position.  The Company  recognized  corporate  securities
        impairment   losses  of  $2,543,   $46,182   and   $58,748  for  the  years  ended
        December  31,  2017,  2016  and  2015,   respectively.   The  impairments   losses
        recognized  in  2017  were   additional   impairments  on  securities   that  were
        previously  impaired due to further decline in fair value.  The impairment  losses recognized  in 2016 were  primarily  related to energy and a  specialty  retailer.
        The  impairment  losses  recognized in 2015 were  primarily  energy  related.  The
        Company has  reviewed  the other  unrealized  losses in the  corporate  securities sector and  believes  the  impairments  are  temporary  and the  Company  does not intend to sell or believe it will be  required  to sell  these  securities  before recovery of each security's amortized cost.

        Residential mortgage-backed securities ("RMBS")

        The  unrealized  losses  on RMBS,  which  represents  9% of  unrealized  losses at
        December  31,  2017,  are  concentrated  in  the  non-agency   sector.  The  total
        unrealized  losses in this category have  decreased  slightly at December 31, 2017
        compared  to  December  31,  2016.  A  majority  of  the   unrealized   losses  at
        December  31,  2017 are in the  twelve  months or more  category.  Purchases  were made in this  category in 2016 during the period of low  interest  rates and those securities are now at unrealized  losses due to market interest rates being higher at  December  31,  2017  compared  to when  the  securities  were  purchased.  The
        Company  performs  various  stress  tests on the cash flow  projections  for these securities  and in  situations  where it is determined  the  projected  cash flows cannot  support the  contractual  amounts due the Company,  an impairment  loss is recognized.  In  situations  where the projected  cash flows  indicate the Company will receive the amounts it is  contractually  due and the Company does not intend or believe it will be required  to sell these  securities  before  recovery of its amortized  cost,  an impairment  loss is not  recognized.  The Company  recognized
        no  impairment   losses  on  RMBS  during  the  years  ended  December  31,  2017,
        2016 and 2015.

        Commercial mortgage-backed securities ("CMBS")

        The  unrealized  losses on CMBS,  which  represents  14% of  unrealized  losses at
        December 31,  2017,  are  primarily  attributable  to  illiquidity  applicable  to certain  securities in that sector.  The total unrealized  losses in this category
        have   decreased   slightly  at  December  31,  2017   compared  to  December  31,
        2016.  The  Company  has  reviewed   payment   performance,   delinquency   rates,
        and credit  enhancements  within the security  structures and monitored the credit
        ratings  of  all  its  CMBS   holdings.   The  Company  has  performed  cash  flow
        projection  analyses on all of its CMBS and in those  situations  where it appears the Company will receive all amounts  contractually  due and it does not intend to sell or believe it will be required to sell these  securities prior to recovery of amortized  cost,  an impairment  loss is not  recognized.  The Company  recognized
        no  impairment   losses  on  CMBS  during  the  years  ended  December  31,  2017,
        2016 and 2015.

        Asset-backed securities ("ABS")

        The  unrealized  losses  in ABS,  which  represents  21% of  unrealized  losses at
        December 31, 2017, are primarily  related to private ABS and  collateralized  debt obligations  backed  by  various  consumer  and  commercial  finance  loans.  This
        category  also  includes   structured  notes  backed  by  diversified   investment
        portfolios.  The  unrealized  losses are primarily  due to wide credit  spreads in this sector,  particularly  related to private ABS.  Credit spreads did decline in this sector  during 2017  resulting in total  unrealized  losses in this  category
        decreasing   significantly   at  December  31,  2017   compared  to  December  31,
        2016.  The  Company  stress  tests  the  projected  cash  flows  of  its  ABS  and recognizes  impairment  losses in  situations  where  the  testing  indicates  the
        Company will not receive all amounts  contractually due from the securities.  This category also includes fixed income securities  containing  embedded  derivatives.
        The  Company  recognized  ABS  impairment  losses of $8,708,  $0 and  $10,870  for
        the  years  ended   December  31,   2017,   2016  and  2015,   respectively.   The
        impairment  losses  recognized  during  2017 were  related  to a group of  private
        ABS securities.  The Company sold substantially  identical  securities during 2017 and  realized  losses on these  sales.  While the Company  may hold the  remaining securities for a sufficient  period to receive all amounts  contractually  due, we do  not  currently  assert  the  intention  to do  so,  and  therefore  recognized other-than-temporary  impairments.  In  situations  where it appears  the  Company will  receive all amounts  contractually  due and it does not intend or believe it will be required to sell these  securities prior to recovery of amortized cost, an impairment loss is not recognized.

        Equity securities

        This  category  represents  less  than 1% of  unrealized  losses at  December  31,
        2017.  The total  unrealized  losses in this category  have  decreased at December
        31,  2017   compared  to  December  31,  2016.   The  Company   recognized   total
        impairment  losses of $278,  $37,251 and 43,620  applicable  to equity  securities for the  years  ended  December  31,  2017,  2016 and 2015,  respectively.  During
        2015,  the  impairment  losses  recognized by the Company were  primarily  related to a common equity position of a publicly listed financial  services company and a common equity position of a specialty  retailer.  During 2016,  impairment  losses recognized  by the Company  were  comprised of a preferred  equity  position of an
        energy   company,   and   additional   impairment   on  the  same  common   equity
        position  of a publicly  listed  financial  services  company  and the same common equity position of a specialty retailer.

        Other-than-temporary impairments

        As a  result  of the  Company's  review  of OTTI  of  investment  securities,  the
        Company   recorded   net   impairment    losses    recognized   in   earnings   as
        summarized in the following table:

                                                                Year ended December 31,
                                                         ---------------------------------------
                                                            2017          2016         2015
                                                         ------------  ------------ ------------
Municipal securities                                         $ 1,211           $ -      $ 7,224
Corporate securities                                           2,543        46,182       58,748
Asset-backed securities                                        8,708             -       10,870
Preferred stock                                                    -         9,248        5,848
Common stock                                                     278        28,003       37,772
                                                         ------------  ------------ ------------
Net impairment loss recognized in earnings                $   12,740    $   83,433   $  120,462
                                                         ============  ============ ============

        The  Company  holds no fixed  maturities  for which a  non-credit  portion of OTTI impairment was recognized in OCI.

        Net investment income and investment gains (losses)

        The  major   categories  of  investment   income  reflected  in  the  consolidated
        statements of income are summarized as follows:

                                                              Year ended December 31,
                                                     -------------------------------------------
                                                         2017           2016           2015
                                                     -------------  -------------  -------------
Gross investment income
    Fixed maturities                                 $  1,736,256   $  1,569,621   $  1,480,204
    Equity securities                                      19,861         19,923         23,312
    Mortgage loans                                        189,191        194,833        158,294
    Policy loans                                           22,238         24,233         23,270
    Short-term investments                                 10,496          3,468          4,102
    Derivative instruments                                255,557       (104,124)       (40,281)
    Other invested assets                                  48,935         47,674        (22,906)
                                                     -------------  -------------  -------------
            Total gross investment income               2,282,534      1,755,628      1,625,995
Less: Investment expenses                                  53,995         49,186         50,096
                                                     -------------  -------------  -------------

            Net investment income                    $  2,228,539   $  1,706,442   $  1,575,899
                                                     =============  =============  =============

        Investment  expenses  primarily  consist  of  investment  advisor  fees and  other expenses  related to the  administration  of  investments.  Interest  incurred  on repurchase agreements and other borrowings are netted in fixed maturities.

        The major categories of realized  investment  gains and (losses)  reflected in the consolidated statements of income are summarized as follows:

                                                              Year ended December 31,
                                                      ------------------------------------------
                                                          2017           2016          2015
                                                      -------------  -------------  ------------
Fixed maturities                                        $   41,077     $   96,182   $   125,077
Equity securities                                            3,014         96,217       (13,716)
Mortgage loans                                                 128           (103)         (742)
Real estate                                                      -              -           805
Short-term investments                                           1             13           (37)
Other invested assets                                            -              -        12,055
                                                      -------------  -------------  ------------
        Net realized investment gains                   $   44,220    $   192,309   $   123,442
                                                      =============  =============  ============

        Proceeds from the sale of  available-for-sale  securities  and the gross  realized gains and (losses) on these sales (prior to gains  (losses) ceded to reinsurer and excluding  OTTI losses,  maturities,  calls,  exchanges and  prepayments)  were as follows:

                                           Year ended December 31,
                         ---------------------------------------------------------------------------
                            2017                      2016                      2015
                         ------------------------  ------------------------  -----------------------
                            Fixed       Equity        Fixed       Equity       Fixed       Equity
                         Maturities    Securities  Maturities   Securities   Maturities   Securities
                         ------------  ----------  ------------ -----------  -----------  ----------

Proceeds from sales      $ 2,747,261    $ 49,012   $ 3,829,702   $ 105,347   $ 3,008,856   $ 92,378
Gross realized gains          45,138       4,000        88,556      91,014      102,889       3,701
Gross realized losses        (95,302)     (2,679)      (30,563)          -      (29,415)          -

        Mortgage Loans

        The carrying  value and related loan loss allowance of the mortgage loan portfolio is as follows:

                                                                December 31,
                                     -------------------------------------------------------------
                                              2017                               2016
                                     ----------------------------        -------------------------
Carrying value                             $ 4,429,024                        $ 4,565,690
Loan loss allowance                             (1,804)                            (1,934)
                                     ----------------------------        -------------------------
Carrying value, net of allowance           $ 4,427,220                        $ 4,563,756
                                     ============================        =========================

        The  carrying  value  of the  Company's  mortgage  loans  by  property  type is as follows:

                                                                            December 31,
                                                   ------------------------------------------------------------------
                                                         2017                               2016
                                                   ------------------------------     -------------------------------
                                                     Carrying Value     Percent          Carrying Value     Percent
                                                   ------------------------------     -------------------------------
Office                                                $ 1,843,124         42%            $ 1,809,697          40%
Retail                                                     1,053,770      24%                 1,176,162       26%
Multi-family                                                 581,885      13%                   715,886       16%
Industrial                                                   378,701      9%                    338,766       7%
Hotel                                                        330,719      7%                    272,437       6%
Other                                                        117,211      3%                    127,388       3%
Medical                                                      103,463      2%                    104,981       2%
Residential                                                    20,151     0%                      20,373      0%
                                                   ------------------  ----------     ------------------   ----------
Total                                                 $ 4,429,024        100%            $ 4,565,690         100%
                                                   ==================  ==========     ==================   ==========

        Mortgage loans by United States geographic locations are as follows:

                                                                            December 31,
                                                   ------------------------------------------------------------------
                                                         2017                               2016
                                                   ------------------------------     -------------------------------
                                                     Carrying Value     Percent          Carrying Value     Percent
                                                   ------------------------------     -------------------------------
South Atlantic                                        $ 1,289,063         28%            $ 1,295,523          29%
Pacific                                                    1,028,132      23%                 1,058,341       23%
Middle Atlantic                                              615,624      14%                   637,455       14%
Mountain                                                     524,817      12%                   556,912       12%
West South Central                                           333,055      8%                    375,931       8%
East North Central                                           244,894      6%                    289,919       6%
New England                                                  244,235      6%                    256,800       6%
West North Central                                             44,054     1%                      44,940      1%
East South Central                                           105,150      2%                      49,869      1%
                                                   ------------------  ----------     ------------------   ----------
Total                                                 $ 4,429,024        100%            $ 4,565,690         100%
                                                   ==================  ==========     ==================   ==========

        The  Company's   mortgage  loans  by  origination   year  are  as  follows  as  of
        December 31:

                                     Carrying Value         Percent
                                    ------------------   ---------------

2017                                 $             427,528          10%
2016                                          409,496               10%
2015                                        1,562,203               35%
2014                                        1,036,213               23%
2013 and prior                                993,584               22%
                                    ------------------   ---------------
Total                                $          4,429,024          100%
                                    ==================   ===============

        The  Company  has   outstanding   commitments  on  mortgage  loans  of  $6,451  at
        December 31, 2017.

        Any  loan   delinquent  on   contractual   payments  over  90  days  past  due  is
        considered  non-performing.   At  December  31,  2017  and  2016,  there  were  no
        non-performing  commercial  mortgage  loan  that  were  over 90 days  past  due on contractual payments.

        Mortgage loans  equivalent  ratings are based on the expected loss of the security
        rather than the  probability of defaults.   Looking at the financial  condition of
        the borrower to make required  payments,  including the value of the fair value of the  underlying  collateral,  the market in which the  collateral is operating and the level of associated debt.  Information  regarding the Company's credit quality indicators  for its  recorded  investment  in mortgage  loans,  gross of valuation allowances is as follows:

                                                                         December 31,
                                              -------------------------------------------------------------------
                                                           2017                              2016
                                              --------------------------------  ---------------------------------
                                                 Carrying                          Carrying
                                                  Value          % of Total          Value         % of Total
                                              ---------------  ---------------  ---------------- ----------------
Internal credit risk grade:
High quality                                     $ 3,566,542              81%       $ 3,781,443              83%
Medium quality                                       345,894               8%           411,183               9%
Low quality                                          496,438              11%           352,691               8%
Watch list                                                 -               0%                 -               0%
Residential - unrated                                 20,151               0%            20,373               0%
In or near default                                         -               0%                 -               0%
                                              ---------------  ---------------  ---------------- ----------------
Total mortgage loans                             $ 4,429,025             100%       $ 4,565,690             100%
                                              ===============  ===============  ================ ================

        Information  regarding  the  Company's  loan  to  value  ratio  for  its  recorded investment in mortgage loans, gross of valuation allowances is as follows:

                                                                         December 31,
                                              -------------------------------------------------------------------
                                                            2017                              2016
                                              --------------------------------  ---------------------------------
                                                 Carrying                          Carrying
                                                  Value          % of Total          Value         % of Total
                                              ---------------  ---------------  ---------------- ----------------

Less than 50%                                      $ 155,818               4%         $ 110,897               2%
50% to 60%                                         1,540,713              35%         1,463,689              32%
61% to 70%                                         2,448,897              55%         2,452,500              54%
71% to 80%                                           223,005               5%           468,110              10%
81% to 90%                                            60,592               1%            70,494               2%
91% to 100%                                                -               0%                 -               0%
                                              ---------------  ---------------  ---------------- ----------------
Total commerical mortgage loans                  $ 4,429,025             100%       $ 4,565,690             100%
                                              ===============  ===============  ================ ================

        The  loan-to-value  ratio is  determined  using the most recent  appraised  value.
        Appraisals  are updated  periodically  when there is an  indication  of a possible significant  collateral  decline  or there  are loan  modifications  or  refinance
        requests.   A  loan-to-value  ratio in excess of 100%  indicates  the unpaid  loan amount exceeds the underlying collateral.

        The Company  reviews  its  mortgage  loans for  impairment  on an on-going  basis.
        It considers such factors as  delinquency  of payments,  decreases in the value of underlying properties,  the financial condition of the mortgagee and the impact of
        general   economic   conditions  in  the   geographic   areas  of  the  properties
        collateralizing  the  mortgages.  Once the  determination  is made that a mortgage loan is impaired,  the primary  consideration  used to determine the amount of the impairment  is the fair  market  value of the  underlying  property.  The  Company assumes it would  receive the proceeds  from the sale of the  underlying  property less  sale  expenses.  The  Company  maintains  an  allowance  for  mortgage  loan losses.  The  allowance is determined  through an analysis of specific  loans that are believed to have a higher risk of credit  impairment.  The  rollforward of the allowance is as follows:

                                                                      December 31,
                                                             ------------------------------------
                                                                   2017               2016
                                                             -----------------  -----------------

Balance at beginning of period                                        $ 1,934            $ 1,000
Change in allowances established                                         (130)               934

                                                             -----------------  -----------------
Balance at end of period                                              $ 1,804            $ 1,934
                                                             =================  =================

        Charge offs include the amount of loss  resulting from writing  specific  mortgage loans to fair value and loans  which were  satisfied  by taking  ownership  of the real  estate.  When the real  estate is taken it is recorded at its fair value and the mortgage loan is recorded as fully paid.  Provision  released is applicable to loans determined to no longer require an allowance.

        No  mortgages  were  written  down to fair value  during  the year ended  December
        31,  2017  and  2016,   respectively.   The  Company  did  not   restructure   any
        mortgage loans during the years ended December 31, 2017 and 2016.

        The  company  did not take  ownership  of any real  estate  in 2017.  The  Company took ownership of one piece of real estate in  satisfaction  of a mortgage loan in
        2016.  Real estate is a component  of other  invested  assets in the  consolidated balance sheets.

        The following table summarizes the activity in real estate owned which was obtained in satisfaction of mortgage loans on real estate:

                                                                              December 31,
                                                                  --------------------------------------------
                                                                          2017                   2016
                                                                  ---------------------  ---------------------

Real estate owned at beginning of period                                      $ 23,651                      -
Real estate acquired in satisfaction of mortgage loans                               -                 23,651
Release of escrow                                                               (2,823)                     -
                                                                  ---------------------  ---------------------
Real estate owned at end of period                                            $ 20,828               $ 23,651
                                                                  =====================  =====================

        Credit risk concentration

        The  Company  generally   strives  to  maintain  a  diversified   invested  assets
        portfolio.   Other  than  investments  in  U.S.   government  or  U.S.  government
        agencies,  the Company  had no  investments  that  exceeded  10% of the  Company's stockholder's equity at December 31, 2017.

        Other

        Federal Home Loan Bank of Des Moines

        The  Company  is  a  member  of  FHLB  Des  Moines.   In  order  to  maintain  its
        membership   and  borrow  funds,   the  Company  was  required  to  purchase  FHLB
        equity  securities  that total  $99,147 and  $78,667 as of  December  31, 2017 and
        2016,  respectively.  These  securities are included in equity  securities and are carried at cost,  which  approximates  fair value.  Resale of these  securities is
        restricted   only  to  FHLB.  As  a  member  of  FHLB,   the  Company  can  borrow
        money,  provided that FHLB's collateral and stock ownership  requirements are met.
        The   maximum   amount  a  member   can   borrow   is   twenty   times   its  FHLB
        investment.  The interest  rate and repayment  terms differ  depending on the type
        of  advance  and  the  term  selected.   At   December 31,   2017  and  2016,  the
        Company  had  outstanding  advances of  $2,228,670  and  $1,716,670,  respectively from FHLB (see Note 8).

        Deposits with regulatory authorities

        At  December  31, 2017 and 2016,  securities  with  reported  values of $3,265 and
        $3,215,  respectively,  were on deposit with regulatory authorities as required by law.  These  consist of fixed  maturity  securities  reported in the  consolidated balance  sheets at fair value and have an  amortized  cost of $3,186  and  $3,082, respectively.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following  table  presents the notional  amount and fair value of  derivatives and derivative instruments:

                                                                                      December 31,
                                                           -------------------------------------------------------------------
                                                                 2017                              2016
                                                           ---------------------------------  --------------------------------
                                                               Notional           Fair           Notional           Fair
                                                                Amount           Value            Amount           Value
                                                           ----------------- ---------------  ---------------  ---------------
Assets:
Derivative Instruments
Interest rate swaps                                                $ 96,070           $ 552        $ 104,070          $ 2,159
Interest rate floors                                                113,000           5,822          113,000            9,350
Interest rate caps                                                2,490,000          12,901        2,490,000           42,769
Foreign exchange derivatives                                          1,623              35           15,536              691
Futures                                                           3,779,582         155,094        2,721,008          146,132
Options                                                          12,868,938         685,126        9,150,929          353,273
                                                                             ---------------                   ---------------
                                                                                  $ 859,530                         $ 554,374
                                                                             ===============                   ===============
Reinsurance receivables - embedded
   derivatives from reinsurance ceded:
   Index annuity products ceded                                         N/A       $ 816,522              N/A        $ 724,830
   Annuity funds withheld and modco                                     N/A         251,956              N/A          453,455
                                                                             ---------------                   ---------------
                                                                                $ 1,068,478                       $ 1,178,285
                                                                             ===============                   ===============
Fixed maturities - asset-backed securities that contain
 embedded derivatives:

  Hybrid instruments                                                             $ 602,338                         $ 531,679
                                                                             ===============                   ===============

Liabilities:
Investment-type insurance contracts
   embedded derivatives:
   Index life and annuity products                                              $ 4,878,398                       $ 3,921,846
                                                                             ===============                   ===============
Other liabilities - derivative instruments:
Foreign exchange derivatives                                       $ 21,595           $ 766          $ 1,504             $ 21
Written options                                                   4,380,488         148,159        2,116,750           21,343
                                                                             ---------------                   ---------------
                                                                                  $ 148,925                          $ 21,364
                                                                             ===============                   ===============

None of the derivatives above are designated as hedging instruments.

        Indexed options and futures

        The  Company  has  indexed  annuity  and  indexed  universal  life  products  that provide  for a  guaranteed  base  return  and a higher  potential  return  tied to several  major  equity  market  indices.  In order  to fund  these  benefits,  the
        Company   purchases   over-the-counter   index   options   that   compensate   the
        Company for any appreciation  over the strike price and offsets the  corresponding
        increase  in  the  policyholder  obligation.   The  Company  also  enters  futures
        contracts and options to  compensate  it for  increases in the same  indices.  The
        Company classifies these options and futures as derivative instruments.

        The  Company  amortizes  the  cost  of  the  indexed  options  against  investment income  over the  term of the  option,  which  is  typically  one  year.  When the options are exercised at maturity,  the value received by the Company is reflected
        as  net  investment  income  in  the  consolidated   statements  of  income.   The
        Company  marks  the  options  it holds to market  with  changes  in  market  value reflected in net gains on derivatives and derivative instruments.

        The futures  contracts  have no initial cost and are marked to market daily.  That daily  mark-to-market  is settled through the Company's  variation margin accounts maintained  with the  counterparty.  The Company  reports the  difference  between market  value  and  amortized  cost  of  indexed  options  and the  change  in the futures  variation margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded derivatives related to indexed life and annuity products

        The   Company's    indexed   life   and   annuity    products   contain   embedded
        derivatives.  The fair value of the embedded  options  related to these direct and ceded  policyholder  obligations  are based upon current and expected index levels and  returns  as well as  assumptions  regarding  general  policyholder  behavior, primarily  lapses and withdrawals.  These projected  benefit values are discounted to the current date using an assumed  interest rate  consistent  with the duration of the liability  adjusted to reflect the  Company's  credit risk and risk margin.
        This value is then  compared to the carrying  value of the  liability to calculate any gain or loss that is reflected  in the  consolidated  statements  of income as net gains (losses) on derivatives and derivative instruments.

        The  Company  has two  coinsurance  with  funds  withheld  reinsurance  agreements as well as a modified coinsurance  agreement with unaffiliated  reinsurers.  Under
        applicable  guidance,   the  Company's  reinsurance  agreements  contain  embedded derivatives  that  require  bifurcation  due to  credit  risks  the  reinsurer  is assuming that are not clearly and closely related to the  creditworthiness  of the
        Company.  The  embedded  derivatives  contained  in the funds  withheld  liability have  characteristics  similar to a total return swap since the Company  cedes the total return on a designated  investment  portfolio to the outside reinsurer.  The reinsurer  assumes the  interest  credited to the  policyholders  on the  policies covered by the  treaties,  which  interest is  relatively  fixed.  The Company has
        developed   models  based  on  the  expected  cash  flows  of  the  ceded  annuity business to estimate  the fair value of the policy  liabilities.  The value of the derivative  embedded  in the funds  withheld  coinsurance  agreements  is equal to the  difference  between  the  fair  value of the  assets  in the  funds  withheld portfolio and the fair value of the policy  liabilities  estimated  from cash flow models.  The  value  of  the  derivative  embedded  in  the  modified  coinsurance agreement is equal to the difference  between the fair value and cost basis of the underlying  financial  instruments  in  the  modco  portfolio.  The  value  of the
        embedded   derivative  is  reported  in  the   consolidated   balance   sheets  in
        reinsurance  receivables.  The net change in the  reported  value of the  embedded derivatives  is  reported  in net gains  (losses) on  derivatives  and  derivative instruments in the consolidated statements of income.

        See Note 11 for  further  discussion  related to the  Company's  coinsurance  with funds withheld and modified coinsurance reinsurance agreements.

        Embedded derivatives related to hybrid financial instruments

        The Company  holds hybrid  financial  instruments,  fixed income  securities  with
        embedded   derivatives,   and  has   elected   fair   value   measurement.   These
        securities are reported in the  consolidated  balance sheets in fixed  maturities, available-for-sale,  at fair value.  Any change in the fair value of the  security is reported as net gains  (losses) on derivatives  and  derivative  instruments in the  consolidated  statements of income.  The amortized cost and fair value of the
        Company's  hybrid  financial  instruments  at  December  31,  2017  was,  $539,000 and $602,338  respectively.  The  amortized  cost and fair value of the  Company's hybrid  financial  instruments  at December 31, 2016 was  $539,000  and  $531,679,
        respectively.  The  decision  to  elect  fair  value  measurement  is  made  on an instrument-by-instrument  basis  under the  guidance.  The Company  will  consider making  an  election  of  fair  value  measurement  at  the  time  of  any  future acquisitions of hybrid financial instruments.

        Other derivative instruments

        The Company has also  entered  into  interest  rate floor,  interest  rate cap and interest  rate swap  agreements  to help manage its  overall  exposure to interest rate  changes  and  credit  events.  These  other  derivative  instruments  do not hedge  specific  assets  or  liabilities  and as  such  are not  accounted  for as effective  hedges.  The Company holds  interest  rate floor and cap  agreements to protect itself against  interest rate  fluctuations in relation to crediting rates on its policyholder  accounts.  These swaps,  caps and floors are reported at fair value in the  consolidated  balance  sheets  and  changes  in the fair  value  are reported  as a  component  of net gains  (losses) on  derivatives  and  derivative instruments  in the  consolidated  statements  of income.  Periodic  interest rate swap  settlements  and  current  period  changes  in the swap  accruals  for these non-hedge  swaps are  reported  as a  component  of net  investment  income in the consolidated  statements  of income  with the  payable or  receivable  included in accrued  investment  income in the  consolidated  balance sheets.  The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The Company has entered into foreign  currency  forwards to protect itself against currency  fluctuations  between trade and  settlement  dates on foreign  financial instruments.  These  forwards  are  reported  at fair  value  in the  consolidated balance  sheets and  changes  in fair value are  reported  as a  component  of net gains (losses) on  derivatives  and  derivative  instruments  in the  consolidated statements of income.

        A   consolidated   VIE  of  the  Company   issued  notes   payable  with  embedded
        derivatives  and has elected the fair value option.  The notes are reported in the consolidated  balance  sheets in notes  payable.  Any  change in the fair value of the  notes is  reported  as net  gains  (losses)  on  derivatives  and  derivative instruments in the consolidated statements of income.

        The following table presents the impact of derivatives and derivative  instruments not designated as hedging instruments in the consolidated statements of income:

                                                                           Year ended December 31,
                                                            --------------------------------------------------------
                                                                  2017               2016                2015
                                                            -----------------  -----------------   -----------------
Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                              $    (1,607)       $    (2,467)        $    (2,068)
Interest rate floors                                                  (3,263)            (2,167)               (993)
Interest rate caps                                                   (29,868)            (1,097)             (8,852)
Foreign exchange derivatives                                          (2,405)             1,283               5,529
Embedded derivatives in:
Indexed life and annuity products                                   (376,928)          (398,045)            521,238
Indexed annuity products ceded                                        32,112             32,264            (108,823)
Annuity funds withheld and modco                                    (201,499)            91,737              61,701
Hybrid instruments                                                    58,394             16,846             (51,838)
Futures                                                              459,253            112,704             (32,386)
Options                                                              168,509            185,286            (101,094)
                                                            -----------------  -----------------   -----------------

                                                                $    102,698        $    36,344        $    282,414
                                                            =================  =================   =================

Gains (losses) recognized in net investment income:

Interest rate swaps                                              $     1,328        $     2,997         $     5,171
Interest rate floors                                                   1,807              2,397               2,851
Options                                                              252,422           (109,518)            (48,303)
                                                            -----------------  -----------------   -----------------

                                                                $    255,557       $   (104,124)       $    (40,281)
                                                            =================  =================   =================

6.      OFFSETTING OF ASSETS AND LIABILITIES

        Certain  of the  Company's  derivative  instruments  are  subject  to  enforceable master netting  arrangements that provide for the net settlement of all derivative contracts  between  the  Company  and a  counterparty  in the event of  default or
        upon  the   occurrence  of  certain   termination   events.   Collateral   support
        agreements  are  also in  place  requiring  the  Company  or the  counterparty  to pledge  collateral in the event minimum  thresholds  have been reached,  typically related to the fair value of the outstanding  derivatives.  Additionally,  certain of  the  Company's  repurchase  and  reverse  repurchase  agreements  provide  for net settlement on termination of the agreement.

        The  Company  reports   derivative   instruments,   repurchase   agreements,   and
        reverse   repurchase   agreements  on  a  gross  basis  within  the   consolidated
        balance   sheet.   The  tables  below   present  the   Company's   gross  and  net
        derivative  instruments  and  gross  and net  repurchase  agreements  by asset and liabilities for the Company:

                                                           December 31, 2017
                                           -------------------------------------------------------

                                            Gross Amounts       Collateral-
                                           Presented in the      Financial
                                               Balance          Instruments            Net
                                                Sheet           and/or Cash           Amount
                                           -----------------  -----------------  -----------------
Offsetting of financial assets:
Derivative instruments                            $ 859,530          $ 361,170          $ 498,360
Reverse repurchase agreements                             -                  -                  -
                                           -----------------  -----------------  -----------------
Total financial assets                            $ 859,530          $ 361,170          $ 498,360
                                           =================  =================  =================

Offsetting of financial liabilities:
Derivative instruments                            $ 148,925                $ - #        $ 148,925
Repurchase agreements                             3,830,038          3,830,038                  -
                                           -----------------  -----------------  -----------------
Total financial liabilities                     $ 3,978,963        $ 3,830,038          $ 148,925
                                           =================  =================  =================

                                                              December 31, 2016
                                           -------------------------------------------------------

                                            Gross Amounts       Collateral-
                                           Presented in the      Financial
                                               Balance          Instruments            Net
                                                Sheet           and/or Cash           Amount
                                           -----------------  -----------------  -----------------
Offsetting of financial assets:
Derivative instruments                            $ 554,374          $ 287,163          $ 267,211
Reverse repurchase agreements                        17,641             17,641                  -
                                           -----------------  -----------------  -----------------
Total financial assets                            $ 572,015          $ 304,804          $ 267,211
                                           =================  =================  =================

Offsetting of financial liabilities:
Derivative instruments                             $ 21,364                $ - #         $ 21,364
Repurchase agreements                             3,549,703          3,549,703                  -
                                           -----------------  -----------------  -----------------
Total financial liabilities                     $ 3,571,067        $ 3,549,703           $ 21,364
                                           =================  =================  =================

7.      VARIABLE INTEREST ENTITIES

        Consolidated VIEs

        The  Company  has  concluded  that as of  December  31,  2017 and 2016,  it is the primary  beneficiary of two variable  interest  entities,  Wattage Finance,  LLC -
        Series  C  ("Wattage")  and  Merlin  Series  2015  A-C  LLC  ("Merlin"),  and  has
        therefore consolidated those entities in the Company's financial statements.

        Wattage was set up as a  financing  vehicle for a natural gas fired power plant in
        Texas.  The  Company,  along with a common  control  related  party,  has provided all of the equity for this company and  therefore  receives all economic  benefits or losses.  The Company  does not have any voting  rights and  therefore  does not meet the power  criteria.  However,  because  of the  Company's  equity  ownership the  determination  has been  made that  substantially  all of the  activities  of
        Wattage  are  carried  out on behalf of  Companies  in the common  control  group.
        Because  the  Company  is  the  majority   owner  it  is  considered  the  primary
        beneficiary.

        Merlin  was set up as a  restructuring  of an  indexed  linked  security  that the
        Company  and a  common  control  related  party  had  held  directly  in  order to defease  the  coupon  payment  of the  security.  The  Merlin  entity  issuednotes payable in  exchange  for the index  linked  security.  The notes  payable are the sole  capitalization  of Merlin and the  Company  and  related  party are the sole holders of the note.  The Company and related  party do not have any voting rights and  therefore  do not meet the  power  criteria.  However,  because  the  Company and its common  control  related party have  ownership of the entire note issuance the  determination  has been  made that  substantially  all of the  activities  of
        Merlin are  carried  out on behalf of the  related  party  group and  because  the
        Company  holds the majority of the note  issuance in the related party group it is considered the primary beneficiary.

        The Company's  consolidated  financial statements include the assets,  liabilities and  operating  results of the above  mentioned  VIEs for which the Company is the primary  beneficiary.  The  following  table  summarizes  the carrying  amounts of these  entities'  assets and  liabilities  included in the Company's  consolidated balances sheets:

                                                                                  December 31,
                                                                      --------------------------------------
                                                                             2017                2016
                                                                      -------------------  -----------------
ASSETS
Investments
    Fixed maturities, available-for-sale, at fair value                     $    416,516        $   382,428
    Other invested assets                                                         (2,092)            (1,165)
                                                                      -------------------  -----------------
       Total investments                                                         414,424            381,263

Cash                                                                                 248                489
Accrued investment income                                                          2,976              2,976
Other receivables, other assets and property, plant and equipment                    690                783
                                                                      -------------------  -----------------
       Total assets                                                         $    418,338        $   385,511
                                                                      ===================  =================

LIABILITIES
Notes payable                                                               $    156,716        $   157,828
Other liabilities                                                                 12,364              6,914
                                                                      -------------------  -----------------
       Total liabilities                                                    $    169,080        $   164,742
                                                                      -------------------  -----------------

        Unconsolidated VIEs

        The  Company  holds  variable  interests  in a number of VIEs  where  the  Company is not the primary  beneficiary.  Investments  in these VIEs are reported in fixed maturities and other invested assets.

        Investments  in  VIEs  held as  fixed  maturity  securities  include  CMBS,  RMBS,
        CLOs and other ABS.  These  entities  are VIEs due to their  thin  capitalization.
        The   Company  has  made  the   determination   that  they  are  not  the  primary
        beneficiary.  This  determination  is made due to the  Company's  lack of power to direct the  activities of these  entities as well as less than majority  ownership of the total issuances.

        Investments  in  VIE's  held  as  other  invested  assets  are  primarily  limited
        partnership  equity  holdings  where  the  Company  is  a  limited  partner.   The
        partnerships  are  deemed  VIEs  because  the  equity  ownership  lacks  power  to direct the activities of the  partnership.  The Company has determined  that it is not the primary  beneficiary  of these entities due to the Company's lack of power to direct  activities as well as less than majority  ownership of the total equity investment.

        The  Company's  carrying  amount of its asset  compared  to its  maximum  exposure to loss related to unconsolidated VIEs and limited partnerships is as follows:

                                                               December 31,
                                                    ----------------------------------
                                                         2017              2016
                                                    ---------------- -----------------

Fixed Maturities, Available for Sale
Carrying amount of assets                              $ 12,868,421      $ 12,169,027
Maximum exposure to loss                                 12,868,421        12,169,027

Limited Partnerships
Carrying amount of assets                                 $ 905,661         $ 827,759
Maximum exposure to loss                                  1,295,493         1,176,297

8.      REPURCHASE AGREEMENTS, OTHER BORROWINGS, AND COLLATERAL ON DERIVATIVE INSTRUMENTS

        Repurchase agreements

       Securities   sold   under    repurchase    agreements   and   securities    lending
       arrangements are effectively collateralized borrowings. In these transactions,  the
       Company  receives cash in exchange for  transferring  securities as collateral  and recognizes an obligation to reacquire the securities for cash at the  transaction's maturity.  These types of transactions create risks, including (1) the counterparty may fail to fulfill its  obligations  under  outstanding  agreements,  (2) the fair value of the securities  transferred may decline below the amount of the obligation to  reacquire  the  securities,  and  therefore  create  an  obligation  to  pledge additional  amounts,  and (3) the  counterparty  may  accelerate  the  maturity  on demand  requiring  the  Company to  reacquire  the  security  prior to  contractual maturity.  The Company  attempts to mitigate  these risks through the use of highly liquid securities,  selecting counterparties with long-standing performance records and  monitoring  the fair value of  collateral  pledged  relative to  contractually
       required    repurchase    amounts.    The   repurchase    collateral    posted   by
       counterparties   at   December   31,   2017   and  2016  was   $9,990   and   $858,
       respectively.  The following table provides the underlying  collateral types of the
       Company's  gross  obligations as well as the remaining  contractual  maturity under repurchase and securities lending agreements:

                                                                                     December 31, 2017
                                          -----------------------------------------------------------------------------------------------------
                                                                   Remaining Contractual Maturity of the Agreements
                                          -----------------------------------------------------------------------------------------------------
                                            Overnight and                                                   Greater Than
                                              Continuous        Up to 30 days          30-90 days              90 days             Total
                                          -----------------   ------------------    ------------------    -----------------  ------------------
Repurchase agreements and
repurchase-to-maturity transactions
Securities lending transactions
U.S. government and agencies                   $ 3,265,556                    -                     -                    -         $ 3,265,556
Corporate securities                               172,838                    -                     -                    -             172,838
Residential mortgage-backed securities             391,644                    -                     -                    -             391,644
                                          -----------------   ------------------    ------------------    -----------------  ------------------
Total                                            3,830,038                    -                     -                    -           3,830,038
                                          -----------------   ------------------    ------------------    -----------------  ------------------
Total borrowing                                $ 3,830,038                  $ -                   $ -                  $ -         $ 3,830,038
                                          =================   ==================    ==================    =================  ==================

                                                                                     December 31, 2016
                                          -----------------------------------------------------------------------------------------------------
                                                                   Remaining Contractual Maturity of the Agreements
                                          -----------------------------------------------------------------------------------------------------
                                            Overnight and                                                   Greater Than
                                              Continuous        Up to 30 days          30-90 days              90 days             Total
                                          -----------------   ------------------    ------------------    -----------------  ------------------
Repurchase agreements and
repurchase-to-maturity transactions
U.S. government and agencies                   $ 2,560,708                    -                     -                    -         $ 2,560,708
Corporate securities                               376,410                    -                     -                    -             376,410
Residential mortgage-backed securities             599,849                    -                     -                    -             599,849
Other debt securities                               12,735                    -                     -                    -              12,735
                                          -----------------   ------------------    ------------------    -----------------  ------------------
Total                                            3,549,702                    -                     -                    -           3,549,702
                                          -----------------   ------------------    ------------------    -----------------  ------------------
Total borrowing                                $ 3,549,702                  $ -                   $ -                  $ -         $ 3,549,702
                                          =================   ==================    ==================    =================  ==================

        Other borrowings

        At  December  31,  2017 and  2016,  the  Company  had  outstanding  borrowings  of
        $2,228,670  and  $1,716,670  respectively  from  the FHLB in  accordance  with the
        terms  of  its  membership  agreement.   The  purpose  of  the  borrowings  is  to
        complement   the  Company's   repurchase   agreement   program.   The   borrowings
        are  reported  as a component  of  repurchase  agreements,  other  borrowings  and collateral on derivative  instruments  in the  consolidated  balance  sheets.  The borrowings  outstanding  at  December  31,  2017 have  maturity  dates in  January and  November  of 2018;  February,  May,  June,  November  and  December  of 2019;
        January,   February,   May,   June,   October  and   December   of  2020;   March,
        November  and  December  of  2021.   The   interest   rates  on  the   outstanding
        borrowings  range from 1.07% to 2.42%.  Interest  expense  incurred  during  2017,
        2016 and 2015 was  $28,082,  $13,793,  and $7,259,  respectively,  and is reported as a  component  of net  investment  income  in  the  consolidated  statements  of income.  The carrying value of this borrowing  approximates  its fair value due to its short maturity.

        In   accordance   with  the   FHLB   membership   agreement,   the   Company   was
        required  to  purchase  FHLB  common  stock.  At  December  31,  2017 and 2016 the
        Company  held  $99,147  and  $78,667  of  FHLB  common  stock,  respectively.   In
        addition,  the  Company  has  posted  mortgage  loans  and  agency  MBS/CMO  fixed income  securities  with fair values in excess of the amount of the  borrowing  as collateral.

       On  December  31,  2011  Solberg  Re,  a  direct  wholly  owned   limited   purpose
       subsidiary  domiciled in the State of Iowa,  secured an irrevocable  standby letter of  credit  ("LOC")  from a large  commercial  bank.  On  June  28,  2013,  the LOC facility  was  amended  to  increase  the  aggregate  maximum  LOC  amount,  extend the term and increase the life  insurance  policies  covered  under the  agreement.
       On June 30,  2014,  the LOC  facility  was amended to increase  the life  insurance policies  covered under the  agreement.  The term of the facility and the aggregate
       maximum   issuance   amount   did  not   change   in  the   2014   amendment.   The
       amended  LOC,   which  has  a  term  of  13  years,   has  an   aggregate   maximum
       issuance  amount of  $700,000,  of which  $601,716  and  $583,347  were  issued and outstanding  at  December  31,  2017 and 2016,  respectively.  The  purpose  of the
       LOC is to support  redundant  statutory  required  reserves on  specific  term life insurance  policies  issued by Midland  National  and North  American  and ceded to
       Solberg  Re.  The LOC can be drawn  upon when  actual  policy  benefits  applicable to the specific life insurance term policies exceed specified  thresholds.  Solberg
       Re does not  anticipate  drawing  funds  against  the LOC.  Total  credit  facility origination  costs of $5,814 were  incurred  and  capitalized  and are  included in
       other  receivables,   other  assets  and  property,  plant  and  equipment  in  the consolidated  balance  sheets.  The  capitalized  fees will be  amortized  over the original life of the facility.  Amortization  expense of $447 was recorded in 2017,
       2016 and  2015.  The  Company  expects  to  amortize  $447 in each of the next five years.  In addition,  a quarterly  fee equal to 1.45% per annum of the  outstanding
       LOC was paid  during  part of 2013.  As part of the  2013 LOC  facility  amendment, the  quarterly  fee was  changed  to  1.3855%  per  annum of the  outstanding  LOC, which will be paid during the remaining  term of the facility.  LOC fees of $8,348,
       $8,055 and $7,535 were incurred in 2017, 2016 and 2015, respectively.

        On  December  31,  2012  MNL Re,  another  direct  wholly  owned  limited  purpose subsidiary  domiciled in the State of Iowa, secured a contingent note guarantee of specific risks on certain  permanent life insurance  policies assumed from Midland
        National and North American from an unrelated  third party.  The  contingent  note
        guarantee   was  amended  on  December   31,  2013  to  increase   the   aggregate
        maximum  guarantee  amount,  extend  the  term and  increase  the  permanent  life
        insurance   policies   covered  under  the  agreement.   On  June  30,  2014,  the
        contingent   note  was  further   amended  to  increase  the   aggregate   maximum
        guarantee  amount and increase  the  permanent  life  insurance  policies  covered under  the  agreement.  This  contingent  note  guarantee  functions  in a  manner similar to a letter of credit.  The  contingent  note  guarantee  has a term of 23
        years  and  an  aggregate  maximum  guarantee  amount  of  $1,432,000,   of  which
        $1,070,305   and   $953,798   was   utilized  at  December   31,  2017  and  2016,
        respectively.  MNL Re pays a fee to the  guarantee  provider  equal to  0.65%  per annum,  payable quarterly,  applied to the amount of the guarantee  utilized.  The
        contingent   note  guarantee  can  be  drawn  upon  when  actual  policy  benefits applicable  to the specific  permanent  life  insurance  policies  exceed  certain thresholds.  MNL Re does not  anticipate  drawing  funds  against  the  contingent note  guarantee.  For the  years  ended  December  31,  2017,  2016 and 2015  fees incurred  related  to this  contingent  note  guarantee  were  $6,467,  $5,851 and
        $4,931 respectively.

        Collateral on derivative instruments

        Collateral  posted by  counterparties  at December  31,  2017 and 2016  applicable to  derivative  instruments  was  $361,170  and  $287,163,  respectively,  and  is reflected in the consolidated  balance sheets in cash and fixed income securities.
         The obligation to repay the collateral is reflected in the  consolidated  balance sheets in repurchase  agreements,  other  borrowings  and collateral on derivative instruments.

9.      DAC, PVFP and DSI

        The components of DAC and PVFP are as follows:

                                                                     Year ended December 31,
                                                       ---------------------------------------------------------
                                                           2017                 2016                2015
                                                       ----------------   -----------------   ------------------
Balance at beginning of year                             $   2,054,278       $   1,811,664        $   1,581,768
Commissions deferred                                           312,652             373,603              334,910
Underwriting and acquisition expenses deferred                  15,707              15,662               14,651
Change in offset to unrealized (gains) losses                 (105,453)             33,247               77,678
Amortization related to operations                            (123,001)           (161,710)            (184,995)
Amortization related to realized (gains) losses                 (1,124)            (13,084)              (1,840)
Amortization related to derivatives (gains) losses              39,103              (5,104)             (10,508)
                                                       ----------------   -----------------   ------------------
Balance at end of year                                   $   2,192,162       $   2,054,278        $   1,811,664
                                                       ================   =================   ==================

        The components of DSI are as follows:

                                                                     Year ended December 31,
                                                       ---------------------------------------------------------
                                                           2017                 2016                2015
                                                       ----------------   -----------------   ------------------
Balance at beginning of year                              $    588,989        $    530,061         $    460,588
Sales inducement costs deferred                                 55,310              94,747              116,128
Change in offset to unrealized (gains) losses                  (30,419)             21,999               46,886
Amortization related to operations                             (60,851)            (55,419)             (87,993)
Amortization related to realized (gains) losses                 (1,781)             (1,638)               2,391
Amortization related to derivatives (gains) losses              17,488                (761)              (7,939)
                                                       ----------------   -----------------   ------------------
Balance at end of year                                    $    568,736        $    588,989         $    530,061
                                                       ================   =================   ==================

10.     PROPERTY, PLANT AND EQUIPMENT

        The major  classifications  of  property,  plant  and  equipment  recorded  in the consolidated  balance  sheets as a component  of other  receivables,  other assets and property, plant and equipment are as follows:

                                              Range of                      December 31,
                                                                 -------------------------------------
                                            Useful Lives               2017                2016
                                          ------------------     -----------------   -----------------

Land                                              -                   $     3,029         $     3,029
Buildings and improvements                  20 - 39 years                  20,837              20,792
Leasehold improvements                      4 - 40 years                    3,420               2,886
Furniture and fixtures                        10 years                      8,453               7,930
Computer equipment and software              3 - 10 years                 160,970             138,709
Other                                         5 years                          38                  51
                                                                 -----------------   -----------------
                                                                          196,747             173,397
Accumulated depreciation                                                 (124,948)            (97,893)
                                                                 -----------------   -----------------
                                                                      $    71,799         $    75,504
                                                                 =================   =================

        Depreciation  expense  was  $28,891,  $28,162  and  $21,183  for the  years  ended
        December 31, 2017, 2016 and 2015, respectively.

11.     REINSURANCE

        The  Company  is  primarily  involved  in the  cession  and,  to a lesser  degree, assumption  of life and  annuity  reinsurance  with other  companies.  Reinsurance premiums and claims ceded and assumed are as follows:

                                                                      December 31,
                                -----------------------------------------------------------------------------------------------
                                              2017                              2016                            2015
                                --------------------------------  ------------------------------   ----------------------------
                                    Ceded           Assumed           Ceded          Assumed          Ceded         Assumed
                                ---------------  ---------------  ---------------  -------------   -------------  -------------

Premiums and deposits
 on investment contracts            $  529,927       $  205,981      $ 1,890,401      $ 516,421       $ 863,344      $ 365,449

Claims                                 301,189           41,082          255,123         31,311         295,175         19,659

        The  Company  is  party  to  two  funds  withheld  coinsurance  agreements  with a
        third-party   reinsurer.   These  are  indemnity  agreements  that  cover  50%  of
        substantially  all policies of specific  annuity plans issued from January 1, 2002 through  March 31, 2005,  60% of  substantially  all policies of specific  annuity
        plans  issued  from  April  1,  2005  through   February  29,  2008,  and  50%  of
        substantially  all  policies of specific  annuity  plans issued from March 1, 2008
        through   November  30,  2013.  In  these   agreements,   the  Company  agrees  to
        withhold,  on behalf of the reinsurer,  assets equal to the statutory  liabilities associated  with  these  policies.  The  Company  has  netted  the funds  withheld liability of $3,934,382  and  $4,015,445  against the  reinsurance  receivables of
        $4,354,871  and  $4,667,459 in  reinsurance  receivables  in the December 31, 2017
        and   2016   consolidated   balance   sheets,   respectively.    The   reinsurance
        receivables contain embedded derivatives as discussed in Note 5.

        The Company is a party to a reinsurance  agreement  with North  American.  In this indemnity  agreement,  the  Company  assumes 80% of all  policies  issued by North
        American  on or after  January 1, 2014 of  specific  annuity  plans.  The  Company retrocedes  100% of this  business to a third party  reinsurer  through a modified
        coinsurance   agreement.   At  December  31,  2017  and  2016,   the  Company  has
        assumed  reserves of $769,851 and  $690,026,  respectively,  which are included in policyholder account balances.

        The  Company is a party to a modified  coinsurance  agreement  with a  third-party reinsurer.  This  indemnity  agreement  covers 80% of all  policies  issued by the
        Company on or after  January 1, 2014 of  specific  annuity  plans  along with 100%
        of the  business  the  Company  assumes  from North  American  in the  coinsurance
        agreement  discussed  in  the  previous  paragraph.   In  a  modified  coinsurance
        agreement,  the Company retains,  on behalf of the reinsurer,  assets equal to the statutory  liabilities  associated with the reinsured policies. As of December 31,
        2017  and  2016,   the  Company's   reserves   related  to  this   agreement  were
        $2,792,896 and $2,530,809,  respectively and are included in policyholder  account balances.

        The  Company  is a party  to a  coinsurance  agreement  with  Guggenheim  Life and
        Annuity  Company  ("GLAC"),  an  affiliate.   This is an indemnity  agreement that
        covers 100% of all  policies  issued from January 1, 2008  through  September  30,
        2009  of  specific  annuity  plans.   Reinsurance   receivables  of  $237,936  and
        $248,467   associated   with  this  agreement  are  reported  as  a  component  of
        reinsurance   receivables   in  the  December  31,  2017  and  2016   consolidated
        balance sheets, respectively.

        MNL  Re  has  a   coinsurance   agreement   with   North   American,   which   was
        subsequently  amended  and  restated  on  December  31,  2013.  On June 30,  2014,
        the   coinsurance   agreement   with  North   American  was  further   amended  to
        increase the life insurance  policies  covered under the agreement.  In accordance
        with  the   coinsurance   agreement  North  American  ceded  a  defined  block  of
        permanent  life  insurance  products  to MNL Re. At  December  31,  2017 and 2016,
        MNL Re  assumed  reserves  of  $356,348  and  $265,014,  respectively,  which  are included  in  reinsurance  receivables.  MNL  Re  received  premiums  of  $70,227,
        $69,709, and $68,978 from North American in 2017, 2016, and 2015 respectively.

        On  December  31,  2011,  Solberg Re entered  into a  coinsurance  agreement  with
        North  American.  On  June  28,  2013,  the  agreement  was  amended  and  extends the term and increases the life  insurance  policies  covered under the agreement.
        In  accordance  with the  coinsurance  agreement  North  American  ceded a defined block of term life  insurance  to  Solberg  Re.  At  December  31,  2017 and 2016,
        Solberg  Re  assumed  reserves  of  $171,213  and  $160,185,  respectively,  which
        are  included  in  reinsurance  receivables.   Solberg  Re  received  premiums  of
        $50,584,  $55,911  and  $58,084  from  North  American  in  2017,  2016  and  2015 respectively.  In addition,  Solberg Re paid a reinsurance  assumed risk charge of
        $181  in  2015.  Solberg  Re paid an  expense  allowance  of  $5,057,  $5,589  and
        $9,682 in 2017, 2016 and 2015,  respectively  and paid claims of $27,851,  $25,966 and $17,201 in 2017, 2016 and 2015 respectively to North American.

        Premiums,  interest  sensitive life and investment  product charges,  and benefits incurred  are  stated net of the  amounts  of  premiums  and  claims  assumed  and ceded.  Policyholder account balances,  policy benefit reserves, and policy claims and benefits  payable are reported gross of the related  reinsurance  receivables.
        These  receivables  are  recognized in a manner  consistent  with the  liabilities related to the underlying reinsured contracts.

12.     NOTES PAYABLE

        On October 28, 2013,  the Company  issued a note  payable to its parent,  SFG, for
        $142,000.   The  note   payable   bears   an   interest   rate  of  7.5%   payable
        semi-annually.    The  maturity  date of the note is October 31, 2043.  The amount
        of  interest   accrued   and   incurred   during   2017  and  2016  was   $10,650,
        respectively.   Payment  of  principal  and  interest  on this note is  subject to approval by the Iowa Insurance Division.

        On December  30,  2014,  the  Company  issued a note  payable to its parent,  SFG,
        for   $200,000.   The  note  payable  bears  an  interest  rate  of  7.0%  payable
        semi-annually.   The  maturity  date  of  the  note  is  December  30,  2044.  The amount  of  interest  accrued  and  incurred  during  2017 and  2016 was  $14,000, respectively.  Payment  of  principal  and  interest  on this note is  subject  to approval by the Iowa Insurance Division.

        On June 30,  2017,  the  Company  issued a note  payable to its parent,  SFG,  for
        $295,000.   The  note   payable   bears   an   interest   rate  of  6.0%   payable
        semi-annually.  The  maturity  date of the note is June 30,  2047.  The  amount of interest  accrued and incurred  during 2017 was $8,923.  Payment of principal  and interest on this note is subject to approval by the Iowa Insurance Division.

        On December  30,  2017,  the  Company  issued a note  payable to its parent,  SFG,
        for   $200,000.   The  note  payable  bears  an  interest  rate  of  6.0%  payable semi-annually.  The  maturity  date of the  note  is June  30,  2047.  Payment  of principal  and interest on this note is subject to approval by the Iowa  Insurance
        Division.

        The  Company  has  additional  notes  payable  issued  by  consolidated   variable
        interest  entities.  Merlin  2015  Series  A-C has  cumulative  outstanding  notes payable to a  non-controlling  entity of  $130,000  as of  December  31,  2017 and
        2016,  respectively.  The note bears a stated  coupon of 2% and also  entitles the note holder to residual  cash flows.  The legal stated  maturity date of the notes is July 27,  2058.  The amount of  interest  accrued and  incurred  was $9,964 and
        $5,280 in 2017 and 2016, respectively.

        In addition,  Merlin 2015 Series A-C has cumulative  outstanding  notes payable to an  unrelated  party of  $12,829  and  $26,206  at  December  31,  2017 and  2016,
        respectively.  The note  bears  interest  based on the 1 year  LIBOR  rate plus 4%
        with the LIBOR rate  resetting at each annual  payment date.  The maturity date of the notes is  December  23,  2020.  The amount of interest  accrued  and  incurred was $1,114 and $1,794 in 2017 and 2016, respectively.

13.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                         ------------------------------------------------------------------------------------------------------------------------
                                                                  Net Unrealized
                                            Net Unrealized        (Gain) Loss on       Intangible
                                            (Gain) Loss on          Non-Credit           Offset-
                                          Available-For-Sale        Portion of       Net Unrealized      Postretirement         Deferred
                                              Securities            OTTI Losses        (Gain) Loss          Liability         Income Taxes           Total
                                         ----------------------  ------------------ ------------------ -------------------- ------------------ ------------------
Balance at December 31, 2015                       $ 1,472,860                 $ -         $ (180,005)             $ 4,168         $ (453,958)         $ 843,065
Other comprehensive income before
  reclassifications                                   (188,779)                  -            (40,116)               1,194             79,695           (148,006)
Reclassification adjustments                           (95,901)                  -             14,280                 (945)            28,898            (53,668)
                                         ----------------------  ------------------ ------------------ -------------------- ------------------ ------------------
Balance at December 31, 2016                         1,188,180                   -           (205,841)               4,417           (345,365)           641,391
                                         ----------------------  ------------------ ------------------ -------------------- ------------------ ------------------
Other comprehensive income before
  reclassifications                                  1,140,011                   -           (171,053)                (639)          (330,829)           637,490
Reclassification adjustments                           (36,676)                  -              7,950               (1,065)            10,427            (19,364)
Reclassification of taxes                                    -                   -                  -                    -            261,456            261,456
                                         ----------------------  ------------------ ------------------ -------------------- ------------------ ------------------
Balance at December 31, 2017                       $ 2,291,515                 $ -         $ (368,944)             $ 2,713         $ (404,311)       $ 1,520,973
                                         ======================  ================== ================== ==================== ================== ==================

        The following  table sets forth the  reclassification  adjustments  in accumulated
        other  comprehensive   income  by  component  as  reflected  in  the  consolidated statements of income:

                                                                                         Year ended December 31, 2017
                                                                ----------------------------------------------------------------------------------
                                                                                         Intangible Offset-
                                                                   Net Unrealized          Net Unrealized
                                                                   (Gain) Loss on          (Gain) Loss on
                                                                 Available-For-Sale      Available-For-Sale     Postretirement
                                                                     Securities              Securities            Liability           Total
                                                                ---------------------- ----------------------- ------------------ ----------------

Net realized investment gains                                               $ (36,676)                    $ -                $ -        $ (36,676)
Amortization of deferred policy acquisition costs and
   present value of future profits of acquired businesses                           -                   1,124                  -            1,124
Charges on interest sensitive and investment-type products                          -                   2,853                  -            2,853
Benefits incurred                                                                   -                   2,192                  -            2,192
Amortization of deferred sales inducements                                          -                   1,781                  -            1,781
Operating and other expenses (net of commissions and
  other expenses deferred)
    Amortization of unrecognized postretirement items                               -                       -             (1,065)          (1,065)
                                                                ---------------------- ----------------------- ------------------ ----------------
Reclassifications before income taxes                                         (36,676)                  7,950             (1,065)         (29,791)
Income taxes                                                                   12,837                  (2,783)               373           10,427
                                                                ---------------------- ----------------------- ------------------ ----------------
Reclassification adjustments                                                $ (23,839)                $ 5,167             $ (692)       $ (19,364)
                                                                ====================== ======================= ================== ================

                                                                                        Year ended December 31, 2016
                                                                ----------------------------------------------------------------------------------
                                                                                         Intangible Offset-
                                                                   Net Unrealized          Net Unrealized
                                                                   (Gain) Loss on          (Gain) Loss on
                                                                 Available-For-Sale      Available-For-Sale     Postretirement
                                                                     Securities              Securities            Liability           Total
                                                                ---------------------- ----------------------- ------------------ ----------------
Net realized investment gains                                               $ (95,901)                    $ -                $ -        $ (95,901)
Amortization of deferred policy acquisition costs and
   present value of future profits of acquired businesses                           -                  13,083                  -           13,083
Charges on interest sensitive and investment-type products                          -                  (9,268)                 -           (9,268)
Benefits incurred                                                                   -                   8,827                  -            8,827
Amortization of deferred sales inducements                                          -                   1,638                  -            1,638
Operating and other expenses (net of commissions and
  other expenses deferred)
    Amortization of unrecognized postretirement items                               -                       -               (945)            (945)
                                                                ---------------------- ----------------------- ------------------ ----------------
Reclassifications before income taxes                                         (95,901)                 14,280               (945)         (82,566)
Income taxes                                                                   33,565                  (4,998)               331           28,898
                                                                ---------------------- ----------------------- ------------------ ----------------
Reclassification adjustments                                                $ (62,336)                $ 9,282             $ (614)       $ (53,668)
                                                                ====================== ======================= ================== ================

        The unrealized  gain (loss) on  available-for-sale  securities,  certain  interest rate swaps,  and  non-credit  portion of OTTI  losses is  adjusted by  intangibles
        (primarily  DAC, DSI and  unearned  liability)  and  deferred  income taxes and is included in the statements of comprehensive income.

14.     INCOME TAXES

        The  TCJA,  enacted  on  December  22,  2017,  makes  broad  and  complex  changes to the U.S. tax code which will require  additional time to fully  interpret.  The most  significant  change  impacting  the  company was a  permanent  reduction  in the  federal  corporate  income  tax rate from 35% to 21%,  effective  January  1,
        2018.

        The  Company  has applied  SAB 118 in  recording  the tax effects of the TCJA.  In
        accordance   with  SAB  118,   issued  in   December   of  2017  by  the  SEC  and
        confirmed  by the  FASB  during  January  of 2018  to be  applicable  for  private companies,  the  Company  recorded  provisional  amounts  for  certain  items  for which the income tax  accounting  is not  complete.  For these items,  the Company has recorded  reasonable  estimates of the tax effects of the TCJA.  The estimates will be reported as provisional  amounts during a measurement  period,  which will not  exceed  one year from the date of  enactment  of the TCJA.  The  Company  may reflect  adjustments to its  provisional  amounts upon  obtaining,  preparing,  or analyzing additional  information about facts and circumstances that existed as of the  enactment  date that,  if known,  would have  affected the income tax effects initially reported as provisional amounts.

        The  Company  recorded a tax benefit of  $363,510  in the  consolidated  statement of income in the period  ended  December  31,  2017 to account  for the effects of the TCJA.  The benefit  was  attributable  to the  remeasurement  of deferred  tax assets  and  liabilities  using  the new  corporate  tax rate of 21% and  included reasonable  estimates  for policy  reserves  and  investments  based on  available information.  Until we obtain and analyze additional information not yet available from  third  parties,  the  accounting  for the tax  effects  of  these  items  is considered  provisional.  In addition, the legislation is unclear in many respects and could be subject to potential  amendments and technical  corrections,  as well as  interpretations  and  implementing  regulations  by the  Treasury and Internal
        Revenue  Service,  any  of  which  could  affect  the  estimates  included  in the provision.

        The significant components of income tax expense are as follows:

                                                          Year Ended December 31,
                                           --------------------------------------------------------
                                                 2017               2016                2015
                                           -----------------  -----------------   -----------------

Current                                        $    121,662       $    192,385        $    137,788
Deferred                                           (350,255)            38,466              34,488
                                           -----------------  -----------------   -----------------
    Total income tax expense                   $   (228,593)      $    230,851        $    172,276
                                           =================  =================   =================

        Total income tax expense  attributable  to income  before  taxes  differs from the amounts that would result from applying the U.S. federal  statutory rate of 35% in
        2017,  2016 and 2015.  The  significant  differences  in 2017 included tax credits and the effects of the TCJA. The  significant  difference in 2016 was tax credits.
        The  significant  differences  in 2015  included tax credits and the release of an over accrual of deferred tax liabilities.

        The tax effects of temporary  differences  that give rise to significant  portions of deferred income tax assets and deferred income tax liabilities are as follows:

                                                                         December 31,
                                                              ------------------------------------
                                                                    2017               2016
                                                              -----------------  -----------------

Deferred income tax assets
    Policy liabilities and reserves                               $    490,147       $    553,572
    Other, net                                                          64,740            122,307
                                                              -----------------  -----------------
         Total deferred income tax assets                              554,887            675,879
                                                              -----------------  -----------------
Deferred income tax liabilities
    Investments                                                       (637,710)          (501,530)
    Deferred policy acquisition costs and deferred sales
     inducements                                                      (474,567)          (761,592)
                                                              -----------------  -----------------
         Total deferred income tax liabilities                      (1,112,277)        (1,263,122)
                                                              -----------------  -----------------
         Net deferred income tax liability                        $   (557,390)      $   (587,243)
                                                              =================  =================

        If the Company  determines  that any of its deferred tax assets will not result in future tax benefits,  a valuation allowance must be established for the portion of these  assets  that are not  expected to be  realized.  Based upon a review of the
        Company's  anticipated  future  taxable  income  and after  considering  all other
        available  evidence,   both  positive  and  negative,   the  Company's  management
        concluded  that it is more likely than not that the gross deferred tax assets will be realized, and no valuation allowance is necessary.

        The Company has not  established  a liability  for  unrecognized  tax benefits and does not  expect  this to  change  during  the next  twelve  months.  The  Company
        recognizes  interest  and/or  penalties  as  a  component  of  tax  expense.   The
        Company  did  not  have  any  accrued  interest  and  penalties  at  December  31,
        2017, 2016 and 2015.

        The IRS  concluded  its  examination  of the  2012 and  2013  tax  returns  during
        2016.  All  adjustments  were agreed to and the  additional  tax and interest paid had no material  effect on the financial  statements.  Tax years prior to 2015 are considered effectively closed.

15.     OPERATING LEASES

        The  Company  leases  certain  equipment  and  office  space.  Rental  expense  of
        $4,553,  $4,400 and  $4,015 was  incurred  in 2017,  2016 and 2015,  respectively.
        Approximate  future  minimum  lease  payments  under  noncancellable   leases  are
        as follows:

           Year ending December 31,
           2018                                              $ 3,240
           2019                                                3,502
           2020                                                3,410
           2021                                                  744
           2022                                                  504
           Thereafter                                          1,378
                                                     ----------------
                                                            $ 12,778
                                                     ================

16.     EMPLOYEE BENEFIT PLANS

        Retiree Medical Plan

        The  Company  provides  certain  post-retirement  health care  benefits  through a health and  welfare  benefit  plan  ("Retiree  Medical  Plan") and life  insurance benefits  for  eligible  active and retired  employees.  The  accumulated  benefit obligation  included in accounts  payable  and  accrued  expenses  was $25,585 and
        $23,531  for 2017 and 2016,  respectively.  The  weighted-average  discount  rates used to  determine  the  benefit  obligations  as of  December  31,  2017 and 2016
        were  3.50% and  4.01%,  respectively.   Net  periodic  benefit  costs  were $946,
        $1,148  and  $1,356  for  the  year  ended  December  31,  2017,  2016  and  2015, respectively.  The  weighted-average  discount  rates  used to  determine  the net periodic  benefit  costs  for the year  ended  December  31,  2017,  2016 and 2015 were 4.01%, 4.14% and 3.79%, respectively.

        Employee stock ownership plan

       The  Company   participates   in  an  Employee   Stock   Ownership   Plan  ("ESOP")
       sponsored  by SEI  covering  certain  full-time  employees.   Prior  to  2010,  the
       majority  of SEI's  stock  was  held in the  Charles  A.  Sammons  1987  Charitable
       Remainder  Trust Number Two (the  "CRT").   Prior to his death in 1988,  Charles A.
       Sammons,  the  founder  of SEI,  established  the  CRT.   The  death of his  widow,
       Elaine D.  Sammons,  in January  2009,  initiated the process of settling the CRT.
       In  January  2010,  the  7,664,402  shares  of the SEI  stock  held by the CRT were transferred to the ESOP (the  "Transfer") as unallocated  shares,  which  completed
       the  settlement  of the  CRT.   As of  December  31,  2017 the  ESOP  owns  100% of
       the  outstanding  stock  of SEI.  Compensation  expense  of  $21,325,  $19,657  and
       $17,729 for 2017, 2016 and 2015, respectively, was recorded related to the ESOP.
17.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

       The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state.  "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance
       Commissioners ("NAIC").  "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed.  Such practices differ from state to state and company to company.
       The prescribed and permitted practices used by the Company in 2017 include the following:

        o       In 2006 Iowa issued a prescribed practice that instructs insurance companies to use other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        o       In 2008 Iowa issued a prescribed practice that allows insurance companies to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the
                Company elected to establish a voluntary reserve to offset increases in the values of these other derivative instruments. The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the market value of the call option(s)
                associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

        o       In 2015 Iowa issued a prescribed practice that allows insurance companies domiciled in Iowa to use the Annuity 2000 mortality table for determining the minimum standard of valuation for annuities issued on or after January
                1, 2015. NAIC accounting requires the 2012 IAR Mortality Table for determining the minimum standard of valuation for annuities issued during
                2015.

        The combined effect of applying these prescribed practices in 2017 decreased the Company's statutory-based surplus by $139,870.  The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        The state of Iowa statue allows limited  purpose  captive  insurance  companies to assume  certain  redundant  insurance  reserves.  Solberg  Re and  MNL  Re  assume redundant  reserves  from  Midland  National and North  American  that are secured by an LOC and  contingent  note  guarantee,  see Note 8,  that  provided  combined statutory-based  surplus  relief of  $1,672,021  and  $1,537,145  at December  31,
        2017 and December 31, 2016, respectively.

        Generally,  the net assets of an Iowa domiciled  insurance  company  available for distribution  to its  stockholders  are  limited  to the  amounts by which the net assets, as determined in accordance with statutory  accounting  practices,  exceed minimum regulatory  statutory capital  requirements.  All payments of dividends or other  distributions  to  stockholders  are subject to  notification of regulatory
        authorities.   The  maximum   amount  of  dividends   that  can  be  paid  by  the
        Company  during  any  12-month   period,   without  prior  approval  of  the  Iowa
        insurance  commissioner,  is limited  according to statutory  regulations and is a function of  statutory  equity and  statutory  income  (generally,  the greater of prior  year  statutory-basis  net gain from  operations  or 10% of prior  year-end statutory-basis  surplus).  The  Company  paid  dividends  of  $387,123,  $202,518 and  $123,880  in 2017,  2016 and 2015,  respectively.  Dividends  payable in 2018 up to  approximately  $495,438  will not  require  prior  approval  of  regulatory authorities.

        The  statutory  net gain  from  operations  of the  Company  for the  years  ended
        December  31,  2017,   2016  and  2015,  was  $495,438,   $512,412  and  $369,903,
        respectively,   and  reported   surplus  at  December  31,  2017  and  2016,   was
        $3,414,063 and $3,099,125,  respectively,  in accordance with statutory accounting principles.

18.     OTHER RELATED PARTY TRANSACTIONS

        The  Company  pays fees to SEI  under  management  contracts  that  cover  certain
        investment,   accounting,   employee   benefits  and  management   services.   The
        Company  was  charged  $34,175,  $30,900  and  $10,762  in 2017,  2016  and  2015,
        respectively, related to these contracts.

        In 2013,  Midland  National issued  guaranteed  investment  contracts  ("GICs") to
        SEI  for  $102,000.  In  2016,  MNL  issued  additional  GICs of  $100,000.  These contracts  totaling  $201,297 and $202,000  are included in  policyholder  account
        balances  in  the  accompanying   consolidated  balance  sheets  at  December  31,
        2017 and  2016,  respectively.  The  contracts  pay 1.3%  interest  and  mature in equal  monthly  installments  over a one  year  period.  Each  installment  may be renewed for an additional one year period.  Interest  incurred on these  contracts was $2,570, $1,669 and $1,032 in 2017, 2016 and 2015, respectively.

        SEI has a noncontrolling  interest in Guggenheim Capital,  LLC  ("Guggenheim"),  a diversified  financial services firm that operates  businesses in capital markets,
        investment  management,   insurance  services  and  solutions,  wealth  management
        and merchant banking.

        GPIM,  an  indirect  subsidiary  of  Guggenheim,  provides  investment  management services  for the  Company.  During  2017,  2016 and 2015,  the  Company  incurred expense of  $42,530,  $42,074  and  $38,042,  respectively,  for these  investment management  services.  The fee is  calculated  based on the average  fair value of invested assets under management multiplied by a contractual rate.

        Guggenheim  Commercial  Real  Estate  Finance,  LLC,  an  indirect  subsidiary  of
        Guggenheim,   provides   commercial   mortgage  loan   origination  and  servicing
        services  for the  Company.   During  2017,  2016 and 2015,  the Company  incurred
        expense  of  $8,170,  $8,335  and  $6,643,  respectively,   for  these  commercial
        mortgage  services.   The  fee is  calculated  monthly  based  on the  outstanding principal  balance  of  the  commercial  mortgage  loans  and  real  estate  owned multiplied by a contractual rate.
        The Company  provides  certain  investment,  accounting,  payroll  administration, policy  administration  and management  services to North  American,  for which it
        was  reimbursed   $115,044,   $107,267  and  $86,835  in  2017,   2016  and  2015,
        respectively, for the costs incurred to render such services.

        The  Company  provided  certain  investment,  accounting,  payroll  administration and  management  services  to SIG for  which  it was  reimbursed  $5,421,  $15,518 and $9,299 in 2017,  2016 and 2015,  respectively,  for costs  incurred  to render such services.

        The  Company  provided  certain  investment,  accounting,  payroll  administration and  management  services  to SFN for  which it was  reimbursed  $30,915,  $17,423 and $18,821 in 2017,  2016 and 2015,  respectively,  for costs  incurred to render such services.

        The  Company   holds  various   investments   in  debt   securities   and  limited
        partnership   interests  issued  by  Guggenheim  and  its  affiliates.   The  debt
        securities   are  reported  in  fixed   maturities,   available-for-sale   in  the
        accompanying   consolidated   balance   sheet.   The   reported   value  of  these
        securities   was   $153,650   and   $708,760  at  December   31,  2017  and  2016,
        respectively.  The limited  partnership  interests are reported in other  invested assets in the  accompanying  consolidated  balance  sheet.  The reported  value of
        these   interests   was  $0  and   $516,099  at   December   31,  2017  and  2016,
        respectively.

        The  Company  is  party  to two  coinsurance  agreements  with  GLAC.  See Note 11 for further discussion of these transactions.

        The  Company  is a party  to  reinsurance  agreements  with  North  American.  See
        Note 11 for further discussion of these transactions.

19.     COMMITMENTS AND CONTINGENCIES

        The Company  has, in the normal  course of  business,  claims and  lawsuits  filed against  it. In some  cases the  damages  sought  are  substantially  in excess of contractual  policy  benefits.  The Company  believes  these claims and  lawsuits, either  individually  or in aggregate,  will not  materially  affect the Company's financial position or results of operations.

        At  December  31,  2017,  the  Company  had  outstanding  capital  commitments  to limited partnerships of $389,833.

        Under  insurance  guaranty fund laws,  in most states  insurance  companies  doing business therein can be assessed up to prescribed  limits for policyholder  losses
        incurred   by   insolvent   companies.   The  Company   does  not   believe   such
        assessments will be materially  different from amounts already provided for in the consolidated  financial statements.  Most of these laws do provide,  however, that an  assessment  may be excused or deferred if it would  threaten an insurer's  own financial strength.

20.     SUBSEQUENT EVENTS

        The  Company  evaluated   subsequent  events  through  March  29,  2018  which  is
        the date the  consolidated  financial  statements  were  available  to be  issued.
        There were no  subsequent  event  transactions  that  required  disclosure  in the consolidated financial statements.

Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2017 and 2016

Midland National Life Insurance Company
Separate Account C
Index
-----------------------------------------------------------------------------------------------

                                                                                        Page(s)

Report of Independent Registered Public Accounting Firm....................................1-9

Financial Statements

Statements of Net Assets.................................................................10-16

Statement of Operations..................................................................17-23

Statement of Changes in Net Assets.......................................................24-37

Notes to Financial Statements............................................................38-97

                 Report of Independent Registered Public Accounting Firm

To the Board of Directors of Midland National Life Insurance Company and the
Policyowners of Midland National Life Insurance Company Separate Account C

Opinions on the Financial Statements

We have audited the accompanying statement of net assets, including the financial statements of each of the subaccounts listed in the table below (constituting Midland
National Life Insurance Company Separate Account C, hereafter collectively referred to as the "Subaccounts") as of December 31, 2017, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts as of December 31, 2017, the results of each of their operations and changes in each of their net assets for the period indicated in the table below in conformity with accounting principles generally accepted in the United
States of America.

----------------------------------------------------------- -----------------------------------------------------------
AB Variable Products Series - Dynamic Asset Allocation      Janus Henderson Series - Overseas Portfolio (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
AB Variable Products Series - Real Estate Investment        Janus Henderson Series - Research Portfolio (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
AB Variable Products Series - Small Cap Growth              Lazard Retirement Series, Inc. - Global Dynamic Multi
Portfolio (1)                                               Asset Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
AB Variable Products Series - Small Mid Cap Value           Lazard Retirement Series, Inc. - International Equity
Portfolio (1)                                               Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Alger Fund - Capital Appreciation Portfolio (1)             Legg Mason Partners Variable Equity Trust - ClearBridge
                                                            Variable Aggressive Growth Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Alger Fund - Capital Appreciation Portfolio Class S (1)     Legg Mason Partners Variable Equity Trust - ClearBridge
                                                            Variable Dividend Strategy Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Alger Fund - LargeCap Growth Portfolio (1)                  Legg Mason Partners Variable Equity Trust - ClearBridge
                                                            Variable Large Cap Growth Portfolio (2)
----------------------------------------------------------- -----------------------------------------------------------
Alger Fund - MidCap Growth Portfolio (1)                    Legg Mason Partners Variable Equity Trust - ClearBridge
                                                            Variable Mid Cap Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Alger Fund - SmallCap Growth Portfolio (1)                  Legg Mason Partners Variable Equity Trust - ClearBridge
                                                            Variable Small Cap Growth Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Alps - Alerian Energy Infrastructure Portfolio (1)          Legg Mason Partners Variable Equity Trust - Western
                                                            Asset Variable Core Bond Plus Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Alps - Red Rocks Listed Private Equity Portfolio (1)        Legg Mason Partners Variable Equity Trust - Western
                                                            Asset Variable Global High Yield Bond Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
American Century Variable Portfolios, Inc. - Balanced       Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
Fund (1)                                                    (1)
----------------------------------------------------------- -----------------------------------------------------------
American Century Variable Portfolios, Inc. - Capital        Lord Abbett Series Fund, Inc. - Developing Growth
Appreciation Fund (1)                                       Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
American Century Variable Portfolios, Inc. - Income &       Lord Abbett Series Fund, Inc. - Fundamental Equity
Growth Fund (1)                                             Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
American Century Variable Portfolios, Inc. - Inflation      Lord Abbett Series Fund, Inc. - Growth & Income
Protection Fund (1)                                         Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
American Century Variable Portfolios, Inc. -                Lord Abbett Series Fund, Inc. - International
International Fund (1)                                      Opportunities Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
American Century Variable Portfolios, Inc. - Large          Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
Company Value Fund (1)                                      (1)
----------------------------------------------------------- -----------------------------------------------------------
American Century Variable Portfolios, Inc. - Mid Cap        Lord Abbett Series Fund, Inc. - Short Duration Income
Value Fund (1)                                              Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
American Century Variable Portfolios, Inc. - Ultra Fund     MFS Variable Insurance Trust  - Blended Research Core
(1)                                                         Equity Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
American Century Variable Portfolios, Inc. - Value Fund     MFS Variable Insurance Trust  - Corporate Bond
(1)                                                         Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
American Funds IS - Asset Allocation Fund (1)               MFS Variable Insurance Trust  - Emerging Markets
                                                            Equity Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
American Funds IS - Blue Chip Income and Growth Fund        MFS Variable Insurance Trust  - Global Tactical
(1)                                                         Allocation Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
American Funds IS - Capital Income Builder Fund (1)         MFS Variable Insurance Trust  - Growth Series  (1)
----------------------------------------------------------- -----------------------------------------------------------
American Funds IS - Global Growth and Income Fund (1)       MFS Variable Insurance Trust  - International Value
                                                            Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
American Funds IS - Global Growth Fund (1)                  MFS Variable Insurance Trust  - Investors Trust Series
                                                            (1)
----------------------------------------------------------- -----------------------------------------------------------
American Funds IS - Global Small Capitalization Fund (1)    MFS Variable Insurance Trust  - New Discovery Series
                                                            (1)
----------------------------------------------------------- -----------------------------------------------------------
American Funds IS - Growth Fund (1)                         MFS Variable Insurance Trust  - Research Series  (1)
----------------------------------------------------------- -----------------------------------------------------------
American Funds IS - Growth-Income Fund (1)                  MFS Variable Insurance Trust  - Technology Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
American Funds IS - International Fund (1)                  MFS Variable Insurance Trust  - Utilities Series
                                                            Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
American Funds IS - International Growth and Income         Morgan Stanley Variable Institutional Funds - Emerging
Fund (1)                                                    Markets Debt Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
American Funds IS - New World Fund (1)                      Morgan Stanley Variable Institutional Funds - Emerging
                                                            Markets Equity Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
American Funds IS - U.S. Government/AAA-Rated               Morgan Stanley Variable Institutional Funds - Mid Cap
Securities Fund (1)                                         Growth Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
American Funds IS - Ultra-Short Bond Fund (1)               Morgan Stanley Variable Institutional Funds - U.S. Real
                                                            Estate Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
BlackRock Variable Series Fund, Inc. - Advantage Large      Neuberger Berman Advisors Management Trust - AMT
Cap Core Fund (1)                                           Mid Cap Intrinsic Value Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
BlackRock Variable Series Fund, Inc. - Basic Value Fund     Neuberger Berman Advisors Management Trust -
(1)                                                         Mid-Cap Growth Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
BlackRock Variable Series Fund, Inc. - Capital              Northern Lights Variable Trust - Adaptive Allocation
Appreciation Fund (1)                                       Portfolio (5)
----------------------------------------------------------- -----------------------------------------------------------
BlackRock Variable Series Fund, Inc. - Equity Dividend      Northern Lights Variable Trust - Power Dividend Index
Fund (1)                                                    Fund (2)
----------------------------------------------------------- -----------------------------------------------------------
BlackRock Variable Series Fund, Inc. - Global Allocation    Northern Lights Variable Trust - Power Income Fund (1)
Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
BlackRock Variable Series Fund, Inc. - iShares              Oppenheimer VA Service  Class - Discovery Mid Cap
Alternatives Strategies Fund (1)                            Growth Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
BlackRock Variable Series Fund, Inc. - iShares Dynamic      Oppenheimer VA Service  Class - Global Fund (1)
Allocation Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
BlackRock Variable Series Fund, Inc. - iShares Dynamic      Oppenheimer VA Service  Class - Global
Fixed Income Fund (1)                                       Multi-Alternatives Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
BlackRock Variable Series Fund, Inc. - iShares Equity       Oppenheimer VA Service  Class - International Growth
Appreciation Fund (1)                                       Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
BlackRock Variable Series Fund, Inc. - Large Cap Focus      Oppenheimer VA Service  Class - Main Street Fund (1)
Growth Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Calvert Variable Series, Inc. - Mid Cap Growth Portfolio    Oppenheimer VA Service  Class - Main Street Small Cap
(1)                                                         Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Calvert Variable Series, Inc. - S&P 500 Index Portfolio     Oppenheimer VA Service  Class - Total Return Bond
(1)                                                         Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Columbia Variable Portfolio - Contrarian Core 2 Portfolio   PIMCO Variable Insurance Trust - All Asset Portfolio (1)
(1)
----------------------------------------------------------- -----------------------------------------------------------
Columbia Variable Portfolio - Dividend Opportunity          PIMCO Variable Insurance Trust - Commodity Real
Portfolio (1)                                               Return Strategy Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Columbia Variable Portfolio - Emerging Markets Bond         PIMCO Variable Insurance Trust - Emerging Markets
Portfolio (1)                                               Bond Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Columbia Variable Portfolio - High Yield Portfolio (1)      PIMCO Variable Insurance Trust - Foreign Bond
                                                            (USD-Hedged) Adv Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Columbia Variable Portfolio - Select Large-Cap Value        PIMCO Variable Insurance Trust - Global (Unhedged)
Portfolio (2)                                               Bond Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Columbia Variable Portfolio - Seligman Global Tech          PIMCO Variable Insurance Trust - Global Multi-Asset
Portfolio (2)                                               Managed Allocation Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Columbia Variable Portfolio - US Government Mortgage        PIMCO Variable Insurance Trust - High Yield Portfolio (1)
Portfolio (2)
----------------------------------------------------------- -----------------------------------------------------------
Deutsche Variable Insurance Portfolios - Alternative        PIMCO Variable Insurance Trust - Income Advisor
Asset Allocation Portfolio (1)                              Portfolio (2)
----------------------------------------------------------- -----------------------------------------------------------
Deutsche Variable Insurance Portfolios - CROCI US           PIMCO Variable Insurance Trust - Low Duration Portfolio
Portfolio (1)                                               (1)
----------------------------------------------------------- -----------------------------------------------------------
Deutsche Variable Insurance Portfolios - Equity 500         PIMCO Variable Insurance Trust - Real Return Portfolio
Index Portfolio (1)                                         (1)
----------------------------------------------------------- -----------------------------------------------------------
Deutsche Variable Insurance Portfolios - Global Small       PIMCO Variable Insurance Trust - Short-Term Portfolio
Cap Portfolio (1)                                           (1)
----------------------------------------------------------- -----------------------------------------------------------
Deutsche Variable Insurance Portfolios - Small Cap          PIMCO Variable Insurance Trust - Total Return Portfolio
Index Portfolio (1)                                         (1)
----------------------------------------------------------- -----------------------------------------------------------
Deutsche Variable Insurance Portfolios - Small Mid Cap      PIMCO Variable Insurance Trust - Unconstrained Bond
Value Portfolio (1)                                         Adv Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation             Pioneer Variable Contracts Trust - Bond Portfolio (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Dreyfus Variable Investment Fund - International Value      Pioneer Variable Contracts Trust - Equity Income
Portfolio (1)                                               Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Dreyfus Variable Investment Fund - Sustainable U.S.         Pioneer Variable Contracts Trust - Fund Portfolio (1)
Equity Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Eaton Vance Variable Trust - Bond Initial Portfolio (4)     Pioneer Variable Contracts Trust - High Yield Portfolio
                                                            (1)
----------------------------------------------------------- -----------------------------------------------------------
Eaton Vance Variable Trust - Floating Rate Income           Pioneer Variable Contracts Trust - Strategic Income
Portfolio (1)                                               Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Eaton Vance Variable Trust - Large-Cap Value Portfolio      ProFunds VP - Access VP High Yield Fund (1)
(6)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Asset Manager       ProFunds VP - Asia 30 (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Asset Manager:      ProFunds VP - Banks (1)
Growth Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Balanced            ProFunds VP - Basic Materials (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Contrafund          ProFunds VP - Bear (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Emerging Markets    ProFunds VP - Biotechnology (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Equity-Income       ProFunds VP - Bull (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Funds Manager       ProFunds VP - Consumer Goods (1)
50% Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Funds Manager       ProFunds VP - Consumer Services (1)
70% Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Funds Manager       ProFunds VP - Dow 30 (1)
85% Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Government          ProFunds VP - Emerging Markets (1)
Money Market Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Government          ProFunds VP - Europe 30 (1)
Money Market Portfolio Service Class 2 (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Growth & Income     ProFunds VP - Falling U.S. Dollar (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Growth              ProFunds VP - Financials (1)
Opportunities Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Growth Portfolio    ProFunds VP - Government Money Market (1)
(1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - High Income         ProFunds VP - Health Care (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Index 500           ProFunds VP - Industrials (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Investment Grade    ProFunds VP - International (1)
Bond Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Mid Cap Portfolio   ProFunds VP - Internet (1)
(1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Overseas            ProFunds VP - Japan (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Real Estate         ProFunds VP - Large-Cap Growth (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Strategic Income    ProFunds VP - Large-Cap Value (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Fidelity Variable Insurance Products  - Value Strategies    ProFunds VP - Mid-Cap (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
First Investors Life Series - Covered Call Strategy         ProFunds VP - Mid-Cap Growth (1)
Portfolio (2)
----------------------------------------------------------- -----------------------------------------------------------
First Investors Life Series - International Portfolio (1)   ProFunds VP - Mid-Cap Value (1)
----------------------------------------------------------- -----------------------------------------------------------
First Investors Life Series - Opportunity Fund (1)          ProFunds VP - NASDAQ-100 (1)
----------------------------------------------------------- -----------------------------------------------------------
First Investors Life Series - Total Return Portfolio (1)    ProFunds VP - Oil & Gas (1)
----------------------------------------------------------- -----------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -      ProFunds VP - Pharmaceuticals (1)
Developing Markets Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -      ProFunds VP - Precious Metals (1)
Foreign Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -      ProFunds VP - Real Estate (1)
Global Bond Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -      ProFunds VP - Rising Rates Opportunity (1)
Income Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -      ProFunds VP - Semiconductor (1)
Mutual Global Discovery Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -      ProFunds VP - Short Dow 30 (1)
Mutual Shares Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -      ProFunds VP - Short Emerging Markets (1)
Rising Dividends Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Large Cap          ProFunds VP - Short International (1)
Value Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Mid Cap            ProFunds VP - Short Mid-Cap (1)
Value Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Small Cap          ProFunds VP - Short NASDAQ-100 (1)
Equity Insights Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Guggenheim Variable Insurance Fund - Global Managed         ProFunds VP - Short Small-Cap (1)
Futures Strategy Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Guggenheim Variable Insurance Fund - Long Short             ProFunds VP - Small-Cap (1)
Equity Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Guggenheim Variable Insurance Fund - Multi-Hedge            ProFunds VP - Small-Cap Growth (1)
Strategies Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Guggenheim Variable Insurance Fund - Small Cap Value        ProFunds VP - Small-Cap Value (1)
Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Invesco Van Kampen Variable Insurance Fund -                ProFunds VP - Technology (1)
American Value Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Invesco Van Kampen Variable Insurance Fund - Growth         ProFunds VP - Telecommunications (1)
and Income Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Invesco Van Kampen Variable Insurance Fund - Value          ProFunds VP - U.S. Government Plus (1)
Opportunities Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Invesco Variable Insurance Funds - Diversified Dividend     ProFunds VP - UltraBull (1)
Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Invesco Variable Insurance Funds - Global Health Care       ProFunds VP - UltraMid-Cap (1)
Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Invesco Variable Insurance Funds - Global Real Estate       ProFunds VP - UltraNASDAQ-100 (1)
Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Invesco Variable Insurance Funds - International Growth     ProFunds VP - UltraShort Dow 30 (1)
Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Invesco Variable Insurance Funds - Managed Volatility       ProFunds VP - UltraShort NASDAQ-100 (1)
Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Invesco Variable Insurance Funds - Mid Cap Core Equity      ProFunds VP - UltraSmall-Cap (1)
Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Invesco Variable Insurance Funds - Technology Fund (1)      ProFunds VP - Utilities (1)
----------------------------------------------------------- -----------------------------------------------------------
Ivy Variable Insurance Portfolios - Asset Strategy          Prudential Series Funds - Jennison 20/20 Focus
Portfolio (1)                                               Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Ivy Variable Insurance Portfolios - Balanced Portfolio (1)  Prudential Series Funds - Natural Resources Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Ivy Variable Insurance Portfolios - Dividend                Prudential Series Funds - SP Prudential US Emerging
Opportunities Portfolio (1)                                 Growth Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Ivy Variable Insurance Portfolios - Energy Portfolio (1)    QS Legg Mason Partners Variable Income Trust -
                                                            Dynamic Multi Strategy Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Ivy Variable Insurance Portfolios - Global Bond Portfolio   Royce Capital Fund - Micro-Cap Portfolio (1)
(1)
----------------------------------------------------------- -----------------------------------------------------------
Ivy Variable Insurance Portfolios - Global Growth           Royce Capital Fund - Small Cap Portfolio (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Ivy Variable Insurance Portfolios - Growth Portfolio (1)    Rydex Variable Insurance Fund - Biotechnology Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Ivy Variable Insurance Portfolios - High Income Portfolio   Rydex Variable Insurance Fund - S&P 500 Pure Growth
(1)                                                         Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Ivy Variable Insurance Portfolios - International Core      Rydex Variable Insurance Fund - S&P MidCap 400 Pure
Equity Portfolio (1)                                        Growth Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Ivy Variable Insurance Portfolios - Mid Cap Growth          Rydex Variable Trust - Government Long Bond 1.2x
Portfolio (1)                                               Strategy (1)
----------------------------------------------------------- -----------------------------------------------------------
Ivy Variable Insurance Portfolios - Natural Resources       Rydex Variable Trust - Inverse Dow 2x Strategy Fund (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Ivy Variable Insurance Portfolios - Science and             Rydex Variable Trust - Inverse Government Long Bond
Technology Portfolio (1)                                    Strategy Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Ivy Variable Insurance Portfolios - Small Cap Core          Rydex Variable Trust - Inverse NASDAQ-100 Strategy
Portfolio (1)                                               Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Ivy Variable Insurance Portfolios - Small Cap Growth        Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Portfolio (1)                                               (1)
----------------------------------------------------------- -----------------------------------------------------------
J.P. Morgan Series Trust II - Core Bond Portfolio (1)       Rydex Variable Trust - NASDAQ-100 2x Strategy Fund
                                                            (1)
----------------------------------------------------------- -----------------------------------------------------------
J.P. Morgan Series Trust II - Small Cap Core Portfolio (1)  Rydex Variable Trust - NASDAQ-100 Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Janus Henderson Series - Balanced Portfolio (1)             Rydex Variable Trust - Nova Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Janus Henderson Series - Enterprise Services Portfolio      Rydex Variable Trust - U.S. Government Money Market
(1)                                                         Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Janus Henderson Series - Flexible Bond Portfolio (1)        T. Rowe Price - Blue Chip Growth Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Janus Henderson Series - GI Unconstrained Bond              T. Rowe Price - Health Sciences Portfolio (1)
Portfolio (1)
----------------------------------------------------------- -----------------------------------------------------------
Janus Henderson Series - Global Research Portfolio (1)      Transparent Value VI - Directional Allocation Portfolio
                                                            (3)
----------------------------------------------------------- -----------------------------------------------------------
Janus Henderson Series - Global Technology Portfolio        VanEck Worldwide Insurance Trust - Emerging Markets
(1)                                                         Fund (1)
----------------------------------------------------------- -----------------------------------------------------------
Janus Henderson Series - Mid Cap Value Portfolio (1)        VanEck Worldwide Insurance Trust - Global Hard Assets
                                                            Fund (1)
----------------------------------------------------------- -----------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
(1) Statement of operations for the year ended December 31, 2017, and statements of changes in net assets for the years ended December 31, 2017 and 2016.
---------------------------------------------------------------------------------------------------------------------------
(2) Statement of operations for the year ended December 31, 2017, and statements of changes in net assets for the period August 1, 2017 (date of introduction) through December 31, 2017.
---------------------------------------------------------------------------------------------------------------------------
(3) Statement of changes in net assets for the period January 1, 2016 through June 6, 2016 (date of liquidation).
---------------------------------------------------------------------------------------------------------------------------
(4) Statement of changes in net assets for the period January 1, 2016 through June 28, 2016 (date of liquidation).
---------------------------------------------------------------------------------------------------------------------------
(5) Statement of net assets as of February 28, 2017 (date of liquidation), statement of operations for the period January
1, 2017 through February 28, 2017, and statements of changes in net assets for the period January 1, 2017 through
February 28, 2017 and the year ended December 31, 2016.
---------------------------------------------------------------------------------------------------------------------------
(6) Statement of net assets as of April 28, 2017 (date of liquidation), statement of operations for the period January 1,
2017 through April 28, 2017, and statements of changes in net assets for the period January 1, 2017 through April 28,
2017 and the year ended December 31, 2016.
---------------------------------------------------------------------------------------------------------------------------

Basis for Opinions

These financial statements are the responsibility of the management of Midland National
Life Insurance Company.  Our responsibility is to express an opinion on the financial statements of each of the subaccounts in Midland National Life Insurance Company
Separate Account C based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and
are required to be independent with respect to each of the subaccounts in Midland
National Life Insurance Company Separate Account C in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of December
31, 2017 by correspondence with underlying fund management.  We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

April 26, 2018

We have served as the auditor of one or more of the subaccounts in Midland National
Life Insurance Company Separate Account C since 1993.

PricewaterhouseCoopers LLP, 699 Walnut Street, Suite 1300 Des Moines, IA 50309
T: (515) 246 3800, F: (515) 246 3811, www.pwc.com/us

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statement of Net Assets
                                    December 31, 2017
------------------------------------------------------------------------------------------

Assets:
    Investments in portfolio shares, at fair value (Note 1):        Shares              Cost             Net Assets
                                                                 --------------   -----------------   -----------------
       Fidelity Variable Insurance Products
         Government Money Market Portfolio                          12,927,349        $ 12,927,349        $ 12,927,349
         High Income Portfolio                                       1,137,976           6,098,530           6,022,440
         Equity-Income Portfolio                                       378,046           8,155,478           8,907,143
         Growth Portfolio                                              104,958           5,615,481           7,746,338
         Overseas Portfolio                                            355,047           6,799,338           8,054,715
         Mid Cap Portfolio                                             421,977          14,033,511          15,996,166
         Asset Manager Portfolio                                        73,555           1,108,417           1,108,425
         Investment Grade Bond Portfolio                               319,210           4,017,447           4,019,611
         Index 500 Portfolio                                            74,638          13,137,221          20,080,603
         Contrafund Portfolio                                          788,362          25,333,667          29,362,042
         Asset Manager: Growth Portfolio                                39,862             637,184             763,812
         Balanced Portfolio                                            151,002           2,487,516           2,792,652
         Growth & Income Portfolio                                      78,786           1,507,911           1,777,858
         Growth Opportunities Portfolio                                 55,892           1,678,923           2,010,137
         Value Strategies Portfolio                                    328,763           4,656,089           4,727,608
         Strategic Income Portfolio                                    722,216           8,166,094           8,233,259
         Emerging Markets Portfolio                                    297,058           2,943,592           3,638,965
         Real Estate Portfolio                                         781,277          15,227,265          14,953,636
         Funds Manager 50% Portfolio                                   198,060           2,464,534           2,669,845
         Funds Manager 70% Portfolio                                   151,874           1,900,970           2,124,719
         Funds Manager 85% Portfolio                                    72,754             914,836           1,036,023
         Government Money Market Portfolio Service Class 2           1,903,208           1,903,208           1,903,208
       American Century Variable
        Portfolios, Inc.
         Balanced Fund                                                 194,822           1,392,765           1,467,007
         Capital Appreciation Fund                                     141,161           2,142,527           2,121,643
         International Fund                                            323,655           3,272,497           3,936,889
         Value Fund                                                  4,537,604          43,255,203          50,910,805
         Income & Growth Fund                                          197,831           1,924,362           2,120,192
         Inflation Protection Fund                                     601,808           6,217,760           6,144,459
         Large Company Value Fund                                       42,430             638,530             678,885
         Mid Cap Value Fund                                            899,588          17,955,076          20,474,619
         Ultra Fund                                                    152,055           2,489,083           2,892,088
       MFS Variable Insurance Trust
         Research Series                                                14,927             367,853             439,389
         Growth Series                                                  35,034           1,393,375           1,692,492
         Investors Trust Series                                         10,029             281,546             300,384
         New Discovery Series                                          167,325           2,641,919           3,178,688
         Corporate Bond Portfolio                                      325,587           3,716,249           3,740,989
         Emerging Markets Equity Portfolio                              93,344           1,410,189           1,581,252
         Technology Portfolio                                          137,532           1,933,811           2,353,173
         Global Tactical Allocation Portfolio                           96,954           1,514,850           1,535,748
         International Value Portfolio                                 407,185           9,611,648          11,319,744
         Utilities Series Portfolio                                    261,649           7,317,673           7,582,594
         Blended Research Core Equity Portfolio                         35,819           1,781,523           1,926,691

        The accompanying notes are an integral part of these financial statements
                                           10

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statement of Net Assets
                                    December 31, 2017
------------------------------------------------------------------------------------------

Assets:
    Investments in portfolio shares, at fair value (Note 1):        Shares              Cost             Net Assets
                                                                 --------------   -----------------   -----------------
       Lord Abbett Series Fund, Inc.
         Growth & Income Portfolio                                      51,590           1,673,469           1,916,553
         Mid-Cap Stock Portfolio                                       121,003           2,630,419           2,965,787
         International Opportunities Portfolio                         906,872           7,922,883           8,941,762
         Bond-Debenture Portfolio                                    1,458,111          17,807,167          18,051,413
         Fundamental Equity Portfolio                                   80,104           1,448,034           1,510,765
         Developing Growth Portfolio                                    58,990           1,252,269           1,662,341
         Short Duration Income Portfolio                               782,190          11,555,325          11,247,886
       Alger Fund
         LargeCap Growth Portfolio                                     110,178           6,530,952           6,786,993
         MidCap Growth Portfolio                                       180,689           3,662,176           4,517,235
         Capital Appreciation Portfolio                                 42,608           3,121,842           3,521,120
         SmallCap Growth Portfolio                                      30,928             770,524             746,906
         Capital Appreciation Portfolio Class S                        463,897          33,084,581          36,708,181
       Calvert Variable Series, Inc.
         Mid Cap Growth Portfolio                                       58,277           1,807,931           1,862,527
         S&P 500 Index Portfolio                                        11,783           1,395,728           1,663,499
       Invesco Variable Insurance Funds
         Technology Fund                                                32,817             651,781             753,802
         Managed Volatility Fund                                        82,067           1,052,836           1,071,793
         Diversified Dividend Fund                                      31,653             783,554             860,319
         Global Health Care Fund                                        55,317           1,671,021           1,462,576
         Global Real Estate Fund                                        13,998             229,899             236,006
         International Growth Fund                                      11,444             407,421             450,107
         Mid Cap Core Equity Fund                                       27,165             356,551             383,293
       J.P. Morgan Series Trust II
         Core Bond Portfolio                                           270,239           3,001,603           2,956,412
         Small Cap Core Portfolio                                       90,804           1,941,327           2,328,221
       Rydex Variable Trust
         Nova Fund                                                       6,567             516,325             742,031
         NASDAQ-100 Fund                                                26,652             895,799           1,031,427
         U.S. Government Money Market Fund                             572,532             572,532             572,532
         Inverse S&P 500 Strategy Fund                                     943             119,856              65,662
         Inverse NASDAQ-100 Strategy Fund                                1,126             120,944              66,748
         Inverse Government Long Bond Strategy Fund                        114              11,226              10,769
         Government Long Bond 1.2x Strategy                              8,193             269,348             260,461
         NASDAQ-100 2x Strategy Fund                                         -                   -                   -
         Inverse Dow 2x Strategy Fund                                        -                   -                   -
       Rydex Variable Insurance Fund
         Biotechnology Fund                                             73,219           5,830,972           6,335,674
         S&P 500 Pure Growth Fund                                       66,775           3,004,423           3,356,794
         S&P MidCap 400 Pure Growth Fund                                32,808           1,104,994           1,289,701
       Guggenheim Variable Insurance Fund
         Long Short Equity Fund                                         46,188             702,631             812,450
         Multi-Hedge Strategies Fund                                   120,531           2,888,730           2,992,781
         Global Managed Futures Strategy Fund                           24,398             436,006             416,230
         Small Cap Value Fund                                           55,747           2,456,790           2,558,208

        The accompanying notes are an integral part of these financial statements
                                           11

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statement of Net Assets
                                    December 31, 2017
------------------------------------------------------------------------------------------

Assets:
    Investments in portfolio shares, at fair value (Note 1):        Shares              Cost             Net Assets
                                                                 --------------   -----------------   -----------------
       ProFunds VP
         Access VP High Yield Fund                                       8,133             236,454             229,753
         Asia 30                                                         1,930             104,474             117,521
         Banks                                                           3,717              75,008              96,800
         Basic Materials                                                 1,607              96,798             111,540
         Bear                                                            2,882             118,647              95,271
         Biotechnology                                                   6,782             452,539             477,485
         Bull                                                           30,631           1,403,557           1,551,482
         Consumer Goods                                                  2,558             158,786             169,427
         Consumer Services                                               2,960             181,045             215,762
         Dow 30                                                          5,715             193,994             182,323
         Emerging Markets                                                6,700             166,133             186,590
         Europe 30                                                       3,547              83,140              86,997
         Falling U.S. Dollar                                             1,760              40,491              39,268
         Financials                                                      3,425             130,877             143,511
         Health Care                                                     5,267             370,979             385,951
         Industrials                                                     2,367             161,445             197,506
         International                                                   4,589              98,477             107,712
         Internet                                                        3,264             297,478             363,555
         Japan                                                           1,034              48,332              53,758
         Large-Cap Growth                                               13,957             893,338             966,247
         Large-Cap Value                                                17,906             738,857             834,969
         Mid-Cap                                                       129,740           3,821,756           3,823,445
         Mid-Cap Growth                                                  9,481             431,087             451,663
         Mid-Cap Value                                                   6,948             316,598             323,868
         Government Money Market                                     6,983,028           6,983,028           6,983,028
         Oil & Gas                                                      20,624             732,326             761,640
         NASDAQ-100                                                     20,550             793,159             878,315
         Pharmaceuticals                                                 3,839             147,022             147,974
         Precious Metals                                                40,589             859,929             801,627
         Real Estate                                                     1,873             125,417             124,847
         Rising Rates Opportunity                                        1,042              61,844              48,570
         Semiconductor                                                     697              32,174              36,793
         Short Dow 30                                                      355               5,363               3,755
         Short Emerging Markets                                              -                   -                   -
         Short International                                             1,846              22,922              17,533
         Short Mid-Cap                                                     111               5,372               3,763
         Short NASDAQ-100                                                   43                 665                 492
         Short Small-Cap                                                 1,621              29,329              21,057
         Small-Cap                                                       9,663             336,869             338,478
         Small-Cap Growth                                               10,567             397,336             415,721
         Small-Cap Value                                                 4,024             191,849             202,299
         Technology                                                      5,905             188,188             248,374
         Telecommunications                                                760              29,490              26,980
         U.S. Government Plus                                            8,044             196,379             198,838
         UltraBull                                                      45,320             635,391             669,377
         UltraMid-Cap                                                   12,615             983,771           1,005,435
         UltraNASDAQ-100                                                 3,710             306,837             421,197
         UltraShort Dow 30                                                 870              16,082               5,438
         UltraShort NASDAQ-100                                             129              24,750               5,665
         UltraSmall-Cap                                                  6,952             182,758             198,759
         Utilities                                                       2,628             125,513             119,953

        The accompanying notes are an integral part of these financial statements
                                           12

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statement of Net Assets
                                    December 31, 2017
------------------------------------------------------------------------------------------

Assets:
    Investments in portfolio shares, at fair value (Note 1):        Shares              Cost             Net Assets
                                                                 --------------   -----------------   -----------------
       VanEck Worldwide Insurance Trust
         Global Hard Assets Fund                                       361,383           8,863,751           8,487,983
         Emerging Markets Fund                                         179,284           2,263,292           2,802,208
         Unconstrained Emerging Markets Bond Fund                       88,925             743,577             791,433
       Janus Henderson Series
         Global Technology Portfolio                                   219,559           2,129,576           2,538,098
         Overseas Portfolio                                             17,665             453,372             543,020
         Research Portfolio                                             16,796             500,041             599,282
         Enterprise Services Portfolio                                 173,080          10,245,817          11,539,277
         Global Research Portfolio                                      14,721             625,660             738,548
         Mid Cap Value Portfolio                                       180,388           2,955,606           3,154,990
         Balanced Portfolio                                            415,210          13,634,081          15,400,133
         Flexible Bond Portfolio                                       334,326           4,301,478           4,255,966
         GI Unconstrained Bond Portfolio                                96,941             945,733             928,697
       PIMCO Variable Insurance Trust
         Total Return Portfolio                                      4,385,120          48,485,569          47,973,212
         Low Duration Portfolio                                      2,078,239          21,395,458          21,281,171
         High Yield Portfolio                                        1,097,505           8,454,761           8,637,362
         Real Return Portfolio                                       1,751,753          22,252,660          21,756,775
         All Asset Portfolio                                           463,549           4,763,983           5,085,136
         Global Multi-Asset Managed Allocation Portfolio                35,167             414,262             453,296
         Short-Term Portfolio                                        4,362,977          45,023,656          45,244,074
         Emerging Markets Bond Portfolio                               101,564           1,306,939           1,334,555
         Global (Unhedged) Bond Portfolio                               31,476             367,149             386,836
         Commodity Real Return Strategy Portfolio                      937,376           8,015,430           6,786,599
         Foreign Bond (USD-Hedged) Adv Portfolio                        72,386             803,252             781,044
         Unconstrained Bond Adv Portfolio                              220,372           2,228,059           2,322,720
         Income Advisor Portfolio                                      594,626           6,388,465           6,386,284
       Goldman Sachs Variable Insurance Trust
         Small Cap Equity Insights Fund                                130,042           1,804,698           1,776,378
         Large Cap Value Fund                                           24,190             254,155             219,163
         Mid Cap Value Fund                                            224,993           3,615,126           3,806,884
       Neuberger Berman Advisors Management Trust
         Mid-Cap Growth Portfolio                                       46,176           1,060,868           1,189,961
         AMT Mid Cap Intrinsic Value Portfolio                           7,925             131,395             155,171
       Dreyfus Variable Investment Fund
         Appreciation Portfolio                                         11,399             469,757             505,415
         International Value Portfolio                                   3,372              38,875              41,407
         Sustainable U.S. Equity Portfolio                                 814              30,337              32,387
       Invesco Van Kampen Variable Insurance Fund
         Growth and Income Portfolio                                    27,229             559,460             617,019
         Value Opportunities Fund                                        8,473              52,237              64,054
         American Value Fund                                            13,579             236,970             247,138

        The accompanying notes are an integral part of these financial statements
                                           13

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statement of Net Assets
                                    December 31, 2017
------------------------------------------------------------------------------------------

Assets:
    Investments in portfolio shares, at fair value (Note 1):        Shares              Cost             Net Assets
                                                                 --------------   -----------------   -----------------
       Morgan Stanley Variable Institutional Funds
         Emerging Markets Debt Portfolio                                27,235             217,709             218,427
         Emerging Markets Equity Portfolio                              22,645             342,129             398,099
         Mid Cap Growth Portfolio                                       11,075             118,092             131,241
         U.S. Real Estate Portfolio                                      8,868             183,343             191,465
       Northern Lights Variable Trust
         Power Income Fund                                             123,099           1,200,755           1,219,911
         Power Dividend Index Fund                                     198,934           3,376,746           3,439,562
       AB Variable Products Series
         Real Estate Investment Portfolio                              273,474           2,566,098           2,507,758
         Dynamic Asset Allocation Portfolio                             53,564             622,536             695,261
         Small Cap Growth Portfolio                                      1,852              23,487              29,628
         Small Mid Cap Value Portfolio                                 101,466           2,010,061           2,179,500
       BlackRock Variable Series Fund, Inc.
         Basic Value Fund                                              238,344           3,480,146           3,689,563
         Capital Appreciation Fund                                      97,660             935,631             993,206
         Equity Dividend Fund                                          821,145           9,199,222           9,952,277
         Global Allocation Fund                                      1,113,599          15,473,490          16,525,815
         Advantage Large Cap Core Fund                                  29,228             927,935             825,109
         Large Cap Focus Growth Fund                                   169,091           2,433,381           2,428,145
         iShares Alternatives Strategies Fund                          110,219           1,182,114           1,223,435
         iShares Dynamic Allocation Fund                                60,162             606,124             667,193
         iShares Dynamic Fixed Income Fund                              90,263             911,775             904,440
         iShares Equity Appreciation Fund                               35,561             346,542             416,419
       Columbia Variable Portfolio
         Contrarian Core 2 Portfolio                                   141,797           2,619,301           3,086,917
         Dividend Opportunity Portfolio                                139,399           2,855,790           3,458,480
         Emerging Markets Bond Portfolio                               915,009           8,610,436           9,287,340
         High Yield Portfolio                                          685,166           4,561,340           4,645,428
         Select Large-Cap Value Portfolio                               10,866             253,869             265,359
         Seligman Global Tech Portfolio                                 30,038             611,999             600,465
         US Government Mortgage Portfolio                                2,771              28,552              28,594
       Deutsche Variable Insurance Portfolios
         Equity 500 Index Portfolio                                    940,408          18,475,222          20,848,853
         Small Cap Index Portfolio                                     207,571           3,522,864           3,794,397
         Alternative Asset Allocation Portfolio                        159,961           2,060,571           2,173,864
         Global Small Cap Portfolio                                     42,643             503,701             531,759
         Small Mid Cap Value Portfolio                                 288,351           4,749,549           5,149,941
         CROCI US Portfolio                                             19,000             312,173             316,728
       Eaton Vance Variable Trust
         Floating Rate Income Portfolio                              2,262,798          20,769,189          20,976,134
       First Investors Life Series
         Total Return Portfolio                                         31,673             399,143             438,039
         International Portfolio                                        42,234           1,031,364           1,122,163
         Opportunity Fund                                              743,000          11,454,455          13,938,681
         Covered Call Strategy Portfolio                                 2,664              30,737              31,030
       Franklin Templeton Variable Insurance Products Trust
         Mutual Shares Fund                                            358,066           7,428,261           7,290,214
         Income Fund                                                 1,306,304          20,280,775          21,122,939

        The accompanying notes are an integral part of these financial statements
                                           14

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statement of Net Assets
                                    December 31, 2017
------------------------------------------------------------------------------------------

Assets:
    Investments in portfolio shares, at fair value (Note 1):        Shares              Cost             Net Assets
                                                                 --------------   -----------------   -----------------
         Global Bond Fund                                            1,681,502          28,371,855          27,761,595
         Foreign Fund                                                2,367,926          35,353,355          36,631,813
         Developing Markets Fund                                       421,707           3,705,202           4,314,059
         Mutual Global Discovery Fund                                  349,058           7,131,481           6,911,351
         Rising Dividends Fund                                         579,161          15,067,602          16,482,913
       Ivy Variable Insurance Portfolios
         Asset Strategy Portfolio                                      570,918           5,347,287           5,348,248
         Balanced Portfolio                                          1,026,385           8,204,947           8,161,913
         Dividend Opportunities Portfolio                              153,629           1,212,168           1,318,325
         Energy Portfolio                                              240,355           1,443,300           1,410,594
         Global Bond Portfolio                                         163,632             798,076             811,142
         Natural Resources Portfolio                                   196,446             819,536             909,763
         Growth Portfolio                                              219,373           2,358,238           2,652,657
         High Income Portfolio                                       3,951,447          14,305,878          14,372,995
         International Core Equity Portfolio                           351,588           5,865,125           6,533,485
         Global Growth Portfolio                                        78,939             665,471             778,903
         Mid Cap Growth Portfolio                                      265,069           2,596,157           3,077,186
         Science and Technology Portfolio                              218,235           5,188,704           5,900,528
         Small Cap Growth Portfolio                                    264,443           2,635,643           3,074,994
         Small Cap Core Portfolio                                      569,843           9,669,154          10,437,705
       Lazard Retirement Series, Inc.
         International Equity Portfolio                                 81,800           1,029,738             885,891
         Global Dynamic Multi Asset Portfolio                          139,003           1,672,940           1,875,157
       Legg Mason Partners Variable Equity Trust
         Western Asset Variable Global High Yield Bond Portfolio       100,432             760,350             755,250
         ClearBridge Variable Mid Cap Portfolio                        267,316           5,289,562           5,378,396
         ClearBridge Variable Dividend Strategy Portfolio              569,125           9,834,813          11,393,886
         ClearBridge Variable Small Cap Growth Portfolio                90,765           1,977,484           2,265,491
         ClearBridge Variable Aggressive Growth Portfolio               20,299             536,575             543,603
         Western Asset Variable Core Bond Plus Portfolio             6,939,049          40,364,986          40,107,702
         ClearBridge Variable Large Cap Growth Portfolio               147,456           3,615,954           3,624,472
       QS Legg Mason Partners Variable Income Trust
         Dynamic Multi Strategy Portfolio                               35,358             447,620             466,372
       Pioneer Variable Contracts Trust
         Fund Portfolio                                                 39,809             710,403             730,502
         Bond Portfolio                                              3,368,866          37,444,468          37,259,655
         Strategic Income Portfolio                                  1,177,501          11,991,332          12,081,157
         Equity Income Portfolio                                       261,831           7,935,755           8,561,884
         High Yield Portfolio                                          154,064           1,333,435           1,455,901
       Prudential Series Funds
         Jennison 20/20 Focus Portfolio                                 12,884             279,984             384,968
         Natural Resources Portfolio                                    31,139             755,269             811,491
         SP Prudential US Emerging Growth Portfolio                     30,703             363,680             428,302
       Royce Capital Fund
         Micro-Cap Portfolio                                            50,067             534,182             511,189
         Small Cap Portfolio                                         1,167,170          11,178,364           9,979,307
       Alps
         Alerian Energy Infrastructure Portfolio                       213,629           1,914,747           2,035,885
         Red Rocks Listed Private Equity Portfolio                     117,363           1,509,908           1,584,399

        The accompanying notes are an integral part of these financial statements
                                           15

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statement of Net Assets
                                    December 31, 2017
------------------------------------------------------------------------------------------

Assets:
    Investments in portfolio shares, at fair value (Note 1):        Shares              Cost             Net Assets
                                                                 --------------   -----------------   -----------------
       American Funds IS
         Asset Allocation Fund                                       1,515,642          32,900,065          35,466,015
         Blue Chip Income and Growth Fund                            1,472,235          19,688,404          21,744,911
         Ultra-Short Bond Fund                                       1,144,383          12,730,227          12,736,983
         Capital Income Builder Fund                                 1,221,056          11,871,742          12,674,558
         Global Growth Fund                                            177,626           4,697,990           5,351,879
         Global Growth and Income Fund                                 456,877           6,075,696           7,127,276
         Global Small Capitalization Fund                              100,270           2,277,261           2,497,720
         Growth Fund                                                   207,287          14,310,751          15,869,916
         Growth-Income Fund                                            386,618          17,493,475          19,064,147
         International Fund                                            227,837           4,377,532           4,880,259
         International Growth and Income Fund                          211,782           3,342,000           3,723,128
         New World Fund                                                836,938          17,416,512          20,915,092
         U.S. Government/AAA-Rated Securities Fund                     727,005           8,909,410           8,709,523
       Oppenheimer VA Service  Class
         Total Return Bond Fund                                        192,689           1,490,264           1,489,489
         Discovery Mid Cap Growth Fund                                  13,544             987,754           1,081,791
         Global Multi-Alternatives Fund                                  9,261              91,733              90,846
         Global Fund                                                    88,921           3,609,362           4,168,595
         International Growth Fund                                   1,341,436           3,321,699           3,621,877
         Main Street Fund                                              125,117           3,653,913           3,992,486
         Main Street Small Cap Fund                                    141,286           3,216,964           3,591,491
       T. Rowe Price
         Blue Chip Growth Portfolio                                    536,799          13,530,714          16,205,947
         Health Sciences Portfolio                                     176,007           6,636,749           7,168,782

        The accompanying notes are an integral part of these financial statements
                                           16

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statement of Operations
                               Year Ended December 31, 2017
------------------------------------------------------------------------------------------

                                                                                                          Administrative                                                                              Change in Net           Realized and Change        Net Increase (Decrease)
                                                                                          Investment       Expense and         Contract                     Net Investment      Net Realized     Unrealized Appreciation      in Unrealized Gains             in Net Assets
                                                        Dividend       Capital Gains        Income        Mortality and      Maintenance       Expenses      Income (Loss)     Gain (Loss) on       (Depreciation) on        (Losses) on Investments    Resulting from Operations
                                                       Income (a)     Distributions (b)    (c)=(a+b)     Expense Risk (d)     Charge (e)      (f)=(d+e)        (g)=(c-f)       Investments (h)       Investments (i)               (j)=(h+i)                    (k)=(g+j)
                                                      -------------   ----------------   --------------  -----------------   -------------   -------------  ----------------   ---------------   ------------------------   -------------------------   --------------------------
Fidelity Variable Insurance Products
    Government Money Market Portfolio                     $ 43,061                $ -         $ 43,061           $ 76,963           $ 840        $ 77,803         $ (34,742)              $ -                        $ -                         $ -                    $ (34,742)
    High Income Portfolio                                  372,632                  -          372,632            174,489             892         175,381           197,251           670,244                     16,663                     686,907                      884,158
    Equity-Income Portfolio                                137,610            194,294          331,904            122,974           2,703         125,677           206,227           162,129                    586,529                     748,658                      954,885
    Growth Portfolio                                        14,296            553,121          567,417            108,872           5,187         114,059           453,358           666,699                  1,060,566                   1,727,265                    2,180,623
    Overseas Portfolio                                      93,180              7,083          100,263            108,814             992         109,806            (9,543)          221,212                  1,725,414                   1,946,626                    1,937,083
    Mid Cap Portfolio                                       75,449            650,711          726,160            191,576           2,131         193,707           532,453            31,583                  1,969,023                   2,000,606                    2,533,059
    Asset Manager Portfolio                                 19,165            126,117          145,282             16,526             693          17,219           128,063              (360)                      (374)                       (734)                     127,329
    Investment Grade Bond Portfolio                         94,481             21,169          115,650             56,390           1,098          57,488            58,162            (8,830)                    67,144                      58,314                      116,476
    Index 500 Portfolio                                    318,938             63,820          382,758            264,213           5,319         269,532           113,226         1,672,995                  1,698,923                   3,371,918                    3,485,144
    Contrafund Portfolio                                   225,204          1,394,942        1,620,146            365,376           6,266         371,642         1,248,504           555,351                  2,962,759                   3,518,110                    4,766,614
    Asset Manager: Growth Portfolio                          8,929             93,504          102,433             10,604             567          11,171            91,262            22,995                     (2,563)                     20,432                      111,694
    Balanced Portfolio                                      38,405             79,864          118,269             41,413             735          42,148            76,121           126,174                    227,419                     353,593                      429,714
    Growth & Income Portfolio                               20,608             42,212           62,820             22,539           1,266          23,805            39,015            92,887                    109,686                     202,573                      241,588
    Growth Opportunities Portfolio                           4,796            240,889          245,685             26,962           1,113          28,075           217,610            84,056                    231,798                     315,854                      533,464
    Value Strategies Portfolio                              54,234            966,346        1,020,580             54,531             230          54,761           965,819          (110,696)                  (165,153)                   (275,849)                     689,970
    Strategic Income Portfolio                             238,566             41,251          279,817             90,860             695          91,555           188,262           (11,228)                   214,788                     203,560                      391,822
    Emerging Markets Portfolio                              14,678              3,222           17,900             31,023             180          31,203           (13,303)           54,907                    792,385                     847,292                      833,989
    Real Estate Portfolio                                  232,689            854,927        1,087,616            188,884           1,633         190,517           897,099            39,619                   (579,967)                   (540,348)                     356,751
    Funds Manager 50% Portfolio                             26,166             16,197           42,363             31,331             207          31,538            10,825            57,834                    243,931                     301,765                      312,590
    Funds Manager 70% Portfolio                             15,571             14,060           29,631             23,218             112          23,330             6,301             6,307                    288,660                     294,967                      301,268
    Funds Manager 85% Portfolio                              5,933              9,179           15,112              9,672              37           9,709             5,403            10,827                    130,592                     141,419                      146,822
    Government Money Market Portfolio Service Class 2        8,394                  -            8,394             27,249             247          27,496           (19,102)                -                          -                           -                      (19,102)
American Century Variable
 Portfolios, Inc.
    Balanced Fund                                           26,322             59,222           85,544             23,380             196          23,576            61,968            (9,557)                   153,177                     143,620                      205,588
    Capital Appreciation Fund                                    -            246,658          246,658             29,076             744          29,820           216,838           (10,623)                   149,044                     138,421                      355,259
    International Fund                                      27,608                  -           27,608             54,079             612          54,691           (27,083)           75,506                    870,584                     946,090                      919,007
    Value Fund                                             688,785                  -          688,785            578,909           4,558         583,467           105,318         1,306,165                  1,870,422                   3,176,587                    3,281,905
    Income & Growth Fund                                    35,400             40,488           75,888             29,265             317          29,582            46,306            70,265                    148,350                     218,615                      264,921
    Inflation Protection Fund                              162,530                  -          162,530             85,448             149          85,597            76,933          (184,264)                   255,372                      71,108                      148,041
    Large Company Value Fund                                11,950             45,796           57,746             16,940               -          16,940            40,806            29,186                     (1,252)                     27,934                       68,740
    Mid Cap Value Fund                                     264,608            360,223          624,831            250,502           1,586         252,088           372,743           456,591                    982,122                   1,438,713                    1,811,456
    Ultra Fund                                               4,311             88,995           93,306             36,719              65          36,784            56,522           112,315                    336,895                     449,210                      505,732
MFS Variable Insurance Trust
    Research Series                                          5,600             28,605           34,205              5,890             480           6,370            27,835            34,636                     20,370                      55,006                       82,841
    Growth Series                                            1,036             60,251           61,287             22,718           1,104          23,822            37,465           151,860                    192,564                     344,424                      381,889
    Investors Trust Series                                   1,903             11,074           12,977              3,733             232           3,965             9,012            (5,071)                    48,211                      43,140                       52,152
    New Discovery Series                                         -             55,529           55,529             36,892             879          37,771            17,758            66,036                    524,652                     590,688                      608,446
    Corporate Bond Portfolio                               124,149                  -          124,149             41,841             222          42,063            82,086            12,621                     47,208                      59,829                      141,915
    Emerging Markets Equity Portfolio                        9,058                  -            9,058             12,325              50          12,375            (3,317)           98,876                    156,890                     255,766                      252,449
    Technology Portfolio                                         -             48,338           48,338             27,051             290          27,341            20,997           239,718                    371,158                     610,876                      631,873
    Global Tactical Allocation Portfolio                    34,392              2,843           37,235             15,798             106          15,904            21,331            (4,429)                    82,995                      78,566                       99,897
    International Value Portfolio                          122,775              8,951          131,726            113,850             475         114,325            17,401           116,619                  1,788,926                   1,905,545                    1,922,946
    Utilities Series Portfolio                             301,833                  -          301,833             92,583             741          93,324           208,509          (355,851)                   990,619                     634,768                      843,277
    Blended Research Core Equity Portfolio                  20,448             33,738           54,186             14,096              96          14,192            39,994             3,283                    158,518                     161,801                      201,795

        The accompanying notes are an integral part of these financial statements
                                           17

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statement of Operations
                               Year Ended December 31, 2017
------------------------------------------------------------------------------------------

                                                                                                    Administrative                                                                              Change in Net           Realized and Change        Net Increase (Decrease)
                                                                                    Investment       Expense and         Contract                     Net Investment      Net Realized     Unrealized Appreciation      in Unrealized Gains             in Net Assets
                                                  Dividend       Capital Gains        Income        Mortality and      Maintenance       Expenses      Income (Loss)     Gain (Loss) on       (Depreciation) on        (Losses) on Investments    Resulting from Operations
                                                 Income (a)     Distributions (b)    (c)=(a+b)     Expense Risk (d)     Charge (e)      (f)=(d+e)        (g)=(c-f)       Investments (h)       Investments (i)               (j)=(h+i)                    (k)=(g+j)
                                                -------------   ----------------   --------------  -----------------   -------------   -------------  ----------------   ---------------   ------------------------   -------------------------   --------------------------
Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio                         24,840            183,776          208,616             24,974             934          25,908           182,708           111,773                    (88,646)                     23,127                      205,835
    Mid-Cap Stock Portfolio                           17,933            292,112          310,045             42,817             818          43,635           266,410           240,025                   (339,167)                    (99,142)                     167,268
    International Opportunities Portfolio             92,311            711,154          803,465            120,254             229         120,483           682,982           (82,634)                 2,155,357                   2,072,723                    2,755,705
    Bond-Debenture Portfolio                         736,515            173,509          910,024            193,788           1,261         195,049           714,975            46,660                    337,628                     384,288                    1,099,263
    Fundamental Equity Portfolio                      15,254            113,135          128,389             18,467             100          18,567           109,822            (1,882)                    47,531                      45,649                      155,471
    Developing Growth Portfolio                            -                  -                -             18,428             136          18,564           (18,564)            7,768                    368,448                     376,216                      357,652
    Short Duration Income Portfolio                  385,998                  -          385,998            130,347             574         130,921           255,077            13,632                   (203,563)                   (189,931)                      65,146
Alger Fund
    LargeCap Growth Portfolio                              -            610,251          610,251             94,590             311          94,901           515,350           (52,161)                 1,145,110                   1,092,949                    1,608,299
    MidCap Growth Portfolio                                -            100,398          100,398             64,238             573          64,811            35,587           299,370                    790,071                   1,089,441                    1,125,028
    Capital Appreciation Portfolio                     5,360            208,422          213,782             48,779             753          49,532           164,250            46,393                    643,095                     689,488                      853,738
    SmallCap Growth Portfolio                              -                  -                -              9,659             223           9,882            (9,882)          (41,914)                   220,339                     178,425                      168,543
    Capital Appreciation Portfolio Class S                 -          2,277,228        2,277,228            430,171           3,460         433,631         1,843,597           230,158                  6,212,398                   6,442,556                    8,286,153
Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio                          12,519                  -           12,519             24,556             163          24,719           (12,200)          (46,557)                   236,062                     189,505                      177,305
    S&P 500 Index Portfolio                           23,311             60,448           83,759             22,413              52          22,465            61,294           110,747                    121,092                     231,839                      293,133
Invesco Variable Insurance Funds
    Technology Fund                                        -             33,628           33,628              8,254               -           8,254            25,374            13,605                    111,536                     125,141                      150,515
    Managed Volatility Fund                           14,255                  -           14,255             16,198               -          16,198            (1,943)         (171,337)                   271,045                      99,708                       97,765
    Diversified Dividend Fund                         15,000             30,746           45,746             13,045              39          13,084            32,662            70,287                    (38,801)                     31,486                       64,148
    Global Health Care Fund                            5,259             73,050           78,309             19,136              48          19,184            59,125          (121,059)                   255,331                     134,272                      193,397
    Global Real Estate Fund                            7,021              3,826           10,847              6,309               -           6,309             4,538              (118)                    16,762                      16,644                       21,182
    International Growth Fund                          6,356                  -            6,356              9,689               -           9,689            (3,333)            7,734                     60,355                      68,089                       64,756
    Mid Cap Core Equity Fund                           1,253              8,250            9,503              9,647               -           9,647              (144)           21,300                     24,686                      45,986                       45,842
J.P. Morgan Series Trust II
    Core Bond Portfolio                               79,275                  -           79,275             41,338               -          41,338            37,937           (14,484)                    48,340                      33,856                       71,793
    Small Cap Core Portfolio                           7,585             16,653           24,238             34,162               -          34,162            (9,924)            5,452                    304,321                     309,773                      299,849
Rydex Variable Trust
    Nova Fund                                            327             28,834           29,161             11,003               -          11,003            18,158            48,114                    119,176                     167,290                      185,448
    NASDAQ-100 Fund                                        -             65,678           65,678             13,062               -          13,062            52,616            19,929                    132,561                     152,490                      205,106
    U.S. Government Money Market Fund                      9                 20               29              3,210               -           3,210            (3,181)                -                          -                           -                       (3,181)
    Inverse S&P 500 Strategy Fund                          -                  -                -              1,891               -           1,891            (1,891)          (48,043)                    23,686                     (24,357)                     (26,248)
    Inverse NASDAQ-100 Strategy Fund                       -                  -                -              1,994               -           1,994            (1,994)          (44,851)                    10,547                     (34,304)                     (36,298)
    Inverse Government Long Bond Strategy Fund             -                  -                -                292               -             292              (292)           (1,483)                      (606)                     (2,089)                      (2,381)
    Government Long Bond 1.2x Strategy                 3,353                  -            3,353              3,372               -           3,372               (19)          (19,690)                    40,318                      20,628                       20,609
    NASDAQ-100 2x Strategy Fund                            -                  -                -                  -               -               -                 -                 -                          -                           -                            -
    Inverse Dow 2x Strategy Fund                           -                  -                -                  -               -               -                 -                 -                          -                           -                            -
Rydex Variable Insurance Fund
    Biotechnology Fund                                     -                  -                -             76,463             682          77,145           (77,145)         (296,324)                 1,776,007                   1,479,683                    1,402,538
    S&P 500 Pure Growth Fund                               -            110,247          110,247             31,898             458          32,356            77,891            15,656                    410,156                     425,812                      503,703
    S&P MidCap 400 Pure Growth Fund                        -                  -                -             14,629              88          14,717           (14,717)           17,126                    181,030                     198,156                      183,439
Guggenheim Variable Insurance Fund
    Long Short Equity Fund                             2,481                  -            2,481              9,700              58           9,758            (7,277)           11,522                     87,403                      98,925                       91,648
    Multi-Hedge Strategies Fund                            -                  -                -             41,159             293          41,452           (41,452)           (1,232)                   110,072                     108,840                       67,388
    Global Managed Futures Strategy Fund               6,289                  -            6,289              5,764              44           5,808               481           (35,474)                    65,573                      30,099                       30,580
    Small Cap Value Fund                              11,371            104,173          115,544             37,472             264          37,736            77,808           (33,609)                    21,072                     (12,537)                      65,271

        The accompanying notes are an integral part of these financial statements
                                           18

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statement of Operations
                               Year Ended December 31, 2017
------------------------------------------------------------------------------------------

                                                                                         Administrative                                                                              Change in Net           Realized and Change        Net Increase (Decrease)
                                                                         Investment       Expense and         Contract                     Net Investment      Net Realized     Unrealized Appreciation      in Unrealized Gains             in Net Assets
                                       Dividend       Capital Gains        Income        Mortality and      Maintenance       Expenses      Income (Loss)     Gain (Loss) on       (Depreciation) on        (Losses) on Investments    Resulting from Operations
                                      Income (a)     Distributions (b)    (c)=(a+b)     Expense Risk (d)     Charge (e)      (f)=(d+e)        (g)=(c-f)       Investments (h)       Investments (i)               (j)=(h+i)                    (k)=(g+j)
                                      ------------   ----------------   --------------  -----------------   -------------   -------------  ----------------   ---------------   ------------------------   -------------------------   --------------------------
ProFunds VP
    Access VP High Yield Fund              15,634             31,245           46,879             12,284               -          12,284            34,595           (21,074)                    (7,669)                    (28,743)                       5,852
    Asia 30                                     -              3,906            3,906              2,407               -           2,407             1,499             1,872                     20,814                      22,686                       24,185
    Banks                                     141                  -              141              2,161               -           2,161            (2,020)             (132)                     9,157                       9,025                        7,005
    Basic Materials                           502                  -              502              4,714               -           4,714            (4,212)           61,713                     12,719                      74,432                       70,220
    Bear                                        -                  -                -              3,041               -           3,041            (3,041)           (2,909)                   (19,465)                    (22,374)                     (25,415)
    Biotechnology                               -                  -                -             12,892               -          12,892           (12,892)           12,932                    103,092                     116,024                      103,132
    Bull                                        -             30,038           30,038             29,124               -          29,124               914            94,117                    108,459                     202,576                      203,490
    Consumer Goods                          2,828              3,298            6,126              9,191               -           9,191            (3,065)           35,662                      9,132                      44,794                       41,729
    Consumer Services                           -                  -                -              6,610               -           6,610            (6,610)           48,861                     20,386                      69,247                       62,637
    Dow 30                                      -             56,041           56,041              3,264               -           3,264            52,777             1,598                    (22,962)                    (21,364)                      31,413
    Emerging Markets                          181                  -              181              7,184               -           7,184            (7,003)           48,407                     25,661                      74,068                       67,065
    Europe 30                               1,472                  -            1,472              1,914               -           1,914              (442)            5,959                      9,044                      15,003                       14,561
    Falling U.S. Dollar                         -                  -                -                887               -             887              (887)             (841)                     4,085                       3,244                        2,357
    Financials                                587                  -              587              6,053               -           6,053            (5,466)           17,159                      8,977                      26,136                       20,670
    Health Care                                 -             34,987           34,987             18,071               -          18,071            16,916           110,654                     27,448                     138,102                      155,018
    Industrials                               331                  -              331              6,430               -           6,430            (6,099)           51,354                     19,887                      71,241                       65,142
    International                               -                  -                -              4,307               -           4,307            (4,307)           21,466                     11,876                      33,342                       29,035
    Internet                                    -                  -                -             11,053               -          11,053           (11,053)           85,833                     47,529                     133,362                      122,309
    Japan                                       -                  -                -              1,057               -           1,057            (1,057)           (4,925)                     9,525                       4,600                        3,543
    Large-Cap Growth                            -             35,583           35,583             22,669               -          22,669            12,914           128,821                     81,017                     209,838                      222,752
    Large-Cap Value                         7,052                  -            7,052             19,523               -          19,523           (12,471)           54,219                     29,704                      83,923                       71,452
    Mid-Cap                                     -            173,747          173,747             58,627               -          58,627           115,120           123,095                    (24,323)                     98,772                      213,892
    Mid-Cap Growth                              -             40,990           40,990              9,739               -           9,739            31,251            25,409                     10,121                      35,530                       66,781
    Mid-Cap Value                             579             11,462           12,041              6,917               -           6,917             5,124            17,711                     (7,967)                      9,744                       14,868
    Government Money Market                   968                  -              968            111,220               -         111,220          (110,252)                -                          -                           -                     (110,252)
    Oil & Gas                              12,122                  -           12,122             31,519               -          31,519           (19,397)          (41,883)                   (60,867)                   (102,750)                    (122,147)
    NASDAQ-100                                  -              3,539            3,539             17,772               -          17,772           (14,233)           86,261                     90,204                     176,465                      162,232
    Pharmaceuticals                         1,911                852            2,763              4,851               -           4,851            (2,088)            6,355                     10,600                      16,955                       14,867
    Precious Metals                             -                  -                -             25,090               -          25,090           (25,090)          (10,135)                    61,691                      51,556                       26,466
    Real Estate                             5,783             12,513           18,296              5,772               -           5,772            12,524           (29,599)                      (566)                    (30,165)                     (17,641)
    Rising Rates Opportunity                    -                  -                -              1,621               -           1,621            (1,621)           (6,620)                    (1,859)                     (8,479)                     (10,100)
    Semiconductor                              88                  -               88              3,519               -           3,519            (3,431)          (33,974)                     2,925                     (31,049)                     (34,480)
    Short Dow 30                                -                  -                -                114               -             114              (114)             (147)                      (951)                     (1,098)                      (1,212)
    Short Emerging Markets                      -                  -                -                 10               -              10               (10)             (168)                        (1)                       (169)                        (179)
    Short International                         -                  -                -                491               -             491              (491)             (345)                    (4,286)                     (4,631)                      (5,122)
    Short Mid-Cap                               -                 30               30                107               -             107               (77)             (136)                      (571)                       (707)                        (784)
    Short NASDAQ-100                            -                  -                -                 37               -              37               (37)             (434)                      (222)                       (656)                        (693)
    Short Small-Cap                             -                  -                -                759               -             759              (759)           (2,973)                      (958)                     (3,931)                      (4,690)
    Small-Cap                                   -             42,144           42,144              8,971               -           8,971            33,173            34,223                    (35,903)                     (1,680)                      31,493
    Small-Cap Growth                            -             21,789           21,789              9,484               -           9,484            12,305             7,699                     (4,903)                      2,796                       15,101
    Small-Cap Value                            40              1,884            1,924             12,266               -          12,266           (10,342)           42,956                    (13,237)                     29,719                       19,377
    Technology                                139                  -              139              7,223               -           7,223            (7,084)           21,478                     49,432                      70,910                       63,826
    Telecommunications                      1,493              1,834            3,327              2,663               -           2,663               664           (33,290)                    (2,098)                    (35,388)                     (34,724)
    U.S. Government Plus                      996                  -              996              6,882               -           6,882            (5,886)          (21,232)                    32,898                      11,666                        5,780
    UltraBull                                   -            115,666          115,666              8,201               -           8,201           107,465            14,734                     20,826                      35,560                      143,025
    UltraMid-Cap                                -             92,436           92,436             31,590               -          31,590            60,846           165,937                     19,582                     185,519                      246,365
    UltraNASDAQ-100                             -             12,006           12,006              8,531               -           8,531             3,475            64,911                    110,627                     175,538                      179,013
    UltraShort Dow 30                           -                  -                -                501               -             501              (501)          (11,176)                       757                     (10,419)                     (10,920)
    UltraShort NASDAQ-100                       -                  -                -                461               -             461              (461)           (5,965)                    (3,971)                     (9,936)                     (10,397)
    UltraSmall-Cap                              -             14,393           14,393              4,774               -           4,774             9,619               465                      5,784                       6,249                       15,868
    Utilities                               3,606              5,908            9,514              7,387               -           7,387             2,127             8,525                     (4,658)                      3,867                        5,994

        The accompanying notes are an integral part of these financial statements
                                           19

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statement of Operations
                               Year Ended December 31, 2017
------------------------------------------------------------------------------------------

                                                                                                        Administrative                                                                              Change in Net           Realized and Change        Net Increase (Decrease)
                                                                                        Investment       Expense and         Contract                     Net Investment      Net Realized     Unrealized Appreciation      in Unrealized Gains             in Net Assets
                                                      Dividend       Capital Gains        Income        Mortality and      Maintenance       Expenses      Income (Loss)     Gain (Loss) on       (Depreciation) on        (Losses) on Investments    Resulting from Operations
                                                     Income (a)     Distributions (b)    (c)=(a+b)     Expense Risk (d)     Charge (e)      (f)=(d+e)        (g)=(c-f)       Investments (h)       Investments (i)               (j)=(h+i)                    (k)=(g+j)
                                                     ------------   ----------------   --------------  -----------------   -------------   -------------  ----------------   ---------------   ------------------------   -------------------------   --------------------------
VanEck Worldwide Insurance Trust
    Global Hard Assets Fund                                    -                  -                -            135,360             376         135,736          (135,736)         (288,513)                    63,447                    (225,066)                    (360,802)
    Emerging Markets Fund                                  8,505                  -            8,505             34,435               -          34,435           (25,930)          316,540                    673,722                     990,262                      964,332
    Unconstrained Emerging Markets Bond Fund              21,983                  -           21,983             13,609               -          13,609             8,374            68,119                     29,202                      97,321                      105,695
Janus Henderson Series
    Global Technology Portfolio                                -            110,719          110,719             23,682             118          23,800            86,919           182,763                    333,781                     516,544                      603,463
    Overseas Portfolio                                    10,393                  -           10,393              7,897              76           7,973             2,420           (14,839)                   162,143                     147,304                      149,724
    Research Portfolio                                     1,430              5,794            7,224              7,293              57           7,350              (126)            4,488                    122,136                     126,624                      126,498
    Enterprise Services Portfolio                         10,646            486,648          497,294            100,566             610         101,176           396,118            54,001                  1,240,014                   1,294,015                    1,690,133
    Global Research Portfolio                              5,426                  -            5,426              9,605              56           9,661            (4,235)           34,782                    130,451                     165,233                      160,998
    Mid Cap Value Portfolio                               18,886            109,438          128,324             37,937             264          38,201            90,123           (47,588)                   302,883                     255,295                      345,418
    Balanced Portfolio                                   180,373             23,556          203,929            163,684           1,456         165,140            38,789            94,598                  1,788,549                   1,883,147                    1,921,936
    Flexible Bond Portfolio                              106,236                  -          106,236             56,442             476          56,918            49,318           (38,679)                    72,734                      34,055                       83,373
    GI Unconstrained Bond Portfolio                       29,648                  -           29,648             12,544              37          12,581            17,067             2,108                    (15,695)                    (13,587)                       3,480
PIMCO Variable Insurance Trust
    Total Return Portfolio                               952,236                  -          952,236            701,324           4,069         705,393           246,843          (223,811)                 1,555,750                   1,331,939                    1,578,782
    Low Duration Portfolio                               244,664                  -          244,664            266,389           1,415         267,804           (23,140)         (176,935)                   168,552                      (8,383)                     (31,523)
    High Yield Portfolio                                 437,596                  -          437,596            138,382             451         138,833           298,763           115,158                      9,581                     124,739                      423,502
    Real Return Portfolio                                472,711                  -          472,711            276,200           2,385         278,585           194,126           (93,090)                   349,002                     255,912                      450,038
    All Asset Portfolio                                  225,784                  -          225,784             71,967             311          72,278           153,506           (74,615)                   475,621                     401,006                      554,512
    Global Multi-Asset Managed Allocation Portfolio        9,550                  -            9,550              5,869              50           5,919             3,631             5,473                     41,333                      46,806                       50,437
    Short-Term Portfolio                                 688,372                  -          688,372            556,938           4,470         561,408           126,964            17,157                    271,299                     288,456                      415,420
    Emerging Markets Bond Portfolio                       54,442                  -           54,442             13,927              63          13,990            40,452             1,726                     40,973                      42,699                       83,151
    Global (Unhedged) Bond Portfolio                       7,350                  -            7,350              5,046              32           5,078             2,272            (2,731)                    27,670                      24,939                       27,211
    Commodity Real Return Strategy Portfolio             740,601                  -          740,601             86,834             875          87,709           652,892          (666,956)                    58,480                    (608,476)                      44,416
    Foreign Bond (USD-Hedged) Adv Portfolio               35,788                  -           35,788              8,796              54           8,850            26,938             4,577                    (20,882)                    (16,305)                      10,633
    Unconstrained Bond Adv Portfolio                      34,366                  -           34,366             27,110             153          27,263             7,103            10,024                     53,140                      63,164                       70,267
    Income Advisor Portfolio                              26,779                  -           26,779             12,190              20          12,210            14,569             1,534                     (2,180)                       (646)                      13,923
Goldman Sachs Variable Insurance Trust
    Small Cap Equity Insights Fund                         9,339            191,231          200,570             29,669              27          29,696           170,874            48,730                    (53,405)                     (4,675)                     166,199
    Large Cap Value Fund                                   3,580             37,502           41,082              5,125               -           5,125            35,957            (9,785)                   (15,691)                    (25,476)                      10,481
    Mid Cap Value Fund                                    27,337            205,290          232,627             53,779               -          53,779           178,848           (20,041)                   188,481                     168,440                      347,288
Neuberger Berman Advisors Management Trust
    Mid-Cap Growth Portfolio                                   -             15,114           15,114             11,185               -          11,185             3,929            11,544                    142,358                     153,902                      157,831
    AMT Mid Cap Intrinsic Value Portfolio                  1,462                  -            1,462              3,155               -           3,155            (1,693)           14,906                     18,304                      33,210                       31,517
Dreyfus Variable Investment Fund
    Appreciation Portfolio                                 6,729             90,205           96,934             14,856               -          14,856            82,078           (32,065)                    77,694                      45,629                      127,707
    International Value Portfolio                            534                  -              534                924               -             924              (390)            1,262                      9,363                      10,625                       10,235
    Sustainable U.S. Equity Portfolio                        306              2,171            2,477                790               -             790             1,687                14                      1,901                       1,915                        3,602
Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio                           13,282             42,739           56,021             23,662               -          23,662            32,359            20,850                     49,985                      70,835                      103,194
    Value Opportunities Fund                                   9                  -                9              1,466               -           1,466            (1,457)            1,656                      7,957                       9,613                        8,156
    American Value Fund                                    1,189              2,351            3,540              5,199               -           5,199            (1,659)              137                     14,473                      14,610                       12,951
Morgan Stanley Variable Institutional Funds
    Emerging Markets Debt Portfolio                        8,314                  -            8,314              3,996               -           3,996             4,318            (2,197)                     7,573                       5,376                        9,694
    Emerging Markets Equity Portfolio                      2,004                  -            2,004              6,158               -           6,158            (4,154)            9,008                     70,740                      79,748                       75,594
    Mid Cap Growth Portfolio                                   -                  -                -              2,897               -           2,897            (2,897)           (1,115)                    39,574                      38,459                       35,562
    U.S. Real Estate Portfolio                             2,471                  -            2,471              5,233               -           5,233            (2,762)           13,481                    (10,461)                      3,020                          258

        The accompanying notes are an integral part of these financial statements
                                           20

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statement of Operations
                               Year Ended December 31, 2017
------------------------------------------------------------------------------------------

                                                                                                          Administrative                                                                              Change in Net           Realized and Change        Net Increase (Decrease)
                                                                                          Investment       Expense and         Contract                     Net Investment      Net Realized     Unrealized Appreciation      in Unrealized Gains             in Net Assets
                                                        Dividend       Capital Gains        Income        Mortality and      Maintenance       Expenses      Income (Loss)     Gain (Loss) on       (Depreciation) on        (Losses) on Investments    Resulting from Operations
                                                       Income (a)     Distributions (b)    (c)=(a+b)     Expense Risk (d)     Charge (e)      (f)=(d+e)        (g)=(c-f)       Investments (h)       Investments (i)               (j)=(h+i)                    (k)=(g+j)
                                                      -------------   ----------------   --------------  -----------------   -------------   -------------  ----------------   ---------------   ------------------------   -------------------------   --------------------------
Northern Lights Variable Trust
    Adaptive Allocation Portfolio                                -                  -                -             10,139               -          10,139           (10,139)           91,106                    (49,105)                     42,001                       31,862
    Power Income Fund                                       10,647                  -           10,647             16,401             138          16,539            (5,892)            2,007                     12,632                      14,639                        8,747
    Power Dividend Index Fund                                  897                  -              897              4,825              17           4,842            (3,945)            5,712                     62,816                      68,528                       64,583
AB Variable Products Series
    Real Estate Investment Portfolio                        36,397            123,893          160,290             28,875             228          29,103           131,187           (33,450)                    12,104                     (21,346)                     109,841
    Dynamic Asset Allocation Portfolio                      13,785                  -           13,785              9,694              79           9,773             4,012            23,870                     63,001                      86,871                       90,883
    Small Cap Growth Portfolio                                   -                  -                -                425               -             425              (425)           (8,061)                    17,682                       9,621                        9,196
    Small Mid Cap Value Portfolio                            4,743             96,550          101,293             27,249             125          27,374            73,919           (10,059)                   147,150                     137,091                      211,010
BlackRock Variable Series Fund, Inc.
    Basic Value Fund                                        43,509            136,324          179,833             41,399             202          41,601           138,232           (45,793)                   128,108                      82,315                      220,547
    Capital Appreciation Fund                                    -            107,162          107,162             11,094              84          11,178            95,984            31,482                    116,545                     148,027                      244,011
    Equity Dividend Fund                                   129,208            493,196          622,404            103,755             822         104,577           517,827           114,622                    517,904                     632,526                    1,150,353
    Global Allocation Fund                                 202,729            189,813          392,542            201,912           1,326         203,238           189,304          (114,981)                 1,688,847                   1,573,866                    1,763,170
    Advantage Large Cap Core Fund                            8,056            219,656          227,712             10,423             120          10,543           217,169            (1,733)                   (63,886)                    (65,619)                     151,550
    Large Cap Focus Growth Fund                                 88            379,160          379,248             24,544             157          24,701           354,547            35,505                     59,322                      94,827                      449,374
    iShares Alternatives Strategies Fund                    30,032                  -           30,032             11,165              72          11,237            18,795             6,084                     64,379                      70,463                       89,258
    iShares Dynamic Allocation Fund                         11,072                  -           11,072              6,430              31           6,461             4,611             1,100                     53,438                      54,538                       59,149
    iShares Dynamic Fixed Income Fund                       16,353                  -           16,353              8,437              44           8,481             7,872            (1,462)                     6,595                       5,133                       13,005
    iShares Equity Appreciation Fund                         6,257                  -            6,257              4,232              29           4,261             1,996               368                     60,623                      60,991                       62,987
Columbia Variable Portfolio
    Contrarian Core 2 Portfolio                                  -                  -                -             31,570             220          31,790           (31,790)           94,437                    370,503                     464,940                      433,150
    Dividend Opportunity Portfolio                               -                  -                -             40,635             377          41,012           (41,012)           85,267                    342,870                     428,137                      387,125
    Emerging Markets Bond Portfolio                        374,674                  -          374,674            110,887             934         111,821           262,853            31,169                    509,890                     541,059                      803,912
    High Yield Portfolio                                   245,410                  -          245,410             58,433             442          58,875           186,535           (18,244)                    35,997                      17,753                      204,288
    Select Large-Cap Value Portfolio                             -                  -                -                423               -             423              (423)              416                     11,490                      11,906                       11,483
    Seligman Global Tech Portfolio                               -                  -                -                981               1             982              (982)           (1,280)                   (11,533)                    (12,813)                     (13,795)
    US Government Mortgage Portfolio                             8                  -                8                100               1             101               (93)                -                         42                          42                          (51)
Deutsche Variable Insurance Portfolios
    Equity 500 Index Portfolio                             231,972            774,203        1,006,175            212,726           1,113         213,839           792,336            (7,943)                 2,242,969                   2,235,026                    3,027,362
    Small Cap Index Portfolio                               20,418            108,396          128,814             38,844             274          39,118            89,696           110,679                    179,392                     290,071                      379,767
    Alternative Asset Allocation Portfolio                  45,202                  -           45,202             28,310             140          28,450            16,752           (20,780)                   123,260                     102,480                      119,232
    Global Small Cap Portfolio                                   -             42,358           42,358              6,514              55           6,569            35,789           (25,982)                    70,785                      44,803                       80,592
    Small Mid Cap Value Portfolio                           10,378             62,046           72,424             45,839             306          46,145            26,279           (22,532)                   328,344                     305,812                      332,091
    CROCI US Portfolio                                       3,381                  -            3,381              3,975              37           4,012              (631)           (7,224)                    64,892                      57,668                       57,037
Eaton Vance Variable Trust
    Floating Rate Income Portfolio                         672,658                  -          672,658            272,013           2,209         274,222           398,436           (36,904)                    53,492                      16,588                      415,024
    Large-Cap Value Portfolio                                    -                  -                -              2,814              25           2,839            (2,839)           86,808                    (64,192)                     22,616                       19,777
First Investors Life Series
    Total Return Portfolio                                   6,480                  -            6,480              5,154              40           5,194             1,286             9,325                     28,312                      37,637                       38,923
    International Portfolio                                  3,458                  -            3,458              7,742              26           7,768            (4,310)           20,411                    107,504                     127,915                      123,605
    Opportunity Fund                                        76,232                  -           76,232            159,989           1,230         161,219           (84,987)          204,641                  1,934,116                   2,138,757                    2,053,770
    Covered Call Strategy Portfolio                              -                  -                -                 18               -              18               (18)                -                        293                         293                          275
Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Fund                                     162,022            293,823          455,845             89,424             688          90,112           365,733            (3,692)                    88,422                      84,730                      450,463
    Income Fund                                            787,814                  -          787,814            246,741           1,566         248,307           539,507          (137,559)                 1,071,053                     933,494                    1,473,001

        The accompanying notes are an integral part of these financial statements
                                           21

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statement of Operations
                               Year Ended December 31, 2017
------------------------------------------------------------------------------------------

                                                                                                                 Administrative                                                                              Change in Net           Realized and Change        Net Increase (Decrease)
                                                                                                 Investment       Expense and         Contract                     Net Investment      Net Realized     Unrealized Appreciation      in Unrealized Gains             in Net Assets
                                                               Dividend       Capital Gains        Income        Mortality and      Maintenance       Expenses      Income (Loss)     Gain (Loss) on       (Depreciation) on        (Losses) on Investments    Resulting from Operations
                                                              Income (a)     Distributions (b)    (c)=(a+b)     Expense Risk (d)     Charge (e)      (f)=(d+e)        (g)=(c-f)       Investments (h)       Investments (i)               (j)=(h+i)                    (k)=(g+j)
                                                             -------------   ----------------   --------------  -----------------   -------------   -------------  ----------------   ---------------   ------------------------   -------------------------   --------------------------
    Global Bond Fund                                                    -             84,780           84,780            344,146           2,549         346,695          (261,915)         (288,090)                   665,248                     377,158                      115,243
    Foreign Fund                                                  813,332                  -          813,332            411,932           3,457         415,389           397,943          (397,586)                 4,407,198                   4,009,612                    4,407,555
    Developing Markets Fund                                        37,277                  -           37,277             51,403             482          51,885           (14,608)         (124,550)                 1,370,854                   1,246,304                    1,231,696
    Mutual Global Discovery Fund                                  122,556            390,224          512,780             85,464             418          85,882           426,898          (144,318)                   145,759                       1,441                      428,339
    Rising Dividends Fund                                         220,749            525,801          746,550            190,750           1,200         191,950           554,600           (79,137)                 2,093,662                   2,014,525                    2,569,125
Ivy Variable Insurance Portfolios
    Asset Strategy Portfolio                                       81,487                  -           81,487             70,311             734          71,045            10,442          (342,614)                 1,164,376                     821,762                      832,204
    Balanced Portfolio                                            124,542            220,321          344,863            103,644           1,115         104,759           240,104          (455,627)                   971,453                     515,826                      755,930
    Dividend Opportunities Portfolio                               17,582             45,401           62,983             17,704             148          17,852            45,131           (31,242)                   162,146                     130,904                      176,035
    Energy Portfolio                                                9,886                  -            9,886             17,015             195          17,210            (7,324)            7,482                   (218,936)                   (211,454)                    (218,778)
    Global Bond Portfolio                                          19,919                  -           19,919              9,603              40           9,643            10,276            (7,634)                    19,407                      11,773                       22,049
    Natural Resources Portfolio                                       786                  -              786              8,824              50           8,874            (8,088)          (12,767)                    65,518                      52,751                       44,663
    Growth Portfolio                                                6,171            219,687          225,858             31,685             161          31,846           194,012            (5,308)                   408,104                     402,796                      596,808
    High Income Portfolio                                         738,688                  -          738,688            178,737           1,486         180,223           558,465          (119,729)                   261,412                     141,683                      700,148
    International Core Equity Portfolio                            75,736                  -           75,736             70,841             587          71,428             4,308           (59,610)                 1,115,209                   1,055,599                    1,059,907
    Global Growth Portfolio                                           396             21,110           21,506             10,562              71          10,633            10,873            23,174                    132,183                     155,357                      166,230
    Mid Cap Growth Portfolio                                            -             81,277           81,277             34,578             285          34,863            46,414           (12,375)                   593,525                     581,150                      627,564
    Science and Technology Portfolio                                    -            478,077          478,077             69,158             573          69,731           408,346           (10,410)                   994,014                     983,604                    1,391,950
    Small Cap Growth Portfolio                                          -             64,846           64,846             34,152             259          34,411            30,435           (59,716)                   546,363                     486,647                      517,082
    Small Cap Core Portfolio                                            -          1,065,115        1,065,115            122,527             975         123,502           941,613            52,318                    132,263                     184,581                    1,126,194
Lazard Retirement Series, Inc.
    International Equity Portfolio                                 20,688            187,178          207,866              9,095              54           9,149           198,717            (3,660)                   (74,407)                    (78,067)                     120,650
    Global Dynamic Multi Asset Portfolio                                -             98,983           98,983             22,285             170          22,455            76,528            16,130                    209,362                     225,492                      302,020
Legg Mason Partners Variable Equity Trust
    Western Asset Variable Global High Yield Bond Portfolio        36,453                  -           36,453              7,270              64           7,334            29,119            (6,433)                     9,114                       2,681                       31,800
    ClearBridge Variable Mid Cap Portfolio                          9,514            279,573          289,087             43,082             243          43,325           245,762           123,183                     25,845                     149,028                      394,790
    ClearBridge Variable Dividend Strategy Portfolio              142,268                  -          142,268            112,477             757         113,234            29,034           109,942                  1,284,958                   1,394,900                    1,423,934
    ClearBridge Variable Small Cap Growth Portfolio                     -             47,776           47,776             21,696             147          21,843            25,933            17,498                    292,510                     310,008                      335,941
    ClearBridge Variable Aggressive Growth Portfolio                1,372             34,256           35,628              6,441              24           6,465            29,163            27,491                     17,838                      45,329                       74,492
    Western Asset Variable Core Bond Plus Portfolio             1,379,325                  -        1,379,325            357,682           2,133         359,815         1,019,510            62,989                     (2,409)                     60,580                    1,080,090
    ClearBridge Variable Large Cap Growth Portfolio                 4,513            145,016          149,529              8,033              26           8,059           141,470             3,970                      8,519                      12,489                      153,959
QS Legg Mason Partners Variable Income Trust
    Dynamic Multi Strategy Portfolio                                5,644                  -            5,644              6,368              50           6,418              (774)           (3,643)                    60,722                      57,079                       56,305
Pioneer Variable Contracts Trust
    Fund Portfolio                                                  7,340            118,778          126,118             10,034              45          10,079           116,039           (18,818)                    32,505                      13,687                      129,726
    Bond Portfolio                                                852,801            111,499          964,300            418,396           2,956         421,352           542,948           (55,029)                   240,560                     185,531                      728,479
    Strategic Income Portfolio                                    355,346             10,262          365,608            137,765           1,096         138,861           226,747           (17,409)                   128,274                     110,865                      337,612
    Equity Income Portfolio                                        97,333            501,124          598,457             80,860             406          81,266           517,191            34,865                    301,661                     336,526                      853,717
    High Yield Portfolio                                           61,655                  -           61,655             18,519             124          18,643            43,012            49,617                    (15,806)                     33,811                       76,823
Prudential Series Funds
    Jennison 20/20 Focus Portfolio                                      -                  -                -              5,221              31           5,252            (5,252)           31,080                     69,947                     101,027                       95,775
    Natural Resources Portfolio                                         -                  -                -              9,876              76           9,952            (9,952)           17,132                      3,265                      20,397                       10,445
    SP Prudential US Emerging Growth Portfolio                          -                  -                -              5,279              31           5,310            (5,310)            4,807                     76,492                      81,299                       75,989
Royce Capital Fund
    Micro-Cap Portfolio                                             2,724             52,643           55,367              6,422              47           6,469            48,898            (8,061)                   (23,179)                    (31,240)                      17,658
    Small Cap Portfolio                                            77,418                  -           77,418            118,580             939         119,519           (42,101)         (842,842)                 1,254,611                     411,769                      369,668
Alps
    Alerian Energy Infrastructure Portfolio                        38,157                  -           38,157             23,632              97          23,729            14,428           (41,759)                   (12,278)                    (54,037)                     (39,609)
    Red Rocks Listed Private Equity Portfolio                      35,421                  -           35,421             10,922             106          11,028            24,393            31,844                     59,559                      91,403                      115,796

        The accompanying notes are an integral part of these financial statements
                                           22

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statement of Operations
                               Year Ended December 31, 2017
------------------------------------------------------------------------------------------

                                                                                                   Administrative                                                                              Change in Net           Realized and Change        Net Increase (Decrease)
                                                                                   Investment       Expense and         Contract                     Net Investment      Net Realized     Unrealized Appreciation      in Unrealized Gains             in Net Assets
                                                 Dividend       Capital Gains        Income        Mortality and      Maintenance       Expenses      Income (Loss)     Gain (Loss) on       (Depreciation) on        (Losses) on Investments    Resulting from Operations
                                                Income (a)     Distributions (b)    (c)=(a+b)     Expense Risk (d)     Charge (e)      (f)=(d+e)        (g)=(c-f)       Investments (h)       Investments (i)               (j)=(h+i)                    (k)=(g+j)
                                               -------------   ----------------   --------------  -----------------   -------------   -------------  ----------------   ---------------   ------------------------   -------------------------   --------------------------
American Funds IS
    Asset Allocation Fund                           435,832          1,188,764        1,624,596            358,575           1,425         360,000         1,264,596           (11,675)                 2,308,138                   2,296,463                    3,561,059
    Blue Chip Income and Growth Fund                380,082            684,726        1,064,808            237,789           1,194         238,983           825,825           (37,980)                 1,898,113                   1,860,133                    2,685,958
    Ultra-Short Bond Fund                             8,387                  -            8,387            184,910             972         185,882          (177,495)           (9,281)                    25,570                      16,289                     (161,206)
    Capital Income Builder Fund                     274,086                  -          274,086            136,476             703         137,179           136,907            (3,318)                   930,080                     926,762                    1,063,669
    Global Growth Fund                               27,610            109,586          137,196             50,292             220          50,512            86,684            39,849                    815,411                     855,260                      941,944
    Global Growth and Income Fund                   146,264             99,435          245,699             75,238             225          75,463           170,236            79,740                    958,720                   1,038,460                    1,208,696
    Global Small Capitalization Fund                  7,209                  -            7,209             22,869             100          22,969           (15,760)          (37,890)                   440,988                     403,098                      387,338
    Growth Fund                                      60,355          1,038,952        1,099,307            148,408             690         149,098           950,209          (135,465)                 1,726,178                   1,590,713                    2,540,922
    Growth-Income Fund                              222,488            928,481        1,150,969            189,937             857         190,794           960,175          (184,260)                 1,953,553                   1,769,293                    2,729,468
    International Fund                               54,681             33,994           88,675             40,682             153          40,835            47,840           (48,404)                   790,837                     742,433                      790,273
    International Growth and Income Fund             70,248                  -           70,248             36,444             130          36,574            33,674            (8,972)                   518,973                     510,001                      543,675
    New World Fund                                  147,564                  -          147,564            205,990           1,499         207,489           (59,925)          140,345                  3,687,609                   3,827,954                    3,768,029
    U.S. Government/AAA-Rated Securities Fund        90,074                  -           90,074            101,760             278         102,038           (11,964)          (72,194)                    79,193                       6,999                       (4,965)
Oppenheimer VA Service  Class
    Total Return Bond Fund                           36,000                  -           36,000             20,868             158          21,026            14,974            (6,332)                    40,393                      34,061                       49,035
    Discovery Mid Cap Growth Fund                         -             85,865           85,865             10,749             149          10,898            74,967            (2,515)                   121,131                     118,616                      193,583
    Global Multi-Alternatives Fund                      747                  -              747              1,934              26           1,960            (1,213)              386                        530                         916                         (297)
    Global Fund                                      13,880                  -           13,880             29,525             152          29,677           (15,797)            4,733                    619,804                     624,537                      608,740
    International Growth Fund                        16,771                  -           16,771             23,029             171          23,200            (6,429)           11,605                    359,014                     370,619                      364,190
    Main Street Fund                                 30,313             49,719           80,032             38,816             186          39,002            41,030            33,490                    321,706                     355,196                      396,226
    Main Street Small Cap Fund                       18,026            150,330          168,356             36,254             173          36,427           131,929             6,040                    216,693                     222,733                      354,662
T. Rowe Price
    Blue Chip Growth Portfolio                            -            188,893          188,893            133,045             705         133,750            55,143           194,076                  2,511,886                   2,705,962                    2,761,105
    Health Sciences Portfolio                             -            299,966          299,966             65,759             429          66,188           233,778             6,652                    761,983                     768,635                    1,002,413

        The accompanying notes are an integral part of these financial statements
                                           23

                         Midland National Life Insurance Company
                                    Separate Account C
                            Statement of Changes in Net Assets
                               Year Ended December 31, 2017
------------------------------------------------------------------------------------------

                                                                             Net Increase                                                                                                                                Net Increase (Decrease)       Total Increase        Net Assets
                                                         Net Assets        (Decrease) in Net                                                                                   Transfers         Interfund and Net         in Net Assets from           (Decrease) in          End of
                                                          Beginning        Assets Resulting           Net          Transfers of       Transfers of       Transfers of           of Other        Transfers (to) from    Capital Share Transactions        Net Assets             Year
                                                         of Year (a)      from Operations (b)    Premiums (c)     Policy Loans (d)   Surrenders (e)    Death Benefits (f)   Terminations (g)    General Account (h)         (i)=(c+d+e+f+g+h)             (j)=(b+i)          (k)=(a+j)
                                                        ---------------   --------------------   --------------   ----------------   ----------------  ------------------   -----------------   ---------------------  ----------------------------   ------------------  -----------------
Fidelity Variable Insurance Products
    Government Money Market Portfolio                      $ 5,702,461              $ (34,742)         $ 3,710             $ (905)      $ (1,016,369)         $ (387,733)         $ (731,076)            $ 9,392,003                   $ 7,259,630          $ 7,224,888       $ 12,927,349
    High Income Portfolio                                   18,861,790                884,158          684,693                525         (2,895,427)           (655,595)           (602,416)            (10,255,288)                  (13,723,508)         (12,839,350)         6,022,440
    Equity-Income Portfolio                                  9,774,609                954,885          127,474              4,922           (720,224)           (299,002)           (260,964)               (674,557)                   (1,822,351)            (867,466)         8,907,143
    Growth Portfolio                                         6,313,943              2,180,623          126,882                387           (653,763)            (62,005)           (183,023)                 23,294                      (748,228)           1,432,395          7,746,338
    Overseas Portfolio                                       7,167,103              1,937,083          157,836              4,671           (639,462)           (335,415)           (233,219)                 (3,882)                   (1,049,471)             887,612          8,054,715
    Mid Cap Portfolio                                       13,075,933              2,533,059        2,415,999              4,611         (1,036,491)           (295,115)           (444,198)               (257,632)                      387,174            2,920,233         15,996,166
    Asset Manager Portfolio                                  1,103,446                127,329            4,971                778            (65,790)            (11,589)            (50,470)                   (250)                     (122,350)               4,979          1,108,425
    Investment Grade Bond Portfolio                          4,645,035                116,476           26,757              3,106           (335,464)           (326,221)           (201,205)                 91,127                      (741,900)            (625,424)         4,019,611
    Index 500 Portfolio                                     18,936,510              3,485,144          182,411              5,909         (1,397,775)           (782,440)           (625,400)                276,244                    (2,341,051)           1,144,093         20,080,603
    Contrafund Portfolio                                    23,032,917              4,766,614        3,238,035              1,743         (1,740,622)           (170,307)           (591,703)                825,365                     1,562,511            6,329,125         29,362,042
    Asset Manager: Growth Portfolio                            678,289                111,694           24,426               (384)            (9,961)                  -             (41,371)                  1,119                       (26,171)              85,523            763,812
    Balanced Portfolio                                       3,218,268                429,714           67,263                171           (657,787)            (47,795)           (112,775)               (104,407)                     (855,330)            (425,616)         2,792,652
    Growth & Income Portfolio                                1,752,760                241,588           24,159               (175)          (148,517)            (85,638)           (121,275)                114,956                      (216,490)              25,098          1,777,858
    Growth Opportunities Portfolio                           1,642,818                533,464            8,427                  -           (104,011)                  -             (28,299)                (42,262)                     (166,145)             367,319          2,010,137
    Value Strategies Portfolio                               3,697,663                689,970        1,025,483            (14,625)           (76,690)           (143,961)           (535,730)                 85,498                       339,975            1,029,945          4,727,608
    Strategic Income Portfolio                               5,845,982                391,822        2,273,387                  -           (133,697)           (177,065)           (224,788)                257,618                     1,995,455            2,387,277          8,233,259
    Emerging Markets Portfolio                               1,349,736                833,989        1,367,632                  -            (52,047)                  -             (92,407)                232,062                     1,455,240            2,289,229          3,638,965
    Real Estate Portfolio                                   14,545,145                356,751        1,748,956                  -           (520,094)           (587,885)           (476,406)               (112,831)                       51,740              408,491         14,953,636
    Funds Manager 50% Portfolio                              2,420,472                312,590          402,602                  -           (133,970)             (4,045)            (31,647)               (296,157)                      (63,217)             249,373          2,669,845
    Funds Manager 70% Portfolio                              1,652,282                301,268          218,768                  -                  -             (16,030)            (51,645)                 20,076                       171,169              472,437          2,124,719
    Funds Manager 85% Portfolio                                599,483                146,822          299,302                  -                (60)                  -             (33,969)                 24,445                       289,718              436,540          1,036,023
    Government Money Market Portfolio Service Class 2        2,229,175                (19,102)         184,192                  -           (172,983)            (42,555)           (140,534)               (134,985)                     (306,865)            (325,967)         1,903,208
American Century Variable
 Portfolios, Inc.
    Balanced Fund                                            1,890,953                205,588            5,252                200           (437,650)            (99,031)            (46,470)                (51,835)                     (629,534)            (423,946)         1,467,007
    Capital Appreciation Fund                                1,724,354                355,259           10,835                300           (104,546)                  -             (21,541)                156,982                        42,030              397,289          2,121,643
    International Fund                                       3,120,591                919,007           47,500              1,947           (359,226)            (19,202)           (109,536)                335,808                      (102,709)             816,298          3,936,889
    Value Fund                                              41,913,966              3,281,905       12,227,271              3,832         (2,007,890)         (1,851,878)         (1,501,294)             (1,155,107)                    5,714,934            8,996,839         50,910,805
    Income & Growth Fund                                     1,762,167                264,921           39,415                835           (204,571)             (2,450)            (61,493)                321,368                        93,104              358,025          2,120,192
    Inflation Protection Fund                                6,660,454                148,041          554,467              2,847           (459,156)           (619,715)           (270,911)                128,432                      (664,036)            (515,995)         6,144,459
    Large Company Value Fund                                 1,068,958                 68,740            7,588                  -           (134,816)             (1,466)            (36,871)               (293,248)                     (458,813)            (390,073)           678,885
    Mid Cap Value Fund                                      16,892,336              1,811,456        4,976,868              3,066         (1,119,791)           (429,827)           (583,988)             (1,075,501)                    1,770,827            3,582,283         20,474,619
    Ultra Fund                                                 987,916                505,732          655,095                  -           (131,389)            (35,427)            (64,530)                974,691                     1,398,440            1,904,172          2,892,088
MFS Variable Insurance Trust
    Research Series                                            440,413                 82,841              269                  -            (60,215)                  -              (7,014)                (16,905)                      (83,865)              (1,024)           439,389
    Growth Series                                            1,263,117                381,889           30,505                275           (199,505)            (17,506)            (27,225)                260,942                        47,486              429,375          1,692,492
    Investors Trust Series                                     251,318                 52,152            9,304                  -            (31,069)             (1,792)             (6,230)                 26,701                        (3,086)              49,066            300,384
    New Discovery Series                                     2,351,074                608,446          417,094               (861)          (226,059)                  -             (72,799)                101,793                       219,168              827,614          3,178,688
    Corporate Bond Portfolio                                 2,554,034                141,915        1,214,884                  -            (23,058)            (13,487)           (120,073)                (13,226)                    1,045,040            1,186,955          3,740,989
    Emerging Markets Equity Portfolio                          389,170                252,449          714,935                  -            (33,127)            (10,630)            (11,364)                279,819                       939,633            1,192,082          1,581,252
    Technology Portfolio                                     1,785,849                631,873          553,818                  -           (257,311)           (137,890)           (145,044)                (78,122)                      (64,549)             567,324          2,353,173
    Global Tactical Allocation Portfolio                       979,859                 99,897          103,308                  -            (27,599)           (546,579)            (17,441)                944,303                       455,992              555,889          1,535,748
    International Value Portfolio                            6,438,766              1,922,946        3,515,300                  -           (295,364)           (205,252)           (226,025)                169,373                     2,958,032            4,880,978         11,319,744
    Utilities Series Portfolio                               6,088,629                843,277        2,026,271                  -           (283,256)           (314,895)           (204,805)               (572,627)                      650,688            1,493,965          7,582,594
    Blended Research Core Equity Portfolio                     490,595                201,795        1,053,249                  -            (20,294)            (13,381)            (12,049)                226,776                     1,234,301            1,436,096          1,926,691

        The accompanying notes are an integral part of these financial statements
                                           24

                         Midland National Life Insurance Company
                                    Separate Account C
                            Statement of Changes in Net Assets
                               Year Ended December 31, 2017
------------------------------------------------------------------------------------------

                                                                       Net Increase                                                                                                                                Net Increase (Decrease)       Total Increase        Net Assets
                                                   Net Assets        (Decrease) in Net                                                                                   Transfers         Interfund and Net         in Net Assets from           (Decrease) in          End of
                                                    Beginning        Assets Resulting           Net          Transfers of       Transfers of       Transfers of           of Other        Transfers (to) from    Capital Share Transactions        Net Assets             Year
                                                   of Year (a)      from Operations (b)    Premiums (c)     Policy Loans (d)   Surrenders (e)    Death Benefits (f)   Terminations (g)    General Account (h)         (i)=(c+d+e+f+g+h)             (j)=(b+i)          (k)=(a+j)
                                                  ---------------   --------------------   --------------   ----------------   ----------------  ------------------   -----------------   ---------------------  ----------------------------   ------------------  -----------------
Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio                          1,881,106                205,835           14,509                  -            (95,226)            (24,292)            (55,336)                (10,043)                     (170,388)              35,447          1,916,553
    Mid-Cap Stock Portfolio                            3,521,556                167,268           21,830              2,977           (249,777)           (225,825)           (101,435)               (170,807)                     (723,037)            (555,769)         2,965,787
    International Opportunities Portfolio              7,840,838              2,755,705           86,278              2,986           (730,846)           (391,914)           (274,232)               (347,053)                   (1,654,781)           1,100,924          8,941,762
    Bond-Debenture Portfolio                          11,923,220              1,099,263        5,101,334                  -           (252,044)           (738,634)           (507,054)              1,425,328                     5,028,930            6,128,193         18,051,413
    Fundamental Equity Portfolio                       1,423,577                155,471          183,107                  -            (51,210)            (17,049)            (45,156)               (137,975)                      (68,283)              87,188          1,510,765
    Developing Growth Portfolio                        1,293,233                357,652          222,468                  -            (45,263)            (17,984)            (52,965)                (94,800)                       11,456              369,108          1,662,341
    Short Duration Income Portfolio                    6,743,618                 65,146        6,323,097                  -         (1,004,217)           (245,340)           (406,206)               (228,212)                    4,439,122            4,504,268         11,247,886
Alger Fund
    LargeCap Growth Portfolio                          6,527,385              1,608,299           62,791              3,833           (580,556)           (475,298)           (175,808)               (183,653)                   (1,348,691)             259,608          6,786,993
    MidCap Growth Portfolio                            4,393,261              1,125,028           44,119              1,609           (385,643)           (448,516)           (131,263)                (81,360)                   (1,001,054)             123,974          4,517,235
    Capital Appreciation Portfolio                     3,086,508                853,738           23,824                  -           (503,140)            (14,547)            (68,305)                143,042                      (419,126)             434,612          3,521,120
    SmallCap Growth Portfolio                            680,183                168,543            3,078                  -            (85,281)             (7,512)             (7,185)                 (4,920)                     (101,820)              66,723            746,906
    Capital Appreciation Portfolio Class S            27,932,263              8,286,153        6,417,002                  -         (1,371,096)         (1,276,558)         (1,401,415)             (1,878,168)                      489,765            8,775,918         36,708,181
Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio                           1,778,568                177,305          285,016               (858)          (139,889)            (18,114)            (54,875)               (164,626)                      (93,346)              83,959          1,862,527
    S&P 500 Index Portfolio                            1,515,372                293,133            5,097                  -           (107,174)           (323,379)            (42,446)                322,896                      (145,006)             148,127          1,663,499
Invesco Variable Insurance Funds
    Technology Fund                                      339,618                150,515            5,848                  -            (23,378)                  -             (12,081)                293,280                       263,669              414,184            753,802
    Managed Volatility Fund                            1,379,034                 97,765            3,682                  -           (119,463)             (3,573)            (78,251)               (207,401)                     (405,006)            (307,241)         1,071,793
    Diversified Dividend Fund                          1,020,691                 64,148           39,912                234            (44,373)            (20,057)            (16,979)               (183,257)                     (224,520)            (160,372)           860,319
    Global Health Care Fund                            1,465,196                193,397            8,843              1,020            (87,711)                  -             (32,315)                (85,854)                     (196,017)              (2,620)         1,462,576
    Global Real Estate Fund                              228,979                 21,182              201                  -             (9,665)                  -              (4,964)                    273                       (14,155)               7,027            236,006
    International Growth Fund                            357,909                 64,756               78                  -            (69,210)                  -             (17,956)                114,530                        27,442               92,198            450,107
    Mid Cap Core Equity Fund                             427,305                 45,842            1,357                  -            (79,762)                  -             (15,346)                  3,897                       (89,854)             (44,012)           383,293
J.P. Morgan Series Trust II
    Core Bond Portfolio                                3,395,498                 71,793           19,490              2,189           (200,830)           (367,003)           (141,198)                176,473                      (510,879)            (439,086)         2,956,412
    Small Cap Core Portfolio                           2,639,261                299,849           35,058              1,132           (162,894)           (150,835)            (75,376)               (257,974)                     (610,889)            (311,040)         2,328,221
Rydex Variable Trust
    Nova Fund                                            692,932                185,448            5,049             (1,361)          (149,043)                  -             (13,449)                 22,455                      (136,349)              49,099            742,031
    NASDAQ-100 Fund                                      627,513                205,106           18,005                  -            (70,504)                  -              (7,848)                259,155                       198,808              403,914          1,031,427
    U.S. Government Money Market Fund                    220,542                 (3,181)           7,119                  -            (20,664)                  -              (4,119)                372,835                       355,171              351,990            572,532
    Inverse S&P 500 Strategy Fund                        148,204                (26,248)           2,129                  -               (805)                  -                (208)                (57,410)                      (56,294)             (82,542)            65,662
    Inverse NASDAQ-100 Strategy Fund                     121,182                (36,298)             960                  -             (3,953)                  -                (488)                (14,655)                      (18,136)             (54,434)            66,748
    Inverse Government Long Bond Strategy Fund            28,913                 (2,381)             139                  -             (2,658)                  -                (145)                (13,099)                      (15,763)             (18,144)            10,769
    Government Long Bond 1.2x Strategy                   336,452                 20,609            2,844                  -                  -                   -             (13,521)                (85,923)                      (96,600)             (75,991)           260,461
    NASDAQ-100 2x Strategy Fund                                -                      -                -                  -                  -                   -                   -                       -                             -                    -                  -
    Inverse Dow 2x Strategy Fund                               -                      -                -                  -                  -                   -                   -                       -                             -                    -                  -
Rydex Variable Insurance Fund
    Biotechnology Fund                                 5,082,563              1,402,538          868,343                  -           (284,902)           (204,908)           (349,777)               (178,183)                     (149,427)           1,253,111          6,335,674
    S&P 500 Pure Growth Fund                           1,990,152                503,703        1,141,757                  -            (65,800)            (91,333)            (95,276)                (26,409)                      862,939            1,366,642          3,356,794
    S&P MidCap 400 Pure Growth Fund                      863,140                183,439          360,847                  -            (72,689)            (52,200)            (21,809)                 28,973                       243,122              426,561          1,289,701
Guggenheim Variable Insurance Fund
    Long Short Equity Fund                               690,817                 91,648          163,223                  -            (33,263)            (12,252)            (33,346)                (54,377)                       29,985              121,633            812,450
    Multi-Hedge Strategies Fund                        3,484,188                 67,388           60,078                  -           (127,529)           (215,515)           (100,895)               (174,934)                     (558,795)            (491,407)         2,992,781
    Global Managed Futures Strategy Fund                 470,218                 30,580           37,014                  -            (15,240)                  -             (19,390)                (86,952)                      (84,568)             (53,988)           416,230
    Small Cap Value Fund                               3,139,446                 65,271          586,094                  -           (297,396)            (11,692)           (187,669)               (735,846)                     (646,509)            (581,238)         2,558,208

        The accompanying notes are an integral part of these financial statements
                                           25

                         Midland National Life Insurance Company
                                    Separate Account C
                            Statement of Changes in Net Assets
                               Year Ended December 31, 2017
------------------------------------------------------------------------------------------

                                                                       Net Increase                                                                                                                                Net Increase (Decrease)       Total Increase        Net Assets
                                                   Net Assets        (Decrease) in Net                                                                                   Transfers         Interfund and Net         in Net Assets from           (Decrease) in          End of
                                                    Beginning        Assets Resulting           Net          Transfers of       Transfers of       Transfers of           of Other        Transfers (to) from    Capital Share Transactions        Net Assets             Year
                                                   of Year (a)      from Operations (b)    Premiums (c)     Policy Loans (d)   Surrenders (e)    Death Benefits (f)   Terminations (g)    General Account (h)         (i)=(c+d+e+f+g+h)             (j)=(b+i)          (k)=(a+j)
                                                  ---------------   --------------------   --------------   ----------------   ----------------  ------------------   -----------------   ---------------------  ----------------------------   ------------------  -----------------
ProFunds VP
    Access VP High Yield Fund                            409,262                  5,852              200                  -            (96,622)                  -             (23,534)                (65,405)                     (185,361)            (179,509)           229,753
    Asia 30                                               78,213                 24,185               80                  -                  -                   -              (2,757)                 17,800                        15,123               39,308            117,521
    Banks                                                125,039                  7,005               39                  -             (5,193)                  -              (4,102)                (25,988)                      (35,244)             (28,239)            96,800
    Basic Materials                                       66,637                 70,220                8                  -            (36,318)                  -             (19,557)                 30,550                       (25,317)              44,903            111,540
    Bear                                                 127,038                (25,415)             282                  -             (1,847)                  -              (5,135)                    348                        (6,352)             (31,767)            95,271
    Biotechnology                                        491,608                103,132              605                  -            (80,986)                  -             (29,603)                 (7,271)                     (117,255)             (14,123)           477,485
    Bull                                               1,228,781                203,490            3,490                  -           (151,860)                  -             (44,366)                311,947                       119,211              322,701          1,551,482
    Consumer Goods                                       214,397                 41,729              816                  -            (21,127)                  -             (23,272)                (43,116)                      (86,699)             (44,970)           169,427
    Consumer Services                                    194,430                 62,637              272                  -            (18,160)                  -             (10,374)                (13,043)                      (41,305)              21,332            215,762
    Dow 30                                               131,454                 31,413              618                  -            (31,666)                  -             (16,132)                 66,636                        19,456               50,869            182,323
    Emerging Markets                                     116,103                 67,065              116                  -             (7,832)                  -              (9,676)                 20,814                         3,422               70,487            186,590
    Europe 30                                             77,994                 14,561                -                  -             (6,809)                  -              (3,896)                  5,147                        (5,558)               9,003             86,997
    Falling U.S. Dollar                                   40,388                  2,357                -                  -               (649)                  -              (2,755)                    (73)                       (3,477)              (1,120)            39,268
    Financials                                           966,039                 20,670               87                  -            (61,757)                  -             (31,413)               (750,115)                     (843,198)            (822,528)           143,511
    Health Care                                        1,315,986                155,018           22,062                  -           (102,513)                  -             (54,562)               (950,040)                   (1,085,053)            (930,035)           385,951
    Industrials                                          125,630                 65,142                -                  -            (22,283)                  -             (17,254)                 46,271                         6,734               71,876            197,506
    International                                         80,595                 29,035                6                  -            (11,593)                  -              (9,386)                 19,055                        (1,918)              27,117            107,712
    Internet                                             307,871                122,309           32,273                  -            (16,457)                  -             (22,020)                (60,421)                      (66,625)              55,684            363,555
    Japan                                                110,735                  3,543               42                  -                  -                   -              (3,297)                (57,265)                      (60,520)             (56,977)            53,758
    Large-Cap Growth                                     665,632                222,752            1,116                  -           (101,685)                  -             (47,960)                226,392                        77,863              300,615            966,247
    Large-Cap Value                                      856,099                 71,452           22,694                  -            (55,308)                  -             (32,386)                (27,582)                      (92,582)             (21,130)           834,969
    Mid-Cap                                            3,577,317                213,892          332,203                  -           (352,726)                  -             (80,966)                133,725                        32,236              246,128          3,823,445
    Mid-Cap Growth                                       468,951                 66,781               15                  -            (58,461)                  -             (15,867)                 (9,756)                      (84,069)             (17,288)           451,663
    Mid-Cap Value                                        468,145                 14,868                5                  -            (63,584)                  -             (15,218)                (80,348)                     (159,145)            (144,277)           323,868
    Government Money Market                            3,536,380               (110,252)          26,245                  -         (2,738,703)             (4,660)           (376,558)              6,650,576                     3,556,900            3,446,648          6,983,028
    Oil & Gas                                          1,347,231               (122,147)             102                  -            (22,422)           (130,602)            (45,473)               (265,049)                     (463,444)            (585,591)           761,640
    NASDAQ-100                                         1,250,808                162,232              655                  -           (118,784)                  -             (48,049)               (368,547)                     (534,725)            (372,493)           878,315
    Pharmaceuticals                                      211,731                 14,867              450                  -            (71,479)                  -              (6,383)                 (1,212)                      (78,624)             (63,757)           147,974
    Precious Metals                                      722,397                 26,466           21,782                  -            (44,502)            (24,216)            (41,705)                141,405                        52,764               79,230            801,627
    Real Estate                                          137,417                (17,641)         158,695                  -            (11,729)                  -             (13,957)               (127,938)                        5,071              (12,570)           124,847
    Rising Rates Opportunity                             129,889                (10,100)              40                  -            (16,373)                  -              (1,555)                (53,331)                      (71,219)             (81,319)            48,570
    Semiconductor                                         39,241                (34,480)             247                  -             (5,552)                  -             (28,837)                 66,174                        32,032               (2,448)            36,793
    Short Dow 30                                           5,809                 (1,212)               -                  -                  -                   -                 (83)                   (759)                         (842)              (2,054)             3,755
    Short Emerging Markets                                   951                   (179)               -                  -               (772)                  -                   -                       -                          (772)                (951)                 -
    Short International                                   22,711                 (5,122)               -                  -                  -                   -                 (56)                      -                           (56)              (5,178)            17,533
    Short Mid-Cap                                          4,621                   (784)               -                  -                  -                   -                 (74)                      -                           (74)                (858)             3,763
    Short NASDAQ-100                                       5,773                   (693)               -                  -                  -                   -                 (60)                 (4,528)                       (4,588)              (5,281)               492
    Short Small-Cap                                       28,825                 (4,690)               -                  -               (834)                  -                (141)                 (2,103)                       (3,078)              (7,768)            21,057
    Small-Cap                                            440,535                 31,493              307                  -            (65,003)                  -             (23,817)                (45,037)                     (133,550)            (102,057)           338,478
    Small-Cap Growth                                     521,485                 15,101              224                  -            (59,694)                  -             (19,252)                (42,143)                     (120,865)            (105,764)           415,721
    Small-Cap Value                                      962,479                 19,377              199                  -            (66,549)                  -             (56,501)               (656,706)                     (779,557)            (760,180)           202,299
    Technology                                           103,172                 63,826               81                  -             (6,401)                  -             (17,582)                105,278                        81,376              145,202            248,374
    Telecommunications                                   753,817                (34,724)               -                  -             (8,987)                  -             (28,744)               (654,382)                     (692,113)            (726,837)            26,980
    U.S. Government Plus                                 956,100                  5,780              121                  -                  -                   -             (26,799)               (736,364)                     (763,042)            (757,262)           198,838
    UltraBull                                            360,275                143,025           40,743                  -            (27,489)                  -             (10,745)                163,568                       166,077              309,102            669,377
    UltraMid-Cap                                         858,209                246,365            9,989                  -           (392,125)                  -             (31,213)                314,210                       (99,139)             147,226          1,005,435
    UltraNASDAQ-100                                      243,338                179,013           31,664                  -            (13,368)                  -             (17,389)                 (2,061)                       (1,154)             177,859            421,197
    UltraShort Dow 30                                     13,766                (10,920)               1                  -                  -                   -                   -                   2,591                         2,592               (8,328)             5,438
    UltraShort NASDAQ-100                                 10,691                (10,397)               -                  -                  -                   -                   -                   5,371                         5,371               (5,026)             5,665
    UltraSmall-Cap                                       117,261                 15,868           40,107                  -             (4,666)                  -              (5,831)                 36,020                        65,630               81,498            198,759
    Utilities                                            154,597                  5,994            1,093                  -            (17,392)            (36,653)            (21,706)                 34,020                       (40,638)             (34,644)           119,953

        The accompanying notes are an integral part of these financial statements
                                           26

                         Midland National Life Insurance Company
                                    Separate Account C
                            Statement of Changes in Net Assets
                               Year Ended December 31, 2017
------------------------------------------------------------------------------------------

                                                                         Net Increase                                                                                                                                Net Increase (Decrease)       Total Increase        Net Assets
                                                     Net Assets        (Decrease) in Net                                                                                   Transfers         Interfund and Net         in Net Assets from           (Decrease) in          End of
                                                      Beginning        Assets Resulting           Net          Transfers of       Transfers of       Transfers of           of Other        Transfers (to) from    Capital Share Transactions        Net Assets             Year
                                                     of Year (a)      from Operations (b)    Premiums (c)     Policy Loans (d)   Surrenders (e)    Death Benefits (f)   Terminations (g)    General Account (h)         (i)=(c+d+e+f+g+h)             (j)=(b+i)          (k)=(a+j)
                                                    ---------------   --------------------   --------------   ----------------   ----------------  ------------------   -----------------   ---------------------  ----------------------------   ------------------  -----------------
VanEck Worldwide Insurance Trust
    Global Hard Assets Fund                             10,135,813               (360,802)         361,173                920           (506,643)           (350,266)           (252,828)               (539,384)                   (1,287,028)          (1,647,830)         8,487,983
    Emerging Markets Fund                                1,568,804                964,332           49,827            (24,129)          (153,777)            (14,529)           (161,026)                572,706                       269,072            1,233,404          2,802,208
    Unconstrained Emerging Markets Bond Fund               945,819                105,695           11,751                  -           (153,045)             (5,675)            (55,683)                (57,429)                     (260,081)            (154,386)           791,433
Janus Henderson Series
    Global Technology Portfolio                          1,142,061                603,463          735,673                  -            (37,804)            (80,008)            (43,079)                217,792                       792,574            1,396,037          2,538,098
    Overseas Portfolio                                     385,736                149,724          237,953                  -                  -            (201,419)            (11,867)                (17,107)                        7,560              157,284            543,020
    Research Portfolio                                     465,551                126,498           71,472                  -             (1,828)            (43,494)            (29,347)                 10,430                         7,233              133,731            599,282
    Enterprise Services Portfolio                        4,847,632              1,690,133        5,201,484                  -           (119,063)           (211,874)           (362,682)                493,647                     5,001,512            6,691,645         11,539,277
    Global Research Portfolio                              573,168                160,998          151,473                  -            (36,284)            (82,188)            (11,141)                (17,478)                        4,382              165,380            738,548
    Mid Cap Value Portfolio                              2,548,863                345,418          826,239                  -            (72,605)           (139,239)           (116,758)               (236,928)                      260,709              606,127          3,154,990
    Balanced Portfolio                                  10,307,917              1,921,936        3,862,494                  -           (366,628)           (289,253)           (380,529)                344,196                     3,170,280            5,092,216         15,400,133
    Flexible Bond Portfolio                              4,314,965                 83,373          966,819                  -           (289,121)           (489,442)           (228,788)               (101,840)                     (142,372)             (58,999)         4,255,966
    GI Unconstrained Bond Portfolio                        921,572                  3,480           74,077                  -             (4,165)                  -              (8,630)                (57,637)                        3,645                7,125            928,697
PIMCO Variable Insurance Trust
    Total Return Portfolio                              46,163,641              1,578,782        5,792,173              6,346         (2,750,180)         (2,998,348)         (2,017,484)              2,198,282                       230,789            1,809,571         47,973,212
    Low Duration Portfolio                              20,264,692                (31,523)       4,868,937                  -         (1,461,788)           (479,157)           (658,890)             (1,221,100)                    1,048,002            1,016,479         21,281,171
    High Yield Portfolio                                 9,233,370                423,502          847,904                993         (1,007,336)           (368,138)           (396,659)                (96,274)                   (1,019,510)            (596,008)         8,637,362
    Real Return Portfolio                               19,988,829                450,038        3,347,682                  -           (841,447)           (730,317)           (780,974)                322,964                     1,317,908            1,767,946         21,756,775
    All Asset Portfolio                                  4,857,731                554,512          537,282                  -           (212,282)           (489,117)           (158,646)                 (4,344)                     (327,107)             227,405          5,085,136
    Global Multi-Asset Managed Allocation Portfolio        341,433                 50,437          152,022                  -             (4,838)                  -             (10,605)                (75,153)                       61,426              111,863            453,296
    Short-Term Portfolio                                44,840,939                415,420        7,889,707                  -         (1,836,867)         (1,781,893)         (1,660,700)             (2,622,532)                      (12,285)             403,135         45,244,074
    Emerging Markets Bond Portfolio                        920,654                 83,151          309,786                  -            (29,383)            (21,767)            (34,858)                106,972                       330,750              413,901          1,334,555
    Global (Unhedged) Bond Portfolio                       379,316                 27,211              330                  -             (5,009)             (7,436)            (17,865)                 10,289                       (19,691)               7,520            386,836
    Commodity Real Return Strategy Portfolio             7,123,636                 44,416          319,145                  -           (256,810)           (262,924)           (239,120)                 58,256                      (381,453)            (337,037)         6,786,599
    Foreign Bond (USD-Hedged) Adv Portfolio                435,755                 10,633          240,813                  -            (14,432)             (8,620)            (32,782)                149,677                       334,656              345,289            781,044
    Unconstrained Bond Adv Portfolio                     1,848,338                 70,267          512,210                  -           (104,944)            (63,630)            (71,066)                131,545                       404,115              474,382          2,322,720
    Income Advisor Portfolio                                     -                 13,923        5,094,422                  -                  -                   -             (39,228)              1,317,167                     6,372,361            6,386,284          6,386,284
Goldman Sachs Variable Insurance Trust
    Small Cap Equity Insights Fund                       2,279,264                166,199           16,253              3,186           (174,759)             (1,837)            (67,183)               (444,745)                     (669,085)            (502,886)         1,776,378
    Large Cap Value Fund                                   293,658                 10,481            5,270              1,255             (9,744)             (1,419)            (14,661)                (65,677)                      (84,976)             (74,495)           219,163
    Mid Cap Value Fund                                   4,206,027                347,288           55,259              1,629           (269,185)           (394,463)           (121,175)                (18,496)                     (746,431)            (399,143)         3,806,884
Neuberger Berman Advisors Management Trust
    Mid-Cap Growth Portfolio                               586,906                157,831            7,149                  -            (46,557)                  -             (19,987)                504,619                       445,224              603,055          1,189,961
    AMT Mid Cap Intrinsic Value Portfolio                  368,313                 31,517            3,785                  -               (721)                  -              (6,021)               (241,702)                     (244,659)            (213,142)           155,171
Dreyfus Variable Investment Fund
    Appreciation Portfolio                                 533,985                127,707            8,028                  -           (157,011)                  -             (30,611)                 23,317                      (156,277)             (28,570)           505,415
    International Value Portfolio                           36,762                 10,235                3                  -            (20,951)                  -              (3,088)                 18,446                        (5,590)               4,645             41,407
    Sustainable U.S. Equity Portfolio                       31,051                  3,602              457                  -                  -                   -              (1,571)                 (1,152)                       (2,266)               1,336             32,387
Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio                          1,030,227                103,194                1                  -           (391,300)                  -             (41,035)                (84,068)                     (516,402)            (413,208)           617,019
    Value Opportunities Fund                                66,332                  8,156                -                  -                  -                   -              (2,982)                 (7,452)                      (10,434)              (2,278)            64,054
    American Value Fund                                    212,113                 12,951                -                  -                  -                   -             (18,624)                 40,698                        22,074               35,025            247,138
Morgan Stanley Variable Institutional Funds
    Emerging Markets Debt Portfolio                        144,333                  9,694               30                  -            (15,856)                  -             (11,932)                 92,158                        64,400               74,094            218,427
    Emerging Markets Equity Portfolio                      231,227                 75,594           21,870                  -            (48,661)                  -              (9,818)                127,887                        91,278              166,872            398,099
    Mid Cap Growth Portfolio                               108,488                 35,562                -                  -             (6,509)                  -              (6,299)                     (1)                      (12,809)              22,753            131,241
    U.S. Real Estate Portfolio                             150,865                    258              192                  -            (30,956)             (7,108)             (6,346)                 84,560                        40,342               40,600            191,465

        The accompanying notes are an integral part of these financial statements
                                           27

                         Midland National Life Insurance Company
                                    Separate Account C
                            Statement of Changes in Net Assets
                               Year Ended December 31, 2017
------------------------------------------------------------------------------------------

                                                                          Net Increase                                                                                                                                Net Increase (Decrease)       Total Increase        Net Assets
                                                      Net Assets        (Decrease) in Net                                                                                   Transfers         Interfund and Net         in Net Assets from           (Decrease) in          End of
                                                       Beginning        Assets Resulting           Net          Transfers of       Transfers of       Transfers of           of Other        Transfers (to) from    Capital Share Transactions        Net Assets             Year
                                                      of Year (a)      from Operations (b)    Premiums (c)     Policy Loans (d)   Surrenders (e)    Death Benefits (f)   Terminations (g)    General Account (h)         (i)=(c+d+e+f+g+h)             (j)=(b+i)          (k)=(a+j)
                                                     ---------------   --------------------   --------------   ----------------   ----------------  ------------------   -----------------   ---------------------  ----------------------------   ------------------  -----------------
Northern Lights Variable Trust
    Adaptive Allocation Portfolio                         6,287,771                 31,862                1                  -           (585,800)                  -            (572,187)             (5,161,647)                   (6,319,633)          (6,287,771)                 -
    Power Income Fund                                     1,190,117                  8,747          105,104                  -                  -             (22,064)            (29,360)                (32,633)                       21,047               29,794          1,219,911
    Power Dividend Index Fund                                     -                 64,583        2,736,775                  -                  -                   -              (6,309)                644,513                     3,374,979            3,439,562          3,439,562
AB Variable Products Series
    Real Estate Investment Portfolio                      2,009,142                109,841          458,609                  -            (89,098)            (13,090)            (67,841)                100,195                       388,775              498,616          2,507,758
    Dynamic Asset Allocation Portfolio                      820,963                 90,883           98,532                  -            (79,724)           (154,418)            (29,974)                (51,001)                     (216,585)            (125,702)           695,261
    Small Cap Growth Portfolio                               33,521                  9,196                -                  -            (13,552)                  -                   -                     463                       (13,089)              (3,893)            29,628
    Small Mid Cap Value Portfolio                         2,041,996                211,010          755,933                  -           (141,303)            (26,794)            (66,737)               (594,605)                      (73,506)             137,504          2,179,500
BlackRock Variable Series Fund, Inc.
    Basic Value Fund                                      3,052,926                220,547          383,089                  -               (999)            (30,131)            (73,538)                137,669                       416,090              636,637          3,689,563
    Capital Appreciation Fund                               745,023                244,011           19,332                  -            (57,176)            (22,390)            (25,734)                 90,140                         4,172              248,183            993,206
    Equity Dividend Fund                                  6,358,296              1,150,353        2,494,860                  -           (298,899)           (110,620)           (249,247)                607,534                     2,443,628            3,593,981          9,952,277
    Global Allocation Fund                               14,239,018              1,763,170        2,681,464                  -           (731,704)         (1,062,204)           (400,929)                 37,000                       523,627            2,286,797         16,525,815
    Advantage Large Cap Core Fund                           857,631                151,550            9,879                  -                  -              (6,132)            (25,874)               (161,945)                     (184,072)             (32,522)           825,109
    Large Cap Focus Growth Fund                           1,500,082                449,374          602,382                  -            (83,650)                  -             (42,101)                  2,058                       478,689              928,063          2,428,145
    iShares Alternatives Strategies Fund                    759,535                 89,258          120,292                  -            (31,858)                  -             (32,751)                318,959                       374,642              463,900          1,223,435
    iShares Dynamic Allocation Fund                         360,655                 59,149          236,841                  -             (8,600)             (2,862)             (8,756)                 30,766                       247,389              306,538            667,193
    iShares Dynamic Fixed Income Fund                       519,734                 13,005          354,301                  -                  -                   -             (32,225)                 49,625                       371,701              384,706            904,440
    iShares Equity Appreciation Fund                        294,935                 62,987           68,913                  -             (8,466)                  -                (811)                 (1,139)                       58,497              121,484            416,419
Columbia Variable Portfolio
    Contrarian Core 2 Portfolio                           1,518,631                433,150        1,318,427                  -           (117,899)           (144,462)            (51,421)                130,491                     1,135,136            1,568,286          3,086,917
    Dividend Opportunity Portfolio                        2,963,524                387,125          448,952                  -           (106,971)           (158,729)           (155,214)                 79,793                       107,831              494,956          3,458,480
    Emerging Markets Bond Portfolio                       7,158,148                803,912        2,337,241                  -           (262,529)           (339,072)           (340,301)                (70,059)                    1,325,280            2,129,192          9,287,340
    High Yield Portfolio                                  4,298,366                204,288          713,606                  -           (136,323)           (141,724)           (189,100)               (103,685)                      142,774              347,062          4,645,428
    Select Large-Cap Value Portfolio                              -                 11,483           61,699                  -                  -                   -              (3,945)                196,122                       253,876              265,359            265,359
    Seligman Global Tech Portfolio                                -                (13,795)         317,868                  -                  -                   -                (339)                296,731                       614,260              600,465            600,465
    US Government Mortgage Portfolio                              -                    (51)          13,566                  -                  -                   -                   -                  15,079                        28,645               28,594             28,594
Deutsche Variable Insurance Portfolios
    Equity 500 Index Portfolio                           13,556,369              3,027,362        6,085,000                  -         (1,012,340)           (815,984)           (540,692)                549,138                     4,265,122            7,292,484         20,848,853
    Small Cap Index Portfolio                             2,751,551                379,767        1,637,539                  -           (234,739)            (93,971)           (105,178)               (540,572)                      663,079            1,042,846          3,794,397
    Alternative Asset Allocation Portfolio                2,156,135                119,232           65,061                  -            (22,962)           (137,699)            (55,423)                 49,520                      (101,503)              17,729          2,173,864
    Global Small Cap Portfolio                              445,792                 80,592          138,192                  -            (40,536)               (534)            (30,938)                (60,809)                        5,375               85,967            531,759
    Small Mid Cap Value Portfolio                         2,247,799                332,091        2,585,071                  -            (80,841)            (64,505)           (125,013)                255,339                     2,570,051            2,902,142          5,149,941
    CROCI US Portfolio                                      288,948                 57,037              231                  -                  -                   -             (18,932)                (10,556)                      (29,257)              27,780            316,728
Eaton Vance Variable Trust
    Floating Rate Income Portfolio                       18,840,585                415,024        5,047,160                  -         (1,290,242)           (798,811)           (915,205)               (322,377)                    1,720,525            2,135,549         20,976,134
    Large-Cap Value Portfolio                               750,069                 19,777          136,366                  -                  -                   -              (5,812)               (900,400)                     (769,846)            (750,069)                 -
First Investors Life Series
    Total Return Portfolio                                  386,775                 38,923          151,132                  -            (61,760)                  -             (41,410)                (35,621)                       12,341               51,264            438,039
    International Portfolio                                 228,048                123,605          571,487                  -             (4,332)                  -              (8,177)                211,532                       770,510              894,115          1,122,163
    Opportunity Fund                                     10,950,110              2,053,770        2,456,775                  -           (488,108)           (498,429)           (383,946)               (151,491)                      934,801            2,988,571         13,938,681
    Covered Call Strategy Portfolio                               -                    275           30,755                  -                  -                   -                   -                       -                        30,755               31,030             31,030
Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Fund                                    6,156,063                450,463        1,695,388                  -           (144,409)           (452,861)           (284,558)               (129,872)                      683,688            1,134,151          7,290,214
    Income Fund                                          15,598,217              1,473,001        5,509,087                  -           (279,758)           (439,300)         (1,078,689)                340,381                     4,051,721            5,524,722         21,122,939

        The accompanying notes are an integral part of these financial statements
                                           28

                         Midland National Life Insurance Company
                                    Separate Account C
                            Statement of Changes in Net Assets
                               Year Ended December 31, 2017
------------------------------------------------------------------------------------------

                                                                                Net Increase                                                                                                                                Net Increase (Decrease)       Total Increase        Net Assets
                                                            Net Assets        (Decrease) in Net                                                                                   Transfers         Interfund and Net         in Net Assets from           (Decrease) in          End of
                                                             Beginning        Assets Resulting           Net          Transfers of       Transfers of       Transfers of           of Other        Transfers (to) from    Capital Share Transactions        Net Assets             Year
                                                            of Year (a)      from Operations (b)    Premiums (c)     Policy Loans (d)   Surrenders (e)    Death Benefits (f)   Terminations (g)    General Account (h)         (i)=(c+d+e+f+g+h)             (j)=(b+i)          (k)=(a+j)
                                                            --------------   --------------------   --------------   ----------------   ----------------  ------------------   -----------------   ---------------------  ----------------------------   ------------------  -----------------
    Global Bond Fund                                           25,322,604                115,243        5,436,300                  -         (1,068,315)         (1,025,578)         (1,030,180)                 11,521                     2,323,748            2,438,991         27,761,595
    Foreign Fund                                               27,653,297              4,407,555        8,667,747                  -         (1,198,056)         (1,157,976)         (1,123,609)               (617,145)                    4,570,961            8,978,516         36,631,813
    Developing Markets Fund                                     3,469,945              1,231,696          480,775                  -           (220,101)           (119,131)           (148,926)               (380,199)                     (387,582)             844,114          4,314,059
    Mutual Global Discovery Fund                                5,481,837                428,339        1,661,890                  -            (99,704)           (349,875)           (284,988)                 73,852                     1,001,175            1,429,514          6,911,351
    Rising Dividends Fund                                      12,689,207              2,569,125        2,908,588                  -           (489,487)           (463,909)           (441,209)               (289,402)                    1,224,581            3,793,706         16,482,913
Ivy Variable Insurance Portfolios
    Asset Strategy Portfolio                                    5,242,709                832,204          334,637                  -           (269,814)           (298,757)           (159,842)               (332,889)                     (726,665)             105,539          5,348,248
    Balanced Portfolio                                          8,093,987                755,930          545,421                  -            (84,282)           (281,766)           (360,031)               (507,346)                     (688,004)              67,926          8,161,913
    Dividend Opportunities Portfolio                            1,195,551                176,035          231,843                  -           (219,206)            (10,900)            (46,226)                 (8,772)                      (53,261)             122,774          1,318,325
    Energy Portfolio                                            1,779,688               (218,778)         243,735                  -            (75,832)            (42,181)            (55,881)               (220,157)                     (150,316)            (369,094)         1,410,594
    Global Bond Portfolio                                         725,672                 22,049          134,307                  -            (11,200)            (72,484)            (30,039)                 42,837                        63,421               85,470            811,142
    Natural Resources Portfolio                                   522,924                 44,663          157,802                  -            (13,468)                  -             (23,048)                220,890                       342,176              386,839            909,763
    Growth Portfolio                                            2,144,618                596,808          260,597                  -            (60,491)             (3,824)            (44,479)               (240,572)                      (88,769)             508,039          2,652,657
    High Income Portfolio                                      13,439,253                700,148        1,750,492                  -           (472,949)           (477,187)           (540,362)                (26,400)                      233,594              933,742         14,372,995
    International Core Equity Portfolio                         4,670,742              1,059,907        1,360,603                  -           (287,930)           (116,126)           (158,282)                  4,571                       802,836            1,862,743          6,533,485
    Global Growth Portfolio                                       669,188                166,230          177,516                  -            (46,735)            (99,306)            (23,022)                (64,968)                      (56,515)             109,715            778,903
    Mid Cap Growth Portfolio                                    2,511,391                627,564          392,257                  -           (168,069)            (60,518)           (130,215)                (95,224)                      (61,769)             565,795          3,077,186
    Science and Technology Portfolio                            4,507,672              1,391,950        1,221,656                  -           (259,085)           (141,246)           (181,964)               (638,455)                          906            1,392,856          5,900,528
    Small Cap Growth Portfolio                                  2,349,692                517,082          769,978                  -            (58,183)             (6,150)           (343,292)               (154,133)                      208,220              725,302          3,074,994
    Small Cap Core Portfolio                                    8,394,405              1,126,194        2,473,656                  -           (355,108)           (285,289)           (351,646)               (564,507)                      917,106            2,043,300         10,437,705
Lazard Retirement Series, Inc.
    International Equity Portfolio                                498,073                120,650          300,677                  -            (10,877)                  -              (8,619)                (14,013)                      267,168              387,818            885,891
    Global Dynamic Multi Asset Portfolio                        1,806,575                302,020          101,365                  -            (46,041)           (118,903)            (57,999)               (111,860)                     (233,438)              68,582          1,875,157
Legg Mason Partners Variable Equity Trust
    Western Asset Variable Global High Yield Bond Portfolio       314,704                 31,800          281,459                  -            (41,866)                  -              (8,073)                177,226                       408,746              440,546            755,250
    ClearBridge Variable Mid Cap Portfolio                      2,901,900                394,790        2,933,141                  -           (312,174)            (64,799)            (62,910)               (411,552)                    2,081,706            2,476,496          5,378,396
    ClearBridge Variable Dividend Strategy Portfolio            5,241,368              1,423,934        4,639,590                  -           (172,377)           (157,450)           (389,790)                808,611                     4,728,584            6,152,518         11,393,886
    ClearBridge Variable Small Cap Growth Portfolio             1,221,861                335,941          748,254                  -            (51,898)           (113,861)            (41,177)                166,371                       707,689            1,043,630          2,265,491
    ClearBridge Variable Aggressive Growth Portfolio              557,403                 74,492          264,969                  -             (4,137)           (112,670)             (7,176)               (229,278)                      (88,292)             (13,800)           543,603
    Western Asset Variable Core Bond Plus Portfolio            19,033,799              1,080,090       20,016,907                  -         (1,156,157)         (1,090,618)         (1,012,724)              3,236,405                    19,993,813           21,073,903         40,107,702
    ClearBridge Variable Large Cap Growth Portfolio                     -                153,959        3,039,246                  -            (91,523)                  -             (11,470)                534,260                     3,470,513            3,624,472          3,624,472
QS Legg Mason Partners Variable Income Trust
    Dynamic Multi Strategy Portfolio                              478,564                 56,305            7,718                  -            (11,036)             (8,009)             (5,455)                (51,715)                      (68,497)             (12,192)           466,372
Pioneer Variable Contracts Trust
    Fund Portfolio                                                449,977                129,726          317,471                  -           (158,748)            (14,445)            (19,460)                 25,981                       150,799              280,525            730,502
    Bond Portfolio                                             29,147,631                728,479       10,040,997                  -           (982,394)         (1,171,363)         (1,164,185)                660,490                     7,383,545            8,112,024         37,259,655
    Strategic Income Portfolio                                  9,306,527                337,612        3,287,835                  -           (311,359)         (1,019,853)           (447,512)                927,907                     2,437,018            2,774,630         12,081,157
    Equity Income Portfolio                                     4,390,812                853,717        2,987,186                  -           (201,102)            (39,236)           (179,078)                749,585                     3,317,355            4,171,072          8,561,884
    High Yield Portfolio                                        1,472,228                 76,823          202,722                  -           (140,754)            (90,240)            (46,232)                (18,646)                      (93,150)             (16,327)         1,455,901
Prudential Series Funds
    Jennison 20/20 Focus Portfolio                                424,475                 95,775              910                  -             (3,297)                  -             (43,922)                (88,973)                     (135,282)             (39,507)           384,968
    Natural Resources Portfolio                                   774,486                 10,445          165,005                  -            (29,420)                  -             (13,257)                (95,768)                       26,560               37,005            811,491
    SP Prudential US Emerging Growth Portfolio                    384,418                 75,989            2,416                  -            (14,010)               (861)            (11,235)                 (8,415)                      (32,105)              43,884            428,302
Royce Capital Fund
    Micro-Cap Portfolio                                           479,544                 17,658           72,052                  -             (9,041)             (7,588)             (2,970)                (38,466)                       13,987               31,645            511,189
    Small Cap Portfolio                                         9,614,439                369,668        1,060,754                  -           (353,276)           (351,510)           (240,360)               (120,408)                       (4,800)             364,868          9,979,307
Alps
    Alerian Energy Infrastructure Portfolio                     1,742,373                (39,609)         424,815                  -           (264,948)             (7,021)            (33,550)                213,825                       333,121              293,512          2,035,885
    Red Rocks Listed Private Equity Portfolio                     301,600                115,796          318,736                  -            (55,133)             (6,313)            (25,840)                935,553                     1,167,003            1,282,799          1,584,399

        The accompanying notes are an integral part of these financial statements
                                           29

                         Midland National Life Insurance Company
                                    Separate Account C
                            Statement of Changes in Net Assets
                               Year Ended December 31, 2017
------------------------------------------------------------------------------------------

                                                                     Net Increase                                                                                                                                Net Increase (Decrease)       Total Increase        Net Assets
                                                 Net Assets        (Decrease) in Net                                                                                   Transfers         Interfund and Net         in Net Assets from           (Decrease) in          End of
                                                  Beginning        Assets Resulting           Net          Transfers of       Transfers of       Transfers of           of Other        Transfers (to) from    Capital Share Transactions        Net Assets             Year
                                                 of Year (a)      from Operations (b)    Premiums (c)     Policy Loans (d)   Surrenders (e)    Death Benefits (f)   Terminations (g)    General Account (h)         (i)=(c+d+e+f+g+h)             (j)=(b+i)          (k)=(a+j)
                                                ---------------   --------------------   --------------   ----------------   ----------------  ------------------   -----------------   ---------------------  ----------------------------   ------------------  -----------------
American Funds IS
    Asset Allocation Fund                           19,162,946              3,561,059       13,098,074                  -           (304,914)         (2,015,678)           (643,608)              2,608,136                    12,742,010           16,303,069         35,466,015
    Blue Chip Income and Growth Fund                14,030,863              2,685,958        7,330,976                  -           (927,348)           (835,937)           (596,669)                 57,068                     5,028,090            7,714,048         21,744,911
    Ultra-Short Bond Fund                           12,826,412               (161,206)      14,466,653                  -         (1,106,205)         (1,751,668)           (392,779)            (11,144,224)                       71,777              (89,429)        12,736,983
    Capital Income Builder Fund                      7,856,367              1,063,669        3,317,225                  -           (270,279)           (760,591)           (232,825)              1,700,992                     3,754,522            4,818,191         12,674,558
    Global Growth Fund                               2,729,142                941,944        1,851,960                  -           (137,500)           (226,035)           (100,617)                292,985                     1,680,793            2,622,737          5,351,879
    Global Growth and Income Fund                    4,141,736              1,208,696        2,019,003                  -           (173,118)           (150,306)           (128,875)                210,140                     1,776,844            2,985,540          7,127,276
    Global Small Capitalization Fund                 1,355,137                387,338          810,469                  -             (9,084)            (78,121)            (17,289)                 49,270                       755,245            1,142,583          2,497,720
    Growth Fund                                      7,025,261              2,540,922        6,585,460                  -           (268,101)           (331,143)           (279,323)                596,840                     6,303,733            8,844,655         15,869,916
    Growth-Income Fund                              10,231,418              2,729,468        6,695,194                  -           (389,661)           (336,272)           (331,727)                465,727                     6,103,261            8,832,729         19,064,147
    International Fund                               2,143,281                790,273        1,848,559                  -            (60,488)            (35,016)            (75,445)                269,095                     1,946,705            2,736,978          4,880,259
    International Growth and Income Fund             1,907,815                543,675        1,219,917                  -            (19,307)           (118,376)            (87,363)                276,767                     1,271,638            1,815,313          3,723,128
    New World Fund                                  11,927,318              3,768,029        6,596,980                  -           (569,516)           (540,633)           (487,473)                220,387                     5,219,745            8,987,774         20,915,092
    U.S. Government/AAA-Rated Securities Fund        7,730,632                 (4,965)       2,964,047                  -           (164,095)            (62,942)           (251,691)             (1,501,463)                      983,856              978,891          8,709,523
Oppenheimer VA Service  Class
    Total Return Bond Fund                           1,883,268                 49,035          232,654                  -            (36,826)            (64,040)            (56,747)               (517,855)                     (442,814)            (393,779)         1,489,489
    Discovery Mid Cap Growth Fund                      765,062                193,583          306,331                  -            (31,991)             (4,206)            (26,152)               (120,836)                      123,146              316,729          1,081,791
    Global Multi-Alternatives Fund                     244,847                   (297)               -                  -             (5,385)                  -              (9,753)               (138,566)                     (153,704)            (154,001)            90,846
    Global Fund                                      1,006,775                608,740        1,014,364                  -           (143,809)            (43,709)            (86,333)              1,812,567                     2,553,080            3,161,820          4,168,595
    International Growth Fund                        1,154,655                364,190        2,043,008                  -            (88,056)            (40,350)            (40,896)                229,326                     2,103,032            2,467,222          3,621,877
    Main Street Fund                                 2,003,711                396,226        1,565,826                  -             (8,197)           (128,395)            (67,584)                230,899                     1,592,549            1,988,775          3,992,486
    Main Street Small Cap Fund                       2,378,265                354,662        1,188,150                  -            (90,114)           (162,784)            (71,099)                 (5,589)                      858,564            1,213,226          3,591,491
T. Rowe Price
    Blue Chip Growth Portfolio                       5,455,076              2,761,105        7,706,066                  -           (208,847)           (285,544)           (457,504)              1,235,595                     7,989,766           10,750,871         16,205,947
    Health Sciences Portfolio                        3,048,925              1,002,413        2,422,511                  -           (107,420)            (54,301)           (122,253)                978,907                     3,117,444            4,119,857          7,168,782

        The accompanying notes are an integral part of these financial statements
                                           30

                         Midland National Life Insurance Company
                                    Separate Account C
                            Statement of Changes in Net Assets
                               Year Ended December 31, 2016
------------------------------------------------------------------------------------------

                                                                           Net Increase                                                                                                                                 Net Increase (Decrease)       Total Increase        Net Assets
                                                       Net Assets        (Decrease) in Net                                                                                     Transfers        Interfund and Net          in Net Assets from          (Decrease) in          End of
                                                        Beginning        Assets Resulting           Net            Transfers of       Transfers of       Transfers of          of Other        Transfers (to) from     Capital Share Transactions       Net Assets             Year
                                                       of Year (a)      from Operations (b)     Premiums (c)     Policy Loans (d)    Surrenders (e)    Death Benefits (f)  Terminations (g)    General Account (h)         (i)=(c+d+e+f+g+h)             (j)=(b+i)          (k)=(a+j)
                                                      ---------------   --------------------   ---------------   -----------------   ---------------   ------------------  ------------------  ---------------------   ---------------------------   ------------------  -----------------
Fidelity Variable Insurance Products
    Government Money Market Portfolio                   $ 29,276,802             $ (106,753)        $ 245,160                $ 51       $(3,430,905)          $ (100,239)         $ (488,883)         $ (19,692,772)                $ (23,467,588)        $(23,574,341)       $ 5,702,461
    High Income Portfolio                                  3,856,122              2,887,918           742,941                 189        (8,565,150)          (2,115,663)           (811,900)            22,867,333                    12,117,750           15,005,668         18,861,790
    Equity-Income Portfolio                                9,173,777              1,367,255           167,769               1,436          (804,482)             (72,333)           (287,630)               228,817                      (766,423)             600,832          9,774,609
    Growth Portfolio                                       7,879,022                (89,639)           51,230                (367)         (886,946)             (41,903)           (224,837)              (372,617)                   (1,475,440)          (1,565,079)         6,313,943
    Overseas Portfolio                                     9,718,029               (614,432)          585,211               1,464        (1,055,094)             (77,493)           (282,713)            (1,107,869)                   (1,936,494)          (2,550,926)         7,167,103
    Mid Cap Portfolio                                     12,461,198              1,278,181         1,154,878               7,165          (895,727)            (364,746)           (418,285)              (146,731)                     (663,446)             614,735         13,075,933
    Asset Manager Portfolio                                1,274,831                 15,329            21,186                 (78)          (98,601)                   -             (30,225)               (78,996)                     (186,714)            (171,385)         1,103,446
    Investment Grade Bond Portfolio                        5,663,083                184,681            82,113                 122          (604,709)            (105,101)           (237,477)              (337,677)                   (1,202,729)          (1,018,048)         4,645,035
    Index 500 Portfolio                                   20,067,396              1,775,332           222,016               6,182        (1,843,451)            (226,232)           (602,719)              (462,014)                   (2,906,218)          (1,130,886)        18,936,510
    Contrafund Portfolio                                  23,356,511              1,307,842         2,117,213                (163)       (1,640,751)            (497,205)           (457,769)            (1,152,761)                   (1,631,436)            (323,594)        23,032,917
    Asset Manager: Growth Portfolio                          789,778                  2,337            25,701              13,694           (87,367)             (10,279)            (35,696)               (19,879)                     (113,826)            (111,489)           678,289
    Balanced Portfolio                                     3,158,310                163,377            49,001                 (81)         (134,204)             (67,518)           (116,864)               166,247                      (103,419)              59,958          3,218,268
    Growth & Income Portfolio                              1,726,286                221,763            13,746                (539)         (135,890)             (24,182)            (82,420)                33,996                      (195,289)              26,474          1,752,760
    Growth Opportunities Portfolio                         2,305,328                (47,359)           25,245                   -          (295,695)              (8,417)            (53,589)              (282,695)                     (615,151)            (662,510)         1,642,818
    Value Strategies Portfolio                             2,973,806                301,670           958,801                (111)         (107,135)             (58,097)           (127,721)              (243,550)                      422,187              723,857          3,697,663
    Strategic Income Portfolio                             4,524,047                296,625         1,289,203                   -           (59,586)            (179,582)           (202,393)               177,668                     1,025,310            1,321,935          5,845,982
    Emerging Markets Portfolio                               891,908                (10,888)          373,484                   -           (34,581)             (15,696)            (20,983)               166,492                       468,716              457,828          1,349,736
    Real Estate Portfolio                                 14,586,782                568,043         1,817,762                   -          (673,046)            (638,588)           (634,423)              (481,385)                     (609,680)             (41,637)        14,545,145
    Funds Manager 50% Portfolio                            2,010,923                 68,354           486,065                   -            (1,947)              (9,036)            (18,482)              (115,405)                      341,195              409,549          2,420,472
    Funds Manager 70% Portfolio                            1,343,802                 58,944           299,002                   -           (15,269)                   -             (14,149)               (20,048)                      249,536              308,480          1,652,282
    Funds Manager 85% Portfolio                              485,702                 14,618           141,754                   -                 -              (49,495)            (16,846)                23,750                        99,163              113,781            599,483
    Government Money Market Portfolio Service Class 2      3,063,196                (33,802)           65,745                   -          (110,969)             (25,339)           (181,160)              (548,496)                     (800,219)            (834,021)         2,229,175
American Century Variable
 Portfolios, Inc.
    Balanced Fund                                          2,463,604                 98,907            66,698                 (24)         (121,933)            (120,914)            (67,229)              (428,156)                     (671,558)            (572,651)         1,890,953
    Capital Appreciation Fund                              2,298,489                 26,951            14,500               5,025          (227,780)              (9,544)            (37,850)              (345,437)                     (601,086)            (574,135)         1,724,354
    International Fund                                     4,241,752               (291,356)           72,056               1,344          (487,729)             (51,812)            (89,935)              (273,729)                     (829,805)          (1,121,161)         3,120,591
    Value Fund                                            30,066,969              6,231,817         8,949,789               4,407        (1,973,218)          (1,009,515)         (1,331,677)               975,394                     5,615,180           11,846,997         41,913,966
    Income & Growth Fund                                   1,219,374                160,026            57,131                (159)         (245,235)             (32,872)            (72,063)               675,965                       382,767              542,793          1,762,167
    Inflation Protection Fund                              7,876,119                230,345           250,455              (2,516)         (610,439)             (91,148)           (284,293)              (708,069)                   (1,446,010)          (1,215,665)         6,660,454
    Large Company Value Fund                                 885,252                118,033             5,458                   -          (476,079)              (5,168)            (45,344)               586,806                        65,673              183,706          1,068,958
    Mid Cap Value Fund                                     9,465,461              2,440,399         3,953,498               1,536          (982,464)            (263,661)           (406,712)             2,684,279                     4,986,476            7,426,875         16,892,336
    Ultra Fund                                             1,165,001                 71,575           122,951                   -           (30,135)              (3,809)            (42,499)              (295,168)                     (248,660)            (177,085)           987,916
MFS Variable Insurance Trust
    Research Series                                          496,555                 31,990             3,826                   -           (77,498)                   -             (11,920)                (2,540)                      (88,132)             (56,142)           440,413
    Growth Series                                          2,264,942                (48,576)           29,272               2,030          (195,571)              (3,920)            (80,720)              (704,340)                     (953,249)          (1,001,825)         1,263,117
    Investors Trust Series                                   281,200                 17,653               693                   -           (23,536)                   -              (5,064)               (19,628)                      (47,535)             (29,882)           251,318
    New Discovery Series                                   2,635,534                182,751           340,168                  (1)         (530,449)             (12,141)            (75,305)              (189,483)                     (467,211)            (284,460)         2,351,074
    Corporate Bond Portfolio                               1,354,045                 86,110         1,073,589                   -          (107,121)             (63,501)            (83,042)               293,954                     1,113,879            1,199,989          2,554,034
    Emerging Markets Equity Portfolio                        347,059                 28,115            61,178                   -           (15,409)             (47,554)            (23,004)                38,785                        13,996               42,111            389,170
    Technology Portfolio                                   1,739,450                 39,773           301,375                   -          (107,375)                   -             (66,959)              (120,415)                        6,626               46,399          1,785,849
    Global Tactical Allocation Portfolio                     897,253                 45,591           238,527                   -           (95,004)              (7,710)           (154,728)                55,930                        37,015               82,606            979,859
    International Value Portfolio                          4,987,534                137,985         1,573,026                   -          (223,865)            (133,193)           (205,766)               303,045                     1,313,247            1,451,232          6,438,766
    Utilities Series Portfolio                             5,279,667                511,736         1,022,458                   -          (187,433)            (263,557)           (216,533)               (57,709)                      297,226              808,962          6,088,629
    Blended Research Core Equity Portfolio                   269,572                 29,944           149,254                   -                 -               (4,020)             (5,663)                51,508                       191,079              221,023            490,595

        The accompanying notes are an integral part of these financial statements
                                           31

                         Midland National Life Insurance Company
                                    Separate Account C
                            Statement of Changes in Net Assets
                               Year Ended December 31, 2016
------------------------------------------------------------------------------------------

                                                                    Net Increase                                                                                                                                 Net Increase (Decrease)       Total Increase        Net Assets
                                                Net Assets        (Decrease) in Net                                                                                     Transfers        Interfund and Net          in Net Assets from          (Decrease) in          End of
                                                 Beginning        Assets Resulting           Net            Transfers of       Transfers of       Transfers of          of Other        Transfers (to) from     Capital Share Transactions       Net Assets             Year
                                                of Year (a)      from Operations (b)     Premiums (c)     Policy Loans (d)    Surrenders (e)    Death Benefits (f)  Terminations (g)    General Account (h)         (i)=(c+d+e+f+g+h)             (j)=(b+i)          (k)=(a+j)
                                               ---------------   --------------------   ---------------   -----------------   ---------------   ------------------  ------------------  ---------------------   ---------------------------   ------------------  -----------------
Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio                       1,863,186                241,458             8,711                   -          (213,015)             (38,157)            (43,664)                62,587                      (223,538)              17,920          1,881,106
    Mid-Cap Stock Portfolio                         3,482,477                469,698            39,224               1,629          (386,510)             (59,265)            (74,460)                48,763                      (430,619)              39,079          3,521,556
    International Opportunities Portfolio          10,285,481               (541,876)           97,840               3,612          (915,946)             (73,179)           (290,865)              (724,229)                   (1,902,767)          (2,444,643)         7,840,838
    Bond-Debenture Portfolio                        8,601,279                958,461         3,043,880                   -          (338,145)            (388,227)           (391,842)               437,814                     2,363,480            3,321,941         11,923,220
    Fundamental Equity Portfolio                    1,236,984                185,432           134,162                   -            (8,756)             (23,783)            (39,121)               (61,341)                        1,161              186,593          1,423,577
    Developing Growth Portfolio                     1,849,193                (26,872)          282,978                   -          (105,386)            (133,780)           (116,618)              (456,282)                     (529,088)            (555,960)         1,293,233
    Short Duration Income Portfolio                 1,710,251                 70,808         4,802,827                   -          (389,363)             (10,928)           (239,652)               799,675                     4,962,559            5,033,367          6,743,618
Alger Fund
    LargeCap Growth Portfolio                       7,837,100               (194,785)           72,306               1,348          (779,907)            (117,602)           (270,776)               (20,299)                   (1,114,930)          (1,309,715)         6,527,385
    MidCap Growth Portfolio                         5,042,004                (43,954)           72,024                 646          (433,446)             (20,398)           (145,149)               (78,466)                     (604,789)            (648,743)         4,393,261
    Capital Appreciation Portfolio                  4,058,885                (57,335)           51,168                   -          (521,567)              (8,125)           (175,709)              (260,809)                     (915,042)            (972,377)         3,086,508
    SmallCap Growth Portfolio                         801,221                 22,520             6,438                   -           (99,808)              (8,649)            (23,206)               (18,333)                     (143,558)            (121,038)           680,183
    Capital Appreciation Portfolio Class S         25,742,438               (207,654)        6,283,327                   -        (1,283,494)          (1,023,855)         (1,056,273)              (522,226)                    2,397,479            2,189,825         27,932,263
Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio                        2,679,949                174,999           347,832                  (1)         (273,766)              (3,680)            (84,873)            (1,061,892)                   (1,076,380)            (901,381)         1,778,568
    S&P 500 Index Portfolio                         1,251,751                172,171             7,179                   -          (133,175)             (18,379)            (44,165)               279,990                        91,450              263,621          1,515,372
Invesco Variable Insurance Funds
    Technology Fund                                   578,765                (18,161)           22,392                   -           (12,653)             (12,728)            (10,439)              (207,558)                     (220,986)            (239,147)           339,618
    Managed Volatility Fund                         1,394,675                103,055             6,593                   -           (64,365)             (17,430)            (38,122)                (5,372)                     (118,696)             (15,641)         1,379,034
    Diversified Dividend Fund                         621,922                121,486            92,914                 (30)          (42,819)              (4,089)            (13,072)               244,379                       277,283              398,769          1,020,691
    Global Health Care Fund                         2,627,428               (297,974)           52,713               1,556           (52,196)              (3,229)           (108,093)              (755,009)                     (864,258)          (1,162,232)         1,465,196
    Global Real Estate Fund                           406,575                (25,192)              325                   -           (59,353)             (21,587)            (12,968)               (58,821)                     (152,404)            (177,596)           228,979
    International Growth Fund                         378,692                (17,306)                3                   -           (64,584)             (13,604)            (20,494)                95,202                        (3,477)             (20,783)           357,909
    Mid Cap Core Equity Fund                          199,799                 12,090               566                   -           (61,611)                   -              (7,537)               283,998                       215,416              227,506            427,305
J.P. Morgan Series Trust II
    Core Bond Portfolio                             3,809,883                 45,537            35,096              (1,297)         (376,107)             (73,181)           (176,568)               132,135                      (459,922)            (414,385)         3,395,498
    Small Cap Core Portfolio                        3,086,926                396,380            41,709                 150          (242,500)              (1,914)           (116,492)              (524,998)                     (844,045)            (447,665)         2,639,261
Rydex Variable Trust
    Nova Fund                                         398,785                 70,499             4,243                   -           (70,826)                   -             (15,897)               306,128                       223,648              294,147            692,932
    NASDAQ-100 Fund                                 1,208,870                    463            28,184                   -          (142,644)              (3,915)            (33,185)              (430,260)                     (581,820)            (581,357)           627,513
    U.S. Government Money Market Fund                 542,391                 (3,549)            7,127                   -              (785)                (296)            (30,906)              (293,440)                     (318,300)            (321,849)           220,542
    Inverse S&P 500 Strategy Fund                     199,322                (30,392)               61                   -            (6,005)                   -                (234)               (14,548)                      (20,726)             (51,118)           148,204
    Inverse NASDAQ-100 Strategy Fund                  299,429                (30,054)              279                   -          (142,806)                   -                (206)                (5,460)                     (148,193)            (178,247)           121,182
    Inverse Government Long Bond Strategy Fund         51,164                  5,878                19                   -            (1,317)                   -                (144)               (26,687)                      (28,129)             (22,251)            28,913
    Government Long Bond 1.2x Strategy                261,028                654,053            80,760               1,279          (115,665)                   -             (53,933)              (491,070)                     (578,629)              75,424            336,452
    NASDAQ-100 2x Strategy Fund                         6,692                   (233)                -                   -            (6,459)                   -                   -                      -                        (6,459)              (6,692)                 -
    Inverse Dow 2x Strategy Fund                          403                    (38)                -                   -              (365)                   -                   -                      -                          (365)                (403)                 -
Rydex Variable Insurance Fund
    Biotechnology Fund                              9,081,414             (1,743,088)          576,953                   -          (352,371)             (82,143)           (197,798)            (2,200,404)                   (2,255,763)          (3,998,851)         5,082,563
    S&P 500 Pure Growth Fund                        3,463,621                 61,445           259,743                   -          (128,657)            (135,098)           (139,449)            (1,391,453)                   (1,534,914)          (1,473,469)         1,990,152
    S&P MidCap 400 Pure Growth Fund                 1,526,220                (45,141)          187,203                   -           (27,648)             (38,994)            (33,597)              (704,903)                     (617,939)            (663,080)           863,140
Guggenheim Variable Insurance Fund
    Long Short Equity Fund                            807,249                 (6,826)           56,894                   -           (44,496)             (29,430)             (6,859)               (85,715)                     (109,606)            (116,432)           690,817
    Multi-Hedge Strategies Fund                     3,158,140                (61,344)          767,532                   -           (80,501)             (24,398)           (110,338)              (164,903)                      387,392              326,048          3,484,188
    Global Managed Futures Strategy Fund              684,912                (82,878)          155,066                   -           (75,574)              (7,406)            (18,770)              (185,132)                     (131,816)            (214,694)           470,218
    Small Cap Value Fund                            2,009,520                483,853           255,328                   -          (202,036)             (40,510)            (56,221)               689,512                       646,073            1,129,926          3,139,446

        The accompanying notes are an integral part of these financial statements
                                           32

                         Midland National Life Insurance Company
                                    Separate Account C
                            Statement of Changes in Net Assets
                               Year Ended December 31, 2016
------------------------------------------------------------------------------------------

                                                                  Net Increase                                                                                                                                 Net Increase (Decrease)       Total Increase        Net Assets
                                              Net Assets        (Decrease) in Net                                                                                     Transfers        Interfund and Net          in Net Assets from          (Decrease) in          End of
                                               Beginning        Assets Resulting           Net            Transfers of       Transfers of       Transfers of          of Other        Transfers (to) from     Capital Share Transactions       Net Assets             Year
                                              of Year (a)      from Operations (b)     Premiums (c)     Policy Loans (d)    Surrenders (e)    Death Benefits (f)  Terminations (g)    General Account (h)         (i)=(c+d+e+f+g+h)             (j)=(b+i)          (k)=(a+j)
                                             ---------------   --------------------   ---------------   -----------------   ---------------   ------------------  ------------------  ---------------------   ---------------------------   ------------------  -----------------
ProFunds VP
    Access VP High Yield Fund                       322,199                 23,832             4,483                   -           (61,041)             (14,185)             (9,731)               143,705                        63,231               87,063            409,262
    Asia 30                                         131,290                 (3,279)               35                   -           (46,390)                   -              (2,489)                  (954)                      (49,798)             (53,077)            78,213
    Banks                                           163,946                 (8,266)              185                   -           (11,536)              (4,865)             (3,238)               (11,187)                      (30,641)             (38,907)           125,039
    Basic Materials                                  61,802                 18,035                14                   -            (4,911)              (1,228)             (4,089)                (2,986)                      (13,200)               4,835             66,637
    Bear                                            152,545                (40,585)           29,661                   -            (1,568)              (2,062)             (8,705)                (2,248)                       15,078              (25,507)           127,038
    Biotechnology                                 1,256,764               (179,599)            4,495                   -           (53,300)              (2,664)            (28,086)              (506,002)                     (585,557)            (765,156)           491,608
    Bull                                          1,499,602                 65,222             4,014                   -          (221,158)                   -             (43,782)               (75,117)                     (336,043)            (270,821)         1,228,781
    Consumer Goods                                  154,530                 20,207             2,306                   -           (11,318)              (6,105)            (10,719)                65,496                        39,660               59,867            214,397
    Consumer Services                               269,712                (20,323)            1,974                   -                 -                    -              (5,094)               (51,839)                      (54,959)             (75,282)           194,430
    Dow 30                                          887,095                (37,713)              134                   -           (26,774)                   -             (17,171)              (674,117)                     (717,928)            (755,641)           131,454
    Emerging Markets                                125,975                (10,908)               41                   -           (25,299)             (21,307)             (7,360)                54,961                         1,036               (9,872)           116,103
    Europe 30                                        81,943                  3,774                 2                   -            (5,891)                   -              (2,145)                   311                        (7,723)              (3,949)            77,994
    Falling U.S. Dollar                              83,783                 (3,176)               18                   -           (18,966)                   -              (3,531)               (17,740)                      (40,219)             (43,395)            40,388
    Financials                                      450,279                 (3,012)              189                   -            (6,592)                   -              (3,270)               528,445                       518,772              515,760            966,039
    Health Care                                     978,607                (55,974)            3,915                   -           (46,670)                   -             (28,620)               464,728                       393,353              337,379          1,315,986
    Industrials                                     190,231                 22,916             2,498                   -                 -                    -              (6,891)               (83,124)                      (87,517)             (64,601)           125,630
    International                                   155,572                (28,974)           10,001                   -           (16,017)             (36,665)             (9,892)                 6,570                       (46,003)             (74,977)            80,595
    Internet                                        471,647                 (4,804)              675                   -           (21,968)              (6,159)            (16,011)              (115,509)                     (158,972)            (163,776)           307,871
    Japan                                           273,731                (25,396)               89                   -           (44,966)                   -              (6,117)               (86,606)                     (137,600)            (162,996)           110,735
    Large-Cap Growth                              1,111,368                 29,612            16,001                   -           (89,719)             (41,974)            (47,241)              (312,415)                     (475,348)            (445,736)           665,632
    Large-Cap Value                                 499,313                 84,319            22,465                   -           (57,756)             (33,871)            (25,085)               366,714                       272,467              356,786            856,099
    Mid-Cap                                       3,215,020                460,139             8,432                   -           (49,957)             (47,856)            (55,192)                46,731                       (97,842)             362,297          3,577,317
    Mid-Cap Growth                                1,213,312                (39,700)            1,993                   -          (101,763)              (7,251)            (31,168)              (566,472)                     (704,661)            (744,361)           468,951
    Mid-Cap Value                                   180,400                 77,253             2,244                   -           (32,963)             (10,148)            (13,257)               264,616                       210,492              287,745            468,145
    Government Money Market                      10,377,559               (174,392)            4,249                   -        (3,237,276)             (23,120)           (919,532)            (2,491,108)                   (6,666,787)          (6,841,179)         3,536,380
    Oil & Gas                                     1,130,718                273,040           108,237                   -           (23,290)                (370)            (62,566)               (78,538)                      (56,527)             216,513          1,347,231
    NASDAQ-100                                      977,928                 69,984            38,573                   -          (265,316)             (32,616)            (47,307)               509,562                       202,896              272,880          1,250,808
    Pharmaceuticals                                 838,578                (46,609)            4,469                   -            (5,692)              (3,975)            (16,206)              (558,834)                     (580,238)            (626,847)           211,731
    Precious Metals                                 416,837                229,857           150,809                   -           (96,529)                (409)            (35,863)                57,695                        75,703              305,560            722,397
    Real Estate                                     181,980                (11,166)            4,038                   -           (17,697)                (546)            (20,252)                 1,060                       (33,397)             (44,563)           137,417
    Rising Rates Opportunity                        197,675                 (9,416)              546                   -           (26,529)                   -              (6,595)               (25,792)                      (58,370)             (67,786)           129,889
    Semiconductor                                    11,653                  2,387                12                   -            (2,061)                   -              (1,208)                28,458                        25,201               27,588             39,241
    Short Dow 30                                     16,312                 (3,855)                -                   -                 -                    -              (3,054)                (3,594)                       (6,648)             (10,503)             5,809
    Short Emerging Markets                           34,812                  1,224                20                   -                 -                    -                (554)               (34,551)                      (35,085)             (33,861)               951
    Short International                              41,164                 (3,955)                -                   -              (451)              (1,557)               (242)               (12,248)                      (14,498)             (18,453)            22,711
    Short Mid-Cap                                    18,356                 (1,874)                1                   -                 -                    -                   -                (11,862)                      (11,861)             (13,735)             4,621
    Short NASDAQ-100                                  3,080                (80,687)                1                   -           (25,982)                   -              (8,049)               117,410                        83,380                2,693              5,773
    Short Small-Cap                                 199,257                (12,454)               10                   -                 -               (1,927)               (108)              (155,953)                     (157,978)            (170,432)            28,825
    Small-Cap                                     1,114,147                 25,713             4,313                   -          (144,125)             (31,256)            (21,325)              (506,932)                     (699,325)            (673,612)           440,535
    Small-Cap Growth                                724,202                 39,663                 -                   -           (89,273)                   -             (33,311)              (119,796)                     (242,380)            (202,717)           521,485
    Small-Cap Value                                  48,292                 86,622               292                   -           (40,987)                   -              (8,105)               876,365                       827,565              914,187            962,479
    Technology                                      905,559                (66,056)              153                   -            (9,145)                   -             (10,792)              (716,547)                     (736,331)            (802,387)           103,172
    Telecommunications                              590,356                 11,687               320                   -            (2,457)                (547)            (24,360)               178,818                       151,774              163,461            753,817
    U.S. Government Plus                            307,245                    872                69                   -           (71,720)             (11,385)            (87,792)               818,811                       647,983              648,855            956,100
    UltraBull                                       348,805                 68,062                 2                   -            (5,467)                   -             (14,296)               (36,831)                      (56,592)              11,470            360,275
    UltraMid-Cap                                    594,932                166,276                 1                   -            (3,739)                   -             (22,096)               122,835                        97,001              263,277            858,209
    UltraNASDAQ-100                                 274,158                 36,028                 1                   -           (22,371)                   -             (15,072)               (29,406)                      (66,848)             (30,820)           243,338
    UltraShort Dow 30                                22,281                (16,751)                7                   -                 -                    -              (1,501)                 9,730                         8,236               (8,515)            13,766
    UltraShort NASDAQ-100                            13,882                    385                 -                   -                 -                    -                   -                 (3,576)                       (3,576)              (3,191)            10,691
    UltraSmall-Cap                                   39,829                  8,805                42                   -            (1,594)                   -             (18,503)                88,682                        68,627               77,432            117,261
    Utilities                                       125,847                 26,066             1,121                   -           (16,341)                   -             (15,827)                33,731                         2,684               28,750            154,597

        The accompanying notes are an integral part of these financial statements
                                           33

                         Midland National Life Insurance Company
                                    Separate Account C
                            Statement of Changes in Net Assets
                               Year Ended December 31, 2016
------------------------------------------------------------------------------------------

                                                                         Net Increase                                                                                                                                 Net Increase (Decrease)       Total Increase        Net Assets
                                                     Net Assets        (Decrease) in Net                                                                                     Transfers        Interfund and Net          in Net Assets from          (Decrease) in          End of
                                                      Beginning        Assets Resulting           Net            Transfers of       Transfers of       Transfers of          of Other        Transfers (to) from     Capital Share Transactions       Net Assets             Year
                                                     of Year (a)      from Operations (b)     Premiums (c)     Policy Loans (d)    Surrenders (e)    Death Benefits (f)  Terminations (g)    General Account (h)         (i)=(c+d+e+f+g+h)             (j)=(b+i)          (k)=(a+j)
                                                    ---------------   --------------------   ---------------   -----------------   ---------------   ------------------  ------------------  ---------------------   ---------------------------   ------------------  -----------------
VanEck Worldwide Insurance Trust
    Global Hard Assets Fund                              6,954,590              2,930,188           514,769               2,373          (604,042)             (39,836)           (229,893)               607,664                       251,035            3,181,223         10,135,813
    Emerging Markets Fund                                1,891,155               (101,220)           56,902                (267)         (273,035)                   -             (49,287)                44,556                      (221,131)            (322,351)         1,568,804
    Unconstrained Emerging Markets Bond Fund             1,042,454                 62,907             9,668                  (2)          (58,447)              (3,105)            (36,072)               (71,584)                     (159,542)             (96,635)           945,819
Janus Henderson Series
    Global Technology Portfolio                            513,270                 90,566           370,704                   -            (6,629)             (21,718)             (7,338)               203,206                       538,225              628,791          1,142,061
    Overseas Portfolio                                     421,164                (30,255)           80,890                   -           (28,384)             (18,245)            (12,901)               (26,533)                       (5,173)             (35,428)           385,736
    Research Portfolio                                     405,293                 (6,792)          128,299                   -                 -                    -             (16,133)               (45,116)                       67,050               60,258            465,551
    Enterprise Services Portfolio                        2,204,176                322,769         2,240,875                   -           (59,478)            (117,663)           (107,648)               364,601                     2,320,687            2,643,456          4,847,632
    Global Research Portfolio                              682,697                    752            53,499                   -            (9,692)                   -              (9,506)              (144,582)                     (110,281)            (109,529)           573,168
    Mid Cap Value Portfolio                              2,194,809                361,239           378,977                   -           (80,418)             (57,877)           (127,971)              (119,896)                       (7,185)             354,054          2,548,863
    Balanced Portfolio                                   8,303,706                353,958         2,267,059                   -          (339,919)            (121,346)           (339,975)               184,434                     1,650,253            2,004,211         10,307,917
    Flexible Bond Portfolio                              3,282,663                 16,297           782,473                   -          (155,567)            (122,851)           (103,696)               615,646                     1,016,005            1,032,302          4,314,965
    GI Unconstrained Bond Portfolio                        399,651                 39,307           471,707                   -           (52,205)                   -             (28,116)                91,228                       482,614              521,921            921,572
PIMCO Variable Insurance Trust
    Total Return Portfolio                              52,754,367                658,323         2,688,884               1,162        (5,047,562)          (1,618,845)         (2,661,526)              (611,162)                   (7,249,049)          (6,590,726)        46,163,641
    Low Duration Portfolio                              15,139,350                 (8,890)        8,226,445               2,086        (1,528,427)            (453,012)           (768,321)              (344,539)                    5,134,232            5,125,342         20,264,692
    High Yield Portfolio                                 7,321,209                840,112         1,094,858               1,960        (1,092,447)            (226,294)           (400,054)             1,694,026                     1,072,049            1,912,161          9,233,370
    Real Return Portfolio                               19,823,710                684,694         3,823,238               1,977        (1,680,662)            (748,442)         (1,076,752)              (838,934)                     (519,575)             165,119         19,988,829
    All Asset Portfolio                                  4,283,204                510,545           528,143                   -          (195,546)             (40,941)           (208,574)               (19,100)                       63,982              574,527          4,857,731
    Global Multi-Asset Managed Allocation Portfolio        332,894                  8,117            16,920                   -                 -                    -              (6,152)               (10,346)                          422                8,539            341,433
    Short-Term Portfolio                                48,977,991                426,845         8,420,139                   -        (3,442,322)          (2,434,273)         (2,533,690)            (4,573,751)                   (4,563,897)          (4,137,052)        44,840,939
    Emerging Markets Bond Portfolio                        839,198                 89,155            97,311                   -           (14,937)             (68,875)            (31,018)                 9,820                        (7,699)              81,456            920,654
    Global (Unhedged) Bond Portfolio                       447,672                 14,188            11,731                   -            (4,486)             (37,714)            (36,050)               (16,025)                      (82,544)             (68,356)           379,316
    Commodity Real Return Strategy Portfolio             6,181,911                887,540           950,978                   -          (406,775)            (257,007)           (286,246)                53,235                        54,185              941,725          7,123,636
    Foreign Bond (USD-Hedged) Adv Portfolio                133,478                  5,833           214,682                   -            (2,372)              (4,144)             (5,445)                93,723                       296,444              302,277            435,755
    Unconstrained Bond Adv Portfolio                       778,126                 60,087           847,751                   -            (5,132)              (2,167)            (25,880)               195,553                     1,010,125            1,070,212          1,848,338
Goldman Sachs Variable Insurance Trust
    Small Cap Equity Insights Fund                       1,562,783                291,275            96,783               1,645          (262,095)             (35,354)            (38,798)               663,025                       425,206              716,481          2,279,264
    Large Cap Value Fund                                   309,133                 21,399             5,716                 (27)          (32,727)                   -              (6,048)                (3,788)                      (36,874)             (15,475)           293,658
    Mid Cap Value Fund                                   4,229,155                507,651            69,283               2,051          (385,004)             (13,269)           (172,739)               (31,101)                     (530,779)             (23,128)         4,206,027
Neuberger Berman Advisors Management Trust
    Mid-Cap Growth Portfolio                               819,708                 20,453            14,719                   -           (19,366)              (3,452)             (8,697)              (236,459)                     (253,255)            (232,802)           586,906
    AMT Mid Cap Intrinsic Value Portfolio                  161,943                 70,744            20,269                  (3)          (26,229)                   -              (9,931)               151,520                       135,626              206,370            368,313
Dreyfus Variable Investment Fund
    Appreciation Portfolio                                 728,631                 32,858                 3                   -          (141,361)             (32,867)            (18,055)               (35,224)                     (227,504)            (194,646)           533,985
    International Value Portfolio                           58,580                 (2,095)                -                   -            (3,641)              (8,071)             (8,609)                   598                       (19,723)             (21,818)            36,762
    Sustainable U.S. Equity Portfolio                       30,058                  2,011               444                   -              (470)                   -              (1,473)                   481                        (1,018)                 993             31,051
Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio                            882,498                166,638                 1                   -           (24,958)                   -             (23,421)                29,469                       (18,909)             147,729          1,030,227
    Value Opportunities Fund                                52,337                  6,885                 1                   -            (2,955)                   -              (2,130)                12,194                         7,110               13,995             66,332
    American Value Fund                                    308,476                 19,688                 -                   -           (54,381)              (3,428)            (11,698)               (46,544)                     (116,051)             (96,363)           212,113
Morgan Stanley Variable Institutional Funds
    Emerging Markets Debt Portfolio                        160,927                 13,630             2,123                   -           (39,494)              (5,263)            (11,870)                24,280                       (30,224)             (16,594)           144,333
    Emerging Markets Equity Portfolio                      263,599                  8,430             2,141                   -           (75,518)              (6,546)            (16,700)                55,821                       (40,802)             (32,372)           231,227
    Mid Cap Growth Portfolio                               147,942                (14,814)                -                   -           (18,239)                   -              (6,385)                   (16)                      (24,640)             (39,454)           108,488
    U.S. Real Estate Portfolio                             287,167                  2,528             2,148                   -           (19,963)                   -              (7,297)              (113,718)                     (138,830)            (136,302)           150,865

        The accompanying notes are an integral part of these financial statements
                                           34

                         Midland National Life Insurance Company
                                    Separate Account C
                            Statement of Changes in Net Assets
                               Year Ended December 31, 2016
------------------------------------------------------------------------------------------

                                                                           Net Increase                                                                                                                                 Net Increase (Decrease)       Total Increase        Net Assets
                                                       Net Assets        (Decrease) in Net                                                                                     Transfers        Interfund and Net          in Net Assets from          (Decrease) in          End of
                                                        Beginning        Assets Resulting           Net            Transfers of       Transfers of       Transfers of          of Other        Transfers (to) from     Capital Share Transactions       Net Assets             Year
                                                       of Year (a)      from Operations (b)     Premiums (c)     Policy Loans (d)    Surrenders (e)    Death Benefits (f)  Terminations (g)    General Account (h)         (i)=(c+d+e+f+g+h)             (j)=(b+i)          (k)=(a+j)
                                                      ---------------   --------------------   ---------------   -----------------   ---------------   ------------------  ------------------  ---------------------   ---------------------------   ------------------  -----------------
Northern Lights Variable Trust
    Adaptive Allocation Portfolio                          8,739,290                (27,202)            2,042                   -        (1,214,732)            (305,355)           (883,891)               (22,381)                   (2,424,317)          (2,451,519)         6,287,771
    Power Income Fund                                      1,740,306                 50,551           388,338                   -          (101,537)                   -            (286,116)              (601,425)                     (600,740)            (550,189)         1,190,117
AB Variable Products Series
    Real Estate Investment Portfolio                       1,159,026                 47,170           678,037                   -           (61,369)             (13,512)            (78,433)               278,223                       802,946              850,116          2,009,142
    Dynamic Asset Allocation Portfolio                       555,251                 18,174           258,813                   -           (11,932)                   -             (14,500)                15,157                       247,538              265,712            820,963
    Small Cap Growth Portfolio                                24,020                  1,529                 -                   -                 -                    -                (731)                 8,703                         7,972                9,501             33,521
    Small Mid Cap Value Portfolio                          1,273,567                289,258           316,816                   -           (27,935)             (25,021)            (34,094)               249,405                       479,171              768,429          2,041,996
BlackRock Variable Series Fund, Inc.
    Basic Value Fund                                       2,468,815                464,371           566,686                   -           (17,244)            (211,976)            (52,438)              (165,288)                      119,740              584,111          3,052,926
    Capital Appreciation Fund                                878,857                (13,253)           50,333                   -           (19,136)             (19,526)            (23,650)              (108,602)                     (120,581)            (133,834)           745,023
    Equity Dividend Fund                                   5,265,632                798,484         1,018,809                   -          (219,796)            (173,114)           (162,373)              (169,346)                      294,180            1,092,664          6,358,296
    Global Allocation Fund                                12,840,808                359,386         2,579,858                   -        (2,368,535)            (362,268)           (405,671)             1,595,440                     1,038,824            1,398,210         14,239,018
    Advantage Large Cap Core Fund                            975,923                 77,197            20,265                   -           (80,360)              (8,981)            (20,120)              (106,293)                     (195,489)            (118,292)           857,631
    Large Cap Focus Growth Fund                            1,370,898                 86,709            91,626                   -          (101,736)             (12,564)            (15,514)                80,663                        42,475              129,184          1,500,082
    iShares Alternatives Strategies Fund                     599,410                 27,100            75,922                   -           (43,487)                   -             (12,088)               112,678                       133,025              160,125            759,535
    iShares Dynamic Allocation Fund                          178,458                 19,276           190,996                   -           (50,043)                   -              (6,566)                28,534                       162,921              182,197            360,655
    iShares Dynamic Fixed Income Fund                        264,776                   (139)          142,631                   -           (13,577)                   -             (22,718)               148,761                       255,097              254,958            519,734
    iShares Equity Appreciation Fund                         235,060                 21,869            52,106                   -           (11,324)                   -              (4,155)                 1,379                        38,006               59,875            294,935
Columbia Variable Portfolio
    Contrarian Core 2 Portfolio                              823,228                 91,106           658,835                   -           (15,532)            (154,672)            (16,076)               131,742                       604,297              695,403          1,518,631
    Dividend Opportunity Portfolio                         2,166,298                276,946           709,878                   -          (104,744)             (61,995)           (103,544)                80,685                       520,280              797,226          2,963,524
    Emerging Markets Bond Portfolio                        5,791,126                532,918         1,913,710                   -          (342,802)            (320,524)           (334,663)               (81,617)                      834,104            1,367,022          7,158,148
    High Yield Portfolio                                   2,427,202                335,819         1,728,883                   -          (130,277)             (45,329)           (190,092)               172,160                     1,535,345            1,871,164          4,298,366
Deutsche Variable Insurance Portfolios
    Equity 500 Index Portfolio                             7,806,514              1,041,643         3,852,505                   -          (388,506)             (76,894)           (148,109)             1,469,216                     4,708,212            5,749,855         13,556,369
    Small Cap Index Portfolio                                990,026                240,513           451,973                   -           (19,601)             (13,659)            (52,734)             1,155,033                     1,521,012            1,761,525          2,751,551
    Alternative Asset Allocation Portfolio                 1,796,181                 87,630           418,979                   -           (42,356)              (6,009)            (59,494)               (38,796)                      272,324              359,954          2,156,135
    Global Small Cap Portfolio                               462,641                 (3,443)           78,849                   -           (40,129)              (3,851)            (14,121)               (34,154)                      (13,406)             (16,849)           445,792
    Small Mid Cap Value Portfolio                            644,555                197,278         1,244,673                   -            (4,233)             (11,105)            (26,540)               203,171                     1,405,966            1,603,244          2,247,799
    CROCI US Portfolio                                       304,610                (17,583)           10,205                   -                 -                    -             (16,758)                 8,474                         1,921              (15,662)           288,948
Eaton Vance Variable Trust
    Floating Rate Income Portfolio                        14,703,965              1,149,081         4,698,150                   -          (684,828)            (460,434)           (739,067)               173,718                     2,987,539            4,136,620         18,840,585
    Large-Cap Value Portfolio                                654,032                 58,024           287,974                   -                 -              (65,032)            (27,920)              (157,009)                       38,013               96,037            750,069
    Bond Initial Portfolio                                    22,548                  5,030            71,141                   -                 -                    -                   -                (98,719)                      (27,578)             (22,548)                 -
First Investors Life Series
    Total Return Portfolio                                   261,063                 16,740            75,704                   -                 -                    -                (460)                33,728                       108,972              125,712            386,775
    International Portfolio                                  139,055                (22,622)           40,783                   -                 -                    -             (19,384)                90,216                       111,615               88,993            228,048
    Opportunity Fund                                       7,471,944                755,378         3,368,786                   -          (337,794)            (270,381)           (277,215)               239,392                     2,722,788            3,478,166         10,950,110
Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Fund                                     5,342,250                806,507           730,231                   -          (112,893)            (151,922)           (198,742)              (259,368)                        7,306              813,813          6,156,063
    Income Fund                                           13,318,885              1,655,399         3,211,619                   -          (634,428)            (666,601)           (862,270)              (424,387)                      623,933            2,279,332         15,598,217

        The accompanying notes are an integral part of these financial statements
                                           35

                         Midland National Life Insurance Company
                                    Separate Account C
                            Statement of Changes in Net Assets
                               Year Ended December 31, 2016
------------------------------------------------------------------------------------------

                                                                                Net Increase                                                                                                                                 Net Increase (Decrease)       Total Increase        Net Assets
                                                            Net Assets        (Decrease) in Net                                                                                     Transfers        Interfund and Net          in Net Assets from          (Decrease) in          End of
                                                             Beginning        Assets Resulting           Net            Transfers of       Transfers of       Transfers of          of Other        Transfers (to) from     Capital Share Transactions       Net Assets             Year
                                                            of Year (a)      from Operations (b)     Premiums (c)     Policy Loans (d)    Surrenders (e)    Death Benefits (f)  Terminations (g)    General Account (h)         (i)=(c+d+e+f+g+h)             (j)=(b+i)          (k)=(a+j)
                                                           ---------------   --------------------   ---------------   -----------------   ---------------   ------------------  ------------------  ---------------------   ---------------------------   ------------------  -----------------
    Global Bond Fund                                           21,853,275                504,499         5,372,167                   -          (978,095)          (1,031,644)         (1,061,894)               664,296                     2,964,830            3,469,329         25,322,604
    Foreign Fund                                               23,048,927              1,577,929         5,685,513                   -        (1,198,496)            (906,511)         (1,008,112)               454,047                     3,026,441            4,604,370         27,653,297
    Developing Markets Fund                                     3,473,231                515,546           309,113                   -          (222,271)            (158,425)           (172,599)              (274,650)                     (518,832)              (3,286)         3,469,945
    Mutual Global Discovery Fund                                4,868,616                546,212           649,173                   -          (124,117)            (282,207)           (123,597)               (52,243)                       67,009              613,221          5,481,837
    Rising Dividends Fund                                      10,180,012              1,487,755         2,424,013                   -          (505,643)            (511,218)           (237,570)              (148,142)                    1,021,440            2,509,195         12,689,207
Ivy Variable Insurance Portfolios
    Asset Strategy Portfolio                                    6,727,485               (257,031)          471,687                   -          (307,766)            (172,284)           (281,534)              (937,848)                   (1,227,745)          (1,484,776)         5,242,709
    Balanced Portfolio                                          6,229,719                192,954         1,529,834                   -          (194,454)            (104,175)           (438,198)               878,307                     1,671,314            1,864,268          8,093,987
    Dividend Opportunities Portfolio                            1,081,568                 63,134           101,772                   -           (34,545)             (21,173)            (21,825)                26,620                        50,849              113,983          1,195,551
    Energy Portfolio                                              853,638                344,041           366,683                   -           (33,397)             (13,214)            (52,438)               314,375                       582,009              926,050          1,779,688
    Global Bond Portfolio                                         613,047                 36,606            86,895                   -           (42,013)                   -             (33,335)                64,472                        76,019              112,625            725,672
    Natural Resources Portfolio                                   322,490                 87,862           136,164                   -           (34,003)              (5,706)             (9,475)                25,592                       112,572              200,434            522,924
    Growth Portfolio                                            2,341,385                 (6,268)          684,114                   -          (156,488)            (156,562)            (81,513)              (480,050)                     (190,499)            (196,767)         2,144,618
    High Income Portfolio                                      11,269,359              1,726,604         1,109,302                   -          (679,745)            (499,004)           (623,699)             1,136,436                       443,290            2,169,894         13,439,253
    International Core Equity Portfolio                         4,334,675                 (6,788)          816,205                   -          (150,524)            (161,997)           (151,710)                (9,119)                      342,855              336,067          4,670,742
    Global Growth Portfolio                                       671,921                (29,306)          117,360                   -                 -              (55,066)             (7,025)               (28,696)                       26,573               (2,733)           669,188
    Mid Cap Growth Portfolio                                    2,262,503                127,019           727,327                   -           (61,216)            (197,179)           (159,212)              (187,851)                      121,869              248,888          2,511,391
    Science and Technology Portfolio                            4,619,740                 (1,867)          712,561                   -          (199,600)            (183,249)           (140,983)              (298,930)                     (110,201)            (112,068)         4,507,672
    Small Cap Growth Portfolio                                  3,417,705                (81,750)          850,131                   -          (243,595)             (21,862)            (67,226)            (1,503,711)                     (986,263)          (1,068,013)         2,349,692
    Small Cap Core Portfolio                                    6,000,932              1,635,008         1,409,743                   -          (352,036)            (358,722)           (273,845)               333,325                       758,465            2,393,473          8,394,405
Lazard Retirement Series, Inc.
    International Equity Portfolio                                449,276                (27,348)           60,880                   -            (3,753)              (1,536)             (2,978)                23,532                        76,145               48,797            498,073
    Global Dynamic Multi Asset Portfolio                        1,566,486                 40,098           410,880                   -           (36,931)                (597)            (54,178)              (119,183)                      199,991              240,089          1,806,575
Legg Mason Partners Variable Equity Trust
    Western Asset Variable Global High Yield Bond Portfolio       310,926                 37,144            99,365                   -           (63,960)             (61,255)            (11,667)                 4,151                       (33,366)               3,778            314,704
    ClearBridge Variable Mid Cap Portfolio                      1,478,949                120,160           828,863                   -           (25,213)             (69,759)            (33,903)               602,803                     1,302,791            1,422,951          2,901,900
    ClearBridge Variable Dividend Strategy Portfolio            1,874,380                390,282         2,685,106                   -           (52,605)            (155,308)           (105,389)               604,902                     2,976,706            3,366,988          5,241,368
    ClearBridge Variable Small Cap Growth Portfolio               994,587                 67,580           171,868                   -           (87,201)              (5,554)            (31,596)               112,177                       159,694              227,274          1,221,861
    ClearBridge Variable Aggressive Growth Portfolio               86,893                 19,665           298,168                   -            (4,194)                   -             (13,468)               170,339                       450,845              470,510            557,403
    Western Asset Variable Core Bond Plus Portfolio             6,125,766                 60,800        11,541,570                   -          (315,899)             (78,086)           (430,863)             2,130,511                    12,847,233           12,908,033         19,033,799
QS Legg Mason Partners Variable Income Trust
    Dynamic Multi Strategy Portfolio                              518,540                 (8,178)           14,620                   -            (8,646)              (6,155)            (13,533)               (18,084)                      (31,798)             (39,976)           478,564
Pioneer Variable Contracts Trust
    Fund Portfolio                                                369,521                 48,878            79,628                   -           (32,868)                   -             (13,129)                (2,053)                       31,578               80,456            449,977
    Bond Portfolio                                             25,163,445                630,621         6,450,420                   -        (1,018,116)          (1,067,382)         (1,188,024)               176,667                     3,353,565            3,984,186         29,147,631
    Strategic Income Portfolio                                  8,190,076                473,733         1,604,054                   -          (347,058)            (458,537)           (462,456)               306,715                       642,718            1,116,451          9,306,527
    Equity Income Portfolio                                     2,463,478                599,049         1,178,330                   -           (86,923)            (102,030)            (60,375)               399,283                     1,328,285            1,927,334          4,390,812
    High Yield Portfolio                                        1,209,090                247,417           131,363                   -          (636,658)             (42,386)            (70,605)               634,007                        15,721              263,138          1,472,228
Prudential Series Funds
    Jennison 20/20 Focus Portfolio                                329,648                  1,905           104,661                   -                 -                    -             (20,216)                 8,477                        92,922               94,827            424,475
    Natural Resources Portfolio                                   399,943                 99,656           166,273                   -           (62,853)              (7,583)            (17,344)               196,394                       274,887              374,543            774,486
    SP Prudential US Emerging Growth Portfolio                    446,008                 11,590            30,723                   -            (4,937)              (4,681)             (6,911)               (87,374)                      (73,180)             (61,590)           384,418
Royce Capital Fund
    Micro-Cap Portfolio                                           417,664                 69,955            46,855                   -           (40,283)             (25,498)             (4,212)                15,063                        (8,075)              61,880            479,544
    Small Cap Portfolio                                         7,405,466              1,553,599         1,628,840                   -          (378,436)            (284,021)           (274,029)               (36,980)                      655,374            2,208,973          9,614,439
Alps
    Alerian Energy Infrastructure Portfolio                       824,630                450,781           322,565                   -              (308)              (6,007)            (19,447)               170,159                       466,962              917,743          1,742,373
    Red Rocks Listed Private Equity Portfolio                     160,817                 18,793           112,322                   -                 -                    -              (7,464)                17,132                       121,990              140,783            301,600

        The accompanying notes are an integral part of these financial statements
                                           36

                         Midland National Life Insurance Company
                                    Separate Account C
                            Statement of Changes in Net Assets
                               Year Ended December 31, 2016
------------------------------------------------------------------------------------------

                                                                      Net Increase                                                                                                                                 Net Increase (Decrease)       Total Increase        Net Assets
                                                  Net Assets        (Decrease) in Net                                                                                     Transfers        Interfund and Net          in Net Assets from          (Decrease) in          End of
                                                   Beginning        Assets Resulting           Net            Transfers of       Transfers of       Transfers of          of Other        Transfers (to) from     Capital Share Transactions       Net Assets             Year
                                                  of Year (a)      from Operations (b)     Premiums (c)     Policy Loans (d)    Surrenders (e)    Death Benefits (f)  Terminations (g)    General Account (h)         (i)=(c+d+e+f+g+h)             (j)=(b+i)          (k)=(a+j)
                                                 ---------------   --------------------   ---------------   -----------------   ---------------   ------------------  ------------------  ---------------------   ---------------------------   ------------------  -----------------
American Funds IS
    Asset Allocation Fund                             8,178,458              1,036,618         9,644,703                   -          (186,039)            (583,770)           (310,356)             1,383,332                     9,947,870           10,984,488         19,162,946
    Blue Chip Income and Growth Fund                  5,684,566              1,415,929         5,368,075                   -          (141,799)            (370,464)           (222,532)             2,297,088                     6,930,368            8,346,297         14,030,863
    Ultra-Short Bond Fund                            15,798,803               (224,602)       12,831,860                   -        (2,501,645)             (59,000)         (1,336,892)           (11,682,112)                   (2,747,789)          (2,972,391)        12,826,412
    Capital Income Builder Fund                       4,765,182                173,354         3,282,607                   -           (49,373)            (505,469)           (123,397)               313,463                     2,917,831            3,091,185          7,856,367
    Global Growth Fund                                2,287,088                  2,319           746,848                   -           (96,864)            (141,116)            (57,329)               (11,804)                      439,735              442,054          2,729,142
    Global Growth and Income Fund                     2,426,026                209,006         1,403,819                   -           (53,778)             (32,621)            (60,114)               249,398                     1,506,704            1,715,710          4,141,736
    Global Small Capitalization Fund                  2,186,411                (56,126)          249,284                   -          (190,887)             (45,882)            (25,501)              (762,162)                     (775,148)            (831,274)         1,355,137
    Growth Fund                                       4,357,889                474,341         2,863,824                   -          (181,237)            (283,153)           (114,419)               (91,984)                    2,193,031            2,667,372          7,025,261
    Growth-Income Fund                                4,790,060                767,943         4,478,113                   -          (150,749)            (180,392)           (209,815)               736,258                     4,673,415            5,441,358         10,231,418
    International Fund                                1,555,816                 35,725           653,714                   -            (4,434)             (27,080)            (81,793)                11,333                       551,740              587,465          2,143,281
    International Growth and Income Fund              1,247,857                 (1,874)          608,305                   -           (26,826)            (123,017)            (16,862)               220,232                       661,832              659,958          1,907,815
    New World Fund                                    8,809,643                403,384         3,604,944                   -          (482,851)            (453,920)           (331,736)               377,854                     2,714,291            3,117,675         11,927,318
    U.S. Government/AAA-Rated Securities Fund         5,281,120                (54,180)        1,615,334                   -          (172,703)            (171,109)           (381,353)             1,613,523                     2,503,692            2,449,512          7,730,632
Oppenheimer VA Service  Class
    Total Return Bond Fund                            1,272,341                 14,762         1,025,952                   -           (68,022)            (150,983)           (151,974)               (58,808)                      596,165              610,927          1,883,268
    Discovery Mid Cap Growth Fund                       955,449                  9,233           253,961                   -          (124,050)             (54,523)            (17,626)              (257,382)                     (199,620)            (190,387)           765,062
    Global Multi-Alternatives Fund                      168,791                  4,192            20,672                   -                 -              (24,469)            (14,630)                90,291                        71,864               76,056            244,847
    Global Fund                                       1,003,116                 (7,365)          138,837                   -            (9,508)             (10,153)            (45,547)               (62,605)                       11,024                3,659          1,006,775
    International Growth Fund                         1,189,022                (42,470)          245,431                   -           (72,736)            (219,426)            (24,554)                79,388                         8,103              (34,367)         1,154,655
    Main Street Fund                                    871,289                156,179           825,310                   -           (61,890)                   -             (18,928)               231,751                       976,243            1,132,422          2,003,711
    Main Street Small Cap Fund                        1,398,862                321,919           638,107                   -           (21,698)             (60,575)            (39,219)               140,869                       657,484              979,403          2,378,265
Transparent Value VI
    Directional Allocation Portfolio                    162,873                 (1,370)              242                   -                 -               (4,426)               (873)              (156,446)                     (161,503)            (162,873)                 -
T. Rowe Price
    Blue Chip Growth Portfolio                        2,001,222                 94,719         3,000,168                   -          (107,261)             (25,451)            (96,953)               588,632                     3,359,135            3,453,854          5,455,076
    Health Sciences Portfolio                         1,751,317               (241,938)        1,416,389                   -           (39,205)            (182,801)            (62,007)               407,170                     1,539,546            1,297,608          3,048,925

        The accompanying notes are an integral part of these financial statements
                                           37

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
------------------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company Act of
        1940 as amended, is a segregated investment account of Midland National Life
        Insurance Company (the "Company") in accordance with the provisions of the
        Iowa Insurance laws.  The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the
        Company.  The Separate Account consists of nine insurance products, each with different characteristics and product features which result in varying charges.
        The Separate Account is used to fund variable annuity contracts of the
        Company.  Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity Variable
        Insurance Products ("VIPF"), American Century Variable Portfolios, Inc.
        ("ACVP"), MFS Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc.
        ("LAC"), Alger Fund ("FAM"), Calvert Variable Series, Inc. ("CAM"), Invesco
        Variable Insurance Funds ("INV"), J.P. Morgan Series Trust II ("JP"), Rydex
        Variable Trust ("RYDEX"), Guggenheim Variable Trust ("GVT"),  ProFunds VP
        ("PF"), Van Eck Worldwide Insurance Trust ("Van Eck"), Janus Henderson Series
        ("JANUS"), PIMCO Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable
        Insurance Trust ("Goldman"), Neuberger Berman Advisors Management Trust
        ("Neuberger"), the Dreyfus Variable Investment Fund ("Dreyfus"), the Direxion
        Insurance Trust ("Direxion"), the Invesco Van Kampen Variable Insurance Funds
        ("IVKVI"), the Morgan Stanley Variable Institutional Funds ("MSVIF"), the
        Northern Lights Variable Trust ("NLVT"), the AB Variable Products Series
        ("ABVPS"), the BlackRock Variable Series Fund, Inc. ("BRVS"), the Columbia
        Variable Portfolio ("CVP"), the Deutsche Variable Insurance Portfolios ("DEUT
        VIP"), the Eaton Vance Variable Trust ("EVVT"), the First Investors Life Series
        ("FILS"), the Franklin Templeton Variable Insurance Products Trust ("FTVIP"), the
        Ivy Funds Variable Insurance Portfolios ("IVY VIP"), the Lazard Retirement
        Series, Inc. ("LRS"), the Legg Mason Partners Variable Equity Trust ("LMVET"),
        the QS Legg Mason Partners Variable Income Trust ("LMVIT"), the Pioneer
        Variable Contracts Trust ("PIONEER VCT"), the Prudential Series Funds
        ("PRUDENTIAL"), the Royce Capital Fund ("ROYCE"), the Guggenheim Variable
        Insurance Funds ("GVIF"), the Rydex Variable Insurance Funds ("RYDEX VIF"),
        the Alps Fund ("ALPS"), the American Funds IS ("AFIS"), the Oppenheimer Fund
        ("OPP"), the Transparent Value Fund ("TVF"), and the T. Rowe Price ("T.
        ROWE"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.  All of these portfolios have been in existence for more than two years.

        Effective January 31, 2013, the ABVPS Small Cap Growth Portfolio was
        liquidated.  The plan of liquidation and dissolution was approved by the Board of
        Trustees of Alliance Bernstein.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge

        Effective April 29, 2013, several funds had name changes.  The LMVET CB
        Variable Income Builder Portfolio was renamed the LMVET ClearBridge Variable
        Equity Income Builder Portfolio, the LMVET CB Variable Small Cap Growth
        Portfolio was renamed the LMVET ClearBridge Variable Small Cap Growth
        Portfolio, and the LMVET CB Variable Mid Cap Core Portfolio was renamed the
        LMVET ClearBridge Variable Mid Cap Core Portfolio.

        Effective May 1, 2013 the DWS VIP Dreman Small Mid Cap Value Portfolio was
        renamed the DWS VIP Small Mid Cap Value Portfolio, the JANUS Worldwide
        Portfolio was renamed the JANUS Global Research Portfolio, and the VEVIP
        Global Bond Fund was renamed the VEVIP Unconstrained Emerging Markets
        Bond Fund.

        The CVP Contrarian Core 2 Portfolio, CVP Dividend Opportunity 2 Portfolio, CVP
        Emerging Markets Bond 2 Portfolio, CVP High Yield Bond 2 Portfolio, FILS Total
        Return Portfolio, FILS International Portfolio, JANUS Enterprise Services
        Portfolio, and IVY VIP High Income Portfolio were introduced effective August 1,
        2013.

        Effective August 1, 2013, the GVT DWA Sector Rotation Fund and the FTVIP
        Mutual International Securities Fund were liquidated.  The plans of liquidation and dissolution were approved by the Board of Trustees of Guggenheim Variable
        Trust and Franklin Templeton Variable Insurance Products Trust.  All
        policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge

        Effective October 31, 2013 the GVT US Long Short Momentum Fund was
        renamed the GVT Long Short Equity Fund.

        Effective January 24, 2014, several RYDEX funds had reverse share splits as shown in the following table.

                                                                         Split Ratio
                               Fund                                  (New to Old Shares)
RYDEX Government Long bond 1.2x Strategy Fund                                1:3
RYDEX Inverse Dow 2x Strategy Fund                                           1:10
RYDEX Inverse Government Long Bond Strategy Fund                             1:5
RYDEX Inverse NASDAQ-100 Strategy Fund                                       1:5

        Effective April 30, 2014 the CAM SRI Equity Portfolio was merged with the CAM
        S&P 500 Index Portfolio and the INV Utilities Fund was renamed the INV
        Managed Volatility Fund.

        Effective May 1, 2014 several funds had name changes.  The LRS Multi-Asset
        Target Volatility Portfolio was renamed the LRS Global Dynamic Multi Asset
        Portfolio, the FTVIP Rising Dividends Securities Fund was renamed the FTVIP
        Rising Dividends Fund, the FTVIP Income Securities Fund was renamed the
        FTVIP Income Fund, the FTVIP Mutual Shares Securities Fund was renamed the
        FTVIP Mutual Shares Fund, the FTVIP Mutual Global Discovery Securities Fund
        was renamed the FTVIP Mutual Global Discovery Fund, the FTVIP Developing
        Markets Securities Fund was renamed the FTVIP Developing Markets Fund, the
        FTVIP Foreign Securities Fund was renamed the FTVIP Foreign Fund, the
        FTVIP Global Bond Securities Fund was renamed the FTVIP Global Bond Fund, and the PIMCO Global Multi-Asset Portfolio was renamed the PIMCO Global
        Multi-Asset Managed Allocation Portfolio.

        Effective May 1, 2014 several funds had vendor name changes.  The GVT
        Global Managed Futures Strategy Fund was renamed the GVIF Global Managed
        Futures Strategy Fund, the GVT Multi-Hedge Strategies Fund was renamed the
        GVIF Multi-Hedge Strategies Fund, the GVT Small Cap Value Fund was
        renamed the GVIF Small Cap Value Fund, the GVT Long Short Equity Fund was
        renamed the GVIF Long Short Equity Fund, the RYDEX Biotechnology Fund was
        renamed the RYDEX VIF Biotechnology Fund, the RYDEX S&P 500 Pure
        Growth Fund was renamed the RYDEX VIF S&P 500 Pure Growth Fund, and the
        RYDEX S&P MidCap 400 Pure Growth Fund was renamed the RYDEX VIF S&P
        MidCap 400 Pure Growth Fund.

        Effective May 1, 2014 the CAM S&P 500 Index Portfolio was closed to new investors.  Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective June 30, 2014 the Legg Mason Partners Variable Income Trust was
        renamed the QS Legg Mason Partners Variable Income Trust.

        The ALPS Alerian Energy Infrastructure Portfolio, AFIS Asset Allocation Fund,
        AFIS Blue Chip Income and Growth Fund, AFIS Cash Management Fund, AFIS
        Capital Income Builder Fund, AFIS Global Growth Fund, AFIS Global Growth
        and Income Fund, AFIS Global Small Capitalization Fund, AFIS Growth Fund,
        AFIS Growth-Income Fund, AFIS International Fund, AFIS International Growth
        and Income Fund, AFIS New World Fund, AFIS U.S. Government/AAA-Rated
        Securities Fund, BRVS iShares Alternative Strategies Fund, BRVS iShares
        Dynamic Allocation Fund, BRVS iShares Dynamic Fixed Income Fund, BRVS
        iShares Equity Appreciation Fund, FILS Opportunity Fund, OPP Core Bond
        Fund, OPP Discovery Mid Cap Growth Fund, OPP Diversified Alternatives Fund,
        OPP Global Fund, OPP International Growth Fund, OPP Main Street Fund, OPP
        Main Street Small Cap Fund, and TVF Directional Allocation Portfolio were introduced effective August 1, 2014.

        Effective August 1, 2014 the VIPF Money Market Portfolio Service Class 2 and
        the PRUDENTIAL Jennison 20/20 Focus Portfolio were closed to new investors.
        Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective August 11, 2014 the DWS Variable Insurance Portfolio was renamed the Deutsche Variable Insurance Portfolios and the MFS New Discovery Portfolio
        was merged with the MFS New Discovery Series Portfolio and the MFS Utilities
        Portfolio was merged with the MFS Utilities Series Portfolio.

        Effective October 20, 2014, several PF funds had reverse share splits as shown in the following table.

                                                                         Split Ratio
                               Fund                                  (New to Old Shares)
PF Short Dow 30 Portfolio                                                    1:6
PF Short NASDAQ-100 Portfolio                                                1:5
PF Short Small-Cap Portfolio                                                 1:5
PF Ultrashort Dow 30 Portfolio                                               1:12
PF Ultrashort NASDAQ-100 Portfolio                                           1:14

        Effective January 1, 2015 the IVY VIP International Growth Portfolio was
        renamed the IVY VIP Global Growth Portfolio.

        Effective April 30, 2015 the OPP Diversified Alternatives Fund was renamed the
        OPP Global Multi-Alternatives Fund and the MFS Bond Portfolio was renamed the MFS Corporate Bond Portfolio.

        Effective May 1, 2015 the LMVET ClearBridge Variable Equity Income Builder
        Portfolio was renamed the LMVET ClearBridge Variable Dividend Strategy
        Portfolio and the Goldman Structured Small Cap Equity Fund was renamed the
        Goldman Small Cap Equity Insights Fund.

        The ALPS Red Rocks Listed Private Equity Portfolio, LMVET ClearBridge
        Variable Aggressive Growth Portfolio, LMVET Western Asset Variable Core
        Bond Plus Portfolio, EVVT Bond Initial Portfolio, JANUS Global Unconstrained
        Bond Portfolio, LAC Short Duration Income Portfolio, MFS Blended Research
        Core Equity Portfolio, PIMCO Foreign Bond (USD-Hedged) Adv Portfolio,
        PIMCO Unconstrained Bond Adv Portfolio, T. ROWE Blue Chip Growth Portfolio, and
        T. ROWE Health Sciences Portfolio were introduced effective August 1, 2015.

        Effective August 1, 2015 the BRVS Large Cap Core Fund, BRVS Capital
        Appreciation Fund, DEUT VIP Large Cap Value Portfolio, and the PIMCO Global
        (Unhedged) Bond Portfolio were closed to new investors.  Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective August 7, 2015, the PIMCO Commodity Real Return Strategy Portfolio
        had a reverse share split as shown in the following table.

                                                                         Split Ratio
                               Fund                                  (New to Old Shares)
PIMCO Commodity Real Return Strategy Portfolio                               1:2

        Effective October 30, 2015 the Direxion HY Bond Fund was liquidated.  The plans of liquidation and dissolution were approved by the Board of Trustees of
        Direxion Insurance Trust.  All policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge.  Any funds not transferred when the fund was closed were transferred to the Profunds Money Market Portfolio.

        Effective November 6, 2015 the Neuberger Small Cap Growth Portfolio was
        merged with the Neuberger Mid Cap Growth Portfolio.

        Effective December 1, 2015 the VIPF Money Market Portfolio was renamed the
        VIPF Government Money Market Portfolio.

        Effective April 29, 2016, the LMVET ClearBridge Variable Mid Cap Core Portfolio
        will be renamed the LMVET ClearBridge Variable Mid Cap Portfolio.

        Effective May 1, 2016, several funds had name changes.  The PF Money Market
        Portfolio was renamed the PF Government Money Market Portfolio, the Van Eck
        Emerging Markets Fund was renamed the VanEck Emerging Markets Fund, the
        Van Eck Unconstrained Emerging Markets Bond Fund was renamed the VanEck
        Unconstrained Emerging Markets Bond Fund, the Van Eck Global Hard Assets
        Fund was renamed the VanEck Global Hard Assets Fund, and the AFIS Cash
        Management Fund was renamed the AFIS Ultra-Short Bond Fund.

        Effective May 1, 2016, the TVF Directional Allocation Portfolio was closed to new investors and on June 6, 2016 the portfolio was liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of
        Transparent Value.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Any funds not transferred when the fund closed were moved to the American Fund IS Cash Management Fund.

        Effective June 28, 2016, the EVVT Bond Initial Portfolio was liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of
        Eaton Vance Variable Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Any funds not transferred when the fund closed were moved the American Funds IS UltraShort Fund.

        Effective September 23, 2016, the CAM SRI Large Cap Core Portfolio merged with the CAM S&P 500 Index Portfolio.

        Effective September 30, 2016, the Ivy Funds Variable Insurance Portfolios ("IVY
        VIP") was renamed the Ivy Variable Insurance Portfolios ("IVY VIP").

        Effective November 30, 2016, the RYDEX Nova Fund had a share split as shown in the following table.

                                                                         Split Ratio
                               Fund                                  (New to Old Shares)
RYDEX Nova Fund                                                              2:1

        Effective November 30, 2016, several RYDEX funds had reverse share splits as shown in the following table.

                                                                         Split Ratio
                               Fund                                  (New to Old Shares)
RYDEX Inverse Dow 2x Strategy Fund                                           1:3
RYDEX Inverse Government Long Bond Strategy Fund                             1:3
RYDEX Inverse NASDAQ-100 Strategy Fund                                       1:4
RYDEX Inverse S&P 500 Strategy Fund                                          1:6

        Effective December 2, 2016, several PF funds had reverse share splits as shown in the following table.

                                                                         Split Ratio
                               Fund                                  (New to Old Shares)
PF Japan Portfolio                                                           1:4
PF Telecommunications Portfolio                                              1:4
PF Bear Portfolio                                                            1:5
PF Short Mid-Cap Portfolio                                                   1:8
PF Rising Rates Opportunity Portfolio                                        1:10

        Effective December 31, 2016, Eaton Vance Corporation acquired the assets of
        Calvert Investment Management, Inc.  The announcement of acquisition was done on October 21, 2016.

        Effective January 13, 2017, the EVVT Large Cap Value Portfolio was closed to new investors and on April 28, 2017 the portfolio was liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of Eaton
        Vance Variable Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Any funds remaining at 4/28/2017 were transferred to the
        American Funds IS UltraShort Fund.

        Effective February 7, 2017, the NLVT Adaptive Allocation Portfolio was
        liquidated.  The plan of liquidation and dissolution was approved by the Board of
        Trustees of Northern Lights Variable Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Any funds remaining at 2/28/2017 were transferred to the Profunds Government Money Market.

        Effective March 3, 2017, the IVY VIP Small Cap Value Portfolio was renamed the
        IVY VIP Small Cap Core Portfolio.

        Effective April 28, 2017, the JANUS Janus Portfolio was renamed the JANUS
        Research Portfolio, the OPP Core Bond Fund was renamed the OPP Total
        Return Bond Fund, and the IVY VIP Global Natural Resources Portfolio was
        renamed the IVY VIP Natural Resources Portfolio.

        Effective May 1, 2017, the DEUT VIP Large Cap Value Portfolio was renamed the DEUT VIP CROCI US Portfolio, the Dreyfus Socially Responsible Growth
        Portfolio was renamed the Dreyfus Sustainable U.S. Equity Portfolio, and the
        Morgan Stanley Universal Institutional Funds ("MSUIF") was renamed the
        Morgan Stanley Variable Institutional Funds ("MSVIF").

        Effective June 2, 2017, the Janus Aspen Series Portfolios ("JANUS") was
        renamed the Janus Henderson Portfolios ("JANUS") and the JANUS Global
        Unconstrained Bond Portfolio was renamed he JANUS GI Unconstrained Bond
        Portfolio and the JANUS Perkins Mid Cap Value Portfolio was renamed the
        JANUS Mid Cap Value Portfolio.

        Effective June 12, 2017, the BRVS Large Cap Core Fund was renamed the
        BRVS Advantage Large Cap Core Fund and the BRVS Large Cap Growth Fund
        was renamed the BRVS Large Cap Focus Growth Fund.

        The LMVET Clearbridge Variable Large Cap Growth Portfolio, the CVP Select
        Large-Cap Value Portfolio, the CVP Seligman Global Tech Portfolio, the CVP US
        Government Mortgage Portfolio, the FILS Covered Call Strategy Portfolio, the
        PIMCO Income Advisor Portfolio, and the NLVT Power Dividend Index Fund
        were introduced effective August 1, 2017.

        Effective August 1, 2017, the DEUT VIP Global Small Cap Portfolio, the VIPF
        Overseas Portfolio, the IVY VIP Asset Strategy Portfolio, the IVY VIP Dividend
        Opportunities Portfolio, the IVY VIP Global Growth Portfolio, the JANUS
        Research Portfolio, the JANUS Overseas Portfolio, the PIONEER VCT Fund
        Portfolio, the PIONEER VCT High Yield Portfolio, the NLVT Power Income Fund,
        the LMVIT Dynamic Multi-Strategy Portfolio, and the ROYCE Micro-Cap Portfolio
        were closed to new investors.  All policyowners were be given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 11, 2017, two PF funds had reverse share splits as shown in the following table.

                                                                         Split Ratio
                               Fund                                  (New to Old Shares)
PF Short Emerging Markets Portfolio                                          1:5
PF UltraShort NASDAQ-100 Portfolio                                           1:8

        Fair Value
        Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account.  Investment transactions are recorded on the trade date (the date the order to buy or sell is executed).  Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value.  Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument.  Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds.  As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets.  Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes.  Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.  The Company does not hold any Level 2 securities in the Separate Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument.  These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments.  The Company does not hold any Level 3 securities in the Separate
        Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        At December 31, 2017, the Company's investments were classified as follows:

                                                 Quoted prices          Significant
                                                   in active               other            Significant
                                                  markets for           observable          unobservable
                                                identical assets          inputs               inputs
Assets                                             (Level 1)             (Level 2)           (Level 3)              Total
Mutual Funds                                    $ 1,354,060,755                  $ -                $ -        $1,354,060,755

        It is the Company's policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels for the year ended
        December 31, 2017.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments.  Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        The Separate Account had no liabilities or changes in liabilities as of and for the year ended December 31, 2017.

        The contracts do not provide for a variable payout option; therefore all assets in the Separate Account are in the accumulation phase.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company.  Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account.  No charge is currently being made against the Separate
        Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves.  However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed.  Charges for state and local taxes, if any, attributable to the Separate
        Account may also be made.

        New and Adopted Accounting Pronouncements
        In August 2014, the FASB issued Presentation of Financial Statements - Going
        Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern or ASU 2014-15.  This guidance required an entity's management to evaluate whether there were conditions or events that, considered in the aggregate, raised substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements were issued.  It also required disclosures under certain circumstances.  The guidance was effective for annual periods ending after
        December 15, 2016, and for annual periods and interim periods thereafter.  Early application was permitted.  Implementation of the ASU did not affect the Variable
        Account's financial position or results of operations.  The Variable Account adopted the standard on December 31, 2016

        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

        Related Party Transactions
        The Guggenheim Variable Insurance Funds and the Rydex Variable Trust Funds
        are managed by indirect affiliates of the Company.  The sponsor company,
        Midland National Life Insurance Company, pays fees to an affiliate of
        Guggenheim for providing administrative services on certain variable annuity products.

        Subsequent Events
        Effective March 29, 2018 the BRVS iShares Equity Appreciation Fund and the
        BRVS iShares Dynamic Fixed Income Fund will be liquidated.  Any funds remaining at 3/29/2018 will be transferred to the American Funds IS Ultra-Short
        Bond fund.

        Effective April 30, 2018 the IVY VIP Dividend Opportunities Portfolio will be renamed the IVY VIP Global Equity Income Portfolio and the INV Global Health
        Care Fund will be renamed the INV Health Care Fund.

        Effective May 1, 2018 the IVY VIP Balanced Portfolio, the PRUDENTIAL Natural
        Resources Portfolio, and the PRUDENTIAL SP Prudential US Emerging Growth
        Portfolio will be closed to new investors.

        Effective May 1, 2018 the Separate Account will be offering a new portfolio of funds, provided by John Hancock Variable Insurance Trust ("JHVIT").  The funds available under this portfolio include the JHVIT Financial Industries Portfolio, the JHVIT Fundamental All Cap Core Portfolio, the JHVIT Select Bond Portfolio,
        and the JHVIT Strategic Income Opportunities Portfolio.  In addition, the CAM
        Balanced Portfolio will be introduced effective May 1, 2018.

        The BRVS Total Return Portfolio and the BRVS S&P 500 Portfolio will be introduced effective June 18, 2018.

2.        Expenses

        The Company is compensated for certain expenses as described below.  The rates of each applicable charge are described in the Separate Account's prospectus.

o       A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

o       A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

o       A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

        The rates of each applicable charge depending on the product are summarized below.

                                          Product              M&E Charge         Admin Fee         Maintenance Fee
Midland National Advantage Variable Annuity*                     0.95%              0.00%                $ 30.00
Midland National Advantage II*                                   1.40%              0.00%                $ 30.00
Midland National Advantage III*                                  1.35%              0.00%                $ 30.00
Midland National MNL Advisor*                                    1.55%              0.00%                $ 30.00
Midland National Variable Annuity*                               1.25%              0.15%                $ 33.00
Midland National Variable Annuity II*                            1.25%              0.15%                $ 35.00
Midland National Vector Variable Annuity*                    0.85% to 1.10%         0.45%                $ 30.00
Midland National Vector II Variable Annuity*                 1.20% to 1.45%         0.45%                $ 30.00
Sammons Retirement Solutions LiveWell Variable Annuity           1.00%          0.15% to 0.35%           $ 40.00

*New contracts are no longer being issued for this product

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2017 and 2016 were as follows:

                                                                         2017                                 2016
                                                          -----------------------------------  -----------------------------------
Portfolio                                                    Purchases           Sales            Purchases            Sales

Fidelity Variable Insurance Products
    Government Money Market Portfolio                         $ 10,380,774       $ 3,155,886       $ 34,992,429      $ 58,566,770
    High Income Portfolio                                        3,091,294        16,617,551         42,292,858        29,431,706
    Equity-Income Portfolio                                        746,886         2,363,007          1,671,367         1,766,460
    Growth Portfolio                                             3,132,784         3,427,653          1,321,637         2,191,964
    Overseas Portfolio                                           1,412,354         2,471,370          1,219,564         3,159,565
    Mid Cap Portfolio                                            3,914,749         2,995,122          2,280,533         2,300,867
    Asset Manager Portfolio                                        202,091           196,379            100,282           236,936
    Investment Grade Bond Portfolio                                342,396         1,026,134          2,144,729         3,309,896
    Index 500 Portfolio                                          1,830,417         4,058,210          1,513,592         4,413,762
    Contrafund Portfolio                                         6,673,264         3,862,249          4,475,151         4,458,106
    Asset Manager: Growth Portfolio                                158,040            92,950             86,416           191,214
    Balanced Portfolio                                             512,396         1,291,607            552,787           581,935
    Growth & Income Portfolio                                      277,269           454,744            248,911           338,849
    Growth Opportunities Portfolio                                 619,987           568,521            154,460           749,506
    Value Strategies Portfolio                                   2,403,039         1,097,245          1,049,034           638,148
    Strategic Income Portfolio                                   3,194,994         1,011,277          1,844,399           694,529
    Emerging Markets Portfolio                                   1,916,390           474,453            592,180           135,579
    Real Estate Portfolio                                        3,182,945         2,234,107          1,968,527         2,437,966
    Funds Manager 50% Portfolio                                  1,221,263         1,273,655            650,077           280,592
    Funds Manager 70% Portfolio                                    288,245           110,776            404,889            99,831
    Funds Manager 85% Portfolio                                    495,229           200,108            193,784            73,669
    Government Money Market Portfolio Service Class 2              199,241           525,208            122,631           956,652
American Century Variable
 Portfolios, Inc.
    Balanced Fund                                                  129,160           696,725            553,337         1,129,856
    Capital Appreciation Fund                                      464,118           205,250            304,394           728,395
    International Fund                                             717,794           847,586            978,424         1,825,382
    Value Fund                                                  11,849,788         6,029,537         10,041,690         4,320,853
    Income & Growth Fund                                         1,306,600         1,167,191          3,352,934         2,931,570
    Inflation Protection Fund                                    1,210,891         1,797,994          1,380,584         2,738,306
    Large Company Value Fund                                       313,584           731,592          1,460,749         1,347,930
    Mid Cap Value Fund                                           6,128,179         3,984,608          9,671,981         4,130,138
    Ultra Fund                                                   2,237,082           782,122          2,087,139         2,312,609
MFS Variable Insurance Trust
    Research Series                                                 52,346           108,375            138,044           177,924
    Growth Series                                                  904,510           819,560          1,511,232         2,405,055
    Investors Trust Series                                          57,023            51,100             33,755            52,417
    New Discovery Series                                         1,060,977           824,051          1,736,377         2,135,083
    Corporate Bond Portfolio                                     1,476,767           349,641          2,435,208         1,236,132
    Emerging Markets Equity Portfolio                            1,457,600           521,283            357,587           347,572
    Technology Portfolio                                         1,166,723         1,210,276          1,107,558         1,083,183
    Global Tactical Allocation Portfolio                         1,382,689           905,367            412,309           342,239
    International Value Portfolio                                3,852,464           877,031          2,185,536           736,534
    Utilities Series Portfolio                                   3,146,060         2,286,863          1,636,040         1,066,531
    Blended Research Core Equity Portfolio                       1,386,261           111,966            250,927            17,268
Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio                                      463,149           450,828            163,291           361,081
    Mid-Cap Stock Portfolio                                        455,833           912,459            458,128           726,486
    International Opportunities Portfolio                        2,374,186         3,345,986            670,783         2,614,218
    Bond-Debenture Portfolio                                     7,078,384         1,334,480          4,165,446         1,404,458
    Fundamental Equity Portfolio                                   331,722           290,182            197,953           172,362
    Developing Growth Portfolio                                    377,458           384,565            834,320         1,388,927
    Short Duration Income Portfolio                              8,761,596         4,067,397          7,529,746         2,453,195
Alger Fund
    LargeCap Growth Portfolio                                    1,410,473         2,243,806            565,783         1,752,450
    MidCap Growth Portfolio                                        667,278         1,632,745            373,372         1,042,051
    Capital Appreciation Portfolio                                 981,316         1,236,189            304,917         1,240,878
    SmallCap Growth Portfolio                                        1,851           113,554            141,046           200,466
    Capital Appreciation Portfolio Class S                       7,000,441         4,667,079          4,861,569         2,579,472
Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio                                       562,468           668,014          1,898,344         2,773,390
    S&P 500 Index Portfolio                                        636,957           720,652            344,293           241,574
Invesco Variable Insurance Funds
    Technology Fund                                                369,229            80,185            245,708           456,691
    Managed Volatility Fund                                         82,481           489,430            181,857           257,144
    Diversified Dividend Fund                                      223,434           415,291          1,113,611           836,625
    Global Health Care Fund                                        262,322           399,214            563,928         1,196,466
    Global Real Estate Fund                                         20,980            30,598            791,783           934,219
    International Growth Fund                                      240,805           216,699            397,930           405,792
    Mid Cap Core Equity Fund                                       463,898           553,906            655,587           435,313
J.P. Morgan Series Trust II
    Core Bond Portfolio                                            661,196         1,134,137          3,469,206         3,850,618
    Small Cap Core Portfolio                                       197,621           818,434            506,737         1,177,456
Rydex Variable Trust
    Nova Fund                                                      108,058           226,246            490,652           274,407
    NASDAQ-100 Fund                                                408,484           157,060          1,625,379         2,123,388
    U.S. Government Money Market Fund                              399,048            47,058            947,183         1,269,032
    Inverse S&P 500 Strategy Fund                                   22,713            80,902            100,442           124,024
    Inverse NASDAQ-100 Strategy Fund                                50,530            70,653             50,079           201,629
    Inverse Government Long Bond Strategy Fund                       2,801            18,848             68,255            96,858
    Government Long Bond 1.2x Strategy                              31,533           128,153         16,582,062        17,163,753
    NASDAQ-100 2x Strategy Fund                                          -                 -                  -             6,486
    Inverse Dow 2x Strategy Fund                                         -                 -                  -               367
Rydex Variable Insurance Fund
    Biotechnology Fund                                           1,558,614         1,785,185            926,146         3,257,648
    S&P 500 Pure Growth Fund                                     1,547,752           606,956            874,409         2,258,751
    S&P MidCap 400 Pure Growth Fund                                547,085           318,680            272,659           901,491
Guggenheim Variable Insurance Fund
    Long Short Equity Fund                                         357,494           334,752            212,029           332,338
    Multi-Hedge Strategies Fund                                    258,599           858,846            934,557           588,875
    Global Managed Futures Strategy Fund                            74,767           158,854            224,810           345,763
    Small Cap Value Fund                                           937,561         1,506,262          1,386,623           587,058
ProFunds VP
    Access VP High Yield Fund                                    1,062,287         1,213,055            584,472           517,606
    Asia 30                                                         78,645            62,023             89,563           140,513
    Banks                                                          122,912           160,177            242,968           275,197
    Basic Materials                                              2,071,576         2,101,109            499,798           515,902
    Bear                                                           395,623           405,023          2,605,023         2,595,503
    Biotechnology                                                1,652,249         1,782,377            364,241           956,368
    Bull                                                         1,427,618         1,307,488          6,731,525         7,073,649
    Consumer Goods                                               3,080,987         3,170,751            846,422           810,644
    Consumer Services                                            1,683,707         1,731,620          1,263,473         1,318,923
    Dow 30                                                         233,484           161,249            318,613         1,040,829
    Emerging Markets                                               452,916           456,493            846,116           850,161
    Europe 30                                                      116,675           122,675             52,171            59,380
    Falling U.S. Dollar                                              3,958             8,323             99,651           141,201
    Financials                                                     879,678         1,728,346          1,752,271         1,236,499
    Health Care                                                  2,969,098         4,037,247          1,646,769         1,270,488
    Industrials                                                  1,541,712         1,541,062            575,042           665,456
    International                                                  455,731           461,956            632,665           682,988
    Internet                                                     1,575,840         1,653,515          1,411,780         1,514,488
    Japan                                                          126,600           188,180            301,014           441,147
    Large-Cap Growth                                             3,820,903         3,730,129          2,109,331         2,534,338
    Large-Cap Value                                              3,492,070         3,597,120          2,622,446         2,357,823
    Mid-Cap                                                     11,321,379        11,174,024          8,992,125         9,127,945
    Mid-Cap Growth                                                 307,217           360,035          1,119,433         1,813,629
    Mid-Cap Value                                                  671,989           826,004          2,202,048         1,997,332
    Government Money Market                                     14,915,104        11,468,456         46,348,658        53,189,837
    Oil & Gas                                                    1,077,841         1,560,681          3,160,450         3,242,880
    NASDAQ-100                                                   1,990,200         2,539,161         19,616,203        19,389,677
    Pharmaceuticals                                                 40,100           120,809             83,141           653,810
    Precious Metals                                              2,162,221         2,134,547          2,477,050         2,428,821
    Real Estate                                                  1,461,192         1,445,055          1,737,744         1,775,474
    Rising Rates Opportunity                                        27,208           100,043            251,758           312,411
    Semiconductor                                                2,376,492         2,347,891            109,781            84,926
    Short Dow 30                                                         -               954            215,183           221,815
    Short Emerging Markets                                               -               782             39,388            74,546
    Short International                                              1,974             2,522            104,616           120,192
    Short Mid-Cap                                                       31               183              8,736            20,376
    Short NASDAQ-100                                                     -             4,626         10,541,342        10,462,407
    Short Small-Cap                                                 15,460            19,297             83,459           243,757
    Small-Cap                                                      272,031           372,412            701,928         1,412,310
    Small-Cap Growth                                             1,432,326         1,540,888          2,228,419         2,455,541
    Small-Cap Value                                              1,164,657         1,954,552          2,417,751         1,597,546
    Technology                                                   1,638,412         1,564,119            872,887         1,612,574
    Telecommunications                                             753,835         1,445,284          1,843,776         1,695,824
    U.S. Government Plus                                           973,424         1,742,352          3,110,761         2,473,526
    UltraBull                                                      870,457           596,916          2,051,471         2,055,853
    UltraMid-Cap                                                 7,822,473         7,860,757          6,550,480         6,477,464
    UltraNASDAQ-100                                                567,515           565,192          1,562,352         1,577,528
    UltraShort Dow 30                                              311,892           309,801            791,604           784,392
    UltraShort NASDAQ-100                                          294,919           290,011            395,561           399,705
    UltraSmall-Cap                                               1,927,880         1,852,630          2,791,089         2,726,166
    Utilities                                                    3,057,802         3,096,311          2,298,036         2,293,837
VanEck Worldwide Insurance Trust
    Global Hard Assets Fund                                      1,368,908         2,791,672          3,790,349         3,651,938
    Emerging Markets Fund                                        2,066,713         1,823,570          2,684,519         2,917,832
    Unconstrained Emerging Markets Bond Fund                       918,663         1,170,370          1,632,111         1,807,672
Janus Henderson Series
    Global Technology Portfolio                                  1,527,094           647,601            768,757           212,642
    Overseas Portfolio                                             299,212           289,231            169,226           147,299
    Research Portfolio                                             111,035           103,928            237,095           149,274
    Enterprise Services Portfolio                                6,376,815           979,185          3,124,878           585,499
    Global Research Portfolio                                      346,450           346,303            104,608           217,257
    Mid Cap Value Portfolio                                      1,041,806           690,974            741,201           451,055
    Balanced Portfolio                                           4,937,335         1,728,266          3,679,399         1,825,054
    Flexible Bond Portfolio                                      1,355,205         1,448,260          1,763,498           697,913
    GI Unconstrained Bond Portfolio                                206,008           185,296          1,205,468           690,623
PIMCO Variable Insurance Trust
    Total Return Portfolio                                      15,575,804        15,098,171         14,598,309        21,553,976
    Low Duration Portfolio                                       7,739,828         6,714,972         13,558,972         8,425,120
    High Yield Portfolio                                         4,289,266         5,010,011          8,355,358         6,968,896
    Real Return Portfolio                                        4,559,284         3,047,252          5,808,231         6,160,080
    All Asset Portfolio                                          1,291,352         1,464,953          1,042,671           927,053
    Global Multi-Asset Managed Allocation Portfolio                164,769            99,712             28,203            24,413
    Short-Term Portfolio                                         8,143,905         8,029,227          7,738,361        12,010,528
    Emerging Markets Bond Portfolio                                654,394           283,192            290,231           263,722
    Global (Unhedged) Bond Portfolio                                34,392            51,812             36,386           118,432
    Commodity Real Return Strategy Portfolio                     1,134,111           862,671          1,024,869           991,453
    Foreign Bond (USD-Hedged) Adv Portfolio                        525,597           164,003            341,460            42,227
    Unconstrained Bond Adv Portfolio                               845,658           434,440          1,130,575           115,481
    Income Advisor Portfolio                                     6,622,426           235,495                  -                 -
Goldman Sachs Variable Insurance Trust
    Small Cap Equity Insights Fund                                 655,468         1,153,679          1,636,414         1,160,556
    Large Cap Value Fund                                           957,611         1,006,629            143,243           174,978
    Mid Cap Value Fund                                           1,264,060         1,831,645          1,765,487         2,299,269
Neuberger Berman Advisors Management Trust
    Mid-Cap Growth Portfolio                                       618,525           169,373            145,321           377,836
    AMT Mid Cap Intrinsic Value Portfolio                           43,407           289,760          1,736,135         1,584,750
Dreyfus Variable Investment Fund
    Appreciation Portfolio                                         609,408           683,605            575,618           710,935
    International Value Portfolio                                   21,713            27,693             20,346            40,002
    Sustainable U.S. Equity Portfolio                                2,926             3,505             22,301            20,894
Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio                                    422,085           906,126            861,042           815,044
    Value Opportunities Fund                                         2,901            14,793             37,118            17,408
    American Value Fund                                             76,532            56,116             71,871           180,487
Morgan Stanley Variable Institutional Funds
    Emerging Markets Debt Portfolio                                155,592            86,874            139,267           162,875
    Emerging Markets Equity Portfolio                              223,283           136,158            236,651           282,476
    Mid Cap Growth Portfolio                                             -            15,706              7,216            28,491
    U.S. Real Estate Portfolio                                     150,166           112,584            103,740           245,749
Northern Lights Variable Trust
    Adaptive Allocation Portfolio                                   31,632         6,361,404            362,526         2,913,450
    Power Income Fund                                              162,635           147,479            505,911         1,126,714
    Power Dividend Index Fund                                    3,527,181           156,147                  -                 -
AB Variable Products Series
    Real Estate Investment Portfolio                               806,871           286,909          1,130,272           256,084
    Dynamic Asset Allocation Portfolio                             140,550           353,122            295,163            52,382
    Small Cap Growth Portfolio                                      13,973            27,487             16,399             1,136
    Small Mid Cap Value Portfolio                                1,204,305         1,203,892            817,087           274,868
BlackRock Variable Series Fund, Inc.
    Basic Value Fund                                               961,176           406,854          1,181,261           989,539
    Capital Appreciation Fund                                      435,120           334,965            100,046           209,529
    Equity Dividend Fund                                         4,061,762         1,100,307          1,258,819           766,211
    Global Allocation Fund                                       3,349,443         2,636,512          4,414,816         3,381,423
    Advantage Large Cap Core Fund                                  246,550           213,452             92,573           230,571
    Large Cap Focus Growth Fund                                  1,270,862           437,626            608,778           448,722
    iShares Alternatives Strategies Fund                           559,964           166,526            261,931           118,461
    iShares Dynamic Allocation Fund                                283,348            31,349            233,194            67,738
    iShares Dynamic Fixed Income Fund                              515,076           135,504            325,285            66,438
    iShares Equity Appreciation Fund                                84,542            24,048            122,946            84,211
Columbia Variable Portfolio
    Contrarian Core 2 Portfolio                                  1,607,912           504,565            899,802           310,943
    Dividend Opportunity Portfolio                                 651,790           584,972          1,030,190           543,154
    Emerging Markets Bond Portfolio                              2,591,413         1,003,280          1,877,027           969,575
    High Yield Portfolio                                         1,082,746           753,437          2,200,468           491,635
    Select Large-Cap Value Portfolio                               260,365             6,912                  -                 -
    Seligman Global Tech Portfolio                                 693,195            79,916                  -                 -
    US Government Mortgage Portfolio                                28,647                95                  -                 -
Deutsche Variable Insurance Portfolios
    Equity 500 Index Portfolio                                   8,506,511         3,449,053          6,562,701         1,143,849
    Small Cap Index Portfolio                                    2,526,585         1,773,809          1,826,454           230,672
    Alternative Asset Allocation Portfolio                         303,686           388,437            747,542           458,954
    Global Small Cap Portfolio                                     207,258           166,095            182,769           149,808
    Small Mid Cap Value Portfolio                                3,158,330           562,000          1,595,090           116,694
    CROCI US Portfolio                                              47,604            77,492             40,370            26,407
Eaton Vance Variable Trust
    Floating Rate Income Portfolio                               6,290,988         4,172,028          5,754,972         2,428,442
    Large-Cap Value Portfolio                                      286,624         1,059,310            423,509           394,909
    Bond Initial Portfolio                                               -                 -             70,964            98,242
First Investors Life Series
    Total Return Portfolio                                         161,583           147,956            126,137            17,475
    International Portfolio                                        903,093           136,892            253,889           143,389
    Opportunity Fund                                             2,442,202         1,592,388          3,376,537           731,533
    Covered Call Strategy Portfolio                                 30,756                19                  -                 -
Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Fund                                           2,299,273         1,249,852          1,295,227           756,229
    Income Fund                                                  6,473,314         1,882,086          3,640,587         2,514,074
    Global Bond Fund                                             4,779,466         2,717,634          5,046,876         2,367,872
    Foreign Fund                                                 7,671,213         2,702,308          5,422,807         1,825,480
    Developing Markets Fund                                        628,248         1,030,438            282,104           819,812
    Mutual Global Discovery Fund                                 2,554,978         1,126,905          1,360,693           871,568
    Rising Dividends Fund                                        3,593,929         1,814,748          4,459,623         2,084,112
Ivy Variable Insurance Portfolios
    Asset Strategy Portfolio                                       511,924         1,228,148            700,289         1,973,069
    Balanced Portfolio                                           1,022,329         1,470,228          5,202,474         2,253,674
    Dividend Opportunities Portfolio                               313,689           321,819            263,313           152,909
    Energy Portfolio                                               684,201           841,840            948,138           380,033
    Global Bond Portfolio                                          278,215           204,518            223,800           133,650
    Natural Resources Portfolio                                    436,649           102,561            203,660            93,847
    Growth Portfolio                                               534,450           429,208            963,882           947,728
    High Income Portfolio                                        2,563,743         1,771,683          4,409,274         3,209,757
    International Core Equity Portfolio                          1,662,090           854,945          1,129,619           738,384
    Global Growth Portfolio                                        267,560           313,202            361,909           321,423
    Mid Cap Growth Portfolio                                       589,820           605,176            823,413           602,818
    Science and Technology Portfolio                             2,130,833         1,721,581          1,261,356         1,263,124
    Small Cap Growth Portfolio                                   1,140,531           901,877          1,177,951         1,944,995
    Small Cap Core Portfolio                                     3,687,644         1,828,925          2,484,630         1,254,294
Lazard Retirement Series, Inc.
    International Equity Portfolio                                 541,086            75,201             90,685            13,089
    Global Dynamic Multi Asset Portfolio                           327,353           484,263            445,961           257,951
Legg Mason Partners Variable Equity Trust
    Western Asset Variable Global High Yield Bond Portfolio        578,266           140,400            134,077           154,460
    ClearBridge Variable Mid Cap Portfolio                       3,707,851         1,380,383          1,813,880           481,654
    ClearBridge Variable Dividend Strategy Portfolio             5,536,532           778,914          3,456,138           456,191
    ClearBridge Variable Small Cap Growth Portfolio              1,178,967           445,345            369,056           177,528
    ClearBridge Variable Aggressive Growth Portfolio               350,618           409,747            520,794            43,235
    Western Asset Variable Core Bond Plus Portfolio             23,121,400         2,108,077         14,099,223         1,028,924
    ClearBridge Variable Large Cap Growth Portfolio              3,680,067            68,083                  -                 -
QS Legg Mason Partners Variable Income Trust
    Dynamic Multi Strategy Portfolio                                16,999            86,270            125,832           150,414
Pioneer Variable Contracts Trust
    Fund Portfolio                                                 497,374           230,536            478,484           331,957
    Bond Portfolio                                              10,873,955         2,947,463          6,239,014         2,538,082
    Strategic Income Portfolio                                   4,766,210         2,102,445          2,543,640         1,731,973
    Equity Income Portfolio                                      4,423,356           588,811          2,179,158           635,701
    High Yield Portfolio                                           326,122           376,260          1,963,429         1,890,773
Prudential Series Funds
    Jennison 20/20 Focus Portfolio                                     849           141,384            113,257            25,380
    Natural Resources Portfolio                                    642,155           625,546            573,352           305,727
    SP Prudential US Emerging Growth Portfolio                      14,099            51,514             43,886           122,705
Royce Capital Fund
    Micro-Cap Portfolio                                            143,149            80,264             90,783           102,094
    Small Cap Portfolio                                          1,209,186         1,256,087          3,273,751           995,039
Alps
    Alerian Energy Infrastructure Portfolio                        771,305           423,756            809,148           327,056
    Red Rocks Listed Private Equity Portfolio                    1,351,229           159,833            134,342            13,248
American Funds IS
    Asset Allocation Fund                                       16,986,900         2,980,295         11,453,530         1,137,474
    Blue Chip Income and Growth Fund                             9,402,297         3,548,382          8,564,488           844,016
    Ultra-Short Bond Fund                                       15,663,132        15,768,851         18,372,584        21,287,223
    Capital Income Builder Fund                                  5,282,793         1,391,363          3,980,357           944,506
    Global Growth Fund                                           2,679,588           912,112          1,497,857           853,567
    Global Growth and Income Fund                                2,701,588           754,507          2,224,939           689,395
    Global Small Capitalization Fund                               977,294           237,810            606,509         1,132,108
    Growth Fund                                                  8,739,560         1,485,619          3,581,875           939,473
    Growth-Income Fund                                           8,554,153         1,490,717          5,903,012           448,435
    International Fund                                           2,353,111           358,567            969,207           255,639
    International Growth and Income Fund                         1,659,799           354,487            889,707           197,481
    New World Fund                                               6,535,012         1,375,192          3,653,083           996,652
    U.S. Government/AAA-Rated Securities Fund                    4,231,255         3,259,364          5,589,129         2,938,042
Oppenheimer VA Service  Class
    Total Return Bond Fund                                         374,144           801,983          1,882,249         1,249,695
    Discovery Mid Cap Growth Fund                                  444,996           246,884            393,960           531,049
    Global Multi-Alternatives Fund                                  18,714           173,631            150,421            77,928
    Global Fund                                                  2,961,024           423,741            426,606           350,054
    International Growth Fund                                    2,405,262           308,660            497,112           464,777
    Main Street Fund                                             1,944,439           310,861          1,342,202           191,477
    Main Street Small Cap Fund                                   1,695,333           704,840          1,001,017           290,802
Transparent Value VI
    Directional Allocation Portfolio                                     -                 -                275           162,309
T. Rowe Price
    Blue Chip Growth Portfolio                                   9,046,608         1,001,699          3,877,823           564,051
    Health Sciences Portfolio                                    4,231,543           880,321          2,039,803           509,913

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
------------------------------------------------------------------------------------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2017 and 2016 were as follows:

                                                                              2017                                           2016
                                                          --------------------------------------------   --------------------------------------------
                                                                                       Net Increase/                                  Net Increase/
Portfolio                                                  Purchases        Sales        (Decrease)       Purchases        Sales        (Decrease)

Fidelity Variable Insurance Products
    Government Money Market Portfolio                          986,605        301,364         685,241       3,361,724      5,642,309      (2,280,585)
    High Income Portfolio                                      166,326        747,675        (581,349)      2,249,438      1,531,813         717,625
    Equity-Income Portfolio                                     20,088         95,890         (75,802)         44,385         74,375         (29,990)
    Growth Portfolio                                           121,326        135,252         (13,926)         34,931         82,186         (47,255)
    Overseas Portfolio                                          83,881        137,363         (53,482)        104,134        240,886        (136,752)
    Mid Cap Portfolio                                          202,772        156,010          46,762         196,511        209,821         (13,310)
    Asset Manager Portfolio                                      2,809          7,725          (4,916)            809          8,390          (7,581)
    Investment Grade Bond Portfolio                             15,320         58,448         (43,128)        130,718        203,608         (72,890)
    Index 500 Portfolio                                         62,786        154,809         (92,023)         61,266        178,660        (117,394)
    Contrafund Portfolio                                       293,333        144,611         148,722         264,061        296,839         (32,778)
    Asset Manager: Growth Portfolio                              2,237          3,256          (1,019)          3,581          8,032          (4,451)
    Balanced Portfolio                                          17,388         55,972         (38,584)         22,245         26,700          (4,455)
    Growth & Income Portfolio                                    8,119         16,371          (8,252)          5,797         13,169          (7,372)
    Growth Opportunities Portfolio                              16,649         22,605          (5,956)          5,815         35,797         (29,982)
    Value Strategies Portfolio                                  87,067         61,910          25,157          86,191         52,939          33,252
    Strategic Income Portfolio                                 280,188        104,059         176,129         208,415        114,938          93,477
    Emerging Markets Portfolio                                 168,652         41,332         127,320          83,275         34,934          48,341
    Real Estate Portfolio                                      171,739        165,549           6,190         317,837        360,650         (42,813)
    Funds Manager 50% Portfolio                                 96,028        100,281          (4,253)         75,759         46,160          29,599
    Funds Manager 70% Portfolio                                 19,515          6,298          13,217          34,547         14,287          20,260
    Funds Manager 85% Portfolio                                 34,791         12,668          22,123          21,545         14,672           6,873
    Government Money Market Portfolio Service Class 2           22,833         55,732         (32,899)        151,121        235,775         (84,654)
American Century Variable
 Portfolios, Inc.
    Balanced Fund                                                2,182         31,860         (29,678)         24,052         60,913         (36,861)
    Capital Appreciation Fund                                    7,345          5,127           2,218           3,888         23,928         (20,040)
    International Fund                                          43,058         45,032          (1,974)         65,602        118,909         (53,307)
    Value Fund                                                 813,578        399,024         414,554       1,062,856        670,074         392,782
    Income & Growth Fund                                        65,369         63,962           1,407         198,153        175,406          22,747
    Inflation Protection Fund                                  112,519        156,882         (44,363)        125,494        240,210        (114,716)
    Large Company Value Fund                                    17,351         46,614         (29,263)         99,807         95,654           4,153
    Mid Cap Value Fund                                         340,977        220,537         120,440         666,943        373,344         293,599
    Ultra Fund                                                 123,656         41,930          81,726         154,334        166,726         (12,392)
MFS Variable Insurance Trust
    Research Series                                                685          4,326          (3,641)          3,988          8,004          (4,016)
    Growth Series                                               32,290         30,125           2,165          66,232        110,593         (44,361)
    Investors Trust Series                                       1,899          2,158            (259)             46          2,417          (2,371)
    New Discovery Series                                        59,071         37,894          21,177         114,358        130,756         (16,398)
    Corporate Bond Portfolio                                   133,791         36,721          97,070         246,401        139,231         107,170
    Emerging Markets Equity Portfolio                          145,676         52,496          93,180          79,236         77,333           1,903
    Technology Portfolio                                        62,315         62,250              65          82,991         87,563          (4,572)
    Global Tactical Allocation Portfolio                       108,891         71,530          37,361          37,766         34,254           3,512
    International Value Portfolio                              248,533         60,687         187,846         214,766        123,514          91,252
    Utilities Series Portfolio                                 216,187        166,008          50,179         151,384        129,160          22,224
    Blended Research Core Equity Portfolio                     119,201          9,150         110,051          23,953          4,242          19,711
Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio                                   10,249         18,743          (8,494)          6,010         17,264         (11,254)
    Mid-Cap Stock Portfolio                                      6,044         35,145         (29,101)         10,852         26,807         (15,955)
    International Opportunities Portfolio                       69,394        128,277         (58,883)         29,344        114,887         (85,543)
    Bond-Debenture Portfolio                                   535,179        129,488         405,691         511,420        312,085         199,335
    Fundamental Equity Portfolio                                13,033         17,208          (4,175)         27,506         26,870             636
    Developing Growth Portfolio                                 27,671         27,131             540         106,958        143,956         (36,998)
    Short Duration Income Portfolio                            883,976        445,968         438,008         947,156        452,101         495,055
Alger Fund
    LargeCap Growth Portfolio                                   41,716        108,629         (66,913)         35,298        111,132         (75,834)
    MidCap Growth Portfolio                                     28,660         77,539         (48,879)         23,759         59,637         (35,878)
    Capital Appreciation Portfolio                              25,374         44,728         (19,354)         11,388         59,467         (48,079)
    SmallCap Growth Portfolio                                      164          6,467          (6,303)          2,294         12,648         (10,354)
    Capital Appreciation Portfolio Class S                     357,022        308,959          48,063         702,962        548,115         154,847
Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio                                    34,626         36,456          (1,830)        115,363        183,919         (68,556)
    S&P 500 Index Portfolio                                     34,183         39,548          (5,365)         23,343         12,455          10,888
Invesco Variable Insurance Funds
    Technology Fund                                             16,698          3,703          12,995          15,449         28,528         (13,079)
    Managed Volatility Fund                                      2,766         18,194         (15,428)          4,842         10,363          (5,521)
    Diversified Dividend Fund                                   16,953         36,609         (19,656)        113,758         84,756          29,002
    Global Health Care Fund                                      8,021         17,730          (9,709)         14,477         53,845         (39,368)
    Global Real Estate Fund                                        845          2,182          (1,337)         67,843         83,244         (15,401)
    International Growth Fund                                   19,195         17,492           1,703          35,129         35,477            (348)
    Mid Cap Core Equity Fund                                    31,556         38,156          (6,600)         47,600         32,534          15,066
J.P. Morgan Series Trust II
    Core Bond Portfolio                                         52,915         94,045         (41,130)        286,277        325,845         (39,568)
    Small Cap Core Portfolio                                     7,038         29,765         (22,727)         13,846         54,847         (41,001)
Rydex Variable Trust
    Nova Fund                                                    3,353          8,990          (5,637)         25,350         14,465          10,885
    NASDAQ-100 Fund                                             10,290          4,457           5,833          56,477         78,829         (22,352)
    U.S. Government Money Market Fund                           41,365          4,782          36,583          98,235        131,409         (33,174)
    Inverse S&P 500 Strategy Fund                               11,590         45,200         (33,610)         41,145         53,262         (12,117)
    Inverse NASDAQ-100 Strategy Fund                            57,575         90,401         (32,826)         40,118        171,929        (131,811)
    Inverse Government Long Bond Strategy Fund                   1,048          6,772          (5,724)         25,610         32,110          (6,500)
    Government Long Bond 1.2x Strategy                           1,745          8,007          (6,262)        968,328        963,243           5,085
    NASDAQ-100 2x Strategy Fund                                      -              -               -               -            195            (195)
    Inverse Dow 2x Strategy Fund                                     -              -               -               -            424            (424)
Rydex Variable Insurance Fund
    Biotechnology Fund                                          89,939         95,107          (5,168)        153,531        284,960        (131,429)
    S&P 500 Pure Growth Fund                                    90,868         37,725          53,143          68,512        164,296         (95,784)
    S&P MidCap 400 Pure Growth Fund                             41,945         22,501          19,444          45,523         97,591         (52,068)
Guggenheim Variable Insurance Fund
    Long Short Equity Fund                                      27,742         24,873           2,869          48,136         57,523          (9,387)
    Multi-Hedge Strategies Fund                                 28,162         82,809         (54,647)        214,484        177,214          37,270
    Global Managed Futures Strategies Fund                       8,329         18,610         (10,281)         31,895         44,657         (12,762)
    Small Cap Value Fund                                        58,999         99,937         (40,938)        102,019         61,347          40,672
ProFunds VP
    Access VP High Yield Fund                                   67,807         79,563         (11,756)         37,920         33,726           4,194
    Asia 30                                                      6,944          5,527           1,417           9,722         14,620          (4,898)
    Banks                                                       21,194         28,504          (7,310)         48,028         58,649         (10,621)
    Basic Materials                                            162,867        160,994           1,873          45,879         46,295            (416)
    Bear                                                       158,281        161,520          (3,239)        965,930        967,955          (2,025)
    Biotechnology                                               57,419         60,971          (3,552)         13,765         34,976         (21,211)
    Bull                                                        89,014         83,986           5,028         549,881        575,270         (25,389)
    Consumer Goods                                             158,410        162,204          (3,794)         49,035         45,564           3,471
    Consumer Services                                           82,731         83,085            (354)         65,871         70,352          (4,481)
    Dow 30                                                      11,774         10,832             942          26,421         85,085         (58,664)
    Emerging Markets                                            75,541         70,713           4,828         167,795        171,147          (3,352)
    Europe 30                                                   12,125         12,629            (504)          6,442          7,521          (1,079)
    Falling U.S. Dollar                                            774          1,381            (607)         17,375         24,069          (6,694)
    Financials                                                 101,053        202,695        (101,642)        219,387        164,521          54,866
    Health Care                                                138,478        189,499         (51,021)         84,504         63,701          20,803
    Industrials                                                 91,481         88,925           2,556          42,503         48,569          (6,066)
    International                                               67,298         66,103           1,195         101,163        112,283         (11,120)
    Internet                                                    52,579         53,881          (1,302)         55,094         62,163          (7,069)
    Japan                                                       16,839         25,861          (9,022)         44,481         65,659         (21,178)
    Large-Cap Growth                                           212,058        204,123           7,935         130,073        159,349         (29,276)
    Large-Cap Value                                            264,657        272,700          (8,043)        222,861        199,737          23,124
    Mid-Cap                                                    745,979        751,286          (5,307)        668,684        677,660          (8,976)
    Mid-Cap Growth                                              15,072         19,959          (4,887)         69,612        121,831         (52,219)
    Mid-Cap Value                                               40,915         51,377         (10,462)        156,061        139,995          16,066
    Government Money Market                                  1,814,555      1,389,824         424,731       5,655,632      6,454,596        (798,964)
    Oil & Gas                                                  120,298        176,224         (55,926)        335,393        337,603          (2,210)
    NASDAQ-100                                                  88,138        118,631         (30,493)      1,078,930      1,063,986          14,944
    Pharmaceuticals                                              2,204          6,479          (4,275)          3,967         36,859         (32,892)
    Precious Metals                                            555,761        542,427          13,334         610,251        581,300          28,951
    Real Estate                                                128,250        129,721          (1,471)        146,440        151,061          (4,621)
    Rising Rates Opportunity                                    14,122         51,070         (36,948)        132,232        158,381         (26,149)
    Semiconductor                                              146,771        147,632            (861)          8,510          6,670           1,840
    Short Dow 30                                                     -            427            (427)         86,625         90,489          (3,864)
    Short Emerging Markets                                           -            251            (251)          9,329         16,788          (7,459)
    Short International                                            525            534              (9)         24,265         27,998          (3,733)
    Short Mid-Cap                                                    1             54             (53)          4,169          9,676          (5,507)
    Short NASDAQ-100                                                 -          3,024          (3,024)      6,513,775      6,512,108           1,667
    Short Small-Cap                                              9,862         12,041          (2,179)         38,500        112,458         (73,958)
    Small-Cap                                                   16,238         25,619          (9,381)         58,508        119,293         (60,785)
    Small-Cap Growth                                            79,733         88,333          (8,600)        141,964        161,344         (19,380)
    Small-Cap Value                                             78,577        130,448         (51,871)        175,695        115,105          60,590
    Technology                                                  81,376         76,169           5,207          50,248        101,830         (51,582)
    Telecommunications                                          54,531        106,385         (51,854)        137,212        133,787           3,425
    U.S. Government Plus                                        57,949        105,397         (47,448)        175,954        136,424          39,530
    UltraBull                                                   40,489         31,766           8,723         137,826        142,864          (5,038)
    UltraMid-Cap                                               373,886        376,782          (2,896)        409,229        405,982           3,247
    UltraNASDAQ-100                                             11,262         10,652             610          47,964         49,449          (1,485)
    UltraShort Dow 30                                          590,035        598,019          (7,984)      1,000,190      1,002,167          (1,977)
    UltraShort NASDAQ-100                                    1,313,140      1,313,495            (355)      1,012,221      1,012,575            (354)
    UltraSmall-Cap                                             133,081        128,862           4,219         267,754        262,540           5,214
    Utilities                                                  177,273        179,985          (2,712)        140,403        139,908             495
VanEck Worldwide Insurance Trust
    Global Hard Assets Fund                                    126,912        228,550        (101,638)        418,630        315,474         103,156
    Emerging Markets Fund                                       62,156         50,546          11,610          93,509        103,620         (10,111)
    Unconstrained Emerging Markets Bond Fund                    66,755         82,834         (16,079)        134,734        147,231         (12,497)
Janus Henderson Series
    Global Technology Portfolio                                 69,620         29,804          39,816          56,209         23,047          33,162
    Overseas Portfolio                                          35,581         31,286           4,295          27,451         27,729            (278)
    Research Portfolio                                           6,504          5,820             684          30,514         26,272           4,242
    Enterprise Services Portfolio                              405,275         72,348         332,927         294,319        118,189         176,130
    Global Research Portfolio                                   22,901         21,309           1,592          12,590         21,055          (8,465)
    Mid Cap Value Portfolio                                     66,982         46,810          20,172          50,134         51,785          (1,651)
    Balanced Portfolio                                         355,818        137,169         218,649         383,153        251,360         131,793
    Flexible Bond Portfolio                                    123,712        137,184         (13,472)        227,687        132,542          95,145
    GI Unconstrained Bond Portfolio                             20,250         19,833             417         145,257         94,342          50,915
PIMCO Variable Insurance Trust
    Total Return Portfolio                                   1,256,683      1,171,369          85,314       1,486,649      2,053,734        (567,085)
    Low Duration Portfolio                                     808,093        695,115         112,978       1,954,596      1,430,822         523,774
    High Yield Portfolio                                       268,433        303,282         (34,849)        591,147        499,901          91,246
    Real Return Portfolio                                      468,516        327,306         141,210         889,742        900,151         (10,409)
    All Asset Portfolio                                         94,096        122,140         (28,044)        190,217        179,504          10,713
    Global Multi-Asset Managed Allocation Portfolio             15,773          9,310           6,463           2,578          2,567              11
    Short-Term Portfolio                                       922,035        925,769          (3,734)      1,731,260      2,193,697        (462,437)
    Emerging Markets Bond Portfolio                             56,190         26,241          29,949          52,699         54,272          (1,573)
    Global (Unhedged) Bond Portfolio                             2,893          4,866          (1,973)         32,157         40,805          (8,648)
    Commodity Real Return Strategy Portfolio                   107,466        179,980         (72,514)        464,805        443,861          20,944
    Foreign Bond (USD-Hedged) Adv Portfolio                     47,784         15,651          32,133          37,584          9,347          28,237
    Unconstrained Bond Adv Portfolio                            82,039         42,502          39,537         212,730        108,404         104,326
    Income Advisor Portfolio                                   653,592         22,724         630,868               -              -               -
Goldman Sachs Variable Insurance Trust
    Small Cap Equity Insights Fund                              27,171         66,529         (39,358)        103,282         79,100          24,182
    Large Cap Value Fund                                        52,651         58,246          (5,595)          8,637         11,048          (2,411)
    Mid Cap Value Fund                                          48,618         83,246         (34,628)         90,936        116,340         (25,404)
Neuberger Berman Advisors Management Trust
    Mid-Cap Growth Portfolio                                    24,538          6,775          17,763           6,090         17,775         (11,685)
    AMT Mid Cap Intrinsic Value Portfolio                        2,889         15,536         (12,647)        102,237         92,299           9,938
Dreyfus Variable Investment Fund
    Appreciation Portfolio                                      32,784         40,437          (7,653)         33,520         48,448         (14,928)
    International Value Portfolio                                2,460          2,941            (481)          2,570          5,260          (2,690)
    Sustainable U.S. Equity Portfolio                               25            169            (144)          1,274          1,432            (158)
Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio                                 22,984         53,130         (30,146)         58,517         58,690            (173)
    Value Opportunities Fund                                       258          1,118            (860)          2,261          1,870             391
    American Value Fund                                          4,207          3,159           1,048           4,196         12,049          (7,853)
Morgan Stanley Variable Institutional Funds
    Emerging Markets Debt Portfolio                              9,370          5,633           3,737           9,266         11,293          (2,027)
    Emerging Markets Equity Portfolio                           19,473         11,789           7,684          23,532         27,999          (4,467)
    Mid Cap Growth Portfolio                                         -            902            (902)             65          1,770          (1,705)
    U.S. Real Estate Portfolio                                  10,530          7,734           2,796           7,251         17,162          (9,911)
Northern Lights Variable Trust
    Adaptive Allocation Portfolio                                4,064        749,228        (745,164)         45,210        329,280        (284,070)
    Power Income Fund                                           15,735         13,648           2,087          86,198        146,801         (60,603)
    Power Dividend Index Fund                                  336,564         14,469         322,095               -              -               -
AB Variable Products Series
    Real Estate Investment Portfolio                            47,900         20,539          27,361         103,934         47,623          56,311
    Dynamic Asset Allocation Portfolio                          10,671         28,295         (17,624)         35,165         12,968          22,197
    Small Cap Growth Portfolio                                     932          1,734            (802)            662             61             601
    Small Mid Cap Value Portfolio                               63,706         68,243          (4,537)         68,978         42,073          26,905
BlackRock Variable Series Fund, Inc.
    Basic Value Fund                                            51,300         24,102          27,198         115,308        103,914          11,394
    Capital Appreciation Fund                                   18,710         17,985             725           6,863         15,133          (8,270)
    Equity Dividend Fund                                       229,808         76,017         153,791         180,356        159,226          21,130
    Global Allocation Fund                                     268,434        225,015          43,419         653,419        558,786          94,633
    Advantage Large Cap Core Fund                                4,544         15,644         (11,100)          8,588         21,735         (13,147)
    Large Cap Focus Growth Fund                                 53,647         23,962          29,685          60,857         58,075           2,782
    iShares Alternatives Strategies Fund                        48,578         14,855          33,723          27,367         14,426          12,941
    iShares Dynamic Allocation Fund                             25,887          2,462          23,425          27,056          9,259          17,797
    iShares Dynamic Fixed Income Fund                           49,471         12,765          36,706          34,338          9,221          25,117
    iShares Equity Appreciation Fund                             7,471          2,000           5,471          13,478          9,090           4,388
Columbia Variable Portfolio
    Contrarian Core 2 Portfolio                                116,799         34,965          81,834          84,940         36,308          48,632
    Dividend Opportunity Portfolio                              54,335         45,388           8,947         165,775        121,942          43,833
    Emerging Markets Bond Portfolio                            231,386        111,271         120,115         343,347        267,141          76,206
    High Yield Portfolio                                        79,350         67,344          12,006         313,059        168,246         144,813
    Select Large-Cap Value Portfolio                            24,324            587          23,737               -              -               -
    Seligman Global Tech Portfolio                              62,917          7,406          55,511               -              -               -
    US Government Mortgage Portfolio                             2,871              -           2,871               -              -               -
Deutsche Variable Insurance Portfolios
    Equity 500 Index Portfolio                                 476,764        217,052         259,712         475,361        158,280         317,081
    Small Cap Index Portfolio                                  150,232        110,798          39,434         139,271         40,437          98,834
    Alternative Asset Allocation Portfolio                      27,155         37,071          (9,916)        131,647        102,039          29,608
    Global Small Cap Portfolio                                  15,277         14,910             367          20,796         22,129          (1,333)
    Small Mid Cap Value Portfolio                              210,462         42,350         168,112         128,806         30,647          98,159
    CROCI US Portfolio                                           3,861          6,068          (2,207)          2,551          2,375             176
Eaton Vance Variable Trust
    Floating Rate Income Portfolio                             585,936        430,279         155,657       1,350,620      1,076,942         273,678
    Large-Cap Value Portfolio                                   18,000         65,061         (47,061)         52,938         50,083           2,855
    Bond Initial Portfolio                                           -              -               -           7,991         10,544          (2,553)
First Investors Life Series
    Total Return Portfolio                                      13,280         12,345             935          11,580          1,570          10,010
    International Portfolio                                     74,242         10,651          63,591          24,205         14,447           9,758
    Opportunity Fund                                           252,003        165,529          86,474         589,734        311,970         277,764
    Covered Call Strategy Portfolio                              2,960              -           2,960               -              -               -
Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Fund                                         136,836         87,164          49,672         113,861        111,478           2,383
    Income Fund                                                485,477        159,709         325,768         409,312        359,255          50,057
    Global Bond Fund                                           539,737        318,040         221,697       1,160,544        858,265         302,279
    Foreign Fund                                               702,351        316,669         385,682       1,022,030        723,667         298,363
    Developing Markets Fund                                     64,228        108,751         (44,523)        107,703        176,932         (69,229)
    Mutual Global Discovery Fund                               159,469         85,890          73,579         101,950         95,379           6,571
    Rising Dividends Fund                                      208,898        121,530          87,368         350,873        285,869          65,004
Ivy Variable Insurance Portfolios
    Asset Strategy Portfolio                                    49,191        112,428         (63,237)        148,264        266,130        (117,866)
    Balanced Portfolio                                          58,855        111,328         (52,473)        380,628        238,028         142,600
    Dividend Opportunities Portfolio                            17,093         19,855          (2,762)         17,843         14,155           3,688
    Energy Portfolio                                            86,557        101,315         (14,758)        142,661         78,833          63,828
    Global Bond Portfolio                                       26,360         20,236           6,124          53,601         45,956           7,645
    Natural Resources Portfolio                                 67,598         18,664          48,934          35,898         18,877          17,021
    Growth Portfolio                                            17,540         21,713          (4,173)         80,446         92,656         (12,210)
    High Income Portfolio                                      200,172        180,272          19,900         546,899        500,209          46,690
    International Core Equity Portfolio                        127,461         68,165          59,296         168,739        140,359          28,380
    Global Growth Portfolio                                     19,467         21,976          (2,509)         37,969         35,803           2,166
    Mid Cap Growth Portfolio                                    36,778         40,658          (3,880)         85,538         75,105          10,433
    Science and Technology Portfolio                            98,968         94,558           4,410         120,058        127,641          (7,583)
    Small Cap Growth Portfolio                                  78,365         64,267          14,098         119,796        205,830         (86,034)
    Small Cap Core Portfolio                                   176,463        118,015          58,448         198,415        154,700          43,715
Lazard Retirement Series, Inc.
    International Equity Portfolio                              26,873          5,448          21,425           8,167          1,599           6,568
    Global Dynamic Multi Asset Portfolio                        17,536         36,704         (19,168)         80,601         63,187          17,414
Legg Mason Partners Variable Equity Trust
    Western Asset Variable Global High Yield Bond Portfolio     44,004         10,871          33,133          13,885         17,220          (3,335)
    ClearBridge Variable Mid Cap Portfolio                     218,435         86,045         132,390         138,202         56,531          81,671
    ClearBridge Variable Dividend Strategy Portfolio           366,490         58,899         307,591         290,735         79,691         211,044
    ClearBridge Variable Small Cap Growth Portfolio             78,630         28,851          49,779          34,338         21,491          12,847
    ClearBridge Variable Aggressive Growth Portfolio            33,980         42,891          (8,911)         64,444         13,389          51,055
    Western Asset Variable Core Bond Plus Portfolio          2,206,716        283,761       1,922,955       1,734,844        476,041       1,258,803
    ClearBridge Variable Large Cap Growth Portfolio            337,952          6,240         331,712               -              -               -
QS Legg Mason Partners Variable Income Trust
    Dynamic Multi Strategy Portfolio                             1,030          6,643          (5,613)         13,719         16,447          (2,728)
Pioneer Variable Contracts Trust
    Fund Portfolio                                              23,179         12,749          10,430          26,790         23,503           3,287
    Bond Portfolio                                           1,027,410        362,810         664,600       1,079,177        777,689         301,488
    Strategic Income Portfolio                                 430,509        214,245         216,264         466,050        409,271          56,779
    Equity Income Portfolio                                    235,569         39,768         195,801         157,943         70,313          87,630
    High Yield Portfolio                                        21,742         29,417          (7,675)        220,301        210,940           9,361
Prudential Series Funds
    Jennison 20/20 Focus Portfolio                                  86          9,205          (9,119)          8,970          1,951           7,019
    Natural Resources Portfolio                                118,116        111,157           6,959         117,235         71,940          45,295
    SP Prudential US Emerging Growth Portfolio                     965          3,067          (2,102)          7,321         12,641          (5,320)
Royce Capital Fund
    Micro-Cap Portfolio                                         10,704          9,444           1,260          12,644         13,840          (1,196)
    Small Cap Portfolio                                        100,863        100,608             255         246,787        190,261          56,526
Alps
    Alerian Energy Infrastructure Portfolio                     93,478         52,348          41,130         129,678         56,507          73,171
    Red Rocks Listed Private Equity Portfolio                  114,662         13,220         101,442          32,023         18,612          13,411
American Funds IS
    Asset Allocation Fund                                    1,369,839        272,772       1,097,067       1,221,934        272,534         949,400
    Blue Chip Income and Growth Fund                           750,692        325,155         425,537         910,943        283,882         627,061
    Ultra-Short Bond Fund                                    1,822,275      1,816,656           5,619       3,159,278      3,442,291        (283,013)
    Capital Income Builder Fund                                504,634        138,884         365,750         442,979        136,377         306,602
    Global Growth Fund                                         219,164         80,027         139,137         186,388        141,709          44,679
    Global Growth and Income Fund                              221,156         61,185         159,971         270,252        114,855         155,397
    Global Small Capitalization Fund                            89,162         19,944          69,218          55,687        143,126         (87,439)
    Growth Fund                                                624,986        125,297         499,689         346,951        147,121         199,830
    Growth-Income Fund                                         648,245        134,121         514,124         573,819        130,557         443,262
    International Fund                                         214,669         35,572         179,097         103,170         41,201          61,969
    International Growth and Income Fund                       173,127         43,417         129,710         108,773         31,200          77,573
    New World Fund                                             697,534        178,429         519,105         726,483        403,064         323,419
    U.S. Government/AAA-Rated Securities Fund                  426,633        328,476          98,157         631,680        386,591         245,089
Oppenheimer VA Service  Class
    Total Return Bond Fund                                      33,446         76,179         (42,733)        207,277        149,748          57,529
    Discovery Mid Cap Growth Fund                               29,261         19,864           9,397          47,716         65,562         (17,846)
    Global Multi-Alternatives Fund                               1,932         18,124         (16,192)         20,813         13,145           7,668
    Global Fund                                                248,624         36,468         212,156          60,367         58,577           1,790
    International Growth Fund                                  223,140         29,719         193,421          72,401         70,969           1,432
    Main Street Fund                                           158,457         28,292         130,165         133,434         42,707          90,727
    Main Street Small Cap Fund                                 130,300         58,811          71,489         147,316         83,253          64,063
Transparent Value VI
    Directional Allocation Portfolio                                 -              -               -             111         17,707         (17,596)
T. Rowe Price
    Blue Chip Growth Portfolio                                 788,252        104,482         683,770         567,639        214,072         353,567
    Health Sciences Portfolio                                  438,609        109,495         329,114         333,570        145,520         188,050

5.      Financial Highlights

        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the
        Company have the lowest and highest total return.  Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered by the
        Company as contract owners may not have selected all available and applicable contract options.

                                                               December 31                                       Year Ended December 31
                                                  --------------------------------------------   ------------------------------------------------------
                                                                Unit Fair Value                     Investment     Expense Ratio      Total Return
                                                                  Lowest to                           Income         Lowest to         Lowest to
                                                     Units         Highest       Net Assets           Ratio*         Highest**         Highest***
                                                  ------------  --------------- --------------   ----------------- -------------- ---------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Government Money Market Portfolio
          2017                                      1,222,766   $8.06 to 13.39    $12,927,349               0.46%  0.95% to 1.55%   -2.35% to -0.28%
          2016                                        537,525   8.17 to 13.49      $5,702,461               0.10%  0.95% to 1.55%   -2.81% to -0.74%
          2015                                      2,818,110   8.38 to 13.65     $29,276,802               0.02%  0.95% to 1.55%   -2.98% to -0.92%
          2014                                      2,912,098   8.61 to 13.84     $30,551,430               0.01%  0.95% to 1.55%   -2.99% to -0.94%
          2013                                      1,011,266   8.85 to 14.04     $11,068,813               0.04%  0.95% to 1.55%   -2.98% to -0.92%

    High Income Portfolio
          2017                                        389,972   10.21 to 25.86     $6,022,440               2.99%  0.95% to 1.55%    4.59% to 5.91%
          2016                                        971,321   11.88 to 24.42    $18,861,790               8.45%  0.95% to 1.55%   11.69% to 13.09%
          2015                                        253,695   10.55 to 21.60     $3,856,122               8.01%  0.95% to 1.55%   -5.96% to -4.77%
          2014                                        263,730   11.12 to 22.73     $4,679,756               1.62%  0.95% to 1.55%   -1.83% to -0.05%
                                                                                                                                    -3.52% to -3.52%   ****
          2013                                      1,418,842   11.17 to 22.79    $29,817,060               5.41%  0.95% to 1.55%    2.83% to 4.70%

    Equity-Income Portfolio
          2017                                        300,652   14.93 to 53.10     $8,907,143               1.47%  0.95% to 1.55%   9.11% to 11.59%
          2016                                        376,454   13.68 to 47.70     $9,774,609               2.14%  0.95% to 1.55%   14.00% to 16.60%
          2015                                        406,444   12.00 to 40.99     $9,173,777               2.88%  0.95% to 1.55%   -7.25% to -5.14%
          2014                                        480,688   12.94 to 43.29    $11,495,235               2.57%  0.95% to 1.55%    5.06% to 7.45%
          2013                                        576,549   12.31 to 40.39    $12,842,893               2.32%  0.95% to 1.55%   23.74% to 26.62%

    Growth Portfolio
          2017                                        172,145   21.80 to 57.20     $7,746,338               0.20%  0.95% to 1.55%   31.56% to 33.55%
          2016                                        186,071   15.86 to 42.93     $6,313,943               0.03%  0.95% to 1.55%   -1.88% to -0.40%
          2015                                        233,326   16.10 to 43.19     $7,879,022               0.22%  0.95% to 1.55%    4.58% to 5.89%
          2014                                        211,892   15.37 to 40.87     $7,232,346               0.15%  0.95% to 1.55%    8.76% to 9.96%
          2013                                        249,535   14.13 to 37.24     $7,700,899               0.25%  0.95% to 1.55%   32.71% to 34.72%

    Overseas Portfolio
          2017                                        395,965   12.82 to 28.36     $8,054,715               1.22%  0.95% to 1.55%   25.91% to 28.76%
          2016                                        449,447   10.08 to 22.07     $7,167,103               1.20%  0.95% to 1.55%   -8.25% to -6.16%
          2015                                        586,199   10.97 to 23.58     $9,718,029               1.26%  0.95% to 1.55%    0.04% to 2.32%
          2014                                        525,658   10.95 to 23.08     $9,123,654               1.09%  0.95% to 1.55%  -11.19% to -9.16%
                                                                                                                                    -7.13% to -7.13%   ****
          2013                                        566,456   12.31 to 25.46    $11,147,570               1.04%  0.95% to 1.55%   26.01% to 28.94%

    Mid Cap Portfolio
          2017                                        748,760   11.21 to 43.62    $15,996,166               0.52%  0.95% to 1.55%   16.58% to 19.40%
          2016                                        701,998   15.14 to 36.53    $13,075,933               0.33%  0.95% to 1.55%   8.24% to 10.87%
          2015                                        715,309   13.71 to 32.95    $12,461,198               0.33%  0.95% to 1.55%   -4.87% to -2.56%
          2014                                        540,139   14.13 to 33.82    $10,815,973               0.08%  0.95% to 1.55%    2.54% to 5.03%
                                                                                                                                     1.55% to 1.55%    ****
          2013                                        381,205   13.50 to 32.23     $8,974,851               0.37%  0.95% to 1.55%   31.40% to 34.59%

    Asset Manager Portfolio
          2017                                         45,483   16.22 to 32.54     $1,108,425               1.73%  0.95% to 1.55%   11.16% to 12.67%
          2016                                         50,399   14.59 to 28.92     $1,103,446               1.30%  0.95% to 1.55%    0.50% to 1.87%
          2015                                         57,980   14.52 to 28.46     $1,274,831               1.45%  0.95% to 1.55%   -2.33% to -1.00%
          2014                                         66,136   14.87 to 28.82     $1,484,579               1.37%  0.95% to 1.55%    3.14% to 4.54%
          2013                                         73,376   14.41 to 27.62     $1,603,761               1.52%  0.95% to 1.55%   12.72% to 14.25%

    Investment Grade Bond Portfolio
          2017                                        222,145   11.46 to 24.68     $4,019,611               2.18%  0.95% to 1.55%    1.03% to 3.01%
          2016                                        265,273   11.35 to 24.02     $4,645,035               2.13%  0.95% to 1.55%    1.49% to 3.49%
          2015                                        338,163   11.18 to 23.26     $5,663,083               2.31%  0.95% to 1.55%   -3.68% to -1.79%
          2014                                        404,485   11.61 to 23.73     $6,989,441               2.05%  0.95% to 1.55%    2.60% to 4.62%
          2013                                        406,519   11.31 to 22.74     $6,953,868               2.17%  0.95% to 1.55%   -4.87% to -2.99%

    Index 500 Portfolio
          2017                                        616,686   18.31 to 64.02    $20,080,603               1.63%  0.95% to 1.55%   17.42% to 20.26%
          2016                                        708,709   15.59 to 53.34    $18,936,510               1.30%  0.95% to 1.55%   7.91% to 10.53%
          2015                                        826,103   14.45 to 48.36    $20,067,396               1.81%  0.95% to 1.55%   -2.25% to 0.13%
          2014                                        944,828   14.78 to 48.40    $22,728,913               1.43%  0.95% to 1.55%   9.56% to 12.22%
          2013                                      1,114,479   13.49 to 43.22    $23,722,320               1.70%  0.95% to 1.55%   27.57% to 30.66%

    Contrafund Portfolio
          2017                                      1,154,260   11.03 to 72.28    $29,362,042               0.86%  0.95% to 1.55%   18.65% to 20.44%
          2016                                      1,005,538   15.56 to 60.14    $23,032,917               0.64%  0.95% to 1.55%    5.12% to 6.71%
          2015                                      1,038,316   14.64 to 56.48    $23,356,511               0.89%  0.95% to 1.55%   -2.01% to -0.53%
          2014                                        902,945   14.78 to 56.90    $23,914,931               0.82%  0.95% to 1.55%   8.95% to 10.60%
                                                                                                                                     4.14% to 4.14%    ****
          2013                                        788,581   13.41 to 51.55    $22,000,796               0.96%  0.95% to 1.55%   27.47% to 29.72%

    Asset Manager: Growth Portfolio
          2017                                         25,904   16.54 to 34.32       $763,812               1.24%  0.95% to 1.55%   15.81% to 17.37%
          2016                                         26,923   14.28 to 29.32       $678,289               1.25%  0.95% to 1.55%   -0.15% to 1.21%
          2015                                         31,374   13.92 to 29.02       $789,778               1.17%  0.95% to 1.55%   -2.45% to -1.13%
          2014                                         33,415   14.67 to 29.41       $845,115               1.01%  0.95% to 1.55%    3.15% to 4.56%
          2013                                         34,682   14.22 to 28.17       $873,314               0.91%  0.95% to 1.55%   19.31% to 20.93%

    Balanced Portfolio
          2017                                        112,357   19.50 to 29.03     $2,792,652               1.28%  0.95% to 1.55%   13.48% to 15.02%
          2016                                        150,941   17.18 to 25.29     $3,218,268               1.22%  0.95% to 1.55%    4.55% to 5.97%
          2015                                        155,396   16.11 to 23.91     $3,158,310               1.30%  0.95% to 1.55%   -1.92% to -0.59%
          2014                                        191,239   16.37 to 24.11     $3,912,525               1.30%  0.95% to 1.55%    7.52% to 8.98%
          2013                                        216,749   15.18 to 22.18     $4,094,705               1.48%  0.95% to 1.55%   16.57% to 18.16%

    Growth & Income Portfolio
          2017                                         57,456   17.16 to 34.75     $1,777,858               1.17%  0.95% to 1.55%   12.78% to 15.51%
          2016                                         65,708   15.22 to 30.15     $1,752,760               1.55%  0.95% to 1.55%   11.99% to 14.71%
          2015                                         73,080   13.59 to 26.34     $1,726,286               1.71%  0.95% to 1.55%   -5.75% to -3.46%
          2014                                        109,256   14.42 to 27.33     $2,670,633               1.69%  0.95% to 1.55%    6.60% to 9.19%
          2013                                        114,626   13.53 to 25.09     $2,585,024               1.85%  0.95% to 1.55%   28.86% to 31.99%

    Growth Opportunities Portfolio
          2017                                         70,470   23.34 to 30.07     $2,010,137               0.26%  0.95% to 1.55%   31.53% to 32.91%
          2016                                         76,426   17.75 to 22.85     $1,642,818               0.23%  0.95% to 1.55%   -1.92% to -0.88%
          2015                                        106,408   18.09 to 23.29     $2,305,328               0.13%  0.95% to 1.55%    3.26% to 4.35%
          2014                                        120,214   16.92 to 22.54     $2,493,565               0.14%  0.95% to 1.55%   9.24% to 10.89%
          2013                                        136,127   14.71 to 20.53     $2,540,928               0.21%  0.95% to 1.55%   33.61% to 36.24%

    Value Strategies Portfolio
          2017                                        253,806   11.01 to 24.24     $4,727,608               1.29%  0.95% to 1.55%   16.21% to 17.96%
          2016                                        228,649   15.28 to 20.55     $3,697,663               0.96%  0.95% to 1.55%    6.63% to 8.24%
          2015                                        195,397   14.17 to 18.99     $2,973,806               1.02%  0.95% to 1.55%   -5.53% to -4.11%
          2014                                        128,781   14.84 to 19.80     $2,136,806               0.73%  0.95% to 1.55%    3.94% to 5.51%
                                                                                                                                     0.24% to 0.24%    ****
          2013                                        152,155   14.12 to 18.77     $2,558,044               0.87%  0.95% to 1.55%   27.04% to 28.95%

    Strategic Income Portfolio
          2017                                        710,192   10.31 to 11.69     $8,233,259               3.39%  1.15% to 1.35%    6.11% to 6.32%
          2016                                        534,063   10.94 to 10.99     $5,845,982               3.73%  1.00% to 1.50%    6.57% to 6.78%
          2015                                        440,586   10.27 to 10.30     $4,524,047               3.07%  1.00% to 1.50%   -3.25% to -3.06%
          2014                                        315,943   10.61 to 10.62     $3,352,705               3.79%  1.00% to 1.50%    1.99% to 1.99%
                                                                                                                                    -2.13% to -2.13%   ****
          2013                                        169,277   10.40 to 10.40     $1,761,263               6.24%  1.00% to 1.50%   -1.31% to -1.31%

    Emerging Markets Portfolio
          2017                                        274,546   12.32 to 13.38     $3,638,965               0.59%  1.15% to 1.35%   45.09% to 45.37%
          2016                                        147,226    9.16 to 9.20      $1,349,736               0.14%  1.00% to 1.50%    1.57% to 1.77%
          2015                                         98,885    9.02 to 9.04        $891,908               0.39%  1.00% to 1.50%  -11.51% to -11.33%
          2014                                         56,169   10.19 to 10.20       $572,334               0.18%  1.00% to 1.50%   -0.23% to -0.23%
                                                                                                                                    -7.08% to -7.08%   ****
          2013                                         26,070   10.21 to 10.21       $266,234               1.16%  1.00% to 1.50%    2.31% to 2.31%

    Real Estate Portfolio
          2017                                        975,021   10.20 to 15.46    $14,953,636               1.58%  1.15% to 1.35%    2.38% to 2.59%
          2016                                        968,831   14.99 to 15.07    $14,545,145               1.27%  1.00% to 1.50%    4.05% to 4.26%
          2015                                      1,011,644   14.41 to 14.45    $14,586,782               2.02%  1.00% to 1.50%    2.10% to 2.31%
          2014                                        695,830   14.11 to 14.12     $9,820,565               2.07%  1.00% to 1.50%   28.06% to 28.06%
                                                                                                                                     7.82% to 7.82%    ****
          2013                                        313,128   11.02 to 11.02     $3,450,879               2.74%  1.00% to 1.50%    0.25% to 0.25%

    Funds Manager 50% Portfolio
          2017                                        198,441   10.70 to 13.52     $2,669,845               1.03%  1.15% to 1.35%   12.72% to 12.94%
          2016                                        202,694   11.91 to 11.97     $2,420,472               1.20%  1.00% to 1.50%    2.68% to 2.89%
          2015                                        173,095   11.60 to 11.63     $2,010,923               1.35%  1.00% to 1.50%   -1.36% to -1.16%
          2014                                         78,871   11.76 to 11.77       $927,407               1.50%  1.00% to 1.50%    3.54% to 3.54%
                                                                                                                                     0.59% to 0.59%    ****
          2013                                         25,977   11.36 to 11.36       $294,996               1.47%  1.00% to 1.50%   13.12% to 13.12%

    Funds Manager 70% Portfolio
          2017                                        141,689   10.95 to 15.15     $2,124,719               0.82%  1.15% to 1.35%   17.35% to 17.58%
          2016                                        128,472   12.82 to 12.89     $1,652,282               1.07%  1.00% to 1.50%    3.45% to 3.66%
          2015                                        108,212   12.40 to 12.43     $1,343,802               1.49%  1.00% to 1.50%   -1.06% to -0.86%
          2014                                         11,874   12.53 to 12.54       $148,773               1.70%  1.00% to 1.50%    3.69% to 3.69%
                                                                                                                                     0.32% to 0.32%    ****
          2013                                          2,207   12.08 to 12.08        $26,668               1.77%  1.00% to 1.50%   19.91% to 19.91%

    Funds Manager 85% Portfolio
          2017                                         66,292   11.14 to 16.52     $1,036,023               0.73%  1.15% to 1.35%   21.26% to 21.50%
          2016                                         44,169   13.53 to 13.59       $599,483               0.87%  1.00% to 1.50%    4.06% to 4.27%
          2015                                         37,296   13.00 to 13.04       $485,702               1.86%  1.00% to 1.50%   -1.00% to -0.80%
          2014                                         15,956   13.13 to 13.14       $209,559               1.79%  1.00% to 1.50%    3.67% to 3.67%
                                                                                                                                     0.31% to 0.31%    ****
          2013                                          8,867   12.67 to 12.67       $112,333               0.63%  1.00% to 1.50%   25.83% to 25.83%

    Government Money Market Portfolio Service Class 2
          2017                                        204,960    9.29 to 9.29      $1,903,208               0.41%  1.15% to 1.35%   -0.92% to -0.92%
          2016                                        237,859    9.37 to 9.37      $2,229,175               0.01%  1.00% to 1.50%   -1.33% to -1.33%
          2015                                        322,513    9.50 to 9.52      $3,063,196               0.01%  1.00% to 1.50%   -1.33% to -1.13%
          2014                                        535,820    9.63 to 9.63      $5,157,829               0.01%  1.00% to 1.50%   -1.33% to -1.33%
                                                                                                                                    -0.48% to -0.48%   ****
          2013                                        906,415    9.76 to 9.76      $8,842,912               0.01%  1.00% to 1.50%   -1.33% to -1.33%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
          2017                                         66,901   17.33 to 27.29     $1,467,007               1.57%  0.95% to 1.55%   10.83% to 12.84%
          2016                                         96,579   14.86 to 24.29     $1,890,953               1.45%  0.95% to 1.55%    4.09% to 5.98%
          2015                                        133,440   14.63 to 23.03     $2,463,604               1.47%  0.95% to 1.55%   -5.22% to -3.49%
          2014                                        166,079   14.97 to 23.97     $3,221,109               1.34%  0.95% to 1.55%    6.87% to 8.82%
          2013                                        155,855   14.23 to 22.13     $2,783,786               1.54%  0.95% to 1.55%   14.24% to 16.32%

    Capital Appreciation Fund
          2017                                         56,685   29.90 to 43.88     $2,121,643               0.00%  0.95% to 1.55%   18.85% to 20.64%
          2016                                         54,467   24.98 to 36.54     $1,724,354               0.00%  0.95% to 1.55%    0.73% to 2.25%
          2015                                         74,507   24.78 to 35.90     $2,298,489               0.00%  0.95% to 1.55%   -0.29% to 0.97%
          2014                                         81,775   24.71 to 35.72     $2,528,765               0.00%  0.95% to 1.55%    5.79% to 7.12%
          2013                                        101,212   20.33 to 33.50     $2,908,704               0.00%  0.95% to 1.55%   27.18% to 29.68%

    International Fund
          2017                                        194,253   10.65 to 23.20     $3,936,889               0.78%  0.95% to 1.90%   26.26% to 29.70%
          2016                                        196,227   8.43 to 18.08      $3,120,591               0.93%  0.85% to 1.55%   -8.94% to -6.45%
          2015                                        249,534   9.26 to 19.46      $4,241,752               0.29%  0.85% to 1.55%   -3.10% to -0.44%
          2014                                        292,357   9.56 to 19.68      $5,115,572               1.66%  0.85% to 1.55%   -9.04% to -6.55%
          2013                                        362,811   10.51 to 21.21     $6,781,497               1.61%  0.85% to 1.55%   18.05% to 21.10%

    Value Fund
          2017                                      2,797,772   10.65 to 42.16    $50,910,805               1.48%  0.95% to 1.55%    5.17% to 7.55%
          2016                                      2,383,218   15.67 to 39.32    $41,913,966               1.55%  0.95% to 1.55%   16.49% to 19.14%
          2015                                      1,990,436   13.45 to 33.10    $30,066,969               2.11%  0.95% to 1.55%   -7.05% to -4.93%
          2014                                      1,226,310   14.47 to 34.92    $21,477,646               1.40%  0.95% to 1.55%   9.34% to 11.83%
                                                                                                                                     3.29% to 3.29%    ****
          2013                                        701,555   13.01 to 31.32    $13,095,527               1.50%  0.95% to 1.55%   27.28% to 30.24%

    Income & Growth Fund
          2017                                         95,945   14.50 to 26.18     $2,120,192               1.82%  0.95% to 1.90%   15.94% to 19.16%
          2016                                         94,538   12.51 to 23.14     $1,762,167               2.66%  0.85% to 1.55%   9.14% to 12.13%
          2015                                         71,791   11.52 to 20.78     $1,219,374               1.64%  0.85% to 1.55%   -9.32% to -6.84%
          2014                                        180,685   12.65 to 22.46     $3,171,821               1.51%  0.85% to 1.55%   8.31% to 11.27%
          2013                                        195,321   11.73 to 20.33     $3,216,226               1.85%  0.85% to 1.55%   30.89% to 34.20%

    Inflation Protection Fund
          2017                                        513,891   9.36 to 13.66      $6,144,459               2.54%  0.95% to 1.55%    0.57% to 2.69%
          2016                                        558,254   9.15 to 13.30      $6,660,454               1.83%  0.95% to 1.55%    1.25% to 3.40%
          2015                                        672,970   8.89 to 12.86      $7,876,119               1.93%  0.95% to 1.55%   -5.40% to -3.39%
          2014                                        671,024   9.24 to 13.31      $8,285,007               1.37%  0.95% to 1.55%    0.20% to 2.32%
                                                                                                                                    -2.52% to -2.52%   ****
          2013                                        670,335   9.06 to 13.01      $8,238,451               1.75%  0.95% to 1.55%  -11.23% to -9.34%

    Large Company Value Fund
          2017                                         40,383   12.75 to 19.47       $678,885               1.37%  0.95% to 1.90%    6.94% to 9.91%
          2016                                         69,646   11.92 to 17.72     $1,068,958               1.82%  0.85% to 1.55%   11.07% to 13.94%
          2015                                         65,493   11.02 to 15.55       $885,252               1.20%  0.85% to 1.55%   -7.35% to -4.96%
          2014                                        108,647   11.89 to 16.36     $1,581,226               1.28%  0.85% to 1.55%   8.89% to 11.71%
          2013                                        109,054   10.71 to 14.65     $1,443,283               2.23%  0.85% to 1.55%   26.28% to 29.80%

    Mid Cap Value Fund
          2017                                      1,028,234   10.72 to 30.95    $20,474,619               1.42%  0.95% to 1.90%   7.43% to 10.42%
          2016                                        907,794   17.78 to 28.03    $16,892,336               1.53%  0.85% to 1.55%   18.50% to 21.56%
          2015                                        614,195   14.69 to 23.06     $9,465,461               1.41%  0.85% to 1.55%   -4.97% to -2.51%
          2014                                        494,886   15.12 to 23.66     $8,232,560               0.98%  0.85% to 1.55%   12.41% to 15.14%
                                                                                                                                     5.78% to 5.78%    ****
          2013                                        193,232   13.19 to 20.54     $2,979,762               0.90%  0.85% to 1.55%   25.62% to 28.67%

    Ultra Fund
          2017                                        144,118   11.56 to 24.07     $2,892,088               0.22%  0.95% to 1.90%   27.48% to 30.76%
          2016                                         62,392   14.43 to 18.41       $987,916               0.17%  0.85% to 1.55%    0.97% to 3.37%
          2015                                         74,784   14.21 to 17.81     $1,165,001               0.48%  0.85% to 1.55%    2.61% to 5.05%
          2014                                        176,455   13.00 to 16.95     $2,511,586               0.09%  0.85% to 1.55%    5.84% to 8.79%
                                                                                                                                     4.44% to 4.44%    ****
          2013                                        111,896   12.55 to 15.58     $1,611,682               0.16%  0.85% to 1.55%   31.95% to 35.63%

   MFS Variable Insurance Trust
    Research Series
          2017                                         16,081   21.88 to 30.47       $439,389               1.27%  0.95% to 1.40%   20.10% to 21.91%
          2016                                         19,722   18.22 to 25.25       $440,413               0.78%  0.95% to 1.40%    6.66% to 7.46%
          2015                                         23,738   17.33 to 21.44       $496,555               0.65%  0.95% to 1.40%   -1.46% to -0.42%
          2014                                         28,163   17.58 to 21.53       $592,046               0.74%  0.95% to 1.40%    8.08% to 8.90%
          2013                                         32,843   17.34 to 19.77       $635,309               0.31%  0.95% to 1.40%   29.32% to 30.75%

    Growth Series
          2017                                         54,737   25.85 to 36.45     $1,692,492               0.07%  0.95% to 1.40%   27.92% to 29.85%
          2016                                         52,572   20.13 to 28.35     $1,263,117               0.03%  0.95% to 1.40%   -0.04% to 1.21%
          2015                                         96,933   20.11 to 28.29     $2,264,942               0.10%  0.95% to 1.40%    5.12% to 6.29%
          2014                                         59,572   19.13 to 26.89     $1,345,663               0.06%  0.95% to 1.40%    6.48% to 7.66%
          2013                                        111,848   17.33 to 25.23     $2,293,636               0.15%  0.95% to 1.40%   32.86% to 35.20%

    Investors Trust Series
          2017                                         12,151   22.13 to 26.36       $300,384               0.69%  0.95% to 1.40%   20.54% to 21.87%
          2016                                         12,410   18.36 to 21.63       $251,318               0.82%  0.95% to 1.40%    6.12% to 7.29%
          2015                                         14,781   17.30 to 20.16       $281,200               0.23%  0.95% to 1.40%   -2.07% to -0.99%
          2014                                        100,640   17.15 to 21.83     $1,924,122               0.26%  0.95% to 1.40%    8.46% to 9.66%
          2013                                         20,626   16.29 to 18.57       $362,046               1.07%  0.95% to 1.40%   29.52% to 30.49%

    New Discovery Series
          2017                                        141,752   11.40 to 49.48     $3,178,688               0.00%  0.95% to 1.40%   23.28% to 25.14%
          2016                                        120,575   13.48 to 39.62     $2,351,074               0.00%  0.95% to 1.40%    6.59% to 7.77%
          2015                                        136,973   12.56 to 36.85     $2,635,534               0.00%  0.95% to 1.40%   -4.37% to -3.07%
          2014                                        122,995   13.01 to 38.09     $3,002,645               0.00%  0.95% to 1.40%   -9.60% to -8.37%
                                                                                                                                     0.97% to 0.97%    ****
          2013                                        103,838   18.80 to 41.65     $3,326,152               0.00%  0.95% to 1.40%   37.80% to 39.88%

    Corporate Bond Portfolio
          2017                                        337,728   10.29 to 11.17     $3,740,989               3.94%  1.15% to 1.35%    4.69% to 4.90%
          2016                                        240,658   10.60 to 10.65     $2,554,034               5.84%  1.00% to 1.50%    4.56% to 4.77%
          2015                                        133,488   10.14 to 10.17     $1,354,045               4.25%  1.00% to 1.50%   -1.92% to -1.72%
          2014                                         88,466   10.34 to 10.34       $914,440               2.80%  1.00% to 1.50%    4.18% to 4.18%
                                                                                                                                     0.52% to 0.52%    ****
          2013                                         24,507    9.92 to 9.92        $243,125              15.93%  1.00% to 1.50%   -1.84% to -1.84%

    Emerging Markets Equity Portfolio
          2017                                        140,088   11.26 to 11.77     $1,581,252               0.92%  1.15% to 1.35%   35.82% to 36.10%
          2016                                         46,908    8.29 to 8.33        $389,170               0.49%  1.00% to 1.50%    7.58% to 7.80%
          2015                                         45,005    7.71 to 7.73        $347,059               0.87%  1.00% to 1.50%  -14.25% to -14.08%
          2014                                         23,690    8.99 to 8.99        $212,897               0.67%  1.00% to 1.50%   -8.23% to -8.23%
                                                                                                                                   -12.98% to -12.98%  ****
          2013                                         27,667    9.79 to 9.79        $270,944               0.66%  1.00% to 1.50%   -6.67% to -6.67%

    Technology Portfolio
          2017                                        108,390   11.64 to 22.67     $2,353,173               0.00%  1.15% to 1.35%   36.80% to 37.07%
          2016                                        108,325   16.46 to 16.54     $1,785,849               0.00%  1.00% to 1.50%    6.93% to 7.15%
          2015                                        112,897   15.39 to 15.44     $1,739,450               0.00%  1.00% to 1.50%    9.05% to 9.27%
          2014                                         10,187   14.12 to 14.13       $143,829               0.77%  1.00% to 1.50%    8.92% to 8.92%
                                                                                                                                     3.85% to 3.85%    ****
          2013                                          2,323   12.96 to 12.96        $30,113               0.00%  1.00% to 1.50%   32.92% to 32.92%

    Global Tactical Allocation Portfolio
          2017                                        122,063   10.50 to 12.69     $1,535,748               2.73%  1.15% to 1.35%    9.11% to 9.32%
          2016                                         84,702   11.55 to 11.61       $979,859               0.00%  1.00% to 1.50%    4.56% to 4.77%
          2015                                         81,190   11.05 to 11.08       $897,253               6.24%  1.00% to 1.50%   -3.80% to -3.61%
          2014                                         55,610   11.48 to 11.49       $638,493               2.49%  1.00% to 1.50%    2.85% to 2.85%
                                                                                                                                    -1.02% to -1.02%   ****
          2013                                         43,014   11.16 to 11.16       $480,178               3.21%  1.00% to 1.50%    7.09% to 7.09%

    International Value Portfolio
          2017                                        630,846   11.36 to 18.29    $11,319,744               1.38%  1.15% to 1.35%   25.12% to 25.37%
          2016                                        443,000   14.52 to 14.59     $6,438,766               1.23%  1.00% to 1.50%    2.45% to 2.65%
          2015                                        351,748   14.17 to 14.21     $4,987,534               2.13%  1.00% to 1.50%    4.89% to 5.10%
          2014                                        143,195   13.51 to 13.52     $1,934,426               2.14%  1.00% to 1.50%   -0.22% to -0.22%
                                                                                                                                    -3.73% to -3.73%   ****
          2013                                        101,632   13.54 to 13.54     $1,375,984               1.16%  1.00% to 1.50%   25.92% to 25.92%

    Utilities Portfolio
          2013                                        143,147   12.76 to 12.76     $1,825,941               3.16%  1.00% to 1.50%   18.68% to 18.68%

    Utilities Series Portfolio
          2017                                        514,610   10.62 to 14.89     $7,582,594               4.42%  1.15% to 1.35%   12.96% to 13.19%
          2016                                        464,431   13.09 to 13.15     $6,088,629               3.74%  1.00% to 1.50%    9.74% to 9.96%
          2015                                        442,207   11.93 to 11.96     $5,279,667               4.19%  1.00% to 1.50%  -15.90% to -15.73%
          2014                                        293,415   14.18 to 14.19     $4,161,781               3.35%  1.00% to 1.50%    1.16% to 1.24%

    New Discovery Portfolio Service Class
          2013                                         36,707   14.25 to 14.25       $523,148               0.00%  1.00% to 1.50%   39.18% to 39.18%

    Blended Research Core Equity Portfolio
          2017                                        157,770   12.20 to 12.26     $1,926,691               1.69%  1.15% to 1.35%   18.86% to 19.10%
          2016                                         47,719   10.27 to 10.30       $490,595               1.34%  1.00% to 1.50%    6.72% to 6.94%
          2015                                         28,008    9.62 to 9.63        $269,572               0.00%  1.00% to 1.50%   -3.81% to -3.73%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
          2017                                         74,874   19.03 to 29.56     $1,916,553               1.31%  0.95% to 1.40%   11.20% to 12.31%
          2016                                         83,368   17.01 to 26.44     $1,881,106               1.41%  0.95% to 1.40%   14.85% to 16.01%
          2015                                         94,622   13.34 to 22.90     $1,863,186               1.07%  0.95% to 1.40%   -4.79% to -3.78%
          2014                                        122,071   14.01 to 23.91     $2,522,274               0.69%  0.95% to 1.40%    5.52% to 6.63%
          2013                                        130,027   13.28 to 22.52     $2,542,561               0.57%  0.95% to 1.40%   33.14% to 34.61%

    Mid-Cap Stock Portfolio
          2017                                        103,864   14.63 to 41.23     $2,965,787               0.55%  0.95% to 1.40%    3.63% to 5.82%
          2016                                        132,965   14.12 to 39.14     $3,521,556               0.48%  0.95% to 1.40%   12.90% to 15.29%
          2015                                        148,920   12.51 to 34.11     $3,482,477               0.52%  0.95% to 1.40%   -6.68% to -4.70%
          2014                                        186,994   13.40 to 35.95     $4,708,337               0.41%  0.95% to 1.40%   8.18% to 10.47%
          2013                                        221,819   12.39 to 32.70     $5,145,566               0.39%  0.95% to 1.40%   26.22% to 29.09%

    International Opportunities Portfolio
          2017                                        288,234   17.29 to 35.25     $8,941,762               1.10%  0.95% to 1.40%   34.64% to 37.90%
          2016                                        347,117   12.57 to 25.82     $7,840,838               0.87%  0.95% to 1.40%   -7.43% to -5.18%
          2015                                        432,660   13.54 to 27.50    $10,285,481               0.82%  0.95% to 1.40%   7.44% to 10.05%
          2014                                        474,862   12.56 to 25.24    $10,354,674               1.25%  0.95% to 1.40%   -8.86% to -6.65%
          2013                                        568,922   13.74 to 27.31    $13,293,844               1.78%  0.95% to 1.40%   27.36% to 30.45%

    Bond-Debenture Portfolio
          2017                                      1,395,341   10.44 to 13.05    $18,051,413               4.91%  1.15% to 1.35%    7.75% to 7.97%
          2016                                        989,650   12.03 to 12.09    $11,923,220               5.10%  1.00% to 1.50%   10.63% to 10.85%
          2015                                        790,315   10.87 to 10.91     $8,601,279               5.78%  1.00% to 1.50%   -2.85% to -2.66%
          2014                                        334,245   11.19 to 11.20     $3,741,516               6.63%  1.00% to 1.50%    2.95% to 2.95%
                                                                                                                                    -0.83% to -0.83%   ****
          2013                                        105,412   10.87 to 10.87     $1,146,156               8.99%  1.00% to 1.50%    6.72% to 6.72%

    Fundamental Equity Portfolio
          2017                                         87,303   17.25 to 17.37     $1,510,765               1.04%  1.15% to 1.35%   11.07% to 11.29%
          2016                                         91,478   15.53 to 15.61     $1,423,577               1.18%  1.00% to 1.50%   14.19% to 14.42%
          2015                                         90,842   13.60 to 13.64     $1,236,984               1.58%  1.00% to 1.50%   -4.74% to -4.55%
          2014                                         43,075   14.28 to 14.29       $614,985               0.59%  1.00% to 1.50%    5.70% to 5.70%
                                                                                                                                     3.14% to 3.14%    ****
          2013                                         21,701   13.51 to 13.51       $293,099               0.44%  1.00% to 1.50%   33.94% to 33.94%

    Developing Growth Portfolio
          2017                                         99,135   11.71 to 16.91     $1,662,341               0.00%  1.15% to 1.35%   28.19% to 28.44%
          2016                                         98,595   13.10 to 13.16     $1,293,233               0.00%  1.00% to 1.50%   -3.91% to -3.72%
          2015                                        135,593   13.63 to 13.67     $1,849,193               0.00%  1.00% to 1.50%   -9.44% to -9.26%
          2014                                         56,635   15.05 to 15.07       $852,596               0.00%  1.00% to 1.50%    2.32% to 2.32%
                                                                                                                                     5.06% to 5.06%    ****
          2013                                         30,409   14.71 to 14.71       $447,411               0.00%  1.00% to 1.50%   54.58% to 54.58%

    Short Duration Income Portfolio
          2017                                      1,106,388   10.02 to 10.22    $11,247,886               4.29%  1.15% to 1.35%    0.82% to 1.02%
          2016                                        668,380   10.08 to 10.11     $6,743,618               4.00%  1.00% to 1.50%    2.08% to 2.29%
          2015                                        173,325    9.88 to 9.89      $1,710,251               4.73%  1.00% to 1.50%   -1.21% to -1.13%

   Alger Fund
    LargeCap Growth Portfolio
          2017                                        327,042   14.57 to 27.41     $6,786,993               0.00%  0.95% to 1.40%   24.43% to 27.25%
          2016                                        393,955   11.50 to 21.76     $6,527,385               0.00%  0.95% to 1.40%   -3.95% to -1.77%
          2015                                        469,789   11.76 to 22.37     $7,837,100               0.00%  0.95% to 1.40%   -1.49% to 0.76%
          2014                                        526,759   11.73 to 22.43     $8,910,234               0.14%  0.95% to 1.40%    7.49% to 9.94%
          2013                                        710,858   10.72 to 20.60    $11,018,234               0.81%  0.95% to 1.40%   30.76% to 33.80%

    MidCap Growth Portfolio
          2017                                        202,877   15.89 to 28.67     $4,517,235               0.00%  0.95% to 1.40%   25.72% to 28.57%
          2016                                        251,756   12.39 to 22.52     $4,393,261               0.00%  0.95% to 1.40%   -2.21% to 0.02%
          2015                                        287,634   12.65 to 22.74     $5,042,004               0.00%  0.95% to 1.40%   -4.67% to -2.49%
          2014                                        387,170   13.25 to 23.56     $6,892,899               0.00%  0.95% to 1.40%    4.61% to 6.99%
          2013                                        467,371   12.65 to 22.24     $7,780,452               0.32%  0.95% to 1.40%   31.50% to 34.56%

    Capital Appreciation Portfolio
          2017                                        123,843   20.91 to 43.97     $3,521,120               0.16%  0.95% to 1.40%   27.92% to 29.85%
          2016                                        143,197   16.18 to 34.20     $3,086,508               0.16%  0.95% to 1.40%   -1.93% to -0.45%
          2015                                        191,276   16.33 to 34.70     $4,058,885               0.09%  0.95% to 1.40%    3.62% to 5.19%
          2014                                        190,134   15.59 to 33.32     $3,724,336               0.07%  0.95% to 1.40%   11.00% to 12.68%
          2013                                        336,499   13.90 to 29.87     $6,278,603               0.41%  0.95% to 1.40%   31.59% to 33.91%

    SmallCap Growth Portfolio
          2017                                         37,725   16.78 to 33.70       $746,906               0.00%  1.30% to 1.90%   25.69% to 27.52%
          2016                                         44,028   13.22 to 28.96       $680,183               0.00%  0.85% to 1.45%    3.72% to 5.23%
          2015                                         54,382   12.62 to 25.11       $801,221               0.00%  0.85% to 1.45%   -5.61% to -4.23%
          2014                                         63,954   13.24 to 29.47     $1,014,922               0.00%  0.85% to 1.45%   -1.55% to -0.51%
          2013                                         85,377   13.37 to 26.36     $1,359,250               0.00%  0.85% to 1.45%   30.04% to 32.99%

    Capital Appreciation Portfolio Class S
          2017                                      1,805,119   11.31 to 20.62    $36,708,181               0.00%  1.15% to 1.35%   28.99% to 29.25%
          2016                                      1,757,056   15.87 to 15.95    $27,932,263               0.00%  1.00% to 1.50%   -1.12% to -0.93%
          2015                                      1,602,209   16.05 to 16.10    $25,742,438               0.00%  1.00% to 1.50%    4.49% to 4.70%
          2014                                        891,177   15.36 to 15.38    $13,692,750               0.00%  1.00% to 1.50%   11.92% to 11.92%
                                                                                                                                     4.54% to 4.54%    ****
          2013                                        407,192   13.73 to 13.73     $5,589,602               0.18%  1.00% to 1.50%   32.98% to 32.98%

   Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio
          2017                                        106,881   15.60 to 26.38     $1,862,527               0.69%  0.95% to 1.40%   9.23% to 10.60%
          2016                                        108,711   14.16 to 24.09     $1,778,568               0.00%  0.95% to 1.40%    4.90% to 6.22%
          2015                                        177,267   13.38 to 22.91     $2,679,949               0.00%  0.95% to 1.40%   -5.62% to -4.19%
          2014                                         65,420   14.03 to 24.15     $1,206,847               0.00%  0.95% to 1.40%    5.47% to 7.07%
                                                                                                                                     4.60% to 4.60%    ****
          2013                                         69,957   13.15 to 22.79     $1,249,055               0.00%  0.95% to 1.40%   26.76% to 28.68%

    Equity Portfolio
          2014                                              -         -                    $0               0.21%  0.95% to 1.40%         n/a
          2013                                         72,698   13.30 to 19.40     $1,219,869               0.09%  0.95% to 1.40%   28.39% to 29.81%

    S&P 500 Index Portfolio
          2017                                         76,599   18.96 to 28.17     $1,663,499               1.47%  0.95% to 1.40%   19.01% to 20.32%
          2016                                         81,964   15.82 to 23.41     $1,515,372               1.30%  0.95% to 1.40%   9.31% to 10.52%
          2015                                         71,076   14.37 to 21.19     $1,251,751               0.19%  0.95% to 1.40%   -1.07% to 0.02%
          2014                                         63,560   14.43 to 21.18     $1,213,635               3.12%  0.95% to 1.40%    7.98% to 9.17%
                                                                                                                                     4.76% to 4.76%    ****

   Invesco Variable Insurance Funds
    Technology Fund
          2017                                         33,087   19.65 to 29.67       $753,802               0.00%  0.95% to 1.40%   31.87% to 33.86%
          2016                                         20,092   14.84 to 22.38       $339,618               0.00%  0.95% to 1.40%   -3.16% to -1.69%
          2015                                         33,171   15.26 to 23.00       $578,765               0.00%  0.95% to 1.40%    4.23% to 5.81%
          2014                                         31,654   14.59 to 21.95       $516,489               0.00%  0.95% to 1.40%   8.36% to 10.00%
          2013                                         33,609   12.72 to 20.16       $499,465               0.00%  0.95% to 1.40%   21.81% to 23.96%

    Managed Volatility Fund
          2017                                         37,821   21.13 to 31.37     $1,071,793               1.16%  0.95% to 1.40%    7.57% to 9.52%
          2016                                         53,249   19.50 to 28.93     $1,379,034               1.70%  0.95% to 1.40%    7.61% to 9.57%
          2015                                         58,770   17.98 to 26.67     $1,394,675               1.33%  0.95% to 1.40%   -4.81% to -3.08%
          2014                                         77,464   18.55 to 27.79     $1,913,469               3.20%  0.95% to 1.40%   17.30% to 19.43%
          2013                                         68,635   15.87 to 23.51     $1,416,087               2.87%  0.95% to 1.40%    7.75% to 9.71%

    Diversified Dividend Fund
          2017                                         73,764   9.40 to 12.52        $860,319               1.59%  0.95% to 1.40%    5.64% to 7.55%
          2016                                         93,420   8.52 to 11.64      $1,020,691               1.46%  0.95% to 1.40%   11.70% to 13.73%
          2015                                         64,418   7.88 to 10.24        $621,922               2.28%  0.95% to 1.40%   -0.70% to 1.10%
          2014                                        166,947   7.88 to 10.13      $1,586,036               6.05%  0.95% to 1.40%   9.77% to 11.76%
          2013                                         64,598    7.13 to 9.06        $556,521               2.21%  0.95% to 1.40%   27.48% to 29.80%

    Global Health Care Fund
          2017                                         59,493   21.29 to 26.07     $1,462,576               0.36%  0.95% to 1.40%   13.03% to 14.73%
          2016                                         69,202   18.26 to 22.95     $1,465,196               0.00%  0.95% to 1.40%  -13.47% to -12.30%
          2015                                        108,570   21.10 to 26.44     $2,627,428               0.00%  0.95% to 1.40%    0.67% to 2.19%
          2014                                         87,743   21.34 to 26.13     $2,092,394               0.00%  0.95% to 1.40%   16.77% to 18.54%
          2013                                         77,501   16.12 to 22.26     $1,561,425               0.68%  0.95% to 1.40%   37.14% to 39.21%

    Global Real Estate Fund
          2017                                         19,967   10.75 to 13.57       $236,006               3.02%  1.30% to 1.90%   8.81% to 11.00%
          2016                                         21,304   9.88 to 12.23        $228,979               3.01%  0.85% to 1.45%   -1.73% to 0.25%
          2015                                         36,705   10.05 to 12.38       $406,575               2.12%  0.85% to 1.45%   -5.17% to -3.11%
          2014                                         51,032   10.60 to 12.77       $585,994               1.24%  0.85% to 1.45%   10.36% to 12.75%
          2013                                         50,018   9.60 to 11.42        $514,129               3.30%  0.85% to 1.45%   -1.09% to 1.01%

    International Growth Fund
          2017                                         34,589   11.71 to 14.53       $450,107               1.57%  1.30% to 1.90%   18.64% to 20.84%
          2016                                         32,886   9.87 to 12.03        $357,909               1.32%  0.85% to 1.45%   -4.02% to -2.22%
          2015                                         33,234   10.28 to 12.30       $378,692               1.33%  0.85% to 1.45%   -5.87% to -4.11%
          2014                                         37,036   10.93 to 12.83       $439,577               1.94%  0.85% to 1.45%   -3.26% to -1.45%
          2013                                         38,157   11.04 to 13.27       $457,938               0.86%  0.85% to 1.45%   14.41% to 16.89%

    Mid Cap Core Equity Fund
          2017                                         23,986   13.51 to 17.27       $383,293               0.31%  1.30% to 1.90%   10.50% to 12.84%
          2016                                         30,586   12.23 to 15.06       $427,305               0.00%  0.85% to 1.45%   9.71% to 11.20%
          2015                                         15,520   11.88 to 13.74       $199,799               0.11%  0.85% to 1.45%   -7.20% to -5.85%
          2014                                         12,121   12.81 to 14.52       $166,797               0.00%  0.85% to 1.45%    0.99% to 2.47%
          2013                                         22,442   12.30 to 14.17       $296,804               0.87%  0.85% to 1.45%   24.42% to 26.24%

   J.P. Morgan Series Trust II
    Core Bond Portfolio
          2017                                        244,804   8.76 to 12.99      $2,956,412               2.50%  0.95% to 1.40%    0.47% to 2.60%
          2016                                        285,934   8.72 to 12.66      $3,395,498               3.66%  0.95% to 1.40%   -0.95% to 1.15%
          2015                                        325,502   8.81 to 12.52      $3,809,883               3.65%  0.95% to 1.40%   -1.92% to 0.16%
          2014                                        357,455   8.98 to 12.50      $4,184,593               3.94%  0.95% to 1.40%    1.77% to 3.93%
          2013                                        402,648   8.82 to 12.02      $4,514,348               4.69%  0.95% to 1.40%   -4.43% to -2.40%

    Small Cap Core Portfolio
          2017                                         80,679   18.95 to 35.56     $2,328,221               0.31%  0.95% to 1.40%   11.94% to 14.14%
          2016                                        103,406   16.93 to 31.46     $2,639,261               0.43%  0.95% to 1.40%   16.78% to 19.08%
          2015                                        144,407   14.50 to 26.69     $3,086,926               0.10%  0.95% to 1.40%   -7.99% to -6.18%
          2014                                        201,524   15.65 to 28.73     $4,600,600               0.10%  0.95% to 1.40%    6.14% to 8.56%
          2013                                        202,751   14.75 to 26.73     $4,297,164               0.80%  0.95% to 1.40%   37.75% to 40.95%

   Rydex Variable Trust
    Nova Fund
          2017                                         27,237   22.60 to 34.07       $742,031               0.05%  0.95% to 1.40%   28.60% to 30.54%
          2016                                         32,874   17.57 to 26.36       $692,932               0.00%  0.95% to 1.40%   12.92% to 14.63%
          2015                                         21,989   15.56 to 23.23       $398,785               0.00%  0.95% to 1.40%   -3.12% to -1.66%
          2014                                         30,233   16.06 to 23.86       $561,653               0.10%  0.95% to 1.40%   15.72% to 17.47%
          2013                                         25,658   13.88 to 20.51       $402,657               0.08%  0.95% to 1.40%   45.39% to 47.58%

    NASDAQ-100 Fund
          2017                                         27,872   27.89 to 42.55     $1,031,427               0.00%  0.95% to 1.40%   27.96% to 29.88%
          2016                                         22,039   23.92 to 33.09       $627,513               0.00%  0.95% to 1.40%    3.68% to 4.98%
          2015                                         44,391   21.08 to 31.84     $1,208,870               0.00%  0.95% to 1.40%    5.62% to 7.22%
          2014                                         54,125   19.96 to 29.99     $1,356,794               0.00%  0.95% to 1.40%   14.60% to 16.34%
          2013                                         98,960   17.41 to 26.04     $2,128,283               0.00%  0.95% to 1.40%   31.36% to 33.35%

    U.S. Government Money Market Fund
          2017                                         60,153    7.69 to 9.65        $572,532               0.00%  0.95% to 1.45%   -2.36% to -0.94%
          2016                                         23,570    7.87 to 9.74        $220,542               0.00%  0.95% to 1.45%   -2.37% to -0.95%
          2015                                         56,744    7.69 to 9.83        $542,391               0.00%  0.95% to 1.45%   -2.71% to -0.95%
          2014                                         68,055    7.90 to 9.93        $647,251               0.00%  0.95% to 1.45%   -1.98% to -0.95%
          2013                                         35,346   8.22 to 10.02        $324,918               0.00%  0.95% to 1.45%   -3.50% to -0.95%

    Inverse S&P 500 Strategy Fund
          2017                                         40,345    1.33 to 2.09         $65,662               0.00%  0.95% to 1.40%  -19.10% to -18.13%
          2016                                         73,955    1.64 to 2.44        $148,204               0.00%  0.95% to 1.40%  -13.88% to -12.84%
          2015                                         86,072    1.90 to 2.95        $199,322               0.00%  0.95% to 1.40%   -6.47% to -5.34%
          2014                                         85,097    2.02 to 3.13        $204,943               0.00%  0.95% to 1.40%  -16.27% to -15.26%
          2013                                        116,167    2.41 to 3.71        $340,299               0.00%  0.95% to 1.40%  -28.48% to -27.21%

    Inverse NASDAQ-100 Strategy Fund
          2017                                         87,116    0.65 to 1.27         $66,748               0.00%  0.95% to 1.40%  -26.11% to -25.37%
          2016                                        119,942    0.87 to 1.11        $121,182               0.00%  0.95% to 1.40%  -11.23% to -10.34%
          2015                                        251,753    0.98 to 1.91        $299,429               0.00%  0.95% to 1.40%  -14.55% to -13.70%
          2014                                        284,321    1.15 to 2.22        $390,457               0.00%  0.95% to 1.40%  -20.20% to -19.40%
          2013                                        320,796    1.44 to 2.77        $548,496               0.00%  0.95% to 1.40%  -30.42% to -29.72%

    Inverse Government Long Bond Strategy Fund
          2017                                          4,174    2.43 to 2.78         $10,769               0.00%  0.95% to 1.40%  -10.64% to -9.75%
          2016                                          9,898    2.71 to 3.23         $28,913               0.00%  0.95% to 1.40%   -4.82% to -3.86%
          2015                                         16,398    2.85 to 3.21         $51,164               0.00%  0.95% to 1.40%   -3.12% to -2.15%
          2014                                         11,003    2.94 to 3.28         $35,271               0.00%  0.95% to 1.40%  -26.36% to -25.62%
          2013                                         51,688    3.90 to 4.56        $217,032               0.00%  0.95% to 1.40%   12.98% to 14.17%

    Government Long Bond 1.2x Strategy
          2017                                         14,583   15.12 to 18.37       $260,461               1.12%  0.95% to 1.40%    6.98% to 8.59%
          2016                                         20,845   14.13 to 16.92       $336,452               5.09%  0.95% to 1.40%   -2.74% to -1.27%
          2015                                         15,760   14.53 to 17.13       $261,028               2.40%  0.95% to 1.40%   -7.39% to -5.99%
          2014                                         17,755   15.69 to 18.22       $306,838               1.47%  0.95% to 1.40%   31.42% to 33.41%
          2013                                          8,581   11.94 to 13.66       $113,239               2.75%  0.95% to 1.40%  -20.23% to -19.03%

    NASDAQ-100 2x Strategy Fund
          2015                                            195   34.33 to 34.33         $6,692               0.00%  0.85% to 1.45%   12.75% to 12.75%
          2014                                            195   30.45 to 30.45         $5,940               0.00%  0.85% to 1.45%         n/a
          2013                                            203   21.81 to 21.81         $4,433               0.00%  0.85% to 1.45%   76.39% to 76.39%

    Inverse Dow 2x Strategy Fund
          2015                                            424    0.95 to 0.95            $403               0.00%  0.85% to 1.45%   -9.54% to -9.54%
          2014                                            425    1.05 to 1.05            $446               0.00%  0.85% to 1.45%         n/a
          2013                                            442    1.31 to 1.31            $582               0.00%  0.85% to 1.45%  -45.08% to -24.12%

   Rydex Variable Insurance Fund
    Biotechnology Fund
          2017                                        309,349   11.07 to 20.74     $6,335,674               0.00%  1.15% to 1.35%   27.71% to 27.96%
          2016                                        314,517   16.13 to 16.21     $5,082,563               0.00%  1.00% to 1.50%  -20.74% to -20.58%
          2015                                        445,946   20.35 to 20.41     $9,081,414               0.00%  1.00% to 1.50%    7.02% to 7.23%
          2014                                        173,310   19.01 to 19.03     $3,295,338               0.00%  1.00% to 1.50%   30.92% to 30.92%
                                                                                                                                    15.51% to 15.51%   ****
          2013                                         40,582   14.52 to 14.52       $589,380               0.00%  1.00% to 1.50%   52.14% to 52.14%

    S&P 500 Pure Growth Fund
          2017                                        178,493   11.27 to 19.58     $3,356,794               0.00%  1.15% to 1.35%   22.73% to 22.98%
          2016                                        125,350   15.84 to 15.92     $1,990,152               0.00%  1.00% to 1.50%    1.20% to 1.40%
          2015                                        221,134   15.65 to 15.70     $3,463,621               0.00%  1.00% to 1.50%   -0.28% to -0.08%
          2014                                        128,892   15.70 to 15.71     $2,023,165               0.00%  1.00% to 1.50%   10.91% to 10.91%
                                                                                                                                     1.19% to 1.19%    ****
          2013                                         32,718   14.15 to 14.15       $463,018               0.00%  1.00% to 1.50%   39.42% to 39.42%

    S&P MidCap 400 Pure Growth Fund
          2017                                         85,002   10.95 to 15.50     $1,289,701               0.00%  1.15% to 1.35%   17.17% to 17.41%
          2016                                         65,558   13.14 to 13.20       $863,140               0.00%  1.00% to 1.50%    1.32% to 1.52%
          2015                                        117,626   12.97 to 13.00     $1,526,220               0.00%  1.00% to 1.50%   -0.04% to 0.16%
          2014                                         36,676   12.97 to 12.98       $475,850               0.00%  1.00% to 1.50%   -2.87% to -2.87%
                                                                                                                                    -1.32% to -1.32%   ****
          2013                                         18,761   13.36 to 13.36       $250,587               0.00%  1.00% to 1.50%   32.25% to 32.25%

   Guggenheim Variable Insurance Fund
    Long Short Equity Fund
          2017                                         58,807   12.97 to 18.03       $812,450               0.33%  0.95% to 1.40%   12.59% to 13.77%
          2016                                         55,939   11.44 to 15.85       $690,817               0.00%  0.95% to 1.50%   -1.34% to -0.30%
          2015                                         65,326   11.52 to 15.89       $807,249               0.00%  0.95% to 1.50%   -0.74% to 0.30%
          2014                                         24,817   11.54 to 15.85       $324,361               0.00%  0.95% to 1.50%    0.76% to 1.82%
                                                                                                                                     4.58% to 4.58%    ****
          2013                                         23,566   11.38 to 15.56       $314,281               0.00%  0.95% to 1.50%   15.08% to 16.35%

    Multi-Hedge Strategies Fund
          2017                                        285,836   10.45 to 10.52     $2,992,781               0.00%  1.15% to 1.35%    2.29% to 2.49%
          2016                                        340,483   10.22 to 10.27     $3,484,188               0.11%  0.85% to 1.45%   -1.82% to -1.62%
          2015                                        303,213   10.41 to 10.44     $3,158,140               0.88%  0.85% to 1.45%    0.48% to 0.68%
          2014                                        116,842   10.36 to 10.37     $1,210,281               0.00%  0.85% to 1.45%    3.26% to 3.26%
                                                                                                                                     2.53% to 2.53%    ****
          2013                                         36,008   10.03 to 10.03       $361,203               0.00%  0.85% to 1.45%    0.29% to 0.29%

    Global Managed Futures Strategies Fund
          2017                                         46,227   8.91 to 10.48        $416,230               1.42%  1.15% to 1.35%    7.26% to 7.47%
          2016                                         56,508    8.31 to 8.35        $470,218               3.01%  0.85% to 1.45%  -15.91% to -15.74%
          2015                                         69,270    9.88 to 9.91        $684,912               2.05%  0.85% to 1.45%   -2.87% to -2.67%
          2014                                         22,032   10.17 to 10.18       $224,160               0.00%  0.85% to 1.45%   10.58% to 10.58%
                                                                                                                                    10.18% to 10.18%   ****
          2013                                         12,698    9.20 to 9.20        $116,825               0.00%  0.85% to 1.45%    1.21% to 1.21%

    Small Cap Value Fund
          2017                                        162,176   10.24 to 15.91     $2,558,208               0.40%  1.15% to 1.35%    2.31% to 2.52%
          2016                                        203,114   15.45 to 15.52     $3,139,446               0.10%  0.85% to 1.45%   24.91% to 25.16%
          2015                                        162,442   12.37 to 12.40     $2,009,520               0.00%  0.85% to 1.45%   -7.87% to -7.69%
          2014                                        139,234   13.42 to 13.43     $1,868,987               0.01%  0.85% to 1.45%   -2.70% to -2.70%
                                                                                                                                    -1.20% to -1.20%   ****
          2013                                         86,124   13.80 to 13.80     $1,188,176               0.00%  0.85% to 1.45%   34.96% to 34.96%

   ProFunds VP
    Access VP High Yield Fund
          2017                                         14,091   14.19 to 17.93       $229,753               4.89%  1.30% to 1.90%    1.30% to 3.34%
          2016                                         25,847   14.01 to 17.35       $409,262               3.49%  0.85% to 1.45%    5.36% to 7.49%
          2015                                         21,653   13.30 to 16.14       $322,199               3.09%  0.85% to 1.45%   -3.19% to -1.24%
          2014                                         52,715   13.74 to 16.48       $799,500               5.44%  0.85% to 1.45%   -1.08% to 1.02%
          2013                                         39,328   13.84 to 16.32       $588,669               2.54%  0.85% to 1.45%    6.29% to 8.49%

    Asia 30
          2017                                          9,158   11.69 to 14.26       $117,521               0.00%  1.30% to 1.90%   28.64% to 30.84%
          2016                                          7,741   9.59 to 10.90         $78,213               0.90%  0.85% to 1.45%   -2.09% to -0.91%
          2015                                         12,639   9.79 to 11.00        $131,290               0.47%  0.85% to 1.45%  -11.84% to -10.77%
          2014                                         17,340   10.87 to 12.33       $199,553               0.08%  0.85% to 1.45%   -4.48% to -3.08%
          2013                                         18,418   11.16 to 12.72       $222,757               0.02%  0.85% to 1.45%   11.46% to 13.20%

    Banks
          2017                                         14,551    5.92 to 7.23         $96,800               0.13%  1.30% to 1.90%   13.76% to 15.71%
          2016                                         21,861    5.21 to 6.24        $125,039               0.10%  0.85% to 1.45%   19.53% to 20.91%
          2015                                         32,482    4.51 to 5.42        $163,946               0.70%  0.85% to 1.45%   -3.67% to -1.82%
          2014                                         48,088    4.68 to 5.52        $242,667               0.07%  0.85% to 1.45%    6.79% to 8.30%
          2013                                         32,473    4.38 to 4.94        $149,095               0.59%  0.85% to 1.45%   29.19% to 31.14%

    Basic Materials
          2017                                          7,655   12.82 to 15.82       $111,540               0.56%  1.30% to 1.90%   19.22% to 21.37%
          2016                                          5,782   10.76 to 12.69        $66,637               0.60%  0.85% to 1.45%   14.87% to 16.67%
          2015                                          6,198   9.36 to 10.88         $61,802               3.36%  0.85% to 1.45%  -16.55% to -15.25%
          2014                                          7,262   11.22 to 12.84        $85,380               0.43%  0.85% to 1.45%   -1.42% to 0.12%
          2013                                         42,748   11.38 to 12.82       $518,870               0.41%  0.85% to 1.45%   14.82% to 16.61%

    Bear
          2017                                         49,737    1.77 to 2.07         $95,271               0.00%  1.30% to 1.90%  -20.58% to -19.51%
          2016                                         52,976    2.23 to 2.57        $127,038               0.00%  0.85% to 1.45%  -15.54% to -14.69%
          2015                                         55,001    2.66 to 3.06        $152,545               0.00%  0.85% to 1.45%   -7.92% to -6.57%
          2014                                         81,717    2.80 to 3.30        $245,978               0.00%  0.85% to 1.45%  -17.16% to -15.74%
          2013                                         67,746    3.41 to 3.89        $244,825               0.00%  0.85% to 1.45%  -28.65% to -27.83%

    Biotechnology
          2017                                         15,974   26.26 to 33.75       $477,485               0.00%  1.30% to 1.90%   18.28% to 20.84%
          2016                                         19,526   22.20 to 27.93       $491,608               0.00%  0.85% to 1.45%  -18.43% to -16.65%
          2015                                         40,737   27.22 to 33.51     $1,256,764               0.00%  0.85% to 1.45%   -0.30% to 1.86%
          2014                                         28,510   27.30 to 32.90       $857,982               0.00%  0.85% to 1.45%   25.21% to 27.92%
          2013                                         41,422   21.80 to 25.91       $987,161               0.00%  0.85% to 1.45%   62.63% to 66.24%

    Bull
          2017                                         95,202   14.05 to 18.16     $1,551,482               0.00%  1.30% to 1.90%   15.25% to 17.81%
          2016                                         90,174   12.19 to 15.25     $1,228,781               0.00%  0.85% to 1.45%    5.89% to 8.14%
          2015                                        115,563   11.45 to 14.10     $1,499,602               0.00%  0.85% to 1.45%   -3.93% to -1.84%
          2014                                        221,481   11.92 to 14.37     $2,939,445               0.00%  0.85% to 1.45%    7.58% to 9.64%
          2013                                        137,159   11.08 to 12.82     $1,668,297               0.00%  0.85% to 1.45%   25.23% to 27.63%

    Consumer Goods
          2017                                          8,337   17.47 to 22.33       $169,427               1.47%  1.30% to 1.90%   11.22% to 13.57%
          2016                                         12,131   15.71 to 19.66       $214,397               1.64%  0.85% to 1.45%    0.08% to 2.21%
          2015                                          8,660   15.70 to 19.23       $154,530               0.93%  0.85% to 1.45%    0.68% to 2.46%
          2014                                         33,886   15.46 to 18.54       $575,590               0.56%  0.85% to 1.45%    6.44% to 8.42%
          2013                                         56,143   14.47 to 16.74       $867,050               1.43%  0.85% to 1.45%   24.16% to 26.35%

    Consumer Services
          2017                                          9,951   18.76 to 23.83       $215,762               0.00%  1.30% to 1.90%   14.19% to 16.55%
          2016                                         10,305   16.52 to 20.45       $194,430               0.00%  0.85% to 1.45%    0.55% to 2.58%
          2015                                         14,786   16.43 to 19.93       $269,712               0.00%  0.85% to 1.45%    1.04% to 3.08%
          2014                                          9,299   16.26 to 19.34       $168,724               0.00%  0.85% to 1.45%   8.54% to 10.73%
          2013                                         46,377   14.98 to 17.80       $762,722               0.25%  0.85% to 1.45%   34.99% to 37.93%

    Dow 30
          2017                                         10,930   14.48 to 18.18       $182,323               0.00%  1.30% to 1.90%   19.66% to 22.01%
          2016                                          9,988   12.10 to 14.74       $131,454               0.00%  0.85% to 1.45%   9.71% to 11.37%
          2015                                         68,652   10.96 to 13.37       $887,095               0.00%  0.85% to 1.45%   -6.17% to -4.70%
          2014                                        141,777   11.68 to 13.42     $1,800,880               0.00%  0.85% to 1.45%    2.88% to 4.48%
          2013                                         39,080   11.06 to 12.79       $478,654               0.00%  0.85% to 1.45%   20.63% to 22.82%

    Emerging Markets
          2017                                         27,496    5.97 to 7.45        $186,590               0.12%  1.30% to 1.90%   28.69% to 31.54%
          2016                                         22,668    4.64 to 5.53        $116,103               0.32%  0.85% to 1.45%    7.19% to 9.30%
          2015                                         26,020    4.32 to 5.06        $125,975               1.59%  0.85% to 1.45%  -20.21% to -18.63%
          2014                                         38,948    5.42 to 6.22        $230,410               0.37%  0.85% to 1.45%   -6.74% to -4.91%
          2013                                        100,024    5.81 to 6.60        $624,682               0.57%  0.85% to 1.45%   -9.64% to -7.72%

    Europe 30
          2017                                          8,886   8.72 to 10.69         $86,997               1.78%  1.30% to 1.90%   16.13% to 18.17%
          2016                                          9,390    7.51 to 8.81         $77,994               2.72%  0.85% to 1.45%    4.57% to 6.15%
          2015                                         10,469    7.01 to 8.30         $81,943               4.74%  0.85% to 1.45%  -13.77% to -12.25%
          2014                                         11,023    8.12 to 9.46         $98,741               1.78%  0.85% to 1.45%  -11.61% to -10.05%
          2013                                         14,316   9.19 to 10.51        $141,178               0.67%  0.85% to 1.45%   17.75% to 19.77%

    Falling U.S. Dollar
          2017                                          6,843    5.66 to 6.04         $39,268               0.00%  1.30% to 1.90%    5.89% to 6.58%
          2016                                          7,450    5.35 to 5.67         $40,388               0.00%  0.85% to 1.45%   -8.09% to -7.49%
          2015                                         14,144    5.61 to 6.36         $83,783               0.00%  0.85% to 1.45%  -12.14% to -11.17%
          2014                                         16,460    6.62 to 7.16        $112,390               0.00%  0.85% to 1.45%  -14.67% to -13.73%
          2013                                         18,442    7.44 to 8.30        $145,290               0.00%  0.85% to 1.45%   -4.67% to -3.28%

    Financials
          2017                                         15,740   8.02 to 10.37        $143,511               0.11%  1.30% to 1.90%   14.02% to 16.55%
          2016                                        117,382    7.03 to 8.89        $966,039               0.04%  0.85% to 1.45%   11.30% to 13.72%
          2015                                         62,516    6.35 to 7.82        $450,279               0.10%  0.85% to 1.45%   -4.93% to -2.86%
          2014                                        131,799    6.68 to 8.12        $971,880               0.03%  0.85% to 1.45%   8.98% to 11.35%
          2013                                         52,779    6.13 to 7.23        $358,400               0.78%  0.85% to 1.45%   28.18% to 30.24%

    Health Care
          2017                                         17,789   19.45 to 24.42       $385,951               0.00%  1.30% to 1.90%   16.77% to 19.06%
          2016                                         68,810   16.65 to 20.51     $1,315,986               0.00%  0.85% to 1.45%   -7.35% to -5.53%
          2015                                         48,007   17.98 to 22.24       $978,607               0.00%  0.85% to 1.45%    1.41% to 3.67%
          2014                                         96,432   17.65 to 21.45     $1,877,448               0.07%  0.85% to 1.45%   19.45% to 22.10%
          2013                                         97,904   14.84 to 17.57     $1,554,631               0.56%  0.85% to 1.45%   34.95% to 37.95%

    Industrials
          2017                                         11,053   15.70 to 19.94       $197,506               0.20%  1.30% to 1.90%   18.08% to 20.52%
          2016                                          8,497   13.30 to 16.55       $125,630               0.17%  0.85% to 1.45%   13.62% to 15.74%
          2015                                         14,563   11.95 to 14.51       $190,231               0.04%  0.85% to 1.45%   -6.65% to -4.76%
          2014                                         17,083   12.81 to 15.23       $236,311               0.09%  0.85% to 1.45%    2.05% to 4.11%
          2013                                         40,195   12.41 to 14.63       $536,718               0.12%  0.85% to 1.45%   33.57% to 36.27%

    International
          2017                                         14,171    6.58 to 8.13        $107,712               0.00%  1.30% to 1.90%   17.74% to 20.23%
          2016                                         12,976    5.59 to 6.70         $80,595               0.00%  0.85% to 1.45%   -4.24% to -2.30%
          2015                                         24,096    5.83 to 6.86        $155,572               0.00%  0.85% to 1.45%   -6.75% to -4.86%
          2014                                         22,869    6.26 to 7.21        $153,060               0.00%  0.85% to 1.45%  -11.18% to -9.39%
          2013                                         18,762    7.04 to 7.95        $139,275               0.00%  0.85% to 1.45%   15.50% to 17.83%

    Internet
          2017                                         11,237   28.96 to 36.37       $363,555               0.00%  1.30% to 1.90%   31.39% to 33.97%
          2016                                         12,539   22.05 to 27.15       $307,871               0.00%  0.85% to 1.45%    1.90% to 3.91%
          2015                                         19,608   21.63 to 26.51       $471,647               0.00%  0.85% to 1.45%   16.21% to 18.50%
          2014                                         14,375   18.62 to 22.05       $289,013               0.00%  0.85% to 1.45%   -2.36% to -0.63%
          2013                                         16,186   19.07 to 21.81       $329,941               0.00%  0.85% to 1.45%   46.64% to 48.86%

    Japan
          2017                                          6,194    7.57 to 9.24         $53,758               0.00%  1.30% to 1.90%   14.68% to 16.64%
          2016                                         15,216    6.60 to 7.92        $110,735               0.00%  0.85% to 1.45%   -2.80% to -1.13%
          2015                                         36,394    6.79 to 8.13        $273,731               0.00%  0.85% to 1.45%    2.43% to 3.82%
          2014                                         48,576    6.63 to 7.46        $337,069               0.00%  0.85% to 1.45%   -0.07% to 1.28%
          2013                                         55,659    6.64 to 7.36        $405,810               0.00%  0.85% to 1.45%   43.71% to 45.45%

    Large-Cap Growth
          2017                                         48,720   16.75 to 21.91       $966,247               0.00%  1.30% to 1.90%   20.87% to 23.68%
          2016                                         40,785   14.16 to 17.72       $665,632               0.04%  0.85% to 1.45%    1.50% to 3.66%
          2015                                         70,061   13.95 to 17.09     $1,111,368               0.00%  0.85% to 1.45%    0.29% to 2.42%
          2014                                        111,577   13.73 to 16.69     $1,736,803               0.12%  0.85% to 1.45%   8.99% to 11.47%
          2013                                         78,600   12.60 to 14.97     $1,095,646               0.23%  0.85% to 1.45%   26.17% to 28.98%

    Large-Cap Value
          2017                                         58,880   12.01 to 15.53       $834,969               0.83%  1.30% to 1.90%   9.54% to 11.97%
          2016                                         66,923   10.97 to 13.87       $856,099               0.80%  0.85% to 1.45%   11.46% to 13.94%
          2015                                         43,799   9.84 to 12.17        $499,313               1.24%  0.85% to 1.45%   -8.01% to -5.97%
          2014                                        102,658   10.70 to 12.95     $1,235,661               0.82%  0.85% to 1.45%    6.67% to 9.05%
          2013                                         71,726   10.03 to 11.87       $801,534               1.30%  0.85% to 1.45%   25.55% to 28.22%

    Mid-Cap
          2017                                        247,613   14.11 to 17.80     $3,823,445               0.00%  1.30% to 1.90%   9.43% to 11.97%
          2016                                        252,920   12.90 to 15.90     $3,577,317               0.00%  0.85% to 1.45%   14.01% to 16.66%
          2015                                        261,896   11.31 to 13.63     $3,215,020               0.00%  0.85% to 1.45%   -7.78% to -5.68%
          2014                                        135,919   12.19 to 14.45     $1,774,581               0.00%  0.85% to 1.45%    3.74% to 6.26%
          2013                                        220,190   11.75 to 13.60     $2,772,410               0.00%  0.85% to 1.45%   26.04% to 29.10%

    Mid-Cap Growth
          2017                                         23,686   16.62 to 20.99       $451,663               0.00%  1.30% to 1.90%   14.36% to 16.67%
          2016                                         28,573   14.53 to 17.99       $468,951               0.00%  0.85% to 1.45%   9.10% to 11.31%
          2015                                         80,792   13.19 to 16.16     $1,213,312               0.00%  0.85% to 1.45%   -3.17% to -1.11%
          2014                                         55,228   13.56 to 16.34       $843,479               0.00%  0.85% to 1.45%    2.35% to 4.42%
          2013                                         42,394   13.42 to 15.77       $623,060               0.00%  0.85% to 1.45%   26.16% to 28.84%

    Mid-Cap Value
          2017                                         20,107   14.11 to 18.25       $323,868               0.15%  1.30% to 1.90%    6.81% to 9.18%
          2016                                         30,569   13.21 to 16.71       $468,145               0.11%  0.85% to 1.45%   20.06% to 22.61%
          2015                                         14,503   11.00 to 13.49       $180,400               0.17%  0.85% to 1.45%  -11.38% to -9.50%
          2014                                         16,877   12.42 to 14.90       $233,200               0.31%  0.85% to 1.45%    6.40% to 8.65%
          2013                                         24,145   11.67 to 13.71       $308,115               0.54%  0.85% to 1.45%   27.74% to 30.32%

    Government Money Market
          2017                                        840,720    7.07 to 9.24      $6,983,028               0.02%  1.30% to 1.90%   -3.51% to -1.27%
          2016                                        415,989    7.40 to 9.36      $3,536,380               0.02%  0.85% to 1.45%   -3.42% to -1.27%
          2015                                      1,214,953    7.41 to 9.48     $10,377,559               0.02%  0.85% to 1.45%   -3.75% to -1.27%
          2014                                      1,132,943    7.70 to 9.60      $9,948,249               0.02%  0.85% to 1.45%   -3.76% to -1.27%
          2013                                      1,189,889    8.00 to 9.73     $10,693,366               0.02%  0.85% to 1.45%   -3.76% to -1.27%

    Oil & Gas
          2017                                         84,586   8.37 to 10.63        $761,640               1.15%  1.30% to 1.90%   -6.59% to -4.66%
          2016                                        140,512   8.96 to 11.15      $1,347,231               1.35%  0.85% to 1.45%   19.91% to 22.27%
          2015                                        142,722    7.51 to 9.12      $1,130,718               0.83%  0.85% to 1.45%  -25.97% to -24.55%
          2014                                        149,975   10.25 to 12.35     $1,600,863               0.50%  0.85% to 1.45%  -13.89% to -12.02%
          2013                                        159,459   11.90 to 14.04     $1,970,343               0.44%  0.85% to 1.45%   19.86% to 22.16%

    NASDAQ-100
          2017                                         33,311   22.30 to 29.17       $878,315               0.00%  1.30% to 1.90%   25.65% to 28.56%
          2016                                         63,804   17.75 to 22.33     $1,250,808               0.00%  0.85% to 1.45%    1.43% to 3.64%
          2015                                         48,860   17.50 to 21.86       $977,928               0.00%  0.85% to 1.45%    3.55% to 5.96%
          2014                                        117,689   16.90 to 20.63     $2,279,719               0.00%  0.85% to 1.45%   12.76% to 15.09%
          2013                                         55,249   14.99 to 17.54       $932,204               0.00%  0.85% to 1.45%   29.40% to 32.08%

    Pharmaceuticals
          2017                                          8,247   16.27 to 19.96       $147,974               1.06%  1.30% to 1.90%    6.68% to 8.56%
          2016                                         12,522   15.25 to 18.39       $211,731               0.42%  0.85% to 1.45%   -6.95% to -5.31%
          2015                                         45,414   16.39 to 20.09       $838,578               0.16%  0.85% to 1.45%    0.95% to 2.63%
          2014                                         43,240   16.24 to 18.74       $762,099               0.89%  0.85% to 1.45%   15.37% to 17.29%
          2013                                         15,825   14.07 to 15.97       $236,316               2.77%  0.85% to 1.45%   27.23% to 28.96%

    Precious Metals
          2017                                        231,622    3.19 to 4.00        $801,627               0.00%  1.30% to 1.90%    1.67% to 3.66%
          2016                                        218,288    3.13 to 3.86        $722,397               0.00%  0.85% to 1.45%   50.54% to 53.42%
          2015                                        189,337    2.09 to 2.58        $416,837               0.00%  0.85% to 1.45%  -35.14% to -33.72%
          2014                                        219,266    3.23 to 3.89        $741,708               0.00%  0.85% to 1.45%  -26.45% to -24.85%
          2013                                        234,647    4.39 to 5.18      $1,078,329               0.00%  0.85% to 1.45%  -40.05% to -38.75%

    Real Estate
          2017                                         10,685   10.60 to 13.38       $124,847               4.41%  1.30% to 1.90%    4.29% to 6.39%
          2016                                         12,156   10.16 to 12.58       $137,417               3.02%  0.85% to 1.45%    2.04% to 4.10%
          2015                                         16,777   9.96 to 12.08        $181,980               0.34%  0.85% to 1.45%   -3.17% to -1.22%
          2014                                         85,718   10.28 to 12.50       $977,108               2.25%  0.85% to 1.45%   20.66% to 23.40%
          2013                                         17,042   8.52 to 10.13        $156,498               2.17%  0.85% to 1.45%   -3.35% to -1.45%

    Rising Rates Opportunity
          2017                                         26,545    1.58 to 1.94         $48,570               0.00%  1.30% to 1.90%  -14.93% to -13.43%
          2016                                         63,493    1.85 to 2.24        $129,889               0.00%  0.85% to 1.45%   -8.42% to -6.81%
          2015                                         89,642    2.03 to 2.40        $197,675               0.00%  0.85% to 1.45%   -4.97% to -3.29%
          2014                                        200,607    2.13 to 2.58        $471,037               0.00%  0.85% to 1.45%  -32.66% to -31.16%
          2013                                        135,000    3.17 to 3.75        $476,179               0.00%  0.85% to 1.45%   12.64% to 14.97%

    Semiconductor
          2017                                          1,948   17.31 to 20.26        $36,793               0.23%  1.30% to 1.90%   31.24% to 33.01%
          2016                                          2,809   13.19 to 14.99        $39,241               0.03%  0.85% to 1.45%   24.99% to 25.12%
          2015                                            969   11.87 to 12.45        $11,653               0.81%  0.85% to 1.45%   -4.94% to -4.46%
          2014                                          3,860   12.21 to 13.04        $48,679               0.02%  0.85% to 1.45%   31.67% to 31.67%
          2013                                            174    9.48 to 9.48          $1,650               0.17%  0.85% to 1.45%   30.64% to 30.64%

    Short Dow 30
          2017                                          2,541    1.38 to 1.58          $3,755               0.00%  1.30% to 1.90%  -24.39% to -23.52%
          2016                                          2,968    1.83 to 2.07          $5,809               0.00%  0.85% to 1.45%  -19.00% to -18.43%
          2015                                          6,832    2.26 to 2.44         $16,312               0.00%  0.85% to 1.45%   -7.36% to -6.61%
          2014                                         21,612    2.36 to 2.67         $54,239               0.00%  0.85% to 1.45%  -14.18% to -13.49%
          2013                                          6,731    2.84 to 3.02         $20,055               0.00%  0.85% to 1.45%  -31.29% to -30.74%

    Short Emerging Markets
          2017                                              -    2.67 to 2.67              $0               0.00%  1.30% to 1.90%  -29.62% to -29.62%
          2016                                            251    3.80 to 3.80            $951               0.00%  0.85% to 1.45%  -18.31% to -18.31%
          2015                                          7,710    4.37 to 4.94         $34,812               0.00%  0.85% to 1.45%    8.22% to 9.58%
          2014                                          6,676    4.12 to 4.65         $29,394               0.00%  0.85% to 1.45%   -5.80% to -4.18%
          2013                                         12,817    4.38 to 4.85         $59,450               0.00%  0.85% to 1.45%   -2.94% to -1.96%

    Short International
          2017                                          5,649    3.05 to 3.13         $17,533               0.00%  1.30% to 1.90%  -22.71% to -22.51%
          2016                                          5,658    4.00 to 4.04         $22,711               0.00%  0.85% to 1.45%   -8.22% to -8.13%
          2015                                          9,391    4.24 to 4.40         $41,164               0.00%  0.85% to 1.45%   -6.16% to -6.06%
          2014                                          9,488    4.58 to 4.71         $44,355               0.00%  0.85% to 1.45%    0.06% to 0.46%
          2013                                          8,911    4.58 to 4.69         $41,478               0.00%  0.85% to 1.45%  -23.11% to -22.80%

    Short Mid-Cap
          2017                                          2,534    1.39 to 1.51          $3,763               0.00%  1.30% to 1.90%  -17.45% to -16.87%
          2016                                          2,587    1.68 to 1.81          $4,621               0.00%  0.85% to 1.45%  -22.63% to -22.08%
          2015                                          8,094    2.15 to 2.32         $18,356               0.00%  0.85% to 1.45%   -4.71% to -4.71%
          2014                                          2,567    2.28 to 2.44          $6,192               0.00%  0.85% to 1.45%  -15.11% to -14.43%
          2013                                          1,045    2.69 to 2.86          $2,899               0.00%  0.85% to 1.45%  -29.91% to -29.34%

    Short NASDAQ-100
          2017                                            479    1.03 to 1.25            $492               0.00%  1.30% to 1.90%  -27.52% to -26.28%
          2016                                          3,503    1.42 to 1.70          $5,773               0.00%  0.85% to 1.45%  -12.81% to -12.37%
          2015                                          1,836    1.59 to 1.71          $3,080               0.00%  0.85% to 1.45%  -15.70% to -15.32%
          2014                                         15,010    1.93 to 2.24         $33,086               0.00%  0.85% to 1.45%  -21.84% to -20.90%
          2013                                         60,863    2.40 to 2.71        $153,793               0.00%  0.85% to 1.45%  -31.56% to -30.73%

    Short Small-Cap
          2017                                         15,041    1.32 to 1.41         $21,057               0.00%  1.30% to 1.90%  -16.81% to -16.31%
          2016                                         17,220    1.58 to 1.69         $28,825               0.00%  0.85% to 1.45%  -23.99% to -23.53%
          2015                                         91,178    2.03 to 2.46        $199,257               0.00%  0.85% to 1.45%   -4.09% to -3.17%
          2014                                         37,968    2.10 to 2.37         $85,910               0.00%  0.85% to 1.45%  -12.22% to -11.38%
          2013                                         29,702    2.42 to 2.60         $76,436               0.00%  0.85% to 1.45%  -33.52% to -32.88%

    Small-Cap
          2017                                         23,012   12.92 to 16.71       $338,478               0.00%  1.30% to 1.90%   8.57% to 10.98%
          2016                                         32,393   11.90 to 15.06       $440,535               0.00%  0.85% to 1.45%   15.57% to 18.14%
          2015                                         93,178   10.30 to 12.75     $1,114,147               0.00%  0.85% to 1.45%   -9.43% to -7.51%
          2014                                         37,694   11.37 to 13.65       $478,404               0.00%  0.85% to 1.45%   -1.05% to 1.05%
          2013                                        111,944   11.49 to 13.51     $1,421,395               0.00%  0.85% to 1.45%   32.47% to 35.28%

    Small-Cap Growth
          2017                                         22,458   15.86 to 20.75       $415,721               0.00%  1.30% to 1.90%   8.99% to 11.51%
          2016                                         31,058   14.55 to 18.61       $521,485               0.00%  0.85% to 1.45%   15.98% to 18.38%
          2015                                         50,438   12.55 to 15.53       $724,202               0.00%  0.85% to 1.45%   -2.31% to -0.23%
          2014                                         41,244   12.97 to 15.70       $606,727               0.00%  0.85% to 1.45%   -1.34% to 0.75%
          2013                                         40,844   13.10 to 15.45       $584,168               0.00%  0.85% to 1.45%   36.14% to 37.85%

    Small-Cap Value
          2017                                         12,852   13.49 to 17.65       $202,299               0.01%  1.30% to 1.90%    5.84% to 8.30%
          2016                                         64,723   12.75 to 16.30       $962,479               0.00%  0.85% to 1.45%   24.53% to 26.80%
          2015                                          4,133   10.51 to 12.52        $48,292               0.00%  0.85% to 1.45%  -11.30% to -9.69%
          2014                                          4,197   11.85 to 13.86        $54,429               0.00%  0.85% to 1.45%    2.33% to 4.19%
          2013                                         24,250   11.41 to 13.46       $301,669               0.30%  0.85% to 1.45%   33.14% to 35.76%

    Technology
          2017                                         11,161   19.61 to 24.91       $248,374               0.08%  1.30% to 1.90%   30.42% to 33.11%
          2016                                          5,954   15.53 to 18.71       $103,172               0.00%  0.85% to 1.45%   8.70% to 10.62%
          2015                                         57,536   13.94 to 17.17       $905,559               0.00%  0.85% to 1.45%   -1.17% to 0.83%
          2014                                         21,474   14.11 to 16.78       $331,461               0.00%  0.85% to 1.45%   14.51% to 16.18%
          2013                                          7,547   12.81 to 14.32       $104,030               0.00%  0.85% to 1.45%   21.43% to 23.14%

    Telecommunications
          2017                                          2,048   12.40 to 14.10        $26,980               0.38%  1.30% to 1.90%   -4.77% to -3.72%
          2016                                         53,902   13.02 to 14.65       $753,817               0.13%  0.85% to 1.45%   18.36% to 19.67%
          2015                                         50,477   10.90 to 12.24       $590,356               4.35%  0.85% to 1.45%   -0.79% to -0.14%
          2014                                          4,597   11.59 to 12.53        $54,392               7.38%  0.85% to 1.45%   -1.57% to -1.43%
          2013                                          1,437   11.17 to 12.06        $16,940              16.23%  0.85% to 1.45%    9.69% to 9.85%

    U.S. Government Plus
          2017                                         11,630   15.02 to 18.97       $198,838               0.17%  1.30% to 1.90%    5.83% to 7.97%
          2016                                         59,078   14.19 to 17.57       $956,100               0.00%  0.85% to 1.45%   -3.59% to -1.94%
          2015                                         19,548   14.31 to 17.44       $307,245               0.00%  0.85% to 1.45%   -9.07% to -7.19%
          2014                                         28,371   15.73 to 19.37       $509,949               0.24%  0.85% to 1.45%   31.90% to 34.16%
          2013                                          9,826   12.30 to 14.01       $127,594               0.45%  0.85% to 1.45%  -21.78% to -20.44%

    UltraBull
          2017                                         31,169   17.80 to 23.55       $669,377               0.00%  1.30% to 1.90%   35.92% to 39.20%
          2016                                         22,446   14.03 to 16.74       $360,275               0.00%  0.85% to 1.45%   15.04% to 16.78%
          2015                                         27,484   11.62 to 14.11       $348,805               0.00%  0.85% to 1.45%   -6.27% to -4.38%
          2014                                        129,780   12.24 to 14.75     $1,682,728               0.00%  0.85% to 1.45%   18.76% to 21.34%
          2013                                        403,692   10.31 to 12.39     $4,405,510               0.00%  0.85% to 1.45%   62.19% to 65.47%

    UltraMid-Cap
          2017                                         46,847   20.48 to 25.57     $1,005,435               0.00%  1.30% to 1.90%   24.81% to 27.20%
          2016                                         49,743   16.59 to 20.10       $858,209               0.00%  0.85% to 1.45%   33.70% to 36.13%
          2015                                         46,496   12.17 to 14.77       $594,932               0.00%  0.85% to 1.45%  -12.10% to -10.73%
          2014                                         50,348   13.84 to 15.84       $725,795               0.00%  0.85% to 1.45%   11.60% to 13.34%
          2013                                         62,083   12.40 to 14.08       $797,720               0.00%  0.85% to 1.45%   65.08% to 67.66%

    UltraNASDAQ-100
          2017                                          7,962   48.87 to 61.00       $421,197               0.00%  1.30% to 1.90%   63.05% to 66.16%
          2016                                          7,352   30.45 to 34.99       $243,338               0.00%  0.85% to 1.45%    5.36% to 6.42%
          2015                                          8,837   28.21 to 33.91       $274,158               0.00%  0.85% to 1.45%   9.92% to 11.30%
          2014                                         31,495   25.01 to 30.53       $875,772               0.00%  0.85% to 1.45%   31.43% to 33.28%
          2013                                         10,637   19.53 to 22.00       $218,848               0.00%  0.85% to 1.45%   73.24% to 75.24%

    UltraShort Dow30
          2017                                         16,836    0.31 to 0.33          $5,438               0.00%  1.30% to 1.90%  -41.82% to -41.47%
          2016                                         24,820    0.53 to 0.56         $13,766               0.00%  0.85% to 1.45%  -33.94% to -33.55%
          2015                                         26,797    0.80 to 0.85         $22,281               0.00%  0.85% to 1.45%  -12.23% to -11.61%
          2014                                         46,984    0.91 to 0.99         $43,812               0.00%  0.85% to 1.45%  -27.65% to -26.70%
          2013                                        142,728    1.24 to 1.37        $182,921               0.00%  0.85% to 1.45%  -45.78% to -44.90%
    UltraShort NASDAQ-100
          2017                                         37,158    0.14 to 0.15          $5,665               0.00%  1.30% to 1.90%  -46.83% to -46.48%
          2016                                         37,513    0.27 to 0.29         $10,691               0.00%  0.85% to 1.45%  -22.96% to -22.45%
          2015                                         37,867    0.35 to 0.37         $13,882               0.00%  0.85% to 1.45%  -28.80% to -28.26%
          2014                                         90,597    0.49 to 0.57         $47,661               0.00%  0.85% to 1.45%  -38.09% to -36.58%
          2013                                        140,815    0.79 to 0.91        $117,260               0.00%  0.85% to 1.45%  -50.50% to -49.35%

    UltraSmall-Cap
          2017                                         14,172   12.58 to 15.80       $198,759               0.00%  1.30% to 1.90%   20.67% to 23.03%
          2016                                          9,953   11.17 to 12.84       $117,261               0.00%  0.85% to 1.45%   35.40% to 36.62%
          2015                                          4,739    8.25 to 9.45         $39,829               0.00%  0.85% to 1.45%  -15.46% to -14.40%
          2014                                         16,512   9.91 to 11.38        $171,462               0.00%  0.85% to 1.45%    2.37% to 3.14%
          2013                                         15,887   9.57 to 10.45        $158,026               0.00%  0.85% to 1.45%   81.06% to 83.15%

    Utilities
          2017                                          6,833   16.03 to 18.55       $119,953               2.63%  1.30% to 1.90%    7.49% to 8.83%
          2016                                          9,545   14.92 to 17.05       $154,597               2.46%  0.85% to 1.45%   11.79% to 13.19%
          2015                                          9,050   12.90 to 15.06       $125,847               2.91%  0.85% to 1.45%   -9.40% to -7.93%
          2014                                         42,167   13.93 to 16.84       $657,452               1.79%  0.85% to 1.45%   22.04% to 24.26%
          2013                                         10,572   11.82 to 13.55       $133,747              10.80%  0.85% to 1.45%   9.85% to 11.46%

   VanEck Worldwide Insurance Trust
    Global Hard Assets Fund
          2017                                        524,574   7.30 to 32.78      $8,487,983               0.00%  0.95% to 1.90%   -5.52% to -2.62%
          2016                                        626,212   7.73 to 33.90     $10,135,813               0.39%  0.85% to 1.50%   38.55% to 42.35%
          2015                                        523,056   5.61 to 23.98      $6,954,590               0.03%  0.85% to 1.50%  -35.88% to -34.08%
          2014                                        395,691   8.57 to 36.63      $9,780,718               0.09%  0.85% to 1.50%  -22.09% to -19.87%
                                                                                                                                   -28.78% to -28.78%  ****
          2013                                        467,619   10.77 to 46.03    $14,420,775               0.68%  0.85% to 1.50%    6.66% to 9.49%

    Emerging Markets Fund
          2017                                         63,611   24.02 to 49.93     $2,802,208               0.39%  0.95% to 1.40%   46.08% to 49.61%
          2016                                         52,001   16.22 to 33.71     $1,568,804               0.46%  0.95% to 1.40%   -3.20% to -0.84%
          2015                                         62,112   17.95 to 34.34     $1,891,155               0.58%  0.95% to 1.40%  -16.83% to -14.81%
          2014                                         66,852   19.61 to 40.71     $2,384,347               0.53%  0.95% to 1.40%   -3.70% to -1.36%
          2013                                         85,296   20.09 to 41.68     $3,061,222               1.92%  0.95% to 1.40%   8.33% to 10.96%

    Unconstrained Emerging Markets Bond Fund
          2017                                         49,355   10.67 to 17.17       $791,433               2.53%  0.95% to 1.40%   9.54% to 11.19%
          2016                                         65,434   9.74 to 15.44        $945,819               0.00%  0.95% to 1.40%    4.26% to 5.42%
          2015                                         77,931   9.91 to 14.65      $1,042,454               6.27%  0.95% to 1.40%  -14.85% to -13.91%
          2014                                         72,887   11.63 to 17.01     $1,170,311               9.14%  0.95% to 1.40%    0.11% to 1.22%
          2013                                         77,580   11.61 to 16.81     $1,221,511               2.95%  0.95% to 1.40%  -11.01% to -10.03%

   Janus Henderson Series
    Global Technology Portfolio
          2017                                        106,809   12.00 to 24.50     $2,538,098               0.00%  1.15% to 1.35%   42.98% to 43.26%
          2016                                         66,993   17.02 to 17.10     $1,142,061               0.08%  1.00% to 1.50%   12.32% to 12.55%
          2015                                         33,831   15.15 to 15.19       $513,270               0.00%  1.00% to 1.50%    3.24% to 3.45%
          2014                                          6,527   14.68 to 14.69        $95,791               0.00%  1.00% to 1.50%    7.88% to 7.88%
                                                                                                                                     3.26% to 3.26%    ****
          2013                                          3,839   13.60 to 13.60        $52,223               0.00%  1.00% to 1.50%   33.58% to 33.58%

    Overseas Portfolio
          2017                                         56,799   9.47 to 11.34        $543,020               2.24%  1.15% to 1.35%   29.06% to 29.31%
          2016                                         52,504    7.34 to 7.37        $385,736               4.72%  1.00% to 1.50%   -7.96% to -7.77%
          2015                                         52,782    7.97 to 7.99        $421,164               0.79%  1.00% to 1.50%  -10.03% to -9.85%
          2014                                         16,434    8.86 to 8.87        $145,603               8.28%  1.00% to 1.50%  -13.28% to -13.28%
                                                                                                                                   -15.62% to -15.62%  ****
          2013                                          6,185   10.22 to 10.22        $63,189               1.54%  1.00% to 1.50%   12.75% to 12.75%

    Research Portfolio
          2017                                         31,413   19.04 to 19.17       $599,282               0.27%  1.15% to 1.35%   25.85% to 26.10%
          2016                                         30,729   15.13 to 15.20       $465,551               0.37%  1.00% to 1.50%   -1.07% to -0.88%
          2015                                         26,487   15.29 to 15.33       $405,293               0.54%  1.00% to 1.50%    3.67% to 3.87%
          2014                                         17,758   14.75 to 14.76       $261,946               0.14%  1.00% to 1.50%   11.22% to 11.22%
                                                                                                                                     6.83% to 6.83%    ****
          2013                                          1,996   13.26 to 13.26        $26,475               0.53%  1.00% to 1.50%   28.25% to 28.25%

    Enterprise Services Portfolio
          2017                                        687,373   11.51 to 17.25    $11,539,277               0.13%  1.15% to 1.35%   25.39% to 25.64%
          2016                                        354,446   13.66 to 13.73     $4,847,632               0.03%  1.00% to 1.50%   10.60% to 10.82%
          2015                                        178,316   12.35 to 12.39     $2,204,176               0.68%  1.00% to 1.50%    2.38% to 2.58%
          2014                                         74,241   12.06 to 12.07       $895,713               0.03%  1.00% to 1.50%   10.74% to 10.74%
                                                                                                                                     7.20% to 7.20%    ****
          2013                                          8,252   10.89 to 10.89        $89,904               0.06%  1.00% to 1.50%         n/a

    Global Research Portfolio
          2017                                         44,442   11.29 to 16.80       $738,548               0.83%  1.15% to 1.35%   24.99% to 25.24%
          2016                                         42,850   13.35 to 13.42       $573,168               0.87%  1.00% to 1.50%    0.45% to 0.65%
          2015                                         51,315   13.29 to 13.33       $682,697               0.63%  1.00% to 1.50%   -3.84% to -3.65%
          2014                                         24,287   13.82 to 13.83       $335,776               1.16%  1.00% to 1.50%    5.74% to 5.74%
                                                                                                                                     0.86% to 0.86%    ****
          2013                                          7,610   13.07 to 13.07        $99,475               0.81%  1.00% to 1.50%   26.36% to 26.36%

    Mid Cap Value Portfolio
          2017                                        192,293   10.90 to 16.70     $3,154,990               0.66%  1.15% to 1.35%   12.11% to 12.34%
          2016                                        172,121   14.79 to 14.86     $2,548,863               0.87%  1.00% to 1.50%   17.17% to 17.40%
          2015                                        173,772   12.62 to 12.66     $2,194,809               1.07%  1.00% to 1.50%   -4.98% to -4.79%
          2014                                        136,108   13.29 to 13.30     $1,808,251               3.23%  1.00% to 1.50%    6.98% to 6.98%
                                                                                                                                     2.05% to 2.05%    ****
          2013                                        141,871   12.42 to 12.42     $1,761,754               1.53%  1.00% to 1.50%   24.12% to 24.12%

    Balanced Portfolio
          2017                                        990,962   11.03 to 15.65    $15,400,133               1.40%  1.15% to 1.35%   16.56% to 16.79%
          2016                                        772,313   13.34 to 13.40    $10,307,917               2.11%  1.00% to 1.50%    2.92% to 3.13%
          2015                                        640,520   12.96 to 13.00     $8,303,706               1.48%  1.00% to 1.50%   -0.94% to -0.74%
          2014                                        410,391   13.08 to 13.09     $5,368,804               1.60%  1.00% to 1.50%    6.79% to 6.79%
                                                                                                                                     2.68% to 2.68%    ****
          2013                                        121,245   12.25 to 12.25     $1,485,331               1.53%  1.00% to 1.50%   18.20% to 18.20%

    Flexible Bond Portfolio
          2017                                        395,731   10.09 to 10.82     $4,255,966               2.48%  1.15% to 1.35%    1.97% to 2.17%
          2016                                        409,203   10.54 to 10.59     $4,314,965               2.75%  1.00% to 1.50%    0.85% to 1.05%
          2015                                        314,058   10.45 to 10.48     $3,282,663               2.57%  1.00% to 1.50%   -1.40% to -1.21%
          2014                                        161,860   10.60 to 10.61     $1,715,306               2.78%  1.00% to 1.50%    3.29% to 3.29%
                                                                                                                                     0.42% to 0.42%    ****
          2013                                         55,608   10.26 to 10.26       $570,522               2.36%  1.00% to 1.50%   -1.66% to -1.66%

    GI Unconstrained Bond Portfolio
          2017                                         92,634   10.02 to 10.07       $928,697               3.20%  1.15% to 1.35%    0.34% to 0.54%
          2016                                         92,217   9.99 to 10.01        $921,572               7.36%  1.00% to 1.50%    3.20% to 3.41%
          2015                                         41,302    9.68 to 9.68        $399,651               0.02%  1.00% to 1.50%   -3.24% to -3.16%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
          2017                                      3,903,746   10.19 to 17.46    $47,973,212               2.02%  0.95% to 1.90%    1.17% to 3.93%
          2016                                      3,818,433   10.51 to 16.80    $46,163,641               2.09%  0.85% to 1.50%   -1.00% to 1.71%
          2015                                      4,385,518   10.38 to 16.52    $52,754,367               4.84%  0.85% to 1.50%   -3.15% to -0.50%
          2014                                      4,930,506   10.49 to 16.61    $60,003,397               2.26%  0.85% to 1.50%    0.54% to 3.29%
                                                                                                                                     1.04% to 1.04%    ****
          2013                                      3,570,098   10.20 to 16.08    $46,265,894               2.21%  0.85% to 1.50%   -5.62% to -2.89%

    Low Duration Portfolio
          2017                                      2,110,065   9.64 to 13.27     $21,281,171               1.18%  0.95% to 1.90%   -2.23% to 0.39%
          2016                                      1,997,087   9.86 to 13.22     $20,264,692               1.59%  0.85% to 1.50%   -2.18% to 0.45%
          2015                                      1,473,313   9.89 to 13.16     $15,139,350               3.60%  0.85% to 1.50%   -3.23% to -0.63%
          2014                                        825,642   10.08 to 13.24     $8,882,637               1.09%  0.85% to 1.50%   -2.71% to -0.10%
                                                                                                                                    -0.45% to -0.45%   ****
          2013                                      1,160,717   10.14 to 13.26    $13,108,651               1.54%  0.85% to 1.50%   -3.67% to -1.08%

    High Yield Portfolio
          2017                                        558,843   10.22 to 22.96     $8,637,362               4.90%  0.95% to 1.90%    2.64% to 5.60%
          2016                                        593,692   12.28 to 21.74     $9,233,370               5.52%  0.85% to 1.50%   8.31% to 11.38%
          2015                                        502,446   11.08 to 19.52     $7,321,209               6.27%  0.85% to 1.50%   -5.27% to -2.57%
          2014                                        689,238   11.43 to 20.04    $10,655,617               6.13%  0.85% to 1.50%   -0.47% to 2.36%
                                                                                                                                    -1.12% to -1.12%   ****
          2013                                        998,411   11.22 to 19.57    $15,287,645               5.12%  0.85% to 1.50%    1.79% to 4.73%

    Real Return Portfolio
          2017                                      2,200,216   9.68 to 16.35     $21,756,775               2.26%  0.95% to 1.90%   -0.10% to 2.68%
          2016                                      2,059,005   9.47 to 15.92     $19,988,829               2.23%  0.85% to 1.50%    1.48% to 4.20%
          2015                                      2,069,414   9.14 to 15.28     $19,823,710               4.94%  0.85% to 1.50%   -6.15% to -3.62%
          2014                                      1,338,579   9.53 to 15.85     $13,711,387               1.29%  0.85% to 1.50%   -0.55% to 2.12%
                                                                                                                                    -3.79% to -3.79%   ****
          2013                                        832,720   9.38 to 15.53      $8,873,537               1.95%  0.85% to 1.50%  -12.43% to -10.08%

    All Asset Portfolio
          2017                                        427,745   11.66 to 15.90     $5,085,136               4.54%  0.95% to 1.90%   9.49% to 12.09%
          2016                                        455,788   10.42 to 14.22     $4,857,731               2.63%  0.85% to 1.50%   9.02% to 11.61%
          2015                                        445,075   9.36 to 12.77      $4,283,204               3.58%  0.85% to 1.50%  -12.31% to -10.23%
          2014                                        347,319   10.44 to 14.39     $3,802,685               5.84%  0.85% to 1.50%   -3.00% to -0.84%
                                                                                                                                    -6.19% to -6.19%   ****
          2013                                        219,328   10.54 to 14.51     $2,471,218               3.79%  0.85% to 1.50%   -3.33% to -1.28%

    Global Multi-Asset Managed Allocation Portfolio
          2017                                         42,294   10.72 to 10.79       $453,296               2.40%  1.15% to 1.35%   12.47% to 12.69%
          2016                                         35,831    9.53 to 9.57        $341,433               2.33%  1.00% to 1.50%    2.53% to 2.73%
          2015                                         35,820    9.29 to 9.32        $332,894               1.85%  1.00% to 1.50%   -1.60% to -1.40%
          2014                                         30,990    9.44 to 9.45        $292,661               2.56%  1.00% to 1.50%    3.17% to 3.17%
                                                                                                                                    -2.06% to -2.06%   ****
          2013                                         28,971    9.15 to 9.15        $265,184               3.59%  1.00% to 1.50%   -9.14% to -9.14%

    Short-Term Portfolio
          2017                                      4,498,478   10.04 to 10.11    $45,244,074               1.53%  1.15% to 1.35%    0.93% to 1.13%
          2016                                      4,502,212    9.95 to 9.99     $44,840,939               1.46%  1.00% to 1.50%    0.90% to 1.10%
          2015                                      4,964,649    9.86 to 9.89     $48,977,991               0.97%  1.00% to 1.50%   -0.35% to -0.15%
          2014                                      2,903,050    9.89 to 9.90     $28,719,578               0.63%  1.00% to 1.50%   -0.74% to -0.74%
                                                                                                                                    -0.59% to -0.59%   ****
          2013                                      1,255,036    9.97 to 9.97     $12,508,239               0.60%  1.00% to 1.50%   -0.88% to -0.88%

    Emerging Markets Bond Portfolio
          2017                                        113,889   10.29 to 11.94     $1,334,555               4.83%  1.15% to 1.35%    8.30% to 8.51%
          2016                                         83,940   10.95 to 11.00       $920,654               5.18%  1.00% to 1.50%   11.68% to 11.90%
          2015                                         85,513    9.80 to 9.83        $839,198               5.66%  1.00% to 1.50%   -3.65% to -3.46%
          2014                                         58,294   10.18 to 10.18       $593,217               5.70%  1.00% to 1.50%    0.05% to 0.05%
                                                                                                                                    -6.40% to -6.40%   ****
          2013                                         32,378   10.17 to 10.17       $329,343               5.73%  1.00% to 1.50%   -8.29% to -8.29%

    Global (Unhedged) Bond Portfolio
          2017                                         38,990    9.90 to 9.97        $386,836               1.92%  1.15% to 1.35%    7.07% to 7.28%
          2016                                         40,963    9.24 to 9.29        $379,316               1.43%  1.00% to 1.50%    2.54% to 2.75%
          2015                                         49,611    9.01 to 9.04        $447,672               1.58%  1.00% to 1.50%   -5.41% to -5.22%
          2014                                         29,102    9.53 to 9.54        $277,361               3.20%  1.00% to 1.50%    0.79% to 0.79%
                                                                                                                                    -3.88% to -3.88%   ****
          2013                                         16,789    9.46 to 9.46        $158,754               0.77%  1.00% to 1.50%   -9.80% to -9.80%

    Commodity Real Return Strategy Portfolio
          2017                                      1,252,137   5.41 to 10.45      $6,786,599              10.65%  1.15% to 1.35%    0.68% to 0.88%
          2016                                      1,324,651    5.37 to 5.40      $7,123,636               1.05%  1.00% to 1.50%   13.33% to 13.56%
          2015                                      1,303,707    4.74 to 4.75      $6,181,911               3.97%  1.00% to 1.50%  -26.66% to -26.51%
          2014                                        678,892    6.46 to 6.47      $4,386,635               0.33%  1.00% to 1.50%  -19.71% to -19.71%
                                                                                                                                   -22.56% to -22.56%  ****
          2013                                        283,823    8.05 to 8.05      $2,284,093               0.97%  1.00% to 1.50%  -15.86% to -15.86%

    Foreign Bond (USD-Hedged) Adv Portfolio
          2017                                         73,753   10.10 to 10.65       $781,044               5.88%  1.15% to 1.35%    1.29% to 1.49%
          2016                                         41,620   10.46 to 10.49       $435,755               1.54%  1.00% to 1.50%    4.94% to 5.15%
          2015                                         13,383    9.97 to 9.98        $133,478               4.48%  1.00% to 1.50%   -0.31% to -0.23%

    Unconstrained Bond Adv Portfolio
          2017                                        224,134   10.16 to 10.40     $2,322,720               1.65%  1.15% to 1.35%    3.50% to 3.71%
          2016                                        184,597   10.00 to 10.03     $1,848,338               1.79%  1.00% to 1.50%    3.23% to 3.43%
          2015                                         80,271    9.69 to 9.70        $778,126               4.30%  1.00% to 1.50%   -3.09% to -3.01%

    Income Advisor Portfolio
          2017                                        630,868   10.12 to 10.13     $6,386,284               0.84%  1.15% to 1.35%    1.22% to 1.30%

   Goldman Sachs Variable Insurance Trust
    Small Cap Equity Insights Fund
          2017                                         89,065   13.16 to 21.71     $1,776,378               0.46%  0.95% to 1.90%   7.53% to 10.51%
          2016                                        128,423   12.24 to 19.65     $2,279,264               1.18%  0.85% to 1.45%   19.20% to 22.04%
          2015                                        104,241   10.56 to 16.10     $1,562,783               0.22%  0.85% to 1.45%   -5.45% to -3.05%
          2014                                        188,901   11.17 to 16.61     $2,895,798               0.66%  0.85% to 1.45%    3.25% to 5.92%
          2013                                        193,993   10.61 to 15.68     $2,813,055               1.06%  0.85% to 1.45%   30.70% to 34.34%

    Large Cap Value Fund
          2017                                         12,121   16.57 to 19.41       $219,163               1.40%  0.95% to 1.40%    7.69% to 8.82%
          2016                                         17,716   15.39 to 17.84       $293,658               2.01%  0.95% to 1.40%   9.37% to 10.53%
          2015                                         20,127   14.07 to 16.14       $309,133               1.34%  0.95% to 1.40%   -6.31% to -5.32%
          2014                                         23,657   14.67 to 17.04       $383,052               1.39%  0.95% to 1.40%   10.70% to 11.87%
          2013                                         25,058   13.57 to 15.24       $365,530               0.50%  0.95% to 1.40%   30.59% to 31.97%

    Mid Cap Value Fund
          2017                                        166,043   17.35 to 24.35     $3,806,884               0.68%  0.95% to 1.40%   7.58% to 10.02%
          2016                                        200,671   16.08 to 22.13     $4,206,027               1.31%  0.95% to 1.40%   9.96% to 12.46%
          2015                                        226,075   14.58 to 19.68     $4,229,155               0.37%  0.95% to 1.40%  -12.10% to -10.10%
          2014                                        278,493   16.53 to 21.89     $5,812,967               0.96%  0.95% to 1.40%   9.99% to 12.50%
          2013                                        337,557   14.99 to 19.46     $6,286,771               0.82%  0.95% to 1.40%   28.65% to 31.64%

   Nueberger Berman Advisors Management Trust
    SmallCap Growth Portfolio
          2015                                              -         -                    $0               0.00%  0.95% to 1.40%         n/a
          2014                                         25,928   13.08 to 14.45       $360,668               0.00%  0.95% to 1.40%    1.42% to 2.49%
          2013                                         39,226   11.85 to 14.10       $532,186               0.00%  0.95% to 1.40%   41.67% to 44.46%

    Mid-Cap Growth Portfolio
          2017                                         44,576   23.42 to 28.46     $1,189,961               0.00%  0.95% to 1.40%   21.56% to 23.39%
          2016                                         26,813   19.85 to 23.06       $586,906               0.00%  0.95% to 1.40%    1.90% to 3.18%
          2015                                         38,498   18.95 to 22.35       $819,708               0.00%  0.95% to 1.40%   -1.20% to 0.04%
          2014                                         88,237   19.72 to 22.34     $1,876,489               0.00%  0.95% to 1.40%    4.98% to 6.30%
          2013                                         26,478   18.78 to 21.02       $535,107               0.00%  0.95% to 1.40%   29.41% to 31.04%

    AMT Mid Cap Intrinsic Value Portfolio
          2017                                          6,804   18.90 to 24.14       $155,171               0.56%  0.95% to 1.40%   13.92% to 15.64%
          2016                                         19,451   16.42 to 20.88       $368,313               0.65%  0.95% to 1.40%   13.36% to 15.07%
          2015                                          9,514   15.38 to 18.14       $161,943               0.80%  0.95% to 1.40%  -10.56% to -9.20%
          2014                                         10,779   17.20 to 19.98       $200,847               0.95%  0.95% to 1.40%   11.08% to 12.76%
          2013                                         12,766   15.48 to 17.72       $212,801               1.52%  0.95% to 1.40%   33.74% to 35.76%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
          2017                                         27,469   16.06 to 21.00       $505,415               1.29%  1.30% to 1.90%   22.41% to 25.25%
          2016                                         35,122   13.54 to 16.77       $533,985               1.51%  0.85% to 1.45%    4.40% to 6.51%
          2015                                         50,050   12.85 to 15.74       $728,631               1.21%  0.85% to 1.45%   -6.39% to -4.40%
          2014                                         88,382   13.73 to 16.47     $1,330,700               1.29%  0.85% to 1.45%    4.12% to 6.33%
          2013                                        142,348   13.18 to 15.49     $2,060,846               1.10%  0.85% to 1.45%   16.67% to 18.85%

    International Value Portfolio
          2017                                          4,403    7.94 to 9.75         $41,407               1.37%  1.30% to 1.90%   23.94% to 26.12%
          2016                                          4,884    6.41 to 7.73         $36,762               2.12%  0.85% to 1.45%   -4.82% to -3.14%
          2015                                          7,574    6.74 to 7.98         $58,580               1.67%  0.85% to 1.45%   -6.18% to -4.52%
          2014                                         11,765    7.18 to 8.36         $94,495               0.75%  0.85% to 1.45%  -12.55% to -11.05%
          2013                                         38,943    8.08 to 9.35        $339,281               1.98%  0.85% to 1.45%   18.65% to 20.68%

    Sustainable U.S. Equity Portfolio
          2017                                          1,815   16.70 to 19.44        $32,387               0.97%  1.30% to 1.90%   11.59% to 13.05%
          2016                                          1,959   14.96 to 17.19        $31,051               1.01%  0.85% to 1.45%    7.09% to 8.17%
          2015                                          2,117   13.16 to 15.89        $30,058               1.37%  0.85% to 1.45%   -6.92% to -5.09%
          2014                                         12,261   14.14 to 16.89       $194,250               1.12%  0.85% to 1.45%   10.17% to 11.28%
          2013                                          3,167   14.06 to 15.18        $47,064               0.93%  0.85% to 1.45%         n/a

   Direxion Insurance Trust
    HY Bond Fund
          2015                                              -         -                    $0               3.60%  0.85% to 1.45%         n/a
          2014                                          5,763   9.61 to 10.80         $59,048               3.55%  0.85% to 1.45%   -2.96% to -1.64%
          2013                                          9,104   9.79 to 10.98         $94,640               2.08%  0.85% to 1.45%    0.82% to 2.35%

   Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio
          2017                                         34,885   15.61 to 19.59       $617,019               1.61%  1.30% to 1.90%   10.29% to 12.46%
          2016                                         65,031   14.15 to 17.42     $1,030,227               0.81%  0.85% to 1.45%   15.50% to 17.77%
          2015                                         65,204   12.25 to 14.80       $882,498               1.66%  0.85% to 1.45%   -6.50% to -4.66%
          2014                                        130,386   13.10 to 15.52     $1,839,587               1.42%  0.85% to 1.45%    6.34% to 8.44%
          2013                                        140,586   12.32 to 14.42     $1,843,464               0.95%  0.85% to 1.45%   29.43% to 31.91%

    Value Opportunities Fund
          2017                                          5,175   11.53 to 13.57        $64,054               0.01%  1.30% to 1.90%   13.72% to 15.32%
          2016                                          6,035   10.30 to 11.77        $66,332               0.06%  0.85% to 1.45%   14.55% to 15.47%
          2015                                          5,644    8.48 to 9.72         $52,337               2.31%  0.85% to 1.45%  -13.73% to -12.51%
          2014                                          5,948   9.83 to 11.10         $63,294               1.18%  0.85% to 1.45%    2.73% to 4.17%
          2013                                         16,470   9.57 to 10.66        $165,465               1.07%  0.85% to 1.45%   28.88% to 30.50%

    American Value Fund
          2017                                         14,070   15.48 to 19.32       $247,138               0.52%  1.30% to 1.90%    5.87% to 7.89%
          2016                                         13,022   14.62 to 17.91       $212,113               0.10%  0.85% to 1.45%   11.20% to 13.33%
          2015                                         20,875   13.15 to 16.19       $308,476               0.01%  0.85% to 1.45%  -12.52% to -10.62%
          2014                                         28,868   15.03 to 18.11       $483,229               0.19%  0.85% to 1.45%    5.66% to 7.69%
          2013                                         36,186   14.06 to 16.90       $565,215               0.73%  0.85% to 1.45%   29.07% to 31.61%

   Morgan Stanley Variable Institutional Funds
    Emerging Markets Debt Portfolio
          2017                                         14,230   13.13 to 17.08       $218,427               4.58%  1.30% to 1.90%    5.77% to 8.17%
          2016                                         10,493   12.42 to 15.21       $144,333               7.34%  0.85% to 1.45%    6.72% to 8.77%
          2015                                         12,520   11.63 to 14.05       $160,927               3.31%  0.85% to 1.45%   -4.62% to -2.74%
          2014                                         39,640   12.20 to 14.70       $523,209               3.91%  0.85% to 1.45%   -0.70% to 1.46%
          2013                                         36,055   12.28 to 14.49       $479,056               5.52%  0.85% to 1.45%  -11.94% to -10.02%

    Emerging Markets Equity Portfolio
          2017                                         31,687   11.02 to 13.91       $398,099               0.64%  1.30% to 1.90%   30.57% to 33.19%
          2016                                         24,003   8.44 to 10.45        $231,227               0.59%  0.85% to 1.45%    3.06% to 5.14%
          2015                                         28,470    8.19 to 9.93        $263,599               0.54%  0.85% to 1.45%  -13.70% to -11.95%
          2014                                         62,911   9.48 to 11.28        $649,239               0.17%  0.85% to 1.45%   -7.75% to -5.88%
          2013                                         81,342   10.16 to 12.08       $921,210               0.64%  0.85% to 1.45%   -4.55% to -2.38%

    Mid Cap Growth Portfolio
          2017                                          7,626   15.85 to 18.24       $131,241               0.00%  1.30% to 1.90%   34.38% to 36.00%
          2016                                          8,528   11.80 to 13.41       $108,488               4.96%  0.85% to 1.45%  -11.63% to -10.56%
          2015                                         10,233   13.35 to 15.74       $147,942               0.00%  0.85% to 1.45%   -8.86% to -7.30%
          2014                                         11,903   14.65 to 16.97       $187,032               0.00%  0.85% to 1.45%   -1.27% to -0.08%
          2013                                         15,848   14.17 to 17.03       $244,990               0.21%  0.85% to 1.45%   32.49% to 34.90%

    U.S. Real Estate Portfolio
          2017                                         13,643   12.69 to 16.31       $191,465               1.44%  1.30% to 1.90%   -0.71% to 1.44%
          2016                                         10,847   12.78 to 16.08       $150,865               0.69%  0.85% to 1.45%    2.83% to 5.07%
          2015                                         20,758   12.43 to 15.30       $287,167               0.95%  0.85% to 1.45%   -1.63% to 0.51%
          2014                                         31,154   12.63 to 15.22       $434,889               0.98%  0.85% to 1.45%   24.92% to 27.63%
          2013                                         27,129   10.11 to 11.93       $298,857               0.67%  0.85% to 1.45%   -1.80% to 0.34%

   Northern Lights Variable Trust
    Adaptive Allocation Portfolio
          2017                                              -         -                    $0               0.00%  1.30% to 1.90%         n/a
          2016                                        745,164    7.02 to 8.84      $6,287,771               0.00%  0.85% to 1.45%   -2.33% to 0.04%
          2015                                      1,029,234    7.19 to 8.84      $8,739,290               0.00%  0.85% to 1.45%   -9.27% to -7.07%
          2014                                      1,499,409    7.92 to 9.51     $13,797,072               0.00%  0.85% to 1.45%   -4.93% to -2.62%
          2013                                      1,785,402    8.33 to 9.77     $16,817,766               0.10%  0.85% to 1.45%    1.76% to 4.23%

    Power Income Fund
          2017                                        121,905   9.98 to 10.08      $1,219,911               0.88%  1.15% to 1.35%    0.75% to 0.95%
          2016                                        119,818    9.93 to 9.98      $1,190,117               0.00%  1.00% to 1.50%    2.97% to 3.18%
          2015                                        180,421    9.65 to 9.67      $1,740,306               2.15%  1.00% to 1.50%   -3.82% to -3.62%
          2014                                        218,038   10.03 to 10.04     $2,186,582               4.18%  1.00% to 1.50%   -2.40% to -2.40%
                                                                                                                                    -3.58% to -3.58%   ****
          2013                                        139,795   10.28 to 10.28     $1,436,437               0.81%  1.00% to 1.50%    3.20% to 3.20%

    Power Dividend Index Fund
          2017                                        322,095   10.68 to 10.69     $3,439,562               0.05%  1.15% to 1.35%    6.78% to 6.87%

   AB Variable Products Series
    Real Estate Investment Portfolio
          2017                                        172,352   14.52 to 14.62     $2,507,758               1.61%  1.15% to 1.35%    4.95% to 5.16%
          2016                                        144,991   13.84 to 13.90     $2,009,142               1.34%  1.00% to 1.50%    5.95% to 6.16%
          2015                                         88,680   13.06 to 13.10     $1,159,026               1.41%  1.00% to 1.50%   -0.69% to -0.49%
          2014                                         42,684   13.15 to 13.16       $561,276               2.76%  1.00% to 1.50%   23.28% to 23.28%
                                                                                                                                     7.99% to 7.99%    ****
          2013                                         33,865   10.67 to 10.67       $361,203               1.34%  1.00% to 1.50%    2.58% to 2.58%

    Dynamic Asset Allocation Portfolio
          2017                                         53,972   10.73 to 13.01       $695,261               1.82%  1.15% to 1.35%   12.79% to 13.02%
          2016                                         71,596   11.45 to 11.51       $820,963               0.59%  1.00% to 1.50%    1.98% to 2.18%
          2015                                         49,399   11.23 to 11.26       $555,251               0.61%  1.00% to 1.50%   -2.62% to -2.43%
          2014                                         38,665   11.54 to 11.54       $446,013               0.39%  1.00% to 1.50%    2.81% to 2.81%
                                                                                                                                    -0.06% to -0.06%   ****
          2013                                         26,976   11.22 to 11.22       $302,665               0.36%  1.00% to 1.50%   10.43% to 10.43%

    Small Cap Growth Portfolio
          2017                                          1,620   18.24 to 18.37        $29,628               0.00%  1.15% to 1.35%   31.99% to 32.26%
          2016                                          2,422   13.82 to 13.89        $33,521               0.00%  1.00% to 1.50%    4.79% to 5.00%
          2015                                          1,821   13.19 to 13.23        $24,020               0.00%  1.00% to 1.50%   -2.86% to -2.66%
          2014                                          1,182   13.58 to 13.59        $16,051               0.00%  1.00% to 1.50%   -3.39% to -3.39%
                                                                                                                                    -0.25% to -0.25%   ****
          2013                                          1,850   14.05 to 14.05        $26,002               0.00%  1.00% to 1.50%   43.39% to 43.39%

    Small Mid Cap Value Portfolio
          2017                                        111,441   11.01 to 19.72     $2,179,500               0.22%  1.15% to 1.35%   11.34% to 11.56%
          2016                                        115,978   17.59 to 17.68     $2,041,996               0.28%  1.00% to 1.50%   23.12% to 23.37%
          2015                                         89,073   14.29 to 14.33     $1,273,567               0.61%  1.00% to 1.50%   -6.96% to -6.77%
          2014                                         78,710   15.36 to 15.37     $1,208,981               0.64%  1.00% to 1.50%    7.49% to 7.49%
                                                                                                                                     2.77% to 2.77%    ****
          2013                                         52,143   14.29 to 14.29       $745,094               0.46%  1.00% to 1.50%   35.79% to 35.79%

   BlackRock Variable Series Fund, Inc.
    Basic Value Fund
          2017                                        216,653   10.82 to 17.26     $3,689,563               1.29%  1.15% to 1.35%    6.57% to 6.78%
          2016                                        189,455   16.09 to 16.17     $3,052,926               1.41%  1.00% to 1.50%   16.14% to 16.38%
          2015                                        178,061   13.85 to 13.89     $2,468,815               1.58%  1.00% to 1.50%   -7.41% to -7.22%
          2014                                        118,485   14.96 to 14.97     $1,772,774               1.85%  1.00% to 1.50%    8.16% to 8.16%
                                                                                                                                     1.11% to 1.11%    ****
          2013                                         31,473   13.83 to 13.83       $435,353               1.78%  1.00% to 1.50%   35.80% to 35.80%

    Capital Appreciation Fund
          2017                                         51,199   19.31 to 19.44       $993,206               0.00%  1.15% to 1.35%   31.17% to 31.43%
          2016                                         50,474   14.72 to 14.79       $745,023               0.00%  1.00% to 1.50%   -1.47% to -1.28%
          2015                                         58,744   14.94 to 14.98       $878,857               0.00%  1.00% to 1.50%    5.18% to 5.39%
          2014                                         29,022   14.20 to 14.21       $412,244               0.00%  1.00% to 1.50%    7.10% to 7.10%
                                                                                                                                     6.24% to 6.24%    ****
          2013                                          8,852   13.26 to 13.26       $117,382               0.00%  1.00% to 1.50%   31.61% to 31.61%

    Equity Dividend Fund
          2017                                        566,070   11.13 to 17.83     $9,952,277               1.58%  1.15% to 1.35%   14.93% to 15.16%
          2016                                        412,279   15.41 to 15.48     $6,358,296               1.56%  1.00% to 1.50%   14.50% to 14.73%
          2015                                        391,149   13.46 to 13.50     $5,265,632               1.54%  1.00% to 1.50%   -2.15% to -1.95%
          2014                                        250,153   13.75 to 13.76     $3,440,367               1.66%  1.00% to 1.50%    7.60% to 7.60%
                                                                                                                                     4.05% to 4.05%    ****
          2013                                        140,755   12.78 to 12.78     $1,799,001               1.72%  1.00% to 1.50%   22.46% to 22.46%

    Global Allocation Fund
          2017                                      1,288,463   10.66 to 12.91    $16,525,815               1.32%  1.15% to 1.35%   12.19% to 12.41%
          2016                                      1,245,044   11.42 to 11.48    $14,239,018               1.29%  1.00% to 1.50%    2.41% to 2.62%
          2015                                      1,150,411   11.16 to 11.19    $12,840,808               1.26%  1.00% to 1.50%   -2.33% to -2.13%
          2014                                        638,892   11.42 to 11.43     $7,297,476               3.05%  1.00% to 1.50%    0.57% to 0.57%
                                                                                                                                    -2.16% to -2.16%   ****
          2013                                        293,843   11.36 to 11.36     $3,337,327               1.74%  1.00% to 1.50%   12.88% to 12.88%

    Advantage Large Cap Core Fund
          2017                                         44,002   18.70 to 18.83       $825,109               0.96%  1.15% to 1.35%   20.34% to 20.58%
          2016                                         55,102   15.54 to 15.62       $857,631               0.85%  1.00% to 1.50%    8.78% to 9.00%
          2015                                         68,249   14.29 to 14.33       $975,923               1.03%  1.00% to 1.50%   -1.11% to -0.91%
          2014                                         48,775   14.45 to 14.46       $704,706               1.12%  1.00% to 1.50%   10.57% to 10.57%
                                                                                                                                     4.84% to 4.84%    ****
          2013                                         10,377   13.07 to 13.07       $135,585               1.24%  1.00% to 1.50%   31.42% to 31.42%

    Large Cap Focus Growth Fund
          2017                                        123,956   11.39 to 20.40     $2,428,145               0.00%  1.15% to 1.35%   27.50% to 27.75%
          2016                                         94,271   15.89 to 15.97     $1,500,082               0.47%  1.00% to 1.50%    6.10% to 6.32%
          2015                                         91,489   14.98 to 15.02     $1,370,898               0.38%  1.00% to 1.50%    1.14% to 1.34%
          2014                                         90,522   14.81 to 14.82     $1,340,432               0.63%  1.00% to 1.50%   12.43% to 12.43%
                                                                                                                                     5.85% to 5.85%    ****
          2013                                          8,442   13.17 to 13.17       $111,185               0.87%  1.00% to 1.50%   31.79% to 31.79%

    iShares Alternatives Strategies Fund
          2017                                        108,680   10.55 to 11.30     $1,223,435               3.03%  1.15% to 1.35%   10.94% to 11.16%
          2016                                         74,957   10.12 to 10.17       $759,535               2.89%  1.00% to 1.50%    4.80% to 5.01%
          2015                                         62,016    9.66 to 9.68        $599,410               3.81%  1.00% to 1.50%   -2.57% to -2.37%
          2014                                         32,696    9.91 to 9.92        $324,078               2.32%  1.00% to 1.50%   -0.90% to -0.81%

    iShares Dynamic Allocation Fund
          2017                                         60,383   11.04 to 11.12       $667,193               2.15%  1.15% to 1.35%   13.19% to 13.41%
          2016                                         36,958    9.75 to 9.80        $360,655               2.56%  1.00% to 1.50%    4.74% to 4.95%
          2015                                         19,161    9.31 to 9.34        $178,458               3.31%  1.00% to 1.50%   -5.27% to -5.08%
          2014                                          1,033    9.83 to 9.84         $10,152               1.73%  1.00% to 1.50%   -1.69% to -1.60%

    iShares Dynamic Fixed Income Fund
          2017                                         88,979   10.13 to 10.21       $904,440               2.30%  1.15% to 1.35%    2.21% to 2.42%
          2016                                         52,273    9.92 to 9.97        $519,734               2.28%  1.00% to 1.50%    1.94% to 2.14%
          2015                                         27,156    9.74 to 9.76        $264,776               2.93%  1.00% to 1.50%   -2.80% to -2.60%
          2014                                          6,752   10.02 to 10.02        $67,630               1.42%  1.00% to 1.50%    0.16% to 0.24%

    iShares Equity Appreciation Fund
          2017                                         36,391   11.23 to 11.48       $416,419               1.76%  1.15% to 1.35%   19.94% to 20.18%
          2016                                         30,920    9.51 to 9.56        $294,935               1.61%  1.00% to 1.50%    7.59% to 7.81%
          2015                                         26,532    8.84 to 8.86        $235,060               3.24%  1.00% to 1.50%   -7.95% to -7.77%
          2014                                          1,290    9.60 to 9.61         $12,399               1.92%  1.00% to 1.50%   -3.97% to -3.88%

   Columbia Variable Portfolio
    Contrarian Core 2 Portfolio
          2017                                        197,596   11.11 to 15.81     $3,086,917               0.00%  1.15% to 1.35%   19.86% to 20.10%
          2016                                        115,762   13.10 to 13.17     $1,518,631               0.00%  1.00% to 1.50%    6.96% to 7.17%
          2015                                         67,130   12.25 to 12.29       $823,228               0.00%  1.00% to 1.50%    1.36% to 1.56%
          2014                                         20,303   12.09 to 12.10       $245,461               0.00%  1.00% to 1.50%   11.32% to 11.32%
                                                                                                                                     4.59% to 4.59%    ****
          2013                                          2,176   10.86 to 10.86        $23,627               0.00%  1.00% to 1.50%         n/a

    Dividend Opportunity Portfolio
          2017                                        250,379   10.94 to 13.89     $3,458,480               0.00%  1.15% to 1.35%   12.60% to 12.82%
          2016                                        241,432   12.26 to 12.31     $2,963,524               0.00%  1.00% to 1.50%   11.89% to 12.11%
          2015                                        197,599   10.95 to 10.98     $2,166,298               0.00%  1.00% to 1.50%   -4.19% to -4.00%
          2014                                        106,754   11.43 to 11.44     $1,220,491               0.00%  1.00% to 1.50%    8.32% to 8.32%
                                                                                                                                     1.47% to 1.47%    ****
          2013                                          8,026   10.55 to 10.55        $84,714               0.00%  1.00% to 1.50%         n/a

    Emerging Markets Bond Portfolio
          2017                                        795,122   10.41 to 11.75     $9,287,340               4.56%  1.15% to 1.35%   10.20% to 10.42%
          2016                                        675,007   10.59 to 10.64     $7,158,148               2.42%  1.00% to 1.50%    9.59% to 9.81%
          2015                                        598,801    9.66 to 9.69      $5,791,126               1.39%  1.00% to 1.50%   -2.64% to -2.44%
          2014                                        307,643    9.93 to 9.93      $3,053,703               5.83%  1.00% to 1.50%    0.08% to 0.08%
                                                                                                                                    -7.40% to -7.40%   ****
          2013                                         60,302    9.92 to 9.92        $598,086               3.52%  1.00% to 1.50%         n/a

    High Yield Portfolio
          2017                                        395,439   11.73 to 11.81     $4,645,428               5.49%  1.15% to 1.35%    4.75% to 4.96%
          2016                                        383,433   11.20 to 11.25     $4,298,366               6.52%  1.00% to 1.50%   10.16% to 10.38%
          2015                                        238,620   10.16 to 10.19     $2,427,202               4.90%  1.00% to 1.50%   -2.73% to -2.53%
          2014                                         78,613   10.45 to 10.46       $821,501               7.57%  1.00% to 1.50%    2.12% to 2.12%
                                                                                                                                    -0.91% to -0.91%   ****
          2013                                          5,517   10.23 to 10.23        $56,452               0.00%  1.00% to 1.50%         n/a

    Select Large-Cap Value Portfolio
          2017                                         23,737   11.18 to 11.18       $265,359               0.00%  1.15% to 1.35%   11.76% to 11.85%

    Seligman Global Tech Portfolio
          2017                                         55,511   10.82 to 10.82       $600,465               0.00%  1.15% to 1.35%    8.16% to 8.25%

    US Government Mortgage Portfolio
          2017                                          2,871    9.96 to 9.97         $28,594               0.05%  1.15% to 1.35%   -0.41% to -0.33%

   Deutsche Variable Insurance Portfolios
    Equity 500 Index Portfolio
          2017                                      1,123,273   11.21 to 18.84    $20,848,853               1.35%  1.15% to 1.35%   19.45% to 19.69%
          2016                                        863,561   15.66 to 15.74    $13,556,369               1.49%  1.00% to 1.50%   9.83% to 10.04%
          2015                                        546,480   14.26 to 14.30     $7,806,514               1.50%  1.00% to 1.50%   -0.44% to -0.24%
          2014                                        159,159   14.33 to 14.34     $2,280,681               0.92%  1.00% to 1.50%   11.53% to 11.53%
                                                                                                                                     4.70% to 4.70%    ****
          2013                                         28,042   12.84 to 12.84       $360,194               0.16%  1.00% to 1.50%   29.91% to 29.91%

    Small Cap Index Portfolio
          2017                                        212,406   10.88 to 18.00     $3,794,397               0.62%  1.15% to 1.35%   12.51% to 12.73%
          2016                                        172,972   15.89 to 15.97     $2,751,551               0.48%  1.00% to 1.50%   19.09% to 19.33%
          2015                                         74,138   13.35 to 13.38       $990,026               0.82%  1.00% to 1.50%   -6.13% to -5.94%
          2014                                         48,095   14.22 to 14.23       $683,787               0.58%  1.00% to 1.50%    3.07% to 3.07%
                                                                                                                                     5.04% to 5.04%    ****
          2013                                         27,096   13.79 to 13.79       $373,738               0.08%  1.00% to 1.50%   36.45% to 36.45%

    Alternative Asset Allocation Portfolio
          2017                                        206,819   10.49 to 10.56     $2,173,864               2.09%  1.15% to 1.35%    5.58% to 5.79%
          2016                                        216,735    9.94 to 9.98      $2,156,135               2.24%  1.00% to 1.50%    3.58% to 3.79%
          2015                                        187,127    9.59 to 9.62      $1,796,181               2.38%  1.00% to 1.50%   -7.79% to -7.61%
          2014                                         96,748   10.40 to 10.41     $1,006,649               1.05%  1.00% to 1.50%    1.85% to 1.85%
                                                                                                                                    -2.59% to -2.59%   ****
          2013                                         33,637   10.21 to 10.21       $343,595               0.87%  1.00% to 1.50%   -0.60% to -0.60%

    Global Small Cap Growth Portfolio
          2017                                         35,520   14.95 to 15.06       $531,759               0.00%  1.15% to 1.35%   18.00% to 18.24%
          2016                                         35,153   12.67 to 12.73       $445,792               0.12%  1.00% to 1.50%   -0.02% to 0.18%
          2015                                         36,486   12.68 to 12.71       $462,641               0.77%  1.00% to 1.50%   -0.49% to -0.29%
          2014                                         39,237   12.74 to 12.75       $499,816               0.56%  1.00% to 1.50%   -5.61% to -5.61%
                                                                                                                                    -4.49% to -4.49%   ****
          2013                                         12,799   13.50 to 13.50       $172,737               0.09%  1.00% to 1.50%   33.85% to 33.85%

    Small Mid Cap Value Portfolio
          2017                                        314,554   10.63 to 16.77     $5,149,941               0.28%  1.15% to 1.35%    8.66% to 8.88%
          2016                                        146,442   15.33 to 15.40     $2,247,799               0.13%  1.00% to 1.50%   14.91% to 15.14%
          2015                                         48,283   13.34 to 13.38       $644,555               0.00%  1.00% to 1.50%   -3.52% to -3.33%
          2014                                         28,807   13.83 to 13.84       $398,389               0.36%  1.00% to 1.50%    3.68% to 3.68%
                                                                                                                                     1.57% to 1.57%    ****
          2013                                         22,062   13.34 to 13.34       $294,204               0.21%  1.00% to 1.50%   32.89% to 32.89%

    CROCI US Portfolio
          2017                                         21,525   11.20 to 14.79       $316,728               1.12%  1.15% to 1.35%   20.81% to 21.06%
          2016                                         23,732   12.16 to 12.22       $288,948               0.65%  1.00% to 1.50%   -5.90% to -5.71%
          2015                                         23,556   12.92 to 12.96       $304,610               1.29%  1.00% to 1.50%   -8.41% to -8.23%
          2014                                         19,772   14.11 to 14.12       $279,043               0.61%  1.00% to 1.50%    8.88% to 8.88%
                                                                                                                                     1.80% to 1.80%    ****
          2013                                          4,779   12.96 to 12.96        $61,932               0.00%  1.00% to 1.50%   28.79% to 28.79%

   Eaton Vance Variable Trust
    Floating Rate Income Portfolio
          2017                                      1,856,159   10.12 to 11.38    $20,976,134               3.38%  1.15% to 1.35%    2.04% to 2.25%
          2016                                      1,700,502   11.07 to 11.13    $18,840,585               3.28%  1.00% to 1.50%    7.48% to 7.70%
          2015                                      1,426,824   10.30 to 10.33    $14,703,965               3.40%  1.00% to 1.50%   -2.32% to -2.12%
          2014                                      1,006,997   10.55 to 10.56    $10,620,177               3.30%  1.00% to 1.50%   -0.78% to -0.78%
                                                                                                                                    -1.34% to -1.34%   ****
          2013                                        555,550   10.63 to 10.63     $5,904,828               3.06%  1.00% to 1.50%    2.46% to 2.46%

    Large-Cap Value Portfolio
          2017                                              -         -                    $0               0.00%  1.15% to 1.35%         n/a
          2016                                         47,061   15.90 to 15.98       $750,069               0.00%  1.00% to 1.50%    7.61% to 7.82%
          2015                                         44,206   14.78 to 14.82       $654,032               0.40%  1.00% to 1.50%   -2.55% to -2.36%
          2014                                         34,445   15.17 to 15.18       $522,404               0.00%  1.00% to 1.50%   12.90% to 12.90%
                                                                                                                                     1.95% to 1.95%    ****
          2013                                         11,379   13.43 to 13.43       $152,860               1.46%  1.00% to 1.50%   27.02% to 27.02%

    Bond Initial Portfolio
          2016                                              -         -                    $0               4.69%  1.00% to 1.50%         n/a
          2015                                          2,553    8.83 to 8.84         $22,548               0.56%  1.00% to 1.50%    2.10% to 2.31%

   First Investors Life Series
    Total Return Portfolio
          2017                                         35,458   12.35 to 12.44       $438,039               0.00%  1.15% to 1.35%   10.26% to 10.48%
          2016                                         34,523   11.20 to 11.26       $386,775               0.00%  1.00% to 1.50%    5.19% to 5.40%
          2015                                         24,513   10.65 to 10.68       $261,063               0.00%  1.00% to 1.50%   -2.93% to -2.74%
          2014                                         17,114   10.97 to 10.98       $187,774               0.00%  1.00% to 1.50%    4.54% to 4.54%
                                                                                                                                     1.08% to 1.08%    ****
          2013                                              -   10.49 to 10.49             $0               0.00%  1.00% to 1.50%         n/a

    International Portfolio
          2017                                         86,661   12.94 to 13.02     $1,122,163               0.51%  1.15% to 1.35%   31.19% to 31.45%
          2016                                         23,070    9.86 to 9.91        $228,048               0.92%  1.00% to 1.50%   -5.49% to -5.30%
          2015                                         13,312   10.43 to 10.46       $139,055               0.88%  1.00% to 1.50%    2.10% to 2.31%
          2014                                         10,415   10.22 to 10.23       $106,431               0.57%  1.00% to 1.50%    1.01% to 1.01%
                                                                                                                                    -5.46% to -5.46%   ****
          2013                                            881   10.12 to 10.12         $8,908               0.00%  1.00% to 1.50%         n/a

    Opportunity Fund
          2017                                      1,113,124   11.07 to 12.58    $13,938,681               0.61%  1.15% to 1.35%   17.41% to 17.64%
          2016                                      1,026,650   10.64 to 10.69    $10,950,110               0.38%  1.00% to 1.50%    6.80% to 7.02%
          2015                                        748,886    9.96 to 9.99      $7,471,944               0.10%  1.00% to 1.50%   -2.14% to -1.95%
          2014                                        170,996   10.18 to 10.19     $1,741,472               0.00%  1.00% to 1.50%    1.83% to 1.91%

    Covered Call Strategy Portfolio
          2017                                          2,960   10.48 to 10.48        $31,030               0.00%  1.15% to 1.35%    4.82% to 4.82%

   Franklin Templeton Variable Insurance Products Trust
    Mutual International Securities Fund
          2013                                              -   10.46 to 10.46             $0               0.00%  1.00% to 1.50%         n/a

    Mutual Shares Fund
          2017                                        456,919   10.26 to 16.25     $7,290,214               2.41%  1.15% to 1.35%    6.90% to 7.11%
          2016                                        407,247   15.10 to 15.18     $6,156,063               2.06%  1.00% to 1.50%   14.50% to 14.73%
          2015                                        404,864   13.19 to 13.23     $5,342,250               3.26%  1.00% to 1.50%   -6.21% to -6.02%
          2014                                        306,112   14.06 to 14.07     $4,305,078               2.09%  1.00% to 1.50%    5.69% to 5.69%
                                                                                                                                    -0.87% to -0.87%   ****
          2013                                        269,574   13.31 to 13.31     $3,587,105               3.47%  1.00% to 1.50%   26.54% to 26.54%

    Income Fund
          2017                                      1,609,697   10.52 to 13.22    $21,122,939               4.29%  1.15% to 1.35%    8.21% to 8.42%
          2016                                      1,283,929   12.14 to 12.20    $15,598,217               4.75%  1.00% to 1.50%   12.49% to 12.72%
          2015                                      1,233,872   10.79 to 10.82    $13,318,885               4.81%  1.00% to 1.50%   -8.30% to -8.12%
          2014                                        897,186   11.77 to 11.78    $10,556,896               4.93%  1.00% to 1.50%    3.21% to 3.21%
                                                                                                                                    -4.25% to -4.25%   ****
          2013                                        424,554   11.40 to 11.40     $4,840,030               3.34%  1.00% to 1.50%   12.41% to 12.41%

    Global Bond Fund
          2017                                      2,678,138   9.72 to 10.42     $27,761,595               0.00%  1.15% to 1.35%    0.56% to 0.76%
          2016                                      2,456,441   10.30 to 10.35    $25,322,604               0.00%  1.00% to 1.50%    1.56% to 1.76%
          2015                                      2,154,162   10.14 to 10.17    $21,853,275               7.94%  1.00% to 1.50%   -5.59% to -5.40%
          2014                                      1,283,404   10.74 to 10.75    $13,781,629               4.73%  1.00% to 1.50%    0.47% to 0.47%
                                                                                                                                    -2.12% to -2.12%   ****
          2013                                        599,147   10.69 to 10.69     $6,403,753               4.19%  1.00% to 1.50%    0.27% to 0.27%

    Foreign Fund
          2017                                      2,912,676   10.80 to 12.67    $36,631,813               2.53%  1.15% to 1.35%   15.13% to 15.36%
          2016                                      2,526,994   10.93 to 10.98    $27,653,297               1.86%  1.00% to 1.50%    5.74% to 5.95%
          2015                                      2,228,631   10.34 to 10.36    $23,048,927               3.56%  1.00% to 1.50%   -7.75% to -7.56%
          2014                                      1,314,858   11.20 to 11.21    $14,731,013               1.88%  1.00% to 1.50%  -12.32% to -12.32%
                                                                                                                                   -13.73% to -13.73%  ****
          2013                                        544,396   12.78 to 12.78     $6,956,189               1.72%  1.00% to 1.50%   21.32% to 21.32%

    Developing Markets Fund
          2017                                        388,010   11.11 to 11.95     $4,314,059               0.96%  1.15% to 1.35%   38.53% to 38.81%
          2016                                        432,533    8.02 to 8.06      $3,469,945               0.82%  1.00% to 1.50%   15.87% to 16.10%
          2015                                        501,762    6.92 to 6.94      $3,473,231               2.12%  1.00% to 1.50%  -20.68% to -20.52%
          2014                                        473,467    8.73 to 8.73      $4,131,536               1.81%  1.00% to 1.50%   -9.62% to -9.62%
                                                                                                                                   -11.37% to -11.37%  ****
          2013                                        275,686    9.65 to 9.65      $2,661,731               1.66%  1.00% to 1.50%   -2.25% to -2.25%

    Mutual Global Discovery Fund
          2017                                        466,679   10.27 to 15.03     $6,911,351               1.98%  1.15% to 1.35%    7.15% to 7.36%
          2016                                        393,100   13.93 to 14.00     $5,481,837               1.64%  1.00% to 1.50%   10.67% to 10.89%
          2015                                        386,529   12.59 to 12.63     $4,868,616               3.10%  1.00% to 1.50%   -4.94% to -4.75%
          2014                                        222,917   13.24 to 13.26     $2,952,407               2.60%  1.00% to 1.50%    4.29% to 4.29%
                                                                                                                                    -1.29% to -1.29%   ****
          2013                                         98,989   12.70 to 12.70     $1,257,082               1.85%  1.00% to 1.50%   25.90% to 25.90%

    Rising Dividends Fund
          2017                                        889,587   11.19 to 18.92    $16,482,913               1.51%  1.15% to 1.35%   18.95% to 19.18%
          2016                                        802,219   15.80 to 15.88    $12,689,207               1.37%  1.00% to 1.50%   14.49% to 14.72%
          2015                                        737,215   13.80 to 13.84    $10,180,012               1.48%  1.00% to 1.50%   -4.94% to -4.75%
          2014                                        534,465   14.52 to 14.53     $7,760,512               1.25%  1.00% to 1.50%    7.26% to 7.26%
                                                                                                                                     5.05% to 5.05%    ****
          2013                                        305,456   13.54 to 13.54     $4,134,779               1.27%  1.00% to 1.50%   27.95% to 27.95%

   Ivy Variable Insurance Portfolios
    Asset Strategy Portfolio
          2017                                        440,494   11.00 to 12.22     $5,348,248               1.54%  1.15% to 1.35%   16.69% to 16.92%
          2016                                        503,731   10.40 to 10.45     $5,242,709               0.59%  1.00% to 1.50%   -3.87% to -3.68%
          2015                                        621,597   10.82 to 10.85     $6,727,485               0.38%  1.00% to 1.50%   -9.58% to -9.39%
          2014                                        484,454   11.96 to 11.97     $5,795,965               0.56%  1.00% to 1.50%   -6.54% to -6.54%
                                                                                                                                    -4.98% to -4.98%   ****
          2013                                        307,235   12.80 to 12.80     $3,932,684               0.72%  1.00% to 1.50%   23.45% to 23.45%

    Balanced Portfolio
          2017                                        581,661   14.01 to 14.11     $8,161,913               1.53%  1.15% to 1.35%   9.88% to 10.10%
          2016                                        634,134   12.75 to 12.81     $8,093,987               1.65%  1.00% to 1.50%    0.66% to 0.86%
          2015                                        491,534   12.67 to 12.70     $6,229,719               0.94%  1.00% to 1.50%   -1.66% to -1.47%
          2014                                        351,408   12.88 to 12.89     $4,526,968               0.70%  1.00% to 1.50%    6.13% to 6.13%
                                                                                                                                     2.96% to 2.96%    ****
          2013                                        153,800   12.14 to 12.14     $1,866,778               0.98%  1.00% to 1.50%   22.04% to 22.04%

    Dividend Opportunities Portfolio
          2017                                         79,487   16.55 to 16.66     $1,318,325               1.40%  1.15% to 1.35%   14.02% to 14.24%
          2016                                         82,249   14.52 to 14.59     $1,195,551               1.18%  1.00% to 1.50%    5.52% to 5.73%
          2015                                         78,561   13.76 to 13.80     $1,081,568               1.12%  1.00% to 1.50%   -3.37% to -3.18%
          2014                                         41,956   14.24 to 14.25       $597,328               0.83%  1.00% to 1.50%    8.37% to 8.37%
                                                                                                                                     3.35% to 3.35%    ****
          2013                                         19,618   13.14 to 13.14       $257,714               1.15%  1.00% to 1.50%   27.88% to 27.88%

    Energy Portfolio
          2017                                        161,100   8.71 to 10.12      $1,410,594               0.62%  1.15% to 1.35%  -13.81% to -13.64%
          2016                                        175,858   10.11 to 10.16     $1,779,688               0.12%  1.00% to 1.50%   32.75% to 33.01%
          2015                                        112,030    7.62 to 7.64        $853,638               0.07%  1.00% to 1.50%  -23.19% to -23.03%
          2014                                         64,935    9.92 to 9.92        $643,909               0.00%  1.00% to 1.50%  -11.76% to -11.76%
                                                                                                                                   -23.39% to -23.39%  ****
          2013                                         37,999   11.24 to 11.24       $427,013               0.00%  1.00% to 1.50%   26.04% to 26.04%

    Global Bond Portfolio
          2017                                         77,606   10.42 to 10.49       $811,142               2.59%  1.15% to 1.35%    2.87% to 3.08%
          2016                                         71,482   10.13 to 10.18       $725,672               3.36%  1.00% to 1.50%    5.60% to 5.81%
          2015                                         63,837    9.59 to 9.62        $613,047               3.34%  1.00% to 1.50%   -3.96% to -3.77%
          2014                                         35,851   9.99 to 10.00        $358,067               1.19%  1.00% to 1.50%   -1.16% to -1.16%
                                                                                                                                    -3.71% to -3.71%   ****
          2013                                         11,043   10.10 to 10.10       $111,585               0.00%  1.00% to 1.50%    0.38% to 0.38%

    Natural Resources Portfolio
          2017                                        117,999   7.69 to 10.87        $909,763               0.11%  1.15% to 1.35%    1.59% to 1.79%
          2016                                         69,065    7.57 to 7.60        $522,924               0.64%  1.00% to 1.50%   22.15% to 22.39%
          2015                                         52,044    6.20 to 6.21        $322,490               0.09%  1.00% to 1.50%  -23.44% to -23.28%
          2014                                         20,134    8.09 to 8.10        $162,913               0.00%  1.00% to 1.50%  -14.20% to -14.20%
                                                                                                                                   -23.38% to -23.38%  ****
          2013                                         13,204    9.43 to 9.43        $124,532               0.00%  1.00% to 1.50%    6.36% to 6.36%

    Growth Portfolio
          2017                                        129,658   20.42 to 20.56     $2,652,657               0.26%  1.15% to 1.35%   27.61% to 27.86%
          2016                                        133,831   16.00 to 16.08     $2,144,618               0.02%  1.00% to 1.50%   -0.13% to 0.07%
          2015                                        146,041   16.02 to 16.07     $2,341,385               0.08%  1.00% to 1.50%    5.73% to 5.94%
          2014                                         47,594   15.15 to 15.17       $721,212               0.40%  1.00% to 1.50%   10.31% to 10.31%
                                                                                                                                     4.00% to 4.00%    ****
          2013                                         15,913   13.74 to 13.74       $218,591               0.23%  1.00% to 1.50%   34.63% to 34.63%

    High Income Portfolio
          2017                                      1,236,981   10.23 to 11.69    $14,372,995               5.31%  1.15% to 1.35%    5.25% to 5.46%
          2016                                      1,217,081   11.03 to 11.08    $13,439,253               7.44%  1.00% to 1.50%   14.63% to 14.86%
          2015                                      1,170,391    9.62 to 9.65     $11,269,359               6.76%  1.00% to 1.50%   -7.76% to -7.57%
          2014                                        714,927   10.43 to 10.44     $7,458,516               4.18%  1.00% to 1.50%    0.54% to 0.54%
                                                                                                                                    -3.01% to -3.01%   ****
          2013                                        140,115   10.38 to 10.38     $1,453,880               0.00%  1.00% to 1.50%         n/a

    International Core Equity Portfolio
          2017                                        445,061   11.03 to 14.78     $6,533,485               1.35%  1.15% to 1.35%   21.51% to 21.75%
          2016                                        385,765   12.08 to 12.14     $4,670,742               1.27%  1.00% to 1.50%   -0.27% to -0.07%
          2015                                        357,385   12.12 to 12.15     $4,334,675               1.24%  1.00% to 1.50%   -2.27% to -2.07%
          2014                                        171,530   12.40 to 12.41     $2,126,792               2.22%  1.00% to 1.50%    0.08% to 0.08%
                                                                                                                                    -6.24% to -6.24%   ****
          2013                                         71,087   12.39 to 12.39       $880,584               0.95%  1.00% to 1.50%   23.24% to 23.24%

    Global Growth Portfolio
          2017                                         52,970   11.20 to 14.90       $778,903               0.05%  1.15% to 1.35%   22.86% to 23.10%
          2016                                         55,479   12.04 to 12.10       $669,188               0.23%  1.00% to 1.50%   -4.34% to -4.15%
          2015                                         53,313   12.59 to 12.63       $671,921               0.46%  1.00% to 1.50%    2.01% to 2.21%
          2014                                         26,733   12.34 to 12.35       $330,043               2.08%  1.00% to 1.50%   -0.40% to -0.40%
                                                                                                                                    -4.40% to -4.40%   ****
          2013                                          7,989   12.39 to 12.39        $99,007               0.31%  1.00% to 1.50%   17.63% to 17.63%

    Mid Cap Growth Portfolio
          2017                                        184,153   11.52 to 16.80     $3,077,186               0.00%  1.15% to 1.35%   25.20% to 25.45%
          2016                                        188,033   13.32 to 13.39     $2,511,391               0.00%  1.00% to 1.50%    4.69% to 4.90%
          2015                                        177,600   12.73 to 12.76     $2,262,503               0.00%  1.00% to 1.50%   -7.04% to -6.86%
          2014                                         90,014   13.69 to 13.70     $1,232,452               0.00%  1.00% to 1.50%    6.42% to 6.42%
                                                                                                                                     5.39% to 5.39%    ****
          2013                                         51,963   12.87 to 12.87       $668,514               0.00%  1.00% to 1.50%   28.20% to 28.20%

    Science and Technology Portfolio
          2017                                        281,262   11.49 to 21.34     $5,900,528               0.00%  1.15% to 1.35%   30.35% to 30.61%
          2016                                        276,852   16.26 to 16.34     $4,507,672               0.00%  1.00% to 1.50%    0.18% to 0.38%
          2015                                        284,435   16.23 to 16.28     $4,619,740               0.00%  1.00% to 1.50%   -4.18% to -3.99%
          2014                                        180,090   16.94 to 16.95     $3,050,500               0.00%  1.00% to 1.50%    1.53% to 1.53%
                                                                                                                                    -1.06% to -1.06%   ****
          2013                                         83,885   16.68 to 16.68     $1,399,415               0.00%  1.00% to 1.50%   54.29% to 54.29%

    Small Cap Growth Portfolio
          2017                                        194,088   11.27 to 15.94     $3,074,994               0.00%  1.15% to 1.35%   21.47% to 21.71%
          2016                                        179,990   13.04 to 13.10     $2,349,692               0.00%  1.00% to 1.50%    1.53% to 1.74%
          2015                                        266,024   12.84 to 12.88     $3,417,705               0.00%  1.00% to 1.50%    0.52% to 0.72%
          2014                                         65,508   12.77 to 12.78       $836,817               0.00%  1.00% to 1.50%    0.23% to 0.23%
                                                                                                                                     1.88% to 1.88%    ****
          2013                                         41,970   12.74 to 12.74       $534,879               0.00%  1.00% to 1.50%   41.44% to 41.44%

    Small Cap Core Portfolio
          2017                                        541,759   10.88 to 19.60    $10,437,705               0.00%  1.15% to 1.35%   12.21% to 12.43%
          2016                                        483,311   17.35 to 17.43     $8,394,405               0.35%  1.00% to 1.50%   27.15% to 27.40%
          2015                                        439,596   13.64 to 13.68     $6,000,932               0.09%  1.00% to 1.50%   -6.85% to -6.66%
          2014                                        274,972   14.65 to 14.66     $4,027,415               0.08%  1.00% to 1.50%    5.61% to 5.61%
                                                                                                                                     3.28% to 3.28%    ****
          2013                                        100,624   13.87 to 13.87     $1,395,448               0.46%  1.00% to 1.50%   31.74% to 31.74%

   Lazard Retirement Series, Inc.
    International Equity Portfolio
          2017                                         65,805   11.17 to 13.63       $885,891               2.99%  1.15% to 1.35%   20.70% to 20.94%
          2016                                         44,380   11.22 to 11.27       $498,073               1.41%  1.00% to 1.50%   -5.57% to -5.38%
          2015                                         37,812   11.88 to 11.91       $449,276               1.85%  1.00% to 1.50%    0.38% to 0.58%
          2014                                         27,638   11.84 to 11.85       $327,108               3.02%  1.00% to 1.50%   -5.49% to -5.49%
                                                                                                                                    -6.92% to -6.92%   ****
          2013                                          1,361   12.52 to 12.52        $17,043               1.79%  1.00% to 1.50%   19.14% to 19.14%

    Global Dynamic Multi Asset Portfolio
          2017                                        131,444   11.12 to 14.34     $1,875,157               0.00%  1.15% to 1.35%   18.92% to 19.15%
          2016                                        150,612   11.98 to 12.04     $1,806,575               0.27%  1.00% to 1.50%    1.92% to 2.12%
          2015                                        133,198   11.75 to 11.79     $1,566,486               0.00%  1.00% to 1.50%   -1.78% to -1.58%
          2014                                         46,584   11.97 to 11.98       $557,441               1.02%  1.00% to 1.50%    1.32% to 1.32%
                                                                                                                                    -1.48% to -1.48%   ****
          2013                                          2,452   11.81 to 11.81        $28,956               0.58%  1.00% to 1.50%   17.89% to 17.89%

   Legg Mason Partners Variable Equity Trust
    Western Asset Variable Global High Yield Bond Portfolio
          2017                                         59,840   12.60 to 12.69       $755,250               6.81%  1.15% to 1.35%    6.98% to 7.19%
          2016                                         26,707   11.78 to 11.84       $314,704               5.41%  1.00% to 1.50%   13.81% to 14.04%
          2015                                         30,042   10.35 to 10.38       $310,926               6.05%  1.00% to 1.50%   -7.34% to -7.15%
          2014                                         29,499   11.17 to 11.18       $329,482               5.28%  1.00% to 1.50%   -2.83% to -2.83%
                                                                                                                                    -7.03% to -7.03%   ****
          2013                                         46,838   11.49 to 11.49       $538,382               8.59%  1.00% to 1.50%    4.64% to 4.64%

    ClearBridge Variable Mid Cap Portfolio
          2017                                        313,410   10.69 to 17.91     $5,378,396               0.23%  1.15% to 1.35%   11.04% to 11.27%
          2016                                        181,020   16.01 to 16.09     $2,901,900               0.31%  1.00% to 1.50%    7.65% to 7.86%
          2015                                         99,349   14.88 to 14.92     $1,478,949               0.06%  1.00% to 1.50%    0.62% to 0.82%
          2014                                         51,075   14.79 to 14.80       $755,188               0.14%  1.00% to 1.50%    6.38% to 6.38%
                                                                                                                                     3.18% to 3.18%    ****
          2013                                          9,738   13.90 to 13.90       $135,355               0.01%  1.00% to 1.50%   35.22% to 35.22%

    ClearBridge Variable Dividend Strategy Portfolio
          2017                                        662,445   11.15 to 17.44    $11,393,886               1.71%  1.15% to 1.35%   17.42% to 17.65%
          2016                                        354,854   14.75 to 14.82     $5,241,368               1.78%  1.00% to 1.50%   13.24% to 13.47%
          2015                                        143,810   13.03 to 13.06     $1,874,380               2.56%  1.00% to 1.50%   -5.72% to -5.53%
          2014                                         35,094   13.82 to 13.83       $484,881               2.84%  1.00% to 1.50%   11.96% to 11.96%
                                                                                                                                     5.35% to 5.35%    ****
          2013                                          8,963   12.34 to 12.34       $110,597               2.76%  1.00% to 1.50%   24.00% to 24.00%

    ClearBridge Variable Small Cap Growth Portfolio
          2017                                        134,260   11.39 to 17.79     $2,265,491               0.00%  1.15% to 1.35%   22.25% to 22.50%
          2016                                         84,481   14.45 to 14.52     $1,221,861               0.00%  1.00% to 1.50%    4.12% to 4.33%
          2015                                         71,634   13.88 to 13.92       $994,587               0.00%  1.00% to 1.50%   -5.87% to -5.68%
          2014                                         37,377   14.75 to 14.76       $551,130               0.00%  1.00% to 1.50%    2.39% to 2.39%
                                                                                                                                     6.54% to 6.54%    ****
          2013                                         20,083   14.40 to 14.40       $289,203               0.03%  1.00% to 1.50%   44.65% to 45.65%

    ClearBridge Variable Aggressive Growth Portfolio
          2017                                         51,539   10.49 to 10.59       $543,603               0.25%  1.15% to 1.35%   14.44% to 14.66%
          2016                                         60,450    9.21 to 9.24        $557,403               0.68%  1.00% to 1.50%   -0.42% to -0.22%
          2015                                          9,395    9.25 to 9.26         $86,893               0.13%  1.00% to 1.50%   -7.51% to -7.44%

    Western Asset Variable Core Bond Plus Portfolio
          2017                                      3,804,443   10.27 to 10.59    $40,107,702               4.66%  1.15% to 1.35%    4.28% to 4.49%
          2016                                      1,881,488   10.11 to 10.14    $19,033,799               3.03%  1.00% to 1.50%    2.78% to 2.98%
          2015                                        622,685    9.83 to 9.84      $6,125,766               2.12%  1.00% to 1.50%   -1.66% to -1.57%

    ClearBridge Variable Large Cap Growth Portfolio
          2017                                        331,712   10.92 to 10.93     $3,624,472               0.25%  1.15% to 1.35%    9.24% to 9.33%

   QS Legg Mason Partners Variable Income Trust
    Dynamic Multi Strategy VIT Portfolio
          2017                                         36,766   12.67 to 12.76       $466,372               1.19%  1.15% to 1.35%   12.29% to 12.52%
          2016                                         42,379   11.28 to 11.34       $478,564               0.89%  1.00% to 1.50%   -1.81% to -1.61%
          2015                                         45,107   11.49 to 11.52       $518,540               1.04%  1.00% to 1.50%   -6.71% to -6.52%
          2014                                         24,420   12.32 to 12.33       $300,794               2.31%  1.00% to 1.50%    4.95% to 4.95%
                                                                                                                                     0.22% to 0.22%    ****
          2013                                          1,977   11.74 to 11.74        $23,207               1.50%  1.00% to 1.50%   16.54% to 16.54%

   Pioneer Variable Contracts Trust
    Fund Portfolio
          2017                                         39,852   18.30 to 18.43       $730,502               1.24%  1.15% to 1.35%   19.73% to 19.97%
          2016                                         29,422   15.28 to 15.36       $449,977               1.58%  1.00% to 1.50%    8.15% to 8.36%
          2015                                         26,135   14.13 to 14.17       $369,521               0.76%  1.00% to 1.50%   -1.71% to -1.51%
          2014                                         16,267   14.38 to 14.39       $233,887               0.94%  1.00% to 1.50%    9.29% to 9.29%
                                                                                                                                     3.94% to 3.94%    ****
          2013                                         10,659   13.16 to 13.16       $140,222               1.32%  1.00% to 1.50%   31.20% to 31.20%

    Bond Portfolio
          2017                                      3,303,690   10.15 to 11.35    $37,259,655               2.57%  1.15% to 1.35%    2.26% to 2.46%
          2016                                      2,639,090   11.03 to 11.08    $29,147,631               2.51%  1.00% to 1.50%    2.53% to 2.73%
          2015                                      2,337,602   10.75 to 10.78    $25,163,445               3.00%  1.00% to 1.50%   -1.27% to -1.07%
          2014                                        655,792   10.89 to 10.90     $7,142,163               2.97%  1.00% to 1.50%    4.37% to 4.37%
                                                                                                                                     0.76% to 0.76%    ****
          2013                                        341,185   10.44 to 10.44     $3,560,015               4.05%  1.00% to 1.50%   -0.52% to -0.52%

    Strategic Income Portfolio
          2017                                      1,054,538   10.18 to 11.54    $12,081,157               3.32%  1.15% to 1.35%    3.34% to 3.55%
          2016                                        838,274   11.09 to 11.14     $9,306,527               3.24%  1.00% to 1.50%    5.88% to 6.10%
          2015                                        781,495   10.47 to 10.50     $8,190,076               3.09%  1.00% to 1.50%   -2.84% to -2.65%
          2014                                        455,032   10.78 to 10.79     $4,904,885               3.43%  1.00% to 1.50%    2.32% to 2.32%
                                                                                                                                    -1.42% to -1.42%   ****
          2013                                        180,892   10.54 to 10.54     $1,905,709               4.59%  1.00% to 1.50%   -0.43% to -0.43%

    Equity Income Portfolio
          2017                                        455,042   11.08 to 19.35     $8,561,884               1.50%  1.15% to 1.35%   13.64% to 13.86%
          2016                                        259,241   16.91 to 17.00     $4,390,812               1.91%  1.00% to 1.50%   17.92% to 18.16%
          2015                                        171,611   14.34 to 14.38     $2,463,478               1.94%  1.00% to 1.50%   -1.12% to -0.92%
          2014                                         81,762   14.51 to 14.52     $1,186,117               2.93%  1.00% to 1.50%   11.25% to 11.25%
                                                                                                                                     6.30% to 6.30%    ****
          2013                                         37,609   13.04 to 13.04       $490,401               2.40%  1.00% to 1.50%   27.11% to 27.11%

    High Yield Portfolio
          2017                                        112,617   10.22 to 13.00     $1,455,901               4.21%  1.15% to 1.35%    5.57% to 5.79%
          2016                                        120,292   12.23 to 12.28     $1,472,228               5.91%  1.00% to 1.50%   12.24% to 12.47%
          2015                                        110,931   10.89 to 10.92     $1,209,090               8.37%  1.00% to 1.50%   -5.52% to -5.34%
          2014                                         99,735   11.53 to 11.54     $1,150,179               5.81%  1.00% to 1.50%   -1.64% to -1.64%
                                                                                                                                    -5.25% to -5.25%   ****
          2013                                        300,929   11.72 to 11.72     $3,526,509               2.63%  1.00% to 1.50%   10.31% to 10.31%

   Prudential Series Funds
    Jennison 20/20 Focus Portfolio
          2017                                         22,159   17.37 to 17.37       $384,968               0.00%  1.15% to 1.35%   28.01% to 28.01%
          2016                                         31,278   13.57 to 13.57       $424,475               0.00%  1.00% to 1.50%   -0.13% to -0.13%
          2015                                         24,259   13.59 to 13.63       $329,648               0.00%  1.00% to 1.50%    4.44% to 4.65%
          2014                                         24,296   13.01 to 13.02       $316,101               0.00%  1.00% to 1.50%    5.27% to 5.27%
                                                                                                                                    -0.16% to -0.16%   ****
          2013                                         18,275   12.36 to 12.36       $225,852               0.00%  1.00% to 1.50%   27.62% to 27.62%

    Natural Resources Portfolio
          2017                                        131,552   6.09 to 10.79        $811,491               0.00%  1.15% to 1.35%   -1.86% to -1.67%
          2016                                        124,593    6.21 to 6.24        $774,486               0.00%  1.00% to 1.50%   23.15% to 23.39%
          2015                                         79,298    5.04 to 5.05        $399,943               0.00%  1.00% to 1.50%  -29.45% to -29.30%
          2014                                         50,008    7.14 to 7.15        $357,247               0.00%  1.00% to 1.50%  -21.27% to -21.27%
                                                                                                                                   -31.03% to -31.03%  ****
          2013                                         14,689    9.07 to 9.07        $133,287               0.00%  1.00% to 1.50%    8.29% to 8.29%

    SP Prudential US Emerging Growth Portfolio
          2017                                         25,997   16.44 to 16.55       $428,302               0.00%  1.15% to 1.35%   20.31% to 20.55%
          2016                                         28,099   13.66 to 13.73       $384,418               0.00%  1.00% to 1.50%    2.42% to 2.62%
          2015                                         33,419   13.34 to 13.38       $446,008               0.00%  1.00% to 1.50%   -4.04% to -3.85%
          2014                                         34,789   13.90 to 13.91       $483,580               0.00%  1.00% to 1.50%    7.69% to 7.69%
                                                                                                                                     6.17% to 6.17%    ****
          2013                                         23,220   12.91 to 12.91       $299,726               0.00%  1.00% to 1.50%   26.12% to 26.12%

   Royce Capital Fund
    Micro-Cap Portfolio
          2017                                         46,074   10.44 to 11.15       $511,189               0.55%  1.15% to 1.35%    3.61% to 3.82%
          2016                                         44,814   10.68 to 10.74       $479,544               0.51%  1.00% to 1.50%   17.77% to 18.01%
          2015                                         46,010    9.07 to 9.10        $417,664               0.00%  1.00% to 1.50%  -13.78% to -13.61%
          2014                                         38,322   10.52 to 10.53       $403,333               0.00%  1.00% to 1.50%   -5.13% to -5.13%
                                                                                                                                    -1.36% to -1.36%   ****
          2013                                         15,757   11.09 to 11.09       $174,776               0.45%  1.00% to 1.50%   19.04% to 19.04%

    Small Cap Portfolio
          2017                                        678,945   14.67 to 14.77     $9,979,307               0.79%  1.15% to 1.35%    3.69% to 3.90%
          2016                                        678,690   14.14 to 14.21     $9,614,439               1.70%  1.00% to 1.50%   18.92% to 19.16%
          2015                                        622,164   11.89 to 11.93     $7,405,466               0.49%  1.00% to 1.50%  -13.15% to -12.98%
          2014                                        356,507   13.69 to 13.71     $4,882,129               0.00%  1.00% to 1.50%    1.54% to 1.54%
                                                                                                                                     4.02% to 4.02%    ****
          2013                                        117,407   13.49 to 13.49     $1,583,322               1.58%  1.00% to 1.50%   32.64% to 32.64%

   Alps
    Alerian Energy Infrastructure Portfolio
          2017                                        255,279    7.94 to 9.74      $2,035,885               2.02%  1.15% to 1.35%   -2.17% to -1.97%
          2016                                        214,149    8.12 to 8.16      $1,742,373               2.55%  1.00% to 1.50%   38.91% to 39.19%
          2015                                        140,978    5.84 to 5.86        $824,630               1.28%  1.00% to 1.50%  -38.76% to -38.63%
          2014                                         41,872    9.54 to 9.55        $399,590               0.23%  1.00% to 1.50%   -4.57% to -4.49%

    Red Rocks Listed Private Equity Portfolio
          2017                                        132,509   11.09 to 12.02     $1,584,399               3.76%  1.15% to 1.35%   23.29% to 23.53%
          2016                                         31,067    9.70 to 9.73        $301,600               0.89%  1.00% to 1.50%    6.52% to 6.74%
          2015                                         17,656    9.11 to 9.12        $160,817               0.11%  1.00% to 1.50%   -8.92% to -8.84%

   American Funds IS
    Asset Allocation Fund
          2017                                      2,854,380   10.81 to 12.54    $35,466,015               1.60%  1.15% to 1.35%   14.36% to 14.59%
          2016                                      1,757,313   10.89 to 10.94    $19,162,946               1.76%  1.00% to 1.50%    7.70% to 7.92%
          2015                                        807,913   10.11 to 10.14     $8,178,458               3.14%  1.00% to 1.50%   -0.21% to -0.01%
          2014                                         63,631   10.13 to 10.14       $645,067               1.88%  1.00% to 1.50%    1.35% to 1.43%

    Blue Chip Income and Growth Fund
          2017                                      1,617,244   11.13 to 13.63    $21,744,911               2.12%  1.15% to 1.35%   15.14% to 15.37%
          2016                                      1,191,707   11.76 to 11.82    $14,030,863               2.32%  1.00% to 1.50%   16.91% to 17.14%
          2015                                        564,646   10.06 to 10.09     $5,684,566               2.70%  1.00% to 1.50%   -4.51% to -4.32%
          2014                                        201,763   10.53 to 10.54     $2,125,588               4.76%  1.00% to 1.50%    5.32% to 5.41%

    Ultra-Short Bond Fund
          2017                                      1,347,923    9.43 to 9.93     $12,736,983               0.07%  1.15% to 1.35%   -1.18% to -0.98%
          2016                                      1,342,304    9.54 to 9.59     $12,826,412               0.00%  1.00% to 1.50%   -1.78% to -1.59%
          2015                                      1,625,317    9.71 to 9.74     $15,798,803               0.00%  1.00% to 1.50%   -2.04% to -1.85%
          2014                                        728,158    9.92 to 9.93      $7,221,320               0.00%  1.00% to 1.50%   -0.83% to -0.75%

    Capital Income Builder Fund
          2017                                      1,175,195   10.64 to 10.85    $12,674,558               2.67%  1.15% to 1.35%   11.14% to 11.36%
          2016                                        809,445    9.69 to 9.74      $7,856,367               3.18%  1.00% to 1.50%    2.39% to 2.60%
          2015                                        502,843    9.47 to 9.49      $4,765,182               2.92%  1.00% to 1.50%   -3.11% to -2.92%
          2014                                         62,992    9.77 to 9.78        $615,509               1.45%  1.00% to 1.50%   -2.31% to -2.22%

    Global Growth Fund
          2017                                        402,383   11.39 to 13.48     $5,351,879               0.68%  1.15% to 1.35%   29.36% to 29.62%
          2016                                        263,246   10.35 to 10.40     $2,729,142               0.75%  1.00% to 1.50%   -0.98% to -0.78%
          2015                                        218,567   10.45 to 10.48     $2,287,088               1.66%  1.00% to 1.50%    5.26% to 5.47%
          2014                                         25,787    9.93 to 9.94        $256,192               1.03%  1.00% to 1.50%   -0.68% to -0.59%

    Global Growth and Income Fund
          2017                                        567,275   11.35 to 12.69     $7,127,276               2.60%  1.15% to 1.35%   24.14% to 24.39%
          2016                                        407,304   10.15 to 10.20     $4,141,736               2.16%  1.00% to 1.50%    5.60% to 5.81%
          2015                                        251,907    9.62 to 9.64      $2,426,026               3.36%  1.00% to 1.50%   -2.92% to -2.72%
          2014                                         15,312    9.90 to 9.91        $151,652               5.12%  1.00% to 1.50%   -0.96% to -0.88%

    Global Small Capitalization Fund
          2017                                        209,334   11.31 to 12.04     $2,497,720               0.37%  1.15% to 1.35%   23.94% to 24.19%
          2016                                        140,116    9.65 to 9.69      $1,355,137               0.08%  1.00% to 1.50%    0.48% to 0.68%
          2015                                        227,555    9.60 to 9.63      $2,186,411               0.00%  1.00% to 1.50%   -1.36% to -1.16%
          2014                                          9,369    9.73 to 9.74         $91,212               0.11%  1.00% to 1.50%   -2.68% to -2.59%

    Growth Fund
          2017                                      1,103,029   11.29 to 14.78    $15,869,916               0.53%  1.15% to 1.35%   26.27% to 26.53%
          2016                                        603,340   11.63 to 11.68     $7,025,261               0.63%  1.00% to 1.50%    7.75% to 7.97%
          2015                                        403,510   10.79 to 10.82     $4,357,889               1.25%  1.00% to 1.50%    5.15% to 5.37%
          2014                                         83,979   10.26 to 10.27       $861,882               1.08%  1.00% to 1.50%    2.61% to 2.69%

    Growth-Income Fund
          2017                                      1,426,572   11.22 to 13.58    $19,064,147               1.52%  1.15% to 1.35%   20.44% to 20.68%
          2016                                        912,448   11.19 to 11.25    $10,231,418               1.54%  1.00% to 1.50%    9.76% to 9.98%
          2015                                        469,186   10.20 to 10.23     $4,790,060               2.28%  1.00% to 1.50%   -0.15% to 0.05%
          2014                                        103,933   10.21 to 10.22     $1,061,651               2.04%  1.00% to 1.50%    2.14% to 2.22%

    International Fund
          2017                                        417,580   11.51 to 11.74     $4,880,259               1.56%  1.15% to 1.35%   30.13% to 30.39%
          2016                                        238,483    8.96 to 9.01      $2,143,281               1.42%  1.00% to 1.50%    1.83% to 2.04%
          2015                                        176,514    8.80 to 8.83      $1,555,816               2.33%  1.00% to 1.50%   -6.03% to -5.84%
          2014                                         30,624    9.37 to 9.37        $287,001               2.36%  1.00% to 1.50%   -6.33% to -6.25%

    International Growth and Income Fund
          2017                                        353,383   10.48 to 11.18     $3,723,128               2.50%  1.15% to 1.35%   23.05% to 23.30%
          2016                                        223,673    8.52 to 8.56      $1,907,815               2.77%  1.00% to 1.50%   -0.18% to 0.02%
          2015                                        146,100    8.53 to 8.56      $1,247,857               3.89%  1.00% to 1.50%   -7.08% to -6.90%
          2014                                         10,015    9.19 to 9.19         $92,019               5.93%  1.00% to 1.50%   -8.15% to -8.07%

    New World Fund
          2017                                      1,902,356   10.96 to 11.32    $20,915,092               0.90%  1.15% to 1.35%   27.33% to 27.59%
          2016                                      1,383,251    8.60 to 8.65     $11,927,318               0.70%  1.00% to 1.50%    3.63% to 3.84%
          2015                                      1,059,832    8.30 to 8.33      $8,809,643               0.70%  1.00% to 1.50%   -4.67% to -4.48%
          2014                                        241,423    8.71 to 8.72      $2,102,795               1.81%  1.00% to 1.50%  -12.91% to -12.84%

    U.S. Government/AAA-Rated Securities Fund
          2017                                        866,874   9.92 to 10.09      $8,709,523               1.10%  1.15% to 1.35%   -0.08% to 0.12%
          2016                                        768,717   10.03 to 10.08     $7,730,632               1.33%  1.00% to 1.50%   -0.36% to -0.16%
          2015                                        523,628   10.06 to 10.09     $5,281,120               2.46%  1.00% to 1.50%   -0.07% to 0.13%
          2014                                         41,258   10.07 to 10.08       $415,682               1.73%  1.00% to 1.50%    0.72% to 0.80%

   Oppenheimer VA Service Class
    Total Return Bond Fund
          2017                                        141,166   10.18 to 10.60     $1,489,489               2.13%  1.15% to 1.35%    2.98% to 3.19%
          2016                                        183,899   10.23 to 10.28     $1,883,268               3.87%  1.00% to 1.50%    1.67% to 1.87%
          2015                                        126,370   10.06 to 10.09     $1,272,341               4.00%  1.00% to 1.50%   -0.65% to -0.45%
          2014                                         28,921   10.12 to 10.13       $292,828               0.00%  1.00% to 1.50%    1.24% to 1.32%

    Discovery Mid Cap Growth Fund
          2017                                         78,421   11.47 to 14.12     $1,081,791               0.00%  1.15% to 1.35%   26.74% to 26.99%
          2016                                         69,024   11.07 to 11.12       $765,062               0.00%  1.00% to 1.50%    0.71% to 0.91%
          2015                                         86,870   10.99 to 11.02       $955,449               0.00%  1.00% to 1.50%    4.92% to 5.13%
          2014                                          2,410   10.48 to 10.48        $25,249               0.00%  1.00% to 1.50%    4.75% to 4.84%

    Global Multi-Alternatives Fund
          2017                                          9,680    9.34 to 9.41         $90,846               0.45%  1.15% to 1.35%   -1.15% to -0.95%
          2016                                         25,872    9.45 to 9.50        $244,847               1.38%  1.00% to 1.50%    2.10% to 2.30%
          2015                                         18,204    9.26 to 9.28        $168,791               0.13%  1.00% to 1.50%   -4.97% to -4.78%
          2014                                         10,727    9.74 to 9.75        $104,541               4.75%  1.00% to 1.50%   -2.57% to -2.49%

    Global Fund
          2017                                        314,034   11.70 to 13.36     $4,168,595               0.54%  1.15% to 1.35%   34.50% to 34.77%
          2016                                        101,878    9.86 to 9.91      $1,006,775               0.79%  1.00% to 1.50%   -1.50% to -1.30%
          2015                                        100,088   10.01 to 10.04     $1,003,116               1.16%  1.00% to 1.50%    2.28% to 2.49%
          2014                                          5,615    9.79 to 9.80         $54,982               0.00%  1.00% to 1.50%   -2.10% to -2.01%

    International Growth Fund
          2017                                        321,075   11.15 to 11.34     $3,621,877               0.70%  1.15% to 1.35%   24.75% to 25.00%
          2016                                        127,654    9.03 to 9.07      $1,154,655               0.92%  1.00% to 1.50%   -4.02% to -3.83%
          2015                                        126,222    9.41 to 9.44      $1,189,022               0.58%  1.00% to 1.50%    1.72% to 1.93%
          2014                                         23,787    9.25 to 9.26        $220,047               0.00%  1.00% to 1.50%   -7.51% to -7.43%

    Main Street Fund
          2017                                        303,919   10.78 to 13.34     $3,992,486               1.01%  1.15% to 1.35%   15.08% to 15.31%
          2016                                        173,754   11.51 to 11.57     $2,003,711               0.90%  1.00% to 1.50%   9.81% to 10.03%
          2015                                         83,027   10.49 to 10.52       $871,289               0.37%  1.00% to 1.50%    1.72% to 1.93%
          2014                                          1,357   10.31 to 10.32        $13,993               0.00%  1.00% to 1.50%    3.08% to 3.17%

    Main Street Small Cap Fund
          2017                                        273,894   10.62 to 13.26     $3,591,491               0.60%  1.15% to 1.35%   12.39% to 12.61%
          2016                                        202,405   11.72 to 11.78     $2,378,265               0.24%  1.00% to 1.50%   16.09% to 16.33%
          2015                                        138,342   10.10 to 10.13     $1,398,862               0.89%  1.00% to 1.50%   -7.35% to -7.17%
          2014                                         55,257   10.90 to 10.91       $602,230               0.00%  1.00% to 1.50%    8.98% to 9.07%

   Transparent Value VI
    Directional Allocation Portfolio
          2016                                              -         -                    $0               0.00%  1.00% to 1.50%         n/a
          2015                                         17,596    9.26 to 9.28        $162,873               0.00%  1.00% to 1.50%   -4.06% to -3.87%
          2014                                         12,657    9.65 to 9.66        $122,124               0.00%  1.00% to 1.50%   -3.52% to -3.43%

   T. Rowe Price
    Blue Chip Growth Portfolio
          2017                                      1,239,795   11.70 to 13.20    $16,205,947               0.00%  1.15% to 1.35%   34.01% to 34.28%
          2016                                        556,025    9.80 to 9.83      $5,455,076               0.00%  1.00% to 1.50%   -0.81% to -0.61%
          2015                                        202,458    9.88 to 9.89      $2,001,222               0.00%  1.00% to 1.50%   -1.18% to -1.10%

    Health Sciences Portfolio
          2017                                        710,023   10.05 to 11.05     $7,168,782               0.00%  1.15% to 1.35%   25.60% to 25.86%
          2016                                        380,909    8.00 to 8.02      $3,048,925               0.00%  1.00% to 1.50%  -11.91% to -11.74%
          2015                                        192,859    9.08 to 9.09      $1,751,317               0.00%  1.00% to 1.50%   -9.20% to -9.13%

        *       The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

        **      The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***     The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

        ****    The Total Return noted relate to partial year total return for the Sammons
                Retirement Solutions LiveWell Variable Annuity with Value Endorsement that became available July 30, 2014.

6.      Diversification Requirements

        Under the provisions of Section 817(h) of the Internal Revenue Code, as
        amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investment of the segregated asset account, on which the policy is based, are not adequately diversified.  The Code provides that the "adequately diversified"
        requirement may be met if the underlying investments satisfy either a statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

        The Internal Revenue Service has issued regulations under Section 817(h) of the
        Code.  Midland National Life believes, based on assurances from the Funds, that the Separate Account C satisfies the current requirements of the regulations.
Part C

OTHER INFORMATION

 Item 24.

(a)  Financial Statements

All required financial statements are included in Part B of the Registration Statement

(b)  Exhibits:

(1)   Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (2)

(2)   Not Applicable

(3)   (a)   Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Financial Network (8)

        (b)  Registered Representative Contract (8)

(4)  (a)   Form of Flexible Premium Deferred Variable Annuity Contract (8)

        (b)   Optional LiveWell Value Endorsement (16)

(5)  Application for Flexible Premium Deferred Variable Annuity Contract (8)

(6)   (a)  Articles of Incorporation of Midland National Life Insurance Company (2)

        (b)  By-laws of Midland National Life Insurance Company (2)

(7)   Reinsurance Agreement for contracts issued under this Registration Statement. (4)

(8)   (a)      Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (5)

(b)       Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II.  (1)

(c)       Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (6)

(d)      Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III.  (3)

(e)       Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (4)

(f)       Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc.   (7)

(g)       SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation.   (7)

(h)          SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC.  (7)

(i)            Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (7)

(j)            Participation agreement between Midland National Life Insurance Company and BlackRock.  (9)

(k)       Participation agreement between Midland National Life Insurance Company and DWS. (9)

(l)        Participation agreement between Midland National Life Insurance Company and Eaton Vance. (9)

(m)         Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(n)          Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(o)          Participation agreement between Midland National Life Insurance Company and Ivy Funds. (9)

(p)          Participation agreement between Midland National Life Insurance Company and Legg Mason. (9)

(q)          Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (9)

(r)            Participation agreement between Midland National Life Insurance Company and Prudential. (9)

(s)           Participation agreement between Midland National Life Insurance Company and Royce Funds. (9)

(t)            Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (9)

(u)          Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (9)

(v)          Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc.  (9)

(w)         Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)

(x)          Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (9)

(y)          Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (9)

(z)           Participation Agreement between Midland National Life Insurance Company and AllianceBernstein. (10)

(aa)        Amendment to Participation Agreement between Midland National Life Insurance Company and American Century. (10)

(bb)       Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS. (10)

(cc)        Participation Agreement between Midland National Life Insurance Company and Lazard. (10)

(dd)       Participation Agreement between Midland National Life Insurance Company and Lord Abbett. (10)

(ee)        Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (10)

(ff)         Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (10)

(gg)       Amendment to the Participation Agreement between Midland National Life Insurance Company,  American Century Investment Services, Inc. and American Century Investment Management, Inc. (11)

(hh)       Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (11)

(ii)      Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series. (11)

(jj)          Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios and Fred Alger & Company, Incorporated. (12)

(kk)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (12)

(ll)          Amendment to the Participation Agreement between Midland National Life Insurance Company, DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. (12)

(mm)   Amendment to the Participation Agreement between Midland National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. (12)

(nn)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, Lazard Asset Management Securities LLC and Lazard Retirement Series, LLC. (12)

(oo)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (12)

(pp)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC. (12)

(qq)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Northern Lights Variable Trust and Northern Lights Distributors, LLC. (12)

(rr)         Amendment to the Participation Agreement between Midland National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (12)

(ss)         Amendment to the Participation Agreement between Midland National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributors, Inc. (12)

(tt)          Amendment to the Participation Agreement between Midland National Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (12)

(uu)       Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation (13)

(vv)       Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(ww)    Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(xx)       Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(yy)       Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc. (13)

(zz)        Participation Agreement between Midland National Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc and ALPS Portfolio Solutions Distributor, Inc. (14)

(aaa)     Participation Agreement between Midland National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.  (14)

(bbb)    Participation Agreement between Midland National Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc.   (14)

(ccc)     Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC., Transparent Value Trust, Guggenheim Partners Investment Management, LLC, and ALPS Distributors, Inc.  (14)

(ddd)    Amendment to the Participation Agreement between Midland National Life Insurance Company, BlackRock Variable Series Funds, Inc., and BlackRock Investments, LLC.  (14)

(eee)     Amendment to the Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation. (14)

(fff)       Participation Agreement between Midland National Life Insurance Company and T. Rowe Price. (15)

(ggg)          Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (15)

(hhh)          Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, John Hancock Variable Insurance Trust and John Hancock Distributors, LLC (17)

(9)   (a)     Opinion and Consent of Counsel (17)

        (b)     Power of Attorney (17)

(10) (a)     Consent of Eversheds Sutherland (US) LLP (17)

      (b)     Consent of Independent Registered Public Accounting Firm (17)

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations (4)

  Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)
  Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016)
  Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

4.       Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)

5.       Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)

6.       Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)

7.       Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

8.       Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011  (File No. 333-176870)

9.       Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012  (File No. 333-176870)

10.    Incorporated herein by reference to Post-Effective Amendment No. 2 for Form N-4 on September 20, 2012  (File No. 333-176870)

11.    Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013 (File No. 333-148824)

12.    Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 26, 2013 (File No. 333-176870)

13.    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on July 12, 2013 (File No. 333-176870)

14.    Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on July 25, 2014 (File No. 333-176870)

15.    Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on July 16, 2015 (File No. 333-176870)

16.    Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-4 on April 25, 2017 (File No. 333-176870)

17.    Filed herewith

18.    To be filed by amendment

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address[1]	Position and Offices with Depositor
Esfandyar E. Dinshaw..................................................	Chairman of the Board & Chief Executive Officer
Steven C. Palmitier[3].....................................................	President and Chief Operating Officer – Director
Darron K. Ash.............................................................	Director
Willard Bunn, III..........................................................	Director
James Roderick Clark	Director
Thomas Corcoran.........................................................	Director
William D. Heinz.........................................................	Director
Heather Kreager...........................................................	Director
Michael M. Masterson..................................................	Director
James Parker................................................................	Director
Robert R. TeKolste......................................................	President - Annuity Division
William L. Lowe[4].........................................................	President - Sammons Institutional Group
Rebecca L. Luloff[2].......................................................	President - Shared Services
Anne Cooper...............................................................	Senior Vice President and Chief Human Resources Officer
Brian Hansen[3]..............................................................	Senior Vice President, General Counsel & Secretary
Donald T. Lyons..........................................................	Senior Vice President
Timothy A. Reuer[2].......................................................	Senior Vice President & Corporate Actuary
David Shaw.................................................................	Senior Vice President & Chief Information Officer
Stacy Bagby................................................................	Vice President – Sales & Compliance Administration-SIG: Chief Compliance Officer of SEC Rule 38a-1
Daniel M. Kiefer..........................................................	Vice President, Chief Financial Officer & Treasurer
Melissa Scheuerman[4]...................................................	Vice President - Business & Sales Development
Brent A. Mardis...........................................................	Vice President, Chief Risk Officer
Jeannie Iannello[2]..........................................................	Vice President - Life New Business & Underwriting
Teri L. Ross.................................................................	Vice President, Annuity New Business & Agency Services
Kirk P. Evans[4].............................................................	Vice President, Product Actuary & Risk Management
Jeremy A. Bill[2]............................................................	Vice President - Life Product Development
Gerald R. Blair[3]...........................................................	Vice President, Chief Distribution and Sales Officer
Gregory J. Bonzagni[4]...................................................	Vice President – National Sales
Cyndi Hall...................................................................	Vice President – Chief Compliance Officer
Nicholas Nelson...........................................................	Vice President – Administration
Daniel Edsen...............................................................	Vice President – Finance Reporting
Brett Agnew................................................................	Vice President and Associate General Counsel - Securities & Corporate Services
Kathleen Bartling[2]........................................................	Associate Vice President – Marketing
Michael P. Hagan.........................................................	Associate Vice President – Anti-Money Laundering & Financial Crimes Officer
Theresa B. Kuiper[2].......................................................	Associate Vice President – Treasury Operations
Randy D. Shaull[2]..........................................................	Associate Vice President & Actuary
John Robbins[2]..............................................................	Associate Vice President – Life & Variable Services
Jill Williams[3]...............................................................	Associate Vice President – Market Conduct & Compliance Assessment
Seth Nailor..................................................................	Associate Vice President – Customer Service & Claims

  1Unless noted otherwise, the principal business address for each officer and director is 4350 Westown Parkway, West Des Moines, IA 50266

  2One Sammons Plaza, Sioux Falls, SD 57193-9991

  3525 W. Van Buren, Chicago, IL 60607

  44546 Corporate Drive, Suite 100, West Des Moines, IA 50266

  Item 26.  Persons Controlled By or Under Common Control With the Depositor or Registrant.

  The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2017, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1888 Fund, Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
1900 Capital Inc	DE	100% by Compatriot Capital, Inc.
5180 CLO LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
5180-2 CLO LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
AAFT-MSN entities	DE	100% by AAFT-MSN Holdco entities
AAFT-MSN Holdco entities	DE	100% by Acsal Holdco LLC
AAFT-MSN Lender LLC entities	DE	100% by Guggenheim Corporate Funding, LLC
AA-JL Plano 822, LLC	DE	100% by Retail Investors III, LLC
AC Storage, LLC	DE	100% by GC Deferred Compensation I, LLC
Accretive Asset Management LLC	WA	100% by Guggenheim Partners Investment Management Holdings, LLC
ACEI Holdco, LLC	DE	100% by GPFT Holdco, LLC
Acsal Holdco LLC	DE	80.6% by SAILS-3, LLC
AECORN, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
AFSP Fund I Partners, LLC	DE	53.6% by Compatriot Capital, Inc.
Aircraft Mgmt. Company, LLC	DE	100% by GPFT Holdco, LLC
Albion at Evanston, LLC	DE	100% by Albion Residential LLC
Albion at Oak Park, LLC	DE	100% by Albion Residential LLC
Albion Columbus 1, LLC	DE	100% by Albion Residential LLC
Albion Columbus Investors 1, LLC	DE	20% by Albion Columbus 1, LLC
Albion Residential LLC	DE	100% by Village Green Consolidated LLC
Albion WM 1, LLC	DE	100% by Albion Columbus Investors 1, LLC
AMC Investor Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Anchorage G Holdings, LLC	AK	100% by Guggenheim Life and Annuity Company
Apex Midway Wind, LLC	DE	100% by SRE Apex Midway Member LLC
ASG Mortgage Investors, LLC	DE	35.3% by 1900 Capital Inc
Asheville Resolution Corporation	DE	100% by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100% by GWM Holdco, LLC
AT Funding Note Issuer, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Aureus Group, LLC	DE	29.9% by Compatriot Capital, Inc.
Bandera Strategic credit Partners II, L.P.	DE	(No Ownership) Management by GPIM Holdings VII, LLC
Bennington Stark Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Beulah Belle Grazing Association, LLC	WY	100% by Pathfinder Dumbell Ranch, LLC
BFC Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Bingham CDO L.P.	CYM	(No Ownership) Management by GIM GP Ltd.
Biscay GSTF III, LLC	DE	100% by GLAC Holdings, LLC
Blanford Capital Company #1, LLC	CYM	100% by GIFMS Capital Company, LLC
Blue Fish Farms, Inc.	DE	100% by Sammons Infrastructure, Inc.
Bound Brook Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100% by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100% by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100% by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5% by GC Parent Holdings, LLC
Carco Services, LLC	DE	100% by Guggenheim Services, LLC
CardCash Holdings, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
CCE Funding LLC	DE	100% by Compatriot Capital, Inc.
CCI Historic, Inc.	DE	100% by Compatriot Capital, Inc.
CCI/HTC, Inc.	DE	100% by CCI Historic, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100% by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Channel Capital Group Holdings, LLC	DE	38.3% by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100% by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Clear Spring Life Insurance Company	TX	100% by Guggenheim Life and Annuity Company
Clemina Hydro Power GP Ltd.	BC	100% by SRE Hydro Canada Corp
Clemina Hydro Power LP	BC	99% by SRE Hydro Canada Corp 0.01% by Clemina Hydro Power GP Ltd.
Cohen Financial Services (DE), LLC	DE	100% by Pillar Financial, LLC
Collectibles Antiquities Company, LLC	DE	100% by GC Deferred Compensation I, LLC
Columbia Mountains Power GP Ltd.	BC	100% by SRE Hydro Canada Corp
Columbia Mountains Power LP	BC	99% by SRE Hydro Canada Corp 0.01% by Columbia Mountains Power GP Ltd.
Community Investments, Inc.	DE	100% by Consolidated Investment Services, Inc.
Compatriot Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Concord Minutemen Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100% by Sammons Enterprises, Inc.
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Conway Capital, LLC	DE	50% by Guggenheim Life and Annuity Company
Copper River CLO Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Corio Funding, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Corio RR Finance Co., LLC	DE	100% by Corio RR Funding, LLC
Corio RR Funding, LLC	DE	100% by Corio Funding, LLC
Corporate Funding V, LLC	DE	100% by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100% by GPFT Holdco, LLC
CP Aureus FSP, LP	DE	49.5% by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
CS/Federal Drive AB LLC	DE	100% by CS/Federal Drive LLC
CS/Federal Drive LLC	DE	100% by and Management by CWNLT Federal Drive LLC
CSCN, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
CWNLT Federal Drive LLC	DE	100% by Guggenheim Real Estate Investment Trust
DBI/ASG Advisors, LP	DE	14% by ASG Mortgage Investors, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4% by 1900 Capital Inc
DC Solutions LLC	DE	100% by Sammons CAES Holdings, LLC
DLPG II Executive, LLC	DE	(No Ownership) Management by DLPG II, LLC
DLPG II, LLC	DE	100% by DLPG, LLC
DLPG, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
DS Energy Storage Systems LLC	DE	50% by Sammons Energy Storage Holdings LLC
E2M Fund II Holdco, LP	DE	47.8% by Compatriot Capital, Inc. 25% by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4% by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30% by Compatriot Capital, Inc.
E2M Grapevine II, LLC	TX	67.5% by Compatriot Capital, Inc. Management by E2M/CCI Grapevine II Holdings, LLC
E2M Holdings, LLC	DE	30% by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100% by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5% by Compatriot Capital, Inc. Management by E2M General Partner III, LLC
E2M Villas at RPW, LLC	TX	99.2% by Compatriot Capital, Inc. Management by E2M/CCI Villas at RPW Holdings, LLC
E2M/CCI Grapevine II Holdings, LLC	TX	30% by Compatriot Capital, Inc.
E2M/CCI Villas at RPW Holdings, LLC	TX	30% by Compatriot Capital, Inc.
E2M/SRC Investment Company, LLC	DE	37% by Compatriot Capital, Inc. 60% by E2M Fund II Holdco, LP
Efland Funding entities	DE	100% by Elsmere Insurance Agency, LLC
Eiger Fund I, LP	DE	38.8% by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10% by Compatriot Capital, Inc.
ELSL Funding entities	DE	100% by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
English Hydro Power GP Ltd.	BC	100% by SRE Hydro Canada Corp
English Hydro Power LP	BC	99% by Columbia Mountains Power LP 0.01% by English Hydro Power GP Ltd.
Enterhealth, LLC	TX	21.3% by Sammons Capital, Inc.
EquiTrust Insurance Services, LLC	DE	100% by Guggenheim Insurance Services, LLC
Eventine Funding, LLC	DE	100% by Elsmere Insurance Agency, LLC
Fashion Funding, LLC	DE	100% by GLAC Holdings, LLC
FD Orange Beach 859, LLC	DE	100% by Retail Investors III, LLC
Fifth Ave GSTF II, LLC	DE	100% by GLAC Holdings, LLC
FMF Peakview LLC	DE	80% by Guggenheim Plus Leveraged LLC
Forklift Operations de Mexico, S.A. de C.V.	MEX	99% by Controladora Briggs de Mexico, S. de R.L. de C.V. 1% Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100% by Moore's Creek Capital Corporation
Fosthall Creek Power LP	BC	99% by SRE Hydro Canada Corp
Franklin Park (Cyprus) Limited	CYP	100% by GGIC IIP Holdings LP
G650 2014 Holdings, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAOMF S/N 20272, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, LP
GASG Co-Investor Fund I, LP	DE	50% by 1900 Capital Inc
GASG Operating Partners, LP	DE	87.8% by GASG Co-Investor Fund I, LP
GC Deferred Compensation I, LLC	DE	100% by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100% by Guggenheim Capital International, Ltd.
GC New York, LLC	DE	99.5% by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	13.7% by Guggenheim Partners, LLC
GC Orpheus Investors, LLC	DE	21.7% by Guggenheim Partners Investment Management Holdings, LLC
GC Parent Holdings, LLC	DE	100% by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100% by GC Parent Holdings, LLC
GC Repo, LLC	DE	100% by Guggenheim Partners, LLC
GDCP Member, LLC	DE	100% by Guggenheim Corporate Funding, LLC
GDP-Pilara Lotes, LLC	DE	100% by GC Parent Holdings, LLC
Generation Financial Group, LLC	DE	50% by JLx3, LLC 50% by Guggenheim Partners, LLC
Generation Mortgage Company, LLC f/k/a Generation Mortgage Company	CA	100% by GFMH, LLC f/k/a Generation Financial Mortgage, LLC
GFMH, LLC f/k/a Generation Financial Mortgage, LLC	DE	99.4% by GPFT Holdco, LLC
GFP Green Inc.	CYM	100% by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100% by GGIC, Ltd.
GFPIC, L.P.	CYM	34.5% by GFPID, LLC
GFPID, LLC	DE	40% by GC Parent Holdings, LLC
GFS Management (Ireland) Limited	IRL	100% by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) entities	IRL	(No Ownership) Management by Guggenheim Fund Solutions, LLC
GFS MAP (U.S.) entities	DE	(No Ownership) Management by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100% by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	85.7% by GGIC, Ltd. Management by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100% by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100% by GGIC, Ltd.
GGIC Manager, LLC	DE	100% by GGIC, Ltd.
GGIC, Ltd.	CYM	100% by GFPIC, L.P.
GHW Holdco LLC	DE	66.7% by NZC Guggenheim Funds
GI Holdco II LLC	DE	100% by Guggenheim Partners, LLC
GI Holdco II Sub LLC	DE	100% by GI Holdco II LLC
GI Holdco LLC	DE	100% by GI Holdco II LLC
GIA Europe Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIFM Holdings Trust	DE	100% by GIFS Capital Company, LLC
GIFMS Capital Company, LLC	CYM	99.5% by Relationship Funding Company, LLC
GIFS Capital Company, LLC	CYM	100% by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50% by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GIS Administrative Services, LLC	DE	100% by Guggenheim Insurance Services, LLC
GLAC GBM Investco, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100% by GPFT Holdco, LLC
GLAC Investment Holdings II, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Investment Holdings III, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Investment Holdings, LLC	DE	100% by Guggenheim Life and Annuity Company
GLM Securities, LLC f/k/s Guggenheim Liquid Markets, LLC	DE	100% by Links Holdings LLC
Global 6000 9568 Limited LDC	CYM	50% by GX 9568 Holdings I, LLC 50% by GX 9568 Holdings II, LLC
GM property holding companies	DE	100% by Retail Investors III, LLC
GMI GPIM, LLC	DE	100% by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100% by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100% by Guggenheim Nicklaus Partners, LLC
GN property holding entities	DE	100% by Guggenheim Nicklaus Partners, LLC
GNP property holding entities	DE	100% by Guggenheim-Nicklaus Fund I, Ltd.
GP Feeder Fund Management, LLC	DE	100% by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	(No Ownership) Management by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPBLK, Inc.	DE	100% by GP Holdco, LLC
GPC Portfolio Companies	DE	(No Ownership) Management by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100% by GP Holdco, LLC
GPI Ventures, LLC	DE	100% by Asheville Resolution Corporation
GPIM Holdings VII, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPIM Holdings VIII, Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GPIMH Sub, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPM Center Court, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GRE property holding companies	DE	80-100% by Guggenheim Plus Leveraged LLC
GRE U.S. Property Fund GP LLC	DE	100% by Guggenheim Real Estate LLC
GRE U.S. Property Fund L.P.	DE	36.9% by Guggenheim Plus II L.P. 17.2% by Guggenheim Real Estate PLUS Trust Management by GRES GP LLC
Great Bridge Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Green Lake Holdings, LLC	DE	100% by Guggenheim Life and Annuity Company
Green Lane CLO Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GREI GP LLC	DE	100% by Guggenheim Real Estate LLC
GRES GP LLC	DE	100% by Guggenheim Trust Company LLC
GRREP Holdings, LLC	DE	100% by GC Parent Holdings, LLC
GS Gamma Advisors, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GS Gamma Investments, LLC	DE	(No Ownership) Management by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GSFI, LLC	DE	70% by Guggenheim Partners, LLC 30% by JLx3, LLC
GTVI Partners, LLC	DE	44.4% by Guggenheim Venture Partners, LLC
Guggenheim Advisors Funds	CYM	(No Ownership) Management by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Aircraft Opportunity Fund, LP	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Aircraft Opportunity GP, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Aircraft Opportunity Master Fund, LP	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Alternative Asset Management, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	(No Ownership) Management by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100% by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100% by Guggenheim Partners, LLC
Guggenheim Aviation Services II, LLP	DE	39.5% by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100% by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100% by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99% by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	36.5% by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance (CA), Inc.	DE	100% by Guggenheim Commercial Real Estate Finance, LLC
Guggenheim Commercial Real Estate Finance, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Concourse L.P.	DE	99.9% by Guggenheim Plus Leveraged LLC
Guggenheim Concourse GP LLC	DE	100% by Guggenheim Plus Leveraged LLC
Guggenheim Core Plus Fund, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Corporate Funding, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Corporate Opportunity Fund entities	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Credit Services, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Development Services, LLC fka Terrabyte Development, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
Guggenheim Disbursement Agent, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Energy LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	(No Ownership) Management by Guggenheim Energy LLC
Guggenheim Fund Solutions, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Funds Distributors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Services, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Global Investments Public Limited Company	IRL	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5% by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Holdco Sub II, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Holdco Sub, LLC	DE	100% by Guggenheim Insurance Services, LLC
Guggenheim Insurance Holdco, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100% by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investor Services, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim KBBO Partners Limited	ARE	50% by Links Holdings LLC
Guggenheim Life 1099 Reporting Company, LLC	DE	100% by Guggenheim Life and Annuity Company
Guggenheim Life and Annuity Company	DE	100% by GLAC Holdings, LLC
Guggenheim Life Reinsurance (U.S.) Corporation	DE	100% by Guggenheim Life and Annuity Company
Guggenheim Loan Agent, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100% by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Management, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager, Inc.	DE	100% by Guggenheim Capital, LLC
Guggenheim Mortgage Capital, LLC	DE	80% by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70% by GC Parent Holdings, LLC
Guggenheim Opportunities Investors entities	DE	100% by GC Deferred Compensation I, LLC
Guggenheim Partners Advisors, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners Advisory Company	SD	100% by Guggenheim Partners, LLC
Guggenheim Partners Europe Limited	IRL	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners India GP, LLC	DE	33.3% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5% by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.9% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners Japan, Ltd.	JPN	100% by Links Holdings LLC
Guggenheim Partners London Premises Limited	GBR	100% by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100% by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100% by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Partners, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Plus Acquisition LLC	DE	100% by Guggenheim Plus Leveraged LLC
Guggenheim Plus GP LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	(No Ownership) Management by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	(No Ownership) Management by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	78.8% by Guggenheim Real Estate Investment Trust 21.1% by Guggenheim Plus L.P. Management by Guggenheim Trust Company LLC
Guggenheim Premises I, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Private Debt Fund 2.0 entities	DE	(No Ownership) Management by Guggenheim Private Debt Fund 2.0 Managing Member, LLC
Guggenheim Private Debt Fund 2.0 Managing Member, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Private Debt Fund Managing Member, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Private Debt Funds	DE	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Proprietary Investor investment entities	CYM	100% by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	(No Ownership) Management by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	100% by GRE U.S. Property Fund L.P. Management by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5% by GPFT Holdco, LLC
Guggenheim Real Estate PLUS Trust	USA	(No Ownership) Management by Guggenheim Trust Company LLC
Guggenheim Receivable Financing, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Retail Real Estate Partners, Inc.	DE	100% by GC Parent Holdings, LLC
Guggenheim Securities Credit Partners, LLC	DE	100% by Links Holdings LLC
Guggenheim Securities Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Securities Intermediate Holdings, LLC	DE	100% by Links Holdings LLC
Guggenheim Securities International Ltd	GBR	100% by Links Holdings LLC
Guggenheim Securities, LLC	DE	100% by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100% by Security Investors, LLC
Guggenheim Technology Ventures I, L.P.	DE	(No Ownership) Management by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	99.5% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100% by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services International Limited	CYM	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100% by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100% by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5% by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5% by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50% by Guggenheim Partners Investment Management, LLC
GW Phoenix 799, LLC	DE	100% by Retail Investors III, LLC
GWM Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
GX 9568 Holdings I, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, LP
GX 9568 Holdings II, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, LP
Heelstone Energy II, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy III, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy IV, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy V, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy VI, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy VII, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy VIII, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Land Holdings, LLC	DE	100% by SRE Utility Solar 1, LLC
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100% by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100% by Consolidated Investment Services, Inc.
Heroult Holdings LLC	DE	100% by NZC Guggenheim Funds
Hesa GSTF V, LLC	DE	100% by GLAC Holdings, LLC
IDF I and II investment entities	DE	100% by Guggenheim Life and Annuity Company
Internet Radio Funding II, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Internet Radio Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
IPEX LLC	DE	100% by Generation Financial Group, LLC
IPEX Services, LLC	DE	100% by IPEX LLC
Iron Hill CLO Limited	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
I-SAIL, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Jasmine Asset Funding Limited	CYM	100% by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	100% by Compatriot Capital, Inc.
JL property holding entities	DE	100% by Retail Investors III, LLC
JLB 2728 Cedar Springs, LP	TX	30% by JLB Partners LLC 70% by Compatriot Capital, Inc.
JLB 99 West Paces Ferry LLC	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB BUILDERS LLC	TX	100% by JLB Partners LLC
JLB Center Street, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB Chapman LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB McLean LLC	DE	39% by Compatriot Capital, Inc. 21.9% by JLB McLean Partners LP
JLB McLean Partners LP	DE	65.7% by JLB Partners LLC
JLB Partners LLC	DE	40% by Compatriot Capital, Inc.
JLB Portales Partners LLC	DE	50% by JLB Portales Partners Mgr L.P.
JLB Portales Partners Mgr L.P.	TX	23.9% by Compatriot Capital, Inc. 76.1% by JLB Partners LLC
JLB REALTY LLC	TX	100% by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100% by JLB Partners LLC
JLB Stafford Land LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB Winhall, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLI property holding entities	DE	100% by Retail Investors III, LLC
JLx3, LLC	DE	61.1% by Guggenheim Partners, LLC
KDC Holdings, LLC	DE	50% by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Kips Bay Capital Company #1, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Kips Bay Capital Company #2, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Kips Bay Capital Company #3, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Kips Bay Capital Company #4, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Kips Bay Capital Company #5, LLC	CYM	100% by The Liberty Hampshire Company, LLC
KLD Funding, LLC	DE	100% by The Liberty Hampshire Company, LLC
Laramie Wind LLC	WY	100% by Pathfinder Renewable Wind Energy, LLC
LCLF investment entities	DE	100% by Corporate Funding V, LLC
Legacy Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Lexington Parker Capital Company, L.L.C.	DE	100% by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5% by Guggenheim Capital, LLC
Links Holdings LLC	DE	99.5% by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100% by Guggenheim Partners, LLC
Lionel Investors, LLC	DE	44% by Orpheus Holdings, LLC
Longhorn Trail Ranch II, Ltd.	TX	40% by Compatriot Capital, Inc.
Magma WCFF II Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
MERLIN Series 2015 entities	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	99% by Controladora Briggs de Mexico, S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
meZocliq LLC	DE	43.81% by Guggenheim-meZocliq Holdings, LLC
Midland National Life Insurance Company	IA	100% by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100% by Midland National Life Insurance Company
Minerva Funding LLC	DE	100% by Guggenheim Life and Annuity Company
Minerva Holdings LLC	DE	73.6% by Minerva Holdings Ltd. 10% by Guggenheim Corporate Funding, LLC
Minerva Holdings Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
MNL Reinsurance Company	IA	100% by Midland National Life Insurance Company
Montacargas Yale de Mexico, S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Moore's Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Morrow Park City Apartments LLC	DE	65.7% by VG Morrow Park Capital LLC
Morrow Park Holding LLC	DE	50% by CCI Historic, Inc.
My Financial Freedom LLC	DE	100% by Sammons Financial Group, Inc.
NC property holding entities	DE	100% by Retail Investors III, LLC
NE Lewiston 820, LLC	DE	100% by Retail Investors III, LLC
Nominee Holding Company, LLC	DE	100% by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100% by Sammons Financial Group, Inc.
NP&P Chicago 891, LLC	DE	100% by Retail Investors III, LLC
NZC Guggenheim Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
NZCG Feeder 1, L.P.	CYM	(No Ownership) Management by GPIM Holdings VIII, Ltd.
NZCG Funding funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Optimus Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
OR property holding entities	DE	100% by Retail Investors III, LLC
Orpheus Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Orpheus Holdings, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Otter, Inc.	OK	100% by Sammons Power Development, Inc.
Paragon GBM Investco, LLC	DE	100% by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100% by PLIC Holdings, LLC
Paris Finance I, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Paris Finance III, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Parkway Mortgage, Inc.	DE	100% by Consolidated Investment Services, Inc.
Pathfinder Bison Bend, LLC	WY	100% by PR Holdings, Inc.
Pathfinder Buzzard Bird Ranch, LLC	WY	100% by PR Holdings, Inc.
Pathfinder Cardwell Access Ranch, LLC	WY	100% by PR Holdings, Inc.
Pathfinder Cardwell Ranch, LLC	WY	100% by PR Holdings, Inc.
Pathfinder Dumbell Ranch, LLC	WY	100% by PR Holdings, Inc.
Pathfinder Land and Ranch Management, LLC	WY	100% by PR Holdings, Inc.
Pathfinder Miracle Mile Ranch, LLC	WY	100% by PR Holdings, Inc.
Pathfinder Pathfinder Ranch, LLC	WY	100% by PR Holdings, Inc.
Pathfinder Perkins Ranch, LLC	WY	100% by PR Holdings, Inc.
Pathfinder Power Transmission LLC	WY	100% by Laramie Wind LLC
Pathfinder Renewable Wind Energy, LLC	WY	100% by DC Solutions LLC
Pathfinder Sand Creek, LLC	WY	100% by PR Holdings, Inc.
Pathfinder Stewart Creek Ranch, LLC	WY	100% by PR Holdings, Inc.
Pathfinder Sun Ranch, LLC	WY	100% by PR Holdings, Inc.
Pathfinder Two Iron Ranch, LLC	WY	100% by PR Holdings, Inc.
Pathfinder-Zephyr Wind, LLC	WY	100% by Laramie Wind LLC
Pilar Holdings, LLC	FL	88.4% by GC Pilar Golf Investment, LLC
Pilara Lotes II, LLC	DE	100% by GC Deferred Compensation I, LLC
Pillar Capital Finance, LLC	DE	100% by Pillar Financial, LLC
Pillar Financial, LLC	DE	19.6% by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100% by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
PR Holdings, Inc.	DE	100% by Sammons Infrastructure, Inc.
Property Disposition, Inc.	DE	100% by Sammons Financial Group, Inc.
Range Energy Storage Systems LLC	WY	50% by Sammons Energy Storage Holdings LLC
RC Burleson 790, LLC	DE	100% by Retail Investors III, LLC
Relationship Funding (Cayman) Ltd.	CYM	100% by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
REST entities	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Retail Investors III, LLC	DE	100% by Guggenheim Life and Annuity Company Management by Stonebridge Investors III, LLC
Ridgefield Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
RTF Holdings LLC	DE	68.8% by ACEI Holdco, LLC
Rydex Holdings, LLC	KS	100% by Guggenheim Partners Investment Management Holdings, LLC
Saadiyat GSTF IV, LLC	DE	100% by GLAC Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100% by Sammons Equity Alliance, Inc.
SAIL 4 Finance, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
SAIL 4 VFN NOTE ISSUER, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
SAIL Finance LLC	DE	100% by Guggenheim Corporate Funding, LLC
SAILES 4-0, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
SAILS-3, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Sammons BW, Inc.	DE	100% by Sammons Distribution Holdings, Inc.
Sammons CAES Holdings, LLC	DE	100% by Sammons Infrastructure, Inc.
Sammons Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100% by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Energy Storage Holdings LLC	WY	100% by Pathfinder Renewable Wind Energy, LLC
Sammons Enterprises, Inc.	DE	100% by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100% by Sammons Securities, Inc.
Sammons Infrastructure, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Institutional Group, Inc.	DE	100% by Sammons Financial Group, Inc.
Sammons Power Development, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Renewable Energy Canada Holdings Inc.	BC	100% by SRE/Franklin Park Hydro Canada-1, LLC
Sammons Renewable Energy Holdings, Inc.	DE	100% by Sammons Infrastructure, Inc.
Sammons Securities, Inc.	DE	100% by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Sandy Point Capital Company, LLC	DE	100% by GIFS Capital Company, LLC
Saratoga (Cayman) Ltd.	CYM	100% by GIFS Capital Company, LLC
Saratoga Springs Capital Company, LLC	DE	100% by GIFS Capital Company, LLC
Saxondale Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
SB real estate holding entities	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
SBTree, Inc.	DE	100% by Guggenheim Partners, LLC
Scottwell Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Security Investors, LLC	KS	100% by Rydex Holdings, LLC
Sentry Funding entities	DE	100% by Saganaw Insurance Agency, LLC
Serpentine Hydro Power GP Ltd.	BC	100% by SRE Hydro Canada Corp
Serpentine Hydro Power LP	BC	99% by SRE Hydro Canada Corp 0.01% by Serpentine Hydro Power GP Ltd.
Seven Sticks CLO Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Seven Sticks, LLC	SC	100% by Cainhoy Land & Timber, LLC
SFVII GP, LLC	DE	100% by Guggenheim Fund Solutions, LLC
SGIA Funding I, LLC	DE	100% by Saganaw Insurance Agency, LLC
SGIA Funding II, LLC	DE	100% by Saganaw Insurance Agency, LLC
SIA Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sibella Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sifton Road Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8% by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7% by Compatriot Capital, Inc.
Slauson Investors LLC	DE	96% by Guggenheim Plus Leveraged LLC
SLBCA Developer LLC	DE	50% by VGH Credit LLC 50% by SLBCA Holding LLC
SLBCA Holding LLC	DE	90% by CCI/HTC, Inc. 10% by VGH Credit LLC
SLBCA Tenant LLC	DE	(No Ownership) Management by SLBCA Holding LLC
Solberg Reinsurance Company	IA	100% by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85% by SLBCA Holding LLC 15% by SLBCA Tenant LLC
South Blacktree Agency, LLC	DE	100% by SBTree, Inc.
Southside Works City Apartments LLC	DE	10% by Southside Works Holding LLC
Southside Works Holding LLC	DE	50% by CCI Historic, Inc.
SP Land Company, LLC	DE	80% by Ski Partners, LLC
SRE Apex Midway HoldCo LLC	DE	100% by SRE/Franklin Park Apex Midway LLC
SRE Apex Midway Member LLC	DE	100% by SRE Apex Midway HoldCo LLC
SRE Blocker #1, Inc.	DE	100% by SRE Solar OpCo, Inc.
SRE Blocker #2, Inc.	DE	100% by SRE Wind OpCo, Inc.
SRE Blocker #3, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Blocker #4, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Blocker #5, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Blocker #6, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Blocker #7, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Blocker #8, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE DevCo, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Focalpoint Holdings, Inc.	DE	100% by SRE Solar OpCo, Inc.
SRE Focalpoint Member, LLC	DE	100% by SRE/Franklin Park Focalpoint, LLC
SRE Hydro Canada Corp	BC	100% by Sammons Renewable Energy Canada Holdings Inc.
SRE Hydro Canada General Services Ltd.	BC	100% by SRE Hydro Canada Corp
SRE Hydro DevCo, Inc.	DE	100% by SRE DevCo, Inc.
SRE OpCo, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Solar OpCo, Inc.	DE	100% by SRE OpCo, Inc.
SRE Utility Solar 1, LLC	DE	100% by SRE/Franklin Park Utility Solar 1, LLC
SRE Wind OpCo Inc.	DE	100% by SRE OpCo, Inc.
SRE/Franklin Park Apex Midway LLC	DE	100% by SRE Blocker #2, Inc.
SRE/Franklin Park Focalpoint, LLC	DE	99.5% by SRE Focalpoint Holdings, Inc.
SRE/Franklin Park Hydro Canada-1, LLC	DE	99.5% by SRE Hydro DevCo, Inc.
SRE/Franklin Park Utility Solar 1, LLC	DE	99.5% by SRE Blocker #1, Inc.
SRI Ventures, LLC	DE	100% by Compatriot Capital, Inc.
Stellar Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Stewart Creek Grazing Association, LLC	WY	50% by Pathfinder Sun Ranch, LLC 50% by Pathfinder Stewart Creek Ranch, LLC
Stonebridge Investors I, LLC	DE	99.5% by GC Parent Holdings, LLC
Stonebridge Investors III, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
Stonefire Investors, LLC	DE	100% by Guggenheim Life and Annuity Company
Sudbourne Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sweetwater Ranches Conservancy, LLC	WY	100% by Pathfinder Ranches, Inc.
Sweetwater River Conservancy Bald and Golden Eagle Bank, LLC	WY	100% by Sweetwater River Conservancy, LLC
Sweetwater River Conservancy Greater Sage-Grouse Habitat Bank, LLC	WY	100% by Sweetwater River Conservancy, LLC
Sweetwater River Conservancy Stream and Riparian Bank, LLC	WY	100% by Sweetwater River Conservancy, LLC
Sweetwater River Conservancy, LLC	WY	100% by Sweetwater Ranches Conservancy, LLC
TB property holding entities	DE	100% by Retail Investors III, LLC
TB-JL Biddeford 794, LLC	DE	100% by Retail Investors III, LLC
TEK Financial, LLC	DE	99.5% by Guggenheim Partners, LLC
The Liberty Hampshire Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100% by Guggenheim Treasury Services, LLC
Thomas Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	(No Ownership) Management by Guggenheim Partners India GP, LLC
TLE St. Peters 899, LLC	DE	100% by Retail Investors III, LLC
TLEXP Ellisville 926, LLC	DE	100% by Retail Investors III, LLC
Toledo-MNG, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100% by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100% by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100% by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100% by Guggenheim Transparent Value, LLC
Tustin-Michelle Partners LLC	DE	100% by Guggenheim Plus Leveraged LLC
Two Crosses Grazing Association, LLC	WY	25% by Pathfinder Buzzard Bird Ranch, LLC 25% by Pathfinder Pathfinder Ranch, LLC 25% by Pathfinder Miracle Mile Ranch, LLC 25% by Pathfinder Sand Creek, LLC
Valcour Bay Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100% by GLAC Holdings, LLC
VG Morrow Park Capital LLC	DE	84.8% by Compatriot Capital, Inc. 15.2% by Morrow Park Holding LLC
VGH Credit LLC	DE	100% by CCI/HTC, Inc.
VGH/Dallas LLC	DE	70% by Village Green Consolidated LLC
Village Green Communications LLC	DE	100% by Village Green Holding LLC
Village Green Consolidated LLC	DE	100% by CCI Historic, Inc.
Village Green Construction LLC	DE	100% by Village Green Holding LLC
Village Green Holding LLC	DE	100% by VGH/Dallas LLC
Village Green Management Company LLC	DE	100% by Village Green Holding LLC
V-Suites LLC	DE	100% by Village Green Holding LLC
Washington Lee Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Wattage Finance LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
WB property holding entities	DE	100% by Retail Investors III, LLC
Westown Financial LLC	DE	100% by Sammons Financial Group, Inc.
Whirlwind 1, LLC	WY	100% by Laramie Wind LLC
White Oak Guggenheim Feeder Fund, LLC	DE	29.2% by GC Deferred Compensation I, LLC Management by Guggenheim Partners, LLC
White Plains Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Wooden Rifle Grazing Association, LLC	WY	20% by Pathfinder Cardwell Ranch, LLC 20% by Pathfinder Bison Bend, LLC 20% by Pathfinder Perkins Ranch, LLC 20% by Pathfinder Cardwell Access, LLC 20% by Pathfinder Two Iron Ranch, LLC

  Item 27. Number of Contract Owners

  LiveWell Variable Annuity - As of March 31, 2018 –

  5,631 Non-Qualified

  2,146 Qualified

  Item 28. Indemnification

  Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  Item 29a. Relationship of Principal Underwriter to Other Investment Companies

  In addition to Midland National Life Separate Account C, Sammons Financial Network, LLC, the principal underwriter/distributor of the Registrant, is also the principal underwriter/distributor for variable universal life policies issued through Midland National Life Separate Account A.

  Item 29b. Principal Underwriters

  The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	Chief Executive Officer & President
Holley Taylor 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	Chief Compliance Officer, Broker Dealer-SFN
Arlen Dykhuis 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	FinOps Principal
Brett Agnew 4350 Westown Parkway West Des Moines, IA 50266	Corporate Secretary

  Item 29c. Compensation of Principal Underwriters

  The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-176870) during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$13,413,716.18	$0	$0	$3,131,061.83

  *Represents commissions paid on the LiveWell Variable Annuity.

  **Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract under Separate Account C.

   Item 30. Location of Accounts and Records

  The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4350 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607 and 200 SW 6th Avenue, Topeka, Kansas 66603-3704.

  Item 31. Management Services

  No management related services are provided to the Registrant, except as discussed in Parts A and B.

  Item 32. Undertakings and Representations

  (a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

  (b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

  (c) Any Statement of Additional Information and any financial statements required to be made available under this Form will be delivered promptly upon written or oral request.

  (d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

  Section 403(b) Representation

  Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 26th day of  April, 2018.

  By:  MIDLAND NATIONAL LIFE SEPARATE

          ACCOUNT C (REGISTRANT)

  Attest:   *                                                                                  By:            *

                                                                                                            Esfandyar E. Dinshaw

                                                                                                            Chairman of the Board

  By:  MIDLAND NATIONAL LIFE

          INSURANCE COMPANY (DEPOSITOR)

  Attest:  *                                                                                   By:            *

                                                                                                            Esfandyar E. Dinshaw

                                                                                                            Chairman of the Board

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                         Signatures                                                                          Title

  /s/  *                                                                        Chairman of the Board of Directors, Chief Executive Officer

        Esfandyar E. Dinshaw                                 (Principal Executive Officer)

  /s/  *                                                                        Director, President & Chief Operating Officer

        Steven C. Palmitier

  /s/ *                                                                         Vice President & Chief Financial Officer

        Daniel M. Kiefer                                          (Principal Financial & Accounting Officer)

  /s/  *                                                                          Director

        Darron K. Ash

  /s/  *                                                                         Director

        James Roderick Clark

  /s/  *                                                                         Director

         Willard Bunn, III

  /s/  *                                                                         Director

       Thomas Corcoran

  /s/  *                                                                         Director

        William D. Heinz

  /s/ *                                                                         Director

        Heather Kreager

  /s/ *                                                                         Director

       Michael M. Masterson

  /s/ *                                                                         Director

       James Parker

  *By:  /s/ Stacy Bagby                                                         Date: April 26, 2018

                  Stacy Bagby

                  Attorney-in-Fact

                  Pursuant to Power of Attorney

  Registration No. 333-176870

  Post-Effective Amendment #12

  SECURITIES AND EXCHANGE COMMISSION

  WASHINGTON, D.C. 20549

  EXHIBITS

  TO

  FORM N-4

  REGISTRATION STATEMENT

  UNDER

  THE SECURITIES ACT OF 1933

  FOR

  MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

  AND

  MIDLAND NATIONAL LIFE INSURANCE COMPANY

  EXHIBIT INDEX

Item	Exhibit
24(b)(8)(hhh)	Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, John Hancock Variable Insurance Trust and John Hancock Distributors, LLC
24(b)(9)(a)	Opinion and Consent of Counsel
24(b)(9)(b)	Power of Attorney
24(b)(10)(a)	Consent of Eversheds-Sutherland (US) LLP
24(b)(10)(b)	Consent of Independent Registered Public Accounting Firm

24(b)(8)(hhh)	Participation Agreement - John Hancock Variable Insurance Trust and John Hancock Distributors, LLC

  PARTICIPATION AGREEMENT

  THIS AGREEMENT is made and entered into this 31st day of January, 2018 between Midland National Life Insurance Company (the "Company"), a Iowa life insurance company, on behalf of itself and its variable annuity insurance separate accounts set forth on Schedule A hereto as may be amended from time to time (each an "Account;" collectively, the "Accounts"), Sammons Financial Network (“Contract Distributor”), JOHN HANCOCK VARIABLE INSURANCE TRUST, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Trust"), and JOHN HANCOCK DISTRIBUTORS, LLC, a limited liability company organized under the laws of Delaware (the “Distributor”, and together with the Company and the Trust, “Parties”, and each individually, a “Party”).

  WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act");

  WHEREAS, the Trust serves as an investment vehicle underlying variable life insurance and variable annuity contracts issued by insurance companies which have entered into participation agreements with the Trust and the Distributor (“Participating Insurance Companies”);

  WHEREAS, the beneficial interest in the Trust is divided into separate series of shares as identified in the Trust's registration statement under the 1933 Act (as amended from time to time) (the "Funds"), each representing the interest in a particular portfolio of securities and other assets and each of which may issue multiple classes of shares;

  WHEREAS, the Trust has obtained from the Securities and Exchange Commission ("SEC") an order granting Participating Insurance Companies and variable annuity and variable life insurance separate accounts exemptions from the provisions of Sections 9(a), 13(a), 15(a), and 15(b) of the 1940 Act and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, if and to the extent necessary to permit shares of the Funds to be sold to and held by, among others, variable annuity and variable life insurance separate accounts ("separate accounts") of both affiliated and unaffiliated Participating Insurance Companies and certain qualified pension and retirement plans ("Qualified Plans") (the "Exemptive Order");

  WHEREAS, the Distributor serves as the principal underwriter with respect to each class of shares of the Trust and is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the Financial Industry Regulatory Authority (“FINRA”);

  WHEREAS, the Company has issued or will issue certain variable annuity insurance contracts supported wholly or partially by the Accounts (the "Contracts"), and said Contracts are listed in Schedule A hereto, as it may be amended from time to time;

  WHEREAS, the Company has registered or will register its Contracts under the 1933 Act, except to the extent a particular Contract is or will be exempt from such registration;

  WHEREAS, the Company has registered or will register each of its Accounts as a unit investment trust under the 1940 Act, except to the extent a particular Account is or will be exempt from such registration; and

  WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares of the Funds on behalf of its respective Accounts to fund the Contracts, and the Trust is authorized to sell such shares to unit investment trusts such as each Account at net asset value;

  NOW, THEREFORE, in consideration of their mutual promises set forth herein, the Companies, the Trust and the Distributor agree as follows:

  1.       Purchase and Redemption of Fund Shares

  1.1       Subject to the terms of this Agreement and the Distribution Agreement in effect from time to time between the Trust and the Distributor, the Trust agrees to make available shares of the Funds set forth in Schedule B hereto, as it may be amended from time to time, for purchase by the Accounts (including the subaccounts thereof) at the applicable net asset value per share next computed, in accordance with the provisions of the then current prospectus and statement of additional information of the Trust, after receipt by the Trust or its designee of an order for purchase in good order. The Trust agrees to use reasonable efforts to calculate such net asset value on each day on which the New York Stock Exchange is open for trading.  Notwithstanding the foregoing, the Board of Trustees of the Trust (the "Board" or the "Trustees") may refuse to sell shares of any Fund to any person, or suspend or terminate the offering of shares of any Fund, if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, in the best interests of such Fund and its shareholders (including variable contract owners).

  1.2       The Company shall submit payment for the purchase of shares of a Fund on behalf of an Account  via NSCC no later than 7:30 am New York time on the next Business Day after an order to purchase such shares is made in accordance with the provisions of Section 1.1 hereof. "Business Day" shall mean any day on which the New York Stock Exchange is open for trading and on which the Trust calculates the net asset value of shares of the Funds.  Payment shall be in federal funds transmitted by wire to the Trust's custodian.  If federal funds are not received on time, the Company shall promptly, upon the Trust's request, reimburse the Trust for any charges, costs, fees, interest or other expenses incurred by the Trust in connection with any advances to, or borrowing or overdrafts by, the Trust, or any similar expenses incurred by the Trust, as a result of portfolio transactions effected by the Trust based upon the purchase request.

  1.3       The Trust agrees to redeem for cash (except as otherwise provided in the Trust's prospectus) any full or fractional shares of any Fund, when requested by a Company on behalf of an Account, at the net asset value next computed, in accordance with the provisions of the then current prospectus and statement of additional information of the Trust, after receipt by the Trust or its designee of a request for redemption in good order.  The Trust shall make payment for such shares in the manner established from time to time by the Trust. Payment of redemption proceeds will normally be paid to a Company on behalf of its Account in federal funds transmitted by wire on the next Business Day after receipt by the Trust of a request for redemption in good order.  Notwithstanding the foregoing, (i) the Company shall not redeem shares attributable to Contract owners except in the circumstances permitted in Section 9.3 of this Agreement, and (ii) the Trust may delay redemption of shares of any Fund to the extent permitted by the 1940 Act, and any rules, regulations or orders thereunder.

  1.4       The Company agrees that all purchases and redemptions by its Accounts of shares of the Funds will be in accordance with the provisions of the then current prospectus and statement of additional information of the Trust and in accordance with any procedures that the Trust, the Distributor or the Trust's transfer agent may establish from time to time governing purchases and redemptions of shares of the Funds generally.  The Funds may pay redemption proceeds “in kind” as permitted by applicable law and the Fund’s policies and procedures

  1.5       Payments by the Company for the purchase of shares of the Funds by its Accounts under Section 1.2 and payments by the Trust of the proceeds of the redemption of shares of the Funds by such Accounts under Section 1.3 may be netted against one another on any Business Day for the purpose of determining the amount of any wire transfer on that Business Day.

  1.6       Issuance and transfer of the Trust's shares will be by book entry only.  Share certificates will not be issued. Shares ordered from the Trust will be recorded on the transfer records of the Trust in an appropriate title for each Account or the appropriate subaccount of each Account.

  1.7       The Trust will furnish same day notice by e-mail, fax or telephone (if by telephone, it must be followed by written confirmation) to the Company of any income dividends or capital gain distributions payable on the shares of the Funds. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on shares of a Fund in additional shares of that Fund. The Company reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash. The Trust will notify the Company or its designee(s) of the number of shares so issued as payment of such dividends and distributions.

  1.8       The Trust will make the net asset value per share for each Fund available to the Company on a daily basis as soon as reasonably practical after the net asset value per share is calculated and shall use its best efforts to make such net asset value per share available by 6:45 p.m. New York time.

  1.9       For purposes of this Article 1, the Company shall be the designee of the Trust for receipt of purchase orders and requests for redemption relating to the Funds from each of its Accounts, and receipt by the Company prior to the time the Trust ordinarily calculates its net asset value as described in the then current prospectus and statement of additional information of the Trust will constitute receipt by the Trust on that same Business Day, provided that the Trust receives notice of a purchase order or request for redemption by 7:30 a.m. via NSCC. New York time on the next following Business Day.

  1.9.1 To the extent that each of the parties is a member of, and/or has access to, the National Securities Clearing Corporation’s (“NSCC”) systems and services, including Fund/SERV and Networking, the parties agree to utilize such services for all transactions contemplated hereunder and agree that all such dealings and transactions shall be processed in accordance with, and governed by, the NSCC’s Rules and Procedures (as the same may be amended from time to time) and the Networking Agreement executed by each such party.  To the extent not inconsistent with the NSCC’s Rules and Procedures, the provisions of Article I of this Agreement shall apply to transactions processed through the NSCC.  In the event of the unavailability of the NSCC at any time, the procedures set forth in Article I shall apply.

  1.10     The Trust agrees that shares of the Funds will be sold only to Participating Insurance Companies and their separate accounts, Qualified Plans, and other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) (or any successor regulation) ("Other Purchasers") as from time to time in effect.  The Trust and the Company agree that the arrangement contemplated by this Agreement is not exclusive and that the shares of the Trust may be sold to other Participating Insurance Companies, to Qualified Plans and to Other Purchasers subject to this Section 1.10.

  1.11     The Company has received a copy of the Exemptive Order and agrees to perform the obligations of a Participating Insurance Company under such Order.

  1.12     The Trust may refuse to sell shares of any Fund to the Company and any Account on any Business Day if as a result of such a sale the Company and its Accounts would own of record or beneficially forty-nine percent (49%) or more of the outstanding voting securities of the Fund.  The Trust shall use commercially reasonable efforts to provide written notice to the Company on the first Business Day that the Company and its Accounts own of record or beneficially forty percent (40%) or more of the outstanding voting securities of a Fund.

  2.       Prospectuses and Proxy Statements; Voting

  2.1       The Trust will prepare and be responsible for filing with the SEC and any state regulatory authorities requiring such filing all shareholder reports, proxy materials and prospectuses and statements of additional information of the Trust.  The Trust will bear the costs of registration and qualification of the shares of the Funds, preparation and filing of the documents listed in this Section 2.1, and all taxes to which an issuer is subject on the issuance and transfer of its shares.

  2.2       At the option of the Company, the Trust will either (a) provide the Company with as many copies of the Trust’s current prospectus, statement of additional information, annual report, semi-annual report, proxy materials and other shareholder communications, including any amendments or supplements to any of the foregoing, as the Company may reasonably request; or (b) provide the Company with camera ready copies of such documents in a form suitable for printing.  Subject to Section 4.1 hereof, expenses of furnishing such documents will be borne by such Parties as set forth in Schedule C hereto, as may be amended from time to time.  The Company assumes sole responsibility for ensuring the timely delivery of, and agrees to deliver to Contract owners on a timely basis: (i) to the extent required by law, the Trust’s current prospectus and any supplements thereto and, if requested by a Contract owner, the Trust’s current statement of additional information, and (ii) the Trust’s proxy materials, in accordance with applicable federal and state securities laws.

  2.3       The Trust will use its best efforts to provide the Company, on a timely basis, with such information about the Trust, the Funds and the investment adviser and any subadvisers to any Fund, as the Company may reasonably request in connection with the preparation of registration statements, prospectuses and other materials relating to the Contracts.  The Company agrees that it will use such information in the form provided.  The Company shall provide prior written notice of any proposed modification of such information, which notice will describe in detail the manner in which the Company proposes to modify the information, and agrees that it may not modify such information in any way without the prior consent of the Trust.

  2.4       As long as and to the extent that the SEC interprets the 1940 Act to require pass-through voting privileges for variable contract owners, the Company (i) will provide pass-through voting privileges to Contract owners whose Contract values are invested, through Accounts registered with the SEC under the 1940 Act, in shares of the Funds, (ii) when it provides pass-through voting privileges to Contract owners whose Contract values are invested, through an Account registered with the SEC under the 1940 Act, in shares of a Fund, will vote shares held in that Account for which no Contract owner instructions are timely received by the Company, as well as shares of a Fund which the Company itself owns, in the same proportion as those shares of the Fund held in all Accounts maintained by that Company which are registered with the SEC under the 1940 Act for which Contract owner instructions are timely received, and (iii) will vote shares of a Fund which it is otherwise entitled to vote on any matter, including shares of a Fund held in Accounts which are not registered with the SEC under the 1940 Act,  in the same proportion as the voting instructions with respect to that matter which all separate accounts registered with the SEC under the 1940 Act (“Registered Separate Accounts”) that are shareholders of the Fund  have timely received from contract owners whose contract values are invested in shares of the Fund. Notwithstanding the foregoing, the Company may vote shares of a Fund in such other manner as may be required or permitted by Rule 6e-2 or Rule 6e-3(T) under the 1940 Act or otherwise by the SEC or its staff, provided that the Company will assure that each of its Accounts investing in a Fund calculates voting privileges in a manner consistent with other life insurance companies investing in that Fund.

  3.       Sales Material and Information

  3.1       The Company or Contract Distributor, as the case may be  will use its best efforts to ensure that sales literature and other promotional material prepared by it or on its behalf in which the Trust, a Fund, any investment adviser or subadviser to any Fund or the Distributor (in its capacity as principal underwriter of the Trust shares) is named, conforms to all requirements of all applicable federal and state laws and rules and regulations, including all applicable rules and regulations of FINRA.

  3.2       The Company or Contract Distributor, as the case may be will furnish, or will cause to be furnished, to the Trust or its designee, each piece of sales literature or other promotional material that the Company develops and in which the Trust (or a Fund thereof) or the Distributor is named.  No such material shall be used until approved by the Trust or its designee, and the Trust or its designee will use its best efforts to review such sales literature or promotional material within ten Business Days after receipt of such material.  The Trust or its designee reserves the right to reasonably object to the continued use of any such sales literature or other promotional material in which the Trust (or a Fund thereof) or the Distributor is named, and no such material shall be used if the Trust or its designee so objects.

  3.3       The Company or Contract Distributor, as the case may be  will not give any information or make any representations or statements on behalf of the Trust or concerning the Trust in connection with the sale of the Contracts other than the information or representations contained in the registration statement, prospectus or statement of additional information for the Trust shares, as such registration statement, prospectus and statement of additional information may be amended or supplemented from time to time, or in reports or proxy statements for the Trust, or in sales literature or other promotional material approved by the Trust or its designee, except with the written approval of the Trust or its designee.

  3.4       The Trust will use its best efforts to ensure that sales literature and other promotional material prepared by it or on its behalf in which a Company, the Accounts or the Contracts are named, conforms to all requirements of all applicable federal and state laws and rules and regulations, including all applicable rules and regulations of FINRA.

  3.5       The Trust and the Distributor, or their designee, will furnish, or cause to be furnished, to the Company, each piece of sales literature or other promotional material that it develops and in which the Company, and/or its Account, is named.  No such material shall be used until approved by the Company, and the Company will use its best efforts to review such sales literature or promotional material within ten Business Days after receipt of such material.  The Company reserves the right to reasonably object to the continued use of any such sales literature or other promotional material in which the Company and/or its Account is named, and no such material shall be used if the Company so objects.

  3.6       The Trust will not give any information or make any representations or statements on behalf of or concerning the Company, the Accounts or the Contracts in connection with the sale of Trust shares other than the information or representations contained in the registration statements, prospectuses or statements of additional information for the Contracts, as such registration statements, prospectuses and statements of additional information may be amended or supplemented from time to time, or in published reports for each Account which are in the public domain or approved by a Company for distribution to Contract owners, or in sales literature or promotional material approved by a Company or its designee, except with the written permission of the Company or its designee.

  3.7       The Trust will provide to the Company at least one complete copy of all registration statements, prospectuses, statements of additional information, shareholder annual, semi-annual and other reports, proxy statements, applications for exemptions, requests for no-action letters and any amendments to any of the foregoing, that relate to the Trust or any Fund promptly after the filing of each such document with the SEC or any other regulatory authority.  The copies required by this paragraph may be in the form of electronic documents (e.g., Word, PDF, or similar formats) or hyperlinks to electronic documents.

  3.8       Upon request, the Company will provide to the Trust at least one complete copy of all registration statements, prospectuses (which shall include an offering memorandum, if any, if the Contracts issued by the Company or interests therein are not registered under the 1933 Act), statements of additional information, shareholder annual, semi-annual and other reports, solicitations for voting instructions, applications for exemptions, requests for no-action letters and any amendments to any of the foregoing, that relate to its Contracts or any of its Accounts promptly after the filing of each such document with the SEC or any other regulatory authority.  The Company will provide to the Trust and the Distributor any complaints received from Contract owners pertaining to the Trust or a Fund.  The copies required by this paragraph may be in the form of electronic documents (e.g., Word, PDF, or similar formats) or hyperlinks to electronic documents.

  3.9       As used herein, the phrase "sales literature and other promotional material" includes, but is not limited to, advertisements (such as material published or designed for use in a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, sign or billboard, motion picture or other public medium), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees.

  3.10     The Parties each agree and acknowledge that it has no rights to the name, logo, brand or mark of the other Party or its affiliates and that all use of any designation comprised in whole or part of any such name, logo, brand or mark by a Party is prohibited without the prior written consent of the other Party, unless use is required under applicable law. Upon termination of this Agreement for any reason, each Party shall cease all use of the other Party's name, logo, brand or mark as soon as reasonably practicable.

  4.       Fees and Expenses

  4.1       Except as specifically provided in Section 4.2 of this Agreement, the Trust and the Distributor will pay no fee or other compensation to the Company under this Agreement.

  4.2       The provisions of this Section 4.2 apply to Series II shares of the Funds.

  In consideration of the Company providing distribution services for Series II shares and subject to the conditions and limitations provided below, the Distributor will make quarterly payments, in arrears, to the Company pursuant to the Trust’s Distribution Plan for Series II, as amended from time to time, at the annual rate of 0.25% of the average daily net assets of the Series II of each Fund held by the Company pursuant to this Agreement.  The payments to the Company under the Distribution Plan for Series II, pursuant to the foregoing may be reduced or eliminated by action of the Board of Trustees of the Trust, effective upon notice to the Company of such action.

  4.3  Section 4 of this Agreement shall continue in effect for a Fund for period of more than one year from the date of the execution of this Agreement only so long as such continuance is specifically approved at least annually by the Trust’s Board of Trustees and its Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation  of the Trust’s Distribution Plan or any agreement related to the Trust’s Distribution Plan (“Independent Trustees”) at an in-person Board meeting called for that purpose or as otherwise permitted by Rule 12b-1 under the 1940 Act.

  Section 4 of this Agreement may be terminated at any time as to a Fund, without the payment of any penalty, by vote of a majority of the members of the Trust’s Independent Trustees or by vote of a majority of the outstanding voting securities of a Fund or as otherwise permitted by Rule 12b-1 under the 1940 Act.

  Section 4 of this Agreement will terminate in the event of the assignment of the Agreement by the Company or the Contract Distributor.

  5.       Diversification

  5.1       The Trust and each of the Funds will at all times comply with Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations thereunder, as the same may be amended or modified from time to time, relating to the diversification requirements for variable annuity, endowment or life insurance contracts.  In addition, neither the Trust nor the Funds will take any action, or fail to take any action, that results in the inability of any Account investing in the Funds to treat a portion of each asset of a Fund as an asset of the Account, in accordance with Treas. Reg.  Section 1.817-5(f), for purposes of satisfying the diversification requirements of Section 817(h) of the Code and the Treasury Regulations thereunder.

  6.       Potential Conflicts

  6.1       To the extent required by the Exemptive Order or by applicable law, the Board will monitor the Trust for the existence of any material irreconcilable conflict between or among the interests of variable contract owners whose contract values are invested through separate accounts, participants in Qualified Plans and Other Purchasers investing in the Trust and will determine what action, if any, should be taken in response to any such conflict.  A material irreconcilable conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Fund are being managed; (e) a difference in voting instructions given by variable annuity contract owners, variable life insurance contract owners and, where applicable, participants in Qualified Plans; (f) a decision by a Participating Insurance Company to disregard the voting instructions of variable contract owners; or (g) a decision by a Qualified Plan, where applicable, to disregard participant voting instructions.  The Trust will promptly inform the Companies if it determines that a material irreconcilable conflict exists and of the implications thereof.

  6.2       The Company, on behalf of itself, its Accounts and any of its affiliates investing in a Fund, will report to the Board any potential or existing conflict as described in Section 6.1 of which it is or becomes aware. The Company will assist the Board in carrying out its responsibilities under the Exemptive Order and under applicable law by providing the Board with all information reasonably necessary for the Board to consider any issues raised with respect to such conflict and by furnishing to the Board, at its reasonable request annually or more frequently, such other materials or reports as the Board may deem appropriate.  The Company will inform the Board whenever it determines to disregard Contract owner voting instructions, and the Company will carry out its responsibility under this Article 6 with a view only to the interests of its Contract owners.

  6.3       If it is determined by a majority of the Board, or a majority of the disinterested Trustees, that a material irreconcilable conflict exists with respect to any Fund, the Company shall, at its own expense and to the extent reasonably practicable (as determined by a majority of the disinterested Trustees), take whatever steps are necessary to remedy or eliminate the material irreconcilable conflict, which steps could include: (1) withdrawing the assets allocable to some or all of its Accounts from the Fund and reinvesting such assets in a different investment medium, including (but not limited to) another Fund, or submitting the question of whether such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., variable annuity contract owners or variable life insurance contract owners) that votes in favor of such segregation, or offering to the affected Contract owners the option of making such a change; and (2) establishing a new registered management investment company or managed separate account. In the event that the Board determines that any proposed action by the Company does not adequately remedy any material irreconcilable conflict, the Company will withdraw the affected Account’s investment in the Trust or a Fund within six months (or as otherwise agreed by the Parties) after the Board informs the Company in writing of the foregoing determination, provided, however, that such withdrawal will be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the disinterested Trustees.

  6.4       If a material irreconcilable conflict arises because of a decision by the Company to disregard Contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Trust's election, to withdraw the relevant Account's investment in the Trust or a Fund, as applicable, provided, however, that any such withdrawal will be limited to the extent required by such material irreconcilable conflict as determined by a majority of the disinterested Trustees. Any such withdrawal will take place within six months after the Trust gives written notice that this provision is being implemented.  No charge or penalty will be imposed as a result of any such withdrawal.

  6.5       For purposes of Sections 6.3 through 6.4 of this Agreement, a majority of the Trustees who are not "interested persons" (as defined in Section 2(a)(19) of the 1940 Act) of the Trust will determine whether any proposed action adequately remedies any material irreconcilable conflict, but in no event will the Trust be required to establish a new funding medium for the Contracts. Nor shall a Company be required by Section 6.3 to establish any new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the material irreconcilable conflict.

  6.6       If and to the extent the Exemptive Order or any amendment thereto contains terms and conditions different from Sections 2.4, 6.1, 6.2, 6.3 and 6.4 of this Agreement, then the Trust and/or the Company, as appropriate, shall take such steps as may be necessary to comply with the Exemptive Order or any such amendment, and Sections 2.4, 6.1, 6.2, 6.3 and 6.4 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in the Exemptive Order and any amendment thereto.  If and to the extent that Rule 6e-2 and Rule 6e-3(T) under the 1940 Act are amended, or proposed Rule 6e-3 is adopted, to provide exemptive relief from any provision of the Act or the rules promulgated thereunder with respect to "mixed or shared funding" (as understood for purposes of the Exemptive Order) on terms and conditions materially different from those contained in the Exemptive Order, then (a) the Trust and/or the Company, as appropriate, will take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable; and (b) Sections 2.4, 6.1, 6.2, 6.3 and 6.4 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

  6.7       The Trust hereby notifies the Company that it may be appropriate to include in prospectuses for the Contracts disclosure regarding potential conflicts as described in Section 6.1 hereof.

  7.       Representations and Warranties

  7.1      Representations and Warranties of the Companies.

  (a)        The Company represents and warrants that it is a life insurance company duly organized or existing and in good standing under applicable law and that each of its Accounts, prior to any issuance or sale of any Contracts by such Account and during the term of this Agreement, will be legally and validly established as a separate account pursuant to relevant state insurance law and either: (i) will be registered as a unit investment trust in accordance with the provisions of the 1940 Act; or (ii) will be exempt from such registration.

  (b)        The Company represents and warrants that the Contracts issued by it are or, prior to the purchase of shares of any Fund in connection with funding such Contracts, will be registered under the 1933 Act, except to the extent a particular Contract is exempt from such registration, and will be issued and sold in compliance in all material respects with all applicable federal and state laws, including all applicable customer suitability requirements.

  (c)        The Company represents and warrants that its registration statements for the Contracts and any amendments or supplement thereto will, when they become effective, conform in all material respects to the requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, provided, however, that this representation and warranty will not apply to any statements or omissions made in reliance upon and in conformity with information furnished in writing to the Company by or on behalf of the Trust expressly for use therein.

              (d)        The Company represents and warrants that its Contracts are currently and at the time of issuance will be treated as modified endowment, annuity or life insurance contracts under applicable provisions of the Code and agrees that it will maintain such treatment and will notify the Trust immediately upon having a reasonable basis for believing that its Contracts or any of them have ceased to be so treated or might not be so treated in the future.  The Company agrees that any prospectus offering a contract that is a "modified endowment contract" as that term is defined in Section 7702A of the Code (or any successor or similar provision), shall identify such contract as a modified endowment contract.  The Company further represents and warrants that each of its Accounts is a "segregated asset account" and that interests in each Account are offered exclusively through the purchase of or transfer into a "variable contract," within the meaning of such terms under Section 817 of the Code and the regulations thereunder.  The Company will use its best efforts to continue to meet such definitional requirements, and it will notify the Trust immediately upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future.

   (e)       The Company represents and warrants that it will not, without the prior written consent of the Trust, purchase shares of the Trust with Account assets derived from the sale of Contracts to individuals or entities which would cause the investment policies of any Fund to be subject to any limitations not in the Trust's then current prospectus or statement of additional information with respect to any Fund.

  (f)                 The Company represents and warrants that all of its directors, officers, employees, and other individuals/entities employed or controlled by the Company dealing with the money and/or securities of the Account are covered by a blanket fidelity bond or similar coverage for the benefit of the Account, in an amount not less than $5 million.  The aforesaid bond includes coverage for larceny and embezzlement and is issued by a reputable bonding company.  The Company agrees to hold for the benefit of a Fund and to pay to the Fund any amounts lost from larceny, embezzlement or other events covered by the aforesaid bond to the extent such amounts properly belong to the Fund pursuant to the terms of this Agreement.  The Company agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Trust and the Distributor in the event that such coverage no longer applies.

  (g)        The Company shall not, without prior notice to the Fund and Distributor (unless required by applicable law):

                          a.  take any action to operate an Account as a management investment company under the 1940 Act;

                          b.  induce Contract owners to change or modify a Fund or change a Fund’s distributor or investment adviser.

                          c.  induce Contract owners to vote on any matter submitted for consideration by the shareholders of a Fund in a manner other than as recommended by the Board of Trustees of that Fund.

  7.2    Representations and Warranties of the Trust

  (a)        The Trust represents and warrants that it is lawfully organized and validly existing under the laws of the Commonwealth of Massachusetts and that it does and will at all times during the term of this Agreement comply in all material respects with the 1940 Act.

  (b)        The Trust represents and warrants that shares of the Funds offered and sold pursuant to this Agreement will be registered under the 1933 Act, duly authorized for issuance and sold in compliance with the laws of the Commonwealth of Massachusetts and all applicable federal and state securities laws and that the Trust is and will remain during the term of this Agreement registered as an open-end management investment company under the 1940 Act. The Trust agrees that it will amend the registration statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to permit the continuous offering of its shares in accordance with the 1933 Act. The Trust will register and qualify the shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Trust or the Distributor.

  (c)        The Trust represents and warrants that the registration statement for shares of the Funds and any amendments or supplement thereto will, when they become effective, conform in all material respects to the requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, provided, however, that this representation and warranty will not apply to any statements or omissions made in reliance upon and in conformity with information furnished in writing to the Trust by or on behalf of a Company expressly for use therein.

  (d)        The Trust represents and warrants that each Fund is currently qualified as a "regulated investment company" under subchapter M of the Code and agrees that the Trust will make every effort to maintain such qualification (under Subchapter M or any successor or similar provision) and will notify the Companies promptly upon having a reasonable basis for believing that any Fund has ceased to so qualify or might not so qualify in the future.

                (e)       The Trust represents and warrants that all of its trustees, officers, employees and other individuals or entities dealing with the money and/or securities of a Fund are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Fund in an amount not less than the minimum coverage as required currently by Rule 17g-1 under the 1940 Act or related provisions as may be promulgated from time to time.  The aforesaid bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

  7.3    Representations and Warranties of the Distributor

  (a)        The Distributor represents and warrants that it is lawfully organized and validly existing under the laws of Delaware and that it is a member in good standing of FINRA and registered as a broker-dealer with the SEC.

  (b)        The Distributor represents and warrants that it will distribute Trust shares in accordance with all applicable federal and state securities laws.

  7.4    Representations and Warranties of the Contract Distributor

  (a)        The Contract Distributor represents and warrants that it is lawfully organized and validly existing under the laws of Delaware and that it is a member in good standing of FINRA and registered as a broker-dealer with the SEC.

  (b)        The Contract Distributor represents and warrants that it will distribute Trust shares in accordance with all applicable federal and state securities laws.

  8.       Applicable Law and Other Provisions

  8.1       This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the Commonwealth of Massachusetts without reference to the principles of conflicts or choice of law thereof.

  8.2       This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations thereunder, including such exemptions from those statutes, rules and regulations as the SEC or its staff may grant (including, but not limited to, the Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.

  8.3       Each Party shall comply with any applicable anti-money laundering laws and regulations, including the relevant provisions of the USA PATRIOT Act (Pub. L. No. 107-56 (2001)) and the regulations issued thereunder, and the Company represents and warrants that it has in place an anti-money laundering program consistent with the requirements of such Act.

  8.4       Each Party shall comply with any applicable privacy and notice provisions of 15 U.S.C. §§ 6801-6827 and any applicable regulations promulgated thereunder (including but not limited to 17 C.F.R. Part 248) as they may be amended.

  8.5       The Company shall comply with any applicable provisions of the Foreign Account Tax Compliance Act (commonly known as FATCA) and any applicable regulations promulgated thereunder.

  8.6       The Company acknowledges that, pursuant to Form 24f-2, a Fund is not required to pay fees to the SEC for registration of its shares under the 1933 Act with respect to its shares issued to a separate account of an insurance company that is a unit investment trust that offers interests that are registered under the 1933 Act and on which a registration fee has been or will be paid to the SEC (a “Registered Account”).  Upon request, the Company agrees to provide the Trust information as to the number of shares purchased by a registered Account investing in the Trust and any other Account the interests of which are not registered under the 1933 Act.  The Company acknowledges that the Trust intends to rely on the information so provided and represents and warrants that such information shall be accurate.

  9.      Termination

  9.1     This Agreement may be terminated:

  (a)        by the Trust or the Company, in its entirety or with respect to one or more Funds, for any reason or for no reason, upon 60 days' advance written notice to the other party;

  (b)        by the Company, with respect to any Fund, immediately upon written notice to the Trust, if the Fund ceases to qualify as a "regulated investment company" under Subchapter M of the Code or under any successor or similar provision, or if the Company reasonably believes that the Fund may fail to so qualify;

  (c)        by the Trust or the Distributor, immediately upon written notice to the Company, in the event any Contract fails to meet the qualifications specified in Section 7.1(d); or

  (d)        by the Trust or the Distributor, immediately upon written notice to the Company, in the event that formal administrative proceedings are instituted against the Company or any affiliate by FINRA, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body regarding the Company's duties under this Agreement or related to the sale of the Contracts, the operation of any Account, or the purchase of the Trust's Shares; provided, however, that the Trust or Distributor determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Company to perform its obligations under this Agreement; or

  (e)        by the Company, immediately upon written notice to the Trust or Distributor, in the event that formal administrative proceedings are instituted against the Trust or Distributor by FINRA, the SEC, or any state securities or insurance department or any other regulatory body; provided, however, that the Company determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Trust or Distributor to perform its obligations under this Agreement; or

  (f)        by the Trust or the Distributor, immediately upon written notice to the Company, if the Trust or the Distributor, respectively, shall determine, in their sole judgment exercised in good faith, that the Company has suffered a material adverse change in its business, operations, financial condition, insurance company rating or prospects since the date of this Agreement or is the subject of material adverse publicity; or

  (g)        by the Company, immediately upon written notice to the Trust and the Distributor, if the Company shall determine, in its sole judgment exercised in good faith, that the Trust or the Distributor has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity and that material adverse change or publicity will have a material effect on the Trust’s or the Distributor’s ability to perform its obligations under this Agreement; or

  (h)        at the option of the Company, as one party, or the Trust or the Distributor, as one party, upon the other party’s material breach of any provision of this Agreement upon 30 days’ written notice and the opportunity to cure within such notice period; or

  (i)         pursuant to the provisions of Article 6 ("Potential Conflicts") hereof.

  9.2       Notwithstanding any termination of this Agreement, the Company shall upon the request of the Distributor or the Trust take such actions to remove the net assets of the Accounts from a Fund in a timely manner including, without limitation, seeking an order pursuant to Section 26(b) of the 1940 Act to permit the substitution of other securities for the shares of the Fund.

  9.3       The Company shall not redeem Trust shares attributable to the Contracts (as opposed to Trust shares attributable to the Company's assets held in the Account) except (i) as necessary to implement Contract owner initiated or approved transactions, (ii) as required by state and/or federal laws or regulations or judicial or other legal precedent of general application (hereinafter referred to as a "Legally Required Redemption"), (iii) as permitted by an order of the SEC pursuant to Section 26(c) of the 1940 Act, but only if a substitution of other securities for the shares of the Funds is consistent with the terms of the Contracts, (iv) as permitted under the terms of the Contract or (v) as permitted under Section 9.2.  Upon request, the Company will promptly furnish to the Trust and the Distributor reasonable assurance that any redemption pursuant to clause (ii) above is a Legally Required Redemption.  Furthermore, except in cases where permitted under the terms of the Contracts, the Company shall not prevent Contract owners from allocating payments to a Fund that is otherwise available under the Contracts without first giving the Trust or the Distributor 45 days notice of its intention to do so.

  9.4       In the event of termination of this Agreement, each party's obligations under Section 13 related to indemnification and under Section 12.1 related to confidentiality shall survive termination.

  10.      Market Timing Restrictions

  10.1     Agreement to Provide Information. The Company agrees to provide the Trust, upon written request by the Trust or its agent, a unique indentifying number or other unique identifier, if known, of all Contract owners that purchased, redeemed, transferred, or exchanged Shares (the term “Shares” means the interests of Contract owners corresponding to the redeemable securities of record issued by the Trust that are held by the Company) held through an account with the Company during the period covered by the request, and the amount and dates of such Contract owner purchases, redemptions, transfers, and exchanges. The Trust acknowledges and agrees that the Company will only provide such information regarding a Contract owner that the Company is permitted to provide without Contract owner consent under applicable laws, rules, and regulations. If the Company is required by law to obtain Contract owner consent in order to provide such information to the Trust, the Company will use reasonable efforts to obtain consent.

  (a)        Period Covered by Request.  Requests must set forth a specific period for which transaction information is sought, which will generally not exceed ninety (90) calendar days of transaction information. Each request must be in writing, and separate request must be made for each specific period for which transaction information is sought. The Trust will not request transaction information more often than quarterly, and shall not request transaction information that is older than twelve (12) months from the date of the request, unless the Trust deems it necessary to investigate disruptive short-term trading, which the Trust defines as any transaction activity that may increase portfolio transaction costs, disrupt management of a portfolio (affecting the advisor or a sub-advisor’s ability to effectively manage a portfolio in accordance with its investment objective and policies) or dilute the interest in a portfolio held for long-term investment.

  (b)        Form and Timing of Response.  The Company agrees to transmit the requested information that is on its books and records to the Trust or its designee not later than ten (10) business days after receipt of a request, or as mutually agreed upon by the parties. If the requested information is not on the Company’s books and records, the Company agrees, within the time period designated above, to: (i) provide or arrange to provide to the Trust the required information from Contract owners who hold an account with an indirect Company, (ii) obtain assurances from the indirect Company that the requested information will be provided directly to the Trust promptly, or (iii) if directed by the Trust, advise the indirect Company that henceforth the Company will not accept instructions from such indirect Company as to purchases and exchanges of the Shares indirectly through the account of the Company unless such instructions are sent by the regular U.S. mail. In such instances, the Company agrees to inform the Trust whether it plans to perform (i), (ii), or (iii). Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the parties. To the extent practicable, the format for any transaction information provided to the Trust should be consistent with the NSCC Standardized Data Reporting Format. For purposes of this provision, an “indirect Company,” means any person that holds Shares through a Company that is itself a “financial Company” as defined by Rule 22c-2.

  (c)        Limitations on Use of Information.  The Trust agrees not to use the information received pursuant to this Section 10.1 for any purpose other than as necessary to comply with the provisions of Rule 22c-2 or for any purpose not permitted under the privacy provisions of the Title V of the Gramm-Leach-Bliley Act (Public Law 106-102) and comparable state laws.

  10.2     Agreement to Enforce Short-Term Trading Policy. The Company represents that it has established a short-term trading policy that it believes is reasonably designed to prevent market timing and short-term (or excessive) trading in the Funds (the “Short –Term Trading Policy”).   The Company agrees to cooperate with the Trust in monitoring purchase, exchange and redemption orders by Contract owners in order to detect and prevent market timing and short-term or excessive trading in the Funds.

      10.3    Agreement to Restrict Trading. During the term of this Agreement, the Company agrees that it shall enforce the Short-Term Trading Policy with respect to Contract owners. Where a Contract owner had been identified by the Trust as having engaged in potentially harmful market timing or frequent trading, then the Company shall advise such Contract owner that the Company is imposing additional trading restrictions on the Contract owner’s transactions in the Company’s Account as permitted under the Short-Term Trading Policy that may include advising the Contract owner that henceforth the Company will not accept instructions from such Contract owner as to purchases or exchanges of Shares indirectly through the Company’s Account, unless such instructions are sent to the Company by regular mail.

  (a)        Form of Instructions.  Instructions from the Trust must include a unique identifying number, if known, and the specific instructions as to the Contract owners who are to be advised by the Company of additional trading restrictions, including advising that henceforth such Contract owner’s instructions for purchases and exchanges must be sent by regular U.S. mail. If a unique identifying number is not known, the instructions must include an identifying number of the Contract owner(s) or accounts(s) or other agreed upon information to which the instruction relates.

  (b)        Timing Response.  The Company agrees to execute instructions as soon as reasonably practicable, but not later than ten (10) business days after receipt of the instructions by the Company, or as mutually agreed upon by the parties.

  (c)        Confirmation by the Company.  The Company must provide written confirmation to the Trust that instructions have been executed. The Company agrees to provide confirmation as soon as reasonably practicable, but not later than ten (10) business days after the instructions have been executed, or as mutually agreed upon by the parties.

  11.      Notices

  11.1     Any notice required under this Agreement shall be sufficiently given when sent by registered or certified mail, by facsimile transmission (provided that a copy is also sent by registered or certified mail) or by a nationally recognized overnight delivery service, to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

  If to the Trust:

  John Hancock Variable Insurance Trust

  601 Congress Street

  Boston, Massachusetts 02210

  Attention:  John Danello

  Fax No.: (617) 663-2197

  If to the Distributor:

  John Hancock Distributors, LLC

  601 Congress Street

  Boston, Massachusetts 02210

  Attention:  John Danello

  Fax No.: (617) 663-2197

  If to the Company:

  [Midland National Life Insurance Company]

  If to the Contract Distributor:

  [Sammons Financial Network]

  12.      Miscellaneous

  12.1     Subject to the requirements of legal process and regulatory authority, each Party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected party until such time as such information has come into the public domain.

  12.2     A copy of the Agreement and Declaration of Trust establishing the Trust (as amended from time to time) is on file with the Office of the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of the Trust as officers and not individually and that the obligations of the Trust or of any Fund under or arising out of this Agreement are not binding upon any of the Trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to the Trust or to a particular Fund as the case may be.

  12.3     The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

  12.4     This Agreement contains the entire understanding of the parties with respect to the subject matter hereof, may be executed in two or more counterparts which together will constitute one and the same instrument, may not be assigned by a Company or the Trust without the written consent of the other, and will inure to the benefit of and be binding upon the parties and their respective successors and assigns.

  12.5     If any provision of this Agreement is held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement will not be affected thereby.

  12.6     Each party hereto will cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, FINRA and state insurance regulators) and will permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

  12.7     The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, to which the parties hereto are entitled or subject under state and federal laws.

  13.     Indemnification

  13.1     Indemnification by the Company.  The Company and the Contract Distributor agree to indemnify and hold harmless the Trust and the Distributor and each member of their Boards and each of their officers, employees, agents and affiliates and each person, if any, who controls the Trust or the Distributor within the meaning of Section 15 of the 1933 Act (or is under common control with either such entity) (collectively, the “Indemnified Parties” for purposes of this Section 13.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or expenses (including the reasonable costs of investigating or defending any alleged loss, claim, damage, liability or expense and reasonable legal counsel fees incurred in connection therewith) (collectively, “Losses”), to which the Indemnified Parties may become subject under any statute or regulation, or at common law or otherwise, insofar as such Losses:

              (a)        arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in a registration statement prospectus (including offering memoranda, if any) or profile (if any) for the Contracts or in the Contracts themselves or in sales literature generated or approved by the Company or Contract Distributor on behalf of the Contracts or Accounts (or any amendment or supplement to any of the foregoing) (collectively “Company Documents” for the purposes of this Section 13), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this indemnity shall not apply as to: (i) the Trust or any of its Indemnified Parties if such statement or omission or such alleged statement or omission was made in reliance upon and was accurately derived from written information furnished to the Company or Contract Distributor by or on behalf of the Trust for use in Company Documents or otherwise for use in connection with the sale of the Contracts or Trust shares; or (ii) the Distributor or any of its Indemnified Parties if such statement or omission or such alleged statement or omission was made in reliance upon and was accurately derived from written information furnished to the Company by or on behalf of the Distributor for use in Company Documents or otherwise for use in connection with the sale of the Contracts or Trust shares; or

              (b)        arise out of or result from statements or representations (other than statements or representations contained in and accurately derived from Trust Documents as defined in Section 13.2(a)) or wrongful conduct of the Company or Contract Distributor or persons under their control, with respect to the sale or distribution of the Contracts or Trust shares; or

              (c)        arise out of or result from any untrue statement or alleged untrue statement of a material fact contained in the Trust Documents as defined in Section 13.2(a) or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon and accurately derived from written information furnished to the Trust or the Distributor by or on behalf of the Company or Contract Distributor; or

              (d)        arise out of or result from any failure by the Company or Contract Distributor to perform its obligations under this Agreement; or

              (e)        arise out of or result from any material breach of any representation and/or warranty made by the Company or Contract Distributor or arise out of or result from any other material breach of this Agreement.

  13.2     Indemnification by the Distributor.  The Distributor agrees to indemnify and hold harmless the Company and Contract Distributor and each of its directors, trustees, officers, employees and agents and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 13.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributor) or expenses (including the reasonable costs of investigating or defending any alleged loss, claim, damage, liability or expense and reasonable legal counsel fees incurred in connection therewith) (collectively, “Losses”), to which the Indemnified Parties may become subject under any statute or regulation, or at common law or otherwise, insofar as such Losses:

  (a)        arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus for the Trust (or any amendment or supplement thereto) (collectively, “Trust Documents” for purposes of this Article 13), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this indemnity shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and was accurately derived from written information furnished to the Distributor or the Trust by or on behalf of the Company for use in the Trust Documents or otherwise for use in connection with the sale of the Contracts or Trust shares; or

  (b)        arise out of or result from of statements or representations (other than statements or representations contained in and accurately derived from Company Documents) or wrongful conduct of the Distributor or the Trust or persons under their control, with respect to the sale or distribution of the Contracts or Trust shares; or

  (c)        arise out of or result from any untrue statement or alleged untrue statement of a material fact contained in Company Documents, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon and accurately derived from written information furnished to the Company by or on behalf of the Distributor or the Trust; or

  (d)        arise out of or result from any failure by the Distributor or the Trust to provide the services or furnish the materials required under the terms of this Agreement; or

  (e)        arise out of or result from any material breach of any representation and/or warranty made by the Distributor or the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributor or the Trust (including a failure whether unintentional, or in good faith, or otherwise, to comply with the diversification and other qualification requirements specified in this Agreement).

  13.3     None of the parties to this Agreement shall be liable under the indemnification provisions of Sections 13.1 or 13.2, as applicable, with respect to any Losses incurred or assessed against an Indemnified Party that arise from such Indemnified Party’s willful misfeasance, bad faith, or negligence in the performance of such Indemnified Party’s duties or by reason of such Indemnified Party’s reckless disregard of obligations or duties under this Agreement.

  13.4     None of the parties to this Agreement shall be liable under the indemnification provisions of Section 13.1 or 13.2, as applicable, with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the other parties in writing within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon or otherwise received by such Indemnified Party (or after such Indemnified Party shall have received notice of service upon any designated agent), but failure to notify the party against whom indemnification is sought of any such claim shall not relieve that party from any liability which it may have to the Indemnified Party in the absence of Sections 13.1 and 13.2.

  13.5     In case any such action is brought against the Indemnified Parties, the indemnifying party shall be entitled to participate, at its own expense, in the defense of such action.  The indemnifying party also shall be entitled to assume the defense thereof, with counsel reasonably satisfactory to the party named in the action.  After notice from the indemnifying party to the Indemnified Party of an election to assume such defense, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the indemnifying party will not be liable to Indemnified Party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

  IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative as of the date first written above.

  MIDLAND NATIONAL LIFE INSURANCE COMPANY

  (on behalf of itself and its Accounts)

  By:       /s/William Lowe

              Name:  William Lowe

              Title:

  SAMMONS FINANCIAL NETWORK

  By:       /s/William Lowe

              Name:  William Lowe

              Title:

  JOHN HANCOCK VARIABLE INSURANCE TRUST

  By:       /s/Andrew Arnold

  Name:  Andrew Arnold

  Title:    President

  JOHN HANCOCK DISTRIBUTORS, LLC

  By:       /s/Jeff Long

  Name:  Jeff Long

  Title:    CFO

  Schedule A

  Names of Accounts, Dates Established by Board of Directors and Contracts:

Account	Date Established	Contracts
Separate Account C	06/1993	LiveWell VA

  Schedule B

  Funds Available for Sale to Participating Insurance Companies:

Fund	Share Class
Strategic Income Opportunities Trust	Series II
Select Bond Trust	Series II
Financial Industries Trust	Series II
Fundamental All Cap Core Trust	Series II

  Schedule C

  Expenses

Item	Function	Party Responsible for Expense
Trust Prospectus & SAI
Fund Update	Typesetting
New Sales	Printing
Distribution
Existing Owners	Printing
Distribution

Trust Prospectus Supplements
Fund Update	Typesetting
New Sales	Printing
Distribution
Existing Owners	Printing
Distribution

Trust Proxy Materials	Typesetting
Printing
Distribution

Annual Reports & Other Communications
All	Typesetting
Marketing	Printing
Distribution
Existing Owners	Printing
Distribution

  24(b)(9)(a)

  [Sammons Financial Group Letterhead]

  April 26, 2018

  The Board of Directors

  Midland National Life Insurance Company

  Des Moines, Iowa

  Directors:

  With reference to the Registration Statement for Midland National Life Separate Account C filed on Form N-4 (File number 333-176870 Post-Effective Amendment No. 12) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

  1.      Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

  2.      The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

  3.      The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

  I hereby consent to the filing of this opinion as an Exhibit to said Form N-4 Registration Statement.

  Sincerely,

  /s/ Brian Hansen

  Brian Hansen

  Senior Vice President, General Counsel & Secretary

  [24(b)(9)(b) - POA]

  POWER OF ATTORNEY

  The undersigned Directors and Officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Brian Hansen, Brett L. Agnew and Stacy Bagby and each of them (with full power to each of them to act alone), its true and lawful attorney-in-fact and agent, with full power of substitution to each, for it and on its behalf and in its name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (including but not limited to: 33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-176870; 333-221820) and if applicable under the Investment Company Act of 1940 (including but not limited to: 811-05271; 811-07772) with respect to any insurance contract(s): registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and they or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

  The consent of each of the undersigned Directors and Officers to the above-stated Power of Attorney, evidenced by writing their individual signatures below, are given with the intent to make such resolution effective as of the date specified above without regard to the date(s) such signatures may actually be written on this Power of Attorney.  This Power of Attorney may be executed by the Directors and Officers in one or more counterparts and each executed counterpart shall be deemed an original and all such executed counterparts when taken together shall be the consent to the Power of Attorney by the undersigned Directors and Officers.

  IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this            day of

  February, 2018.

  SIGNATURE                                         DATE               SIGNATURE                                         DATE

  /s/Darron K. Ash                                     2-6-18               /s/Willard Bunn, III                                  2-7-18

  Darron K. Ash                                                               Willard Bunn, III

  /s/James Roderick Clark                        2-6-18               /s/Thomas Corcoran                               2-6-18

  James Roderick Clark                                                    Thomas Corcoran

  /s/Esfandyar E. Dinshaw                        2-7-18               /s/William D. Heinz                                 2-6-18

  Esfandyar E. Dinshaw                                                    William D. Heinz

  /s/Daniel M. Kiefer                                  2-12-18             /s/Heather Kreager                                2-6-18

  Daniel M. Kiefer                                                            Heather Kreager

  /s/Michael M. Masterson                         2-8-18               /s/Steven C. Palmitier                            2-6-18

  Michael M. Masterson                                                    Steven C. Palmitier

  /s/James Parker                                                2-7-18

  James Parker

  [24(b)(10)(a) Eversheds-Sutherland (US) Consent]

  [Eversheds-Sutherland Letterhead]

  April 26, 2018

  Midland National Life Insurance Company

  One Sammons Plaza

  Sioux Falls, SD  57193

Re:	LiveWell VA File No. 333-176870, Post-Effective Amendment # 12

  Ladies and Gentlemen:

              We hereby consent to the reference to our name under the caption “Legal Matters” in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable annuity contracts (File No. 333-176870).  In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended.

  Very truly yours,

  Eversheds-Sutherland (US) LLP

  By /s/Frederick R. Bellamy

                                                                        Frederick R. Bellamy

  [24(b)(10)(b) PWC Consent]

  CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  We hereby consent to the use in this Post-Effective Amendment No. 12 to the registration statement on Form N-4 (File No. 333-176870 and 811-07772) (“Registration Statement”) of our report dated April 26, 2018, relating to the financial statements and financial highlights of Midland National Life Insurance Company Separate Account C and the report dated March 29, 2018, relating to the financial statements of Midland National Life Insurance Company and subsidiaries, which appear in such Registration Statement.  We also consent to the references to us under the headings “Financial Matters” and “Financial Statements in such Registration Statement.

  PricewaterhouseCoopers LLP

  Des Moines, Iowa

  April 26, 2018